UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 through June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2017

Rydex Variable Trust Semi-Annual Report

Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

GuggenheimInvestments.com	RVALTS-SEMI-0617x1217

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
LONG SHORT EQUITY FUND	7
GLOBAL MANAGED FUTURES STRATEGY FUND	16
MULTI-HEDGE STRATEGIES FUND	25
COMMODITIES STRATEGY FUND	43
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	49
OTHER INFORMATION	64
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	67
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	71

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2017.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
July 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2017

First-quarter real gross domestic product (“GDP”) growth came in weak relative to the third and fourth quarters of 2016, at only 1.4% quarter over quarter annualized, consistent with the historical pattern of soft first-quarter data. Tracking estimates point to a rebound in second-quarter growth. There have been concerns about consumer health amid weakness in retail and autos, but we maintain that these are experiencing sector-specific problems. Household balance sheets and consumer spending appear solid overall.

The unemployment rate continues to decline to levels not seen since 2001, despite muted economic growth. As of June 2017, the unemployment rate stood at 4.3%, below what the U.S. Federal Reserve (the “Fed”) forecasted as recently as March to be the cycle low, and we expect it will fall to 3.8% or lower next year. While a tightening labor market has not done much to lift wage growth or inflation in the current cycle, Fed Chair Janet Yellen and many of her colleagues still see a tighter labor market as a reason to continue to remove accommodation.

In June the Fed delivered its fourth rate hike since the financial crisis, raising the fed funds rate target range to 1.00–1.25%. It proceeded with the rate hike despite three consecutive months of soft inflation readings. The statement noted that the Fed continues to expect inflation on a 12-month basis to stabilize around the 2% objective over the medium term. This suggests the Fed views recent weakness as transient. As long as the unemployment rate continues to decline, we believe the Fed will feel compelled to continue hiking to stay ahead of potential inflationary pressures, given the lags associated with monetary policy effects.

Median Federal Open Market Committee (“FOMC”) projections suggest one additional rate increase in 2017, three in 2018, and three more in 2019. These are not conditioned on expectations for fiscal stimulus, though they do incorporate an expectation that the natural rate of interest will rise somewhat over time, but perhaps not as much as the Fed currently projects. We expect that the Fed will forego a rate hike in September in order to launch the tapering of portfolio reinvestments, but the Fed will pick it up again in December, contingent on steady economic data and supportive financial conditions. Weak oil prices over the second quarter of 2017 should once again boost headline inflation readings in 2018 due to base effects, which, when combined with steady economic growth and falling unemployment, could prompt the Fed to raise rates three or possibly four times in 2018.

On its own, the start of Fed balance sheet normalization should not lead to a notable increase in market volatility. The Fed has signaled its intentions well in advance, giving markets time to prepare, and pay-downs will ramp up only gradually over the course of a year.

Still, volatility across a range of markets is abnormally low, and asset valuations appear stretched. Markets shrugged off worrisome developments during the second quarter, including declining oil prices, a lack of progress on fiscal legislation in Washington, D.C., and rising geopolitical risks. A near-term pullback in risk assets is possible in the third or fourth quarters, with low volatility and tight spreads making credit markets particularly vulnerable during what is already a seasonally weak period for risk assets. Moves toward a less accommodative stance by the European Central Bank, the Bank of Japan, and/or the Bank of England may be a catalyst for instability.

For the six-month period ended June 30, 2017, the Standard & Poor’s 500® (“S&P 500®”)* Index returned 9.34%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 13.81%. The return of the MSCI Emerging Markets Index* was 18.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.27% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.93%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.31% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2016 and ending June 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2016	Ending Account Value June 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund	2.01%	3.45%	$ 1,000.00	$ 1,034.50	$ 10.14
Global Managed Futures Strategy Fund	1.64%	(0.50%)	1,000.00	995.00	8.11
Multi-Hedge Strategies Fund	2.05%	0.17%	1,000.00	1,001.70	10.17
Commodities Strategy Fund	1.73%	(10.46%)	1,000.00	895.40	8.13

Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund	2.01%	5.00%	$ 1,000.00	$ 1,014.83	$ 10.04
Global Managed Futures Strategy Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
Multi-Hedge Strategies Fund	2.05%	5.00%	1,000.00	1,014.63	10.24
Commodities Strategy Fund	1.73%	5.00%	1,000.00	1,016.22	8.65

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes dividends on short sales and prime broker interest expenses. Excluding these expenses, the operating expense ratios of the Long Short Equity Fund and the Multi-Hedge Strategies Fund would be 1.60% and 1.16%, respectively.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2016 to June 30, 2017.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments.

Inception Date: May 1, 2002

Ten Largest Holdings (% of Total Net Assets)
CVS Health Corp.	2.1%
Pfizer, Inc.	1.8%
Boeing Co.	1.7%
International Business Machines Corp.	1.7%
Verizon Communications, Inc.	1.7%
Corning, Inc.	1.6%
Walgreens Boots Alliance, Inc.	1.5%
Principal Financial Group, Inc.	1.5%
Apple, Inc.	1.4%
WW Grainger, Inc.	1.4%
Top Ten Total	16.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Long Short Equity Fund	3.45%	5.23%	5.25%	1.28%
HFRX Equity Hedge Index	3.73%	8.07%	3.44%	(1.52%)
S&P 500 Index	9.34%	17.90%	14.63%	7.18%
Morningstar Long/Short Equity Category Average	4.27%	8.30%	4.97%	3.77%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The HFRX Equity Hedge Index and the S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns. The Morningstar Long/Short Equity Category Average is the equal-weighted, simple average return for all funds in the Morningstar Long/Short Equity Category.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
LONG SHORT EQUITY FUND

	Shares	Value

COMMON STOCKS† - 97.0%

Consumer, Non-cyclical - 27.3%
Pfizer, Inc.[1]	17,420	$585,138
AbbVie, Inc.	4,988	361,680
McKesson Corp.[1]	2,040	335,662
DaVita, Inc.*,1	5,117	331,377
Sysco Corp.	6,428	323,521
Johnson & Johnson[1]	2,245	296,991
UnitedHealth Group, Inc.	1,424	264,038
Archer-Daniels-Midland Co.	6,204	256,722
Eli Lilly & Co.[1]	3,070	252,661
Celgene Corp.*,1	1,678	217,922
Halyard Health, Inc.*	5,519	216,786
PepsiCo, Inc.[1]	1,826	210,885
Kellogg Co.[1]	2,922	202,962
Zimmer Biomet Holdings, Inc.	1,568	201,331
Universal Corp.	3,089	199,858
Aetna, Inc.	1,296	196,772
Dean Foods Co.	11,490	195,330
Conagra Brands, Inc.[1]	5,441	194,570
Nielsen Holdings plc	4,976	192,372
Total System Services, Inc.	3,300	192,225
Universal Health Services, Inc. — Class B	1,491	182,021
Masimo Corp.*	1,881	171,510
United Therapeutics Corp.*	1,321	171,373
WellCare Health Plans, Inc.*	932	167,350
Humana, Inc.[1]	694	166,990
Medtronic plc	1,875	166,406
Hologic, Inc.*,1	3,554	161,281
HealthSouth Corp.	3,226	156,139
TreeHouse Foods, Inc.*	1,870	152,760
Merck & Co., Inc.[1]	2,097	134,397
Sabre Corp.	6,172	134,364
Hormel Foods Corp.[1]	3,831	130,675
Automatic Data Processing, Inc.	1,227	125,718
United Natural Foods, Inc.*	3,377	123,936
Danaher Corp.[1]	1,456	122,872
Baxter International, Inc.[1]	1,973	119,445
United Rentals, Inc.*	1,026	115,641
Thermo Fisher Scientific, Inc.	632	110,265
Centene Corp.*,1	1,315	105,042
AMN Healthcare Services, Inc.*	2,657	103,756
Mallinckrodt plc*	2,214	99,209
FTI Consulting, Inc.*	2,785	97,364
CoreLogic, Inc.*	2,237	97,041
Darling Ingredients, Inc.*	6,121	96,345
Mylan N.V.*	2,443	94,837
Flowers Foods, Inc.	5,186	89,770
Boston Beer Company, Inc. — Class A*	671	88,672
SpartanNash Co.	3,297	85,590
Total Consumer, Non-cyclical		8,799,572

Industrial - 16.4%
Boeing Co.[1]	2,803	554,293
Corning, Inc.[1]	16,857	506,553
Harris Corp.[1]	3,200	349,056
Cummins, Inc.[1]	1,837	297,998
Snap-on, Inc.	1,811	286,138
Timken Co.	6,036	279,165
Honeywell International, Inc.[1]	1,355	180,608
Belden, Inc.	2,390	180,278
Oshkosh Corp.	2,606	179,501
Jabil, Inc.	6,139	179,198
J.B. Hunt Transport Services, Inc.	1,933	176,637
Huntington Ingalls Industries, Inc.	945	175,921
CH Robinson Worldwide, Inc.	2,416	165,931
Sanmina Corp.*	4,233	161,277
Emerson Electric Co.[1]	2,674	159,424
Plexus Corp.*	2,953	155,239
AECOM*	4,659	150,626
Ingersoll-Rand plc	1,553	141,929
Lockheed Martin Corp.[1]	483	134,086
L3 Technologies, Inc.[1]	762	127,315
Eaton Corp. plc	1,546	120,325
Vishay Intertechnology, Inc.	7,109	118,009
ITT, Inc.	2,625	105,472
Regal Beloit Corp.	1,279	104,303
Tech Data Corp.*	1,021	103,121
Methode Electronics, Inc.	2,420	99,704
Union Pacific Corp.	912	99,326
Total Industrial		5,291,433

Consumer, Cyclical - 15.0%
CVS Health Corp.[1]	8,343	671,278
Walgreens Boots Alliance, Inc.	6,335	496,094
WW Grainger, Inc.[1]	2,412	435,438
Wal-Mart Stores, Inc.	4,143	313,542
Alaska Air Group, Inc.	2,488	223,323
Brinker International, Inc.	5,642	214,960
Goodyear Tire & Rubber Co.	5,692	198,992
Lowe’s Cos., Inc.[1]	2,522	195,531
Ralph Lauren Corp. — Class A	2,457	181,327
Michael Kors Holdings Ltd.*	4,622	167,547
Southwest Airlines Co.	2,687	166,970
United Continental Holdings, Inc.*	2,088	157,122
Delta Air Lines, Inc.[1]	2,768	148,753
CalAtlantic Group, Inc.	4,167	147,304
Anixter International, Inc.*	1,872	146,391
Bed Bath & Beyond, Inc.	4,700	142,880
Ford Motor Co.[1]	12,626	141,285
Hawaiian Holdings, Inc.*	2,896	135,967
Nu Skin Enterprises, Inc. — Class A	2,051	128,885
AutoZone, Inc.*,1	215	122,649
Michaels Companies, Inc.*	5,545	102,693
Harley-Davidson, Inc.	1,811	97,830
Dick’s Sporting Goods, Inc.	2,327	92,684
Total Consumer, Cyclical		4,829,445

Technology - 13.1%
International Business Machines Corp.[1]	3,549	545,943
Apple, Inc.	3,032	436,669
CA, Inc.[1]	12,564	433,081
Intel Corp.[1]	9,747	328,864

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
LONG SHORT EQUITY FUND

	Shares	Value

Texas Instruments, Inc.	4,236	$325,875
HP, Inc.[1]	17,321	302,771
NCR Corp.*	5,866	239,567
NetApp, Inc.[1]	4,756	190,478
CSRA, Inc.	5,492	174,371
KLA-Tencor Corp.[1]	1,901	173,960
Applied Materials, Inc.	3,847	158,920
Xerox Corp.	5,209	149,655
Akamai Technologies, Inc.*	2,495	124,276
Science Applications International Corp.	1,672	116,070
j2 Global, Inc.	1,355	115,297
Western Digital Corp.	1,203	106,586
Convergys Corp.	4,226	100,494
Skyworks Solutions, Inc.	959	92,016
Seagate Technology plc	2,224	86,180
Total Technology		4,201,073

Financial - 11.1%
Principal Financial Group, Inc.[1]	7,717	494,428
Northern Trust Corp.[1]	4,127	401,186
E*TRADE Financial Corp.*,1	5,672	215,706
Alliance Data Systems Corp.	826	212,026
Torchmark Corp.	2,628	201,042
LaSalle Hotel Properties	6,651	198,200
Synchrony Financial	6,415	191,295
Old Republic International Corp.	9,620	187,879
Host Hotels & Resorts, Inc.[1]	9,383	171,427
RenaissanceRe Holdings Ltd.	1,201	166,999
Affiliated Managers Group, Inc.[2]	982	162,875
Waddell & Reed Financial, Inc. — Class A	8,513	160,725
Hanover Insurance Group, Inc.	1,786	158,293
State Street Corp.	1,422	127,596
Government Properties Income Trust	6,932	126,925
Franklin Resources, Inc.[1]	2,530	113,319
Capital One Financial Corp.[1]	1,330	109,884
Omega Healthcare Investors, Inc.	3,044	100,513
Physicians Realty Trust REIT	3,200	64,448
Total Financial		3,564,766

Communications - 7.1%
Verizon Communications, Inc.	12,169	543,468
Motorola Solutions, Inc.[1]	3,934	341,235
Juniper Networks, Inc.[1]	10,559	294,385
AMC Networks, Inc. — Class A*	4,272	228,167
Walt Disney Co.[1]	1,919	203,894
InterDigital, Inc.	2,458	190,004
Viacom, Inc. — Class B	4,542	152,475
AT&T, Inc.	3,210	121,113
WebMD Health Corp. — Class A*	1,714	100,526
ARRIS International plc*	3,468	97,173
Total Communications		2,272,440

Utilities - 4.0%
Hawaiian Electric Industries, Inc.	12,504	404,880
Vectren Corp.	3,192	186,540
Avista Corp.	4,387	186,272
Entergy Corp.[1]	1,760	135,115
American Electric Power Company, Inc.	1,892	131,437
Eversource Energy[1]	2,153	130,709
DTE Energy Co.[1]	947	100,183
Total Utilities		1,275,136

Energy - 1.5%
Exxon Mobil Corp.[1]	1,968	158,877
Valero Energy Corp.	1,766	119,134
ConocoPhillips[1]	2,691	118,297
Devon Energy Corp.[1]	3,130	100,066
Total Energy		496,374

Basic Materials - 1.0%
LyondellBasell Industries N.V. — Class A	2,562	216,207
International Paper Co.[1]	1,814	102,691
Total Basic Materials		318,898

Diversified - 0.5%
Leucadia National Corp.	5,815	152,120

Total Common Stocks
(Cost $30,448,062)		31,201,257

MONEY MARKET FUND† - 2.8%
Invesco - Treasury Obligations Portfolio 0.85%[3]	907,306	907,306
Total Money Market Fund
(Cost $907,306)		907,306

SECURITIES LENDING COLLATERAL†,4 - 0.4%
First American Government Obligations Fund — Class Z, 0.84%[3]	124,648	124,648
Total Securities Lending Collateral
(Cost $124,648)		124,648

Total Investments - 100.2%
(Cost $31,480,016)		$32,233,211
Other Assets & Liabilities, net - (0.2)%		(58,266)
Total Net Assets - 100.0%		$32,174,945

		Unrealized Gain (Loss)

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley May 2019 Long Short Equity Portfolio Short Custom Basket swap 0.81%[5], Terminating 05/31/19 (Notional Value $34,811,191)		$(209,081)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley May 2019 Long Short Equity Portfolio Long Custom Basket Swap 1.66%[6], Terminating 05/31/19 (Notional Value $25,068,859)		$464,796

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
LONG SHORT EQUITY FUND

	Shares	Unrealized Gain (Loss)

CUSTOM BASKET OF LONG SECURITIES[6]
Amgen, Inc.	3,444	$60,749
Gilead Sciences, Inc.	7,903	49,721
Oracle Corp.	9,755	46,082
JPMorgan Chase & Co.	5,063	45,780
Cincinnati Bell, Inc.*	16,290	39,699
Citigroup, Inc.	5,599	36,934
Iridium Communications, Inc.*	31,818	33,371
ManpowerGroup, Inc.	2,938	32,226
Laboratory Corp. of America Holdings*	2,036	31,693
Tyson Foods, Inc. — Class A	5,453	27,287
Express Scripts Holding Co.*	5,722	24,613
MEDNAX, Inc.*	4,006	24,020
HCA Healthcare, Inc.*	4,565	23,086
Biogen, Inc.*	875	23,066
Teradata Corp.*	11,024	21,370
Prudential Financial, Inc.	4,823	18,846
Aflac, Inc.	6,569	16,716
Ingredion, Inc.	3,073	15,479
Reinsurance Group of America, Inc. — Class A	3,591	14,423
Expeditors International of Washington, Inc.	4,137	13,788
Jacobs Engineering Group, Inc.	6,874	13,099
Evercore Partners, Inc. — Class A	3,437	10,717
Scripps Networks Interactive, Inc. — Class A	5,272	10,446
Unum Group	5,472	9,894
Anthem, Inc.	1,690	9,284
Allstate Corp.	4,263	9,131
Fluor Corp.	6,749	9,026
Robert Half International, Inc.	4,957	8,876
Deluxe Corp.	7,103	8,745
Progressive Corp.	4,973	8,686
VeriSign, Inc.*	3,280	8,301
Cigna Corp.	1,368	7,852
Berkshire Hathaway, Inc. — Class B*	1,634	6,800
Travelers Cos., Inc.	3,085	6,574
Curtiss-Wright Corp.	2,702	6,215
Quest Diagnostics, Inc.	2,427	5,982
ATN International, Inc.	4,251	5,491
Waste Management, Inc.	4,477	4,147
Everest Re Group Ltd.	1,082	3,924
Cogent Communications Holdings, Inc.	8,048	1,715
Western Union Co.	16,982	326
FirstEnergy Corp.	16,657	(215)
Fidelity National Information Services, Inc.	4,166	(631)
Accenture plc — Class A	3,301	(1,726)
Big Lots, Inc.	4,362	(2,236)
Omnicom Group, Inc.	3,822	(2,420)
NextEra Energy, Inc.	1,792	(2,558)
F5 Networks, Inc.*	2,087	(2,571)
Procter & Gamble Co.	3,164	(2,712)
Exelon Corp.	13,147	(3,145)
Kimberly-Clark Corp.	3,109	(3,418)
TE Connectivity Ltd.	5,741	(3,584)
Discovery Communications, Inc. — Class A*	10,140	(3,681)
National Fuel Gas Co.	5,428	(4,030)
Microsoft Corp.	5,262	(6,087)
Telephone & Data Systems, Inc.	14,286	(7,193)
Cisco Systems, Inc.	17,418	(7,659)
WEC Energy Group, Inc.	6,242	(8,988)
CMS Energy Corp.	6,755	(9,043)
Consolidated Edison, Inc.	5,918	(12,206)
General Mills, Inc.	8,705	(12,441)
Edison International	4,280	(13,206)
Xcel Energy, Inc.	7,565	(15,380)
Ameren Corp.	8,548	(18,469)
CenterPoint Energy, Inc.	16,986	(20,526)
Campbell Soup Co.	3,685	(20,800)
Lam Research Corp.	1,391	(20,921)
Energizer Holdings, Inc.	4,436	(23,211)
JM Smucker Co.	2,477	(24,399)
UGI Corp.	9,404	(27,702)
Carlisle Companies, Inc.	4,466	(27,908)
Total Custom Basket of Long Securities		445,120

CUSTOM BASKET OF SHORT SECURITIES[5]
Starbucks Corp.	(4,962)	24,724
Marriott International, Inc. — Class A	(2,740)	18,947
Autodesk, Inc.*	(1,558)	18,346
Rollins, Inc.	(9,153)	17,321
Papa John's International, Inc.	(1,888)	15,911
Dominion Energy, Inc.	(3,741)	15,364
Alliant Energy Corp.	(11,309)	15,304
BJ's Restaurants, Inc.*	(2,181)	14,964
Southern Co.	(4,988)	14,707
PTC, Inc.*	(4,595)	13,564
Ultimate Software Group, Inc.*	(1,311)	13,266
Dunkin' Brands Group, Inc.	(3,894)	12,013
Ulta Beauty, Inc.*	(771)	11,661
PDC Energy, Inc.*	(1,920)	11,614
iRobot Corp.*	(990)	11,560
McCormick & Co., Inc.	(1,667)	11,126
Cognex Corp.	(1,703)	10,974
Salesforce.com, Inc.*	(3,157)	10,778
Mondelez International, Inc. — Class A	(3,043)	10,558
Sempra Energy	(2,689)	10,436
Carrizo Oil & Gas, Inc.*	(2,329)	9,903
Microchip Technology, Inc.	(1,564)	9,632
Black Hills Corp.	(4,856)	9,022
SEACOR Holdings, Inc.*	(1,568)	8,670
Wendy's Co.	(17,655)	8,266
Equinix, Inc. REIT	(770)	8,182
Symantec Corp.	(5,436)	8,072
Hershey Co.	(920)	7,710
Jack in the Box, Inc.	(900)	7,655
Netflix, Inc.*	(593)	7,464
Crown Castle International Corp.	(2,926)	7,179
American International Group, Inc.	(5,712)	7,153
Lamb Weston Holdings, Inc.	(2,715)	6,953

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
LONG SHORT EQUITY FUND

	Shares	Unrealized Gain (Loss)

NiSource, Inc.	(10,197)	$6,570
Shake Shack, Inc. — Class A*	(3,591)	5,867
Mattel, Inc.	(4,188)	5,779
International Flavors & Fragrances, Inc.	(2,574)	5,634
Take-Two Interactive Software, Inc.*	(1,798)	5,630
Cadence Design Systems, Inc.*	(3,686)	5,500
FMC Corp.	(3,029)	5,460
NewMarket Corp.	(1,030)	5,024
Monolithic Power Systems, Inc.	(3,511)	4,949
Halliburton Co.	(2,135)	4,483
Digital Realty Trust, Inc.	(875)	4,330
Public Storage	(666)	4,141
Incyte Corp.*	(726)	3,730
Iron Mountain, Inc.	(5,672)	3,268
Philip Morris International, Inc.	(1,057)	3,215
Broadcom Ltd.	(559)	3,001
Spire, Inc.	(3,918)	2,910
Royal Gold, Inc.	(1,362)	2,828
Amazon.com, Inc.*	(119)	2,806
Ingevity Corp.*	(1,636)	2,651
Eagle Materials, Inc.	(1,289)	2,639
Duke Realty Corp.	(5,385)	2,510
Five Below, Inc.*	(1,898)	2,416
General Electric Co.	(6,912)	2,197
Retail Opportunity Investments Corp. REIT	(5,554)	2,173
SEACOR Marine Holdings, Inc.*	(1,576)	2,173
Amphenol Corp. — Class A	(1,705)	2,044
CoreSite Realty Corp.	(1,486)	2,032
Pool Corp.	(1,978)	1,834
Visa, Inc. — Class A	(1,640)	1,816
Healthcare Services Group, Inc.	(4,103)	1,814
Charter Communications, Inc. — Class A*	(322)	1,638
CyrusOne, Inc. REIT	(3,809)	1,620
Air Products & Chemicals, Inc.	(2,999)	1,527
Royal Caribbean Cruises Ltd.	(934)	1,519
Balchem Corp.	(2,060)	1,436
Martin Marietta Materials, Inc.	(1,255)	1,423
Atmos Energy Corp.	(4,303)	1,176
Adobe Systems, Inc.*	(1,864)	1,122
Boyd Gaming Corp.	(3,938)	986
Lumentum Holdings, Inc.*	(1,687)	679
Ashland Global Holdings, Inc.	(1,447)	401
Coty, Inc. — Class A	(5,218)	303
American Campus Communities, Inc.	(4,046)	137
First Industrial Realty Trust, Inc.	(9,985)	(24)
TopBuild Corp.*	(1,810)	(77)
AvalonBay Communities, Inc.	(712)	(173)
American Tower Corp. REIT — Class A	(1,968)	(421)
Willis Towers Watson plc	(1,838)	(478)
Priceline Group, Inc.*	(68)	(554)
CommVault Systems, Inc.*	(2,519)	(715)
Equity Residential	(2,279)	(773)
Silgan Holdings, Inc.	(4,092)	(838)
Woodward, Inc.	(4,602)	(912)
Essex Property Trust, Inc.	(738)	(961)
Extra Space Storage, Inc.	(1,698)	(978)

		Unrealized Loss

Douglas Emmett, Inc.	(2,791)	(1,110)
Dave & Buster's Entertainment, Inc.*	(1,473)	(1,149)
Sensient Technologies Corp.	(4,722)	(1,344)
Marsh & McLennan Companies, Inc.	(2,750)	(1,482)
Ecolab, Inc.	(3,504)	(1,573)
Domino's Pizza, Inc.	(724)	(1,634)
UDR, Inc.	(4,050)	(1,680)
HB Fuller Co.	(2,060)	(1,686)
Highwoods Properties, Inc.	(4,665)	(1,694)
Education Realty Trust, Inc.	(3,249)	(2,039)
Arthur J Gallagher & Co.	(2,859)	(2,157)
Boston Properties, Inc.	(1,093)	(2,224)
MSCI, Inc. — Class A	(1,367)	(2,401)
Bio-Rad Laboratories, Inc. — Class A*	(670)	(2,529)
FactSet Research Systems, Inc.	(1,139)	(2,615)
ViaSat, Inc.*	(2,367)	(3,032)
Welltower, Inc.	(1,394)	(3,148)
CarMax, Inc.*	(5,116)	(3,159)
CareTrust REIT, Inc.	(5,307)	(3,197)
Axon Enterprise, Inc.*	(4,955)	(3,481)
Bob Evans Farms, Inc.	(1,568)	(3,760)
Acadia Realty Trust	(4,372)	(3,792)
Weyerhaeuser Co. REIT	(8,693)	(3,828)
Aon plc	(2,075)	(3,944)
Macerich Co.	(3,921)	(4,101)
NuVasive, Inc.*	(1,859)	(4,102)
Rayonier, Inc.	(4,725)	(4,113)
ABIOMED, Inc.*	(1,004)	(4,115)
PolyOne Corp.	(2,919)	(4,169)
Federal Realty Investment Trust	(1,100)	(4,181)
Ventas, Inc.	(1,541)	(4,330)
WD-40 Co.	(908)	(4,526)
McDonald's Corp.	(1,535)	(4,691)
Blackbaud, Inc.	(1,416)	(4,709)
Align Technology, Inc.*	(860)	(4,746)
CF Industries Holdings, Inc.	(4,236)	(4,761)
ILG, Inc.	(6,865)	(4,887)
SL Green Realty Corp.	(1,126)	(5,056)
AptarGroup, Inc.	(2,474)	(5,355)
PayPal Holdings, Inc.*	(2,400)	(5,474)
BlackRock, Inc. — Class A	(377)	(5,683)
Scotts Miracle-Gro Co. — Class A	(1,897)	(5,974)
Vulcan Materials Co.	(2,443)	(6,039)
Meritage Homes Corp.*	(2,408)	(6,133)
Tyler Technologies, Inc.*	(1,320)	(6,545)
Constellation Brands, Inc. — Class A	(576)	(6,638)
Wynn Resorts Ltd.	(900)	(6,661)
Corporate Office Properties Trust	(4,412)	(6,678)
S&P Global, Inc.	(1,396)	(6,730)
Bottomline Technologies de, Inc.*	(7,089)	(7,036)
Ollie's Bargain Outlet Holdings, Inc.*	(3,134)	(7,079)
Valvoline, Inc.	(4,352)	(7,084)
Prologis, Inc.	(2,262)	(7,303)
DCT Industrial Trust, Inc.	(6,754)	(7,413)
Healthcare Realty Trust, Inc.	(6,006)	(7,447)
Avery Dennison Corp.	(1,830)	(7,513)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
LONG SHORT EQUITY FUND

	Shares	Unrealized Loss

Gulfport Energy Corp.*	(8,819)	$(7,627)
Mercury Systems, Inc.*	(2,958)	(8,004)
Mid-America Apartment Communities, Inc.	(2,262)	(8,063)
Compass Minerals International, Inc.	(4,798)	(8,327)
AO Smith Corp.	(4,864)	(8,337)
RPM International, Inc.	(8,947)	(8,563)
PPG Industries, Inc.	(2,418)	(8,988)
Eaton Vance Corp.	(8,591)	(9,216)
FirstCash, Inc.	(1,810)	(9,363)
United Parcel Service, Inc. — Class B	(2,057)	(9,370)
Moody's Corp.	(2,163)	(10,257)
PRA Group, Inc.*	(3,043)	(10,343)
Medidata Solutions, Inc.*	(1,359)	(10,540)
Kilroy Realty Corp.	(4,498)	(10,554)
EastGroup Properties, Inc.	(3,350)	(10,863)
SPS Commerce, Inc.*	(1,903)	(11,486)
MarketAxess Holdings, Inc.	(1,060)	(11,598)
PulteGroup, Inc.	(6,573)	(11,955)
Allegheny Technologies, Inc.	(6,336)	(12,110)
Xylem, Inc.	(3,393)	(12,273)
Johnson Controls International plc	(7,362)	(12,290)
Invesco Ltd.	(3,504)	(12,983)
Alexandria Real Estate Equities, Inc.	(3,436)	(14,171)
Ball Corp.	(11,549)	(14,844)
Cousins Properties, Inc.	(41,488)	(14,948)
Goldman Sachs Group, Inc.	(1,643)	(16,026)
KeyCorp	(13,307)	(16,301)
Century Aluminum Co.*	(9,438)	(16,567)
First Midwest Bancorp, Inc.	(13,771)	(19,618)
John Bean Technologies Corp.	(1,585)	(20,972)
Intercontinental Exchange, Inc.	(3,764)	(21,480)
CME Group, Inc. — Class A	(2,741)	(22,303)
National Instruments Corp.	(12,408)	(27,274)
Total Custom Basket of Short Securities		(160,058)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[2]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[3]	Rate indicated is the 7 day yield as of June 30, 2017.
[4]	Securities lending collateral — See Note 6.
[5]	Total Return is based on the return of custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
[6]	Total Return is based on the return of custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$31,201,257	$—	$—	$—	$31,201,257
Equity Index Swap Agreements	—	—	464,796	—	464,796
Money Market Fund	907,306	—	—	—	907,306
Securities Lending Collateral	124,648	—	—	—	124,648
Total Assets	$32,233,211	$—	$464,796	$—	$32,698,007

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$209,081	$—	$209,081

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $122,073 of securities loaned (cost $31,480,016)	$32,233,211
Segregated cash with broker	1,400,006
Unrealized appreciation on swap agreements	464,796
Receivables:
Swap settlement	504
Fund shares sold	10,527
Dividends	25,303
Securities lending income	32
Total assets	34,134,379

Liabilities:
Segregated cash due to broker	1,322,071
Unrealized depreciation on swap agreements	209,081
Overdraft due to custodian bank	21,326
Payable for:
Securities purchased	193,090
Return of securities loaned	124,648
Management fees	23,629
Fund shares redeemed	16,831
Investor service fees	6,563
Portfolio accounting fees	2,626
Transfer agent and administrative fees	2,625
Miscellaneous	36,944
Total liabilities	1,959,434
Commitments and contingent liabilities (Note 13)	—
Net assets	$32,174,945

Net assets consist of:
Paid in capital	$29,959,698
Accumulated net investment loss	(23,210)
Accumulated net realized gain on investments	1,229,547
Net unrealized appreciation on investments	1,008,910
Net assets	$32,174,945
Capital shares outstanding	2,023,630
Net asset value per share	$15.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $576)	$238,281
Interest	11,417
Income from securities lending, net	4,616
Total investment income	254,314

Expenses:
Management fees	140,173
Transfer agent and administrative fees	15,575
Investor service fees	38,937
Portfolio accounting fees	15,575
Short sales dividend expense	58,194
Professional fees	36,899
Prime broker interest expense	5,170
Custodian fees	3,142
Trustees’ fees*	2,504
Miscellaneous	(3,520)
Total expenses	312,649
Net investment loss	(58,335)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,608,622
Investments in affiliated issuers	3,161
Swap agreements	504
Futures contracts	209
Securities sold short	(487,634)
Net realized gain	2,124,862
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,163,255)
Investments in affiliated issuers	(1,176)
Securities sold short	(90,984)
Swap agreements	255,715
Futures contracts	(1,842)
Net change in unrealized appreciation (depreciation)	(1,001,542)
Net realized and unrealized gain	1,123,320
Net increase in net assets resulting from operations	$1,064,985

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(58,335)	$13,980
Net realized gain (loss) on investments	2,124,862	(682,532)
Net change in unrealized appreciation (depreciation) on investments	(1,001,542)	512,878
Net increase (decrease) in net assets resulting from operations	1,064,985	(155,674)

Capital share transactions:
Proceeds from sale of shares	3,229,736	12,618,096
Cost of shares redeemed	(4,006,469)	(19,695,322)
Net decrease from capital share transactions	(776,733)	(7,077,226)
Net increase (decrease) in net assets	288,252	(7,232,900)

Net assets:
Beginning of period	31,886,693	39,119,593
End of period	$32,174,945	$31,886,693
Accumulated net investment loss/Undistributed net investment income at end of period	$(23,210)	$35,125

Capital share activity:
Shares sold	209,017	841,745
Shares redeemed	(259,433)	(1,329,016)
Net decrease in shares	(50,416)	(487,271)

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$15.37	$15.27	$15.08	$14.67	$12.49	$11.96
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.01	(.11)	(.09)	(.14)	— [c]
Net gain (loss) on investments (realized and unrealized)	.56	.09	.30	.50	2.32	.53
Total from investment operations	.53	.10	.19	.41	2.18	.53
Less distributions from:
Net investment income	—	—	—	—	(—)[d]	—
Total distributions	—	—	—	—	(—)[d]	—
Net asset value, end of period	$15.90	$15.37	$15.27	$15.08	$14.67	$12.49

Total Return[e]	3.45%	0.65%	1.26%	2.79%	17.46%	4.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,175	$31,887	$39,120	$30,041	$45,295	$38,656
Ratios to average net assets:
Net investment income (loss)	(0.37%)	0.04%	(0.71%)	(0.63%)	(1.05%)	— [g]
Total expenses[f,h]	2.01%	2.22%	2.28%	2.12%	2.28%	1.86%
Portfolio turnover rate	160%	239%	244%	316%	292%	203%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Less than 0.01%.
[h]

Total expenses may include interest and dividend expense. Excluding interest and dividend expense related to short sales, net expense ratios for the period ended June 30, 2017 and years ended December 31 would be:

06/30/2017	2016	2015	2014	2013	2012
1.60%	1.56%	1.51%	1.57%	1.62%	1.73%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

GLOBAL MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to generate positive total returns over time.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 7, 2008

The Fund invests principally in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	38.8%
Guggenheim Strategy Fund II	22.0%
Guggenheim Strategy Fund I	11.8%
Guggenheim Strategy Fund III	10.7%
Total	83.3%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	Since Inception (11/07/08)
Global Managed Futures Strategy Fund	(0.50%)	(6.74%)	(1.14%)	(4.09%)
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index	0.31%	0.49%	0.17%	0.16%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 83.3%
Guggenheim Variable Insurance Strategy Fund III[1]	231,952	$5,812,709
Guggenheim Strategy Fund II1	132,140	3,304,827
Guggenheim Strategy Fund I1	70,431	1,765,704
Guggenheim Strategy Fund III[1]	64,169	1,604,876
Total Mutual Funds
(Cost $12,402,672)		12,488,116

	Face Amount

U.S. TREASURY BILLS†† - 11.7%
U.S. Treasury Bill
0.91% due 08/03/17[2,3]	$1,750,000	1,748,716
Total U.S. Treasury Bills
(Cost $1,748,516)		1,748,716

REPURCHASE AGREEMENTS††,4 - 4.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	254,695	254,695
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	254,694	254,694
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	188,630	188,630
Total Repurchase Agreements
(Cost $698,019)		698,019

Total Investments - 99.6%
(Cost $14,849,207)		$14,934,851
Other Assets & Liabilities, net - 0.4%		62,215
Total Net Assets - 100.0%		$14,997,066

	Contracts	Unrealized Gain

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2017 Cattle Feeder Futures Contracts (Aggregate Value of Contracts $222,300)	3	$12,364
August 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $171,731)	3	11,537
September 2017 Copper Futures Contracts (Aggregate Value of Contracts $135,725)	2	7,526

		Unrealized Gain (Loss)

August 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $167,500)	5	6,861
August 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $124,140)	1	1,547
August 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $47,853)	1	1,419
August 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $68,934)	1	525
August 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $372,080)	8	(7,599)
(Total Aggregate Value of Contracts $1,310,263)		$34,180

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $2,436,525)	17	22,179
September 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $1,228,480)	16	10,146
September 2017 New Zealand Dollar Futures Contracts (Aggregate Value of Contracts $1,610,180)	22	8,410
September 2017 British Pound Futures Contracts (Aggregate Value of Contracts $979,050)	12	1,102
September 2017 Mexican Peso Futures Contracts (Aggregate Value of Contracts $1,170,460)	43	(13,667)
(Total Aggregate Value of Contracts $7,424,695)		$28,170

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
GLOBAL MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $1,064,850)	10	$7,597
September 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $718,414)	5	7,319
July 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $1,147,960)	7	3,239
September 2017 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $357,073)	2	3,111
September 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $706,282)	2	2,609
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $174,580)	1	963
July 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $616,480)	16	735
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $282,820)	4	58
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $605,250)	5	40
September 2017 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $302,670)	6	(1,108)
September 2017 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $472,225)	5	(2,370)
September 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $217,739)	2	(2,397)
September 2017 FTSE MIB Index Futures Contracts†† (Aggregate Value of Contracts $117,236)	1	(3,234)

		Unrealized Loss

July 2017 OMX Stockholm 30 Index Futures Contracts†† (Aggregate Value of Contracts $133,218)	7	(3,284)
July 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $293,861)	5	(7,491)
September 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $756,536)	8	(13,369)
September 2017 Euro STOXX 50 Index Futures Contracts†† (Aggregate Value of Contracts $472,461)	12	(13,809)
July 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $465,334)	4	(13,934)
July 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $717,717)	6	(18,601)
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $904,560)	8	(21,783)
(Total Aggregate Value of Contracts $10,527,266)		$(75,709)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $383,267)	3	(1,033)
September 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $769,063)	5	(2,196)
September 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $664,125)	4	(2,206)
September 2017 Euro - OATS Futures Contracts†† (Aggregate Value of Contracts $1,016,882)	6	(2,309)
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,178,281)	10	(2,876)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
GLOBAL MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

September 2017 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $1,304,242)	8	$(5,825)
September 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $990,316)	10	(5,919)
September 2017 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $3,510,714)	19	(8,967)
September 2017 Euro - BTP Italian Government Bond Futures Contracts†† (Aggregate Value of Contracts $4,628,326)	30	(52,341)
(Total Aggregate Value of Contracts $14,445,216)		$(83,672)

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2017 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,886,850)	22	8,062
September 2017 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $3,246,526)	30	5,139
September 2017 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $1,080,625)	5	1,242
September 2017 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $1,052,838)	7	232
September 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,380,672)	11	202
(Total Aggregate Value of Contracts $8,647,511)		$14,877

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $1,895,394)	17	13,169
September 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $386,100)	5	(6,100)
(Total Aggregate Value of Contracts $2,281,494)		$7,069

EQUITY FUTURES CONTRACTS SOLD SHORT††
September 2017 FTSE/JSE TOP 40 Index Futures Contracts (Aggregate Value of Contracts $174,274)	5	$(813)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2017 Silver Futures Contracts (Aggregate Value of Contracts $249,225)	3	11,122
October 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $278,410)	18	9,803
September 2017 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $236,156)	5	4,245
September 2017 Cocoa Futures Contracts (Aggregate Value of Contracts $173,790)	9	3,438
August 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $181,800)	6	1,854
October 2017 Platinum Futures Contracts (Aggregate Value of Contracts $46,310)	1	1,657
August 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $63,617)	1	(912)
December 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $171,725)	5	(3,291)
September 2017 Corn Futures Contracts (Aggregate Value of Contracts $133,000)	7	(4,424)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
GLOBAL MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Loss

September 2017 Wheat Futures Contracts (Aggregate Value of Contracts $52,575)	2	$(6,182)
August 2017 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $187,135)	3	(6,693)
August 2017 LME Nickel Futures Contracts (Aggregate Value of Contracts $168,687)	3	(9,332)
December 2017 Soybean Futures Contracts (Aggregate Value of Contracts $240,120)	12	(9,388)
September 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $79,238)	3	(9,798)
August 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $230,850)	5	(11,662)
August 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $352,800)	8	(13,097)
December 2017 Soybean Meal Futures Contracts (Aggregate Value of Contracts $496,480)	16	(13,192)
September 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $293,280)	6	(14,018)
November 2017 Soybean Futures Contracts (Aggregate Value of Contracts $762,000)	16	(14,333)
(Total Aggregate Value of Contracts $4,397,198)		$(84,203)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
GLOBAL MANAGED FUTURES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$73,898	$—	$—	$—	$73,898
Currency Futures Contracts	—	55,006	—	—	—	55,006
Equity Futures Contracts	—	9,393	—	16,278	—	25,671
Interest Rate Futures Contracts	—	1,444	—	13,433	—	14,877
Mutual Funds	12,488,116	—	—	—	—	12,488,116
Repurchase Agreements	—	—	698,019	—	—	698,019
U.S. Treasury Bills	—	—	1,748,716	—	—	1,748,716
Total Assets	$12,488,116	$139,741	$2,446,735	$29,711	$—	$15,104,303

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$123,921	$—	$—	$—	$123,921
Currency Futures Contracts	—	19,767	—	—	—	19,767
Equity Futures Contracts	—	25,261	—	76,932	—	102,193
Interest Rate Futures Contracts	—	7,278	—	76,394	—	83,672
Total Liabilities	$—	$176,227	$—	$153,326	$—	$329,553

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $1,748,516)	$1,748,716
Investments in affiliated issuers, at value (cost $12,402,672)	12,488,116
Repurchase agreements, at value (cost $698,019)	698,019
Total investments (cost $14,849,207)	14,934,851
Segregated cash with broker	338,594
Receivables:
Fund shares sold	145
Dividends	22,913
Interest	20
Total assets	15,296,523

Liabilities:
Segregated cash due to broker	14,735
Overdraft due to custodian bank	5,848
Payable for:
Variation margin	200,876
Securities purchased	24,278
Fund shares redeemed	14,520
Management fees	11,576
Investor service fees	3,216
Transfer agent and administrative fees	1,286
Portfolio accounting fees	1,286
Miscellaneous	21,836
Total liabilities	299,457
Commitments and contingent liabilities (Note 13)	—
Net assets	$14,997,066

Net assets consist of:
Paid in capital	$17,243,070
Accumulated net investment loss	(239,438)
Accumulated net realized loss on investments	(1,931,809)
Net unrealized depreciation on investments	(74,757)
Net assets	$14,997,066
Capital shares outstanding	945,643
Net asset value per share	$15.86

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$160,747
Interest	7,730
Total investment income	168,477

Expenses:
Management fees	71,584
Transfer agent and administrative fees	7,549
Investor service fees	18,873
Portfolio accounting fees	7,549
Professional fees	16,229
Custodian fees	1,471
Trustees’ fees*	1,073
Miscellaneous	3,066
Total expenses	127,394
Less:
Expenses waived by Adviser	(3,644)
Net expenses	123,750
Net investment income	44,727

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5
Investments in affiliated issuers	157
Futures contracts	353,963
Foreign currency	1,076
Net realized gain	355,201
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	157
Investments in affiliated issuers	22,152
Futures contracts	(500,160)
Foreign currency	(589)
Net change in unrealized appreciation (depreciation)	(478,440)
Net realized and unrealized loss	(123,239)
Net decrease in net assets resulting from operations	$(78,512)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$44,727	$49,533
Net realized gain (loss) on investments	355,201	(2,714,289)
Net change in unrealized appreciation (depreciation) on investments	(478,440)	162,737
Net decrease in net assets resulting from operations	(78,512)	(2,502,019)

Distributions to shareholders from:
Net investment income	—	(581,108)
Total distributions to shareholders	—	(581,108)

Capital share transactions:
Proceeds from sale of shares	2,767,302	6,476,564
Distributions reinvested	—	581,108
Cost of shares redeemed	(2,473,256)	(6,728,763)
Net increase from capital share transactions	294,046	328,909
Net increase (decrease) in net assets	215,534	(2,754,218)

Net assets:
Beginning of period	14,781,532	17,535,750
End of period	$14,997,066	$14,781,532
Accumulated net investment loss at end of period	$(239,438)	$(284,165)

Capital share activity:
Shares sold	170,671	367,879
Shares issued from reinvestment of distributions	—	33,844
Shares redeemed	(153,007)	(376,902)
Net increase in shares	17,664	24,821

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$15.93	$19.42	$20.89	$18.60	$18.15	$20.44
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.06	(.07)	(.12)	(.29)	(.36)
Net gain (loss) on investments (realized and unrealized)	(.12)	(2.88)	(.25)	2.41	.74	(1.93)
Total from investment operations	(.07)	(2.82)	(.32)	2.29	.45	(2.29)
Less distributions from:
Net investment income	—	(.67)	(.48)	—	—	—
Net realized gains	—	—	(.67)	—	—	—
Total distributions	—	(.67)	(1.15)	—	—	—
Net asset value, end of period	$15.86	$15.93	$19.42	$20.89	$18.60	$18.15

Total Return[c]	(0.50%)	(14.77%)	(1.55%)	12.08%	2.59%	(11.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,997	$14,782	$17,536	$11,433	$9,231	$9,319
Ratios to average net assets:
Net investment income (loss)	0.59%	0.32%	(0.35%)	(0.67%)	(1.60%)	(1.89%)
Total expenses[d]	1.69%	1.69%	1.65%	1.67%	1.76%	2.05%
Net expenses[e]	1.64%	1.62%	1.57%	1.60%	1.64%	2.00%
Portfolio turnover rate	1%	39%	33%	43%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 29, 2005

Ten Largest Holdings (% of Total Net Assets)
NXP Semiconductor N.V.	2.1%
Cabela’s, Inc.	1.9%
VCA, Inc.	1.8%
Mobileye N.V.	1.5%
Alere, Inc.	1.4%
Brocade Communications Systems, Inc.	1.4%
Fortress Investment Group, LLC — Class A	1.1%
Rice Energy, Inc.	1.0%
Monsanto Co.	0.8%
SciClone Pharmaceuticals, Inc.	0.8%
Top Ten Total	13.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Multi-Hedge Strategies Fund	0.17%	0.56%	1.81%	(0.67%)
S&P 500 Index	9.34%	17.90%	14.63%	7.18%
HFRX Global Hedge Fund Index	2.56%	6.00%	1.91%	(0.95%)

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The HFRX Global Hedge Fund Index and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 52.2%

Consumer, Non-cyclical – 11.9%
VCA, Inc.*,1	8,351	$770,880
Alere, Inc.*,1	11,725	588,478
SciClone Pharmaceuticals, Inc.*,1	31,168	342,847
VWR Corp.*	9,880	326,139
Reynolds American, Inc.[1]	4,991	324,615
Albany Molecular Research, Inc.*,1	14,110	306,188
Akorn, Inc.*,1	6,077	203,823
PAREXEL International Corp.*	1,890	164,260
CR Bard, Inc.[1]	465	146,991
MoneyGram International, Inc.*,1	8,371	144,400
Amgen, Inc.[1]	347	59,764
AbbVie, Inc.[1]	816	59,168
ManpowerGroup, Inc.[1]	528	58,951
United Rentals, Inc.*,1	515	58,046
Johnson & Johnson[1]	428	56,620
Tyson Foods, Inc. — Class A1	903	56,556
CoreLogic, Inc.*,1	1,293	56,090
Baxter International, Inc.[1]	917	55,515
Teleflex, Inc.[1]	264	54,849
Procter & Gamble Co.[1]	629	54,818
Archer-Daniels-Midland Co.[1]	1,319	54,580
Biogen, Inc.*,1	201	54,543
Quest Diagnostics, Inc.[1]	490	54,469
Danaher Corp.[1]	642	54,178
Cooper Cos., Inc.[1]	226	54,109
Ingredion, Inc.[1]	452	53,883
Graham Holdings Co. — Class B1	88	52,769
Euronet Worldwide, Inc.*,1	603	52,684
Bunge Ltd.[1]	691	51,549
Bio-Rad Laboratories, Inc. — Class A*,1	226	51,146
JM Smucker Co.[1]	427	50,527
Quanta Services, Inc.*,1	1,518	49,973
Molson Coors Brewing Co. — Class B1	578	49,905
Spectrum Brands Holdings, Inc.[1]	389	48,640
WellCare Health Plans, Inc.*,1	263	47,224
United Therapeutics Corp.*,1	351	45,535
KAR Auction Services, Inc.[1]	1,054	44,236
DaVita, Inc.*,1	677	43,843
Pinnacle Foods, Inc.[1]	666	39,560
Gilead Sciences, Inc.[1]	540	38,221
Universal Health Services, Inc. — Class B1	289	35,281
Charles River Laboratories International, Inc.*,1	314	31,761
Post Holdings, Inc.*,1	403	31,293
Pfizer, Inc.[1]	879	29,526
Laboratory Corp. of America Holdings*,1	176	27,129
Anthem, Inc.[1]	125	23,516
AMERCO[1]	63	23,062
MEDNAX, Inc.*,1	176	10,625
Conagra Brands, Inc.[1]	238	8,511
Dr Pepper Snapple Group, Inc.[1]	88	8,018
Total System Services, Inc.[1]	113	6,582
Merck & Co., Inc.[1]	101	6,473
Hill-Rom Holdings, Inc.	13	1,035
Total Consumer, Non-cyclical		5,123,384

Financial - 9.5%
Fortress Investment Group, LLC — Class A1	58,728	469,261
KCG Holdings, Inc. — Class A*,1	9,080	181,056
First South Bancorp, Inc.[1]	8,628	142,707
Xenith Bankshares, Inc.*,1	3,735	116,009
OneBeacon Insurance Group Ltd. — Class A1	5,976	108,942
Park Sterling Corp.[1]	5,621	66,777
Southwest Bancorp, Inc.[1]	2,429	62,061
Popular, Inc.[1]	1,468	61,230
Navient Corp.[1]	3,650	60,774
E*TRADE Financial Corp.*,1	1,568	59,632
Citigroup, Inc.[1]	891	59,590
Fifth Third Bancorp[1]	2,283	59,267
Assured Guaranty Ltd.[1]	1,418	59,187
Omega Healthcare Investors, Inc.[1]	1,782	58,841
State Street Corp.[1]	653	58,594
CNA Financial Corp.[1]	1,193	58,159
Jones Lang LaSalle, Inc.[1]	465	58,125
Morgan Stanley[1]	1,295	57,705
Regions Financial Corp.[1]	3,926	57,477
Columbia Property Trust, Inc.[1]	2,563	57,360
Host Hotels & Resorts, Inc.[1]	3,115	56,911
Pacific Continental Corp.[1]	2,200	56,210
Ameriprise Financial, Inc.[1]	440	56,008
Hospitality Properties Trust[1]	1,920	55,968
Rayonier, Inc.[1]	1,945	55,958
Associated Banc-Corp.[1]	2,220	55,944
Prudential Financial, Inc.[1]	515	55,692
Equity Commonwealth*,1	1,760	55,616
Legg Mason, Inc.[1]	1,456	55,561
Colony NorthStar, Inc. — Class A1	3,941	55,529
Apple Hospitality REIT, Inc.[1]	2,962	55,419
Chimera Investment Corp.[1]	2,972	55,368
Citizens Financial Group, Inc.[1]	1,544	55,090
American Homes 4 Rent REIT — Class A1	2,435	54,958
American Financial Group, Inc.[1]	553	54,952
Reinsurance Group of America, Inc. — Class A1	428	54,951
Air Lease Corp. — Class A1	1,470	54,919
Piedmont Office Realty Trust, Inc. — Class A1	2,602	54,850
RenaissanceRe Holdings Ltd.[1]	389	54,090
Gaming and Leisure Properties, Inc.[1]	1,431	53,906
Camden Property Trust[1]	628	53,700
Liberty Property Trust[1]	1,319	53,696
Senior Housing Properties Trust[1]	2,610	53,348
Goldman Sachs Group, Inc.[1]	238	52,812
PNC Financial Services Group, Inc.[1]	414	51,696
Everest Re Group Ltd.[1]	201	51,173
Brandywine Realty Trust[1]	2,822	49,470
Lincoln National Corp.[1]	716	48,387

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Old Republic International Corp.[1]	2,460	$48,044
Prologis, Inc.[1]	815	47,792
JPMorgan Chase & Co.[1]	490	44,786
Validus Holdings Ltd.[1]	829	43,083
Hartford Financial Services Group, Inc.[1]	813	42,739
Principal Financial Group, Inc.[1]	640	41,005
Ally Financial, Inc.[1]	1,644	34,360
Berkshire Hathaway, Inc. — Class B*,1	201	34,043
Capital One Financial Corp.[1]	389	32,139
Bank of New York Mellon Corp.[1]	565	28,826
Genworth Financial, Inc. — Class A*,1	7,586	28,599
SunTrust Banks, Inc.[1]	477	27,055
Zions Bancorporation[1]	603	26,478
Paragon Commercial Corp.*,1	500	26,235
Fidelity & Guaranty Life[1]	737	22,884
Bank of America Corp.[1]	778	18,874
Corporate Office Properties Trust[1]	528	18,496
Lazard Ltd. — Class A1	364	16,864
LPL Financial Holdings, Inc.[1]	314	13,332
Two Harbors Investment Corp.[1]	1,243	12,318
CIT Group, Inc.[1]	239	11,639
Northern Trust Corp.[1]	113	10,985
Annaly Capital Management, Inc.[1]	866	10,435
Kilroy Realty Corp.[1]	125	9,394
Empire State Realty Trust, Inc. — Class A1	204	4,237
CoreCivic, Inc.[1]	151	4,165
Total Financial		4,093,743

Consumer, Cyclical – 8.8%
Cabela’s, Inc.*,1	13,822	821,304
Mobileye N.V.*	10,214	641,439
Staples, Inc.	31,818	320,408
West Marine, Inc.	17,705	227,510
Kate Spade & Co.*	9,545	176,487
Nu Skin Enterprises, Inc. — Class A1	1,042	65,479
PVH Corp.[1]	515	58,968
Extended Stay America, Inc.[1]	2,999	58,061
Penske Automotive Group, Inc.[1]	1,319	57,917
International Game Technology plc[1]	3,100	56,730
Kohl’s Corp.[1]	1,456	56,304
Whirlpool Corp.[1]	289	55,378
Carnival Corp.[1]	841	55,144
Dick’s Sporting Goods, Inc.[1]	1,368	54,487
Gap, Inc.[1]	2,472	54,359
MGM Resorts International[1]	1,720	53,819
Best Buy Co., Inc.[1]	917	52,572
Royal Caribbean Cruises Ltd.[1]	477	52,103
Lear Corp.[1]	365	51,859
Wal-Mart Stores, Inc.[1]	678	51,311
Dolby Laboratories, Inc. — Class A1	1,029	50,380
Ford Motor Co.[1]	4,490	50,243
Copa Holdings S.A. — Class A1	428	50,077
Liberty Interactive Corporation QVC Group — Class A*,1	1,969	48,319
Coach, Inc.[1]	1,017	48,145
Foot Locker, Inc.[1]	955	47,062
General Motors Co.[1]	1,318	46,038
Bed Bath & Beyond, Inc.[1]	1,405	42,712
Allison Transmission Holdings, Inc.[1]	1,104	41,411
Michael Kors Holdings Ltd.*,1	1,142	41,398
Target Corp.[1]	702	36,708
WESCO International, Inc.*,1	590	33,807
Darden Restaurants, Inc.[1]	351	31,744
Mohawk Industries, Inc.*,1	125	30,211
GameStop Corp. — Class A1	1,254	27,099
CalAtlantic Group, Inc.[1]	640	22,624
Urban Outfitters, Inc.*,1	1,193	22,118
PACCAR, Inc.[1]	302	19,944
United Continental Holdings, Inc.*,1	251	18,888
Spirit Airlines, Inc.*,1	314	16,218
Walgreens Boots Alliance, Inc.[1]	201	15,740
Dillard’s, Inc. — Class A1	151	8,711
Macy’s, Inc.[1]	352	8,180
Copart, Inc.*,1	201	6,390
Goodyear Tire & Rubber Co.[1]	51	1,783
AutoNation, Inc.*,1,2	26	1,096
Southwest Airlines Co.	1	62
Total Consumer, Cyclical		3,788,747

Technology - 7.7%
NXP Semiconductor N.V.*	8,182	895,528
Brocade Communications Systems, Inc.[1]	46,197	582,544
Xcerra Corp.*,1	19,704	192,508
Lattice Semiconductor Corp.*,1	26,507	176,537
ARI Network Services, Inc.*,1	23,544	165,985
Dell Technologies Incorporated Class V — Class V*,1	2,190	133,831
NeuStar, Inc. — Class A*,1	2,366	78,906
Oracle Corp.[1]	1,206	60,469
CA, Inc.[1]	1,733	59,737
Black Knight Financial Services, Inc. — Class A*,1	1,393	57,043
Fidelity National Information Services, Inc.[1]	628	53,631
Amdocs Ltd.[1]	829	53,437
Synopsys, Inc.*,1	728	53,093
Citrix Systems, Inc.*,1	667	53,080
Microsoft Corp.[1]	766	52,800
Activision Blizzard, Inc.[1]	917	52,792
Cadence Design Systems, Inc.*,1	1,568	52,512
Intel Corp.[1]	1,506	50,812
Leidos Holdings, Inc.[1]	979	50,605
Applied Materials, Inc.[1]	1,180	48,746
ON Semiconductor Corp.*,1	3,452	48,466
International Business Machines Corp.[1]	302	46,457
Lam Research Corp.[1]	327	46,248
Apple, Inc.[1]	302	43,494
DST Systems, Inc.[1]	627	38,686
DXC Technology Co.[1]	415	31,839
Akamai Technologies, Inc.*,1	552	27,495
SS&C Technologies Holdings, Inc.[1]	666	25,581
Xerox Corp.[1]	702	20,169

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Teradyne, Inc.[1]	465	$13,964
HP, Inc.[1]	790	13,809
Hewlett Packard Enterprise Co.[1]	527	8,743
Nuance Communications, Inc.*,1	88	1,532
Total Technology		3,291,079

Communications – 4.0%
West Corp.[1]	14,487	337,837
Time Warner, Inc.[1]	3,318	333,160
Level 3 Communications, Inc.*,1	3,226	191,302
Tribune Media Co. — Class A1	2,454	100,050
General Communication, Inc. — Class A*,1	2,221	81,377
Lumos Networks Corp.*,1	4,033	72,070
eBay, Inc.*,1	1,556	54,336
Telephone & Data Systems, Inc.[1]	1,908	52,947
Cisco Systems, Inc.[1]	1,681	52,615
Comcast Corp. — Class A1	1,319	51,335
Scripps Networks Interactive, Inc. — Class A1	716	48,910
Symantec Corp.[1]	1,687	47,658
Juniper Networks, Inc.[1]	1,568	43,716
TEGNA, Inc.[1]	3,012	43,403
T-Mobile US, Inc.*,1	490	29,704
Liberty Broadband Corp. — Class C*,1	327	28,367
Liberty Media Corporation-Liberty SiriusXM — Class A*,1	666	27,959
Liberty Media Corporation-Liberty SiriusXM — Class C*,1	666	27,772
Alphabet, Inc. — Class A*,1	26	24,172
John Wiley & Sons, Inc. — Class A1	452	23,843
Alphabet, Inc. — Class C*,1	26	23,627
Liberty Ventures*,1	62	3,242
Total Communications		1,699,402

Industrial – 3.8%
Trinity Industries, Inc.[1]	2,136	59,873
Owens Corning[1]	866	57,952
Oshkosh Corp.[1]	840	57,859
WestRock Co.[1]	1,017	57,624
FedEx Corp.[1]	264	57,376
Cummins, Inc.[1]	352	57,100
Arrow Electronics, Inc.*,1	728	57,091
Corning, Inc.[1]	1,883	56,585
Spirit AeroSystems Holdings, Inc. — Class A1	966	55,970
Timken Co.[1]	1,206	55,778
Eaton Corp. plc[1]	716	55,726
Waste Management, Inc.[1]	753	55,232
Ingersoll-Rand plc[1]	603	55,108
Norfolk Southern Corp.[1]	452	55,009
Textron, Inc.[1]	1,167	54,966
Stanley Black & Decker, Inc.[1]	389	54,744
L3 Technologies, Inc.[1]	327	54,635
Republic Services, Inc. — Class A1	854	54,425
Regal Beloit Corp.[1]	666	54,312
Sonoco Products Co.[1]	1,042	53,580
Ryder System, Inc.[1]	728	52,402
Jabil, Inc.[1]	1,744	50,907
Carlisle Companies, Inc.[1]	528	50,371
Huntington Ingalls Industries, Inc.[1]	263	48,960
Colfax Corp.*,1	1,092	42,992
USG Corp.*,1	1,331	38,626
Garmin Ltd.[1]	728	37,150
AGCO Corp.[1]	490	33,021
Packaging Corporation of America[1]	251	27,959
Deere & Co.[1]	201	24,842
Kirby Corp.*,1	364	24,333
AECOM*,1	540	17,458
Terex Corp.[1]	364	13,650
Jacobs Engineering Group, Inc.[1]	201	10,932
Energizer Holdings, Inc.[1]	164	7,875
PerkinElmer, Inc.[1]	88	5,996
Boeing Co.[1]	26	5,142
Total Industrial		1,613,561

Energy - 2.5%
Rice Energy, Inc.*,1	15,457	411,619
ONEOK Partners, LP1	1,457	74,409
TerraForm Global, Inc. — Class A*,1	14,587	73,664
Valero Energy Corp.[1]	879	59,297
Williams Companies, Inc.[1]	1,920	58,138
Kinder Morgan, Inc.[1]	2,937	56,273
Marathon Petroleum Corp.[1]	1,042	54,528
Transocean Ltd.*,1	6,149	50,606
Chevron Corp.[1]	452	47,157
Dril-Quip, Inc.*,1	578	28,206
Rowan Companies plc — Class A*,1	2,697	27,617
CONSOL Energy, Inc.*,1	1,606	23,994
Antero Resources Corp.*,1	891	19,255
Patterson-UTI Energy, Inc.[1]	766	15,466
Targa Resources Corp.[1]	339	15,323
Energen Corp.*,1	251	12,392
Murphy Oil Corp.[1]	477	12,226
Nabors Industries Ltd.[1]	1,431	11,648
Baker Hughes, Inc.[1]	167	9,103
Devon Energy Corp.[1]	214	6,842
WPX Energy, Inc.*,1	263	2,541
Total Energy		1,070,304

Basic Materials - 2.0%
Monsanto Co.[1]	2,936	347,504
Steel Dynamics, Inc.[1]	1,607	57,547
Westlake Chemical Corp.[1]	866	57,337
Eastman Chemical Co.[1]	678	56,945
Cabot Corp.[1]	1,042	55,674
Nucor Corp.[1]	929	53,761
Domtar Corp.[1]	1,355	52,059
Reliance Steel & Aluminum Co.[1]	702	51,113
Mosaic Co.[1]	1,582	36,117
Albemarle Corp.[1]	290	30,607
Platform Specialty Products Corp.*,1	2,385	30,242
LyondellBasell Industries N.V. — Class A1	314	26,498

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

United States Steel Corp.[1]	151	$3,343
Total Basic Materials		858,747

Utilities - 1.9%
WGL Holdings, Inc.[1]	2,489	207,657
Hawaiian Electric Industries, Inc.[1]	1,659	53,719
Ameren Corp.[1]	967	52,866
Consolidated Edison, Inc.[1]	653	52,775
PG&E Corp.[1]	791	52,499
Pinnacle West Capital Corp.[1]	615	52,373
UGI Corp.[1]	1,080	52,283
Avangrid, Inc.[1]	1,180	52,097
Edison International[1]	666	52,075
DTE Energy Co.[1]	490	51,837
SCANA Corp.[1]	766	51,330
AES Corp.[1]	4,177	46,406
Delta Natural Gas Company, Inc.[1]	614	18,709
Duke Energy Corp.[1]	26	2,173
Total Utilities		798,799

Diversified - 0.1%
Leucadia National Corp.[1]	2,272	59,436

Total Common Stocks
(Cost $20,439,958)		22,397,202

MUTUAL FUNDS† - 0.1%
Guggenheim Strategy Fund II3	482	12,064
Guggenheim Strategy Fund I3	456	11,439
Total Mutual Funds
(Cost $23,295)		23,503

CLOSED-END FUNDS† - 9.3%
Dividend and Income Fund	15,547	192,004
Boulder Growth & Income Fund, Inc.	19,385	188,228
Central Securities Corp.	7,503	187,050
RMR Real Estate Income Fund	8,465	184,960
General American Investors Company, Inc.	5,214	179,101
Adams Diversified Equity Fund, Inc.	11,329	161,891
Altaba, Inc.	2,487	135,492
GDL Fund	12,811	131,441
Swiss Helvetia Fund, Inc.	7,806	99,136
Liberty All Star Equity Fund	13,033	73,765
Aberdeen Chile Fund, Inc.	9,575	67,791
Tri-Continental Corp.	2,768	67,401
Adams Natural Resources Fund, Inc.	2,794	52,248
Eagle Growth & Income Opportunities Fund	2,751	47,400
Morgan Stanley Asia-Pacific Fund, Inc.	2,841	47,161
Aberdeen Greater China Fund, Inc.	3,442	39,480
Nuveen New Jersey Quality Municipal Income Fund	2,779	38,072
CBRE Clarion Global Real Estate Income Fund	4,710	36,361
Latin American Discovery Fund, Inc.	3,421	35,852
Templeton Dragon Fund, Inc.	1,743	35,156
Japan Smaller Capitalization Fund, Inc.	2,903	33,326
Gabelli Healthcare & WellnessRx Trust	3,056	33,158
Central Europe Russia and Turkey Fund, Inc.	1,510	33,069
Mexico Equity & Income Fund, Inc.	2,815	32,147
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[3]	2,905	32,013
Royce Micro-Capital Trust, Inc.	3,595	31,095
Wells Fargo Multi-Sector Income Fund	2,317	30,932
BlackRock Resources & Commodities Strategy Trust	3,842	30,774
Aberdeen Singapore Fund, Inc.	2,680	29,587
Western Asset/Claymore Inflation-Linked Securities & Income Fund[3]	2,586	29,222
Templeton Emerging Markets Income Fund	2,564	28,768
Legg Mason BW Global Income Opportunities Fund, Inc.	2,133	28,220
Aberdeen Japan Equity Fund, Inc.	3,301	28,059
Royce Value Trust, Inc.	1,922	28,040
Mexico Fund, Inc.	1,552	26,850
Franklin Universal Trust	3,680	26,386
Macquarie Global Infrastructure Total Return Fund, Inc.	1,046	26,108
Western Asset Emerging Markets Debt Fund, Inc.	1,655	25,768
New Germany Fund, Inc.	1,489	24,762
Morgan Stanley India Investment Fund, Inc.	753	24,375
Alpine Total Dynamic Dividend Fund	2,755	23,941
Neuberger Berman High Yield Strategies Fund, Inc.	1,997	23,744
China Fund, Inc.	1,265	23,643
Korea Fund, Inc.	582	23,303
AllianzGI Equity & Convertible Income Fund	1,106	21,844
Sprott Focus Trust, Inc.	2,946	21,741
Clough Global Opportunities Fund	2,009	21,295
Neuberger Berman Real Estate Securities Income Fund, Inc.	3,940	21,276
Taiwan Fund, Inc.	1,063	21,037
Voya Asia Pacific High Dividend Equity Income Fund	1,968	20,703
Morgan Stanley Emerging Markets Fund, Inc.	1,281	20,688
Lazard Global Total Return and Income Fund, Inc.	1,208	19,751
India Fund, Inc.	730	19,681
Cohen & Steers REIT and Preferred Income Fund, Inc.	944	19,616
Delaware Enhanced Global Dividend & Income Fund	1,673	19,072
Virtus Total Return Fund, Inc.	1,533	18,764
Ellsworth Growth and Income Fund Ltd.	2,023	18,450
European Equity Fund, Inc.	1,990	18,248
LMP Capital and Income Fund, Inc.	1,282	18,230
Invesco High Income Trust II	1,202	17,934

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Lazard World Dividend & Income Fund, Inc.	1,621	$17,863
Western Asset Global High Income Fund, Inc.	1,753	17,636
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,774	17,545
Duff & Phelps Global Utility Income Fund, Inc.	1,045	17,347
Liberty All Star Growth Fund, Inc.	3,515	17,296
Gabelli Global Utility & Income Trust	852	17,244
Nuveen Real Asset Income and Growth Fund	978	17,203
Ares Dynamic Credit Allocation Fund, Inc.	1,042	17,037
New Ireland Fund, Inc.	1,226	16,992
Delaware Investments Dividend & Income Fund, Inc.	1,595	16,684
Aberdeen Latin America Equity Fund, Inc.	718	16,643
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	1,204	16,603
Cohen & Steers Global Income Builder, Inc.	1,725	16,422
Bancroft Fund Ltd.	756	16,345
BlackRock Corporate High Yield Fund, Inc.	1,474	16,155
Voya Global Advantage and Premium Opportunity Fund	1,484	16,042
Diversified Real Asset Income Fund	910	15,880
BlackRock Credit Allocation Income Trust	1,178	15,844
Templeton Emerging Markets Fund/United States	1,052	15,685
Prudential Global Short Duration High Yield Fund, Inc.	1,031	15,321
Western Asset High Income Opportunity Fund, Inc.	2,997	15,195
Nuveen AMT-Free Quality Municipal Income Fund	1,098	15,032
Alpine Global Dynamic Dividend Fund	1,454	14,874
Eaton Vance Limited Duration Income Fund	1,054	14,861
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,117	14,622
Cohen & Steers Infrastructure Fund, Inc.	618	14,603
BlackRock Debt Strategies Fund, Inc.	1,251	14,437
Western Asset High Yield Defined Opportunity Fund, Inc.	943	14,409
Voya Global Equity Dividend and Premium Opportunity Fund	1,897	14,341
First Trust Enhanced Equity Income Fund	975	14,284
Tekla Healthcare Opportunities Fund	754	13,828
First Trust Strategic High Income Fund II	1,012	13,814
BlackRock Enhanced Global Dividend Trust	1,037	13,740
MFS Charter Income Trust	1,585	13,694
Nuveen Global High Income Fund	791	13,344
Clough Global Equity Fund	1,039	13,112
BlackRock Multi-Sector Income Trust	719	13,035
BlackRock Enhanced Equity Dividend Trust	1,476	12,989
MFS Multimarket Income Trust	2,086	12,933
Avenue Income Credit Strategies Fund	909	12,644
Advent Claymore Convertible Securities and Income Fund II3	2,005	12,491
Voya Emerging Markets High Income Dividend Equity Fund	1,421	12,476
Putnam High Income Securities Fund	1,412	12,411
Blackrock Science & Technology Trust	558	12,393
Wells Fargo Income Opportunities Fund	1,411	12,078
BlackRock Enhanced International Dividend Trust	1,900	11,932
Wells Fargo Global Dividend Opportunity Fund	1,943	11,891
Nuveen Tax-Advantaged Total Return Strategy Fund	918	11,842
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	1,058	11,490
Clough Global Dividend and Income Fund	855	11,406
BlackRock Enhanced Capital and Income Fund, Inc.	762	11,346
Franklin Limited Duration Income Trust	942	11,144
Nuveen Tax-Advantaged Dividend Growth Fund	683	10,989
Eaton Vance Tax-Advantaged Global Dividend Income Fund	642	10,959
Nuveen Multi-Market Income Fund, Inc.	1,454	10,905
Gabelli Dividend & Income Trust	497	10,845
First Trust Aberdeen Emerging Opportunity Fund	675	10,841
ClearBridge American Energy MLP Fund, Inc.	1,200	10,788
Voya Infrastructure Industrials and Materials Fund[2]	682	10,660
Principal Real Estate Income Fund	586	10,601
Advent Claymore Convertible Securities and Income Fund[3]	648	10,465
Asia Tigers Fund, Inc.	899	10,419
Advent/Claymore Enhanced Growth & Income Fund[3]	1,188	10,395
Asia Pacific Fund, Inc.	804	10,388
Western Asset Global Corporate Defined Opportunity Fund, Inc.	581	10,348
Cushing Renaissance Fund	581	10,162
Calamos Global Dynamic Income Fund	1,184	10,100
Cohen & Steers Closed-End Opportunity Fund, Inc.	775	10,091
First Trust High Income Long/Short Fund	584	10,068
First Trust Aberdeen Global Opportunity Income Fund	864	10,066
Nuveen Dow 30sm Dynamic Overwrite Fund	588	9,714
AllianzGI Diversified Income & Convertible Fund	459	9,621
Calamos Strategic Total Return Fund	815	9,568
Gabelli Multimedia Trust, Inc.	1,061	9,485
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	693	9,023

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

First Trust Dynamic Europe Equity Income Fund[2]	472	$8,878
MFS Intermediate High Income Fund	2,997	8,392
KKR Income Opportunities Fund	471	8,238
Guggenheim Enhanced Equity Income Fund[3]	452	3,738
Total Closed-End Funds
(Cost $3,601,063)		4,017,835

	Face Amount

U.S. TREASURY BILLS†† - 10.8%
U.S. Treasury Bill
0.95% due 09/21/17[1,4]	$4,000,000	3,991,348
0.91% due 08/03/17[4,5]	650,000	649,523
Total U.S. Treasury Bills
(Cost $4,640,247)		4,640,871

REPURCHASE AGREEMENTS††,6 - 25.3%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	3,958,053	3,958,053
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	3,958,052	3,958,052
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	2,931,388	2,931,388
Total Repurchase Agreements
(Cost $10,847,493)		10,847,493

	Shares

SECURITIES LENDING COLLATERAL†,7 - 0.0%
First American Government Obligations Fund — Class Z, 0.84%[8]	13,587	13,587
Total Securities Lending Collateral
(Cost $13,587)		13,587
Total Investments – 97.7%
(Cost $39,565,643)		$41,940,491

COMMON STOCKS SOLD SHORT† - (30.5)%

Basic Materials - (1.1)%
Freeport-McMoRan, Inc.*	391	(4,696)
Tahoe Resources, Inc.	730	(6,293)
CF Industries Holdings, Inc.	239	(6,682)
Valvoline, Inc.	328	(7,780)
Royal Gold, Inc.	204	(15,947)
Ashland Global Holdings, Inc.	328	(21,618)
FMC Corp.	386	(28,197)
Praxair, Inc.	215	(28,498)
NewMarket Corp.	64	(29,471)
Compass Minerals International, Inc.	542	(35,393)
Sherwin-Williams Co.	103	(36,149)
Southern Copper Corp.	1,095	(37,920)
Newmont Mining Corp.	1,175	(38,057)
PPG Industries, Inc.	350	(38,486)
Axalta Coating Systems Ltd.*	1,207	(38,672)
RPM International, Inc.	716	(39,058)
WR Grace & Co.	547	(39,389)
Total Basic Materials		(452,306)

Utilities - (1.4)%
MDU Resources Group, Inc.	13	(341)
NextEra Energy, Inc.	76	(10,650)
WEC Energy Group, Inc.	177	(10,864)
Vectren Corp.	252	(14,727)
American Water Works Co., Inc.	236	(18,396)
Entergy Corp.	264	(20,267)
Public Service Enterprise Group, Inc.	652	(28,043)
Calpine Corp.*	2,611	(35,327)
Southern Co.	743	(35,575)
Sempra Energy	337	(37,997)
Dominion Energy, Inc.	496	(38,008)
Alliant Energy Corp.	954	(38,322)
NiSource, Inc.	1,516	(38,446)
American Electric Power Company, Inc.	556	(38,625)
PPL Corp.	1,014	(39,201)
Aqua America, Inc.	1,195	(39,794)
Atmos Energy Corp.	480	(39,816)
FirstEnergy Corp.	1,367	(39,862)
National Fuel Gas Co.	716	(39,981)
NRG Energy, Inc.	2,363	(40,691)
Total Utilities		(604,933)

Energy - (2.4)%
Cimarex Energy Co.	38	(3,572)
Noble Corporation plc	1,371	(4,963)
RPC, Inc.	264	(5,335)
Laredo Petroleum, Inc.*	692	(7,280)
Apache Corp.	252	(12,078)
National Oilwell Varco, Inc.	626	(20,620)
Schlumberger Ltd.	333	(21,925)
Range Resources Corp.	1,032	(23,911)
Continental Resources, Inc.*	818	(26,446)
Weatherford International plc*	8,507	(32,922)
Halliburton Co.	856	(36,560)
Newfield Exploration Co.*	1,290	(36,713)
Hess Corp.	843	(36,982)
Chesapeake Energy Corp.*	7,595	(37,747)
Occidental Petroleum Corp.	639	(38,257)
Cheniere Energy, Inc.*	798	(38,871)
Superior Energy Services, Inc.*	3,755	(39,165)
Southwestern Energy Co.*	6,910	(42,013)
First Solar, Inc.*	1,056	(42,113)
Kosmos Energy Ltd.*	6,602	(42,319)
Gulfport Energy Corp.*	2,989	(44,088)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Cabot Oil & Gas Corp. — Class A	1,840	$(46,147)
ONEOK, Inc.	1,435	(74,850)
Equities Corp.	5,340	(312,872)
Total Energy		(1,027,749)

Communications - (2.5)%
GoDaddy, Inc. — Class A*	26	(1,103)
United States Cellular Corp.*	65	(2,491)
Zillow Group, Inc. — Class A*	101	(4,933)
Verizon Communications, Inc.	224	(10,004)
Netflix, Inc.*	80	(11,953)
News Corp. — Class A	1,133	(15,522)
Sinclair Broadcast Group, Inc. — Class A	564	(18,556)
Twenty-First Century Fox, Inc. — Class A	703	(19,923)
Twenty-First Century Fox, Inc. — Class B	728	(20,289)
Expedia, Inc.	142	(21,151)
DISH Network Corp. — Class A*	338	(21,213)
Sprint Corp.*	3,473	(28,513)
Arista Networks, Inc.*	209	(31,306)
Zayo Group Holdings, Inc.*	1,083	(33,465)
TripAdvisor, Inc.*	882	(33,692)
FactSet Research Systems, Inc.	215	(35,729)
Palo Alto Networks, Inc.*	273	(36,530)
Pandora Media, Inc.*	4,202	(37,482)
VeriSign, Inc.*	409	(38,021)
Motorola Solutions, Inc.	442	(38,339)
Twitter, Inc.*	2,200	(39,314)
CDW Corp.	629	(39,331)
AMC Networks, Inc. — Class A*	741	(39,577)
Clear Channel Outdoor Holdings, Inc. — Class A	9,593	(46,526)
Groupon, Inc. — Class A*	13,054	(50,127)
CenturyLink, Inc.	4,609	(110,063)
Alibaba Group Holding Ltd. ADR*	998	(140,619)
AT&T, Inc.	3,815	(143,940)
Total Communications		(1,069,712)

Technology - (2.5)%
Paychex, Inc.	51	(2,904)
Pitney Bowes, Inc.	409	(6,176)
Fiserv, Inc.*	51	(6,239)
CSRA, Inc.	448	(14,224)
Inovalon Holdings, Inc. — Class A*	1,278	(16,806)
Autodesk, Inc.*	177	(17,845)
Atlassian Corporation plc — Class A*	632	(22,234)
NVIDIA Corp.	190	(27,466)
Maxim Integrated Products, Inc.	705	(31,655)
Dun & Bradstreet Corp.	294	(31,796)
Ultimate Software Group, Inc.*	156	(32,769)
VeriFone Systems, Inc.*	1,893	(34,263)
Western Digital Corp.	400	(35,440)
Splunk, Inc.*	623	(35,442)
Broadcom Ltd.	155	(36,123)
Tyler Technologies, Inc.*	206	(36,188)
Workday, Inc. — Class A*	377	(36,569)
Salesforce.com, Inc.*	426	(36,892)
Fortinet, Inc.*	1,013	(37,927)
Cypress Semiconductor Corp.	2,810	(38,357)
ServiceNow, Inc.*	363	(38,478)
Cognizant Technology Solutions Corp. — Class A	580	(38,512)
Broadridge Financial Solutions, Inc.	512	(38,687)
Tableau Software, Inc. — Class A*	638	(39,090)
Guidewire Software, Inc.*	571	(39,233)
Manhattan Associates, Inc.*	830	(39,890)
athenahealth, Inc.*	286	(40,197)
Red Hat, Inc.*	424	(40,598)
Zynga, Inc. — Class A*	11,170	(40,659)
VMware, Inc. — Class A*	2,182	(190,773)
Total Technology		(1,083,432)

Consumer, Cyclical - (3.5)%
JetBlue Airways Corp.*	63	(1,438)
Watsco, Inc.	13	(2,005)
Yum! Brands, Inc.	77	(5,680)
Home Depot, Inc.	38	(5,829)
Skechers U.S.A., Inc. — Class A*	227	(6,697)
Hilton Worldwide Holdings, Inc.	115	(7,113)
BorgWarner, Inc.	179	(7,582)
Costco Wholesale Corp.	51	(8,156)
American Airlines Group, Inc.	177	(8,907)
Leggett & Platt, Inc.	192	(10,086)
Tupperware Brands Corp.	151	(10,605)
Las Vegas Sands Corp.	231	(14,759)
CarMax, Inc.*	256	(16,143)
VF Corp.	378	(21,773)
Toro Co.	340	(23,559)
Delta Air Lines, Inc.	448	(24,076)
Dollar General Corp.	358	(25,808)
Mattel, Inc.	1,201	(25,858)
Michaels Companies, Inc.*	1,469	(27,206)
Chipotle Mexican Grill, Inc. — Class A*	66	(27,463)
WW Grainger, Inc.	156	(28,163)
AutoZone, Inc.*	51	(29,093)
HD Supply Holdings, Inc.*	954	(29,221)
Vista Outdoor, Inc.*	1,393	(31,356)
Advance Auto Parts, Inc.	281	(32,762)
O’Reilly Automotive, Inc.*	154	(33,686)
Dollar Tree, Inc.*	488	(34,121)
Marriott International, Inc. — Class A	349	(35,008)
Starbucks Corp.	618	(36,036)
Lululemon Athletica, Inc.*	613	(36,578)
Dunkin’ Brands Group, Inc.	673	(37,096)
Madison Square Garden Co. — Class A*	189	(37,214)
Tractor Supply Co.	690	(37,405)
TJX Cos., Inc.	524	(37,817)
Fastenal Co.	869	(37,827)
Lowe’s Cos., Inc.	491	(38,067)
Visteon Corp.*	373	(38,068)
Wynn Resorts Ltd.	284	(38,090)
Choice Hotels International, Inc.	597	(38,357)
Delphi Automotive plc	438	(38,391)
L Brands, Inc.	716	(38,585)
Hanesbrands, Inc.	1,674	(38,770)

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Genuine Parts Co.	422	$(39,145)
McDonald’s Corp.	256	(39,209)
WABCO Holdings, Inc.*	309	(39,401)
Six Flags Entertainment Corp.	665	(39,641)
Newell Brands, Inc.	746	(40,000)
Lions Gate Entertainment Corp. — Class A*	1,433	(40,439)
Under Armour, Inc. — Class C*	2,082	(41,973)
Tesla, Inc.*	117	(42,308)
NIKE, Inc. — Class B	730	(43,070)
Tempur Sealy International, Inc.*	818	(43,673)
Sally Beauty Holdings, Inc.*	2,248	(45,522)
Total Consumer, Cyclical		(1,516,835)

Industrial - (4.0)%
Crown Holdings, Inc.*	51	(3,043)
Fortune Brands Home & Security, Inc.	101	(6,589)
Kansas City Southern	64	(6,698)
Honeywell International, Inc.	64	(8,531)
Emerson Electric Co.	166	(9,897)
Silgan Holdings, Inc.	368	(11,695)
Trimble, Inc.*	453	(16,159)
Cognex Corp.	218	(18,508)
General Electric Co.	818	(22,094)
Pentair plc	352	(23,422)
Fluor Corp.	529	(24,218)
Lincoln Electric Holdings, Inc.	277	(25,509)
Zebra Technologies Corp. — Class A*	267	(26,839)
Orbital ATK, Inc.	274	(26,951)
Covanta Holding Corp.	2,327	(30,716)
Johnson Controls International plc	717	(31,089)
Snap-on, Inc.	201	(31,758)
Middleby Corp.*	277	(33,658)
CH Robinson Worldwide, Inc.	504	(34,615)
TransDigm Group, Inc.	130	(34,953)
Stericycle, Inc.*	466	(35,565)
Hubbell, Inc.	315	(35,649)
J.B. Hunt Transport Services, Inc.	391	(35,730)
Roper Technologies, Inc.	156	(36,119)
HEICO Corp.	504	(36,207)
Graco, Inc.	337	(36,827)
3M Co.	180	(37,474)
Vulcan Materials Co.	296	(37,497)
United Parcel Service, Inc. — Class B	340	(37,601)
Flowserve Corp.	816	(37,887)
Welbilt, Inc.*	2,031	(38,284)
AMETEK, Inc.	633	(38,341)
Landstar System, Inc.	449	(38,434)
Rockwell Automation, Inc.	239	(38,708)
Fitbit, Inc. — Class A*	7,330	(38,922)
Rockwell Collins, Inc.	371	(38,985)
Donaldson Company, Inc.	857	(39,028)
Sealed Air Corp.	881	(39,434)
Lennox International, Inc.	215	(39,483)
IDEX Corp.	350	(39,554)
AptarGroup, Inc.	460	(39,956)
BWX Technologies, Inc.	820	(39,975)
Cree, Inc.*	1,622	(39,982)
Ball Corp.	952	(40,184)
Armstrong World Industries, Inc.*	878	(40,388)
Expeditors International of Washington, Inc.	716	(40,440)
Allegion plc	505	(40,966)
National Instruments Corp.	1,023	(41,145)
Avnet, Inc.	1,060	(41,213)
Xylem, Inc.	745	(41,295)
KBR, Inc.	2,782	(42,341)
Wabtec Corp.	463	(42,365)
Acuity Brands, Inc.	218	(44,314)
Total Industrial		(1,717,235)

Consumer, Non-cyclical - (5.6)%
Pilgrim’s Pride Corp.*	113	(2,477)
Brown-Forman Corp. — Class A	65	(3,205)
General Mills, Inc.	90	(4,986)
Hormel Foods Corp.	192	(6,549)
BioMarin Pharmaceutical, Inc.*	76	(6,902)
Alkermes plc*	132	(7,652)
S&P Global, Inc.	76	(11,095)
Stryker Corp.	88	(12,213)
Align Technology, Inc.*	101	(15,162)
Automatic Data Processing, Inc.	151	(15,471)
Philip Morris International, Inc.	139	(16,326)
McKesson Corp.	101	(16,619)
Hertz Global Holdings, Inc.*	1,626	(18,699)
Bruker Corp.	667	(19,236)
Illumina, Inc.*	122	(21,169)
Square, Inc. — Class A*	913	(21,419)
Ionis Pharmaceuticals, Inc.*	459	(23,349)
Premier, Inc. — Class A*	661	(23,796)
Nielsen Holdings plc	617	(23,853)
Intuitive Surgical, Inc.*	26	(24,320)
Vertex Pharmaceuticals, Inc.*	194	(25,001)
AmerisourceBergen Corp. — Class A	268	(25,334)
Hain Celestial Group, Inc.*	755	(29,309)
Macquarie Infrastructure Corp.	424	(33,242)
Kimberly-Clark Corp.	264	(34,085)
CoStar Group, Inc.*	131	(34,532)
Moody’s Corp.	290	(35,287)
Campbell Soup Co.	678	(35,358)
IDEXX Laboratories, Inc.*	220	(35,512)
Endo International plc*	3,185	(35,576)
McCormick & Co., Inc.	370	(36,079)
Brown-Forman Corp. — Class B	746	(36,256)
FleetCor Technologies, Inc.*	252	(36,341)
Sprouts Farmers Market, Inc.*	1,616	(36,635)
Tenet Healthcare Corp.*	1,900	(36,746)
Kellogg Co.	533	(37,022)
Hershey Co.	345	(37,043)
Mondelez International, Inc. — Class A	858	(37,057)
Edgewell Personal Care Co.*	491	(37,326)
WEX, Inc.*	358	(37,329)
Henry Schein, Inc.*	204	(37,336)
Rollins, Inc.	918	(37,372)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Clorox Co.	281	$(37,440)
Blue Buffalo Pet Products, Inc.*	1,647	(37,568)
Intercept Pharmaceuticals, Inc.*	312	(37,774)
Gartner, Inc.*	307	(37,918)
Sabre Corp.	1,757	(38,250)
Monster Beverage Corp.*	770	(38,254)
Estee Lauder Cos., Inc. — Class A	399	(38,296)
Coty, Inc. — Class A	2,051	(38,477)
Coca-Cola Co.	860	(38,571)
Western Union Co.	2,044	(38,938)
TreeHouse Foods, Inc.*	479	(39,130)
ServiceMaster Global Holdings, Inc.*	999	(39,151)
DexCom, Inc.*	536	(39,208)
Ecolab, Inc.	299	(39,692)
Allergan plc	164	(39,867)
Neurocrine Biosciences, Inc.*	872	(40,112)
Edwards Lifesciences Corp.*	340	(40,202)
MarketAxess Holdings, Inc.	201	(40,421)
Morningstar, Inc.	517	(40,502)
RR Donnelley & Sons Co.	3,230	(40,504)
Verisk Analytics, Inc. — Class A*	488	(41,173)
Perrigo Company plc	547	(41,309)
ACADIA Pharmaceuticals, Inc.*	1,482	(41,333)
Agios Pharmaceuticals, Inc.*	805	(41,417)
Brookdale Senior Living, Inc. — Class A*	2,851	(41,938)
Acadia Healthcare Co., Inc.*	912	(45,035)
Alnylam Pharmaceuticals, Inc.*	573	(45,702)
Becton Dickinson and Co.	236	(46,046)
Juno Therapeutics, Inc.*	1,702	(50,873)
British American Tobacco plc ADR	2,626	(179,986)
Total Consumer, Non-cyclical		(2,415,363)

Financial - (7.5)%
MetLife, Inc.	38	(2,088)
Invesco Ltd.	88	(3,097)
Loews Corp.	101	(4,728)
People’s United Financial, Inc.	269	(4,751)
M&T Bank Corp.	38	(6,154)
DDR Corp.	717	(6,503)
Sun Communities, Inc.	76	(6,664)
Alexandria Real Estate Equities, Inc.	64	(7,710)
Mid-America Apartment Communities, Inc.	89	(9,379)
Comerica, Inc.	171	(12,524)
SLM Corp.*	1,346	(15,479)
New York Community Bancorp, Inc.	1,259	(16,531)
Equity LifeStyle Properties, Inc.	201	(17,354)
Santander Consumer USA Holdings, Inc.*	1,447	(18,464)
Howard Hughes Corp.*	151	(18,549)
Taubman Centers, Inc.	366	(21,795)
Raymond James Financial, Inc.	272	(21,820)
SBA Communications Corp. REIT*	164	(22,124)
Federated Investors, Inc. — Class B	856	(24,182)
TowneBank	800	(24,640)
Synchrony Financial	957	(28,538)
Huntington Bancshares, Inc.	2,214	(29,933)
GGP, Inc.	1,304	(30,722)
LendingClub Corp.*	5,976	(32,928)
Chubb Ltd.	227	(33,001)
White Mountains Insurance Group Ltd.	38	(33,008)
Equity Residential	504	(33,178)
T. Rowe Price Group, Inc.	466	(34,582)
Mastercard, Inc. — Class A	297	(36,071)
TD Ameritrade Holding Corp.	843	(36,241)
Essex Property Trust, Inc.	142	(36,532)
Markel Corp.*	38	(37,083)
BlackRock, Inc. — Class A	88	(37,172)
UDR, Inc.	954	(37,177)
Public Storage	179	(37,327)
CyrusOne, Inc. REIT	671	(37,408)
Signature Bank*	261	(37,461)
American Tower Corp. REIT — Class A	284	(37,579)
Aon plc	284	(37,758)
Equinix, Inc. REIT	88	(37,766)
SVB Financial Group*	215	(37,795)
Life Storage, Inc.	512	(37,939)
Mercury General Corp.	703	(37,962)
Alleghany Corp.*	64	(38,067)
Iron Mountain, Inc.	1,121	(38,518)
Visa, Inc. — Class A	411	(38,544)
Crown Castle International Corp.	385	(38,569)
Simon Property Group, Inc.	239	(38,661)
American International Group, Inc.	623	(38,950)
CubeSmart	1,622	(38,993)
Brown & Brown, Inc.	912	(39,280)
Macerich Co.	678	(39,365)
Boston Properties, Inc.	320	(39,366)
Erie Indemnity Co. — Class A	315	(39,397)
Arthur J Gallagher & Co.	689	(39,445)
U.S. Bancorp	760	(39,459)
Voya Financial, Inc.	1,070	(39,472)
Starwood Property Trust, Inc.	1,763	(39,474)
Healthcare Trust of America, Inc. — Class A	1,269	(39,479)
Realty Income Corp.	716	(39,509)
Paramount Group, Inc.	2,479	(39,664)
Weyerhaeuser Co. REIT	1,184	(39,664)
TFS Financial Corp.	2,568	(39,726)
Marsh & McLennan Companies, Inc.	513	(39,993)
Regency Centers Corp.	639	(40,027)
BOK Financial Corp.	476	(40,046)
Commerce Bancshares, Inc.	707	(40,179)
Extra Space Storage, Inc.	517	(40,326)
ProAssurance Corp.	664	(40,371)
First Republic Bank	404	(40,440)
Federal Realty Investment Trust	320	(40,445)
BankUnited, Inc.	1,201	(40,486)
Forest City Realty Trust, Inc. — Class A	1,682	(40,654)
Cincinnati Financial Corp.	562	(40,717)
Progressive Corp.	925	(40,783)
SEI Investments Co.	760	(40,873)
Nasdaq, Inc.	575	(41,107)
Intercontinental Exchange, Inc.	629	(41,464)
FNF Group	926	(41,513)

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Western Alliance Bancorporation*	848	$(41,722)
Bank of Hawaii Corp.	504	(41,817)
Hanover Insurance Group, Inc.	473	(41,922)
American Express Co.	500	(42,120)
Wells Fargo & Co.	767	(42,499)
Charles Schwab Corp.	994	(42,702)
Simmons First National Corp. — Class A	948	(50,149)
Columbia Banking System, Inc.	1,415	(56,388)
South State Corp.	787	(67,446)
Union Bankshares Corp.	3,494	(118,447)
Carolina Financial Corp.	4,487	(145,019)
Total Financial		(3,202,954)

Total Common Stocks Sold Short
(Proceeds $12,667,558)		(13,090,519)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (10.2)%
SPDR S&P 500 ETF Trust	128	(30,950)
VanEck Vectors Russia ETF	2,886	(55,325)
iShares MSCI United Kingdom ETF	1,707	(56,894)
iShares 20+ Year Treasury Bond ETF	488	(61,059)
iShares MSCI Australia ETF	2,834	(61,441)
VanEck Vectors Gold Miners ETF	2,992	(66,063)
iShares Russell 1000 Growth ETF	556	(66,175)
Consumer Discretionary Select Sector SPDR Fund	739	(66,237)
iShares Russell 1000 Value ETF	576	(67,064)
iShares iBoxx $ Investment Grade Corporate Bond ETF	654	(78,814)
Utilities Select Sector SPDR Fund	1,611	(83,708)
Consumer Staples Select Sector SPDR Fund	1,571	(86,311)
iShares MSCI South Korea Capped ETF	1,280	(86,797)
iShares MSCI Emerging Markets ETF	2,405	(99,543)
iShares China Large-Capital ETF	2,568	(101,975)
Materials Select Sector SPDR Fund	1,911	(102,831)
Technology Select Sector SPDR Fund	1,918	(104,953)
iShares MSCI Taiwan Capped ETF	3,327	(118,974)
iShares MSCI Japan ETF	2,425	(130,101)
iShares 7-10 Year Treasury Bond ETF	1,265	(134,862)
Industrial Select Sector SPDR Fund	2,122	(144,529)
iShares Core U.S. Aggregate Bond ETF	1,428	(156,380)
iShares MSCI Mexico Capped ETF	3,111	(167,807)
PowerShares QQQ Trust Series 1	1,309	(180,171)
iShares TIPS Bond ETF	1,622	(183,983)
Financial Select Sector SPDR Fund	9,288	(229,135)
iShares MSCI EAFE ETF	3,543	(231,004)
Health Care Select Sector SPDR Fund	3,138	(248,655)
iShares Russell 2000 Index ETF	2,028	(285,786)
Energy Select Sector SPDR Fund	4,403	(285,843)
SPDR Bloomberg Barclays High Yield Bond ETF	8,009	(297,934)
iShares U.S. Real Estate ETF	3,931	(313,575)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,204,994)		(4,384,879)
Total Securities Sold Short- (40.7)%
(Proceeds $16,872,552)		$(17,475,398)
Other Assets & Liabilities, net - 43.0%		18,420,977
Total Net Assets - 100.0%		$42,886,070

	Contracts	Unrealized Gain (Loss)

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2017 LME Lead Futures Contracts (Aggregate Value of Contracts $343,463)	6	15,911
September 2017 Copper Futures Contracts (Aggregate Value of Contracts $203,588)	3	7,816
August 2017 Lean Hogs Futures Contracts (Aggregate Value of Contracts $134,000)	4	5,396
August 2017 Gold 100 oz. Futures Contracts (Aggregate Value of Contracts $248,280)	2	2,740
August 2017 LME Zinc Futures Contracts (Aggregate Value of Contracts $68,934)	1	525
August 2017 Live Cattle Futures Contracts (Aggregate Value of Contracts $279,060)	6	(6,399)
(Total Aggregate Value of Contracts $1,277,325)		$25,989

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Australian Dollar Futures Contracts (Aggregate Value of Contracts $537,460)	7	6,711
September 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $143,325)	1	(181)
(Total Aggregate Value of Contracts $680,785)		$6,530

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $125,516)	1	$(353)
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $589,141)	5	(1,891)
September 2017 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $307,625)	2	(2,441)
September 2017 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $1,660,821)	13	(4,477)
September 2017 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $594,190)	6	(10,303)
September 2017 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $554,323)	3	(10,606)
September 2017 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $978,182)	6	(22,776)
(Total Aggregate Value of Contracts $4,809,798)		$(52,847)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $851,880)	8	6,276
September 2017 Tokyo Stock Price Index Futures Contracts†† (Aggregate Value of Contracts $574,731)	4	5,876
September 2017 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $357,073)	2	3,836
July 2017 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $819,972)	5	2,918
July 2017 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $577,950)	15	2,798
September 2017 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $212,115)	3	1,292
September 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $174,580)	1	968
September 2017 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $108,869)	1	(1,198)
July 2017 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $232,667)	2	(6,527)
July 2017 IBEX 35 Index Futures Contracts†† (Aggregate Value of Contracts $358,859)	3	(9,660)
September 2017 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $378,268)	4	(9,804)
September 2017 DAX Index Futures Contracts†† (Aggregate Value of Contracts $353,141)	1	(14,213)
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $565,350)	5	(21,724)
October 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $475,530)	33	(42,927)
August 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $622,790)	49	(74,300)
(Total Aggregate Value of Contracts $6,663,775)		$(156,389)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $998,640)	73	163,116
July 2017 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $158,470)	13	33,556
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,905,199)	24	11,120

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

July 2017 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $58,772)	1	$1,853
July 2017 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $130,761)	2	(45)
(Total Aggregate Value of Contracts $4,251,842)		$209,600

INTEREST RATE FUTURES CONTRACTS SOLD SHORT††
September 2017 Canadian Government 10 Year Bond Futures Contracts (Aggregate Value of Contracts $324,653)	3	$4,693
September 2017 Euro - Bobl Futures Contracts (Aggregate Value of Contracts $451,216)	3	108
(Total Aggregate Value of Contracts $775,869)		$4,801

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $445,975)	4	$3,218
September 2017 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $154,440)	2	(2,495)
(Total Aggregate Value of Contracts $600,415)		$723

COMMODITY FUTURES CONTRACTS SOLD SHORT†
October 2017 Sugar #11 Futures Contracts (Aggregate Value of Contracts $278,410)	18	$8,870
September 2017 Silver Futures Contracts (Aggregate Value of Contracts $332,300)	4	4,614
September 2017 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $141,694)	3	2,627
December 2017 Cotton #2 Futures Contracts (Aggregate Value of Contracts $274,760)	8	830
August 2017 Natural Gas Futures Contracts (Aggregate Value of Contracts $90,900)	3	679
August 2017 NY Harbor ULSD Futures Contracts (Aggregate Value of Contracts $62,378)	1	(1,283)
August 2017 WTI Crude Futures Contracts (Aggregate Value of Contracts $46,170)	1	(1,738)
September 2017 Brent Crude Futures Contracts (Aggregate Value of Contracts $97,760)	2	(3,293)
August 2017 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $143,558)	3	(3,483)
September 2017 Corn Futures Contracts (Aggregate Value of Contracts $114,000)	6	(3,828)
August 2017 Gasoline RBOB Futures Contracts (Aggregate Value of Contracts $127,235)	2	(4,867)
August 2017 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $132,300)	3	(5,439)
August 2017 LME Nickel Futures Contracts (Aggregate Value of Contracts $112,458)	2	(6,865)
September 2017 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $52,825)	2	(7,348)
September 2017 Wheat Futures Contracts (Aggregate Value of Contracts $52,575)	2	(7,565)
November 2017 Soybean Futures Contracts (Aggregate Value of Contracts $476,250)	10	(9,060)
(Total Aggregate Value of Contracts $2,535,573)		$(37,149)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2017 Goldman Sachs Multi-Hedge Strategies Short Index Swap 0.50%[9], Terminating 09/15/17 (Notional Value $1,975,372)	15,093	$(35,052)
Goldman Sachs International September 2017 Goldman Sachs Multi-Hedge Strategies Long Index Swap 1.20%[10], Terminating 09/15/17 (Notional Value $5,075,526)	34,676	$38,138

Sector Diversification

Goldman Sachs Multi-Hedge Strategies Short Index Swap9

Sector	% of Index
Consumer Discretionary	20.9%
Energy	19.1%
Financials	17.4%
Consumer Staples	11.2%
Health Care	10.0%
Industrials	9.9%
Communications	4.1%
Materials	3.1%
Technology	2.7%
Utilities	1.6%
Total	100.0%

Sector Diversification

Goldman Sachs Multi-Hedge Strategies Long Index Swap10

Sector	% of Index
Technology	26.0%
Consumer Discretionary	20.5%
Industrials	16.9%
Health Care	11.8%
Financials	10.7%
Materials	5.8%
Communications	4.3%
Energy	1.9%
Consumer Staples	1.7%
Utilities	0.4%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2017.
[2]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[3]	Affiliated issuer — See Note 10.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[6]	Repurchase Agreements — See Note 5.
[7]	Securities lending collateral — See Note 6.
[8]	Rate indicated is the 7 day yield as of June 30, 2017.
[9]

Customized basket of 148 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

[10]

Customized basket of 193 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
MULTI-HEDGE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$50,008	$—	$—	$—	$50,008
Common Stocks	22,397,202	—	—	—	—	22,397,202
Closed-End Funds	4,017,835	—	—	—	—	4,017,835
Currency Futures Contracts	—	9,929	—	—	—	9,929
Equity Futures Contracts	—	219,126	—	14,483	—	233,609
Equity Index Swap Agreements	—	—	—	38,138	—	38,138
Interest Rate Futures Contracts	—	—	—	4,801	—	4,801
Mutual Funds	23,503	—	—	—	—	23,503
Repurchase Agreements	—	—	10,847,493	—	—	10,847,493
Securities Lending Collateral	13,587	—	—	—	—	13,587
U.S. Treasury Bills	—	—	4,640,871	—	—	4,640,871
Total Assets	$26,452,127	$279,063	$15,488,364	$57,422	$—	$42,276,976

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$61,168	$—	$—	$—	$61,168
Common Stocks	13,090,519	—	—	—	—	13,090,519
Currency Futures Contracts	—	2,676	—	—	—	2,676
Equity Futures Contracts	—	138,951	—	41,447	—	180,398
Equity Index Swap Agreements	—	—	—	35,052	—	35,052
Exchange-Traded Funds	4,384,879	—	—	—	—	4,384,879
Interest Rate Futures Contracts	—	4,685	—	48,162	—	52,847
Total Liabilities	$17,475,398	$207,480	$—	$124,661	$—	$17,807,539

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $12,909 of securities loaned (cost $28,598,268)	$30,971,171
Investments in affiliated issuers, at value (cost $119,882)	121,827
Repurchase agreements, at value (cost $10,847,493)	10,847,493
Total investments (cost $39,565,643)	41,940,491
Segregated cash with broker	19,264,147
Unrealized appreciation on swap agreements	38,138
Cash	35,357
Receivables:
Securities sold	32,559
Fund shares sold	7,625
Dividends	28,130
Interest	308
Securities lending income	150
Total assets	61,346,905

Liabilities:
Securities sold short, at value (proceeds $16,872,552)	17,475,398
Unrealized depreciation on swap agreements	35,052
Segregated cash due to broker	6,978
Payable for:
Securities purchased	670,683
Fund shares redeemed	112,207
Variation margin	79,319
Management fees	40,806
Return of securities loaned	13,587
Miscellaneous	26,805
Total liabilities	18,460,835
Commitments and contingent liabilities (Note 13)	—
Net assets	$42,886,070

Net assets consist of:
Paid in capital	$45,904,428
Accumulated net investment loss	(1,195,468)
Accumulated net realized loss on investments	(3,599,109)
Net unrealized appreciation on investments	1,776,219
Net assets	$42,886,070
Capital shares outstanding	1,787,731
Net asset value per share	$23.99

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $336)	$376,280
Interest	36,042
Dividends from securities of affiliated issuers	12,529
Income from securities lending, net	2,333
Total investment income	427,184

Expenses:
Management fees	263,691
Short sales dividend expense	196,477
Professional fees	51,988
Prime broker interest expense	3,715
Trustees’ fees*	3,460
Custodian fees	1,786
Miscellaneous	(54,346)
Total expenses	466,771
Less:
Expenses waived by Adviser	(5,041)
Net expenses	461,730
Net investment loss	(34,546)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,654,314
Investments in affiliated issuers	(43,183)
Swap agreements	103,175
Futures contracts	(206,468)
Foreign currency	628
Securities sold short	(1,259,492)
Options written	763
Net realized gain	249,737
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	363,047
Investments in affiliated issuers	45,897
Securities sold short	(348,513)
Swap agreements	60,651
Futures contracts	(272,241)
Options written	9,638
Foreign currency	(132)
Net change in unrealized appreciation (depreciation)	(141,653)
Net realized and unrealized gain	108,084
Net increase in net assets resulting from operations	$73,538

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(34,546)	$(332,953)
Net realized gain (loss) on investments	249,737	(112,401)
Net change in unrealized appreciation (depreciation) on investments	(141,653)	196,136
Net increase (decrease) in net assets resulting from operations	73,538	(249,218)

Distributions to shareholders from:
Net investment income	—	(48,562)
Total distributions to shareholders	—	(48,562)

Capital share transactions:
Proceeds from sale of shares	2,702,797	14,011,461
Distributions reinvested	—	48,562
Cost of shares redeemed	(7,843,624)	(18,090,321)
Net decrease from capital share transactions	(5,140,827)	(4,030,298)
Net decrease in net assets	(5,067,289)	(4,328,078)

Net assets:
Beginning of period	47,953,359	52,281,437
End of period	$42,886,070	$47,953,359
Accumulated net investment loss at end of period	$(1,195,468)	$(1,160,922)

Capital share activity:
Shares sold	112,808	585,211
Shares issued from reinvestment of distributions	—	2,031
Shares redeemed	(327,569)	(755,036)
Net decrease in shares	(214,761)	(167,794)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$23.95	$24.09	$23.82	$22.75	$22.38	$22.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.16)	(.15)	(.18)	(.15)	(.31)
Net gain (loss) on investments (realized and unrealized)	.06	.04	.58	1.25	.52	.82
Total from investment operations	.04	(.12)	.43	1.07	.37	.51
Less distributions from:
Net investment income	—	(.02)	(.16)	—	—	(.13)
Total distributions	—	(.02)	(.16)	—	—	(.13)
Net asset value, end of period	$23.99	$23.95	$24.09	$23.82	$22.75	$22.38

Total Return[c]	0.17%	(0.48%)	1.85%	4.66%	1.65%	2.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$42,886	$47,953	$52,281	$42,725	$22,809	$22,375
Ratios to average net assets:
Net investment income (loss)	(0.15%)	(0.66%)	(0.62%)	(0.79%)	(0.65%)	(1.37%)
Total expenses[d]	2.08%	2.27%	2.38%	2.50%	2.51%	2.16%
Net expenses[e]	2.05%	2.23%	2.34%	2.45%	2.44%	2.08%
Portfolio turnover rate	63%	119%	160%	245%	324%	461%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Net expense information reflects the expense ratios after expense waivers, and may include interest and dividend expense. Excluding interest and dividend expense related to short sales, net expense ratios for the period ended June 30, 2017 and years ended December 31 would be:

06/30/17	2016	2015	2014	2013	2012
1.16%	1.17%	1.18%	1.17%	1.15%	1.15%

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI”) (the “underlying index”).

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	31.0%
Guggenheim Strategy Fund I	23.1%
Total	54.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Commodities Strategy Fund	(10.46%)	(9.72%)	(14.77%)	(11.56%)
S&P Goldman Sachs Commodity Index	(10.23%)	(9.02%)	(13.69%)	(9.67%)

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P Goldman Sachs Commodity Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
COMMODITIES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 54.1%
Guggenheim Strategy Fund II1	32,186	$804,981
Guggenheim Strategy Fund I1	23,879	598,638
Total Mutual Funds
(Cost $1,390,849)		1,403,619

	Face Amount

FEDERAL AGENCY NOTES†† - 7.7%
Freddie Mac[2]
0.75% due 07/14/17	$200,000	199,981
Total Federal Agency Notes
(Cost $199,981)		199,981

FEDERAL AGENCY DISCOUNT NOTES†† - 7.7%
Federal Home Loan Bank[3]
0.93% due 07/05/17	200,000	199,978
Total Federal Agency Discount Notes
(Cost $199,978)		199,978

U.S. TREASURY BILLS†† - 3.9%
U.S. Treasury Bill
0.91% due 08/03/17[4,5,6]	100,000	99,927
Total U.S. Treasury Bills
(Cost $99,915)		99,927

REPURCHASE AGREEMENTS††,7 - 20.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	195,153	195,153
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	195,153	195,153
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	144,533	144,533
Total Repurchase Agreements
(Cost $534,839)		534,839

Total Investments - 94.0%
(Cost $2,425,562)		$2,438,344
Other Assets & Liabilities, net - 6.0%		156,858
Total Net Assets - 100.0%		$2,595,202

	Contracts	Unrealized Gain

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2017 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $2,613,800)	28	$49,076

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Zero coupon rate security.
[7]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Commodity Futures Contracts	$—	$49,076	$—	$—	$49,076
Federal Agency Discount Notes	—	—	199,978	—	199,978
Federal Agency Notes	—	—	199,981	—	199,981
Mutual Funds	1,403,619	—	—	—	1,403,619
Repurchase Agreements	—	—	534,839	—	534,839
U.S. Treasury Bills	—	—	99,927	—	99,927
Total Assets	$1,403,619	$49,076	$1,034,725	$—	$2,487,420

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $499,874)	$499,886
Investments in affiliated issuers, at value (cost $1,390,849)	1,403,619
Repurchase agreements, at value (cost $534,839)	534,839
Total investments (cost $2,425,562)	2,438,344
Segregated cash with broker	62,581
Receivables:
Variation margin	60,747
Fund shares sold	43,047
Dividends	2,749
Interest	711
Total assets	2,608,179

Liabilities:
Payable for:
Securities purchased	2,877
Fund shares redeemed	2,256
Management fees	1,610
Transfer agent and administrative fees	537
Investor service fees	537
Portfolio accounting fees	214
Miscellaneous	4,946
Total liabilities	12,977
Commitments and contingent liabilities (Note 13)	—
Net assets	$2,595,202

Net assets consist of:
Paid in capital	$13,917,489
Accumulated net investment loss	(1,737,989)
Accumulated net realized loss on investments	(9,646,156)
Net unrealized appreciation on investments	61,858
Net assets	$2,595,202
Capital shares outstanding	34,615
Net asset value per share	$74.97

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$21,822
Interest	3,021
Total investment income	24,843

Expenses:
Management fees	14,154
Transfer agent and administrative fees	4,062
Investor service fees	4,062
Portfolio accounting fees	1,625
Professional fees	4,673
Custodian fees	355
Trustees’ fees*	281
Miscellaneous	645
Total expenses	29,857
Less:
Expenses waived by Adviser	(1,763)
Net expenses	28,094
Net investment loss	(3,251)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	4,589
Futures contracts	(260,342)
Net realized loss	(255,753)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6
Investments in affiliated issuers	1,597
Futures contracts	(50,560)
Net change in unrealized appreciation (depreciation)	(48,957)
Net realized and unrealized loss	(304,710)
Net decrease in net assets resulting from operations	$(307,961)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,251)	$(18,635)
Net realized loss on investments	(255,753)	(168,231)
Net change in unrealized appreciation (depreciation) on investments	(48,957)	219,384
Net increase (decrease) in net assets resulting from operations	(307,961)	32,518

Capital share transactions:
Proceeds from sale of shares	7,984,620	17,190,095
Cost of shares redeemed	(9,579,746)	(15,395,358)
Net increase (decrease) from capital share transactions	(1,595,126)	1,794,737
Net increase (decrease) in net assets	(1,903,087)	1,827,255

Net assets:
Beginning of period	4,498,289	2,671,034
End of period	$2,595,202	$4,498,289
Accumulated net investment loss at end of period	$(1,737,989)	$(1,734,738)

Capital share activity:
Shares sold	101,229	215,903 *
Shares redeemed	(120,329)	(197,414)*
Net increase (decrease) in shares	(19,100)	18,489 *

*	Capital share activity for the year ended December 31, 2016 have been restated to reflect a 1:16 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[f]	Year Ended December 31, 2015[f]	Year Ended December 31, 2014[f]	Year Ended December 31, 2013[f]	Year Ended December 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$83.74	$75.82	$114.64	$173.54	$179.38	$181.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.03)	(1.12)	(1.76)	(2.56)	(2.72)
Net gain (loss) on investments (realized and unrealized)	(8.69)	7.95	(37.70)	(57.14)	(3.28)	.22
Total from investment operations	(8.77)	7.92	(38.82)	(58.90)	(5.84)	(2.50)
Net asset value, end of period	$74.97	$83.74	$75.82	$114.64	$173.54	$179.38

Total Return[c]	(10.46%)	10.40%	(33.80%)	(34.01%)	(3.21%)	(1.41%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,595	$4,498	$2,671	$4,662	$6,170	$7,638
Ratios to average net assets:
Net investment income (loss)	(0.20%)	(0.48%)	(1.16%)	(1.04%)	(1.50%)	(1.46%)
Total expenses[d]	1.84%	1.80%	1.75%	1.71%	1.65%	1.69%
Net expenses[e]	1.73%	1.67%	1.63%	1.62%	1.55%	1.58%
Portfolio turnover rate	28%	231%	198%	202%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Reverse Share Split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:16 reverse share split effective December 1, 2016 — See Note 12.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2017, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Long Short Equity Fund, Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund (the “Funds”), each a non-diversified investment company.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Funds includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2017	% of Net Assets of the Fund at June 30, 2017
Global Managed Futures Strategy Fund	11/07/08	$1,174,497	7.8%
Multi-Hedge Strategies Fund	04/15/09	724,205	1.7%
Commodities Strategy Fund	07/21/09	484,093	18.7%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at June 30, 2017.

J. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables represent the Funds’ use and activity of options written for the period ended June 30, 2017:

Fund	Use
Multi-Hedge Strategies Fund	Hedge, Income

Written Call Options
Multi-Hedge Strategies Fund
	Number of contracts	Premium amount
Balance at December 31, 2016	49	$200
Options Written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(49)	(200)
Options exercised	—	—
Balance at June 30, 2017	—	$—

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure, Liquidity	$—	$58,950
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	41,818,100	21,940,265
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	15,637,651	8,709,753
Commodities Strategy Fund	Index exposure, Liquidity	2,765,839	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Long Short Equity Fund	Index Exposure, Liquidity	$12,534,430	$17,405,596
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	5,261,646	2,044,887

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2017
Long Short Equity Fund	$—	$464,796	$—	$—	$—	$464,796
Global Managed Futures Strategy Fund	25,671	—	55,006	14,877	73,898	169,452
Multi-Hedge Strategies Fund	233,609	38,138	9,929	4,801	50,008	336,485
Commodities Strategy Fund	—	—	—	—	49,076	49,076

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2017
Long Short Equity Fund	$—	$209,081	$—	$—	$—	$209,081
Global Managed Futures Strategy Fund	102,193	—	19,767	83,672	123,921	329,553
Multi-Hedge Strategies Fund	180,398	35,052	2,676	52,847	61,168	332,141

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Equity contracts	Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Total
Long Short Equity Fund	$209	$504	$—	$—	$—	$—	$713
Global Managed Futures Strategy Fund	1,119,385	—	(160,847)	(150,382)	(454,193)	—	353,963
Multi-Hedge Strategies Fund	147,322	103,175	(58,838)	(26,389)	(268,563)	763	(102,530)
Commodities Strategy Fund	—	—	—	—	(260,342)	—	(260,342)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Total
Long Short Equity Fund	$(1,842)	$255,715	$—	$—	$—	$—	$253,873
Global Managed Futures Strategy Fund	(153,755)	—	(28,417)	(262,326)	(55,662)	—	(500,160)
Multi-Hedge Strategies Fund	(132,562)	60,651	(30,614)	(82,213)	(26,852)	9,638	(201,952)
Commodities Strategy Fund	—	—	—	—	(50,560)	—	(50,560)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination. For the period ended June 30, 2017, the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund waived $3,644, $5,041, and $1,763, respectively, related to investments in the Subsidiary.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs. Fees related to the Multi-Hedge Strategies Fund are paid by GI, as previously stated.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period June 30, 2017, the Multi-Hedge Strategies Fund waived $22 related to investments in affiliated funds.

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned services, MUIS is entitled to receive a monthly fee equal to an annual percentage of the Funds’ average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.99%			0.00%
Due 07/03/17	$17,166,798	$17,168,215	11/15/42	$36,603,100	$17,510,160

RBC Capital Markets LLC			U.S. TIP Notes
1.01%			0.13%
Due 07/03/17	17,166,798	17,168,243	04/15/19	16,756,200	17,510,229

Bank of America Merrill Lynch			U.S. Treasury Note
1.08%			2.13%
Due 07/03/17	13,408,539	13,409,746	08/15/21	13,366,214	13,676,775

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received[a]	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Long Short Equity Fund	$122,073	$(122,073)	$—	$124,648	$—	$124,648
Multi-Hedge Strategies Fund	12,909	(12,909)	—	13,587	—	13,587

[a]	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers, with which the Funds have securities lending arrangements to evaluate potential risks.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

7. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Long Short Equity Fund	Swap equity contracts	$464,796	$—	$464,796	$209,081	$—	$255,715
Multi-Hedge Strategies Fund	Swap equity contracts	38,138	—	38,138	35,052	—	3,086

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Long Short Equity Fund	Swap equity contracts	$209,081	$—	$209,081	$209,081	$—	$—
Multi-Hedge Strategies Fund	Swap equity contracts	35,052	—	35,052	35,052	—	—

[1]	Exchange-traded futures are excluded from these reported amounts.

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Long Short Equity Fund	$31,524,593	$1,248,859	$(540,241)	$708,618
Global Managed Futures Strategy Fund	15,617,818	—	(682,967)	(682,967)
Multi-Hedge Strategies Fund	39,591,824	2,760,522	(411,855)	2,348,667
Commodities Strategy Fund	6,016,982	—	(3,578,638)	(3,578,638)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

9. Securities Transactions

For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$71,686,647	$59,130,815
Global Managed Futures Strategy Fund	160,628	100,000
Multi-Hedge Strategies Fund	33,838,242	36,753,674
Commodities Strategy Fund	591,707	1,820,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Multi-Hedge Strategies Fund	$374,662	$—	$—

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain (Loss)
Long Short Equity Fund
Guggenheim Strategy Fund I	$815,870	$5,613	$(823,445)	$—	—	$—	$3,126
Guggenheim Strategy Fund II	11,306	103	(11,431)	—	—	—	35
	827,176	5,716	(834,876)	—		—	3,161

Global Managed Futures Strategy Fund
Guggenheim Strategy Fund I	1,844,999	15,646	(100,000)	1,765,704	70,431	15,650	157
Guggenheim Strategy Fund II	3,259,746	37,224	—	3,304,827	132,140	37,243	—
Guggenheim Strategy Fund III	1,579,470	22,872	—	1,604,876	64,169	22,891	—
Guggenheim Variable Insurance Strategy Fund III	5,720,965	84,886	—	5,812,709	231,952	84,963	—
	12,405,180	160,628	(100,000)	12,488,116		160,747	157

Multi-Hedge Strategies Fund
Advent Claymore Convertible Securities and Income Fund	3,934	6,127	—	10,465	648	161	—

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Affiliated issuers by Fund	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain (Loss)
Advent Claymore Convertible Securities and Income Fund II	88,994	—	(81,760)	12,491	2,005	4,269	(7,812)
Advent/Claymore Enhanced Growth & Income Fund	26,658	—	(17,720)	10,395	1,188	1,347	(1,479)
Guggenheim Enhanced Equity Income Fund	$—	$—	$(6)	$3,738	452	$108	$1
Guggenheim Enhanced Equity Strategy Fund	3,731	—	(4,053)	—	—	—	297
Guggenheim Equal Weight Enhanced Equity Income Fund	3,552	—	—	—	—	95	—
Guggenheim Strategy Fund I	11,308	100	—	11,439	456	100	—
Guggenheim Strategy Fund II	11,898	136	—	12,064	482	136	—
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	185,358	—	(151,454)	32,013	2,905	3,427	(19,435)
Western Asset/Claymore Inflation-Linked Securities & Income Fund	168,205	—	(135,898)	29,222	2,586	2,886	(14,755)
	503,638	6,363	(390,891)	121,827		12,529	(43,183)

Commodities Strategy Fund
Guggenheim Strategy Fund I	1,310,849	319,439	(1,035,000)	598,638	23,879	9,494	2,566
Guggenheim Strategy Fund II	1,314,879	272,268	(785,000)	804,981	32,186	12,328	2,023
	2,625,728	591,707	(1,820,000)	1,403,619		21,822	4,589

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.92% for the period ended June 30, 2017. The Funds did not have any borrowings outstanding under this agreement at and for the period ended June 30, 2017.

12. Reverse Share Split

Effective December 1, 2016, a reverse share split occurred for the following fund:

Fund	Split Type
Commodities Strategy Fund	One-for-Sixteen Reverse Split

The effect of this transactions was to divide the number of outstanding shares of the Fund by the respective split ratio, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the Consolidated Statements of Changes in Net Assets and the Per Share Data in the Consolidated Financial Highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

13. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

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On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment. On May 30, 2017, the shareholder defendants filed a motion to remand the proceedings in the Creditor Trust and Reichman Actions to the Bankruptcy Court, for consideration of the collateral estoppel ground for dismissal raised by the Bankruptcy Court’s ruling in the Blavatnik Action. The District Court has not yet ruled on the motion to remand.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set. On April 21, 2017, the Bankruptcy Court issued an Opinion and Order After Trial in a related Lyondell litigation (the “Blavatnik Action”) rejecting claims for intentional fraudulent transfer and constructive fraudulent transfer in connection with the 2007 LBO. Based on this related ruling in the Blavatnik Action, the shareholder defendants filed a motion to dismiss the Litigation Trust Action on the grounds of collateral estoppel on May 30, 2017. The Bankruptcy Court has not yet ruled on this new motion to dismiss.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 25, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to the Guggenheim Long Short Equity Fund, Guggenheim Global Managed Futures Strategy Fund, Guggenheim Multi-Hedge Strategies Fund, and Rydex Commodities Strategy Fund, each a series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2017 (together, with the May 25 meeting, the “Meetings”). The Board considered the materials provided by the Advisor and the review conducted at the April 26 meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (d) each Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors that was controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to such Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and, if applicable, tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. With respect to the Funds that track an underlying index (“Index Funds”), the Board also discussed the correlation between an Index Fund’s assets under management and tracking error, noting that an Index Fund’s ability to replicate an underlying index rather than employ representative sampling depends, in part, upon the Index Fund’s size. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

OTHER INFORMATION (Unaudited)(concluded)

trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under the distribution agreement, investor services agreement, and Investor Services Plan. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	President, Chief Executive Officer and Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee, Member of the Audit Committee; Member of the Compliance and Risk Oversight Committee; and Member of the Governance Committee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (3) (2009-present).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee from 2005 to present; Member of the Audit Committee from 2005 to present; Member of the Investment and Performance Committee from 2014 to present; Member of the Compliance and Risk Oversight Committee from 2015 to present; Member of the Governance Committee from 2015 to present; and Member of the Nominating Committee from 2015 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Chairman and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem***** (1958)	Trustee, Member of the Audit Committee, Member of the Investment and Performance Committee, and Member of the Nominating Committee from November 2016 to present.	Current: Retired Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

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6.30.2017

Rydex Variable Trust Semi-Annual Report

Domestic Equity Funds
Nova Fund
Inverse S&P 500® Strategy Fund
NASDAQ-100® Fund
Inverse NASDAQ-100® Strategy Fund
S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 2x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Inverse Russell 2000® Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund

Fixed Income Funds
Government Long Bond 1.2x Strategy Fund
Inverse Government Long Bond Strategy Fund
High Yield Strategy Fund

Money Market Fund
U.S. Government Money Market Fund

GuggenheimInvestments.com	RVATB1-SEMI-0617x1217

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NOVA FUND	8
INVERSE S&P 500® STRATEGY FUND	19
NASDAQ-100® FUND	25
INVERSE NASDAQ-100® STRATEGY FUND	32
S&P 500® 2x STRATEGY FUND	38
NASDAQ-100® 2x STRATEGY FUND	49
MID-CAP 1.5x STRATEGY FUND	56
INVERSE MID-CAP STRATEGY FUND	66
RUSSELL 2000® 2x STRATEGY FUND	72
RUSSELL 2000® 1.5x STRATEGY FUND	97
INVERSE RUSSELL 2000® STRATEGY FUND	122
DOW 2x STRATEGY FUND	128
INVERSE DOW 2x STRATEGY FUND	134
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	140
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	146
HIGH YIELD STRATEGY FUND	152
U.S. GOVERNMENT MONEY MARKET FUND	158
NOTES TO FINANCIAL STATEMENTS	164
OTHER INFORMATION	182
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	185
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	189

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2017.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
July 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2017

First-quarter real gross domestic product (“GDP”) growth came in weak relative to the third and fourth quarters of 2016, at only 1.4% quarter over quarter annualized, consistent with the historical pattern of soft first-quarter data. Tracking estimates point to a rebound in second-quarter growth. There have been concerns about consumer health amid weakness in retail and autos, but we maintain that these are experiencing sector-specific problems. Household balance sheets and consumer spending appear solid overall.

The unemployment rate continues to decline to levels not seen since 2001, despite muted economic growth. As of June 2017, the unemployment rate stood at 4.3%, below what the U.S. Federal Reserve (the “Fed”) forecasted as recently as March to be the cycle low, and we expect it will fall to 3.8% or lower next year. While a tightening labor market has not done much to lift wage growth or inflation in the current cycle, Fed Chair Janet Yellen and many of her colleagues still see a tighter labor market as a reason to continue to remove accommodation.

In June the Fed delivered its fourth rate hike since the financial crisis, raising the fed funds rate target range to 1.00–1.25%. It proceeded with the rate hike despite three consecutive months of soft inflation readings. The statement noted that the Fed continues to expect inflation on a 12-month basis to stabilize around the 2% objective over the medium term. This suggests the Fed views recent weakness as transient. As long as the unemployment rate continues to decline, we believe the Fed will feel compelled to continue hiking to stay ahead of potential inflationary pressures, given the lags associated with monetary policy effects.

Median Federal Open Market Committee (“FOMC”) projections suggest one additional rate increase in 2017, three in 2018, and three more in 2019. These are not conditioned on expectations for fiscal stimulus, though they do incorporate an expectation that the natural rate of interest will rise somewhat over time, but perhaps not as much as the Fed currently projects. We expect that the Fed will forego a rate hike in September in order to launch the tapering of portfolio reinvestments, but the Fed will pick it up again in December, contingent on steady economic data and supportive financial conditions. Weak oil prices over the second quarter of 2017 should once again boost headline inflation readings in 2018 due to base effects, which, when combined with steady economic growth and falling unemployment, could prompt the Fed to raise rates three or possibly four times in 2018.

On its own, the start of Fed balance sheet normalization should not lead to a notable increase in market volatility. The Fed has signaled its intentions well in advance, giving markets time to prepare, and pay-downs will ramp up only gradually over the course of a year.

Still, volatility across a range of markets is abnormally low, and asset valuations appear stretched. Markets shrugged off worrisome developments during the second quarter, including declining oil prices, a lack of progress on fiscal legislation in Washington, D.C., and rising geopolitical risks. A near-term pullback in risk assets is possible in the third or fourth quarters, with low volatility and tight spreads making credit markets particularly vulnerable during what is already a seasonally weak period for risk assets. Moves toward a less accommodative stance by the European Central Bank, the Bank of Japan, and/or the Bank of England may be a catalyst for instability.

For the six-month period ended June 30, 2017, the Standard & Poor’s 500® (“S&P 500®”)* Index returned 9.34%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 13.81%. The return of the MSCI Emerging Markets Index* was 18.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.27% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.93%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.31% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2016 and ending June 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2016	Ending Account Value June 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.60%	13.27%	$ 1,000.00	$ 1,132.70	$ 8.46
Inverse S&P 500® Strategy Fund	1.75%	(8.42%)	1,000.00	915.80	8.31
NASDAQ-100® Fund	1.64%	15.93%	1,000.00	1,159.30	8.78
Inverse NASDAQ-100® Strategy Fund	1.79%	(14.17%)	1,000.00	858.30	8.25
S&P 500® 2x Strategy Fund	1.75%	17.63%	1,000.00	1,176.30	9.44
NASDAQ-100® 2x Strategy Fund	1.79%	33.65%	1,000.00	1,336.50	10.37
Mid-Cap 1.5x Strategy Fund	1.75%	7.93%	1,000.00	1,079.30	9.02
Inverse Mid-Cap Strategy Fund	1.75%	(5.57%)	1,000.00	944.30	8.44
Russell 2000® 2x Strategy Fund	1.80%	8.00%	1,000.00	1,080.00	9.28
Russell 2000® 1.5x Strategy Fund	1.80%	6.44%	1,000.00	1,064.40	9.21
Inverse Russell 2000® Strategy Fund	1.80%	(5.50%)	1,000.00	945.00	8.68
Dow 2x Strategy Fund	1.82%	17.66%	1,000.00	1,176.60	9.82
Inverse Dow 2x Strategy Fund	1.82%	(16.54%)	1,000.00	834.60	8.28
Government Long Bond 1.2x Strategy Fund	1.30%	6.34%	1,000.00	1,063.40	6.65
Inverse Government Long Bond Strategy Fund	4.12%	(5.84%)	1,000.00	941.60	19.83
High Yield Strategy Fund	1.60%	4.02%	1,000.00	1,040.20	8.09
U.S. Government Money Market Fund	0.78%	0.00%	1,000.00	1,000.00	3.87

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.60%	5.00%	$ 1,000.00	$ 1,016.86	$ 8.00
Inverse S&P 500® Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
NASDAQ-100® Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
Inverse NASDAQ-100® Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
S&P 500® 2x Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
NASDAQ-100® 2x Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Mid-Cap 1.5x Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
Inverse Mid-Cap Strategy Fund	1.75%	5.00%	1,000.00	1,016.12	8.75
Russell 2000® 2x Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Russell 2000® 1.5x Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Inverse Russell 2000® Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Dow 2x Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
Inverse Dow 2x Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
Government Long Bond 1.2x Strategy Fund	1.30%	5.00%	1,000.00	1,018.35	6.51
Inverse Government Long Bond Strategy Fund	4.12%	5.00%	1,000.00	1,004.36	20.48
High Yield Strategy Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
U.S. Government Money Market Fund	0.78%	5.00%	1,000.00	1,020.93	3.91

[1]

This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.76%. Excludes expenses of the underlying funds in which the Funds invest.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2016 to June 30, 2017.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	27.6%
Guggenheim Strategy Fund I	26.7%
Apple, Inc.	0.9%
Microsoft Corp.	0.6%
Amazon.com, Inc.	0.4%
Facebook, Inc. — Class A	0.4%
Johnson & Johnson	0.4%
Exxon Mobil Corp.	0.4%
JPMorgan Chase & Co.	0.4%
Berkshire Hathaway, Inc. — Class B	0.4%
Top Ten Total	58.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Nova Fund	13.27%	25.76%	19.91%	6.75%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
NOVA FUND

	Shares	Value

COMMON STOCKS† - 24.2%

Consumer, Non-cyclical - 5.5%
Johnson & Johnson	1,150	$152,133
Procter & Gamble Co.	1,092	95,168
Pfizer, Inc.	2,548	85,586
Philip Morris International, Inc.	663	77,869
UnitedHealth Group, Inc.	411	76,208
Merck & Co., Inc.	1,168	74,857
Coca-Cola Co.	1,642	73,643
PepsiCo, Inc.	610	70,449
Altria Group, Inc.	825	61,438
Amgen, Inc.	314	54,080
Medtronic plc	585	51,919
AbbVie, Inc.	680	49,307
Celgene Corp.*	333	43,247
Gilead Sciences, Inc.	558	39,495
Bristol-Myers Squibb Co.	703	39,171
Abbott Laboratories	741	36,020
Allergan plc	143	34,762
Eli Lilly & Co.	415	34,155
Thermo Fisher Scientific, Inc.	167	29,136
Mondelez International, Inc. — Class A	648	27,988
Colgate-Palmolive Co.	377	27,947
PayPal Holdings, Inc.*	477	25,602
Biogen, Inc.*	91	24,694
Reynolds American, Inc.	353	22,959
Danaher Corp.	261	22,026
Kraft Heinz Co.	255	21,839
Aetna, Inc.	142	21,560
Anthem, Inc.	113	21,259
Kimberly-Clark Corp.	152	19,625
Automatic Data Processing, Inc.	191	19,570
Becton Dickinson and Co.	97	18,926
Stryker Corp.	132	18,319
Cigna Corp.	109	18,246
Boston Scientific Corp.*	585	16,216
Regeneron Pharmaceuticals, Inc.*	33	16,208
Express Scripts Holding Co.*	253	16,152
S&P Global, Inc.	110	16,059
Intuitive Surgical, Inc.*	16	14,966
Humana, Inc.	62	14,918
McKesson Corp.	90	14,809
Ecolab, Inc.	111	14,735
Constellation Brands, Inc. — Class A	73	14,142
Vertex Pharmaceuticals, Inc.*	106	13,660
General Mills, Inc.	246	13,628
Zoetis, Inc.	210	13,100
Baxter International, Inc.	208	12,592
Alexion Pharmaceuticals, Inc.*	96	11,680
Zimmer Biomet Holdings, Inc.	86	11,042
Illumina, Inc.*	62	10,758
Edwards Lifesciences Corp.*	90	10,642
HCA Healthcare, Inc.*	122	10,638
Sysco Corp.	210	10,569
Cardinal Health, Inc.	135	10,519
Archer-Daniels-Midland Co.	244	10,097
CR Bard, Inc.	31	9,799
Estee Lauder Cos., Inc. — Class A	95	9,118
Kroger Co.	390	9,095
Incyte Corp.*	72	9,066
Moody’s Corp.	71	8,639
Monster Beverage Corp.*	172	8,545
Tyson Foods, Inc. — Class A	123	7,703
Mylan N.V.*	197	7,648
Kellogg Co.	108	7,502
Clorox Co.	55	7,328
Dr Pepper Snapple Group, Inc.	78	7,107
Equifax, Inc.	51	7,008
Molson Coors Brewing Co. — Class B	79	6,821
Laboratory Corp. of America Holdings*	44	6,782
AmerisourceBergen Corp. — Class A	71	6,712
Quest Diagnostics, Inc.	58	6,447
Hershey Co.	60	6,442
Dentsply Sirona, Inc.	98	6,354
Henry Schein, Inc.*	34	6,223
Conagra Brands, Inc.	173	6,186
IDEXX Laboratories, Inc.*	38	6,134
IHS Markit Ltd.*	136	5,989
JM Smucker Co.	50	5,917
Centene Corp.*	74	5,911
Global Payments, Inc.	65	5,871
Whole Foods Market, Inc.	136	5,727
Verisk Analytics, Inc. — Class A*	66	5,568
Nielsen Holdings plc	143	5,528
Church & Dwight Company, Inc.	106	5,499
Hologic, Inc.*	120	5,446
Cooper Cos., Inc.	21	5,028
Gartner, Inc.*	39	4,817
Align Technology, Inc.*	32	4,804
McCormick & Co., Inc.	48	4,680
Cintas Corp.	37	4,663
Universal Health Services, Inc. — Class B	38	4,639
Perrigo Company plc	61	4,607
Campbell Soup Co.	82	4,276
DaVita, Inc.*	66	4,274
Total System Services, Inc.	71	4,136
United Rentals, Inc.*	36	4,058
Varian Medical Systems, Inc.*	39	4,024
Hormel Foods Corp.	115	3,923
Western Union Co.	201	3,829
Coty, Inc. — Class A	201	3,771
Brown-Forman Corp. — Class B	76	3,694
Avery Dennison Corp.	38	3,358
Envision Healthcare Corp.*	50	3,134
H&R Block, Inc.	88	2,720
Robert Half International, Inc.	54	2,588
Quanta Services, Inc.*	63	2,074
Mallinckrodt plc*	42	1,882
Patterson Companies, Inc.	35	1,643
Total Consumer, Non-cyclical		2,061,070

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
NOVA FUND

	Shares	Value

Financial - 4.5%
JPMorgan Chase & Co.	1,517	$138,655
Berkshire Hathaway, Inc. — Class B*	811	137,358
Wells Fargo & Co.	1,921	106,444
Bank of America Corp.	4,250	103,105
Citigroup, Inc.	1,176	78,651
Visa, Inc. — Class A	788	73,898
Mastercard, Inc. — Class A	401	48,700
U.S. Bancorp	676	35,098
Goldman Sachs Group, Inc.	156	34,616
Chubb Ltd.	199	28,931
Morgan Stanley	608	27,092
American Express Co.	321	27,041
PNC Financial Services Group, Inc.	207	25,848
MetLife, Inc.	461	25,327
American Tower Corp. REIT — Class A	181	23,949
American International Group, Inc.	375	23,445
Bank of New York Mellon Corp.	444	22,653
Charles Schwab Corp.	520	22,339
BlackRock, Inc. — Class A	52	21,965
Simon Property Group, Inc.	133	21,514
Prudential Financial, Inc.	183	19,790
CME Group, Inc. — Class A	145	18,160
Marsh & McLennan Companies, Inc.	220	17,151
Capital One Financial Corp.	206	17,020
Intercontinental Exchange, Inc.	253	16,678
BB&T Corp.	346	15,712
Crown Castle International Corp.	156	15,628
Travelers Cos., Inc.	119	15,057
Aon plc	112	14,890
Equinix, Inc. REIT	33	14,162
Allstate Corp.	156	13,797
State Street Corp.	151	13,549
Public Storage	64	13,346
Prologis, Inc.	226	13,253
Aflac, Inc.	169	13,128
SunTrust Banks, Inc.	206	11,684
Welltower, Inc.	156	11,677
AvalonBay Communities, Inc.	59	11,338
Progressive Corp.	248	10,934
Weyerhaeuser Co. REIT	321	10,754
M&T Bank Corp.	66	10,689
Ventas, Inc.	152	10,561
Equity Residential	157	10,335
Discover Financial Services	162	10,075
Synchrony Financial	329	9,811
Northern Trust Corp.	92	8,943
KeyCorp	468	8,770
Fifth Third Bancorp	320	8,307
Ameriprise Financial, Inc.	65	8,274
Hartford Financial Services Group, Inc.	157	8,253
Boston Properties, Inc.	66	8,119
Willis Towers Watson plc	54	7,855
Citizens Financial Group, Inc.	216	7,707
Digital Realty Trust, Inc.	68	7,681
T. Rowe Price Group, Inc.	103	7,644
Regions Financial Corp.	513	7,510
Principal Financial Group, Inc.	114	7,304
Essex Property Trust, Inc.	28	7,204
Vornado Realty Trust	74	6,949
Franklin Resources, Inc.	146	6,539
Lincoln National Corp.	96	6,488
Realty Income Corp.	116	6,401
HCP, Inc.	200	6,392
Huntington Bancshares, Inc.	464	6,273
Alliance Data Systems Corp.	24	6,161
Invesco Ltd.	174	6,123
GGP, Inc.	249	5,866
Host Hotels & Resorts, Inc.	316	5,773
Comerica, Inc.[1]	76	5,566
Loews Corp.	118	5,524
Mid-America Apartment Communities, Inc.	48	5,058
XL Group Ltd.	112	4,906
Alexandria Real Estate Equities, Inc.	39	4,698
CBRE Group, Inc. — Class A*	128	4,659
Cincinnati Financial Corp.	64	4,637
Everest Re Group Ltd.	18	4,583
SL Green Realty Corp.	43	4,549
Unum Group	97	4,523
E*TRADE Financial Corp.*	117	4,450
UDR, Inc.	114	4,443
Raymond James Financial, Inc.	55	4,412
Arthur J Gallagher & Co.	77	4,408
Extra Space Storage, Inc.	54	4,212
Affiliated Managers Group, Inc.	24	3,981
Federal Realty Investment Trust	31	3,918
Regency Centers Corp.	62	3,884
Zions Bancorporation	87	3,820
Iron Mountain, Inc.	105	3,608
CBOE Holdings, Inc.	39	3,565
Torchmark Corp.	46	3,519
Nasdaq, Inc.	48	3,432
Kimco Realty Corp.	182	3,340
Macerich Co.	51	2,961
Apartment Investment & Management Co. REIT — Class A	67	2,879
People’s United Financial, Inc.	147	2,596
Assurant, Inc.	23	2,385
Navient Corp.	122	2,031
Total Financial		1,648,891

Technology - 3.4%
Apple, Inc.	2,226	320,590
Microsoft Corp.	3,297	227,261
Intel Corp.	2,011	67,850
Oracle Corp.	1,283	64,330
International Business Machines Corp.	365	56,148
Broadcom Ltd.	171	39,852
NVIDIA Corp.	254	36,718
QUALCOMM, Inc.	631	34,844
Accenture plc — Class A	265	32,775
Texas Instruments, Inc.	425	32,695
Adobe Systems, Inc.*	211	29,844

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
NOVA FUND

	Shares	Value

salesforce.com, Inc.*	286	$24,768
Applied Materials, Inc.	459	18,961
Activision Blizzard, Inc.	296	17,041
Cognizant Technology Solutions Corp. — Class A	252	16,733
Electronic Arts, Inc.*	132	13,955
Intuit, Inc.	104	13,812
Micron Technology, Inc.*	444	13,258
HP, Inc.	719	12,568
Analog Devices, Inc.	157	12,215
Fidelity National Information Services, Inc.	141	12,041
Hewlett Packard Enterprise Co.	711	11,795
Fiserv, Inc.*	91	11,133
Western Digital Corp.	124	10,986
Lam Research Corp.	69	9,759
DXC Technology Co.	121	9,283
Cerner Corp.*	126	8,375
Autodesk, Inc.*	83	8,368
Paychex, Inc.	137	7,801
Skyworks Solutions, Inc.	79	7,580
Microchip Technology, Inc.	98	7,564
Red Hat, Inc.*	76	7,277
Xilinx, Inc.	106	6,818
KLA-Tencor Corp.	67	6,131
Citrix Systems, Inc.*	65	5,173
Seagate Technology plc	127	4,921
Synopsys, Inc.*	64	4,668
NetApp, Inc.	116	4,646
CA, Inc.	134	4,619
ANSYS, Inc.*	37	4,502
Advanced Micro Devices, Inc.*	331	4,131
Akamai Technologies, Inc.*	74	3,686
Qorvo, Inc.*	54	3,419
Xerox Corp.	91	2,614
CSRA, Inc.	62	1,969
Total Technology		1,255,477

Communications - 3.3%
Amazon.com, Inc.*	169	163,592
Facebook, Inc. — Class A*	1,009	152,339
Alphabet, Inc. — Class A*	127	118,069
Alphabet, Inc. — Class C*	127	115,409
AT&T, Inc.	2,625	99,040
Comcast Corp. — Class A	2,021	78,656
Verizon Communications, Inc.	1,742	77,798
Cisco Systems, Inc.	2,135	66,826
Walt Disney Co.	621	65,981
Priceline Group, Inc.*	21	39,281
Time Warner, Inc.	331	33,236
Charter Communications, Inc. — Class A*	92	30,990
Netflix, Inc.*	184	27,491
eBay, Inc.*	430	15,016
Twenty-First Century Fox, Inc. — Class A	449	12,725
CBS Corp. — Class B	157	10,013
Omnicom Group, Inc.	99	8,208
Expedia, Inc.	52	7,745
Level 3 Communications, Inc.*	125	7,413
Symantec Corp.	260	7,345
DISH Network Corp. — Class A*	97	6,088
Motorola Solutions, Inc.	70	6,072
Twenty-First Century Fox, Inc. — Class B	208	5,797
CenturyLink, Inc.[1]	234	5,588
Viacom, Inc. — Class B	150	5,036
Juniper Networks, Inc.	163	4,544
Interpublic Group of Cos., Inc.	169	4,157
F5 Networks, Inc.*	28	3,558
VeriSign, Inc.*	38	3,532
Scripps Networks Interactive, Inc. — Class A	41	2,801
Discovery Communications, Inc. — Class C*	90	2,269
News Corp. — Class A	163	2,233
TripAdvisor, Inc.*	47	1,795
Discovery Communications, Inc. — Class A*	66	1,705
News Corp. — Class B	51	722
Total Communications		1,193,070

Industrial - 2.4%
General Electric Co.	3,719	100,449
3M Co.	255	53,087
Boeing Co.	240	47,459
Honeywell International, Inc.	326	43,453
United Technologies Corp.	318	38,831
Union Pacific Corp.	345	37,574
United Parcel Service, Inc. — Class B	294	32,513
Lockheed Martin Corp.	106	29,427
Caterpillar, Inc.	252	27,080
General Dynamics Corp.	121	23,970
FedEx Corp.	105	22,820
CSX Corp.	394	21,497
Raytheon Co.	124	20,024
Northrop Grumman Corp.	75	19,253
Illinois Tool Works, Inc.	133	19,052
Johnson Controls International plc	401	17,387
Emerson Electric Co.	275	16,396
Deere & Co.	126	15,572
Norfolk Southern Corp.	124	15,091
Eaton Corp. plc	191	14,866
Waste Management, Inc.	174	12,762
TE Connectivity Ltd.	152	11,959
Corning, Inc.	393	11,810
Cummins, Inc.	66	10,707
Roper Technologies, Inc.	44	10,187
Ingersoll-Rand plc	109	9,962
Amphenol Corp. — Class A	131	9,670
Stanley Black & Decker, Inc.	65	9,147
Parker-Hannifin Corp.	57	9,110
Rockwell Automation, Inc.	55	8,908
Agilent Technologies, Inc.	138	8,185
Fortive Corp.	129	8,172
Rockwell Collins, Inc.	69	7,251
Vulcan Materials Co.	56	7,094

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
NOVA FUND

	Shares	Value

Mettler-Toledo International, Inc.*	11	$6,474
Ball Corp.	149	6,289
Waters Corp.*	34	6,251
Republic Services, Inc. — Class A	98	6,246
WestRock Co.	107	6,063
Martin Marietta Materials, Inc.	27	6,010
AMETEK, Inc.	98	5,936
Harris Corp.	52	5,672
TransDigm Group, Inc.	21	5,646
L3 Technologies, Inc.	33	5,514
Textron, Inc.	114	5,369
Dover Corp.	66	5,295
Masco Corp.	137	5,235
Pentair plc	72	4,791
Kansas City Southern	45	4,709
Expeditors International of Washington, Inc.	77	4,349
Fortune Brands Home & Security, Inc.	66	4,306
Xylem, Inc.	77	4,268
Arconic, Inc.	188	4,258
CH Robinson Worldwide, Inc.	60	4,121
Snap-on, Inc.	25	3,950
Acuity Brands, Inc.	19	3,862
Sealed Air Corp.	84	3,760
J.B. Hunt Transport Services, Inc.	37	3,381
Allegion plc	41	3,326
PerkinElmer, Inc.	47	3,203
Jacobs Engineering Group, Inc.	51	2,774
Stericycle, Inc.*	36	2,748
Fluor Corp.	60	2,747
Flowserve Corp.	56	2,600
Garmin Ltd.	49	2,500
FLIR Systems, Inc.	58	2,010
Total Industrial		894,388

Consumer, Cyclical - 2.2%
Home Depot, Inc.	511	78,386
McDonald’s Corp.	348	53,299
Wal-Mart Stores, Inc.	631	47,753
Starbucks Corp.	618	36,035
CVS Health Corp.	435	35,000
NIKE, Inc. — Class B	566	33,394
Costco Wholesale Corp.	187	29,907
Walgreens Boots Alliance, Inc.	365	28,583
Lowe’s Cos., Inc.	366	28,376
General Motors Co.	586	20,469
TJX Cos., Inc.	275	19,847
Ford Motor Co.	1,670	18,687
Delta Air Lines, Inc.	314	16,875
Southwest Airlines Co.	258	16,032
Marriott International, Inc. — Class A	133	13,342
Target Corp.	236	12,340
Carnival Corp.	179	11,736
Newell Brands, Inc.	206	11,046
American Airlines Group, Inc.	210	10,567
Yum! Brands, Inc.	141	10,400
Delphi Automotive plc	114	9,991
PACCAR, Inc.	150	9,906
Ross Stores, Inc.	167	9,641
United Continental Holdings, Inc.*	120	9,030
O’Reilly Automotive, Inc.*	39	8,531
VF Corp.	137	7,891
Royal Caribbean Cruises Ltd.	72	7,865
Dollar General Corp.	108	7,786
Ulta Beauty, Inc.*	25	7,184
Dollar Tree, Inc.*	101	7,062
AutoZone, Inc.*	12	6,846
Mohawk Industries, Inc.*	27	6,526
Best Buy Co., Inc.	113	6,478
Whirlpool Corp.	32	6,132
Genuine Parts Co.	63	5,844
Coach, Inc.	120	5,681
L Brands, Inc.	103	5,551
Fastenal Co.	124	5,398
Hilton Worldwide Holdings, Inc.	87	5,381
Hasbro, Inc.	48	5,353
DR Horton, Inc.	146	5,047
Chipotle Mexican Grill, Inc. — Class A*	12	4,993
CarMax, Inc.*,1	79	4,982
Darden Restaurants, Inc.	53	4,793
Alaska Air Group, Inc.	53	4,757
Lennar Corp. — Class A	87	4,639
Wynn Resorts Ltd.	34	4,560
Wyndham Worldwide Corp.	45	4,518
LKQ Corp.*	132	4,349
Tiffany & Co.	45	4,224
WW Grainger, Inc.	23	4,152
Harley-Davidson, Inc.	75	4,052
PVH Corp.	33	3,779
Goodyear Tire & Rubber Co.	108	3,776
Advance Auto Parts, Inc.	32	3,731
BorgWarner, Inc.	85	3,601
Hanesbrands, Inc.	155	3,590
Mattel, Inc.	146	3,143
Macy’s, Inc.	130	3,021
Tractor Supply Co.	55	2,982
PulteGroup, Inc.	121	2,968
Leggett & Platt, Inc.	56	2,942
Kohl’s Corp.	73	2,823
Staples, Inc.	279	2,810
Foot Locker, Inc.	56	2,760
Michael Kors Holdings Ltd.*	67	2,429
Nordstrom, Inc.	48	2,296
Gap, Inc.	94	2,067
Bed Bath & Beyond, Inc.	62	1,885
Signet Jewelers Ltd.[1]	29	1,834
Ralph Lauren Corp. — Class A	24	1,771
Under Armour, Inc. — Class A*,1	79	1,719
Under Armour, Inc. — Class C*,1	79	1,593
AutoNation, Inc.*	28	1,180
Total Consumer, Cyclical		789,917

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
NOVA FUND

	Shares	Value

Energy - 1.5%
Exxon Mobil Corp.	1,809	$146,042
Chevron Corp.	809	84,403
Schlumberger Ltd.	593	39,043
ConocoPhillips	528	23,211
EOG Resources, Inc.	247	22,358
Occidental Petroleum Corp.	326	19,518
Halliburton Co.	371	15,845
Kinder Morgan, Inc.	820	15,711
Phillips 66	187	15,463
Valero Energy Corp.	191	12,885
Pioneer Natural Resources Co.	73	11,649
Marathon Petroleum Corp.	222	11,617
Anadarko Petroleum Corp.	239	10,836
Williams Companies, Inc.	353	10,689
Baker Hughes, Inc.	182	9,921
ONEOK, Inc.	162	8,450
Apache Corp.	162	7,765
Concho Resources, Inc.*	63	7,656
Devon Energy Corp.	224	7,161
Tesoro Corp.	65	6,084
Noble Energy, Inc.	194	5,490
TechnipFMC plc*	199	5,413
National Oilwell Varco, Inc.	162	5,336
Hess Corp.	115	5,045
Cabot Oil & Gas Corp. — Class A	199	4,991
Equities Corp.	74	4,336
Marathon Oil Corp.	363	4,302
Cimarex Energy Co.	41	3,854
Helmerich & Payne, Inc.[1]	46	2,500
Newfield Exploration Co.*	85	2,419
Range Resources Corp.	80	1,854
Murphy Oil Corp.	69	1,768
Chesapeake Energy Corp.*,1	326	1,620
Transocean Ltd.*	167	1,374
Total Energy		536,609

Utilities - 0.8%
NextEra Energy, Inc.	200	28,025
Duke Energy Corp.	299	24,993
Dominion Energy, Inc.	269	20,613
Southern Co.	425	20,349
American Electric Power Company, Inc.	210	14,589
PG&E Corp.	218	14,469
Exelon Corp.	395	14,248
Sempra Energy	107	12,064
PPL Corp.	292	11,289
Edison International	139	10,868
Consolidated Edison, Inc.	130	10,507
Xcel Energy, Inc.	217	9,956
Public Service Enterprise Group, Inc.	216	9,290
WEC Energy Group, Inc.	135	8,286
Eversource Energy	135	8,196
DTE Energy Co.	77	8,146
American Water Works Co., Inc.	76	5,924
Entergy Corp.	77	5,911
Ameren Corp.	104	5,686
CMS Energy Corp.	120	5,550
FirstEnergy Corp.	189	5,511
CenterPoint Energy, Inc.	184	5,038
Pinnacle West Capital Corp.	48	4,088
SCANA Corp.	61	4,088
Alliant Energy Corp.	97	3,896
NiSource, Inc.	138	3,500
AES Corp.	282	3,133
NRG Energy, Inc.	135	2,325
Total Utilities		280,538

Basic Materials - 0.6%
Dow Chemical Co.	480	30,273
EI du Pont de Nemours & Co.	370	29,863
Monsanto Co.	187	22,133
Praxair, Inc.	122	16,171
Air Products & Chemicals, Inc.	93	13,305
Sherwin-Williams Co.	35	12,284
PPG Industries, Inc.	109	11,986
LyondellBasell Industries N.V. — Class A	141	11,899
International Paper Co.	176	9,963
Nucor Corp.	136	7,870
Newmont Mining Corp.	228	7,385
Freeport-McMoRan, Inc.*	568	6,822
Eastman Chemical Co.	62	5,207
Albemarle Corp.	47	4,960
International Flavors & Fragrances, Inc.	34	4,590
FMC Corp.	57	4,164
Mosaic Co.	150	3,425
CF Industries Holdings, Inc.	100	2,796
Total Basic Materials		205,096

Diversified - 0.0%
Leucadia National Corp.	138	3,610

Total Common Stocks
(Cost $7,606,962)		8,868,666

MUTUAL FUNDS† - 54.3%
Guggenheim Strategy Fund II2	404,361	10,113,079
Guggenheim Strategy Fund I2	390,041	9,778,331
Total Mutual Funds
(Cost $19,792,245)		19,891,410

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
NOVA FUND

	Face Amount	Value

U.S. TREASURY BILLS†† - 2.0%
U.S. Treasury Bill
0.96% due 09/07/17[3,4,10]	$500,000	$499,129
0.91% due 08/03/17[4,10]	250,000	249,817
Total U.S. Treasury Bills
(Cost $748,867)		748,946

FEDERAL AGENCY DISCOUNT NOTES†† - 1.4%
Freddie Mac[5]
0.96% due 07/12/17	500,000	499,853
Total Federal Agency Discount Notes
(Cost $499,853)		499,853

REPURCHASE AGREEMENTS††,6 - 16.8%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[3]	3,614,116	3,614,116
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	1,658,062	1,658,062
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	863,421	863,421
Total Repurchase Agreements
(Cost $6,135,599)		6,135,599

	Shares

SECURITIES LENDING COLLATERAL†,7 - 0.0%
First American Government Obligations Fund — Class Z, 0.84%[8]	14,888	14,888
Total Securities Lending Collateral
(Cost $14,888)		14,888

Total Investments - 98.7%
(Cost $34,798,414)		$36,159,362
Other Assets & Liabilities, net - 1.3%		464,164
Total Net Assets - 100.0%		$36,623,526

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 S&P 500 Index Swap 1.64%[9], Terminating 07/31/17 (Notional Value $15,343,293)	6,331	$22,193
BNP Paribas July 2017 S&P 500 Index Swap 1.47%[9], Terminating 07/28/17 (Notional Value $9,106,774)	3,758	(56,623)
Goldman Sachs International July 2017 S&P 500 Index Swap 1.69%[9], Terminating 07/27/17 (Notional Value $21,573,490)	8,902	(137,397)
(Total Notional Value $46,023,557)		$(171,827)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 5.
[7]	Securities lending collateral — See Note 6.
[8]	Rate indicated is the 7 day yield as of June 30, 2017.
[9]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[10]	Zero coupon security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$8,868,666	$—	$—	$—	$8,868,666
Equity Index Swap Agreements	—	—	22,193	—	22,193
Federal Agency Discount Notes	—	499,853	—	—	499,853
Mutual Funds	19,891,410	—	—	—	19,891,410
Repurchase Agreements	—	6,135,599	—	—	6,135,599
Securities Lending Collateral	14,888	—	—	—	14,888
U.S. Treasury Bills	—	748,946	—	—	748,946
Total Assets	$28,774,964	$7,384,398	$22,193	$—	$36,181,555

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$194,020	$—	$194,020

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $14,534 of securities loaned (cost $8,870,570)	$10,132,353
Investments in affiliated issuers, at value (cost $19,792,245)	19,891,410
Repurchase agreements, at value (cost $6,135,599)	6,135,599
Total investments (cost $34,798,414)	36,159,362
Segregated cash with broker	1,051,423
Unrealized appreciation on swap agreements	22,193
Cash	104
Receivables:
Swap settlement	138
Fund shares sold	220,620
Dividends	33,837
Interest	174
Securities lending income	4
Total assets	37,487,855

Liabilities:
Unrealized depreciation on swap agreements	194,020
Payable for:
Securities purchased	535,199
Fund shares redeemed	36,931
Management fees	20,002
Return of securities loaned	14,888
Transfer agent and administrative fees	6,668
Investor service fees	6,668
Portfolio accounting fees	2,667
Miscellaneous	47,286
Total liabilities	864,329
Commitments and contingent liabilities (Note 13)	—
Net assets	$36,623,526

Net assets consist of:
Paid in capital	$29,839,270
Undistributed net investment income	11,381
Accumulated net realized gain on investments	5,583,754
Net unrealized appreciation on investments	1,189,121
Net assets	$36,623,526
Capital shares outstanding	360,932
Net asset value per share	$101.47

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$190,228
Dividends from securities of unaffiliated issuers	49,738
Interest	19,701
Income from securities lending, net	26
Total investment income	259,693

Expenses:
Management fees	123,233
Transfer agent and administrative fees	41,078
Investor service fees	41,078
Portfolio accounting fees	16,431
Professional fees	33,227
Custodian fees	3,104
Trustees’ fees*	2,232
Miscellaneous	2,574
Total expenses	262,957
Net investment loss	(3,264)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	293,391
Investments in affiliated issuers	2,421
Swap agreements	3,747,831
Futures contracts	574,484
Net realized gain	4,618,127
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(95,522)
Investments in affiliated issuers	45,629
Swap agreements	(305,530)
Futures contracts	8,173
Net change in unrealized appreciation (depreciation)	(347,250)
Net realized and unrealized gain	4,270,877
Net increase in net assets resulting from operations	$4,267,613

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(3,264)	$12,574
Net realized gain on investments	4,618,127	9,428,343
Net change in unrealized appreciation (depreciation) on investments	(347,250)	(5,230,098)
Net increase in net assets resulting from operations	4,267,613	4,210,819

Capital share transactions:
Proceeds from sale of shares	149,671,892	185,187,116
Cost of shares redeemed	(156,083,929)	(181,112,737)
Net increase (decrease) from capital share transactions	(6,412,037)	4,074,379
Net increase (decrease) in net assets	(2,144,424)	8,285,198

Net assets:
Beginning of period	38,767,950	30,482,752
End of period	$36,623,526	$38,767,950
Undistributed net investment income at end of period	$11,381	$14,645

Capital share activity:
Shares sold	1,544,487	2,282,588	*
Shares redeemed	(1,616,332)	(2,243,557	)*
Net increase (decrease) in shares	(71,845)	39,031	*

*	Capital share activity for the year ended December 31, 2016 has been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$89.58	$77.42	$77.97	$65.81	$44.21	$36.17
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.06	(.12)	(.02)	.07	.05
Net gain (loss) on investments (realized and unrealized)	11.90	12.10	(.43)	12.25	21.59	7.99
Total from investment operations	11.89	12.16	(.55)	12.23	21.66	8.04
Less distributions from:
Net investment income	—	—	—	(.07)	(.06)	—
Total distributions	—	—	—	(.07)	(.06)	—
Net asset value, end of period	$101.47	$89.58	$77.42	$77.97	$65.81	$44.21

Total Return[c]	13.27%	15.72%	(0.72%)	18.59%	48.99%	22.25%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,624	$38,768	$30,483	$38,983	$53,515	$25,079
Ratios to average net assets:
Net investment income (loss)	(0.02%)	0.04%	(0.15%)	(0.03%)	0.13%	0.12%
Total expenses[d]	1.60%	1.56%	1.51%	1.59%	1.54%	1.58%
Portfolio turnover rate	175%	636%	342%	694%	298%	119%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	29.9%
Guggenheim Strategy Fund I	27.2%
Total	57.1%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Inverse S&P 500® Strategy Fund	(8.42%)	(15.10%)	(14.75%)	(10.81%)
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
INVERSE S&P 500® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 57.1%
Guggenheim Strategy Fund II1	42,508	$1,063,128
Guggenheim Strategy Fund I1	38,617	968,129
Total Mutual Funds
(Cost $2,011,746)		2,031,257

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 22.5%
Federal Home Loan Bank[2]
0.93% due 07/05/17	$400,000	399,957
Farmer Mac[2]
0.99% due 07/07/17	200,000	199,967
Freddie Mac[3]
0.96% due 07/12/17	200,000	199,941
Total Federal Agency Discount Notes
(Cost $799,865)		799,865

FEDERAL AGENCY NOTES†† - 2.8%
Freddie Mac[3]
0.75% due 07/14/17	100,000	99,991
Total Federal Agency Notes
(Cost $99,991)		99,991

REPURCHASE AGREEMENTS††,4 - 20.3%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[5]	347,530	347,530
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	194,853	194,853
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	178,662	178,662
Total Repurchase Agreements
(Cost $721,045)		721,045

Total Investments - 102.7%
(Cost $3,632,647)		$3,652,158
Other Assets & Liabilities, net - (2.7)%		(95,460)
Total Net Assets - 100.0%		$3,556,698

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,936,800)	16	$10,831

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2017 S&P 500 Index Swap 1.59%[6], Terminating 07/27/17 (Notional Value $606,159)	250	$3,609
BNP Paribas July 2017 S&P 500 Index Swap 0.97%[6], Terminating 07/28/17 (Notional Value $497,205)	205	3,152
Barclays Bank plc July 2017 S&P 500 Index Swap 1.49%[6], Terminating 07/31/17 (Notional Value $536,397)	221	(797)
(Total Notional Value $1,639,761)		$5,964

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
INVERSE S&P 500® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$10,831	$—	$—	$—	$10,831
Equity Index Swap Agreements	—	—	—	6,761	—	6,761
Federal Agency Discount Notes	—	—	799,865	—	—	799,865
Federal Agency Notes	—	—	99,991	—	—	99,991
Mutual Funds	2,031,257	—	—	—	—	2,031,257
Repurchase Agreements	—	—	721,045	—	—	721,045
Total Assets	$2,031,257	$10,831	$1,620,901	$6,761	$—	$3,669,750

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$797	$—	$797

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $899,856)	$899,856
Investments in affiliated issuers, at value (cost $2,011,746)	2,031,257
Repurchase agreements, at value (cost $721,045)	721,045
Total investments (cost $3,632,647)	3,652,158
Segregated cash with broker	280,400
Unrealized appreciation on swap agreements	6,761
Receivables:
Swap settlement	4,521
Securities sold	500,000
Fund shares sold	39,058
Dividends	4,735
Interest	368
Total assets	4,488,001

Liabilities:
Unrealized depreciation on swap agreements	797
Payable for:
Fund shares redeemed	914,056
Securities purchased	4,964
Management fees	3,675
Transfer agent and administrative fees	1,021
Investor service fees	1,021
Variation margin	800
Portfolio accounting fees	408
Miscellaneous	4,561
Total liabilities	931,303
Commitments and contingent liabilities (Note 13)	—
Net assets	$3,556,698

Net assets consist of:
Paid in capital	$17,128,987
Accumulated net investment loss	(7,184)
Accumulated net realized loss on investments	(13,601,411)
Net unrealized appreciation on investments	36,306
Net assets	$3,556,698
Capital shares outstanding	46,116
Net asset value per share	$77.13

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$29,845
Interest	5,683
Total investment income	35,528

Expenses:
Management fees	21,956
Transfer agent and administrative fees	6,099
Investor service fees	6,099
Portfolio accounting fees	2,439
Professional fees	8,025
Printing expenses	2,609
Custodian fees	592
Trustees’ fees*	558
Miscellaneous	(5,665)
Total expenses	42,712
Net investment loss	(7,184)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	6,202
Swap agreements	(396,436)
Futures contracts	(6,757)
Net realized loss	(396,991)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	152
Investments in affiliated issuers	1,159
Swap agreements	(26,632)
Futures contracts	9,910
Net change in unrealized appreciation (depreciation)	(15,411)
Net realized and unrealized loss	(412,402)
Net decrease in net assets resulting from operations	$(419,586)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(7,184)	$(59,123)
Net realized loss on investments	(396,991)	(925,533)
Net change in unrealized appreciation (depreciation) on investments	(15,411)	(4,832)
Net decrease in net assets resulting from operations	(419,586)	(989,488)

Capital share transactions:
Proceeds from sale of shares	19,192,848	108,998,026
Cost of shares redeemed	(19,800,923)	(112,921,663)
Net decrease from capital share transactions	(608,075)	(3,923,637)
Net decrease in net assets	(1,027,661)	(4,913,125)

Net assets:
Beginning of period	4,584,359	9,497,484
End of period	$3,556,698	$4,584,359
Accumulated net investment loss at end of period	$(7,184)	$—

Capital share activity:
Shares sold	243,210	1,168,659 *
Shares redeemed	(251,531)	(1,213,455)*
Net decrease in shares	(8,321)	(44,796)*

*	Capital share activity for the year ended December 31, 2016 has been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$84.21	$95.71	$100.13	$117.09	$159.28	$191.89
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.11)	(1.32)	(1.62)	(2.22)	(2.70)
Net gain (loss) on investments (realized and unrealized)	(6.96)	(11.39)	(3.10)	(15.34)	(39.97)	(29.91)
Total from investment operations	(7.08)	(11.50)	(4.42)	(16.96)	(42.19)	(32.61)
Net asset value, end of period	$77.13	$84.21	$95.71	$100.13	$117.09	$159.28

Total Return[c]	(8.42%)	(12.01%)	(4.43%)	(14.45%)	(26.52%)	(16.98%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,557	$4,584	$9,497	$4,456	$6,797	$10,178
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.69%)	(1.38%)	(1.46%)	(1.64%)	(1.60%)
Total expenses[d]	1.75%	1.71%	1.66%	1.72%	1.69%	1.72%
Portfolio turnover rate	31%	311%	137%	398%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 12.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	22.4%
Guggenheim Strategy Fund II	9.8%
Apple, Inc.	7.5%
Microsoft Corp.	5.3%
Amazon.com, Inc.	4.6%
Facebook, Inc. — Class A	3.6%
Alphabet, Inc. — Class C	3.1%
Alphabet, Inc. — Class A	2.8%
Comcast Corp. — Class A	1.8%
Intel Corp.	1.6%
Top Ten Total	62.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
NASDAQ-100® Fund	15.93%	27.73%	16.43%	10.90%
NASDAQ-100 Index	16.78%	29.39%	18.17%	12.46%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 64.6%

Technology - 24.1%
Apple, Inc.	41,863	$6,029,108
Microsoft Corp.	61,988	4,272,833
Intel Corp.	37,808	1,275,641
Broadcom Ltd.	3,223	751,120
NVIDIA Corp.	4,775	690,274
QUALCOMM, Inc.	11,863	655,075
Texas Instruments, Inc.	8,000	615,440
Adobe Systems, Inc.*	3,972	561,800
Applied Materials, Inc.	8,629	356,464
Activision Blizzard, Inc.	6,051	348,356
Cognizant Technology Solutions Corp. — Class A	4,729	314,006
Intuit, Inc.	2,057	273,190
Micron Technology, Inc.*	8,883	265,246
Electronic Arts, Inc.*	2,489	263,137
Analog Devices, Inc.	2,947	229,277
Fiserv, Inc.*	1,705	208,590
Western Digital Corp.	2,339	207,235
NetEase, Inc. ADR	612	183,986
Lam Research Corp.	1,295	183,152
Autodesk, Inc.*	1,770	178,451
Cerner Corp.*	2,653	176,345
Paychex, Inc.	2,884	164,215
Check Point Software Technologies Ltd.*	1,332	145,295
Microchip Technology, Inc.	1,842	142,166
Skyworks Solutions, Inc.	1,481	142,102
Xilinx, Inc.	1,991	128,061
CA, Inc.	3,355	115,647
KLA-Tencor Corp.	1,258	115,120
Maxim Integrated Products, Inc.	2,269	101,878
Citrix Systems, Inc.*	1,213	96,531
Seagate Technology plc	2,382	92,303
Akamai Technologies, Inc.*	1,388	69,136
Total Technology		19,351,180

Communications - 24.0%
Amazon.com, Inc.*	3,838	3,715,185
Facebook, Inc. — Class A*	18,988	2,866,808
Alphabet, Inc. — Class C*	2,786	2,531,722
Alphabet, Inc. — Class A*	2,389	2,221,006
Comcast Corp. — Class A	38,004	1,479,117
Cisco Systems, Inc.	40,145	1,256,539
Priceline Group, Inc.*	395	738,855
Charter Communications, Inc. — Class A*	2,148	723,554
Netflix, Inc.*	3,461	517,108
T-Mobile US, Inc.*	6,671	404,396
Baidu, Inc. ADR*	2,218	396,711
eBay, Inc.*	8,691	303,490
JD.com, Inc. ADR*	7,364	288,816
Twenty-First Century Fox, Inc. — Class A	8,448	239,416
Sirius XM Holdings, Inc.[1]	37,456	204,884
Ctrip.com International Ltd. ADR*	3,577	192,657
Twenty-First Century Fox, Inc. — Class B	6,411	178,675
Expedia, Inc.	1,109	165,186
Liberty Global plc — Class C*	4,890	152,470
Symantec Corp.	4,884	137,973
DISH Network Corp. — Class A*	1,826	114,600
Vodafone Group plc ADR	3,495	100,411
Viacom, Inc. — Class B	2,828	94,936
MercadoLibre, Inc.	355	89,062
Liberty Global plc — Class A*	1,904	61,156
Discovery Communications, Inc. — Class C*	1,801	45,403
Liberty Ventures*	652	34,093
Discovery Communications, Inc. — Class A*	1,234	31,874
Liberty Global plc LiLAC — Class C*	969	20,746
Liberty Global plc LiLAC — Class A*	398	8,664
Total Communications		19,315,513

Consumer, Non-cyclical - 10.5%
Amgen, Inc.	5,905	1,017,019
Kraft Heinz Co.	9,777	837,302
Celgene Corp.*	6,269	814,155
Gilead Sciences, Inc.	10,492	742,624
Mondelez International, Inc. — Class A	12,183	526,184
PayPal Holdings, Inc.*	9,646	517,701
Biogen, Inc.*	1,703	462,126
Regeneron Pharmaceuticals, Inc.*	838	411,575
Automatic Data Processing, Inc.	3,592	368,036
Express Scripts Holding Co.*	4,766	304,262
Intuitive Surgical, Inc.*	296	276,870
Vertex Pharmaceuticals, Inc.*	2,000	257,740
Monster Beverage Corp.*	4,559	226,491
Alexion Pharmaceuticals, Inc.*	1,803	219,371
Incyte Corp.*	1,643	206,870
Illumina, Inc.*	1,172	203,365
Mylan N.V.*	4,303	167,042
BioMarin Pharmaceutical, Inc.*	1,401	127,239
Dentsply Sirona, Inc.	1,841	119,370
Henry Schein, Inc.*	637	116,584
IDEXX Laboratories, Inc.*	708	114,285
Verisk Analytics, Inc. — Class A*	1,328	112,043
Cintas Corp.	846	106,630
Shire plc ADR	629	103,955
Hologic, Inc.*	2,248	102,014
Total Consumer, Non-cyclical		8,460,853

Consumer, Cyclical - 5.4%
Walgreens Boots Alliance, Inc.	8,680	679,730
Starbucks Corp.	11,628	678,028
Costco Wholesale Corp.	3,524	563,593
Tesla, Inc.*,1	1,319	476,963
Marriott International, Inc. — Class A	3,042	305,143
American Airlines Group, Inc.	3,955	199,016
PACCAR, Inc.	2,821	186,299
Ross Stores, Inc.	3,147	181,676
O’Reilly Automotive, Inc.*	731	159,899
Ulta Beauty, Inc.*	499	143,383
Dollar Tree, Inc.*	1,900	132,848
Hasbro, Inc.	1,004	111,956

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
NASDAQ-100® FUND

	Shares	Value

Wynn Resorts Ltd.	822	$110,247
Fastenal Co.	2,323	101,120
Norwegian Cruise Line Holdings Ltd.*	1,830	99,351
Liberty Interactive Corporation QVC Group — Class A*	3,385	83,068
Mattel, Inc.	2,750	59,208
Tractor Supply Co.	1,032	55,945
Total Consumer, Cyclical		4,327,473

Industrial - 0.6%
CSX Corp.	7,408	404,180
J.B. Hunt Transport Services, Inc.	883	80,689
Total Industrial		484,869

Total Common Stocks
(Cost $33,462,483)		51,939,888

MUTUAL FUNDS† - 32.2%
Guggenheim Strategy Fund I2	719,923	18,048,460
Guggenheim Strategy Fund II2	316,260	7,909,673
Total Mutual Funds
(Cost $25,874,447)		25,958,133

	Face Amount

REPURCHASE AGREEMENTS††,3 - 7.0%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[4]	$2,920,605	2,920,605
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[4]	1,522,821	1,522,821
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	1,191,719	1,191,719
Total Repurchase Agreements
(Cost $5,635,145)		5,635,145

SECURITIES LENDING COLLATERAL†,5 - 0.6%
First American Government Obligations Fund — Class Z, 0.84%[6]	493,754	493,754
Total Securities Lending Collateral
(Cost $493,754)		493,754

Total Investments - 104.4%
(Cost $65,465,829)		$84,026,920
Other Assets & Liabilities, net - (4.4)%		(3,508,046)
Total Net Assets - 100.0%		$80,518,874

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.69%[7], Terminating 07/31/17 (Notional Value $2,874,807)	509	$(3,181)
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.79%[7], Terminating 07/27/17 (Notional Value $2,017,176)	357	(41,335)
BNP Paribas July 2017 NASDAQ-100 Index Swap 1.47%[7], Terminating 07/28/17 (Notional Value $23,716,589)	4,200	(544,696)
(Total Notional Value $28,608,572)		$(589,212)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[5]	Securities lending collateral — See Note 6.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
NASDAQ-100® FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$51,939,888	$—	$—	$—	$51,939,888
Mutual Funds	25,958,133	—	—	—	25,958,133
Repurchase Agreements	—	5,635,145	—	—	5,635,145
Securities Lending Collateral	493,754	—	—	—	493,754
Total Assets	$78,391,775	$5,635,145	$—	$—	$84,026,920

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$589,212	$—	$589,212

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $486,932 of securities loaned (cost $33,956,237)	$52,433,642
Investments in affiliated issuers, at value (cost $25,874,447)	25,958,133
Repurchase agreements, at value (cost $5,635,145)	5,635,145
Total investments (cost $65,465,829)	84,026,920
Segregated cash with broker	200,000
Cash	3,075
Receivables:
Fund shares sold	524,884
Dividends	53,342
Interest	159
Securities lending income	389
Total assets	84,808,769

Liabilities:
Unrealized depreciation on swap agreements	589,212
Payable for:
Securities purchased	2,928,247
Return of securities loaned	493,754
Fund shares redeemed	54,315
Management fees	49,304
Swap settlement	46,280
Transfer agent and administrative fees	16,435
Investor service fees	16,435
Portfolio accounting fees	6,574
Miscellaneous	89,339
Total liabilities	4,289,895
Commitments and contingent liabilities (Note 13)	—
Net assets	$80,518,874

Net assets consist of:
Paid in capital	$53,772,648
Accumulated net investment loss	(92,682)
Accumulated net realized gain on investments	8,867,029
Net unrealized appreciation on investments	17,971,879
Net assets	$80,518,874
Capital shares outstanding	2,178,653
Net asset value per share	$36.96

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $153)	$307,287
Dividends from securities of affiliated issuers	161,839
Interest	19,085
Income from securities lending, net	2,139
Total investment income	490,350

Expenses:
Management fees	266,733
Transfer agent and administrative fees	88,911
Investor service fees	88,911
Portfolio accounting fees	35,564
Professional fees	70,820
Custodian fees	6,855
Trustees’ fees*	4,803
Line of credit fees	336
Miscellaneous	20,099
Total expenses	583,032
Net investment loss	(92,682)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	494,507
Investments in affiliated issuers	928
Swap agreements	2,109,244
Futures contracts	1,563,322
Net realized gain	4,168,001
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,391,341
Investments in affiliated issuers	40,857
Swap agreements	(494,359)
Futures contracts	53,432
Net change in unrealized appreciation (depreciation)	5,991,271
Net realized and unrealized gain	10,159,272
Net increase in net assets resulting from operations	$10,066,590

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(92,682)	$(214,760)
Net realized gain on investments	4,168,001	13,610,926
Net change in unrealized appreciation (depreciation) on investments	5,991,271	(14,788,491)
Net increase (decrease) in net assets resulting from operations	10,066,590	(1,392,325)

Distributions to shareholders from:
Net realized gains	—	(7,342,071)
Total distributions to shareholders	—	(7,342,071)

Capital share transactions:
Proceeds from sale of shares	86,571,174	177,841,642
Distributions reinvested	—	7,342,071
Cost of shares redeemed	(77,634,884)	(213,476,697)
Net increase (decrease) from capital share transactions	8,936,290	(28,292,984)
Net increase (decrease) in net assets	19,002,880	(37,027,380)

Net assets:
Beginning of period	61,515,994	98,543,374
End of period	$80,518,874	$61,515,994
Accumulated net investment loss at end of period	$(92,682)	$—

Capital share activity:
Shares sold	2,436,158	5,529,359
Shares issued from reinvestment of distributions	—	243,761
Shares redeemed	(2,186,769)	(6,728,211)
Net increase (decrease) in shares	249,389	(955,091)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$31.89	$34.16	$33.70	$30.37	$22.57	$19.32
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.11)	(.16)	(.11)	(.09)	(.08)
Net gain (loss) on investments (realized and unrealized)	5.12	1.92	2.90	5.40	7.89	3.33
Total from investment operations	5.07	1.81	2.74	5.29	7.80	3.25
Less distributions from:
Net realized gains	—	(4.08)	(2.28)	(1.96)	—	—
Total distributions	—	(4.08)	(2.28)	(1.96)	—	—
Net asset value, end of period	$36.96	$31.89	$34.16	$33.70	$30.37	$22.57

Total Return[c]	15.93%	5.98%	8.24%	17.45%	34.62%	16.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,519	$61,516	$98,543	$82,082	$72,810	$39,047
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.34%)	(0.47%)	(0.33%)	(0.36%)	(0.34%)
Total expenses[d]	1.64%	1.60%	1.54%	1.60%	1.57%	1.61%
Portfolio turnover rate	28%	284%	241%	225%	186%	77%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	29.6%
Guggenheim Strategy Fund I	19.9%
Total	49.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Inverse NASDAQ-100® Strategy Fund	(14.17%)	(22.77%)	(17.80%)	(15.39%)
NASDAQ-100 Index	16.78%	29.39%	18.17%	12.46%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 49.5%
Guggenheim Strategy Fund II1	18,118	$453,122
Guggenheim Strategy Fund I1	12,165	304,987
Total Mutual Funds
(Cost $750,936)		758,109

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 13.1%
Farmer Mac[2]
0.99% due 07/07/17	$100,000	99,983
Freddie Mac[3]
0.96% due 07/12/17	100,000	99,971
Total Federal Agency Discount Notes
(Cost $199,954)		199,954

FEDERAL AGENCY NOTES†† - 6.5%
Freddie Mac[3]
0.75% due 07/14/17	100,000	99,991
Total Federal Agency Notes
(Cost $99,991)		99,991

REPURCHASE AGREEMENTS††,4 - 18.6%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[5]	149,495	149,495
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	76,746	76,746
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	57,753	57,753
Total Repurchase Agreements
(Cost $283,994)		283,994

Total Investments - 87.7%
(Cost $1,334,875)		$1,342,048
Other Assets & Liabilities, net - 12.3%		188,461
Total Net Assets - 100.0%		$1,530,509

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $904,560)	8	$8,861

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas July 2017 NASDAQ-100 Index Swap 0.97%[6], Terminating 07/28/17 (Notional Value $282,979)	50	6,567
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.49%[6], Terminating 07/27/17 (Notional Value $183,621)	33	4,156
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.54%[6], Terminating 07/31/17 (Notional Value $155,769)	28	165
(Total Notional Value $622,369)		$10,888

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
INVERSE NASDAQ-100® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$8,861	$—	$—	$—	$8,861
Equity Index Swap Agreements	—	—	—	10,888	—	10,888
Federal Agency Discount Notes	—	—	199,954	—	—	199,954
Federal Agency Notes	—	—	99,991	—	—	99,991
Mutual Funds	758,109	—	—	—	—	758,109
Repurchase Agreements	—	—	283,994	—	—	283,994
Total Assets	$758,109	$8,861	$583,939	$10,888	$—	$1,361,797

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $299,945)	$299,945
Investments in affiliated issuers, at value (cost $750,936)	758,109
Repurchase agreements, at value (cost $283,994)	283,994
Total investments (cost $1,334,875)	1,342,048
Segregated cash with broker	51,700
Unrealized appreciation on swap agreements	10,888
Receivables:
Variation margin	261
Fund shares sold	156,650
Dividends	1,341
Interest	356
Total assets	1,563,244

Liabilities:
Payable for:
Swap settlement	25,488
Securities purchased	1,410
Management fees	1,223
Transfer agent and administrative fees	340
Investor service fees	340
Portfolio accounting fees	136
Fund shares redeemed	30
Miscellaneous	3,768
Total liabilities	32,735
Commitments and contingent liabilities (Note 13)	—
Net assets	$1,530,509

Net assets consist of:
Paid in capital	$7,543,924
Accumulated net investment loss	(2,138)
Accumulated net realized loss on investments	(6,038,199)
Net unrealized appreciation on investments	26,922
Net assets	$1,530,509
Capital shares outstanding	22,665
Net asset value per share	$67.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$10,307
Interest	1,921
Total investment income	12,228

Expenses:
Management fees	7,238
Transfer agent and administrative fees	2,011
Investor service fees	2,011
Portfolio accounting fees	804
Professional fees	2,984
Printing expenses	1,124
Trustees’ fees*	212
Custodian fees	210
Miscellaneous	(2,228)
Total expenses	14,366
Net investment loss	(2,138)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	2,191
Swap agreements	(284,018)
Futures contracts	(19,419)
Net realized loss	(301,246)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	760
Swap agreements	(18,144)
Futures contracts	8,293
Net change in unrealized appreciation (depreciation)	(9,091)
Net realized and unrealized loss	(310,337)
Net decrease in net assets resulting from operations	$(312,475)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,138)	$(25,159)
Net realized loss on investments	(301,246)	(630,788)
Net change in unrealized appreciation (depreciation) on investments	(9,091)	23,824
Net decrease in net assets resulting from operations	(312,475)	(632,123)

Capital share transactions:
Proceeds from sale of shares	22,483,136	60,176,348
Cost of shares redeemed	(23,292,246)	(58,419,384)
Net increase (decrease) from capital share transactions	(809,110)	1,756,964
Net increase (decrease) in net assets	(1,121,585)	1,124,841

Net assets:
Beginning of period	2,652,094	1,527,253
End of period	$1,530,509	$2,652,094
Accumulated net investment loss at end of period	$(2,138)	$—

Capital share activity:
Shares sold	325,905	677,118 *
Shares redeemed	(336,946)	(660,980)*
Net increase (decrease) in shares	(11,041)	16,138 *

*	Capital share activity for the year ended December 31, 2016 has been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 12.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$78.68	$86.94	$99.74	$122.62	$172.83	$212.44
Income (loss) from investment operations:
Net investment income (loss)[b]	(.09)	(.18)	(1.36)	(1.68)	(2.60)	(3.00)
Net gain (loss) on investments (realized and unrealized)	(11.06)	(8.08)	(11.44)	(21.20)	(47.61)	(36.61)
Total from investment operations	(11.15)	(8.26)	(12.80)	(22.88)	(50.21)	(39.61)
Net asset value, end of period	$67.53	$78.68	$86.94	$99.74	$122.62	$172.83

Total Return[c]	(14.17%)	(9.48%)	(12.87%)	(18.63%)	(29.05%)	(18.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,531	$2,652	$1,527	$1,634	$2,466	$6,806
Ratios to average net assets:
Net investment income (loss)	(0.27%)	(0.78%)	(1.47%)	(1.47%)	(1.68%)	(1.64%)
Total expenses[d]	1.79%	1.74%	1.70%	1.77%	1.73%	1.76%
Portfolio turnover rate	62%	382%	406%	302%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	27.5%
Guggenheim Strategy Fund II	25.5%
Apple, Inc.	0.6%
Microsoft Corp.	0.4%
Amazon.com, Inc.	0.3%
Facebook, Inc. — Class A	0.3%
Johnson & Johnson	0.3%
Exxon Mobil Corp.	0.3%
JPMorgan Chase & Co.	0.2%
Berkshire Hathaway, Inc. — Class B	0.2%
Top Ten Total	55.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
S&P 500® 2x Strategy Fund	17.63%	34.75%	26.42%	6.98%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 15.4%

Consumer, Non-cyclical - 3.5%
Johnson & Johnson	820	$108,477
Procter & Gamble Co.	778	67,802
Pfizer, Inc.	1,816	60,998
Philip Morris International, Inc.	473	55,554
UnitedHealth Group, Inc.	294	54,514
Merck & Co., Inc.	832	53,323
Coca-Cola Co.	1,170	52,475
PepsiCo, Inc.	435	50,238
Altria Group, Inc.	588	43,788
Amgen, Inc.	224	38,581
Medtronic plc	416	36,921
AbbVie, Inc.	484	35,095
Celgene Corp.*	238	30,909
Gilead Sciences, Inc.	399	28,241
Bristol-Myers Squibb Co.	502	27,971
Abbott Laboratories	528	25,666
Allergan plc	102	24,795
Eli Lilly & Co.	295	24,279
Thermo Fisher Scientific, Inc.	119	20,762
Mondelez International, Inc. — Class A	462	19,955
Colgate-Palmolive Co.	269	19,941
PayPal Holdings, Inc.*	341	18,302
Biogen, Inc.*	65	17,638
Reynolds American, Inc.	252	16,390
Danaher Corp.	186	15,697
Kraft Heinz Co.	182	15,586
Aetna, Inc.	101	15,336
Anthem, Inc.	81	15,239
Automatic Data Processing, Inc.	137	14,038
Kimberly-Clark Corp.	108	13,943
Becton Dickinson and Co.	69	13,463
Stryker Corp.	95	13,184
Cigna Corp.	78	13,056
Boston Scientific Corp.*	417	11,559
Express Scripts Holding Co.*	181	11,555
S&P Global, Inc.	78	11,387
Regeneron Pharmaceuticals, Inc.*	23	11,296
Ecolab, Inc.	80	10,620
Humana, Inc.	44	10,587
McKesson Corp.	64	10,531
Intuitive Surgical, Inc.*	11	10,289
Constellation Brands, Inc. — Class A	52	10,074
Vertex Pharmaceuticals, Inc.*	77	9,923
General Mills, Inc.	176	9,750
Zoetis, Inc.	149	9,295
Baxter International, Inc.	148	8,960
Alexion Pharmaceuticals, Inc.*	69	8,395
Zimmer Biomet Holdings, Inc.	61	7,832
Illumina, Inc.*	44	7,635
HCA Healthcare, Inc.*	87	7,586
Edwards Lifesciences Corp.*	64	7,567
Cardinal Health, Inc.	97	7,558
Sysco Corp.	150	7,550
CR Bard, Inc.	23	7,271
Archer-Daniels-Midland Co.	174	7,200
Incyte Corp.*	52	6,547
Estee Lauder Cos., Inc. — Class A	68	6,527
Kroger Co.	278	6,483
Moody’s Corp.	51	6,206
Monster Beverage Corp.*	123	6,111
Tyson Foods, Inc. — Class A	88	5,511
Mylan N.V.*	141	5,474
Kellogg Co.	77	5,348
Clorox Co.	40	5,330
Dr Pepper Snapple Group, Inc.	56	5,102
Equifax, Inc.	37	5,085
Molson Coors Brewing Co. — Class B	56	4,835
Quest Diagnostics, Inc.	43	4,780
Laboratory Corp. of America Holdings*	31	4,778
AmerisourceBergen Corp. — Class A	50	4,727
Hershey Co.	43	4,617
Dentsply Sirona, Inc.	71	4,604
Conagra Brands, Inc.	123	4,398
Henry Schein, Inc.*	24	4,392
IDEXX Laboratories, Inc.*	27	4,358
IHS Markit Ltd.*	97	4,272
JM Smucker Co.	36	4,260
Global Payments, Inc.	46	4,155
Centene Corp.*	52	4,154
Whole Foods Market, Inc.	98	4,127
Church & Dwight Company, Inc.	77	3,995
Verisk Analytics, Inc. — Class A*	47	3,965
Nielsen Holdings plc	102	3,943
Hologic, Inc.*	85	3,857
Align Technology, Inc.*	24	3,603
Cooper Cos., Inc.	15	3,591
Gartner, Inc.*	28	3,458
McCormick & Co., Inc.	35	3,413
Perrigo Company plc	44	3,323
Universal Health Services, Inc. — Class B	27	3,296
Cintas Corp.	26	3,277
DaVita, Inc.*	48	3,108
Campbell Soup Co.	58	3,025
United Rentals, Inc.*	26	2,930
Total System Services, Inc.	50	2,913
Varian Medical Systems, Inc.*	28	2,889
Hormel Foods Corp.	82	2,797
Western Union Co.	144	2,743
Coty, Inc. — Class A	143	2,683
Brown-Forman Corp. — Class B	54	2,624
Avery Dennison Corp.	27	2,386
Envision Healthcare Corp.*	36	2,256
H&R Block, Inc.	63	1,947
Robert Half International, Inc.	39	1,869
Quanta Services, Inc.*	46	1,514
Mallinckrodt plc*	31	1,389
Patterson Companies, Inc.	25	1,174
Total Consumer, Non-cyclical		1,470,726

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Financial - 2.8%
JPMorgan Chase & Co.	1,081	$98,804
Berkshire Hathaway, Inc. — Class B*	579	98,064
Wells Fargo & Co.	1,368	75,801
Bank of America Corp.	3,029	73,484
Citigroup, Inc.	838	56,045
Visa, Inc. — Class A	563	52,797
Mastercard, Inc. — Class A	285	34,613
U.S. Bancorp	483	25,077
Goldman Sachs Group, Inc.	111	24,631
Chubb Ltd.	142	20,644
Morgan Stanley	433	19,294
American Express Co.	228	19,207
PNC Financial Services Group, Inc.	147	18,356
MetLife, Inc.	329	18,075
American Tower Corp. REIT — Class A	130	17,201
American International Group, Inc.	268	16,755
Bank of New York Mellon Corp.	317	16,173
Charles Schwab Corp.	370	15,895
BlackRock, Inc. — Class A	37	15,629
Simon Property Group, Inc.	96	15,528
Prudential Financial, Inc.	132	14,274
CME Group, Inc. — Class A	103	12,900
Marsh & McLennan Companies, Inc.	157	12,240
Capital One Financial Corp.	147	12,145
Intercontinental Exchange, Inc.	180	11,866
BB&T Corp.	248	11,262
Crown Castle International Corp.	111	11,119
Travelers Cos., Inc.	85	10,755
Aon plc	80	10,636
Equinix, Inc. REIT	24	10,299
Allstate Corp.	111	9,817
State Street Corp.	108	9,691
Prologis, Inc.	162	9,500
Aflac, Inc.	122	9,477
Public Storage	45	9,384
Welltower, Inc.	113	8,458
SunTrust Banks, Inc.	148	8,395
AvalonBay Communities, Inc.	42	8,071
Progressive Corp.	177	7,804
Weyerhaeuser Co. REIT	229	7,672
M&T Bank Corp.	47	7,612
Ventas, Inc.	108	7,504
Equity Residential	112	7,373
Discover Financial Services	117	7,276
Synchrony Financial	234	6,978
Northern Trust Corp.	67	6,513
KeyCorp	334	6,259
Fifth Third Bancorp	230	5,971
Hartford Financial Services Group, Inc.	112	5,888
Ameriprise Financial, Inc.	46	5,855
Boston Properties, Inc.	47	5,782
Willis Towers Watson plc	39	5,673
Digital Realty Trust, Inc.	49	5,535
Citizens Financial Group, Inc.	155	5,530
T. Rowe Price Group, Inc.	73	5,417
Essex Property Trust, Inc.[1]	21	5,403
Regions Financial Corp.	366	5,358
Principal Financial Group, Inc.	82	5,254
Vornado Realty Trust	52	4,883
Lincoln National Corp.	69	4,663
Franklin Resources, Inc.	104	4,658
Realty Income Corp.	83	4,580
HCP, Inc.	143	4,570
Huntington Bancshares, Inc.	331	4,475
Alliance Data Systems Corp.	17	4,364
Invesco Ltd.	124	4,364
GGP, Inc.	177	4,170
Host Hotels & Resorts, Inc.	225	4,111
Comerica, Inc.[1]	54	3,955
Loews Corp.	84	3,932
Mid-America Apartment Communities, Inc.	35	3,688
XL Group Ltd.	80	3,504
Alexandria Real Estate Equities, Inc.	28	3,373
CBRE Group, Inc. — Class A*	92	3,349
Cincinnati Financial Corp.	46	3,333
SL Green Realty Corp.	31	3,280
Unum Group	70	3,264
UDR, Inc.	82	3,196
E*TRADE Financial Corp.*	84	3,195
Arthur J Gallagher & Co.	55	3,149
Raymond James Financial, Inc.	39	3,129
Everest Re Group Ltd.	12	3,055
Extra Space Storage, Inc.	38	2,964
Affiliated Managers Group, Inc.[1]	17	2,820
Regency Centers Corp.	45	2,819
Federal Realty Investment Trust	22	2,781
Zions Bancorporation	62	2,722
Iron Mountain, Inc.	75	2,577
CBOE Holdings, Inc.	28	2,559
Torchmark Corp.	33	2,525
Nasdaq, Inc.	35	2,502
Kimco Realty Corp.	130	2,386
Macerich Co.	36	2,090
Apartment Investment & Management Co. REIT — Class A	48	2,063
People’s United Financial, Inc.	105	1,854
Assurant, Inc.	17	1,763
Navient Corp.	87	1,449
Total Financial		1,177,133

Technology - 2.2%
Apple, Inc.	1,587	228,559
Microsoft Corp.	2,350	161,985
Intel Corp.	1,433	48,350
Oracle Corp.	914	45,828
International Business Machines Corp.	260	39,996
Broadcom Ltd.	122	28,432
NVIDIA Corp.	181	26,165
QUALCOMM, Inc.	450	24,849
Texas Instruments, Inc.	304	23,387
Accenture plc — Class A	189	23,376
Adobe Systems, Inc.*	151	21,357

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Salesforce.com, Inc.*	203	$17,580
Applied Materials, Inc.	327	13,508
Activision Blizzard, Inc.	211	12,147
Cognizant Technology Solutions Corp. — Class A	179	11,886
Electronic Arts, Inc.*	94	9,938
Intuit, Inc.	74	9,828
Micron Technology, Inc.*	317	9,466
HP, Inc.	512	8,950
Analog Devices, Inc.	112	8,714
Fidelity National Information Services, Inc.	101	8,625
Hewlett Packard Enterprise Co.	507	8,411
Fiserv, Inc.*	65	7,952
Western Digital Corp.	89	7,885
Lam Research Corp.	49	6,930
DXC Technology Co.	86	6,598
Autodesk, Inc.*	59	5,948
Cerner Corp.*	89	5,916
Paychex, Inc.	98	5,580
Microchip Technology, Inc.	70	5,403
Skyworks Solutions, Inc.	56	5,373
Red Hat, Inc.*	54	5,171
Xilinx, Inc.	75	4,824
KLA-Tencor Corp.	48	4,392
Citrix Systems, Inc.*	46	3,661
Seagate Technology plc	91	3,526
Synopsys, Inc.*	47	3,428
NetApp, Inc.	82	3,284
CA, Inc.	95	3,275
ANSYS, Inc.*	26	3,164
Advanced Micro Devices, Inc.*	236	2,945
Akamai Technologies, Inc.*	53	2,640
Qorvo, Inc.*	39	2,469
Xerox Corp.	66	1,896
CSRA, Inc.	44	1,397
Total Technology		894,994

Communications - 2.1%
Amazon.com, Inc.*	121	117,128
Facebook, Inc. — Class A*	720	108,706
Alphabet, Inc. — Class A*	91	84,601
Alphabet, Inc. — Class C*	91	82,694
AT&T, Inc.	1,871	70,593
Comcast Corp. — Class A	1,440	56,044
Verizon Communications, Inc.	1,241	55,423
Cisco Systems, Inc.	1,521	47,607
Walt Disney Co.	443	47,068
Priceline Group, Inc.*	15	28,058
Time Warner, Inc.	236	23,697
Charter Communications, Inc. — Class A*	66	22,232
Netflix, Inc.*	131	19,573
eBay, Inc.*	306	10,686
Twenty-First Century Fox, Inc. — Class A	320	9,069
CBS Corp. — Class B	112	7,143
Omnicom Group, Inc.	72	5,968
Expedia, Inc.	37	5,511
Level 3 Communications, Inc.*	89	5,278
Symantec Corp.	185	5,226
DISH Network Corp. — Class A*	70	4,393
Motorola Solutions, Inc.	50	4,337
Twenty-First Century Fox, Inc. — Class B	149	4,153
CenturyLink, Inc.[1]	168	4,012
Viacom, Inc. — Class B	108	3,626
Juniper Networks, Inc.	116	3,234
Interpublic Group of Cos., Inc.	121	2,977
F5 Networks, Inc.*	20	2,541
VeriSign, Inc.*	27	2,510
Scripps Networks Interactive, Inc. — Class A	29	1,981
Discovery Communications, Inc. — Class C*	65	1,639
News Corp. — Class A	116	1,589
TripAdvisor, Inc.*	34	1,299
Discovery Communications, Inc. — Class A*	47	1,214
News Corp. — Class B	37	524
Total Communications		852,334

Industrial - 1.6%
General Electric Co.	2,650	71,576
3M Co.	182	37,891
Boeing Co.	171	33,815
Honeywell International, Inc.	232	30,924
United Technologies Corp.	227	27,719
Union Pacific Corp.	246	26,792
United Parcel Service, Inc. — Class B	210	23,224
Lockheed Martin Corp.	76	21,098
Caterpillar, Inc.	179	19,235
General Dynamics Corp.	86	17,037
FedEx Corp.	75	16,300
CSX Corp.	281	15,331
Raytheon Co.	89	14,372
Illinois Tool Works, Inc.	95	13,609
Northrop Grumman Corp.	53	13,606
Johnson Controls International plc	286	12,402
Emerson Electric Co.	197	11,745
Deere & Co.	90	11,124
Norfolk Southern Corp.	88	10,710
Eaton Corp. plc	136	10,585
Waste Management, Inc.	124	9,096
TE Connectivity Ltd.	108	8,498
Corning, Inc.	280	8,414
Cummins, Inc.	47	7,624
Roper Technologies, Inc.	31	7,177
Ingersoll-Rand plc	78	7,128
Amphenol Corp. — Class A	93	6,865
Stanley Black & Decker, Inc.	47	6,614
Parker-Hannifin Corp.	41	6,553
Rockwell Automation, Inc.	39	6,316
Fortive Corp.	92	5,828
Agilent Technologies, Inc.	98	5,812
Rockwell Collins, Inc.	50	5,254
Vulcan Materials Co.	40	5,067

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Mettler-Toledo International, Inc.*	8	$4,708
Waters Corp.*	25	4,596
Ball Corp.	107	4,516
Republic Services, Inc. — Class A	70	4,461
WestRock Co.	76	4,306
AMETEK, Inc.	70	4,240
Martin Marietta Materials, Inc.	19	4,229
Harris Corp.	38	4,145
TransDigm Group, Inc.	15	4,033
L3 Technologies, Inc.	24	4,010
Dover Corp.	48	3,851
Textron, Inc.	81	3,815
Masco Corp.	97	3,706
Kansas City Southern	33	3,453
Pentair plc	51	3,394
Expeditors International of Washington, Inc.	55	3,106
Fortune Brands Home & Security, Inc.	47	3,066
Arconic, Inc.	135	3,058
Xylem, Inc.	55	3,049
CH Robinson Worldwide, Inc.	43	2,953
Acuity Brands, Inc.	14	2,846
Snap-on, Inc.	18	2,844
Sealed Air Corp.	60	2,686
J.B. Hunt Transport Services, Inc.	26	2,376
Allegion plc	29	2,352
PerkinElmer, Inc.	33	2,249
Jacobs Engineering Group, Inc.	37	2,012
Stericycle, Inc.*	26	1,984
Fluor Corp.	43	1,969
Flowserve Corp.	40	1,857
Garmin Ltd.	36	1,837
FLIR Systems, Inc.	43	1,490
Total Industrial		638,538

Consumer, Cyclical - 1.4%
Home Depot, Inc.	364	55,837
McDonald’s Corp.	248	37,983
Wal-Mart Stores, Inc.	449	33,980
Starbucks Corp.	441	25,715
CVS Health Corp.	310	24,943
NIKE, Inc. — Class B	404	23,835
Costco Wholesale Corp.	133	21,271
Walgreens Boots Alliance, Inc.	260	20,361
Lowe’s Cos., Inc.	261	20,235
General Motors Co.	418	14,601
TJX Cos., Inc.	196	14,145
Ford Motor Co.	1,191	13,327
Delta Air Lines, Inc.	225	12,091
Southwest Airlines Co.	184	11,434
Marriott International, Inc. — Class A	95	9,529
Target Corp.	168	8,785
Carnival Corp.	127	8,327
Newell Brands, Inc.	148	7,936
American Airlines Group, Inc.	150	7,548
Yum! Brands, Inc.	102	7,524
Delphi Automotive plc	82	7,188
PACCAR, Inc.	108	7,132
Ross Stores, Inc.	120	6,928
United Continental Holdings, Inc.*	86	6,472
O’Reilly Automotive, Inc.*	28	6,125
VF Corp.	97	5,587
Royal Caribbean Cruises Ltd.	51	5,571
Dollar General Corp.	77	5,551
Ulta Beauty, Inc.*	18	5,172
AutoZone, Inc.*	9	5,134
Dollar Tree, Inc.*	72	5,034
Best Buy Co., Inc.	81	4,644
Mohawk Industries, Inc.*	19	4,592
Whirlpool Corp.	23	4,407
Genuine Parts Co.	45	4,174
Coach, Inc.	86	4,071
L Brands, Inc.	73	3,934
Hasbro, Inc.	35	3,903
Hilton Worldwide Holdings, Inc.	62	3,835
Fastenal Co.	88	3,831
Chipotle Mexican Grill, Inc. — Class A*	9	3,745
CarMax, Inc.*,1	58	3,657
DR Horton, Inc.	104	3,595
Darden Restaurants, Inc.	38	3,437
Alaska Air Group, Inc.	38	3,411
Wynn Resorts Ltd.	25	3,353
Lennar Corp. — Class A	62	3,306
Wyndham Worldwide Corp.	32	3,213
Tiffany & Co.	33	3,098
LKQ Corp.*	94	3,097
WW Grainger, Inc.	16	2,888
Harley-Davidson, Inc.	53	2,863
PVH Corp.	24	2,748
Goodyear Tire & Rubber Co.	77	2,692
Advance Auto Parts, Inc.	23	2,682
BorgWarner, Inc.	62	2,626
Hanesbrands, Inc.	111	2,571
Mattel, Inc.	105	2,261
Macy’s, Inc.	93	2,161
PulteGroup, Inc.	88	2,159
Leggett & Platt, Inc.	41	2,154
Tractor Supply Co.	39	2,114
Kohl’s Corp.	52	2,011
Staples, Inc.	199	2,004
Foot Locker, Inc.	40	1,971
Michael Kors Holdings Ltd.*	47	1,704
Nordstrom, Inc.[1]	34	1,626
Gap, Inc.	67	1,473
Bed Bath & Beyond, Inc.	44	1,338
Signet Jewelers Ltd.[1]	21	1,328
Ralph Lauren Corp. — Class A	17	1,255
Under Armour, Inc. — Class A*,1	56	1,219
Under Armour, Inc. — Class C*	56	1,129
AutoNation, Inc.*,1	20	843
Total Consumer, Cyclical		564,424

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P 500® 2x STRATEGY FUND

	Shares	Value

Energy - 0.9%
Exxon Mobil Corp.	1,290	$104,141
Chevron Corp.	577	60,198
Schlumberger Ltd.	424	27,917
ConocoPhillips	377	16,573
EOG Resources, Inc.	176	15,932
Occidental Petroleum Corp.	234	14,010
Halliburton Co.	264	11,275
Kinder Morgan, Inc.	584	11,189
Phillips 66	133	10,998
Valero Energy Corp.	136	9,175
Pioneer Natural Resources Co.	52	8,298
Marathon Petroleum Corp.	158	8,268
Anadarko Petroleum Corp.	171	7,753
Williams Companies, Inc.	252	7,631
Baker Hughes, Inc.	130	7,086
ONEOK, Inc.	116	6,051
Concho Resources, Inc.*	46	5,590
Apache Corp.	116	5,560
Devon Energy Corp.	161	5,147
Tesoro Corp.	46	4,306
Noble Energy, Inc.	139	3,934
TechnipFMC plc*	142	3,862
National Oilwell Varco, Inc.	117	3,854
Hess Corp.	83	3,641
Cabot Oil & Gas Corp. — Class A	142	3,561
Equities Corp.	53	3,105
Marathon Oil Corp.	259	3,069
Cimarex Energy Co.	29	2,726
Helmerich & Payne, Inc.[1]	34	1,848
Newfield Exploration Co.*	61	1,736
Range Resources Corp.	57	1,321
Murphy Oil Corp.	50	1,282
Chesapeake Energy Corp.*,1	232	1,153
Transocean Ltd.*	119	979
Total Energy		383,169

Utilities - 0.5%
NextEra Energy, Inc.	143	20,038
Duke Energy Corp.	213	17,804
Dominion Energy, Inc.	191	14,636
Southern Co.	303	14,508
American Electric Power Company, Inc.	150	10,421
PG&E Corp.	156	10,354
Exelon Corp.	283	10,208
Sempra Energy	76	8,569
PPL Corp.	208	8,041
Edison International	99	7,741
Consolidated Edison, Inc.	94	7,597
Xcel Energy, Inc.	154	7,066
Public Service Enterprise Group, Inc.	154	6,624
WEC Energy Group, Inc.	96	5,892
Eversource Energy	96	5,828
DTE Energy Co.	55	5,818
American Water Works Co., Inc.	55	4,287
Entergy Corp.	55	4,222
Ameren Corp.	74	4,046
CMS Energy Corp.	86	3,978
FirstEnergy Corp.	135	3,937
CenterPoint Energy, Inc.	131	3,587
SCANA Corp.	44	2,948
Pinnacle West Capital Corp.	34	2,895
Alliant Energy Corp.	70	2,812
NiSource, Inc.	99	2,511
AES Corp.	201	2,233
NRG Energy, Inc.	96	1,653
Total Utilities		200,254

Basic Materials - 0.4%
Dow Chemical Co.	343	21,633
EI du Pont de Nemours & Co.	265	21,388
Monsanto Co.	134	15,860
Praxair, Inc.	87	11,532
Air Products & Chemicals, Inc.	67	9,585
Sherwin-Williams Co.	25	8,774
PPG Industries, Inc.	78	8,577
LyondellBasell Industries N.V. — Class A	100	8,439
International Paper Co.	126	7,133
Nucor Corp.	97	5,613
Newmont Mining Corp.	162	5,247
Freeport-McMoRan, Inc.*	405	4,864
Eastman Chemical Co.	44	3,696
Albemarle Corp.	34	3,588
International Flavors & Fragrances, Inc.	24	3,240
FMC Corp.	41	2,995
Mosaic Co.	108	2,466
CF Industries Holdings, Inc.	71	1,985
Total Basic Materials		146,615

Diversified - 0.0%
Leucadia National Corp.	99	2,590

Total Common Stocks
(Cost $5,645,734)		6,330,777

MUTUAL FUNDS† - 53.0%
Guggenheim Strategy Fund I2	450,991	11,306,345
Guggenheim Strategy Fund II2	418,622	10,469,728
Total Mutual Funds
(Cost $21,729,252)		21,776,073

	Face Amount

U.S. TREASURY BILLS†† - 2.7%
U.S. Treasury Bill
0.96% due 09/07/17[3,4,10]	$1,000,000	998,258
0.91% due 08/03/17[4,5,10]	100,000	99,927
Total U.S. Treasury Bills
(Cost $1,098,074)		1,098,185

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P 500® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,6 - 28.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[3]	$5,938,104	$5,938,104
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	3,178,391	3,178,391
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	2,645,026	2,645,026
Total Repurchase Agreements
(Cost $11,761,521)		11,761,521

	Shares

SECURITIES LENDING COLLATERAL†,7 - 0.0%
First American Government Obligations Fund — Class Z, 0.84%[8]	16,673	16,673
Total Securities Lending Collateral
(Cost $16,673)		16,673

Total Investments - 99.8%
(Cost $40,251,254)		$40,983,229
Other Assets & Liabilities, net - 0.2%		67,019
Total Net Assets - 100.0%		$41,050,248

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $14,526,000)	120	$3,885

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 S&P 500 Index Swap 1.64%[9], Terminating 07/31/17 (Notional Value $17,261,827)	7,123	24,968
Goldman Sachs International July 2017 S&P 500 Index Swap 1.69%[9], Terminating 07/27/17 (Notional Value $13,088,543)	5,401	(83,358)
BNP Paribas July 2017 S&P 500 Index Swap 1.47%[9], Terminating 07/28/17 (Notional Value $31,248,839)	12,895	(86,451)
(Total Notional Value $61,599,209)		$(144,841)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[6]	Repurchase Agreements — See Note 5.
[7]	Securities lending collateral — See Note 6.
[8]	Rate indicated is the 7 day yield as of June 30, 2017.
[9]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[10]	Zero coupon security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$6,330,777	$—	$—	$—	$—	$6,330,777
Equity Futures Contracts	—	3,885	—	—	—	3,885
Equity Index Swap Agreements	—	—	—	24,968	—	24,968
Mutual Funds	21,776,073	—	—	—	—	21,776,073
Repurchase Agreements	—	—	11,761,521	—	—	11,761,521
Securities Lending Collateral	16,673	—	—	—	—	16,673
U.S. Treasury Bills	—	—	1,098,185	—	—	1,098,185
Total Assets	$28,123,523	$3,885	$12,859,706	$24,968	$—	$41,012,082

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$169,809	$—	$169,809

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $16,265 of securities loaned (cost $6,760,481)	$7,445,635
Investments in affiliated issuers, at value (cost $21,729,252)	21,776,073
Repurchase agreements, at value (cost $11,761,521)	11,761,521
Total investments (cost $40,251,254)	40,983,229
Segregated cash with broker	442,452
Unrealized appreciation on swap agreements	24,968
Cash	190
Receivables:
Variation margin	3,885
Fund shares sold	22,111
Dividends	39,878
Interest	333
Securities lending income	7
Total assets	41,517,053

Liabilities:
Unrealized depreciation on swap agreements	169,809
Payable for:
Swap settlement	92,955
Fund shares redeemed	58,084
Securities purchased	36,314
Management fees	27,724
Return of securities loaned	16,673
Transfer agent and administrative fees	7,701
Investor service fees	7,701
Portfolio accounting fees	3,080
Miscellaneous	46,764
Total liabilities	466,805
Commitments and contingent liabilities (Note 13)	—
Net assets	$41,050,248

Net assets consist of:
Paid in capital	$36,316,285
Accumulated net investment loss	(17,744)
Accumulated net realized gain on investments	4,160,688
Net unrealized appreciation on investments	591,019
Net assets	$41,050,248
Capital shares outstanding	197,700
Net asset value per share	$207.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$147,322
Dividends from securities of unaffiliated issuers	93,382
Interest	19,675
Income from securities lending, net	53
Total investment income	260,432

Expenses:
Management fees	142,928
Transfer agent and administrative fees	39,702
Investor service fees	39,702
Portfolio accounting fees	15,881
Professional fees	25,901
Custodian fees	2,810
Trustees’ fees*	1,783
Line of credit fees	237
Miscellaneous	9,232
Total expenses	278,176
Net investment loss	(17,744)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	516,515
Swap agreements	3,443,818
Futures contracts	205,943
Net realized gain	4,166,276
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	208,813
Investments in affiliated issuers	31,158
Swap agreements	182,972
Futures contracts	5,573
Net change in unrealized appreciation (depreciation)	428,516
Net realized and unrealized gain	4,594,792
Net increase in net assets resulting from operations	$4,577,048

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(17,744)	$(73,707)
Net realized gain on investments	4,166,276	6,362,818
Net change in unrealized appreciation (depreciation) on investments	428,516	(730,776)
Net increase in net assets resulting from operations	4,577,048	5,558,335

Distributions to shareholders from:
Net realized gains	—	(2,430,576)
Total distributions to shareholders	—	(2,430,576)

Capital share transactions:
Proceeds from sale of shares	149,951,173	262,943,430
Distributions reinvested	—	2,430,576
Cost of shares redeemed	(138,372,477)	(264,774,391)
Net increase from capital share transactions	11,578,696	599,615
Net increase in net assets	16,155,744	3,727,374

Net assets:
Beginning of period	24,894,504	21,167,130
End of period	$41,050,248	$24,894,504
Accumulated net investment loss at end of period	$(17,744)	$—

Capital share activity:
Shares sold	747,619	1,621,447
Shares issued from reinvestment of distributions	—	14,823
Shares redeemed	(690,947)	(1,623,359)
Net increase in shares	56,672	12,911

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$176.52	$165.22	$227.28	$235.85	$139.79	$108.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.53)	(1.11)	(.86)	(.91)	(.36)
Net gain (loss) on investments (realized and unrealized)	31.23	32.62	1.42	57.67	96.97	32.10
Total from investment operations	31.12	32.09	.31	56.81	96.06	31.74
Less distributions from:
Net realized gains	—	(20.79)	(62.37)	(65.38)	—	—
Total distributions	—	(20.79)	(62.37)	(65.38)	—	—
Net asset value, end of period	$207.64	$176.52	$165.22	$227.28	$235.85	$139.79

Total Return[c]	17.63%	20.40%	(1.66%)	24.66%	68.71%	29.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,050	$24,895	$21,167	$38,795	$27,492	$12,484
Ratios to average net assets:
Net investment income (loss)	(0.11%)	(0.32%)	(0.55%)	(0.35%)	(0.49%)	(0.28%)
Total expenses[d]	1.75%	1.71%	1.66%	1.74%	1.69%	1.73%
Portfolio turnover rate	194%	578%	558%	475%	225%	301%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	24.5%
Guggenheim Strategy Fund II	14.6%
Apple, Inc.	5.6%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.4%
Facebook, Inc. — Class A	2.7%
Alphabet, Inc. — Class C	2.3%
Alphabet, Inc. — Class A	2.1%
Comcast Corp. — Class A	1.4%
Intel Corp.	1.2%
Top Ten Total	61.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
NASDAQ-100® 2x Strategy Fund	33.65%	61.19%	33.58%	17.31%
NASDAQ-100 Index	16.78%	29.39%	18.17%	12.46%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 48.1%

Technology - 18.0%
Apple, Inc.	22,888	$3,296,329
Microsoft Corp.	33,892	2,336,175
Intel Corp.	20,672	697,474
Broadcom Ltd.	1,762	410,634
NVIDIA Corp.	2,612	377,591
QUALCOMM, Inc.	6,486	358,157
Texas Instruments, Inc.	4,374	336,492
Adobe Systems, Inc.*	2,172	307,207
Applied Materials, Inc.	4,717	194,859
Activision Blizzard, Inc.	3,308	190,442
Cognizant Technology Solutions Corp. — Class A	2,586	171,710
Intuit, Inc.	1,125	149,411
Micron Technology, Inc.*	4,856	145,000
Electronic Arts, Inc.*	1,361	143,885
Analog Devices, Inc.	1,611	125,336
Fiserv, Inc.*	932	114,021
Western Digital Corp.	1,278	113,231
NetEase, Inc. ADR	335	100,711
Lam Research Corp.	708	100,132
Autodesk, Inc.*	967	97,493
Cerner Corp.*	1,451	96,448
Paychex, Inc.	1,577	89,794
Check Point Software Technologies Ltd.*	729	79,519
Microchip Technology, Inc.	1,007	77,720
Skyworks Solutions, Inc.	810	77,720
Xilinx, Inc.	1,089	70,044
CA, Inc.	1,834	63,218
KLA-Tencor Corp.	688	62,959
Maxim Integrated Products, Inc.	1,240	55,676
Citrix Systems, Inc.*	664	52,841
Seagate Technology plc	1,302	50,453
Akamai Technologies, Inc.*	759	37,806
Total Technology		10,580,488

Communications - 17.9%
Amazon.com, Inc.*	2,098	2,030,864
Facebook, Inc. — Class A*	10,381	1,567,323
Alphabet, Inc. — Class C*	1,523	1,383,996
Alphabet, Inc. — Class A*	1,307	1,215,092
Comcast Corp. — Class A	20,779	808,719
Cisco Systems, Inc.	21,949	687,004
Priceline Group, Inc.*	216	404,032
Charter Communications, Inc. — Class A*	1,174	395,462
Netflix, Inc.*	1,892	282,684
T-Mobile US, Inc.*	3,647	221,081
Baidu, Inc. ADR*	1,212	216,778
eBay, Inc.*	4,751	165,905
JD.com, Inc. ADR*	4,026	157,900
Twenty-First Century Fox, Inc. — Class A	4,620	130,931
Sirius XM Holdings, Inc.[1]	20,479	112,020
Ctrip.com International Ltd. ADR*	1,956	105,350
Twenty-First Century Fox, Inc. — Class B	3,505	97,684
Expedia, Inc.	606	90,264
Liberty Global plc — Class C*	2,674	83,375
Symantec Corp.	2,670	75,428
DISH Network Corp. — Class A*	999	62,697
Vodafone Group plc ADR	1,911	54,903
Viacom, Inc. — Class B	1,547	51,933
MercadoLibre, Inc.	194	48,671
Liberty Global plc — Class A*	1,041	33,437
Discovery Communications, Inc. — Class C*	985	24,832
Liberty Ventures*	356	18,615
Discovery Communications, Inc. — Class A*	675	17,435
Liberty Global plc LiLAC — Class C*	530	11,347
Liberty Global plc LiLAC — Class A*	218	4,746
Total Communications		10,560,508

Consumer, Non-cyclical - 7.8%
Amgen, Inc.	3,228	555,959
Kraft Heinz Co.	5,345	457,745
Celgene Corp.*	3,428	445,194
Gilead Sciences, Inc.	5,736	405,994
Mondelez International, Inc. — Class A	6,661	287,689
PayPal Holdings, Inc.*	5,273	283,002
Biogen, Inc.*	931	252,636
Regeneron Pharmaceuticals, Inc.*	458	224,942
Automatic Data Processing, Inc.	1,964	201,231
Express Scripts Holding Co.*	2,605	166,304
Intuitive Surgical, Inc.*	162	151,530
Vertex Pharmaceuticals, Inc.*	1,093	140,855
Monster Beverage Corp.*	2,493	123,852
Alexion Pharmaceuticals, Inc.*	986	119,967
Incyte Corp.*	899	113,193
Illumina, Inc.*	641	111,226
Mylan N.V.*	2,353	91,343
BioMarin Pharmaceutical, Inc.*	766	69,568
Dentsply Sirona, Inc.	1,006	65,229
Henry Schein, Inc.*	348	63,691
IDEXX Laboratories, Inc.*	387	62,470
Verisk Analytics, Inc. — Class A*	726	61,253
Cintas Corp.	462	58,230
Shire plc ADR	344	56,853
Hologic, Inc.*	1,229	55,772
Total Consumer, Non-cyclical		4,625,728

Consumer, Cyclical - 4.0%
Walgreens Boots Alliance, Inc.	4,745	371,582
Starbucks Corp.	6,357	370,677
Costco Wholesale Corp.	1,927	308,185
Tesla, Inc.*,1	721	260,720
Marriott International, Inc. — Class A	1,663	166,815
American Airlines Group, Inc.	2,162	108,792
PACCAR, Inc.	1,542	101,834
Ross Stores, Inc.	1,721	99,353
O’Reilly Automotive, Inc.*	399	87,277
Ulta Beauty, Inc.*	273	78,444
Dollar Tree, Inc.*	1,039	72,647
Hasbro, Inc.	549	61,219

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Wynn Resorts Ltd.	449	$60,220
Fastenal Co.	1,270	55,283
Norwegian Cruise Line Holdings Ltd.*	1,000	54,290
Liberty Interactive Corporation QVC Group — Class A*	1,850	45,399
Mattel, Inc.	1,504	32,381
Tractor Supply Co.	565	30,629
Total Consumer, Cyclical		2,365,747

Industrial - 0.4%
CSX Corp.	4,050	220,968
J.B. Hunt Transport Services, Inc.	483	44,137
Total Industrial		265,105

Total Common Stocks
(Cost $23,025,598)		28,397,576

MUTUAL FUNDS† - 39.1%
Guggenheim Strategy Fund I2	578,792	14,510,326
Guggenheim Strategy Fund II2	345,180	8,632,949
Total Mutual Funds
(Cost $23,087,636)		23,143,275

	Face Amount

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bill
0.96% due 09/07/17[3,4,9]	$500,000	499,129
Total U.S. Treasury Bills
(Cost $499,079)		499,129

REPURCHASE AGREEMENTS††,5 - 12.0%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[3]	5,176,861	5,176,861
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[3]	1,917,027	1,917,027
Total Repurchase Agreements
(Cost $7,093,888)		7,093,888

	Shares

SECURITIES LENDING COLLATERAL†,6 - 0.5%
First American Government Obligations Fund — Class Z, 0.84%[7]	293,146	293,146
Total Securities Lending Collateral
(Cost $293,146)		293,146

Total Investments - 100.5%
(Cost $53,999,347)		$59,427,014
Other Assets & Liabilities, net - (0.5)%		(296,002)
Total Net Assets - 100.0%		$59,131,012

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 NASDAQ-100 Index Swap 1.69%[8], Terminating 07/31/17 (Notional Value $18,857,356)	3,339	$(20,865)
Goldman Sachs International July 2017 NASDAQ-100 Index Swap 1.79%[8], Terminating 07/27/17 (Notional Value $17,598,324)	3,116	(400,660)
BNP Paribas July 2017 NASDAQ-100 Index Swap 1.47%[8], Terminating 07/28/17 (Notional Value $53,427,185)	9,461	(1,242,142)
(Total Notional Value $89,882,865)		$(1,663,667)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 5.
[6]	Securities lending collateral — See Note 6.
[7]	Rate indicated is the 7 day yield as of June 30, 2017.
[8]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[9]	Zero coupon security.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$28,397,576	$—	$—	$—	$28,397,576
Mutual Funds	23,143,275	—	—	—	23,143,275
Repurchase Agreements	—	7,093,888	—	—	7,093,888
Securities Lending Collateral	293,146	—	—	—	293,146
U.S. Treasury Bills	—	499,129	—	—	499,129
Total Assets	$51,833,997	$7,593,017	$—	$—	$59,427,014

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$1,663,667	$—	$1,663,667

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $289,097 of securities loaned (cost $23,817,823)	$29,189,851
Investments in affiliated issuers, at value (cost $23,087,636)	23,143,275
Repurchase agreements, at value (cost $7,093,888)	7,093,888
Total investments (cost $53,999,347)	59,427,014
Segregated cash with broker	1,983,839
Cash	1,844
Receivables:
Securities sold	1,396,574
Fund shares sold	157,563
Dividends	45,153
Interest	200
Securities lending income	237
Total assets	63,012,424

Liabilities:
Unrealized depreciation on swap agreements	1,663,667
Line of Credit	1,256,000
Payable for:
Fund shares redeemed	351,991
Return of securities loaned	293,146
Swap settlement	119,897
Management fees	47,460
Securities purchased	37,339
Transfer agent and administrative fees	13,183
Investor service fees	13,183
Portfolio accounting fees	5,273
Miscellaneous	80,273
Total liabilities	3,881,412
Commitments and contingent liabilities (Note 13)	—
Net assets	$59,131,012

Net assets consist of:
Paid in capital	$45,379,076
Accumulated net investment loss	(109,189)
Accumulated net realized gain on investments	10,097,125
Net unrealized appreciation on investments	3,764,000
Net assets	$59,131,012
Capital shares outstanding	1,140,762
Net asset value per share	$51.83

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $87)	$168,208
Dividends from securities of affiliated issuers	156,102
Interest	25,667
Income from securities lending, net	1,137
Total investment income	351,114

Expenses:
Management fees	231,616
Transfer agent and administrative fees	64,338
Investor service fees	64,338
Portfolio accounting fees	25,735
Professional fees	39,629
Custodian fees	4,666
Trustees’ fees*	2,811
Line of credit fees	33
Miscellaneous	27,137
Total expenses	460,303
Net investment loss	(109,189)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(231,085)
Investments in affiliated issuers	444
Swap agreements	9,706,159
Futures contracts	832,405
Net realized gain	10,307,923
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,759,342
Investments in affiliated issuers	30,134
Swap agreements	(1,164,469)
Futures contracts	36,243
Net change in unrealized appreciation (depreciation)	2,661,250
Net realized and unrealized gain	12,969,173
Net increase in net assets resulting from operations	$12,859,984

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(109,189)	$(195,637)
Net realized gain on investments	10,307,923	1,680,673
Net change in unrealized appreciation (depreciation) on investments	2,661,250	(1,791,988)
Net increase (decrease) in net assets resulting from operations	12,859,984	(306,952)

Distributions to shareholders from:
Net realized gains	—	(2,940,879)
Total distributions to shareholders	—	(2,940,879)

Capital share transactions:
Proceeds from sale of shares	69,085,133	152,962,175
Distributions reinvested	—	2,940,879
Cost of shares redeemed	(63,929,544)	(161,533,807)
Net increase (decrease) from capital share transactions	5,155,589	(5,630,753)
Net increase (decrease) in net assets	18,015,573	(8,878,584)

Net assets:
Beginning of period	41,115,439	49,994,023
End of period	$59,131,012	$41,115,439
Accumulated net investment loss at end of period	$(109,189)	$—

Capital share activity:
Shares sold	1,430,222	4,160,580
Shares issued from reinvestment of distributions	—	84,508
Shares redeemed	(1,349,532)	(4,477,772)
Net increase (decrease) in shares	80,690	(232,684)

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$38.79	$38.67	$41.60	$45.40	$27.75	$20.69
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.22)	(.31)	(.34)	(.25)	(.22)
Net gain (loss) on investments (realized and unrealized)	13.14	3.57	6.26	16.78	21.99	7.28
Total from investment operations	13.04	3.35	5.95	16.44	21.74	7.06
Less distributions from:
Net realized gains	—	(3.23)	(8.88)	(20.24)	(4.09)	—
Total distributions	—	(3.23)	(8.88)	(20.24)	(4.09)	—
Net asset value, end of period	$51.83	$38.79	$38.67	$41.60	$45.40	$27.75

Total Return[c]	33.65%	9.60%	14.63%	36.57%	80.21%	34.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,131	$41,115	$49,994	$58,484	$46,018	$24,938
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.62%)	(0.75%)	(0.69%)	(0.70%)	(0.80%)
Total expenses[d]	1.79%	1.75%	1.68%	1.75%	1.72%	1.76%
Portfolio turnover rate	50%	494%	294%	275%	174%	120%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	24.7%
Guggenheim Strategy Fund I	13.7%
ResMed, Inc.	0.4%
Packaging Corporation of America	0.3%
Domino’s Pizza, Inc.	0.3%
Duke Realty Corp.	0.3%
Cadence Design Systems, Inc.	0.3%
Teleflex, Inc.	0.3%
MSCI, Inc. — Class A	0.3%
SVB Financial Group	0.3%
Top Ten Total	40.9%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Mid-Cap 1.5x Strategy Fund	7.93%	26.51%	20.11%	8.03%
S&P MidCap 400 Index	5.99%	18.57%	14.92%	8.56%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 53.1%

Financial - 13.2%
Duke Realty Corp.	742	$20,740
SVB Financial Group*	110	19,336
Alleghany Corp.*	32	19,034
East West Bancorp, Inc.	302	17,690
Reinsurance Group of America, Inc. — Class A	134	17,204
Signature Bank*	111	15,932
Camden Property Trust	183	15,649
Kilroy Realty Corp.	205	15,407
American Financial Group, Inc.	153	15,204
SEI Investments Co.	278	14,952
WR Berkley Corp.	202	13,972
Omega Healthcare Investors, Inc.	411	13,571
New York Community Bancorp, Inc.	1,020	13,393
American Campus Communities, Inc.	280	13,244
Lamar Advertising Co. — Class A	174	12,801
Liberty Property Trust	307	12,498
Janus Henderson Group plc*	376	12,449
National Retail Properties, Inc.	311	12,160
Bank of the Ozarks	253	11,858
RenaissanceRe Holdings Ltd.	85	11,819
Jones Lang LaSalle, Inc.	94	11,750
Douglas Emmett, Inc.	307	11,730
PacWest Bancorp	250	11,675
Eaton Vance Corp.	240	11,357
Synovus Financial Corp.	255	11,281
Cullen/Frost Bankers, Inc.	119	11,175
Highwoods Properties, Inc.	213	10,801
SLM Corp.*	900	10,350
Commerce Bancshares, Inc.	182	10,343
Brown & Brown, Inc.	240	10,337
First American Financial Corp.	230	10,279
DCT Industrial Trust, Inc.	192	10,260
Senior Housing Properties Trust	495	10,118
Webster Financial Corp.	192	10,026
Old Republic International Corp.	512	9,999
Hospitality Properties Trust	343	9,998
Medical Properties Trust, Inc.	760	9,781
EPR Properties	134	9,631
FNB Corp.	674	9,544
Pinnacle Financial Partners, Inc.	151	9,483
Prosperity Bancshares, Inc.	145	9,315
CyrusOne, Inc. REIT	163	9,087
Wintrust Financial Corp.	116	8,867
Hancock Holding Co.	176	8,624
United Bankshares, Inc.	219	8,585
First Horizon National Corp.	488	8,501
Umpqua Holdings Corp.	460	8,446
Healthcare Realty Trust, Inc.	243	8,298
Uniti Group, Inc. REIT*	330	8,296
Associated Banc-Corp.	318	8,014
Texas Capital Bancshares, Inc.*	103	7,972
Hanover Insurance Group, Inc.	89	7,888
Rayonier, Inc.	269	7,739
GEO Group, Inc.	260	7,688
Cousins Properties, Inc.	874	7,682
Taubman Centers, Inc.	127	7,563
CNO Financial Group, Inc.	357	7,454
Weingarten Realty Investors	246	7,405
Bank of Hawaii Corp.	89	7,384
Corporate Office Properties Trust	208	7,286
Primerica, Inc.	95	7,196
Life Storage, Inc.	97	7,188
Chemical Financial Corp.	148	7,165
LaSalle Hotel Properties	236	7,033
First Industrial Realty Trust, Inc.	244	6,983
Fulton Financial Corp.	365	6,935
UMB Financial Corp.	91	6,812
Legg Mason, Inc.	178	6,792
CoreCivic, Inc.	246	6,785
Stifel Financial Corp.*	143	6,575
Home BancShares, Inc.	263	6,549
MB Financial, Inc.	148	6,518
Valley National Bancorp	551	6,507
Aspen Insurance Holdings Ltd.	125	6,231
Washington Federal, Inc.	186	6,175
Cathay General Bancorp	157	5,958
Education Realty Trust, Inc.	152	5,890
TCF Financial Corp.	357	5,691
Federated Investors, Inc. — Class B	193	5,452
BancorpSouth, Inc.	173	5,277
Tanger Factory Outlet Centers, Inc.	201	5,222
Mack-Cali Realty Corp.	187	5,075
Urban Edge Properties	206	4,888
Care Capital Properties, Inc.	175	4,673
Trustmark Corp.	141	4,535
International Bancshares Corp.	121	4,241
Mercury General Corp.	76	4,104
Alexander & Baldwin, Inc.	96	3,972
Genworth Financial, Inc. — Class A*	1,041	3,925
Kemper Corp.	101	3,899
Potlatch Corp.	85	3,885
Quality Care Properties, Inc.*	195	3,570
Washington Prime Group, Inc.	387	3,239
Total Financial		855,865

Industrial - 10.2%
Packaging Corporation of America	196	21,833
Trimble, Inc.*	528	18,833
IDEX Corp.	159	17,969
Huntington Ingalls Industries, Inc.	96	17,871
AO Smith Corp.	307	17,293
Wabtec Corp.	180	16,470
Cognex Corp.	181	15,367
Keysight Technologies, Inc.*	385	14,988
Lennox International, Inc.	80	14,692
Arrow Electronics, Inc.*	185	14,508
Old Dominion Freight Line, Inc.	144	13,714
Nordson Corp.	111	13,467
Carlisle Companies, Inc.	135	12,879
Graco, Inc.	115	12,567

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Donaldson Company, Inc.	275	$12,524
Hubbell, Inc.	107	12,108
Lincoln Electric Holdings, Inc.	129	11,879
Orbital ATK, Inc.	120	11,803
Coherent, Inc.*	51	11,474
Gentex Corp.	600	11,382
AptarGroup, Inc.	130	11,292
Jabil, Inc.	380	11,092
Zebra Technologies Corp. — Class A*	110	11,057
Oshkosh Corp.	156	10,745
Sonoco Products Co.	207	10,644
AECOM*	325	10,507
Avnet, Inc.	261	10,148
Teledyne Technologies, Inc.*	74	9,446
AGCO Corp.	139	9,367
Eagle Materials, Inc.	101	9,334
National Instruments Corp.	222	8,929
Trinity Industries, Inc.	318	8,914
Bemis Company, Inc.	192	8,880
Genesee & Wyoming, Inc. — Class A*	128	8,754
Curtiss-Wright Corp.	92	8,444
Crane Co.	106	8,414
Owens-Illinois, Inc.*	340	8,133
EMCOR Group, Inc.	124	8,107
Ryder System, Inc.	111	7,990
Woodward, Inc.	115	7,772
Littelfuse, Inc.	47	7,755
Terex Corp.	203	7,613
Regal Beloit Corp.	93	7,584
Kirby Corp.*	113	7,554
Landstar System, Inc.	87	7,447
ITT, Inc.	185	7,433
Louisiana-Pacific Corp.*	302	7,281
Tech Data Corp.*	72	7,272
SYNNEX Corp.	60	7,198
Valmont Industries, Inc.	47	7,031
Timken Co.	146	6,753
Belden, Inc.	88	6,638
EnerSys	90	6,521
Kennametal, Inc.	168	6,287
Energizer Holdings, Inc.	129	6,195
Clean Harbors, Inc.*	109	6,086
Esterline Technologies Corp.*	62	5,878
Dycom Industries, Inc.*	64	5,729
KLX, Inc.*	108	5,400
MSA Safety, Inc.	66	5,357
GATX Corp.	82	5,270
Cree, Inc.*	203	5,004
Silgan Holdings, Inc.	157	4,989
Vishay Intertechnology, Inc.	280	4,648
Worthington Industries, Inc.	92	4,620
KBR, Inc.	299	4,551
Granite Construction, Inc.	83	4,004
Knowles Corp.*	186	3,147
Greif, Inc. — Class A	53	2,956
Werner Enterprises, Inc.	93	2,730
Total Industrial		658,521

Consumer, Non-cyclical - 8.6%
ResMed, Inc.	296	23,049
Teleflex, Inc.	94	19,529
CDK Global, Inc.	303	18,803
Ingredion, Inc.	149	17,763
WellCare Health Plans, Inc.*	93	16,699
VCA, Inc.*	170	15,694
MarketAxess Holdings, Inc.	78	15,686
ManpowerGroup, Inc.	140	15,631
West Pharmaceutical Services, Inc.	154	14,556
STERIS plc	177	14,426
Bioverativ, Inc.*	226	13,598
Service Corp. International	392	13,112
Lamb Weston Holdings, Inc.	289	12,728
United Therapeutics Corp.*	94	12,195
ABIOMED, Inc.*	85	12,181
MEDNAX, Inc.*	194	11,712
Post Holdings, Inc.*	138	10,716
Charles River Laboratories International, Inc.*	99	10,014
Hill-Rom Holdings, Inc.	125	9,951
Bio-Rad Laboratories, Inc. — Class A*	43	9,731
Live Nation Entertainment, Inc.*	279	9,723
TreeHouse Foods, Inc.*	119	9,721
Sabre Corp.	429	9,339
PAREXEL International Corp.*	106	9,212
Bio-Techne Corp.	78	9,165
Catalent, Inc.*	261	9,161
Edgewell Personal Care Co.*	120	9,123
HealthSouth Corp.	187	9,051
Masimo Corp.*	95	8,662
Hain Celestial Group, Inc.*	215	8,346
WEX, Inc.*	80	8,342
Rollins, Inc.	200	8,142
NuVasive, Inc.*	105	8,077
Acadia Healthcare Co., Inc.*	159	7,851
CoreLogic, Inc.*	177	7,678
Deluxe Corp.	101	6,991
Flowers Foods, Inc.	384	6,647
Incorporated Research Holdings, Inc. — Class A*	113	6,611
Snyder’s-Lance, Inc.	179	6,197
Molina Healthcare, Inc.*	89	6,157
Sprouts Farmers Market, Inc.*	270	6,121
Akorn, Inc.*	182	6,104
Prestige Brands Holdings, Inc.*	110	5,809
LifePoint Health, Inc.*	84	5,641
LivaNova plc*	90	5,509
Graham Holdings Co. — Class B	9	5,397
Helen of Troy Ltd.*	56	5,270
Sotheby’s*	96	5,152
Aaron’s, Inc.	131	5,096
Lancaster Colony Corp.	41	5,027

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Globus Medical, Inc. — Class A*	151	$5,006
Avis Budget Group, Inc.*	176	4,800
Endo International plc*	414	4,624
Adtalem Global Education, Inc.*	118	4,478
Owens & Minor, Inc.	128	4,120
United Natural Foods, Inc.*	106	3,890
Halyard Health, Inc.*	97	3,810
Avon Products, Inc.*	918	3,488
Tenet Healthcare Corp.*	168	3,249
Dean Foods Co.	189	3,213
FTI Consulting, Inc.*	86	3,007
Boston Beer Company, Inc. — Class A*	19	2,511
Tootsie Roll Industries, Inc.	37	1,289
Total Consumer, Non-cyclical		554,581

Consumer, Cyclical - 6.2%
Domino’s Pizza, Inc.	100	21,152
NVR, Inc.*,1	7	16,873
JetBlue Airways Corp.*	696	15,890
Toro Co.	224	15,522
Panera Bread Co. — Class A*,1	45	14,158
Copart, Inc.*	428	13,606
Toll Brothers, Inc.	309	12,209
Brunswick Corp.	186	11,668
Polaris Industries, Inc.[1]	122	11,252
Dunkin’ Brands Group, Inc.	192	10,583
Thor Industries, Inc.	100	10,452
Pool Corp.	86	10,111
Watsco, Inc.	63	9,715
Carter’s, Inc.	101	8,984
Casey’s General Stores, Inc.	82	8,783
Cinemark Holdings, Inc.	221	8,585
Cracker Barrel Old Country Store, Inc.[1]	50	8,363
Skechers U.S.A., Inc. — Class A*	279	8,231
Scotts Miracle-Gro Co. — Class A	92	8,230
MSC Industrial Direct Company, Inc. — Class A	94	8,080
Williams-Sonoma, Inc.	166	8,051
Tupperware Brands Corp.	106	7,444
Dick’s Sporting Goods, Inc.	183	7,289
Texas Roadhouse, Inc. — Class A	134	6,827
Dana, Inc.	302	6,744
Nu Skin Enterprises, Inc. — Class A	103	6,473
Cabela’s, Inc.*	107	6,358
Wendy’s Co.	400	6,204
Office Depot, Inc.	1,078	6,106
Jack in the Box, Inc.	61	6,009
Sally Beauty Holdings, Inc.*	287	5,812
World Fuel Services Corp.	144	5,537
CalAtlantic Group, Inc.	150	5,303
Tempur Sealy International, Inc.*	97	5,179
Kate Spade & Co.*	268	4,955
Churchill Downs, Inc.	26	4,766
Cheesecake Factory, Inc.	93	4,678
Deckers Outdoor Corp.*	67	4,573
GameStop Corp. — Class A	211	4,560
Big Lots, Inc.[1]	93	4,492
TRI Pointe Group, Inc.*	332	4,379
Buffalo Wild Wings, Inc.*	34	4,308
American Eagle Outfitters, Inc.	347	4,181
KB Home	173	4,147
Michaels Companies, Inc.*	221	4,093
Cooper Tire & Rubber Co.	110	3,971
Papa John’s International, Inc.	55	3,947
Brinker International, Inc.	102	3,886
Herman Miller, Inc.	125	3,800
HNI Corp.	92	3,668
Urban Outfitters, Inc.*	184	3,411
Dillard’s, Inc. — Class A1	49	2,827
Chico’s FAS, Inc.	270	2,543
HSN, Inc.	67	2,137
International Speedway Corp. — Class A	52	1,953
Total Consumer, Cyclical		403,058

Technology - 6.0%
Cadence Design Systems, Inc.*	584	19,558
MSCI, Inc. — Class A	189	19,465
Broadridge Financial Solutions, Inc.	245	18,512
Jack Henry & Associates, Inc.	162	16,827
Take-Two Interactive Software, Inc.*	217	15,923
Leidos Holdings, Inc.	299	15,456
PTC, Inc.*	241	13,284
Ultimate Software Group, Inc.*	62	13,024
Teradyne, Inc.	415	12,461
Tyler Technologies, Inc.*	70	12,297
Fortinet, Inc.*	312	11,681
IPG Photonics Corp.*	78	11,318
Microsemi Corp.*	241	11,279
Brocade Communications Systems, Inc.	856	10,794
NCR Corp.*	253	10,333
Cypress Semiconductor Corp.	687	9,378
Fair Isaac Corp.	65	9,062
Medidata Solutions, Inc.*	115	8,993
Blackbaud, Inc.	100	8,575
j2 Global, Inc.	100	8,509
MAXIMUS, Inc.	135	8,455
Cirrus Logic, Inc.*	134	8,404
Dun & Bradstreet Corp.	77	8,328
Teradata Corp.*	273	8,051
DST Systems, Inc.	129	7,959
Monolithic Power Systems, Inc.	79	7,616
Integrated Device Technology, Inc.*	278	7,170
Manhattan Associates, Inc.*	145	6,969
NetScout Systems, Inc.*	191	6,570
Science Applications International Corp.	91	6,317
Silicon Laboratories, Inc.*	88	6,015
Pitney Bowes, Inc.	389	5,874
ACI Worldwide, Inc.*	246	5,503
CommVault Systems, Inc.*	87	4,911
Allscripts Healthcare Solutions, Inc.*	378	4,823
Convergys Corp.	196	4,661
Diebold Nixdorf, Inc.	158	4,424
Acxiom Corp.*	163	4,235
3D Systems Corp.*,1	226	4,226

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

VeriFone Systems, Inc.*	233	$4,217
NeuStar, Inc. — Class A*	116	3,869
Synaptics, Inc.*	72	3,723
Total Technology		389,049

Utilities - 2.9%
Atmos Energy Corp.	220	18,249
UGI Corp.	361	17,476
Westar Energy, Inc.	296	15,693
OGE Energy Corp.	417	14,507
Great Plains Energy, Inc.	450	13,176
Aqua America, Inc.	371	12,354
MDU Resources Group, Inc.	408	10,690
Vectren Corp.	173	10,110
National Fuel Gas Co.	178	9,940
IDACORP, Inc.	105	8,962
WGL Holdings, Inc.	107	8,927
ONE Gas, Inc.	109	7,609
Black Hills Corp.	112	7,557
Hawaiian Electric Industries, Inc.	227	7,350
Southwest Gas Holdings, Inc.	99	7,233
New Jersey Resources Corp.	180	7,146
PNM Resources, Inc.	166	6,350
NorthWestern Corp.	101	6,163
Total Utilities		189,492

Basic Materials - 2.6%
Steel Dynamics, Inc.	505	18,084
RPM International, Inc.	279	15,218
Chemours Co.	385	14,599
Reliance Steel & Aluminum Co.	152	11,067
Royal Gold, Inc.	136	10,631
Olin Corp.	346	10,477
Valvoline, Inc.	428	10,148
NewMarket Corp.	19	8,749
Ashland Global Holdings, Inc.	130	8,568
United States Steel Corp.	364	8,059
Sensient Technologies Corp.	92	7,409
Versum Materials, Inc.	227	7,378
Cabot Corp.	130	6,946
PolyOne Corp.	171	6,625
Minerals Technologies, Inc.	73	5,344
Domtar Corp.	131	5,033
Commercial Metals Co.	241	4,683
Compass Minerals International, Inc.[1]	71	4,636
Allegheny Technologies, Inc.	227	3,861
Carpenter Technology Corp.	97	3,631
Total Basic Materials		171,146

Energy - 1.7%
HollyFrontier Corp.	370	10,163
Energen Corp.*	203	10,022
WPX Energy, Inc.*	830	8,018
Patterson-UTI Energy, Inc.	345	6,966
First Solar, Inc.*	163	6,500
Southwestern Energy Co.*	1,056	6,420
CONSOL Energy, Inc.*	370	5,528
Murphy USA, Inc.*	72	5,336
PBF Energy, Inc. — Class A1	229	5,098
QEP Resources, Inc.*	502	5,070
Gulfport Energy Corp.*	332	4,897
Nabors Industries Ltd.	597	4,860
Oceaneering International, Inc.	205	4,683
Matador Resources Co.*	194	4,146
Dril-Quip, Inc.*	79	3,855
NOW, Inc.*	225	3,618
SM Energy Co.	204	3,372
Superior Energy Services, Inc.*	319	3,327
Ensco plc — Class A	633	3,266
Oil States International, Inc.*	107	2,905
Rowan Companies plc — Class A*	263	2,693
Diamond Offshore Drilling, Inc.*,1	134	1,451
Total Energy		112,194

Communications - 1.7%
FactSet Research Systems, Inc.	82	13,626
LogMeIn, Inc.	110	11,494
ARRIS International plc*	392	10,984
Ciena Corp.*	296	7,406
ViaSat, Inc.*	111	7,348
TEGNA, Inc.	448	6,456
Cable One, Inc.	9	6,398
AMC Networks, Inc. — Class A*	115	6,142
InterDigital, Inc.	72	5,566
Telephone & Data Systems, Inc.	196	5,439
John Wiley & Sons, Inc. — Class A	93	4,906
WebMD Health Corp. — Class A*	79	4,633
Meredith Corp.	76	4,518
New York Times Co. — Class A	255	4,514
Cars.com, Inc.*	149	3,968
Plantronics, Inc.	70	3,662
Frontier Communications Corp.[1]	2,448	2,840
Total Communications		109,900

Total Common Stocks
(Cost $3,231,515)		3,443,806

MUTUAL FUNDS† - 38.4%
Guggenheim Strategy Fund II2	63,893	1,597,953
Guggenheim Strategy Fund I2	35,481	889,505
Total Mutual Funds
(Cost $2,469,671)		2,487,458

	Face Amount

REPURCHASE AGREEMENTS††,3 - 5.4%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[4]	$203,721	203,721
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[4]	93,902	93,902

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
MID-CAP 1.5x STRATEGY FUND

	Face Amount	Value

RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	$49,859	$49,859
Total Repurchase Agreements
(Cost $347,482)		347,482

	Shares

SECURITIES LENDING COLLATERAL†,5 - 0.8%
First American Government Obligations Fund — Class Z, 0.84%[6]	54,950	54,950
Total Securities Lending Collateral
(Cost $54,950)		54,950

Total Investments - 97.7%
(Cost $6,103,618)		$6,333,696
Other Assets & Liabilities, net - 2.3%		145,610
Total Net Assets - 100.0%		$6,479,306

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 S&P MidCap 400 Index Swap 1.54%[7], Terminating 07/31/17 (Notional Value $900,514)	516	$1,246
Goldman Sachs International July 2017 S&P MidCap 400 Index Swap 1.54%[7], Terminating 07/27/17 (Notional Value $144,958)	83	(212)
BNP Paribas July 2017 S&P MidCap 400 Index Swap 1.32%[7], Terminating 07/28/17 (Notional Value $5,253,974)	3,008	(10,379)
(Total Notional Value $6,299,446)		$(9,345)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[5]	Securities lending collateral — See Note 6.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$3,443,806	$—	$—	$—	$3,443,806
Equity Index Swap Agreements	—	—	1,246	—	1,246
Mutual Funds	2,487,458	—	—	—	2,487,458
Repurchase Agreements	—	347,482	—	—	347,482
Securities Lending Collateral	54,950	—	—	—	54,950
Total Assets	$5,986,214	$347,482	$1,246	$—	$6,334,942

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$10,591	$—	$10,591

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $53,714 of securities loaned (cost $3,286,465)	$3,498,756
Investments in affiliated issuers, at value (cost $2,469,671)	2,487,458
Repurchase agreements, at value (cost $347,482)	347,482
Total investments (cost $6,103,618)	6,333,696
Segregated cash with broker	240,000
Unrealized appreciation on swap agreements	1,246
Cash	19
Receivables:
Swap settlement	20
Fund shares sold	29,129
Dividends	8,180
Interest	10
Securities lending income	22
Total assets	6,612,322

Liabilities:
Unrealized depreciation on swap agreements	10,591
Payable for:
Return of securities loaned	54,950
Fund shares redeemed	49,204
Securities purchased	5,307
Management fees	5,025
Transfer agent and administrative fees	1,396
Investor service fees	1,396
Portfolio accounting fees	558
Miscellaneous	4,589
Total liabilities	133,016
Commitments and contingent liabilities (Note 13)	—
Net assets	$6,479,306

Net assets consist of:
Paid in capital	$2,382,369
Accumulated net investment loss	(20,661)
Accumulated net realized gain on investments	3,896,865
Net unrealized appreciation on investments	220,733
Net assets	$6,479,306
Capital shares outstanding	165,896
Net asset value per share	$39.06

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$64,399
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $10)	13,309
Interest	4,592
Income from securities lending, net	150
Total investment income	82,450

Expenses:
Management fees	52,973
Transfer agent and administrative fees	14,715
Investor service fees	14,715
Portfolio accounting fees	5,886
Professional fees	17,620
Custodian fees	1,148
Trustees’ fees*	998
Line of credit fees	67
Miscellaneous	(5,023)
Total expenses	103,099
Net investment loss	(20,649)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	210,061
Investments in affiliated issuers	20,895
Swap agreements	885,409
Futures contracts	86,182
Net realized gain	1,202,547
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	54,122
Investments in affiliated issuers	3,384
Swap agreements	(16,742)
Futures contracts	133,825
Net change in unrealized appreciation (depreciation)	174,589
Net realized and unrealized gain	1,377,136
Net increase in net assets resulting from operations	$1,356,487

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(20,649)	$(40,213)
Net realized gain on investments	1,202,547	3,553,702
Net change in unrealized appreciation (depreciation) on investments	174,589	(40,690)
Net increase in net assets resulting from operations	1,356,487	3,472,799

Distributions to shareholders from:
Net realized gains	—	(750,000)
Total distributions to shareholders	—	(750,000)

Capital share transactions:
Proceeds from sale of shares	11,869,086	60,370,097
Distributions reinvested	—	750,000
Cost of shares redeemed	(26,694,431)	(58,987,307)
Net increase (decrease) from capital share transactions	(14,825,345)	2,132,790
Net increase (decrease) in net assets	(13,468,858)	4,855,589

Net assets:
Beginning of period	19,948,164	15,092,575
End of period	$6,479,306	$19,948,164
Accumulated net investment loss at end of period	$(20,661)	$(12)

Capital share activity:
Shares sold	310,771	1,829,775
Shares issued from reinvestment of distributions	—	23,177
Shares redeemed	(696,156)	(1,786,357)
Net increase (decrease) in shares	(385,385)	66,595

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$36.19	$31.14	$35.05	$35.47	$23.61	$18.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.10)	(.20)	(.25)	(.17)	(.12)
Net gain (loss) on investments (realized and unrealized)	2.94	8.87	(1.45)	4.39	12.03	4.74
Total from investment operations	2.87	8.77	(1.65)	4.14	11.86	4.62
Less distributions from:
Net realized gains	—	(3.72)	(2.26)	(4.56)	—	—
Total distributions	—	(3.72)	(2.26)	(4.56)	—	—
Net asset value, end of period	$39.06	$36.19	$31.14	$35.05	$35.47	$23.61

Total Return[c]	7.93%	29.64%	(5.50%)	11.93%	50.23%	24.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,479	$19,948	$15,093	$10,673	$17,076	$14,051
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.30%)	(0.58%)	(0.69%)	(0.56%)	(0.54%)
Total expenses[d]	1.75%	1.72%	1.67%	1.72%	1.69%	1.72%
Portfolio turnover rate	95%	368%	477%	255%	279%	247%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	32.8%
Guggenheim Strategy Fund I	14.0%
Total	46.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Inverse Mid-Cap Strategy Fund	(5.57%)	(15.88%)	(15.25%)	(12.84%)
S&P MidCap 400 Index	5.99%	18.57%	14.92%	8.56%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
INVERSE MID-CAP STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 46.8%
Guggenheim Strategy Fund II1	3,553	$88,854
Guggenheim Strategy Fund I1	1,510	37,861
Total Mutual Funds
(Cost $125,677)		126,715

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 14.8%
Fannie Mae[2]
0.99% due 07/07/17	$20,000	19,997
Freddie Mac[2]
0.96% due 07/12/17	20,000	19,994
Total Federal Agency Discount Notes
(Cost $39,991)		39,991

REPURCHASE AGREEMENTS††,3 - 89.1%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[4]	106,309	106,309
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	69,863	69,863
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[4]	65,237	65,237
Total Repurchase Agreements
(Cost $241,409)		241,409

Total Investments - 150.7%
(Cost $407,077)		$408,115
Other Assets & Liabilities, net - (50.7)%		(137,282)
Total Net Assets - 100.0%		$270,833

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2017 S&P MidCap 400 Index Swap 1.24%[5], Terminating 07/27/17 (Notional Value $134,154)	77	$264
BNP Paribas July 2017 S&P MidCap 400 Index Swap 0.82%[5], Terminating 07/28/17 (Notional Value $95,067)	54	232
Barclays Bank plc July 2017 S&P MidCap 400 Index Swap 1.39%[5], Terminating 07/31/17 (Notional Value $40,922)	23	(58)
(Total Notional Value $270,143)		$438

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$496	$—	$496
Federal Agency Discount Notes	—	39,991	—	—	39,991
Mutual Funds	126,715	—	—	—	126,715
Repurchase Agreements	—	241,409	—	—	241,409
Total Assets	$126,715	$281,400	$496	$—	$408,611

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$58	$—	$58

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $39,991)	$39,991
Investments in affiliated issuers, at value (cost $125,677)	126,715
Repurchase agreements, at value (cost $241,409)	241,409
Total investments (cost $407,077)	408,115
Unrealized appreciation on swap agreements	496
Receivables:
Variation margin	56
Fund shares sold	26,874
Dividends	248
Interest	7
Total assets	435,796

Liabilities:
Unrealized depreciation on swap agreements	58
Payable for:
Fund shares redeemed	163,891
Securities purchased	260
Swap settlement	200
Management fees	192
Transfer agent and administrative fees	53
Investor service fees	53
Portfolio accounting fees	21
Miscellaneous	235
Total liabilities	164,963
Commitments and contingent liabilities (Note 13)	—
Net assets	$270,833

Net assets consist of:
Paid in capital	$1,903,317
Accumulated net investment loss	(521)
Accumulated net realized loss on investments	(1,633,439)
Net unrealized appreciation on investments	1,476
Net assets	$270,833
Capital shares outstanding	3,634
Net asset value per share	$74.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$2,069
Interest	434
Total investment income	2,503

Expenses:
Management fees	1,554
Transfer agent and administrative fees	432
Investor service fees	432
Portfolio accounting fees	173
Professional fees	645
Printing expenses	200
Custodian fees	45
Trustees’ fees*	43
Miscellaneous	(500)
Total expenses	3,024
Net investment loss	(521)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	694
Swap agreements	(26,207)
Net realized loss	(25,513)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(198)
Swap agreements	(717)
Net change in unrealized appreciation (depreciation)	(915)
Net realized and unrealized loss	(26,428)
Net decrease in net assets resulting from operations	$(26,949)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(521)	$(5,585)
Net realized loss on investments	(25,513)	(195,331)
Net change in unrealized appreciation (depreciation) on investments	(915)	(3,049)
Net decrease in net assets resulting from operations	(26,949)	(203,965)

Capital share transactions:
Proceeds from sale of shares	2,048,475	7,479,212
Cost of shares redeemed	(2,130,773)	(7,505,865)
Net decrease from capital share transactions	(82,298)	(26,653)
Net decrease in net assets	(109,247)	(230,618)

Net assets:
Beginning of period	380,080	610,698
End of period	$270,833	$380,080
Accumulated net investment loss at end of period	$(521)	$—

Capital share activity:
Shares sold	26,897	79,141 *
Shares redeemed	(28,079)	(80,582)*
Net decrease in shares	(1,182)	(1,441)*

*	Capital share activity for the year ended December 31, 2016 has been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e,f]	Year Ended December 31, 2013[e,f]	Year Ended December 31, 2012[e,f]
Per Share Data
Net asset value, beginning of period	$78.92	$97.61	$98.69	$111.65	$154.08	$188.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.26)	(1.38)	(1.59)	(2.07)	(2.70)
Net gain (loss) on investments (realized and unrealized)	(4.28)	(18.43)	.30	(11.37)	(40.36)	(31.97)
Total from investment operations	(4.39)	(18.69)	(1.08)	(12.96)	(42.43)	(34.67)
Net asset value, end of period	$74.53	$78.92	$97.61	$98.69	$111.65	$154.08

Total Return[c]	(5.57%)	(19.13%)	(1.12%)	(11.56%)	(27.57%)	(18.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$271	$380	$611	$850	$911	$2,329
Ratios to average net assets:
Net investment income (loss)	(0.30%)	(0.82%)	(1.46%)	(1.51%)	(1.65%)	(1.62%)
Total expenses[d]	1.75%	1.71%	1.66%	1.72%	1.68%	1.73%
Portfolio turnover rate	42%	565%	220%	323%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse Share Split — Per share amounts for periods presented through December 31, 2016 have been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.
[f]	Reverse Share Split — Per share amounts for periods presented through December 31, 2014, have been restated to reflect a 1:3 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 27, 2006

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	33.2%
Guggenheim Strategy Fund II	18.4%
Kite Pharma, Inc.	0.1%
Gramercy Property Trust	0.1%
Catalent, Inc.	0.1%
Medidata Solutions, Inc.	0.1%
IDACORP, Inc.	0.1%
PAREXEL International Corp.	0.1%
Bluebird Bio, Inc.	0.1%
HealthSouth Corp.	0.1%
Top Ten Total	52.4%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Russell 2000® 2x Strategy Fund	8.00%	47.55%	23.27%	3.70%
Russell 2000 Index	4.99%	24.60%	17.13%	9.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 30.1%

Financial - 7.8%
Gramercy Property Trust	139	$4,129
Wintrust Financial Corp.	51	3,897
IBERIABANK Corp.	47	3,830
Hancock Holding Co.	78	3,821
MGIC Investment Corp.*	341	3,819
Umpqua Holdings Corp.	204	3,746
Healthcare Realty Trust, Inc.	106	3,619
United Bankshares, Inc.	92	3,606
Texas Capital Bancshares, Inc.*	46	3,560
Ellie Mae, Inc.*	31	3,406
Cousins Properties, Inc.	385	3,383
GEO Group, Inc.	113	3,340
Radian Group, Inc.	200	3,309
MB Financial, Inc.	75	3,303
CNO Financial Group, Inc.	158	3,299
Sunstone Hotel Investors, Inc.	204	3,287
Investors Bancorp, Inc.	239	3,192
Colony Starwood Homes	93	3,190
Primerica, Inc.	42	3,182
Chemical Financial Corp.	65	3,147
UMB Financial Corp.	42	3,144
LaSalle Hotel Properties	105	3,128
First Industrial Realty Trust, Inc.	107	3,062
Fulton Financial Corp.	158	3,002
Home BancShares, Inc.	119	2,963
National Health Investors, Inc.	37	2,930
Physicians Realty Trust REIT	142	2,860
Sterling Bancorp	121	2,813
Valley National Bancorp	238	2,811
Stifel Financial Corp.*	61	2,804
Washington Federal, Inc.	82	2,722
Evercore Partners, Inc. — Class A	38	2,678
Selective Insurance Group, Inc.	53	2,653
Essent Group Ltd.*	71	2,637
Education Realty Trust, Inc.	68	2,635
Ryman Hospitality Properties, Inc.	41	2,624
Cathay General Bancorp	69	2,619
First Citizens BancShares, Inc. — Class A	7	2,609
Glacier Bancorp, Inc.	71	2,599
EastGroup Properties, Inc.	31	2,598
First Financial Bankshares, Inc.	58	2,564
Community Bank System, Inc.	45	2,510
BancorpSouth, Inc.	79	2,410
PS Business Parks, Inc.	18	2,383
South State Corp.	27	2,314
WageWorks, Inc.*	34	2,284
Washington Real Estate Investment Trust	71	2,265
STAG Industrial, Inc.	82	2,263
Mack-Cali Realty Corp.	83	2,253
QTS Realty Trust, Inc. — Class A	43	2,250
RLJ Lodging Trust	113	2,245
Great Western Bancorp, Inc.	55	2,245
Hope Bancorp, Inc.	120	2,238
First Midwest Bancorp, Inc.	94	2,191
Blackhawk Network Holdings, Inc.*	50	2,179
Columbia Banking System, Inc.	54	2,152
Acadia Realty Trust	77	2,141
Old National Bancorp	124	2,139
Urban Edge Properties	90	2,136
CVB Financial Corp.	95	2,131
American Equity Investment Life Holding Co.	80	2,102
Care Capital Properties, Inc.	78	2,083
Pebblebrook Hotel Trust[1]	63	2,031
DiamondRock Hospitality Co.	184	2,015
Lexington Realty Trust	200	2,008
Trustmark Corp.	62	1,994
Enstar Group Ltd.*	10	1,987
Financial Engines, Inc.	54	1,976
RLI Corp.	36	1,966
Retail Opportunity Investments Corp. REIT	100	1,919
Xenia Hotels & Resorts, Inc.	99	1,918
LTC Properties, Inc.	36	1,850
Eagle Bancorp, Inc.*	29	1,836
Hilltop Holdings, Inc.	69	1,808
United Community Banks, Inc.	65	1,807
Alexander & Baldwin, Inc.	43	1,779
Summit Hotel Properties, Inc.	94	1,753
International Bancshares Corp.	50	1,753
Renasant Corp.	40	1,750
Genworth Financial, Inc. — Class A*	463	1,746
Invesco Mortgage Capital, Inc.	104	1,738
Astoria Financial Corp.	86	1,733
Bank of NT Butterfield & Son Ltd.	50	1,705
Banner Corp.	30	1,695
Potlatch Corp.	37	1,691
LegacyTexas Financial Group, Inc.	44	1,678
Capitol Federal Financial, Inc.	118	1,677
Rexford Industrial Realty, Inc.	61	1,674
Independent Bank Corp.	25	1,666
Argo Group International Holdings Ltd.	27	1,636
LendingClub Corp.*	293	1,614
TowneBank	52	1,602
Quality Care Properties, Inc.*	87	1,593
PRA Group, Inc.*	42	1,592
Ameris Bancorp	33	1,591
ServisFirst Bancshares, Inc.	43	1,586
First Financial Bancorp	57	1,579
Apollo Commercial Real Estate Finance, Inc.	85	1,577
WesBanco, Inc.	39	1,542
FCB Financial Holdings, Inc. — Class A*	32	1,528
First Merchants Corp.	38	1,525
Terreno Realty Corp.	45	1,515
Monogram Residential Trust, Inc.	155	1,505
Simmons First National Corp. — Class A	28	1,481
Kennedy-Wilson Holdings, Inc.	77	1,467
American Assets Trust, Inc.	37	1,457
Provident Financial Services, Inc.	57	1,447
NBT Bancorp, Inc.	39	1,441

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Washington Prime Group, Inc.	172	$1,440
Kite Realty Group Trust REIT	76	1,439
Horace Mann Educators Corp.	38	1,436
Kemper Corp.	37	1,428
Sabra Health Care REIT, Inc.	59	1,422
Waddell & Reed Financial, Inc. — Class A	75	1,416
Four Corners Property Trust, Inc.	56	1,406
Select Income REIT	58	1,394
Global Net Lease, Inc.	62	1,379
Northwest Bancshares, Inc.	87	1,358
Union Bankshares Corp.	40	1,356
Chesapeake Lodging Trust	55	1,346
Pacific Premier Bancorp, Inc.*	36	1,328
CBL & Associates Properties, Inc.[1]	155	1,307
BofI Holding, Inc.*,1	55	1,305
Westamerica Bancorporation	23	1,289
WSFS Financial Corp.	28	1,270
Walker & Dunlop, Inc.*	26	1,270
Artisan Partners Asset Management, Inc. — Class A	41	1,259
Park National Corp.	12	1,245
CenterState Banks, Inc.	50	1,243
Employers Holdings, Inc.	29	1,227
CareTrust REIT, Inc.	66	1,224
Redwood Trust, Inc.	71	1,210
AmTrust Financial Services, Inc.[1]	79	1,196
HFF, Inc. — Class A	34	1,182
Boston Private Financial Holdings, Inc.	77	1,182
CYS Investments, Inc.	140	1,177
Government Properties Income Trust	64	1,172
Berkshire Hills Bancorp, Inc.	33	1,160
Kearny Financial Corp.	78	1,158
S&T Bancorp, Inc.	32	1,148
First Commonwealth Financial Corp.	89	1,129
PennyMac Mortgage Investment Trust	61	1,116
MBIA, Inc.*	116	1,094
Heartland Financial USA, Inc.	23	1,083
WisdomTree Investments, Inc.[1]	106	1,078
Franklin Street Properties Corp.	96	1,064
Agree Realty Corp.	23	1,055
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	46	1,052
Navigators Group, Inc.	19	1,043
Capital Bank Financial Corp. — Class A	27	1,029
AMERISAFE, Inc.[1]	18	1,025
Tompkins Financial Corp.	13	1,023
Lakeland Financial Corp.	22	1,009
Brookline Bancorp, Inc.	69	1,007
Third Point Reinsurance Ltd.*	71	987
Seritage Growth Properties[1]	23	965
Monmouth Real Estate Investment Corp.	64	963
Beneficial Bancorp, Inc.	64	960
Aircastle Ltd.	44	957
Universal Health Realty Income Trust	12	954
Independent Bank Group, Inc.	16	952
National General Holdings Corp.	45	950
State Bank Financial Corp.	35	949
National Storage Affiliates Trust	41	948
Infinity Property & Casualty Corp.	10	940
Southside Bancshares, Inc.	27	929
Ramco-Gershenson Properties Trust	72	929
City Holding Co.	14	922
Capstead Mortgage Corp.	88	918
FNFV Group*	58	916
First Interstate BancSystem, Inc. — Class A	25	915
RE/MAX Holdings, Inc. — Class A	16	897
Sandy Spring Bancorp, Inc.	22	895
Moelis & Co. — Class A	23	894
Parkway, Inc.	39	893
Seacoast Banking Corporation of Florida*	37	892
Safety Insurance Group, Inc.	13	888
Encore Capital Group, Inc.*,1	22	883
United Fire Group, Inc.	20	881
First Busey Corp.	30	880
First BanCorp*	151	874
Ladder Capital Corp. — Class A	65	872
Stewart Information Services Corp.	19	862
Banc of California, Inc.[1]	40	860
FelCor Lodging Trust, Inc.	119	858
Enterprise Financial Services Corp.	21	857
ARMOUR Residential REIT, Inc.	34	850
Central Pacific Financial Corp.	27	850
Nelnet, Inc. — Class A	18	846
Alexander’s, Inc.	2	843
Hanmi Financial Corp.	29	825
St. Joe Co.*	44	825
KCG Holdings, Inc. — Class A*	41	818
Tier REIT, Inc.	44	813
Cohen & Steers, Inc.	20	811
MTGE Investment Corp.	42	790
OceanFirst Financial Corp.	29	786
United Financial Bancorp, Inc.	47	784
Piper Jaffray Cos.	13	779
Stock Yards Bancorp, Inc.	20	778
Lakeland Bancorp, Inc.	41	773
BancFirst Corp.	8	773
MainSource Financial Group, Inc.	23	771
iStar, Inc.*	64	771
New Senior Investment Group, Inc.	76	764
National Bank Holdings Corp. — Class A	23	762
OM Asset Management plc	51	758
HomeStreet, Inc.*	27	747
InfraREIT, Inc.	39	747
Meridian Bancorp, Inc.	44	744
Customers Bancorp, Inc.*	26	735
Flushing Financial Corp.	26	733
Maiden Holdings Ltd.	66	733
Universal Insurance Holdings, Inc.[1]	29	731
Ambac Financial Group, Inc.*	42	729
Washington Trust Bancorp, Inc.	14	722
1st Source Corp.	15	719
First Bancorp	23	719

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Univest Corporation of Pennsylvania	24	$719
Heritage Financial Corp.	27	716
Pennsylvania Real Estate Investment Trust	63	713
Easterly Government Properties, Inc.	34	712
Meta Financial Group, Inc.	8	712
Chatham Lodging Trust	35	703
Houlihan Lokey, Inc.	20	698
Investors Real Estate Trust	112	696
Northfield Bancorp, Inc.	40	686
PJT Partners, Inc. — Class A	17	684
German American Bancorp, Inc.	20	682
James River Group Holdings Ltd.	17	675
PHH Corp.*	49	675
Forestar Group, Inc.*	39	669
TriCo Bancshares	19	668
Hersha Hospitality Trust	36	666
Virtus Investment Partners, Inc.	6	666
TrustCo Bank Corp. NY	85	659
Cass Information Systems, Inc.	10	656
Preferred Bank/Los Angeles CA	12	642
New York Mortgage Trust, Inc.	103	641
National Western Life Group, Inc. — Class A	2	639
Bryn Mawr Bank Corp.	15	638
Investment Technology Group, Inc.	30	637
NorthStar Realty Europe Corp.	50	634
Independence Realty Trust, Inc.	64	632
ConnectOne Bancorp, Inc.	28	631
First of Long Island Corp.	22	629
Getty Realty Corp.	25	628
Flagstar Bancorp, Inc.*	20	616
Oritani Financial Corp.	36	614
Community Trust Bancorp, Inc.	14	613
CoBiz Financial, Inc.	35	609
NMI Holdings, Inc. — Class A*	53	607
Camden National Corp.	14	601
Stonegate Bank	13	600
First Potomac Realty Trust	54	600
Guaranty Bancorp	22	598
Diamond Hill Investment Group, Inc.	3	598
Altisource Residential Corp.	46	595
Greenlight Capital Re Ltd. — Class A*	28	585
Saul Centers, Inc.	10	580
Park Sterling Corp.	48	570
Dime Community Bancshares, Inc.	29	568
Bridge Bancorp, Inc.	17	566
FBL Financial Group, Inc. — Class A	9	554
CU Bancorp*	15	542
Great Southern Bancorp, Inc.	10	535
Urstadt Biddle Properties, Inc. — Class A	27	535
Armada Hoffler Properties, Inc.	41	531
TriState Capital Holdings, Inc.*	21	529
INTL FCStone, Inc.*	14	529
Horizon Bancorp	20	527
Anworth Mortgage Asset Corp.	87	523
QCR Holdings, Inc.	11	521
Federal Agricultural Mortgage Corp. — Class C	8	518
Pacific Continental Corp.	20	511
Greenhill & Company, Inc.	25	503
Gladstone Commercial Corp.	23	501
State National Companies, Inc.	27	496
Kinsale Capital Group, Inc.	13	485
Nationstar Mortgage Holdings, Inc.*	27	483
Peoples Bancorp, Inc.	15	482
First Defiance Financial Corp.	9	474
First Financial Corp.	10	473
Mercantile Bank Corp.	15	472
Trupanion, Inc.*	21	470
Peapack Gladstone Financial Corp.	15	469
Midland States Bancorp, Inc.	14	469
Opus Bank	19	460
AG Mortgage Investment Trust, Inc.	25	458
Fidelity Southern Corp.	20	457
Heritage Commerce Corp.	33	455
Franklin Financial Network, Inc.*	11	454
Waterstone Financial, Inc.	24	452
Enova International, Inc.*	30	446
UMH Properties, Inc.	26	443
Preferred Apartment Communities, Inc. — Class A	28	441
Nicolet Bankshares, Inc.*	8	438
Live Oak Bancshares, Inc.	18	436
Ashford Hospitality Trust, Inc.	71	432
Bar Harbor Bankshares	14	431
First Foundation, Inc.*	26	427
Allegiance Bancshares, Inc.*	11	421
Carolina Financial Corp.	13	420
Whitestone REIT — Class B	34	417
Republic First Bancorp, Inc.*	45	416
Independent Bank Corp.	19	413
First Community Bancshares, Inc.	15	410
CatchMark Timber Trust, Inc. — Class A	36	409
Southwest Bancorp, Inc.	16	409
Virtu Financial, Inc. — Class A1	23	406
OFG Bancorp	40	400
NexPoint Residential Trust, Inc.	16	398
Westwood Holdings Group, Inc.	7	397
National Commerce Corp.*	10	396
Marcus & Millichap, Inc.*	15	395
Blue Hills Bancorp, Inc.	22	394
Western Asset Mortgage Capital Corp.	38	391
Cowen, Inc. — Class A*	24	390
Green Bancorp, Inc.*	20	388
Financial Institutions, Inc.	13	387
State Auto Financial Corp.	15	386
World Acceptance Corp.*	5	375
United Community Financial Corp.	45	374
Access National Corp.	14	371
CorEnergy Infrastructure Trust, Inc.	11	369
Bank of Marin Bancorp	6	369
Cedar Realty Trust, Inc.	76	369

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

HomeTrust Bancshares, Inc.*	15	$366
Atlantic Capital Bancshares, Inc.*	19	361
Bank Mutual Corp.	39	357
West Bancorporation, Inc.	15	355
Arrow Financial Corp.	11	348
OneBeacon Insurance Group Ltd. — Class A	19	346
R1 RCM, Inc.*	92	345
Triumph Bancorp, Inc.*	14	344
City Office REIT, Inc.	27	343
Veritex Holdings, Inc.*	13	342
Fidelity & Guaranty Life	11	342
Bancorp, Inc.*	45	341
MidWestOne Financial Group, Inc.	10	339
CNB Financial Corp.	14	336
Farmers National Banc Corp.	23	334
First Connecticut Bancorp, Inc.	13	333
HCI Group, Inc.	7	329
MedEquities Realty Trust, Inc.	26	328
Ares Commercial Real Estate Corp.	25	327
People’s Utah Bancorp	12	322
Republic Bancorp, Inc. — Class A	9	321
Enterprise Bancorp, Inc.	9	320
Citizens, Inc.*,1	43	317
Clifton Bancorp, Inc.	19	314
Heritage Insurance Holdings, Inc.	24	312
Old Second Bancorp, Inc.	27	312
WashingtonFirst Bankshares, Inc.	9	311
Global Indemnity Ltd.*	8	310
First Mid-Illinois Bancshares, Inc.	9	308
Community Healthcare Trust, Inc.	12	307
Equity Bancshares, Inc. — Class A*	10	306
Orchid Island Capital, Inc.	31	306
Dynex Capital, Inc.	43	305
One Liberty Properties, Inc.	13	305
American National Bankshares, Inc.	8	296
NewStar Financial, Inc.	28	294
RMR Group, Inc. — Class A	6	292
PCSB Financial Corp.*	17	290
Arlington Asset Investment Corp. — Class A	21	287
Hamilton Lane, Inc. — Class A	13	286
Resource Capital Corp.	28	285
FRP Holdings, Inc.*	6	277
Bluerock Residential Growth REIT, Inc.	21	271
Sierra Bancorp	11	270
Farmers Capital Bank Corp.	7	270
eHealth, Inc.*	14	263
Peoples Financial Services Corp.	6	262
Ocwen Financial Corp.*	97	261
Farmland Partners, Inc.	29	259
Citizens & Northern Corp.	11	256
Western New England Bancorp, Inc.	25	254
United Insurance Holdings Corp.	16	252
PennyMac Financial Services, Inc. — Class A*	15	251
Farmers & Merchants Bancorp Incorporated/Archbold OH	4	248
Ashford Hospitality Prime, Inc.	24	247
Sun Bancorp, Inc.	10	247
National Bankshares, Inc.	6	245
Ames National Corp.	8	245
First Bancorp, Inc.	9	244
HarborOne Bancorp, Inc.*	12	240
Sutherland Asset Management Corp.	16	238
Health Insurance Innovations, Inc. — Class A*	10	235
BSB Bancorp, Inc.*	8	234
Ladenburg Thalmann Financial Services, Inc.*	94	229
Macatawa Bank Corp.	24	229
Consolidated-Tomoka Land Co.	4	228
Safeguard Scientifics, Inc.*	19	226
Old Line Bancshares, Inc.	8	225
WMIH Corp.*	178	223
Southern First Bancshares, Inc.*	6	222
EMC Insurance Group, Inc.	8	222
First Bancshares, Inc.	8	221
Baldwin & Lyons, Inc. — Class B	9	221
Summit Financial Group, Inc.	10	220
Territorial Bancorp, Inc.	7	218
Altisource Portfolio Solutions S.A.*,1	10	218
FB Financial Corp.*	6	217
KKR Real Estate Finance Trust, Inc.	10	215
MutualFirst Financial, Inc.	6	214
Regional Management Corp.*	9	213
Home Bancorp, Inc.	5	213
Paragon Commercial Corp.*	4	210
On Deck Capital, Inc.*	45	210
GAIN Capital Holdings, Inc.	33	206
Capital City Bank Group, Inc.	10	204
Cherry Hill Mortgage Investment Corp.	11	203
Marlin Business Services Corp.	8	201
Central Valley Community Bancorp	9	199
Codorus Valley Bancorp, Inc.	7	199
Charter Financial Corp.	11	198
Jernigan Capital, Inc.	9	198
Shore Bancshares, Inc.	12	197
Great Ajax Corp.	14	196
BankFinancial Corp.	13	194
Investors Title Co.	1	193
Federated National Holding Co.	12	192
Century Bancorp, Inc. — Class A	3	191
Union Bankshares, Inc.	4	190
Civista Bancshares, Inc.	9	188
Bankwell Financial Group, Inc.	6	187
RAIT Financial Trust	85	186
Premier Financial Bancorp, Inc.	9	185
First Business Financial Services, Inc.	8	185
Investar Holding Corp.	8	183
Northrim BanCorp, Inc.	6	182
Hingham Institution for Savings	1	182

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Bear State Financial, Inc.	19	$180
Southern National Bancorp of Virginia, Inc.	10	176
Cadence BanCorp*	8	175
Clipper Realty, Inc.	14	173
Associated Capital Group, Inc. — Class A	5	170
Norwood Financial Corp.	4	169
First Internet Bancorp	6	168
First Community Financial Partners, Inc.*	13	168
SmartFinancial, Inc.*	7	167
Community Bankers Trust Corp.*	20	165
Penns Woods Bancorp, Inc.	4	165
Pzena Investment Management, Inc. — Class A	16	163
Tiptree, Inc. — Class A	23	162
Southern Missouri Bancorp, Inc.	5	161
SI Financial Group, Inc.	10	161
NI Holdings, Inc.*	9	161
LCNB Corp.	8	160
Orrstown Financial Services, Inc.	7	160
Evans Bancorp, Inc.	4	160
Xenith Bankshares, Inc.*	5	155
MBT Financial Corp.	16	155
Bank of Commerce Holdings	14	155
Community Financial Corp.	4	154
Howard Bancorp, Inc.*	8	154
Owens Realty Mortgage, Inc.	9	153
ACNB Corp.	5	153
Timberland Bancorp, Inc.	6	152
Impac Mortgage Holdings, Inc.*	10	151
Sunshine Bancorp, Inc.*	7	149
Atlas Financial Holdings, Inc.*	10	149
Oppenheimer Holdings, Inc. — Class A	9	148
Stratus Properties, Inc.	5	147
Ohio Valley Banc Corp.	4	144
Malvern Bancorp, Inc.*	6	144
Commerce Union Bancshares, Inc.	6	143
Northeast Bancorp	7	142
First Northwest Bancorp*	9	142
Capstar Financial Holdings, Inc.*	8	142
C&F Financial Corp.	3	141
BCB Bancorp, Inc.	9	138
FNB Bancorp	5	137
Entegra Financial Corp.*	6	137
Hallmark Financial Services, Inc.*	12	135
ASB Bancorp, Inc.*	3	132
Two River Bancorp	7	130
First Financial Northwest, Inc.	8	129
Donegal Group, Inc. — Class A	8	127
Prudential Bancorp, Inc.	7	127
Peoples Bancorp of North Carolina, Inc.	4	126
Global Medical REIT, Inc.	14	125
Pacific Mercantile Bancorp*	14	123
Independence Holding Co.	6	123
Chemung Financial Corp.	3	123
Kingstone Companies, Inc.	8	122
Maui Land & Pineapple Company, Inc.*	6	122
Trinity Place Holdings, Inc.*	17	121
Unity Bancorp, Inc.	7	120
Riverview Bancorp, Inc.	18	120
GAMCO Investors, Inc. — Class A	4	118
ESSA Bancorp, Inc.	8	118
Ellington Residential Mortgage REIT	8	117
Provident Financial Holdings, Inc.	6	116
Parke Bancorp, Inc.	5	112
United Security Bancshares	12	111
First Guaranty Bancshares, Inc.	4	109
Elevate Credit, Inc.*	13	103
DNB Financial Corp.	3	103
Crawford & Co. — Class B	11	102
Middlefield Banc Corp.	2	101
Old Point Financial Corp.	3	99
County Bancorp, Inc.	4	96
Silvercrest Asset Management Group, Inc. — Class A	7	94
MidSouth Bancorp, Inc.[1]	8	94
Blue Capital Reinsurance Holdings Ltd.	5	92
Provident Bancorp, Inc.*	4	90
Greene County Bancorp, Inc.	3	82
Guaranty Bancshares, Inc.	2	64
Transcontinental Realty Investors, Inc.*	2	54
California First National Bancorp	2	38
Fifth Street Asset Management, Inc.	7	34
Medley Management, Inc. — Class A	5	33
Griffin Industrial Realty, Inc.	1	31
Oconee Federal Financial Corp.	1	28
Total Financial		459,988

Consumer, Non-cyclical - 6.4%
Kite Pharma, Inc.*,1	45	4,664
Catalent, Inc.*	116	4,072
PAREXEL International Corp.*	46	3,997
Bluebird Bio, Inc.*	38	3,991
HealthSouth Corp.	82	3,969
Masimo Corp.*	41	3,737
NuVasive, Inc.*	47	3,614
Exact Sciences Corp.*,1	101	3,571
Grand Canyon Education, Inc.*	43	3,371
Clovis Oncology, Inc.*	36	3,371
Deluxe Corp.	45	3,114
Integra LifeSciences Holdings Corp.*	57	3,107
Healthcare Services Group, Inc.	66	3,091
Incorporated Research Holdings, Inc. — Class A*	50	2,925
Chemed Corp.	14	2,863
Molina Healthcare, Inc.*	41	2,836
Brink’s Co.	42	2,814
Insulet Corp.*	54	2,771
LivaNova plc*	45	2,754
Snyder’s-Lance, Inc.	79	2,735
PRA Health Sciences, Inc.*	36	2,700
Nektar Therapeutics*	137	2,678
Cantel Medical Corp.	34	2,649

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Wright Medical Group N.V.*	96	$2,639
Prestige Brands Holdings, Inc.*	49	2,588
Portola Pharmaceuticals, Inc.*	46	2,584
Sage Therapeutics, Inc.*	32	2,547
On Assignment, Inc.*	47	2,545
Medicines Co.*,1	64	2,433
ICU Medical, Inc.*	14	2,415
Darling Ingredients, Inc.*	151	2,377
Penumbra, Inc.*	27	2,369
Helen of Troy Ltd.*	25	2,352
Neogen Corp.*	34	2,350
Ironwood Pharmaceuticals, Inc. — Class A*	124	2,341
Ligand Pharmaceuticals, Inc. — Class B*	19	2,307
HealthEquity, Inc.*	46	2,292
Puma Biotechnology, Inc.*	26	2,272
Aaron’s, Inc.	58	2,256
Ultragenyx Pharmaceutical, Inc.*	36	2,236
Sanderson Farms, Inc.	19	2,197
Cimpress N.V.*	23	2,174
B&G Foods, Inc.	61	2,172
Adtalem Global Education, Inc.*	57	2,163
ABM Industries, Inc.	52	2,159
Globus Medical, Inc. — Class A*	65	2,155
Lancaster Colony Corp.	17	2,085
Nevro Corp.*	26	1,935
Advisory Board Co.*	37	1,906
Supernus Pharmaceuticals, Inc.*	44	1,896
Haemonetics Corp.*	48	1,896
Prothena Corporation plc*	35	1,894
Avis Budget Group, Inc.*	69	1,882
Sotheby’s*	35	1,878
J&J Snack Foods Corp.	14	1,849
Vector Group Ltd.	86	1,833
Blueprint Medicines Corp.*	36	1,824
Performance Food Group Co.*	66	1,808
Owens & Minor, Inc.	56	1,803
Cambrex Corp.*	30	1,793
Horizon Pharma plc*	150	1,781
FibroGen, Inc.*	55	1,777
Matthews International Corp. — Class A	29	1,776
Teladoc, Inc.*,1	50	1,735
United Natural Foods, Inc.*	47	1,725
Pacira Pharmaceuticals, Inc.*	36	1,717
Merit Medical Systems, Inc.*	45	1,717
Halyard Health, Inc.*	43	1,689
AMN Healthcare Services, Inc.*	43	1,679
Amedisys, Inc.*	26	1,633
Korn/Ferry International	47	1,623
Green Dot Corp. — Class A*	42	1,618
Sarepta Therapeutics, Inc.*	48	1,618
Magellan Health, Inc.*	22	1,604
Travelport Worldwide Ltd.	114	1,569
Avexis, Inc.*	19	1,561
Radius Health, Inc.*,1	34	1,538
Spectranetics Corp.*	40	1,536
Fresh Del Monte Produce, Inc.	30	1,527
Inogen, Inc.*	16	1,527
Myriad Genetics, Inc.*	59	1,525
Select Medical Holdings Corp.*	99	1,520
Theravance Biopharma, Inc.*	38	1,514
NxStage Medical, Inc.*	60	1,504
Universal Corp.	23	1,487
Aerie Pharmaceuticals, Inc.*	28	1,471
Tenet Healthcare Corp.*	75	1,451
Loxo Oncology, Inc.*	18	1,443
WD-40 Co.	13	1,435
Dean Foods Co.	84	1,428
HMS Holdings Corp.*	77	1,425
MiMedx Group, Inc.*,1	95	1,422
NutriSystem, Inc.	27	1,405
Cardtronics plc — Class A*	42	1,380
Tivity Health, Inc.*	34	1,355
Array BioPharma, Inc.*,1	159	1,331
Amicus Therapeutics, Inc.*	132	1,329
FTI Consulting, Inc.*	38	1,328
Repligen Corp.*	32	1,326
Halozyme Therapeutics, Inc.*	101	1,295
Bob Evans Farms, Inc.	18	1,293
CONMED Corp.[1]	25	1,274
Spark Therapeutics, Inc.*	21	1,255
Integer Holdings Corp.*	29	1,254
TriNet Group, Inc.*	38	1,244
Monro Muffler Brake, Inc.	29	1,211
Insperity, Inc.	17	1,207
Hostess Brands, Inc.*	74	1,191
Varex Imaging Corp.*	35	1,183
ACCO Brands Corp.*	100	1,165
Momenta Pharmaceuticals, Inc.*	68	1,149
Cal-Maine Foods, Inc.*,1	29	1,148
Natus Medical, Inc.*	30	1,119
Impax Laboratories, Inc.*	68	1,095
Paylocity Holding Corp.*	24	1,084
Glaukos Corp.*,1	26	1,078
Abaxis, Inc.	20	1,060
Boston Beer Company, Inc. — Class A*	8	1,058
Emergent BioSolutions, Inc.*	31	1,051
Calavo Growers, Inc.	15	1,036
TrueBlue, Inc.*	39	1,034
LendingTree, Inc.*	6	1,033
National Beverage Corp.	11	1,029
Dermira, Inc.*	35	1,020
LHC Group, Inc.*	15	1,018
Corcept Therapeutics, Inc.*	84	991
Central Garden & Pet Co. — Class A*	33	991
Insmed, Inc.*	57	978
EVERTEC, Inc.	56	969
Ensign Group, Inc.	44	958
Capella Education Co.	11	942
Cardiovascular Systems, Inc.*	29	935
Strayer Education, Inc.	10	932
Synergy Pharmaceuticals, Inc.*	209	930

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Global Blood Therapeutics, Inc.*	34	$930
Novocure Ltd.*	53	917
Coca-Cola Bottling Company Consolidated	4	915
Acceleron Pharma, Inc.*	30	912
SpartanNash Co.	35	909
K2M Group Holdings, Inc.*	37	901
Viad Corp.	19	898
OraSure Technologies, Inc.*	52	898
Kindred Healthcare, Inc.	77	897
Innoviva, Inc.*	70	896
Community Health Systems, Inc.*	88	876
Analogic Corp.	12	872
BioTelemetry, Inc.*	26	870
Weight Watchers International, Inc.*	26	869
Herc Holdings, Inc.*	22	865
Huron Consulting Group, Inc.*	20	864
Andersons, Inc.	25	854
Navigant Consulting, Inc.*	43	850
Immunomedics, Inc.*	94	830
RR Donnelley & Sons Co.	65	815
SUPERVALU, Inc.*	247	813
Luminex Corp.	38	803
ICF International, Inc.*	17	801
Acorda Therapeutics, Inc.*	40	788
McGrath RentCorp	22	762
TherapeuticsMD, Inc.*,1	144	759
Omeros Corp.*	38	756
Five Prime Therapeutics, Inc.*	25	753
ZIOPHARM Oncology, Inc.*,1	121	753
Orthofix International N.V.*	16	744
Almost Family, Inc.*	12	740
Xencor, Inc.*	35	739
Alarm.com Holdings, Inc.*	19	715
PharMerica Corp.*	27	709
Quidel Corp.*	26	706
USANA Health Sciences, Inc.*	11	705
CBIZ, Inc.*	47	705
AtriCure, Inc.*	29	703
National Healthcare Corp.	10	701
Retrophin, Inc.*	35	679
Intersect ENT, Inc.*	24	671
Vanda Pharmaceuticals, Inc.*	41	668
Quad/Graphics, Inc.	29	665
US Physical Therapy, Inc.	11	664
LSC Communications, Inc.	31	663
Lexicon Pharmaceuticals, Inc.*	40	658
Aimmune Therapeutics, Inc.*	32	658
Accelerate Diagnostics, Inc.*	24	656
Diplomat Pharmacy, Inc.*	44	651
Axovant Sciences Ltd.*	28	649
Esperion Therapeutics, Inc.*	14	648
Atrion Corp.	1	643
Anika Therapeutics, Inc.*	13	641
Team, Inc.*	27	633
Eagle Pharmaceuticals, Inc.*	8	631
Phibro Animal Health Corp. — Class A	17	630
Kelly Services, Inc. — Class A	28	629
MGP Ingredients, Inc.	12	614
Heska Corp.*	6	612
Meridian Bioscience, Inc.	38	599
CryoLife, Inc.*	30	599
Career Education Corp.*	62	595
Amphastar Pharmaceuticals, Inc.*	33	589
AMAG Pharmaceuticals, Inc.*	32	589
Achaogen, Inc.*	27	587
Inter Parfums, Inc.	16	586
Genomic Health, Inc.*	18	586
RPX Corp.*	42	586
Heron Therapeutics, Inc.*,1	42	582
Sangamo Therapeutics, Inc.*	66	581
Laureate Education, Inc. — Class A*	33	578
Hertz Global Holdings, Inc.*	50	575
Epizyme, Inc.*	38	574
Depomed, Inc.*	53	569
PTC Therapeutics, Inc.*	31	568
Tootsie Roll Industries, Inc.	16	558
Providence Service Corp.*	11	557
K12, Inc.*	31	556
ImmunoGen, Inc.*	78	555
Revance Therapeutics, Inc.*	21	554
iRhythm Technologies, Inc.*	13	552
AngioDynamics, Inc.*	34	551
MacroGenics, Inc.*	31	543
Keryx Biopharmaceuticals, Inc.*,1	75	542
Spectrum Pharmaceuticals, Inc.*	72	536
Lannett Company, Inc.*,1	26	530
Paratek Pharmaceuticals, Inc.*	22	530
SciClone Pharmaceuticals, Inc.*	48	528
Flexion Therapeutics, Inc.*	26	526
Versartis, Inc.*	30	524
Arena Pharmaceuticals, Inc.*	31	521
Albany Molecular Research, Inc.*	24	521
Editas Medicine, Inc.*	31	520
elf Beauty, Inc.*,1	19	517
Foundation Medicine, Inc.*	13	517
Aclaris Therapeutics, Inc.*	19	515
John B Sanfilippo & Son, Inc.	8	505
Enanta Pharmaceuticals, Inc.*	14	504
Coherus Biosciences, Inc.*	35	502
Achillion Pharmaceuticals, Inc.*	108	496
REGENXBIO, Inc.*	25	494
Alder Biopharmaceuticals, Inc.*	43	492
Otonomy, Inc.*	26	490
SP Plus Corp.*	16	489
Akebia Therapeutics, Inc.*	34	489
Inovio Pharmaceuticals, Inc.*	62	486
La Jolla Pharmaceutical Co.*	16	476
Ignyta, Inc.*	46	476
GenMark Diagnostics, Inc.*	40	473
MoneyGram International, Inc.*	27	466
Cytokinetics, Inc.*	38	460
Rent-A-Center, Inc.[1]	39	457

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

NeoGenomics, Inc.*	51	$457
TG Therapeutics, Inc.*	45	452
Progenics Pharmaceuticals, Inc.*	65	441
Ennis, Inc.	23	439
Weis Markets, Inc.	9	438
LeMaitre Vascular, Inc.	14	437
Dynavax Technologies Corp.*	45	434
Aduro Biotech, Inc.*	38	433
Ingles Markets, Inc. — Class A	13	433
Kforce, Inc.	22	431
Everi Holdings, Inc.*	59	430
CorVel Corp.*	9	427
Cross Country Healthcare, Inc.*	33	426
Antares Pharma, Inc.*	132	425
Lantheus Holdings, Inc.*	24	424
Enzo Biochem, Inc.*	38	420
AxoGen, Inc.*	25	419
CytomX Therapeutics, Inc.*	27	419
Landauer, Inc.	8	418
Calithera Biosciences, Inc.*	28	416
Medifast, Inc.	10	415
BioCryst Pharmaceuticals, Inc.*	74	411
STAAR Surgical Co.*	38	410
Barrett Business Services, Inc.	7	401
Surgery Partners, Inc.*	17	387
Intra-Cellular Therapies, Inc.*	31	385
Cara Therapeutics, Inc.*,1	25	385
Invacare Corp.	29	383
Geron Corp.*	137	379
Carriage Services, Inc. — Class A	14	377
Triple-S Management Corp. — Class B*	22	372
Heidrick & Struggles International, Inc.	17	370
Endologix, Inc.*	76	369
PDL BioPharma, Inc.*	147	363
Textainer Group Holdings Ltd.*	25	363
Iovance Biotherapeutics, Inc.*	49	360
Omega Protein Corp.	20	358
Accuray, Inc.*	75	356
Resources Connection, Inc.	26	356
American Public Education, Inc.*	15	355
Oxford Immunotec Global plc*	21	353
Forrester Research, Inc.	9	352
Capital Senior Living Corp.*	23	350
Rockwell Medical, Inc.*	44	349
Teligent, Inc.*	38	348
Invitae Corp.*	36	344
Hackett Group, Inc.	22	341
Surmodics, Inc.*	12	338
Zogenix, Inc.*	23	334
CAI International, Inc.*	14	330
ANI Pharmaceuticals, Inc.*	7	328
Vectrus, Inc.*	10	323
Atara Biotherapeutics, Inc.*	23	322
Central Garden & Pet Co.*	10	318
Natera, Inc.*	29	315
Rigel Pharmaceuticals, Inc.*	114	311
Cutera, Inc.*	12	311
Emerald Expositions Events, Inc.	14	307
SEACOR Marine Holdings, Inc.*	15	305
Amplify Snack Brands, Inc.*,1	31	299
Exactech, Inc.*,1	10	298
Novavax, Inc.*	259	298
RTI Surgical, Inc.*	50	293
Primo Water Corp.*	23	292
Bellicum Pharmaceuticals, Inc.*	25	292
Nutraceutical International Corp.	7	292
CRA International, Inc.	8	291
BioScrip, Inc.*	107	291
Tejon Ranch Co.*	14	289
Karyopharm Therapeutics, Inc.*	31	281
Insys Therapeutics, Inc.*,1	22	278
Pulse Biosciences, Inc.*	8	276
Celldex Therapeutics, Inc.*	111	274
Pacific Biosciences of California, Inc.*	77	274
ServiceSource International, Inc.*	70	272
Assembly Biosciences, Inc.*	13	268
Audentes Therapeutics, Inc.*	14	268
Aratana Therapeutics, Inc.*	37	268
Agenus, Inc.*	68	266
NanoString Technologies, Inc.*	16	265
RadNet, Inc.*	34	264
Collegium Pharmaceutical, Inc.*,1	21	263
Civitas Solutions, Inc.*	15	263
Revlon, Inc. — Class A*	11	261
Addus HomeCare Corp.*	7	260
Limoneira Co.	11	260
Corbus Pharmaceuticals Holdings, Inc.*	41	258
Cadiz, Inc.*,1	19	257
Reata Pharmaceuticals, Inc. — Class A*	8	253
Bridgepoint Education, Inc.*,1	17	251
Tetraphase Pharmaceuticals, Inc.*	35	250
B. Riley Financial, Inc.	13	248
BioSpecifics Technologies Corp.*	5	248
Adamas Pharmaceuticals, Inc.*	14	245
National Research Corp. — Class A	9	242
Farmer Brothers Co.*	8	242
Organovo Holdings, Inc.*	91	239
Cerus Corp.*	95	238
Concert Pharmaceuticals, Inc.*	17	237
Chimerix, Inc.*	43	234
Chefs’ Warehouse, Inc.*	18	234
Sucampo Pharmaceuticals, Inc. — Class A*	22	231
Tactile Systems Technology, Inc.*	8	229
Biohaven Pharmaceutical Holding Company Ltd.*	9	225
Great Lakes Dredge & Dock Corp.*	52	224
Advaxis, Inc.*	34	221
BioTime, Inc.*	70	221
Selecta Biosciences, Inc.*	11	218
Utah Medical Products, Inc.	3	217
Seres Therapeutics, Inc.*	19	215

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Willdan Group, Inc.*	7	$214
NantKwest, Inc.*	28	213
CardConnect Corp.*	14	211
MyoKardia, Inc.*	16	210
CSS Industries, Inc.	8	209
Intellia Therapeutics, Inc.*	13	208
Ra Pharmaceuticals, Inc.*	11	206
ChemoCentryx, Inc.*	22	206
WaVe Life Sciences Ltd.*	11	205
Minerva Neurosciences, Inc.*	23	204
Medpace Holdings, Inc.*	7	203
Cempra, Inc.*	44	202
Curis, Inc.*	107	202
Craft Brew Alliance, Inc.*	12	202
Durect Corp.*	126	197
Natural Health Trends Corp.	7	195
Ocular Therapeutix, Inc.*	21	195
Stemline Therapeutics, Inc.*	21	193
Syros Pharmaceuticals, Inc.*	12	193
Smart & Final Stores, Inc.*	21	191
Acacia Research Corp.*	46	189
Zynerba Pharmaceuticals, Inc.*	11	187
Seneca Foods Corp. — Class A*	6	186
Edge Therapeutics, Inc.*	18	185
Quotient Ltd.*	25	184
Veracyte, Inc.*	22	183
Catalyst Pharmaceuticals, Inc.*	66	182
Entellus Medical, Inc.*	11	182
Village Super Market, Inc. — Class A	7	181
Care.com, Inc.*	12	181
Anavex Life Sciences Corp.*	34	181
ViewRay, Inc.*	27	175
Collectors Universe, Inc.	7	174
Franklin Covey Co.*	9	174
Clearside Biomedical, Inc.*	19	173
Idera Pharmaceuticals, Inc.*	99	170
American Renal Associates Holdings, Inc.*	9	167
FONAR Corp.*	6	167
Kindred Biosciences, Inc.*	19	163
Pieris Pharmaceuticals, Inc.*	32	162
ConforMIS, Inc.*	37	159
Ardelyx, Inc.*	31	158
MediciNova, Inc.*	30	158
Immune Design Corp.*	16	156
Miragen Therapeutics, Inc.*	12	155
ARC Document Solutions, Inc.*	37	154
Ascent Capital Group, Inc. — Class A*	10	154
NewLink Genetics Corp.*	20	147
Merrimack Pharmaceuticals, Inc.	118	146
Strongbridge Biopharma plc*	20	143
Fortress Biotech, Inc.*	30	143
Athersys, Inc.*	94	142
Abeona Therapeutics, Inc.*	22	141
Conatus Pharmaceuticals, Inc.*	24	138
Genocea Biosciences, Inc.*	26	136
Corium International, Inc.*	18	134
Neff Corp. — Class A*	7	133
Nature’s Sunshine Products, Inc.	10	133
Neos Therapeutics, Inc.*	18	131
Novelion Therapeutics, Inc.*	14	129
Sientra, Inc.*	13	126
Information Services Group, Inc.*	30	123
Kura Oncology, Inc.*	13	121
AnaptysBio, Inc.*	5	120
Cascadian Therapeutics, Inc.*	32	119
Voyager Therapeutics, Inc.*	13	116
Trevena, Inc.*	50	115
Nymox Pharmaceutical Corp.*	26	114
Fate Therapeutics, Inc.*	35	113
Syndax Pharmaceuticals, Inc.*	8	112
BG Staffing, Inc.	6	104
Protagonist Therapeutics, Inc.*	9	102
Viveve Medical, Inc.*	14	101
Corvus Pharmaceuticals, Inc.*	8	97
Tocagen, Inc.*	8	96
Alico, Inc.	3	94
Recro Pharma, Inc.*	13	91
Asterias Biotherapeutics, Inc.*	25	89
VBI Vaccines, Inc.*	20	87
XBiotech, Inc.*	18	85
Jounce Therapeutics, Inc.*	6	84
Matinas BioPharma Holdings, Inc.*	49	83
Pendrell Corp.*	11	80
Obalon Therapeutics, Inc.*	8	79
Liberty Tax, Inc.	6	78
Turning Point Brands, Inc.*	5	77
AAC Holdings, Inc.*	11	76
Natural Grocers by Vitamin Cottage, Inc.*	8	66
Cambium Learning Group, Inc.*	13	66
Madrigal Pharmaceuticals, Inc.*	4	65
Genesis Healthcare, Inc.*	34	59
CPI Card Group, Inc.	19	54
Ovid therapeutics, Inc.*	5	52
Lifeway Foods, Inc.*	4	37
vTv Therapeutics, Inc. — Class A*	7	35
Oncocyte Corp.*	3	16
Total Consumer, Non-cyclical		376,198

Industrial - 4.2%
Curtiss-Wright Corp.	41	3,763
EMCOR Group, Inc.	54	3,530
Littelfuse, Inc.	21	3,465
Woodward, Inc.	49	3,310
SYNNEX Corp.	27	3,239
Tech Data Corp.*	32	3,232
Louisiana-Pacific Corp.*	134	3,230
Belden, Inc.	39	2,942
EnerSys	40	2,898
Summit Materials, Inc. — Class A*	99	2,857
John Bean Technologies Corp.	29	2,843
Trinseo S.A.	41	2,817
Kennametal, Inc.	74	2,769
MasTec, Inc.*	61	2,754

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Barnes Group, Inc.	46	$2,692
Sanmina Corp.*	68	2,591
MSA Safety, Inc.	31	2,515
Dycom Industries, Inc.*	28	2,507
Knight Transportation, Inc.	67	2,481
Tetra Tech, Inc.	53	2,425
KLX, Inc.*	48	2,400
Advanced Energy Industries, Inc.*	37	2,394
GATX Corp.	36	2,314
Esterline Technologies Corp.*	24	2,275
Rexnord Corp.*	96	2,231
Cree, Inc.*	90	2,219
RBC Bearings, Inc.*,1	21	2,137
Itron, Inc.*	31	2,100
Hillenbrand, Inc.	58	2,094
Moog, Inc. — Class A*	29	2,080
Applied Industrial Technologies, Inc.	35	2,066
Generac Holdings, Inc.*	57	2,059
Worthington Industries, Inc.	41	2,059
Vishay Intertechnology, Inc.	124	2,058
Masonite International Corp.*	27	2,039
KBR, Inc.	133	2,024
Golar LNG Ltd.	89	1,979
II-VI, Inc.*	56	1,921
Rogers Corp.*	17	1,847
Chicago Bridge & Iron Company N.V.[1]	93	1,835
Trex Company, Inc.*	27	1,827
TopBuild Corp.*	34	1,804
Granite Construction, Inc.	37	1,785
Franklin Electric Company, Inc.	43	1,780
Swift Transportation Co. — Class A*,1	67	1,775
Simpson Manufacturing Company, Inc.	38	1,661
Mueller Water Products, Inc. — Class A	142	1,659
KapStone Paper and Packaging Corp.	80	1,650
Watts Water Technologies, Inc. — Class A	26	1,643
Plexus Corp.*	31	1,630
Mueller Industries, Inc.	52	1,583
Universal Forest Products, Inc.	18	1,572
Proto Labs, Inc.*	23	1,547
Forward Air Corp.	28	1,492
Benchmark Electronics, Inc.*	46	1,486
Apogee Enterprises, Inc.	26	1,478
TTM Technologies, Inc.*	85	1,476
Brady Corp. — Class A	43	1,458
Covanta Holding Corp.	108	1,426
Triumph Group, Inc.	45	1,422
Fabrinet*	33	1,408
SPX FLOW, Inc.*	38	1,401
AAON, Inc.	38	1,400
Exponent, Inc.	24	1,399
Albany International Corp. — Class A	26	1,388
ESCO Technologies, Inc.	23	1,372
Knowles Corp.*	81	1,371
Builders FirstSource, Inc.*	89	1,363
Methode Electronics, Inc.	33	1,360
EnPro Industries, Inc.	19	1,356
Actuant Corp. — Class A	55	1,353
AZZ, Inc.	24	1,339
Greif, Inc. — Class A	24	1,339
Aerojet Rocketdyne Holdings, Inc.*	64	1,331
Werner Enterprises, Inc.	44	1,291
Comfort Systems USA, Inc.	34	1,261
Kaman Corp.	25	1,247
Axon Enterprise, Inc.*,1	48	1,207
OSI Systems, Inc.*	16	1,202
Harsco Corp.*	74	1,191
Tennant Co.	16	1,181
Saia, Inc.*	23	1,180
Matson, Inc.	39	1,172
Greenbrier Companies, Inc.	25	1,156
American Outdoor Brands Corp.*	52	1,152
Hub Group, Inc. — Class A*	30	1,151
Astec Industries, Inc.	20	1,110
US Concrete, Inc.*,1	14	1,100
Raven Industries, Inc.	33	1,099
Atlas Air Worldwide Holdings, Inc.*	21	1,095
Boise Cascade Co.*	36	1,094
Patrick Industries, Inc.*	15	1,093
Standex International Corp.	12	1,088
Novanta, Inc.*	30	1,080
Cubic Corp.	23	1,065
Multi-Color Corp.	13	1,061
Applied Optoelectronics, Inc.*,1	17	1,050
Air Transport Services Group, Inc.*	48	1,045
AAR Corp.	30	1,043
Badger Meter, Inc.	26	1,036
Altra Industrial Motion Corp.	26	1,035
Gibraltar Industries, Inc.*	29	1,034
US Ecology, Inc.	20	1,010
Sturm Ruger & Company, Inc.	16	994
SPX Corp.*	39	981
Tutor Perini Corp.*	34	978
Chart Industries, Inc.*	28	972
Sun Hydraulics Corp.	22	939
Federal Signal Corp.	54	937
Heartland Express, Inc.	44	916
Briggs & Stratton Corp.	38	916
Primoris Services Corp.	36	898
Lindsay Corp.	10	893
CIRCOR International, Inc.	15	891
TriMas Corp.*	42	876
Fitbit, Inc. — Class A*,1	161	855
Continental Building Products, Inc.*	36	839
Alamo Group, Inc.	9	817
Encore Wire Corp.	19	811
GoPro, Inc. — Class A*,1	99	805
Kratos Defense & Security Solutions, Inc.*	66	783
Argan, Inc.	13	780
Lydall, Inc.*	15	776
Kadant, Inc.	10	752
Ship Finance International Ltd.	55	748
Chase Corp.	7	747

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Caesarstone Ltd.*	21	$736
General Cable Corp.	45	736
Aerovironment, Inc.*	19	726
Milacron Holdings Corp.*	41	721
Manitowoc Company, Inc.*	118	709
Hyster-Yale Materials Handling, Inc.	10	703
AVX Corp.	42	686
NN, Inc.	25	686
JELD-WEN Holding, Inc.*	21	682
Aegion Corp. — Class A*	31	678
Quanex Building Products Corp.	32	677
Atkore International Group, Inc.*	30	677
Schneider National, Inc. — Class B	30	671
Advanced Drainage Systems, Inc.	33	663
CTS Corp.	29	626
NCI Building Systems, Inc.*	37	618
Global Brass & Copper Holdings, Inc.	20	611
Astronics Corp.*	20	609
Scorpio Tankers, Inc.	152	603
Marten Transport Ltd.	22	603
Griffon Corp.	27	593
Casella Waste Systems, Inc. — Class A*	36	591
International Seaways, Inc.*	27	585
Nordic American Tankers Ltd.	92	583
GasLog Ltd.	38	580
PGT Innovations, Inc.*	45	576
TimkenSteel Corp.*	37	569
FARO Technologies, Inc.*	15	567
Insteel Industries, Inc.	17	560
National Presto Industries, Inc.	5	553
KEMET Corp.*	42	538
Babcock & Wilcox Enterprises, Inc.*	45	529
Advanced Disposal Services, Inc.*	23	523
DXP Enterprises, Inc.*	15	518
SunPower Corp. — Class A*,1	55	514
Echo Global Logistics, Inc.*	25	498
ArcBest Corp.	24	494
MYR Group, Inc.*	15	465
Columbus McKinnon Corp.	18	458
Kimball Electronics, Inc.*	24	433
Control4 Corp.*	22	431
Mesa Laboratories, Inc.	3	430
Gorman-Rupp Co.	16	408
Frontline Ltd.	71	407
Haynes International, Inc.	11	399
Stoneridge, Inc.*	25	385
Scorpio Bulkers, Inc.*,1	54	383
Armstrong Flooring, Inc.*	21	377
Myers Industries, Inc.	21	377
Tredegar Corp.	24	366
VSE Corp.	8	360
Ply Gem Holdings, Inc.*	20	359
Mistras Group, Inc.*	16	352
YRC Worldwide, Inc.*	30	334
Teekay Corp.	50	334
Park Electrochemical Corp.	18	332
GP Strategies Corp.*	12	317
Ducommun, Inc.*	10	316
Sterling Construction Company, Inc.*	24	314
NVE Corp.	4	308
Park-Ohio Holdings Corp.	8	305
Greif, Inc. — Class B	5	302
NV5 Global, Inc.*	7	298
DHT Holdings, Inc.	71	295
Hudson Technologies, Inc.*	34	287
Energous Corp.*	17	276
Energy Recovery, Inc.*	33	274
Vicor Corp.*	15	269
American Railcar Industries, Inc.	7	268
CECO Environmental Corp.	28	257
Powell Industries, Inc.	8	256
Costamare, Inc.	34	249
Gener8 Maritime, Inc.*	43	245
Electro Scientific Industries, Inc.*	29	239
Bel Fuse, Inc. — Class B	9	222
Ichor Holdings Ltd.*	11	222
ZAGG, Inc.*	25	216
Ardmore Shipping Corp.[1]	26	212
Daseke, Inc.*	19	211
Teekay Tankers Ltd. — Class A	112	211
Hurco Companies, Inc.	6	209
Heritage-Crystal Clean, Inc.*	13	207
LSB Industries, Inc.*	20	207
Roadrunner Transportation Systems, Inc.*	28	204
Intevac, Inc.*	18	200
LSI Industries, Inc.	22	199
Sparton Corp.*	9	198
Omega Flex, Inc.	3	193
Covenant Transportation Group, Inc. — Class A*	11	193
FreightCar America, Inc.	11	191
Radiant Logistics, Inc.*	35	188
Aqua Metals, Inc.*	15	188
Orion Group Holdings, Inc.*	25	187
Graham Corp.	9	177
Advanced Emissions Solutions, Inc.	19	174
LB Foster Co. — Class A*	8	172
UFP Technologies, Inc.*	6	170
AquaVenture Holdings Ltd.*	11	168
Eagle Bulk Shipping, Inc.*	35	166
Allied Motion Technologies, Inc.	6	163
Hill International, Inc.*	31	161
Olympic Steel, Inc.	8	156
Vishay Precision Group, Inc.*	9	156
Core Molding Technologies, Inc.*	7	151
Eastern Co.	5	150
Layne Christensen Co.*	17	149
Northwest Pipe Co.*	9	146
IES Holdings, Inc.*	8	145
Forterra, Inc.*	17	140
Dorian LPG Ltd.*	17	139
Iteris, Inc.*	22	137

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Hardinge, Inc.	11	$137
MicroVision, Inc.*	63	134
Lawson Products, Inc.*	6	133
Twin Disc, Inc.*	8	129
Pure Cycle Corp.*	16	124
CyberOptics Corp.*	6	124
Universal Logistics Holdings, Inc.	8	120
Ampco-Pittsburgh Corp.	8	118
Navios Maritime Holdings, Inc.*	83	114
Gencor Industries, Inc.*	7	113
Overseas Shipholding Group, Inc. — Class A*	42	112
Navios Maritime Acquisition Corp.	76	112
Fluidigm Corp.*	27	109
Napco Security Technologies, Inc.*	11	103
Safe Bulkers, Inc.*,1	44	101
Handy & Harman Ltd.*	3	94
Willis Lease Finance Corp.*	3	80
Revolution Lighting Technologies, Inc.*	11	72
Akoustis Technologies, Inc.*	8	70
Genco Shipping & Trading Ltd.*	7	66
NL Industries, Inc.*	8	56
Total Industrial		248,914

Consumer, Cyclical - 3.5%
Texas Roadhouse, Inc. — Class A	62	3,158
Cracker Barrel Old Country Store, Inc.[1]	18	3,010
Dana, Inc.	134	2,993
Jack in the Box, Inc.	29	2,856
Tenneco, Inc.	49	2,834
Beacon Roofing Supply, Inc.*	56	2,743
ILG, Inc.	98	2,694
Office Depot, Inc.	472	2,661
Dave & Buster’s Entertainment, Inc.*	39	2,593
FirstCash, Inc.	44	2,564
Five Below, Inc.*	50	2,468
Wolverine World Wide, Inc.	87	2,436
Marriott Vacations Worldwide Corp.	20	2,355
Hawaiian Holdings, Inc.*	49	2,300
LCI Industries	22	2,253
Churchill Downs, Inc.	12	2,200
Steven Madden Ltd.*	54	2,157
Anixter International, Inc.*	27	2,111
Dorman Products, Inc.*	25	2,069
Cheesecake Factory, Inc.	41	2,061
iRobot Corp.*	24	2,018
RH*,1	31	1,999
Big Lots, Inc.[1]	41	1,980
Deckers Outdoor Corp.*	29	1,980
Lithia Motors, Inc. — Class A	21	1,979
UniFirst Corp.	14	1,970
Bloomin’ Brands, Inc.	92	1,953
TRI Pointe Group, Inc.*	145	1,912
Boyd Gaming Corp.	77	1,910
Buffalo Wild Wings, Inc.*	15	1,901
Ollie’s Bargain Outlet Holdings, Inc.*	44	1,874
KB Home	77	1,845
Planet Fitness, Inc. — Class A	78	1,821
American Eagle Outfitters, Inc.	150	1,808
Papa John’s International, Inc.	25	1,794
Cooper Tire & Rubber Co.	49	1,769
PriceSmart, Inc.	20	1,752
Brinker International, Inc.	45	1,715
Herman Miller, Inc.	55	1,672
Penn National Gaming, Inc.*	78	1,669
SkyWest, Inc.	47	1,650
HNI Corp.	41	1,635
Children’s Place, Inc.	16	1,634
Allegiant Travel Co. — Class A	12	1,627
Cooper-Standard Holdings, Inc.*	16	1,614
SiteOne Landscape Supply, Inc.*	31	1,614
Columbia Sportswear Co.	27	1,568
Red Rock Resorts, Inc. — Class A	63	1,484
Meritage Homes Corp.*	35	1,477
La-Z-Boy, Inc.	45	1,463
Core-Mark Holding Company, Inc.	42	1,389
Select Comfort Corp.*	38	1,349
Taylor Morrison Home Corp. — Class A*	56	1,345
MDC Holdings, Inc.	38	1,343
Triton International Ltd.	40	1,338
J.C. Penney Company, Inc.*	286	1,330
Gentherm, Inc.*	34	1,319
BMC Stock Holdings, Inc.*	60	1,311
Meritor, Inc.*	77	1,279
Scientific Games Corp. — Class A*	49	1,279
American Woodmark Corp.*	13	1,242
Mobile Mini, Inc.	41	1,224
Wabash National Corp.	55	1,209
Navistar International Corp.*	46	1,207
Group 1 Automotive, Inc.	19	1,203
American Axle & Manufacturing Holdings, Inc.*	77	1,201
Vista Outdoor, Inc.*	53	1,193
IMAX Corp.*	53	1,166
AMC Entertainment Holdings, Inc. — Class A	51	1,160
Fox Factory Holding Corp.*	32	1,139
Chico’s FAS, Inc.	119	1,121
Interface, Inc. — Class A	57	1,120
La Quinta Holdings, Inc.*	75	1,108
Steelcase, Inc. — Class A	79	1,106
Callaway Golf Co.	86	1,099
Belmond Ltd. — Class A*	82	1,091
Caleres, Inc.	39	1,083
DSW, Inc. — Class A	61	1,080
Installed Building Products, Inc.*	20	1,059
Standard Motor Products, Inc.	20	1,044
Cavco Industries, Inc.*	8	1,037
SeaWorld Entertainment, Inc.*	63	1,025
Winnebago Industries, Inc.	29	1,015
Sonic Corp.	38	1,007
Rush Enterprises, Inc. — Class A*	27	1,004
G-III Apparel Group Ltd.*	40	998

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Pinnacle Entertainment, Inc.*	49	$968
Asbury Automotive Group, Inc.*	17	961
HSN, Inc.	30	957
Oxford Industries, Inc.	15	937
ScanSource, Inc.*	23	927
Knoll, Inc.	45	902
Universal Electronics, Inc.*	13	869
International Speedway Corp. — Class A	23	864
Caesars Acquisition Co. — Class A*	45	857
Eldorado Resorts, Inc.*	42	840
Wingstop, Inc.	27	834
Dillard’s, Inc. — Class A1	14	808
Abercrombie & Fitch Co. — Class A	63	784
Red Robin Gourmet Burgers, Inc.*	12	783
Liberty TripAdvisor Holdings, Inc. — Class A*	67	777
ClubCorp Holdings, Inc.	59	773
Modine Manufacturing Co.*	46	761
Ethan Allen Interiors, Inc.	23	743
Denny’s Corp.*	63	742
PetMed Express, Inc.	18	731
BJ’s Restaurants, Inc.*	19	708
DineEquity, Inc.	16	705
Guess?, Inc.	55	703
Shake Shack, Inc. — Class A*,1	20	698
Douglas Dynamics, Inc.	20	658
Lumber Liquidators Holdings, Inc.*,1	26	652
LGI Homes, Inc.*,1	16	643
Tile Shop Holdings, Inc.	31	640
Caesars Entertainment Corp.*,1	53	636
M/I Homes, Inc.*	22	628
GMS, Inc.*	22	618
Genesco, Inc.*	18	610
Ruth’s Hospitality Group, Inc.	28	609
H&E Equipment Services, Inc.	29	592
Kimball International, Inc. — Class B	34	567
Wesco Aircraft Holdings, Inc.*	51	553
Titan International, Inc.	46	552
Nautilus, Inc.*	28	536
William Lyon Homes — Class A*	22	531
Finish Line, Inc. — Class A	37	524
Crocs, Inc.*	68	524
GNC Holdings, Inc. — Class A1	62	523
Marcus Corp.	17	513
Essendant, Inc.	34	504
Tailored Brands, Inc.	45	502
Fiesta Restaurant Group, Inc.*	24	496
Veritiv Corp.*	11	495
Sonic Automotive, Inc. — Class A	25	486
Buckle, Inc.[1]	27	481
Motorcar Parts of America, Inc.*	17	480
Express, Inc.*	71	479
Superior Industries International, Inc.	23	473
MarineMax, Inc.*	23	450
Malibu Boats, Inc. — Class A*	17	440
Unifi, Inc.*	14	431
Haverty Furniture Companies, Inc.	17	427
National CineMedia, Inc.	57	423
Barnes & Noble, Inc.	55	418
Acushnet Holdings Corp.	21	417
Hibbett Sports, Inc.*	20	415
Del Taco Restaurants, Inc.*	30	413
Hooker Furniture Corp.	10	412
Tower International, Inc.	18	404
Fossil Group, Inc.*	39	404
Biglari Holdings, Inc.*	1	400
Beazer Homes USA, Inc.*	29	398
Century Communities, Inc.*	16	397
Carrols Restaurant Group, Inc.*	32	392
Party City Holdco, Inc.*	25	391
Pier 1 Imports, Inc.	75	389
Cato Corp. — Class A	22	387
Freshpet, Inc.*	23	382
Flexsteel Industries, Inc.	7	379
Barnes & Noble Education, Inc.*	35	372
Francesca’s Holdings Corp.*	34	372
EZCORP, Inc. — Class A*	46	354
Movado Group, Inc.[1]	14	354
Chuy’s Holdings, Inc.*	15	351
PICO Holdings, Inc.*	20	350
Horizon Global Corp.*	24	345
Ascena Retail Group, Inc.*,1	159	342
Bassett Furniture Industries, Inc.	9	342
Camping World Holdings, Inc. — Class A	11	339
Regis Corp.*	33	339
MCBC Holdings, Inc.*	17	332
REV Group, Inc.	12	332
Culp, Inc.	10	325
Conn’s, Inc.*	17	325
Del Frisco’s Restaurant Group, Inc.*	20	322
Hovnanian Enterprises, Inc. — Class A*	114	319
Iconix Brand Group, Inc.*	46	318
Daktronics, Inc.	33	318
Titan Machinery, Inc.*	17	306
Fred’s, Inc. — Class A1	33	305
Monarch Casino & Resort, Inc.*	10	303
Habit Restaurants, Inc. — Class A*	19	300
PC Connection, Inc.	11	298
Eros International plc*,1	25	286
Intrawest Resorts Holdings, Inc.*	12	285
NACCO Industries, Inc. — Class A	4	284
Citi Trends, Inc.	13	276
Spartan Motors, Inc.	31	274
America’s Car-Mart, Inc.*	7	272
El Pollo Loco Holdings, Inc.*	19	263
Bojangles’, Inc.*	16	260
Reading International, Inc. — Class A*	16	258
Winmark Corp.	2	258
Miller Industries, Inc.	10	249
Big 5 Sporting Goods Corp.	19	248
Potbelly Corp.*	21	242
Green Brick Partners, Inc.*	21	240

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Perry Ellis International, Inc.*	12	$234
Vitamin Shoppe, Inc.*	20	233
Shoe Carnival, Inc.	11	230
AV Homes, Inc.*	11	221
West Marine, Inc.	17	218
Zoe’s Kitchen, Inc.*	18	214
Supreme Industries, Inc. — Class A	13	214
Zumiez, Inc.*	17	210
Golden Entertainment, Inc.*	10	207
Systemax, Inc.	11	207
Speedway Motorsports, Inc.	11	201
Nexeo Solutions, Inc.*,1	24	199
Commercial Vehicle Group, Inc.*	23	194
Johnson Outdoors, Inc. — Class A	4	193
RCI Hospitality Holdings, Inc.	8	191
Lindblad Expeditions Holdings, Inc.*	18	189
Nathan’s Famous, Inc.*	3	189
Vera Bradley, Inc.*	19	186
Rush Enterprises, Inc. — Class B*	5	182
Drive Shack, Inc.*	57	180
Superior Uniform Group, Inc.	8	179
Sportsman’s Warehouse Holdings, Inc.*,1	33	178
PCM, Inc.*	9	169
Weyco Group, Inc.	6	167
Duluth Holdings, Inc. — Class B*	9	164
Lifetime Brands, Inc.	9	163
Libbey, Inc.	20	161
Foundation Building Materials, Inc.*	12	154
Huttig Building Products, Inc.*	22	154
Sequential Brands Group, Inc.*,1	37	148
VOXX International Corp. — Class A*	18	148
J Alexander’s Holdings, Inc.*	12	147
Kirkland’s, Inc.*	14	144
Century Casinos, Inc.*	19	140
Castle Brands, Inc.*	80	138
Build-A-Bear Workshop, Inc. — Class A*	13	136
J. Jill, Inc.*	11	135
Delta Apparel, Inc.*	6	133
Escalade, Inc.	10	131
Black Diamond, Inc.*	19	126
New Home Company, Inc.*	11	126
Fogo De Chao, Inc.*	9	125
Tilly’s, Inc. — Class A	12	122
Blue Bird Corp.*	7	119
At Home Group, Inc.*	5	116
Ruby Tuesday, Inc.*	55	111
Red Lion Hotels Corp.*	15	110
Marine Products Corp.	7	109
Sears Holdings Corp.*	11	97
Gaia, Inc.*	8	90
Container Store Group, Inc.*	15	89
EnviroStar, Inc.	3	81
Boot Barn Holdings, Inc.*,1	11	78
UCP, Inc. — Class A*	7	77
Empire Resorts, Inc.*	3	72
Inspired Entertainment, Inc.*	4	52
Noodles & Co.*	11	43
CompX International, Inc.	2	31
Total Consumer, Cyclical		209,945

Technology - 3.1%
Medidata Solutions, Inc.*	52	4,067
Fair Isaac Corp.	28	3,903
Aspen Technology, Inc.*	69	3,813
EPAM Systems, Inc.*	45	3,784
Blackbaud, Inc.	44	3,773
Cirrus Logic, Inc.*	59	3,701
MAXIMUS, Inc.	59	3,695
j2 Global, Inc.	43	3,659
Monolithic Power Systems, Inc.	37	3,567
MKS Instruments, Inc.	50	3,365
Lumentum Holdings, Inc.*	56	3,195
Integrated Device Technology, Inc.*	123	3,172
Paycom Software, Inc.*	45	3,078
CACI International, Inc. — Class A*	23	2,876
Entegris, Inc.*	131	2,875
NetScout Systems, Inc.*	82	2,821
Science Applications International Corp.	40	2,777
Silicon Laboratories, Inc.*	39	2,666
ACI Worldwide, Inc.*	107	2,394
Verint Systems, Inc.*	58	2,361
Semtech Corp.*	60	2,145
Allscripts Healthcare Solutions, Inc.*	167	2,131
Convergys Corp.	87	2,069
MACOM Technology Solutions Holdings, Inc.*	37	2,063
HubSpot, Inc.*	31	2,038
Electronics for Imaging, Inc.*	43	2,037
CommVault Systems, Inc.*	36	2,032
Pegasystems, Inc.	34	1,984
Diebold Nixdorf, Inc.	70	1,960
RealPage, Inc.*	54	1,941
Power Integrations, Inc.	26	1,895
3D Systems Corp.*,1	101	1,889
2U, Inc.*	40	1,877
Acxiom Corp.*	72	1,871
VeriFone Systems, Inc.*	103	1,864
Mercury Systems, Inc.*	43	1,810
MicroStrategy, Inc. — Class A*	9	1,725
Cornerstone OnDemand, Inc.*	48	1,716
NeuStar, Inc. — Class A*	51	1,701
Cabot Microelectronics Corp.	23	1,698
ExlService Holdings, Inc.*	30	1,667
Twilio, Inc. — Class A*,1	57	1,659
Synaptics, Inc.*	32	1,655
Envestnet, Inc.*	40	1,584
MaxLinear, Inc. — Class A*	55	1,534
Omnicell, Inc.*	34	1,465
Ambarella, Inc.*,1	30	1,457
Callidus Software, Inc.*	59	1,428
Brooks Automation, Inc.	63	1,366
Progress Software Corp.	44	1,359
Xperi Corp.	45	1,341

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Inphi Corp.*	39	$1,338
Insight Enterprises, Inc.*	33	1,320
Box, Inc. — Class A*	72	1,313
CSG Systems International, Inc.	31	1,258
Sykes Enterprises, Inc.*	36	1,207
BroadSoft, Inc.*	28	1,205
Veeco Instruments, Inc.*	43	1,200
Ebix, Inc.	22	1,186
Qualys, Inc.*	29	1,183
Rambus, Inc.*	102	1,166
New Relic, Inc.*	27	1,161
Pure Storage, Inc. — Class A*	86	1,102
Stratasys Ltd.*,1	46	1,072
Five9, Inc.*	48	1,033
SPS Commerce, Inc.*	16	1,020
ManTech International Corp. — Class A	24	993
Bottomline Technologies de, Inc.*	37	951
Cotiviti Holdings, Inc.*	25	929
MINDBODY, Inc. — Class A*	34	925
Amkor Technology, Inc.*	94	918
Evolent Health, Inc. — Class A*	36	913
CEVA, Inc.*	20	909
Super Micro Computer, Inc.*	36	887
Diodes, Inc.*	35	841
Impinj, Inc.*	17	827
Quality Systems, Inc.*	48	826
FormFactor, Inc.*	66	818
Coupa Software, Inc.*	27	782
MTS Systems Corp.	15	777
Inovalon Holdings, Inc. — Class A*,1	58	763
Lattice Semiconductor Corp.*	113	753
Virtusa Corp.*	25	735
Monotype Imaging Holdings, Inc.	38	695
Vocera Communications, Inc.*	26	687
Cray, Inc.*	37	681
Varonis Systems, Inc.*	18	670
Rudolph Technologies, Inc.*	29	663
PROS Holdings, Inc.*	24	657
Nutanix, Inc. — Class A*	32	645
Synchronoss Technologies, Inc.*	39	642
Instructure, Inc.*	20	590
Unisys Corp.*	46	589
Axcelis Technologies, Inc.*	28	587
Photronics, Inc.*	62	583
Hortonworks, Inc.*	44	567
Ultra Clean Holdings, Inc.*	30	563
Nanometrics, Inc.*	22	556
Donnelley Financial Solutions, Inc.*	24	551
LivePerson, Inc.*	50	550
Benefitfocus, Inc.*	15	545
TeleTech Holdings, Inc.	13	530
Barracuda Networks, Inc.*	23	530
Syntel, Inc.	30	509
Carbonite, Inc.*	23	501
InnerWorkings, Inc.*	42	487
Engility Holdings, Inc.*	17	483
Xcerra Corp.*	49	479
CommerceHub, Inc.*	27	471
Silver Spring Networks, Inc.*	39	440
Workiva, Inc.*	23	438
PDF Solutions, Inc.*	26	428
KeyW Holding Corp.*,1	44	411
Cohu, Inc.	25	394
Actua Corp.*	28	393
Everbridge, Inc.*	16	390
Bazaarvoice, Inc.*	77	381
IXYS Corp.*	23	378
Xactly Corp.*	24	376
Digimarc Corp.*	9	361
Blackline, Inc.*	10	357
MuleSoft, Inc. — Class A*	14	349
Computer Programs & Systems, Inc.	10	328
MobileIron, Inc.*	51	309
QAD, Inc. — Class A	9	288
Alpha & Omega Semiconductor Ltd.*	17	283
Model N, Inc.*	21	279
Apptio, Inc. — Class A*	16	278
EMCORE Corp.	25	266
Presidio, Inc.*	18	258
American Software, Inc. — Class A	24	247
Immersion Corp.*	27	245
Castlight Health, Inc. — Class B*	59	245
Digi International, Inc.*	24	244
Glu Mobile, Inc.*	96	240
Mitek Systems, Inc.*	28	235
DSP Group, Inc.*	20	232
Appfolio, Inc. — Class A*	7	228
CommerceHub, Inc.*	13	226
AXT, Inc.*	34	216
Kopin Corp.*	57	211
pdvWireless, Inc.*	9	210
Cloudera, Inc.*	13	208
Sigma Designs, Inc.*	35	205
Quantum Corp.*	26	203
Maxwell Technologies, Inc.*	33	198
Brightcove, Inc.*	31	192
USA Technologies, Inc.*	36	187
Exa Corp.*	13	179
Rosetta Stone, Inc.*	16	172
DMC Global, Inc.	13	170
Avid Technology, Inc.*	31	163
Alteryx, Inc. — Class A*	8	156
Amber Road, Inc.*	18	154
Upland Software, Inc.*	7	154
Park City Group, Inc.*	12	146
Agilysys, Inc.*	14	142
Eastman Kodak Co.*	15	137
Tabula Rasa HealthCare, Inc.*	9	135
Guidance Software, Inc.*	20	132
Planet Payment, Inc.*	39	129
Radisys Corp.*	34	128
NCI, Inc. — Class A*	6	127

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Simulations Plus, Inc.	10	$124
Pixelworks, Inc.*	26	119
ExOne Co.*	10	115
StarTek, Inc.*	9	110
GSI Technology, Inc.*	13	102
Cogint, Inc.*	19	96
NantHealth, Inc.*	16	68
SecureWorks Corp. — Class A*	7	65
Tangoe, Inc.*	8	52
Majesco*	5	25
Veritone, Inc.*	2	23
Total Technology		182,305

Communications - 2.0%
Proofpoint, Inc.*	40	3,472
GrubHub, Inc.*	79	3,443
Ciena Corp.*	130	3,253
ViaSat, Inc.*	49	3,244
Finisar Corp.*	103	2,676
Nexstar Media Group, Inc. — Class A	42	2,513
Zendesk, Inc.*	90	2,499
InterDigital, Inc.	32	2,474
Stamps.com, Inc.*	15	2,323
Viavi Solutions, Inc.*	211	2,222
Sinclair Broadcast Group, Inc. — Class A	67	2,204
Yelp, Inc. — Class A*	72	2,161
Meredith Corp.	36	2,140
RingCentral, Inc. — Class A*	58	2,120
New York Times Co. — Class A	116	2,053
TiVo Corp.	108	2,014
WebMD Health Corp. — Class A*	34	1,994
DigitalGlobe, Inc.*	57	1,898
Cars.com, Inc.*,1	66	1,758
Plantronics, Inc.	31	1,622
Etsy, Inc.*	107	1,605
Cogent Communications Holdings, Inc.	38	1,524
Imperva, Inc.*	31	1,483
Shutterfly, Inc.*	31	1,473
Straight Path Communications, Inc. — Class B*	8	1,437
Oclaro, Inc.*,1	153	1,429
Infinera Corp.*	133	1,419
Time, Inc.	92	1,320
Shenandoah Telecommunications Co.	43	1,320
Gigamon, Inc.*	33	1,299
NETGEAR, Inc.*	30	1,293
Frontier Communications Corp.[1]	1,087	1,261
MSG Networks, Inc. — Class A*	55	1,235
Vonage Holdings Corp.*	184	1,203
Groupon, Inc. — Class A*	313	1,202
8x8, Inc.*	81	1,179
Houghton Mifflin Harcourt Co.*	95	1,169
TrueCar, Inc.*	58	1,156
Scholastic Corp.	26	1,133
NIC, Inc.	59	1,118
Ubiquiti Networks, Inc.*,1	21	1,091
Q2 Holdings, Inc.*	29	1,072
Consolidated Communications Holdings, Inc.	46	988
Chegg, Inc.*,1	77	946
EW Scripps Co. — Class A*	53	944
West Corp.[1]	40	933
Extreme Networks, Inc.*	101	931
ADTRAN, Inc.	45	929
GTT Communications, Inc.*	29	918
General Communication, Inc. — Class A*	25	916
Gannett Company, Inc.	105	916
ePlus, Inc.*	12	889
Web.com Group, Inc.*	35	886
Globalstar, Inc.*,1	409	871
Iridium Communications, Inc.*	77	851
Gray Television, Inc.*	59	808
Blucora, Inc.*	38	806
Trade Desk, Inc. — Class A*	16	802
Quotient Technology, Inc.*	68	782
Liberty Media Corporation-Liberty Braves — Class C*	32	767
Cincinnati Bell, Inc.*	39	762
Shutterstock, Inc.*	17	749
World Wrestling Entertainment, Inc. — Class A	35	713
Acacia Communications, Inc.*,1	17	705
ATN International, Inc.	10	684
Windstream Holdings, Inc.	176	683
ORBCOMM, Inc.*	60	678
CalAmp Corp.*	32	651
New Media Investment Group, Inc.	47	634
HealthStream, Inc.*	24	632
Gogo, Inc.*,1	53	611
Perficient, Inc.*	32	596
Bankrate, Inc.*	44	565
MDC Partners, Inc. — Class A	51	505
Loral Space & Communications, Inc.*	12	499
Boingo Wireless, Inc.*	33	494
Angie’s List, Inc.*	37	473
Endurance International Group Holdings, Inc.*	53	443
Tucows, Inc. — Class A*	8	428
XO Group, Inc.*	23	405
Entravision Communications Corp. — Class A	61	403
VASCO Data Security International, Inc.*	28	402
Comtech Telecommunications Corp.	21	398
Harmonic, Inc.*	73	383
A10 Networks, Inc.*	45	380
ShoreTel, Inc.*	63	365
Quantenna Communications, Inc.*	19	361
Lumos Networks Corp.*	20	357
Spok Holdings, Inc.	19	336
Sonus Networks, Inc.*	44	327
FTD Companies, Inc.*	16	320
Rapid7, Inc.*	19	320
Meet Group, Inc.*	62	313

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

FairPoint Communications, Inc.*	20	$313
Central European Media Enterprises Ltd. — Class A*	76	304
Carvana Co.*	14	287
Zix Corp.*	49	279
Calix, Inc.*	40	274
Internap Corp.*	74	272
Entercom Communications Corp. — Class A1	26	269
ChannelAdvisor Corp.*	23	266
Overstock.com, Inc.*	15	245
1-800-Flowers.com, Inc. — Class A*	24	234
tronc, Inc.*	18	232
NeoPhotonics Corp.*	30	232
IDT Corp. — Class B	16	230
Okta, Inc.*	10	228
Telenav, Inc.*	28	227
HC2 Holdings, Inc.*	38	223
Liberty Media Corporation - Liberty Braves — Class A*	9	215
VirnetX Holding Corp.*	47	214
Rubicon Project, Inc.*	41	211
Daily Journal Corp.*	1	206
Limelight Networks, Inc.*	69	199
Ominto, Inc.*	13	198
RigNet, Inc.*	12	193
TechTarget, Inc.*	18	187
Lands’ End, Inc.*	12	179
Reis, Inc.	8	170
Global Eagle Entertainment, Inc.*	47	167
Hemisphere Media Group, Inc.*	14	166
Clear Channel Outdoor Holdings, Inc. — Class A	33	160
Liquidity Services, Inc.*	24	152
Hawaiian Telcom Holdco, Inc.*	6	150
Yext, Inc.*	11	147
Clearfield, Inc.*	11	145
Aerohive Networks, Inc.*	29	145
Corindus Vascular Robotics, Inc.*	77	143
QuinStreet, Inc.*	34	142
Global Sources Ltd.*	7	140
Preformed Line Products Co.	3	139
Saga Communications, Inc. — Class A	3	137
KVH Industries, Inc.*	14	133
DHI Group, Inc.*	45	128
Ooma, Inc.*	16	128
Rightside Group Ltd.*	11	117
Intelsat S.A.*	33	101
RealNetworks, Inc.*	22	95
Rocket Fuel, Inc.*	33	91
Leaf Group Ltd.*	11	86
Townsquare Media, Inc. — Class A*	8	82
Salem Media Group, Inc. — Class A	11	78
Beasley Broadcast Group, Inc. — Class A	4	39
Value Line, Inc.	1	18
Total Communications		118,078

Energy - 1.1%
PDC Energy, Inc.*	61	2,629
Callon Petroleum Co.*	187	1,975
Ultra Petroleum Corp.*	180	1,953
McDermott International, Inc.*	261	1,872
Matador Resources Co.*	83	1,774
Oasis Petroleum, Inc.*	217	1,747
Dril-Quip, Inc.*	35	1,708
SemGroup Corp. — Class A	61	1,647
NOW, Inc.*	99	1,592
Pattern Energy Group, Inc.	65	1,550
Delek US Holdings, Inc.	57	1,507
C&J Energy Services, Inc.*	43	1,474
Superior Energy Services, Inc.*	140	1,460
Ensco plc — Class A	281	1,450
Arch Coal, Inc. — Class A	20	1,366
MRC Global, Inc.*	82	1,355
SRC Energy, Inc.*,1	186	1,304
Oil States International, Inc.*	47	1,276
Rowan Companies plc — Class A*	108	1,106
Peabody Energy Corp.*	45	1,100
Carrizo Oil & Gas, Inc.*	58	1,010
Forum Energy Technologies, Inc.*	64	998
Unit Corp.*	48	899
TerraForm Power, Inc. — Class A*	74	888
Noble Corporation plc	225	815
Exterran Corp.*	30	801
Helix Energy Solutions Group, Inc.*	130	733
Archrock, Inc.	64	730
Green Plains, Inc.	35	719
Diamond Offshore Drilling, Inc.*,1	60	650
SunCoke Energy, Inc.*	59	643
Bonanza Creek Energy, Inc.*	19	602
Resolute Energy Corp.*	20	595
Newpark Resources, Inc.*	81	595
Atwood Oceanics, Inc.*	71	579
Thermon Group Holdings, Inc.*	30	575
Denbury Resources, Inc.*	366	560
Sunrun, Inc.*	78	555
SandRidge Energy, Inc.*	32	551
Ring Energy, Inc.*	42	546
Par Pacific Holdings, Inc.*	29	523
SEACOR Holdings, Inc.*	15	515
Tellurian, Inc.*	51	512
Energy XXI Gulf Coast, Inc.*	27	501
REX American Resources Corp.*	5	483
Penn Virginia Corp.*	13	478
Sanchez Energy Corp.*	65	467
Keane Group, Inc.*	29	464
Flotek Industries, Inc.*	51	456
Renewable Energy Group, Inc.*	35	453
Plug Power, Inc.*,1	206	420
TerraForm Global, Inc. — Class A*	82	414
Alon USA Energy, Inc.	30	400

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Basic Energy Services, Inc.*	16	$398
Jagged Peak Energy, Inc.*,1	29	387
Frank’s International N.V.	46	381
FutureFuel Corp.	23	347
California Resources Corp.*	39	333
Stone Energy Corp.*	18	331
CVR Energy, Inc.[1]	15	326
Panhandle Oil and Gas, Inc. — Class A	14	323
ProPetro Holding Corp.*	23	321
Clean Energy Fuels Corp.*	126	320
TETRA Technologies, Inc.*	106	296
Warrior Met Coal, Inc.	16	274
Natural Gas Services Group, Inc.*	11	273
Halcon Resources Corp.*	56	254
NCS Multistage Holdings, Inc.*	10	252
Cloud Peak Energy, Inc.*	68	240
Pacific Ethanol, Inc.*	38	238
Eclipse Resources Corp.*	81	232
Bristow Group, Inc.[1]	30	230
Abraxas Petroleum Corp.*	140	227
Matrix Service Co.*	24	224
WildHorse Resource Development Corp.*	18	223
Bill Barrett Corp.*	70	215
Trecora Resources*	18	203
Key Energy Services, Inc.*	10	192
Tesco Corp.*	43	191
Lilis Energy, Inc.*	39	191
Evolution Petroleum Corp.	23	186
TPI Composites, Inc.*	10	185
Era Group, Inc.*	18	170
W&T Offshore, Inc.*	86	169
Parker Drilling Co.*	124	167
Geospace Technologies Corp.*	12	166
SilverBow Resources, Inc.*	6	157
Gulf Island Fabrication, Inc.	13	151
Gastar Exploration, Inc.*	161	149
Contango Oil & Gas Co.*	22	146
CARBO Ceramics, Inc.*	21	144
Pioneer Energy Services Corp.*	70	144
Vivint Solar, Inc.*	24	140
Approach Resources, Inc.*	40	135
Mammoth Energy Services, Inc.*	7	130
EP Energy Corp. — Class A*	35	128
Midstates Petroleum Company, Inc.*	10	127
Independence Contract Drilling, Inc.*	32	124
Hallador Energy Co.	15	117
Isramco, Inc.*	1	114
PHI, Inc.*	11	107
Solaris Oilfield Infrastructure, Inc. — Class A*	9	104
Willbros Group, Inc.*	40	99
Earthstone Energy, Inc. — Class A*	9	90
Westmoreland Coal Co.*	17	83
Adams Resources & Energy, Inc.	2	82
Jones Energy, Inc. — Class A*	42	67
Select Energy Services, Inc. — Class A*	4	49
Ramaco Resources, Inc.*	6	36
Rosehill Resources, Inc.*	2	17
Total Energy		63,080

Utilities - 1.0%
IDACORP, Inc.	47	4,010
WGL Holdings, Inc.	47	3,921
Portland General Electric Co.	82	3,747
ALLETE, Inc.	47	3,369
ONE Gas, Inc.	48	3,351
Black Hills Corp.	49	3,306
Southwest Gas Holdings, Inc.	44	3,215
New Jersey Resources Corp.	79	3,136
Spire, Inc.	44	3,069
PNM Resources, Inc.	74	2,831
NorthWestern Corp.	45	2,746
South Jersey Industries, Inc.	74	2,529
Avista Corp.	59	2,505
Ormat Technologies, Inc.	37	2,171
MGE Energy, Inc.	32	2,059
El Paso Electric Co.	37	1,913
California Water Service Group	44	1,620
American States Water Co.	33	1,565
Northwest Natural Gas Co.	26	1,556
Otter Tail Corp.	36	1,426
Chesapeake Utilities Corp.	15	1,124
NRG Yield, Inc. — Class C	59	1,038
Dynegy, Inc.*	102	844
SJW Group	15	738
Unitil Corp.	13	628
Middlesex Water Co.	15	594
Connecticut Water Service, Inc.	10	555
NRG Yield, Inc. — Class A	32	546
York Water Co.	12	418
Artesian Resources Corp. — Class A	7	263
Atlantic Power Corp.*	106	254
Spark Energy, Inc. — Class A1	11	207
EnerNOC, Inc.*	25	194
Delta Natural Gas Company, Inc.	6	183
RGC Resources, Inc.	6	170
Consolidated Water Company Ltd.	13	161
Ameresco, Inc. — Class A*	17	131
Genie Energy Ltd. — Class B	12	91
Global Water Resources, Inc.	9	89
Total Utilities		62,273

Basic Materials - 1.0%
Sensient Technologies Corp.	41	3,301
PolyOne Corp.	75	2,905
US Silica Holdings, Inc.	75	2,662
HB Fuller Co.	46	2,350
Minerals Technologies, Inc.	32	2,341
Balchem Corp.	29	2,254
Ingevity Corp.*	39	2,239
Commercial Metals Co.	107	2,079
Compass Minerals International, Inc.	31	2,024
GCP Applied Technologies, Inc.*	66	2,013

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

AK Steel Holding Corp.*	291	$1,912
Cliffs Natural Resources, Inc.*	275	1,903
Hecla Mining Co.	363	1,851
Quaker Chemical Corp.	12	1,743
Allegheny Technologies, Inc.	100	1,701
Carpenter Technology Corp.	43	1,609
Stepan Co.	18	1,569
Innospec, Inc.	22	1,442
Coeur Mining, Inc.*	167	1,433
Ferro Corp.*	77	1,408
Kaiser Aluminum Corp.	15	1,328
Neenah Paper, Inc.	15	1,204
Schweitzer-Mauduit International, Inc.	28	1,042
Kraton Corp.*	28	964
Tronox Ltd. — Class A	60	907
AdvanSix, Inc.*	28	875
A. Schulman, Inc.	26	832
Innophos Holdings, Inc.	18	789
PH Glatfelter Co.	40	782
Deltic Timber Corp.	10	747
Century Aluminum Co.*	46	717
Calgon Carbon Corp.	47	710
Clearwater Paper Corp.*	15	701
Koppers Holdings, Inc.*,1	19	687
Materion Corp.	18	673
Rayonier Advanced Materials, Inc.[1]	40	629
Schnitzer Steel Industries, Inc. — Class A	24	605
Fairmount Santrol Holdings, Inc.*,1	143	558
Klondex Mines Ltd.*	162	546
CSW Industrials, Inc.*	13	502
American Vanguard Corp.	26	449
KMG Chemicals, Inc.	9	438
Hawkins, Inc.	9	417
Aceto Corp.	27	417
OMNOVA Solutions, Inc.*	40	390
Kronos Worldwide, Inc.	21	383
Landec Corp.*	25	371
Oil-Dri Corporation of America	5	210
Codexis, Inc.*	38	207
Uranium Energy Corp.*	126	200
Intrepid Potash, Inc.*	87	197
Gold Resource Corp.[1]	48	196
Smart Sand, Inc.*	20	178
United States Lime & Minerals, Inc.	2	157
Ryerson Holding Corp.*	15	149
Verso Corp. — Class A*	31	145
AgroFresh Solutions, Inc.*,1	20	144
Orchids Paper Products Co.[1]	8	104
Shiloh Industries, Inc.*	8	94
Valhi, Inc.	23	69
Total Basic Materials		61,452

Diversified - 0.0%
HRG Group, Inc.*	110	1,948
Wins Finance Holdings, Inc.*,††	1	205
Total Diversified		2,153

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	28	767

Total Common Stocks
(Cost $1,603,182)		1,785,153

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	1	—
Total Warrants
(Cost $—)		—

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	10	—
Tobira Therapeutics, Inc.
Expires 11/02/18*	7	—
Dyax Corp.
Expires 01/25/18*	106	—
Nexstar Media Group, Inc.
Expires 01/18/19*	207	—
Total Rights
(Cost $—)		—

MUTUAL FUNDS† - 51.6%
Guggenheim Strategy Fund I2	78,658	1,971,948
Guggenheim Strategy Fund II2	43,688	1,092,633
Total Mutual Funds
(Cost $3,059,788)		3,064,581

	Face Amount

REPURCHASE AGREEMENTS††,3 - 16.9%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[4]	$617,759	617,759
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[4]	271,397	271,397
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	115,140	115,140
Total Repurchase Agreements
(Cost $1,004,296)		1,004,296

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

SECURITIES LENDING COLLATERAL†,5 - 1.0%
First American Government Obligations Fund — Class Z, 0.84%[6]	61,720	$61,720
Total Securities Lending Collateral
(Cost $61,720)		61,720

Total Investments - 99.6%
(Cost $5,728,986)		$5,915,750
Other Assets & Liabilities, net - 0.4%		23,386
Total Net Assets - 100.0%		$5,939,136

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2017 Russell 2000 Index Swap 1.04%[7], Terminating 07/27/17 (Notional Value $1,527,400)	1,079	$3,052
Barclays Bank plc July 2017 Russell 2000 Index Swap 1.19%[7], Terminating 07/31/17 (Notional Value $1,234,436)	872	(872)
BNP Paribas July 2017 Russell 2000 Index Swap 0.82%[7], Terminating 07/28/17 (Notional Value $7,456,042)	5,268	(3,543)
(Total Notional Value $10,217,878)		$(1,363)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[5]	Securities lending collateral — See Note 6.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2		Level 2 - Other*	Level 3		Total
Common Stocks	$1,784,948	$205		$—	$—		$1,785,153
Equity Index Swap Agreements	—	—		3,052	—		3,052
Mutual Funds	3,064,581	—		—	—		3,064,581
Repurchase Agreements	—	1,004,296		—	—		1,004,296
Rights	—	—		—	—	**	—
Securities Lending Collateral	61,720	—		—	—		61,720
Warrants	—	—	**	—	—		—
Total Assets	$4,911,249	$1,004,501		$3,052	$—		$5,918,802

Investments in Securities (Liabilities)	Level 1	Level 2		Level 2 - Other*	Level 3		Total
Equity Index Swap Agreements	$—	$—		$4,415	$—		$4,415

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, the Fund had a security with a total value of $360 transfer out of Level 1 into Level 2 due to the lack of an active market at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $59,478 of securities loaned (cost $1,664,902)	$1,846,873
Investments in affiliated issuers, at value (cost $3,059,788)	3,064,581
Repurchase agreements, at value (cost $1,004,296)	1,004,296
Total investments (cost $5,728,986)	5,915,750
Segregated cash with broker	166,750
Unrealized appreciation on swap agreements	3,052
Receivables:
Variation margin	3,235
Dividends	5,958
Interest	28
Securities lending income	95
Total assets	6,094,868

Liabilities:
Unrealized depreciation on swap agreements	4,415
Overdraft due to custodian bank	2,061
Payable for:
Return of securities loaned	61,720
Fund shares redeemed	59,311
Securities purchased	4,247
Management fees	3,979
Transfer agent and administrative fees	1,105
Investor service fees	1,105
Portfolio accounting fees	442
Swap settlement	208
Miscellaneous	17,139
Total liabilities	155,732
Commitments and contingent liabilities (Note 13)	—
Net assets	$5,939,136

Net assets consist of:
Paid in capital	$5,399,202
Accumulated net investment loss	(17,252)
Accumulated net realized gain on investments	371,785
Net unrealized appreciation on investments	185,401
Net assets	$5,939,136
Capital shares outstanding	28,507
Net asset value per share	$208.34

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$15,916
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $5)	14,031
Interest	4,248
Income from securities lending, net	900
Total investment income	35,095

Expenses:
Management fees	26,034
Transfer agent and administrative fees	7,232
Investor service fees	7,232
Portfolio accounting fees	2,893
Professional fees	5,843
Printing expenses	2,858
Custodian fees	583
Trustees’ fees*	435
Line of credit fees	53
Miscellaneous	(1,068)
Total expenses	52,095
Net investment loss	(17,000)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	278,832
Investments in affiliated issuers	769
Swap agreements	87,584
Futures contracts	82,829
Net realized gain	450,014
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(144,552)
Investments in affiliated issuers	2,185
Swap agreements	(59,393)
Futures contracts	216
Net change in unrealized appreciation (depreciation)	(201,544)
Net realized and unrealized gain	248,470
Net increase in net assets resulting from operations	$231,470

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(17,000)	$(33,078)
Net realized gain on investments	450,014	1,695,224
Net change in unrealized appreciation (depreciation) on investments	(201,544)	193,861
Net increase in net assets resulting from operations	231,470	1,856,007

Capital share transactions:
Proceeds from sale of shares	56,507,098	113,812,849
Cost of shares redeemed	(56,546,198)	(112,691,802)
Net increase (decrease) from capital share transactions	(39,100)	1,121,047
Net increase in net assets	192,370	2,977,054

Net assets:
Beginning of period	5,746,766	2,769,712
End of period	$5,939,136	$5,746,766
Accumulated net investment loss at end of period	$(17,252)	$(252)

Capital share activity:
Shares sold	287,016	706,410
Shares redeemed	(288,298)	(696,448)
Net increase (decrease) in shares	(1,282)	9,962

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$192.92	$139.69	$180.03	$262.78	$141.50	$109.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.58)	(1.11)	(1.73)	(2.53)	(1.63)	(.96)
Net gain (loss) on investments (realized and unrealized)	16.00	54.34	(17.40)	11.64	122.91	32.93
Total from investment operations	15.42	53.23	(19.13)	9.11	121.28	31.97
Less distributions from:
Net realized gains	—	—	(21.21)	(91.86)	—	—
Total distributions	—	—	(21.21)	(91.86)	—	—
Net asset value, end of period	$208.34	$192.92	$139.69	$180.03	$262.78	$141.50

Total Return[c]	8.00%	38.11%	(13.15%)	5.17%	85.72%	29.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,939	$5,747	$2,770	$5,528	$5,196	$3,156
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.74%)	(1.00%)	(1.07%)	(0.86%)	(0.76%)
Total expenses[d]	1.80%	1.77%	1.70%	1.77%	1.75%	1.77%
Portfolio turnover rate	371%	1,125%	327%	360%	80%	325%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	28.6%
Guggenheim Strategy Fund I	25.9%
Kite Pharma, Inc.	0.1%
Gramercy Property Trust	0.1%
Catalent, Inc.	0.1%
Medidata Solutions, Inc.	0.1%
IDACORP, Inc.	0.1%
PAREXEL International Corp.	0.1%
Fair Isaac Corp.	0.1%
HealthSouth Corp.	0.1%
Top Ten Total	55.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Russell 2000® 1.5x Strategy Fund	6.44%	36.44%	18.02%	5.61%
Russell 2000 Index	4.99%	24.60%	17.13%	9.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 26.5%

Financial - 6.8%
Gramercy Property Trust	152	$4,517
Wintrust Financial Corp.	56	4,280
MGIC Investment Corp.*	372	4,221
IBERIABANK Corp.	51	4,156
Hancock Holding Co.	84	4,115
Umpqua Holdings Corp.	222	4,075
Healthcare Realty Trust, Inc.	116	3,962
United Bankshares, Inc.	100	3,919
Texas Capital Bancshares, Inc.*	50	3,869
Ellie Mae, Inc.*	34	3,738
Cousins Properties, Inc.	419	3,683
GEO Group, Inc.	123	3,637
CNO Financial Group, Inc.	171	3,569
MB Financial, Inc.	81	3,566
Sunstone Hotel Investors, Inc.	221	3,563
Radian Group, Inc.	217	3,548
Primerica, Inc.	46	3,485
Investors Bancorp, Inc.	260	3,473
Colony Starwood Homes	101	3,465
Chemical Financial Corp.	71	3,436
LaSalle Hotel Properties	114	3,397
UMB Financial Corp.	45	3,368
First Industrial Realty Trust, Inc.	117	3,349
Fulton Financial Corp.	172	3,267
Home BancShares, Inc.	129	3,212
National Health Investors, Inc.	40	3,168
Physicians Realty Trust REIT	154	3,102
Stifel Financial Corp.*	67	3,081
Sterling Bancorp	132	3,069
Valley National Bancorp	259	3,059
Washington Federal, Inc.	90	2,988
Selective Insurance Group, Inc.	58	2,903
Evercore Partners, Inc. — Class A	41	2,891
Education Realty Trust, Inc.	74	2,868
Essent Group Ltd.*	77	2,860
Cathay General Bancorp	75	2,846
First Financial Bankshares, Inc.	64	2,829
Glacier Bancorp, Inc.	77	2,819
Ryman Hospitality Properties, Inc.	44	2,816
EastGroup Properties, Inc.	33	2,765
Community Bank System, Inc.	49	2,733
PS Business Parks, Inc.	20	2,648
BancorpSouth, Inc.	86	2,623
First Citizens BancShares, Inc. — Class A	7	2,609
WageWorks, Inc.*	37	2,486
South State Corp.	29	2,485
STAG Industrial, Inc.	90	2,484
Mack-Cali Realty Corp.	91	2,470
QTS Realty Trust, Inc. — Class A	47	2,460
Washington Real Estate Investment Trust	77	2,456
RLJ Lodging Trust	123	2,444
Hope Bancorp, Inc.	130	2,425
Great Western Bancorp, Inc.	59	2,408
Blackhawk Network Holdings, Inc.*	55	2,398
First Midwest Bancorp, Inc.	102	2,378
Acadia Realty Trust	84	2,335
CVB Financial Corp.	104	2,333
Old National Bancorp	135	2,329
Urban Edge Properties	98	2,326
Columbia Banking System, Inc.	58	2,311
American Equity Investment Life Holding Co.	87	2,286
Care Capital Properties, Inc.	84	2,243
Pebblebrook Hotel Trust[1]	69	2,225
DiamondRock Hospitality Co.	200	2,190
Trustmark Corp.	68	2,187
Enstar Group Ltd.*	11	2,185
Financial Engines, Inc.	59	2,159
Lexington Realty Trust	217	2,150
RLI Corp.	39	2,130
Xenia Hotels & Resorts, Inc.	108	2,092
Retail Opportunity Investments Corp. REIT	108	2,073
Eagle Bancorp, Inc.*	32	2,026
LTC Properties, Inc.	39	2,004
United Community Banks, Inc.	71	1,974
Hilltop Holdings, Inc.	75	1,966
Alexander & Baldwin, Inc.	47	1,945
International Bancshares Corp.	55	1,928
Summit Hotel Properties, Inc.	102	1,902
Genworth Financial, Inc. — Class A*	504	1,900
Invesco Mortgage Capital, Inc.	113	1,888
Renasant Corp.	43	1,881
Astoria Financial Corp.	93	1,874
Potlatch Corp.	41	1,874
Banner Corp.	33	1,865
Bank of NT Butterfield & Son Ltd.	54	1,841
Capitol Federal Financial, Inc.	129	1,833
LendingClub Corp.*	320	1,814
Rexford Industrial Realty, Inc.	66	1,811
Independent Bank Corp.	27	1,800
LegacyTexas Financial Group, Inc.	47	1,792
Argo Group International Holdings Ltd.	29	1,757
TowneBank	57	1,756
PRA Group, Inc.*	46	1,743
Quality Care Properties, Inc.*	95	1,739
Ameris Bancorp	36	1,735
First Financial Bancorp	62	1,717
Apollo Commercial Real Estate Finance, Inc.	92	1,707
ServisFirst Bancshares, Inc.	46	1,697
FCB Financial Holdings, Inc. — Class A*	35	1,671
WesBanco, Inc.	42	1,661
Terreno Realty Corp.	49	1,649
First Merchants Corp.	41	1,646
Monogram Residential Trust, Inc.	169	1,641
NBT Bancorp, Inc.	43	1,589
Simmons First National Corp. — Class A	30	1,587
Kennedy-Wilson Holdings, Inc.	83	1,581
American Assets Trust, Inc.	40	1,576
Provident Financial Services, Inc.	62	1,574

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Kite Realty Group Trust REIT	83	$1,571
Sabra Health Care REIT, Inc.	65	1,567
Washington Prime Group, Inc.	187	1,565
Horace Mann Educators Corp.	41	1,550
Kemper Corp.	40	1,544
Four Corners Property Trust, Inc.	61	1,532
Waddell & Reed Financial, Inc. — Class A	81	1,529
Select Income REIT	63	1,514
Global Net Lease, Inc.	67	1,490
Northwest Bancshares, Inc.	95	1,483
Union Bankshares Corp.	43	1,458
Chesapeake Lodging Trust	59	1,444
Pacific Premier Bancorp, Inc.*	39	1,439
CBL & Associates Properties, Inc.[1]	169	1,425
BofI Holding, Inc.*,1	60	1,423
Westamerica Bancorporation	25	1,401
Artisan Partners Asset Management, Inc. — Class A	45	1,382
Walker & Dunlop, Inc.*	28	1,367
WSFS Financial Corp.	30	1,361
Employers Holdings, Inc.	32	1,354
Park National Corp.	13	1,348
CenterState Banks, Inc.	54	1,342
CareTrust REIT, Inc.	72	1,335
Redwood Trust, Inc.	77	1,312
Boston Private Financial Holdings, Inc.	84	1,289
AmTrust Financial Services, Inc.[1]	85	1,287
HFF, Inc. — Class A	37	1,286
Government Properties Income Trust	70	1,282
CYS Investments, Inc.	152	1,278
Berkshire Hills Bancorp, Inc.	36	1,265
Kearny Financial Corp.	85	1,262
First Commonwealth Financial Corp.	97	1,230
S&T Bancorp, Inc.	34	1,219
PennyMac Mortgage Investment Trust	66	1,207
MBIA, Inc.*	126	1,188
Tompkins Financial Corp.	15	1,181
WisdomTree Investments, Inc.[1]	116	1,180
Heartland Financial USA, Inc.	25	1,178
Franklin Street Properties Corp.	105	1,163
Navigators Group, Inc.	21	1,153
Agree Realty Corp.	25	1,147
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	49	1,121
Capital Bank Financial Corp. — Class A	29	1,105
Lakeland Financial Corp.	24	1,101
Brookline Bancorp, Inc.	75	1,095
AMERISAFE, Inc.[1]	19	1,082
Independent Bank Group, Inc.	18	1,071
Third Point Reinsurance Ltd.*	77	1,070
Seritage Growth Properties[1]	25	1,049
Aircastle Ltd.	48	1,044
Monmouth Real Estate Investment Corp.	69	1,038
Beneficial Bancorp, Inc.	69	1,035
Universal Health Realty Income Trust	13	1,034
Infinity Property & Casualty Corp.	11	1,034
National General Holdings Corp.	49	1,034
State Bank Financial Corp.	38	1,031
Safety Insurance Group, Inc.	15	1,025
Ramco-Gershenson Properties Trust	79	1,019
National Storage Affiliates Trust	44	1,017
RE/MAX Holdings, Inc. — Class A	18	1,009
Capstead Mortgage Corp.	96	1,001
FNFV Group*	63	995
Southside Bancshares, Inc.	28	994
City Holding Co.	15	988
Sandy Spring Bancorp, Inc.	24	976
First Interstate BancSystem, Inc. — Class A	26	972
Moelis & Co. — Class A	25	971
First Busey Corp.	33	968
Seacoast Banking Corporation of Florida*	40	964
Encore Capital Group, Inc.*,1	24	964
Parkway, Inc.	42	961
Stewart Information Services Corp.	21	953
Ladder Capital Corp. — Class A	71	952
First BanCorp*	164	950
Banc of California, Inc.[1]	44	946
Central Pacific Financial Corp.	30	944
Nelnet, Inc. — Class A	20	940
Enterprise Financial Services Corp.	23	938
FelCor Lodging Trust, Inc.	129	930
United Fire Group, Inc.	21	925
ARMOUR Residential REIT, Inc.	37	925
Hanmi Financial Corp.	32	910
St. Joe Co.*	48	900
KCG Holdings, Inc. — Class A*	45	897
Tier REIT, Inc.	48	887
OceanFirst Financial Corp.	32	868
MTGE Investment Corp.	46	865
Stock Yards Bancorp, Inc.	22	856
Cohen & Steers, Inc.	21	851
United Financial Bancorp, Inc.	51	851
Lakeland Bancorp, Inc.	45	848
Alexander’s, Inc.	2	843
iStar, Inc.*	70	843
Piper Jaffray Cos.	14	839
MainSource Financial Group, Inc.	25	838
National Bank Holdings Corp. — Class A	25	828
New Senior Investment Group, Inc.	82	824
InfraREIT, Inc.	43	823
OM Asset Management plc	55	817
Meridian Bancorp, Inc.	48	811
Universal Insurance Holdings, Inc.[1]	32	806
HomeStreet, Inc.*	29	803
Meta Financial Group, Inc.	9	801
Maiden Holdings Ltd.	72	799
Customers Bancorp, Inc.*	28	792
Flushing Financial Corp.	28	789
First Bancorp	25	782
Pennsylvania Real Estate Investment Trust	69	781
Ambac Financial Group, Inc.*	45	781
Univest Corporation of Pennsylvania	26	779

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Virtus Investment Partners, Inc.	7	$777
Easterly Government Properties, Inc.	37	775
Washington Trust Bancorp, Inc.	15	773
BancFirst Corp.	8	773
Heritage Financial Corp.	29	769
Houlihan Lokey, Inc.	22	768
1st Source Corp.	16	767
Chatham Lodging Trust	38	763
Investors Real Estate Trust	122	758
Northfield Bancorp, Inc.	43	737
PHH Corp.*	53	730
PJT Partners, Inc. — Class A	18	724
Bryn Mawr Bank Corp.	17	723
Cass Information Systems, Inc.	11	722
Hersha Hospitality Trust	39	722
TrustCo Bank Corp. NY	93	721
Forestar Group, Inc.*	42	720
German American Bancorp, Inc.	21	716
James River Group Holdings Ltd.	18	715
TriCo Bancshares	20	703
Investment Technology Group, Inc.	33	701
NorthStar Realty Europe Corp.	55	697
New York Mortgage Trust, Inc.	112	697
Preferred Bank/Los Angeles CA	13	695
Independence Realty Trust, Inc.	70	691
Oritani Financial Corp.	40	682
Getty Realty Corp.	27	678
ConnectOne Bancorp, Inc.	30	677
CoBiz Financial, Inc.	38	661
First of Long Island Corp.	23	658
Community Trust Bancorp, Inc.	15	656
Guaranty Bancorp	24	653
NMI Holdings, Inc. — Class A*	57	653
Flagstar Bancorp, Inc.*	21	647
Altisource Residential Corp.	50	647
Stonegate Bank	14	647
First Potomac Realty Trust	58	644
Camden National Corp.	15	644
National Western Life Group, Inc. — Class A	2	639
Saul Centers, Inc.	11	638
Bridge Bancorp, Inc.	19	633
Dime Community Bancshares, Inc.	32	627
Greenlight Capital Re Ltd. — Class A*	30	627
Park Sterling Corp.	52	618
FBL Financial Group, Inc. — Class A	10	615
CU Bancorp*	17	615
Diamond Hill Investment Group, Inc.	3	598
Urstadt Biddle Properties, Inc. — Class A	30	594
Great Southern Bancorp, Inc.	11	589
Armada Hoffler Properties, Inc.	45	583
Federal Agricultural Mortgage Corp. — Class C	9	582
Anworth Mortgage Asset Corp.	95	571
QCR Holdings, Inc.	12	569
INTL FCStone, Inc.*	15	566
Pacific Continental Corp.	22	562
TriState Capital Holdings, Inc.*	22	554
Horizon Bancorp	21	553
State National Companies, Inc.	30	551
Gladstone Commercial Corp.	25	545
Greenhill & Company, Inc.	27	543
Peapack Gladstone Financial Corp.	17	532
First Defiance Financial Corp.	10	527
Kinsale Capital Group, Inc.	14	522
First Financial Corp.	11	520
Nationstar Mortgage Holdings, Inc.*	29	519
Peoples Bancorp, Inc.	16	514
AG Mortgage Investment Trust, Inc.	28	512
Opus Bank	21	508
Mercantile Bank Corp.	16	504
Fidelity Southern Corp.	22	503
Midland States Bancorp, Inc.	15	503
Heritage Commerce Corp.	36	496
Franklin Financial Network, Inc.*	12	495
Nicolet Bankshares, Inc.*	9	492
Trupanion, Inc.*	22	492
Waterstone Financial, Inc.	26	490
Enova International, Inc.*	33	490
Preferred Apartment Communities, Inc. — Class A	31	488
Live Oak Bancshares, Inc.	20	484
UMH Properties, Inc.	28	477
Ashford Hospitality Trust, Inc.	77	468
First Community Bancshares, Inc.	17	465
Bar Harbor Bankshares	15	462
First Foundation, Inc.*	28	460
Southwest Bancorp, Inc.	18	460
Westwood Holdings Group, Inc.	8	454
Republic First Bancorp, Inc.*	49	453
Whitestone REIT — Class B	37	453
Carolina Financial Corp.	14	452
World Acceptance Corp.*	6	449
CatchMark Timber Trust, Inc. — Class A	39	443
Virtu Financial, Inc. — Class A1	25	441
National Commerce Corp.*	11	435
Independent Bank Corp.	20	435
OFG Bancorp	43	430
Blue Hills Bancorp, Inc.	24	430
NexPoint Residential Trust, Inc.	17	423
Cowen, Inc. — Class A*	26	423
Western Asset Mortgage Capital Corp.	41	422
Marcus & Millichap, Inc.*	16	422
Allegiance Bancshares, Inc.*	11	421
Financial Institutions, Inc.	14	417
HomeTrust Bancshares, Inc.*	17	415
State Auto Financial Corp.	16	412
Green Bancorp, Inc.*	21	407
United Community Financial Corp.	49	407
CorEnergy Infrastructure Trust, Inc.	12	403
Cedar Realty Trust, Inc.	83	403
Atlantic Capital Bancshares, Inc.*	21	399

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Access National Corp.	15	$398
Bank Mutual Corp.	42	384
City Office REIT, Inc.	30	381
Arrow Financial Corp.	12	380
West Bancorporation, Inc.	16	378
HCI Group, Inc.	8	376
People’s Utah Bancorp	14	375
R1 RCM, Inc.*	100	375
MidWestOne Financial Group, Inc.	11	373
Bancorp, Inc.*	49	371
Bank of Marin Bancorp	6	369
Veritex Holdings, Inc.*	14	369
Triumph Bancorp, Inc.*	15	368
MedEquities Realty Trust, Inc.	29	366
OneBeacon Insurance Group Ltd. — Class A	20	365
Farmers National Banc Corp.	25	363
CNB Financial Corp.	15	360
First Connecticut Bancorp, Inc.	14	359
Republic Bancorp, Inc. — Class A	10	357
Ares Commercial Real Estate Corp.	27	353
Clifton Bancorp, Inc.	21	347
Citizens, Inc.*,1	47	347
WashingtonFirst Bankshares, Inc.	10	345
First Mid-Illinois Bancshares, Inc.	10	342
Fidelity & Guaranty Life	11	342
RMR Group, Inc. — Class A	7	341
Heritage Insurance Holdings, Inc.	26	339
Equity Bancshares, Inc. — Class A*	11	337
Old Second Bancorp, Inc.	29	335
Community Healthcare Trust, Inc.	13	333
One Liberty Properties, Inc.	14	328
Dynex Capital, Inc.	46	327
NewStar Financial, Inc.	31	326
Orchid Island Capital, Inc.	33	325
FRP Holdings, Inc.*	7	323
Enterprise Bancorp, Inc.	9	320
Arlington Asset Investment Corp. — Class A	23	314
Global Indemnity Ltd*	8	310
Hamilton Lane, Inc. — Class A	14	308
PCSB Financial Corp.*	18	307
Peoples Financial Services Corp.	7	306
Resource Capital Corp.	30	305
eHealth, Inc.*	16	301
Bluerock Residential Growth REIT, Inc.	23	296
American National Bankshares, Inc.	8	296
Sierra Bancorp	12	295
Farmland Partners, Inc.	32	286
National Bankshares, Inc.	7	286
Ocwen Financial Corp.*	106	285
Western New England Bancorp, Inc.	28	284
Citizens & Northern Corp.	12	279
Ashford Hospitality Prime, Inc.	27	278
Ames National Corp.	9	275
Sun Bancorp, Inc.	11	271
First Bancorp, Inc.	10	271
Farmers Capital Bank Corp.	7	270
United Insurance Holdings Corp.	17	267
PennyMac Financial Services, Inc. — Class A*	16	267
HarborOne Bancorp, Inc.*	13	259
Health Insurance Innovations, Inc. — Class A*	11	259
Home Bancorp, Inc.	6	255
Old Line Bancshares, Inc.	9	254
FB Financial Corp.*	7	253
Sutherland Asset Management Corp.	17	252
EMC Insurance Group, Inc.	9	250
Territorial Bancorp, Inc.	8	250
Ladenburg Thalmann Financial Services, Inc.*	102	249
First Bancshares, Inc.	9	248
Macatawa Bank Corp.	26	248
Farmers & Merchants Bancorp Incorporated/Archbold OH	4	248
WMIH Corp.*	194	243
Summit Financial Group, Inc.	11	242
Altisource Portfolio Solutions S.A.*,1	11	240
Safeguard Scientifics, Inc.*	20	238
Regional Management Corp.*	10	236
BSB Bancorp, Inc.*	8	234
On Deck Capital, Inc.*	49	228
Consolidated-Tomoka Land Co.	4	228
Codorus Valley Bancorp, Inc.	8	227
Marlin Business Services Corp.	9	226
Capital City Bank Group, Inc.	11	225
GAIN Capital Holdings, Inc.	36	224
Great Ajax Corp.	16	224
Southern First Bancshares, Inc.*	6	222
Cherry Hill Mortgage Investment Corp.	12	222
Central Valley Community Bancorp	10	222
Baldwin & Lyons, Inc. — Class B	9	221
Charter Financial Corp.	12	216
KKR Real Estate Finance Trust, Inc.	10	215
MutualFirst Financial, Inc.	6	214
Shore Bancshares, Inc.	13	214
Northrim BanCorp, Inc.	7	213
Paragon Commercial Corp.*	4	210
BankFinancial Corp.	14	209
Civista Bancshares, Inc.	10	209
Federated National Holding Co.	13	208
Penns Woods Bancorp, Inc.	5	206
RAIT Financial Trust	92	201
Evans Bancorp, Inc.	5	200
Bear State Financial, Inc.	21	199
Jernigan Capital, Inc.	9	198
Cadence BanCorp*	9	197
Southern National Bancorp of Virginia, Inc.	11	194
Southern Missouri Bancorp, Inc.	6	194
Investors Title Co.	1	193
Century Bancorp, Inc. — Class A	3	191

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Union Bankshares, Inc.	4	$190
Bankwell Financial Group, Inc.	6	187
Premier Financial Bancorp, Inc.	9	185
Clipper Realty, Inc.	15	185
First Business Financial Services, Inc.	8	185
Investar Holding Corp.	8	183
ACNB Corp.	6	183
Hingham Institution for Savings	1	182
First Community Financial Partners, Inc.*	14	181
LCNB Corp.	9	180
NI Holdings, Inc.*	10	179
SI Financial Group, Inc.	11	177
Bank of Commerce Holdings	16	177
Stratus Properties, Inc.	6	176
Tiptree, Inc. — Class A	25	176
MBT Financial Corp.	18	175
Howard Bancorp, Inc.*	9	173
Community Bankers Trust Corp.*	21	173
Pzena Investment Management, Inc. — Class A	17	173
Associated Capital Group, Inc. — Class A	5	170
Owens Realty Mortgage, Inc.	10	170
Norwood Financial Corp.	4	169
First Internet Bancorp	6	168
SmartFinancial, Inc.*	7	167
Commerce Union Bancshares, Inc.	7	167
Impac Mortgage Holdings, Inc.*	11	166
Oppenheimer Holdings, Inc. — Class A	10	164
Atlas Financial Holdings, Inc.*	11	164
Orrstown Financial Services, Inc.	7	160
Capstar Financial Holdings, Inc.*	9	160
Hallmark Financial Services, Inc.*	14	158
First Northwest Bancorp*	10	158
Xenith Bankshares, Inc.*	5	155
Community Financial Corp.	4	154
Timberland Bancorp, Inc.	6	152
Middlefield Banc Corp.	3	151
Sunshine Bancorp, Inc.*	7	149
GAMCO Investors, Inc. — Class A	5	148
Prudential Bancorp, Inc.	8	145
Ohio Valley Banc Corp.	4	144
Malvern Bancorp, Inc.*	6	144
Independence Holding Co.	7	143
Donegal Group, Inc. — Class A	9	143
Northeast Bancorp	7	142
Maui Land & Pineapple Company, Inc.*	7	142
C&F Financial Corp.	3	141
BCB Bancorp, Inc.	9	138
Kingstone Companies, Inc.	9	138
Unity Bancorp, Inc.	8	138
FNB Bancorp	5	137
Entegra Financial Corp.*	6	137
Parke Bancorp, Inc.	6	134
Global Medical REIT, Inc.	15	134
ESSA Bancorp, Inc.	9	132
Pacific Mercantile Bancorp*	15	132
ASB Bancorp, Inc.*	3	132
Old Point Financial Corp.	4	132
Two River Bancorp	7	130
First Financial Northwest, Inc.	8	129
Trinity Place Holdings, Inc.*	18	128
Peoples Bancorp of North Carolina, Inc.	4	126
Riverview Bancorp, Inc.	19	126
Chemung Financial Corp.	3	123
United Security Bancshares	13	120
County Bancorp, Inc.	5	120
Ellington Residential Mortgage REIT	8	117
Provident Financial Holdings, Inc.	6	116
Crawford & Co. — Class B	12	112
Elevate Credit, Inc.*	14	111
Blue Capital Reinsurance Holdings Ltd.	6	110
First Guaranty Bancshares, Inc.	4	109
MidSouth Bancorp, Inc.[1]	9	106
DNB Financial Corp.	3	103
Silvercrest Asset Management Group, Inc. — Class A	7	94
Provident Bancorp, Inc.*	4	90
Greene County Bancorp, Inc.	3	82
Guaranty Bancshares, Inc.	2	64
Transcontinental Realty Investors, Inc.*	2	54
California First National Bancorp	2	38
Fifth Street Asset Management, Inc.	7	34
Medley Management, Inc. — Class A	5	33
Griffin Industrial Realty, Inc.	1	31
Oconee Federal Financial Corp.	1	28
Total Financial		499,715

Consumer, Non-cyclical - 5.6%
Kite Pharma, Inc.*,1	49	5,079
Catalent, Inc.*	126	4,422
PAREXEL International Corp.*	50	4,345
HealthSouth Corp.	89	4,307
Bluebird Bio, Inc.*	41	4,307
Masimo Corp.*	45	4,102
NuVasive, Inc.*	51	3,922
Exact Sciences Corp.*	110	3,891
Grand Canyon Education, Inc.*	47	3,684
Clovis Oncology, Inc.*	39	3,651
Deluxe Corp.	49	3,391
Integra LifeSciences Holdings Corp.*	62	3,379
Healthcare Services Group, Inc.	71	3,324
Chemed Corp.	16	3,272
Incorporated Research Holdings, Inc. — Class A*	55	3,218
Brink’s Co.	46	3,082
Molina Healthcare, Inc.*	44	3,044
LivaNova plc*	49	2,998
Snyder’s-Lance, Inc.	86	2,978
Insulet Corp.*	58	2,976
PRA Health Sciences, Inc.*	39	2,924
Nektar Therapeutics*	148	2,892
Wright Medical Group N.V.*	105	2,886

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Portola Pharmaceuticals, Inc.*	50	$2,809
Cantel Medical Corp.	36	2,805
Prestige Brands Holdings, Inc.*	53	2,799
Sage Therapeutics, Inc.*	35	2,787
On Assignment, Inc.*	51	2,762
Medicines Co.*,1	69	2,623
ICU Medical, Inc.*	15	2,588
Darling Ingredients, Inc.*	164	2,581
Neogen Corp.*	37	2,557
Ligand Pharmaceuticals, Inc. — Class B*	21	2,549
Ironwood Pharmaceuticals, Inc. — Class A*	135	2,549
Penumbra, Inc.*	29	2,545
Helen of Troy Ltd.*	27	2,541
Puma Biotechnology, Inc.*	29	2,535
HealthEquity, Inc.*	50	2,492
Ultragenyx Pharmaceutical, Inc.*	40	2,484
Aaron’s, Inc.	63	2,451
Cimpress N.V.*	25	2,363
Globus Medical, Inc. — Class A*	71	2,354
Adtalem Global Education, Inc.*	62	2,353
B&G Foods, Inc.	66	2,350
Lancaster Colony Corp.	19	2,330
ABM Industries, Inc.	56	2,325
Sanderson Farms, Inc.[1]	20	2,313
Nevro Corp.*	28	2,084
Advisory Board Co.*	40	2,060
Prothena Corporation plc*	38	2,057
Haemonetics Corp.*	52	2,053
Avis Budget Group, Inc.*	75	2,045
Sotheby’s*	38	2,039
Supernus Pharmaceuticals, Inc.*	47	2,026
Vector Group Ltd.	94	2,003
J&J Snack Foods Corp.	15	1,981
Blueprint Medicines Corp.*	39	1,976
Cambrex Corp.*	33	1,972
Owens & Minor, Inc.	61	1,964
Horizon Pharma plc*	164	1,947
Performance Food Group Co.*	71	1,945
FibroGen, Inc.*	60	1,938
Matthews International Corp. — Class A	31	1,899
Teladoc, Inc.*,1	54	1,874
United Natural Foods, Inc.*	51	1,872
Merit Medical Systems, Inc.*	49	1,869
Pacira Pharmaceuticals, Inc.*	39	1,860
Halyard Health, Inc.*	47	1,846
AMN Healthcare Services, Inc.*	47	1,835
Amedisys, Inc.*	29	1,821
Green Dot Corp. — Class A*	46	1,772
Korn/Ferry International	51	1,761
Sarepta Therapeutics, Inc.*	52	1,753
Magellan Health, Inc.*	24	1,750
Travelport Worldwide Ltd.	124	1,706
Fresh Del Monte Produce, Inc.	33	1,680
Radius Health, Inc.*,1	37	1,674
Theravance Biopharma, Inc.*	42	1,673
Select Medical Holdings Corp.*	108	1,658
Myriad Genetics, Inc.*	64	1,654
Spectranetics Corp.*	43	1,651
Avexis, Inc.*	20	1,643
NxStage Medical, Inc.*	65	1,630
Inogen, Inc.*	17	1,622
Universal Corp.	25	1,617
Loxo Oncology, Inc.*	20	1,604
Aerie Pharmaceuticals, Inc.*	30	1,577
Tenet Healthcare Corp.*	81	1,567
NutriSystem, Inc.	30	1,562
MiMedx Group, Inc.*,1	104	1,557
HMS Holdings Corp.*	84	1,554
Dean Foods Co.	91	1,547
WD-40 Co.	14	1,545
Cardtronics plc — Class A*	46	1,512
Tivity Health, Inc.*	37	1,474
Amicus Therapeutics, Inc.*	144	1,450
Array BioPharma, Inc.*,1	173	1,448
Bob Evans Farms, Inc.	20	1,437
FTI Consulting, Inc.*	41	1,433
Repligen Corp.*	34	1,409
Halozyme Therapeutics, Inc.*	109	1,397
CONMED Corp.[1]	27	1,375
Spark Therapeutics, Inc.*	23	1,374
TriNet Group, Inc.*	41	1,342
Integer Holdings Corp.*	31	1,341
Monro Muffler Brake, Inc.	32	1,336
Hostess Brands, Inc.*	80	1,288
Varex Imaging Corp.*	38	1,284
Insperity, Inc.	18	1,278
ACCO Brands Corp.*	108	1,258
Momenta Pharmaceuticals, Inc.*	74	1,251
Cal-Maine Foods, Inc.*,1	31	1,228
Glaukos Corp.*,1	29	1,203
Natus Medical, Inc.*	32	1,194
Impax Laboratories, Inc.*	74	1,191
Boston Beer Company, Inc. — Class A*	9	1,189
Paylocity Holding Corp.*	26	1,175
Abaxis, Inc.	22	1,166
Emergent BioSolutions, Inc.*	34	1,153
Coca-Cola Bottling Company Consolidated	5	1,144
National Beverage Corp.	12	1,123
TrueBlue, Inc.*	42	1,113
Dermira, Inc.*	38	1,107
Calavo Growers, Inc.	16	1,105
LHC Group, Inc.*	16	1,086
Corcept Therapeutics, Inc.*	91	1,074
Insmed, Inc.*	62	1,064
EVERTEC, Inc.	61	1,055
Central Garden & Pet Co. — Class A*	35	1,051
Ensign Group, Inc.	48	1,045
LendingTree, Inc.*	6	1,033
Cardiovascular Systems, Inc.*	32	1,031
Capella Education Co.	12	1,027
Strayer Education, Inc.	11	1,025

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Global Blood Therapeutics, Inc.*	37	$1,012
Synergy Pharmaceuticals, Inc.*	227	1,010
Novocure Ltd.*,1	58	1,003
K2M Group Holdings, Inc.*	41	999
SpartanNash Co.	38	986
OraSure Technologies, Inc.*	57	984
Kindred Healthcare, Inc.	84	979
Innoviva, Inc.*	76	973
Acceleron Pharma, Inc.*	32	972
Huron Consulting Group, Inc.*	22	950
Community Health Systems, Inc.*	95	946
Viad Corp.	20	945
Analogic Corp.	13	944
Herc Holdings, Inc.*	24	944
BioTelemetry, Inc.*	28	937
Weight Watchers International, Inc.*	28	936
Navigant Consulting, Inc.*	47	929
Andersons, Inc.	27	922
Immunomedics, Inc.*	102	901
SUPERVALU, Inc.*	269	885
RR Donnelley & Sons Co.	70	878
Luminex Corp.	41	866
ICF International, Inc.*	18	848
Acorda Therapeutics, Inc.*	43	847
Omeros Corp.*	42	836
TherapeuticsMD, Inc.*,1	156	822
ZIOPHARM Oncology, Inc.*,1	132	821
Five Prime Therapeutics, Inc.*	27	813
Xencor, Inc.*	38	802
Almost Family, Inc.*	13	801
McGrath RentCorp	23	796
Orthofix International N.V.*	17	790
PharMerica Corp.*	30	788
AtriCure, Inc.*	32	776
National Healthcare Corp.	11	772
USANA Health Sciences, Inc.*	12	769
CBIZ, Inc.*	51	765
Quidel Corp.*	28	760
Alarm.com Holdings, Inc.*	20	753
Retrophin, Inc.*	38	737
Intersect ENT, Inc.*	26	727
US Physical Therapy, Inc.	12	725
Aimmune Therapeutics, Inc.*	35	720
Vanda Pharmaceuticals, Inc.*	44	717
Accelerate Diagnostics, Inc.*	26	711
Quad/Graphics, Inc.	31	711
Diplomat Pharmacy, Inc.*	48	710
Lexicon Pharmaceuticals, Inc.*	43	707
LSC Communications, Inc.	33	706
Phibro Animal Health Corp. — Class A	19	704
Kelly Services, Inc. — Class A	31	696
Axovant Sciences Ltd.*	30	696
Esperion Therapeutics, Inc.*	15	694
Anika Therapeutics, Inc.*	14	691
Team, Inc.*	29	680
MGP Ingredients, Inc.	13	665
Meridian Bioscience, Inc.	42	662
Career Education Corp.*	68	653
Genomic Health, Inc.*	20	651
AMAG Pharmaceuticals, Inc.*	35	644
Atrion Corp.	1	643
Amphastar Pharmaceuticals, Inc.*	36	643
CryoLife, Inc.*	32	638
Hertz Global Holdings, Inc.*	55	633
Eagle Pharmaceuticals, Inc.*	8	631
Laureate Education, Inc. — Class A*	36	631
Achaogen, Inc.*	29	630
RPX Corp.*	45	628
Sangamo Therapeutics, Inc.*	71	625
Heron Therapeutics, Inc.*,1	45	623
Inter Parfums, Inc.	17	624
Epizyme, Inc.*	41	619
Heska Corp.*	6	612
Depomed, Inc.*	57	612
K12, Inc.*	34	609
PTC Therapeutics, Inc.*	33	605
AngioDynamics, Inc.*	37	600
ImmunoGen, Inc.*	84	597
iRhythm Technologies, Inc.*	14	595
Keryx Biopharmaceuticals, Inc.*,1	82	593
Tootsie Roll Industries, Inc.	17	592
Spectrum Pharmaceuticals, Inc.*	78	581
Revance Therapeutics, Inc.*	22	581
Paratek Pharmaceuticals, Inc.*	24	578
MacroGenics, Inc.*	33	578
Versartis, Inc.*	33	576
Enanta Pharmaceuticals, Inc.*	16	576
SciClone Pharmaceuticals, Inc.*	52	572
elf Beauty, Inc.*,1	21	571
Lannett Company, Inc.*,1	28	571
Editas Medicine, Inc.*	34	571
John B Sanfilippo & Son, Inc.	9	568
Flexion Therapeutics, Inc.*	28	566
Albany Molecular Research, Inc.*	26	564
Providence Service Corp.*	11	557
Foundation Medicine, Inc.*	14	557
REGENXBIO, Inc.*	28	553
Arena Pharmaceuticals, Inc.*	32	547
Coherus Biosciences, Inc.*	38	545
Aclaris Therapeutics, Inc.*	20	542
Alder Biopharmaceuticals, Inc.*,1	47	538
Achillion Pharmaceuticals, Inc.*	117	537
La Jolla Pharmaceutical Co.*	18	536
Akebia Therapeutics, Inc.*	37	532
Otonomy, Inc.*	28	528
Inovio Pharmaceuticals, Inc.*	67	525
GenMark Diagnostics, Inc.*	44	521
SP Plus Corp.*	17	519
Ignyta, Inc.*	50	518
Cytokinetics, Inc.*	42	508
Rent-A-Center, Inc.[1]	43	504
NeoGenomics, Inc.*	56	502

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

MoneyGram International, Inc.*	29	$500
TG Therapeutics, Inc.*	49	492
Weis Markets, Inc.	10	487
Progenics Pharmaceuticals, Inc.*	71	482
Ennis, Inc.	25	478
Dynavax Technologies Corp.*	49	473
Landauer, Inc.	9	471
LeMaitre Vascular, Inc.	15	468
Aduro Biotech, Inc.*	41	467
Ingles Markets, Inc. — Class A	14	466
Everi Holdings, Inc.*	64	466
Antares Pharma, Inc.*	144	464
Calithera Biosciences, Inc.*	31	460
Lantheus Holdings, Inc.*	26	459
Medifast, Inc.	11	456
Enzo Biochem, Inc.*	41	453
AxoGen, Inc.*	27	452
Cross Country Healthcare, Inc.*	35	452
Kforce, Inc.	23	451
CytomX Therapeutics, Inc.*	29	450
BioCryst Pharmaceuticals, Inc.*	80	445
STAAR Surgical Co.*	41	443
Surgery Partners, Inc.*	19	432
CorVel Corp.*	9	427
Invacare Corp.	32	422
Intra-Cellular Therapies, Inc.*	34	422
Cara Therapeutics, Inc.*,1	27	416
Geron Corp.*	149	413
Carriage Services, Inc. — Class A	15	404
Barrett Business Services, Inc.	7	401
Endologix, Inc.*	82	399
Resources Connection, Inc.	29	397
Omega Protein Corp.	22	394
PDL BioPharma, Inc.*	159	393
Forrester Research, Inc.	10	392
Textainer Group Holdings Ltd.*	27	392
Heidrick & Struggles International, Inc.	18	392
Iovance Biotherapeutics, Inc.*	53	390
Accuray, Inc.*	82	390
Triple-S Management Corp. — Class B*	23	389
Oxford Immunotec Global plc*	23	387
Rockwell Medical, Inc.*	48	381
Capital Senior Living Corp.*	25	380
American Public Education, Inc.*	16	378
Teligent, Inc.*	41	375
ANI Pharmaceuticals, Inc.*	8	374
Invitae Corp.*	39	373
Hackett Group, Inc.	24	372
Surmodics, Inc.*	13	366
Atara Biotherapeutics, Inc.*	26	364
Zogenix, Inc.*	25	363
Vectrus, Inc.*	11	356
CAI International, Inc.*	15	354
Emerald Expositions Events, Inc.	16	350
Central Garden & Pet Co.*	11	350
Rigel Pharmaceuticals, Inc.*	124	339
Cutera, Inc.*	13	337
Natera, Inc.*	31	337
Nutraceutical International Corp.	8	333
Exactech, Inc.*,1	11	328
SEACOR Marine Holdings, Inc.*	16	326
Novavax, Inc.*	282	324
RTI Surgical, Inc.*	55	322
Amplify Snack Brands, Inc.*,1	33	318
Primo Water Corp.*	25	318
Bellicum Pharmaceuticals, Inc.*	27	315
BioScrip, Inc.*	116	315
Pulse Biosciences, Inc.*	9	311
Tejon Ranch Co.*	15	310
Karyopharm Therapeutics, Inc.*	34	308
Insys Therapeutics, Inc.*,1	24	304
Pacific Biosciences of California, Inc.*	84	299
Celldex Therapeutics, Inc.*	121	299
NanoString Technologies, Inc.*	18	298
BioSpecifics Technologies Corp.*	6	297
Aratana Therapeutics, Inc.*	41	296
ServiceSource International, Inc.*	76	295
CRA International, Inc.	8	291
Agenus, Inc.*	74	289
Assembly Biosciences, Inc.*	14	289
Collegium Pharmaceutical, Inc.*,1	23	288
Audentes Therapeutics, Inc.*	15	287
RadNet, Inc.*	37	287
Reata Pharmaceuticals, Inc. — Class A*	9	285
Revlon, Inc. — Class A*	12	284
Limoneira Co.	12	284
Cadiz, Inc.*,1	21	284
Civitas Solutions, Inc.*	16	280
Corbus Pharmaceuticals Holdings, Inc.*	44	277
Farmer Brothers Co.*	9	272
Tetraphase Pharmaceuticals, Inc.*	38	271
Bridgepoint Education, Inc.*,1	18	266
Adamas Pharmaceuticals, Inc.*	15	262
Addus HomeCare Corp.*	7	260
Organovo Holdings, Inc.*	99	260
B. Riley Financial, Inc.	14	260
Chefs’ Warehouse, Inc.*	20	260
Cerus Corp.*	103	259
Tactile Systems Technology, Inc.*	9	257
Chimerix, Inc.*	47	256
Sucampo Pharmaceuticals, Inc. — Class A*	24	252
Concert Pharmaceuticals, Inc.*	18	251
Biohaven Pharmaceutical Holding Company Ltd.*	10	250
Great Lakes Dredge & Dock Corp.*	57	245
Willdan Group, Inc.*	8	244
National Research Corp. — Class A	9	242
Advaxis, Inc.*	37	240
BioTime, Inc.*	76	239
Selecta Biosciences, Inc.*	12	238
CSS Industries, Inc.	9	235

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

NantKwest, Inc.*	31	$235
Seres Therapeutics, Inc.*	20	226
CardConnect Corp.*	15	226
Ra Pharmaceuticals, Inc.*	12	225
ChemoCentryx, Inc.*	24	225
Intellia Therapeutics, Inc.*	14	224
WaVe Life Sciences Ltd.*	12	223
MyoKardia, Inc.*	17	223
Minerva Neurosciences, Inc.*	25	221
Cempra, Inc.*	48	221
Curis, Inc.*	116	219
Craft Brew Alliance, Inc.*	13	219
Seneca Foods Corp. — Class A*	7	217
Utah Medical Products, Inc.	3	217
Durect Corp.*	137	214
Ocular Therapeutix, Inc.*	23	213
Stemline Therapeutics, Inc.*	23	212
Smart & Final Stores, Inc.*	23	209
Syros Pharmaceuticals, Inc.*	13	209
Village Super Market, Inc. — Class A	8	207
Edge Therapeutics, Inc.*	20	205
Acacia Research Corp.*	50	205
Medpace Holdings, Inc.*	7	203
Veracyte, Inc.*	24	200
Entellus Medical, Inc.*	12	199
Catalyst Pharmaceuticals, Inc.*	72	199
Quotient Ltd.*	27	199
Anavex Life Sciences Corp.*	37	197
Care.com, Inc.*	13	196
Natural Health Trends Corp.	7	195
Franklin Covey Co.*	10	193
Clearside Biomedical, Inc.*	21	191
ViewRay, Inc.*	29	188
Zynerba Pharmaceuticals, Inc.*	11	187
Idera Pharmaceuticals, Inc.*	108	186
American Renal Associates Holdings, Inc.*	10	186
Kindred Biosciences, Inc.*	21	181
Collectors Universe, Inc.	7	174
MediciNova, Inc.*	33	174
Pieris Pharmaceuticals, Inc.*	34	172
ConforMIS, Inc.*	40	172
Ascent Capital Group, Inc. — Class A*	11	169
Ardelyx, Inc.*	33	168
Miragen Therapeutics, Inc.*	13	168
FONAR Corp.*	6	167
ARC Document Solutions, Inc.*	40	166
Immune Design Corp.*	17	166
NewLink Genetics Corp.*	22	162
Merrimack Pharmaceuticals, Inc.	128	159
Strongbridge Biopharma plc*	22	157
Fortress Biotech, Inc.*	33	157
Athersys, Inc.*	102	154
Abeona Therapeutics, Inc.*	24	154
Neff Corp. — Class A*	8	152
Genocea Biosciences, Inc.*	29	151
Conatus Pharmaceuticals, Inc.*	26	150
Corium International, Inc.*	20	149
Nature’s Sunshine Products, Inc.	11	146
Neos Therapeutics, Inc.*	19	139
Novelion Therapeutics, Inc.*	15	138
Sientra, Inc.*	14	136
Voyager Therapeutics, Inc.*	15	134
Information Services Group, Inc.*	32	132
Kura Oncology, Inc.*	14	130
Nymox Pharmaceutical Corp.*	29	128
Trevena, Inc.*	55	127
Cascadian Therapeutics, Inc.*	34	126
Syndax Pharmaceuticals, Inc.*	9	126
Fate Therapeutics, Inc.*	38	123
BG Staffing, Inc.	7	122
AnaptysBio, Inc.*	5	120
Viveve Medical, Inc.*	15	108
Protagonist Therapeutics, Inc.*	9	102
Recro Pharma, Inc.*	14	98
Jounce Therapeutics, Inc.*	7	98
Corvus Pharmaceuticals, Inc.*	8	97
Tocagen, Inc.*	8	96
Asterias Biotherapeutics, Inc.*	27	96
VBI Vaccines, Inc.*	22	96
Alico, Inc.	3	94
Liberty Tax, Inc.	7	91
Matinas BioPharma Holdings, Inc.*	53	90
XBiotech, Inc.*	19	89
Obalon Therapeutics, Inc.*	9	89
Pendrell Corp.*	12	87
Turning Point Brands, Inc.*	5	77
AAC Holdings, Inc.*	11	76
Natural Grocers by Vitamin Cottage, Inc.*	9	74
Cambium Learning Group, Inc.*	14	71
Madrigal Pharmaceuticals, Inc.*	4	65
Genesis Healthcare, Inc.*	37	64
CPI Card Group, Inc.	20	57
Ovid therapeutics, Inc.*	5	52
Lifeway Foods, Inc.*	5	47
vTv Therapeutics, Inc. — Class A*	7	35
Oncocyte Corp.*	4	21
Total Consumer, Non-cyclical		408,412

Industrial - 3.7%
Curtiss-Wright Corp.	44	4,039
EMCOR Group, Inc.	59	3,856
Littelfuse, Inc.	23	3,795
Woodward, Inc.	53	3,581
Tech Data Corp.*	35	3,535
Louisiana-Pacific Corp.*	146	3,519
SYNNEX Corp.	29	3,479
EnerSys	44	3,188
Belden, Inc.	42	3,168
Summit Materials, Inc. — Class A*	107	3,089
John Bean Technologies Corp.	31	3,037
MasTec, Inc.*	67	3,025
Trinseo S.A.	44	3,023
Kennametal, Inc.	80	2,994

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Barnes Group, Inc.	50	$2,927
Sanmina Corp.*	74	2,819
Dycom Industries, Inc.*	31	2,775
Knight Transportation, Inc.	73	2,705
MSA Safety, Inc.	33	2,679
Tetra Tech, Inc.	57	2,608
KLX, Inc.*	52	2,600
Advanced Energy Industries, Inc.*	40	2,588
GATX Corp.	39	2,506
Esterline Technologies Corp.*	26	2,465
Rexnord Corp.*	104	2,417
Cree, Inc.*	98	2,416
RBC Bearings, Inc.*,1	23	2,340
Itron, Inc.*	34	2,304
Moog, Inc. — Class A*	32	2,295
Hillenbrand, Inc.	63	2,274
Masonite International Corp.*	30	2,265
Worthington Industries, Inc.	45	2,260
Applied Industrial Technologies, Inc.	38	2,244
Vishay Intertechnology, Inc.	135	2,241
Generac Holdings, Inc.*	62	2,240
KBR, Inc.	144	2,192
Golar LNG Ltd.	96	2,136
II-VI, Inc.*	61	2,092
Trex Company, Inc.*	30	2,030
Chicago Bridge & Iron Company N.V.[1]	101	1,993
TopBuild Corp.*	37	1,964
Rogers Corp.*	18	1,955
Swift Transportation Co. — Class A*,1	73	1,935
Granite Construction, Inc.	40	1,930
Franklin Electric Company, Inc.	46	1,904
Mueller Water Products, Inc. — Class A	154	1,799
KapStone Paper and Packaging Corp.	87	1,796
Simpson Manufacturing Company, Inc.	41	1,792
Plexus Corp.*	34	1,787
Watts Water Technologies, Inc. — Class A	28	1,770
Universal Forest Products, Inc.	20	1,746
Mueller Industries, Inc.	57	1,736
Proto Labs, Inc.*	25	1,681
Benchmark Electronics, Inc.*	50	1,615
TTM Technologies, Inc.*	93	1,614
Forward Air Corp.	30	1,598
Brady Corp. — Class A	47	1,593
Apogee Enterprises, Inc.	28	1,592
ESCO Technologies, Inc.	26	1,551
Albany International Corp. — Class A	29	1,549
Triumph Group, Inc.	49	1,548
Covanta Holding Corp.	117	1,544
Fabrinet*	36	1,536
Exponent, Inc.	26	1,516
SPX FLOW, Inc.*	41	1,512
AAON, Inc.	41	1,511
EnPro Industries, Inc.	21	1,499
Knowles Corp.*	88	1,489
Builders FirstSource, Inc.*	97	1,486
Methode Electronics, Inc.	36	1,483
Actuant Corp. — Class A	60	1,476
AZZ, Inc.	26	1,451
Greif, Inc. — Class A	26	1,450
Aerojet Rocketdyne Holdings, Inc.*	69	1,435
Werner Enterprises, Inc.	48	1,409
Comfort Systems USA, Inc.	37	1,373
Kaman Corp.	27	1,346
Tennant Co.	18	1,328
Axon Enterprise, Inc.*,1	52	1,307
Harsco Corp.*	81	1,304
Matson, Inc.	43	1,292
Saia, Inc.*	25	1,283
OSI Systems, Inc.*	17	1,278
Hub Group, Inc. — Class A*	33	1,266
Greenbrier Companies, Inc.	27	1,249
American Outdoor Brands Corp.*	56	1,241
Atlas Air Worldwide Holdings, Inc.*	23	1,199
Raven Industries, Inc.	36	1,199
Boise Cascade Co.*	39	1,186
Standex International Corp.	13	1,179
US Concrete, Inc.*,1	15	1,178
Astec Industries, Inc.	21	1,165
Patrick Industries, Inc.*	16	1,166
Cubic Corp.	25	1,158
Altra Industrial Motion Corp.	29	1,154
Novanta, Inc.*	32	1,152
Multi-Color Corp.	14	1,142
Gibraltar Industries, Inc.*	32	1,141
Air Transport Services Group, Inc.*	52	1,133
Badger Meter, Inc.	28	1,116
AAR Corp.	32	1,112
Applied Optoelectronics, Inc.*,1	18	1,112
US Ecology, Inc.	22	1,111
SPX Corp.*	43	1,082
Chart Industries, Inc.*	31	1,077
Tutor Perini Corp.*	37	1,064
Sturm Ruger & Company, Inc.	17	1,057
Federal Signal Corp.	59	1,024
Sun Hydraulics Corp.	24	1,024
Briggs & Stratton Corp.	42	1,012
CIRCOR International, Inc.	17	1,009
Heartland Express, Inc.	47	979
Primoris Services Corp.	39	973
TriMas Corp.*	46	959
Continental Building Products, Inc.*	40	932
Fitbit, Inc. — Class A*,1	175	929
Argan, Inc.	15	900
Lindsay Corp.	10	893
Lydall, Inc.*	17	879
GoPro, Inc. — Class A*,1	107	870
Kratos Defense & Security Solutions, Inc.*	72	855
Encore Wire Corp.	20	854
Kadant, Inc.	11	827
Alamo Group, Inc.	9	817
Ship Finance International Ltd.	60	816
Caesarstone Ltd.*	23	806

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Aerovironment, Inc.*	21	$802
General Cable Corp.	49	801
Milacron Holdings Corp.*	45	792
Manitowoc Company, Inc.*	128	769
AVX Corp.	46	752
Chase Corp.	7	747
JELD-WEN Holding, Inc.*	23	747
Atkore International Group, Inc.*	33	744
NN, Inc.	27	741
Schneider National, Inc. — Class B	33	738
Aegion Corp. — Class A*	33	722
Quanex Building Products Corp.	34	719
Advanced Drainage Systems, Inc.	35	704
Hyster-Yale Materials Handling, Inc.	10	703
CTS Corp.	32	691
Global Brass & Copper Holdings, Inc.	22	672
NCI Building Systems, Inc.*	40	668
Scorpio Tankers, Inc.	165	655
FARO Technologies, Inc.*	17	643
Casella Waste Systems, Inc. — Class A*	39	640
Astronics Corp.*	21	640
Griffon Corp.	29	637
Nordic American Tankers Ltd.[1]	100	634
Marten Transport Ltd.	23	630
International Seaways, Inc.*	29	628
GasLog Ltd.	41	625
TimkenSteel Corp.*	40	615
PGT Innovations, Inc.*	48	614
Insteel Industries, Inc.	18	593
KEMET Corp.*	46	589
Babcock & Wilcox Enterprises, Inc.*	49	576
Advanced Disposal Services, Inc.*	25	568
SunPower Corp. — Class A*,1	60	560
Echo Global Logistics, Inc.*	28	557
National Presto Industries, Inc.	5	553
DXP Enterprises, Inc.*	16	552
ArcBest Corp.	26	536
MYR Group, Inc.*	16	496
Kimball Electronics, Inc.*	27	487
Columbus McKinnon Corp.	19	483
Control4 Corp.*	24	471
Gorman-Rupp Co.	18	458
Frontline Ltd.	77	441
Haynes International, Inc.	12	436
Mesa Laboratories, Inc.	3	430
Scorpio Bulkers, Inc.*,1	59	419
Stoneridge, Inc.*	27	416
Armstrong Flooring, Inc.*	23	413
Myers Industries, Inc.	23	413
VSE Corp.	9	405
Tredegar Corp.	26	397
Ply Gem Holdings, Inc.*	22	395
NVE Corp.	5	385
Mistras Group, Inc.*	17	373
YRC Worldwide, Inc.*	33	367
Greif, Inc. — Class B	6	362
Teekay Corp.	54	360
Park Electrochemical Corp.	19	350
Ducommun, Inc.*	11	347
GP Strategies Corp.*	13	343
Park-Ohio Holdings Corp.	9	343
NV5 Global, Inc.*	8	340
Sterling Construction Company, Inc.*	26	340
DHT Holdings, Inc.	77	320
Hudson Technologies, Inc.*	37	313
Energous Corp.*	19	309
Vicor Corp.*	17	304
Energy Recovery, Inc.*	36	298
Powell Industries, Inc.	9	288
CECO Environmental Corp.	30	275
Costamare, Inc.	37	270
American Railcar Industries, Inc.	7	268
Gener8 Maritime, Inc.*	47	267
Electro Scientific Industries, Inc.*	32	264
Bel Fuse, Inc. — Class B	10	247
Ichor Holdings Ltd.*	12	242
Daseke, Inc.*	21	234
ZAGG, Inc.*	27	234
Teekay Tankers Ltd. — Class A	122	229
Ardmore Shipping Corp.[1]	28	228
LSB Industries, Inc.*	22	227
Roadrunner Transportation Systems, Inc.*	31	225
Heritage-Crystal Clean, Inc.*	14	223
Sparton Corp.*	10	220
LSI Industries, Inc.	24	217
Aqua Metals, Inc.*	17	213
Intevac, Inc.*	19	211
Covenant Transportation Group, Inc. — Class A*	12	210
FreightCar America, Inc.	12	209
Hurco Companies, Inc.	6	209
Orion Group Holdings, Inc.*	27	202
Radiant Logistics, Inc.*	37	199
Graham Corp.	10	197
Omega Flex, Inc.	3	193
Advanced Emissions Solutions, Inc.	21	192
Allied Motion Technologies, Inc.	7	191
AquaVenture Holdings Ltd.*	12	183
Eastern Co.	6	180
Eagle Bulk Shipping, Inc.*	38	180
Hill International, Inc.*	34	177
Olympic Steel, Inc.	9	175
Vishay Precision Group, Inc.*	10	173
LB Foster Co. — Class A*	8	172
UFP Technologies, Inc.*	6	170
IES Holdings, Inc.*	9	163
Northwest Pipe Co.*	10	163
Layne Christensen Co.*	18	158
Forterra, Inc.*	19	156
Dorian LPG Ltd.*	19	155
Core Molding Technologies, Inc.*	7	151
Iteris, Inc.*	24	149

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Hardinge, Inc.	12	$149
Twin Disc, Inc.*	9	145
CyberOptics Corp.*	7	145
MicroVision, Inc.*	68	144
Lawson Products, Inc.*	6	133
Ampco-Pittsburgh Corp.	9	133
Pure Cycle Corp.*	17	132
Gencor Industries, Inc.*	8	130
Navios Maritime Holdings, Inc.*	90	123
Navios Maritime Acquisition Corp.	83	122
Universal Logistics Holdings, Inc.	8	120
Overseas Shipholding Group, Inc. — Class A*	45	120
Fluidigm Corp.*	29	117
Napco Security Technologies, Inc.*	12	113
Safe Bulkers, Inc.*,1	48	110
Handy & Harman Ltd.*	3	94
Willis Lease Finance Corp.*	3	80
Revolution Lighting Technologies, Inc.*	12	79
Akoustis Technologies, Inc.*	9	79
Genco Shipping & Trading Ltd.*	8	76
NL Industries, Inc.*	8	56
Total Industrial		270,359

Consumer, Cyclical - 3.1%
Texas Roadhouse, Inc. — Class A	67	3,415
Dana, Inc.	146	3,259
Cracker Barrel Old Country Store, Inc.[1]	19	3,178
Jack in the Box, Inc.	32	3,152
Tenneco, Inc.	53	3,065
Beacon Roofing Supply, Inc.*	61	2,988
ILG, Inc.	107	2,941
Office Depot, Inc.	513	2,893
FirstCash, Inc.	48	2,798
Dave & Buster’s Entertainment, Inc.*	42	2,793
Five Below, Inc.*	54	2,666
Wolverine World Wide, Inc.	95	2,660
Marriott Vacations Worldwide Corp.	22	2,591
Churchill Downs, Inc.	14	2,566
Hawaiian Holdings, Inc.*	53	2,488
LCI Industries	24	2,457
Steven Madden Ltd.*	59	2,357
iRobot Corp.*	27	2,271
Anixter International, Inc.*	29	2,267
Cheesecake Factory, Inc.	45	2,264
Dorman Products, Inc.*	27	2,235
RH*,1	34	2,194
Deckers Outdoor Corp.*	32	2,184
Big Lots, Inc.[1]	45	2,174
Lithia Motors, Inc. — Class A	23	2,167
Bloomin’ Brands, Inc.	100	2,123
UniFirst Corp.	15	2,110
TRI Pointe Group, Inc.*	158	2,083
Boyd Gaming Corp.	83	2,059
Ollie’s Bargain Outlet Holdings, Inc.*	48	2,045
Buffalo Wild Wings, Inc.*	16	2,027
KB Home	84	2,013
American Eagle Outfitters, Inc.	163	1,964
Planet Fitness, Inc. — Class A	84	1,960
Papa John’s International, Inc.	27	1,938
PriceSmart, Inc.	22	1,927
Cooper Tire & Rubber Co.	53	1,913
Brinker International, Inc.	49	1,867
Herman Miller, Inc.	60	1,825
Penn National Gaming, Inc.*	85	1,819
Cooper-Standard Holdings, Inc.*	18	1,816
SkyWest, Inc.	51	1,790
SiteOne Landscape Supply, Inc.*	34	1,770
Allegiant Travel Co. — Class A	13	1,763
HNI Corp.	44	1,754
Children’s Place, Inc.	17	1,736
Columbia Sportswear Co.	29	1,684
Meritage Homes Corp.*	39	1,646
Red Rock Resorts, Inc. — Class A	68	1,601
La-Z-Boy, Inc.	48	1,560
Core-Mark Holding Company, Inc.	46	1,521
MDC Holdings, Inc.	42	1,484
Triton International Ltd.	44	1,471
Taylor Morrison Home Corp. — Class A*	61	1,465
Select Comfort Corp.*	41	1,454
J.C. Penney Company, Inc.*,1	311	1,446
BMC Stock Holdings, Inc.*	66	1,442
Gentherm, Inc.*	37	1,436
Meritor, Inc.*	84	1,395
Scientific Games Corp. — Class A*	53	1,383
American Woodmark Corp.*	14	1,338
Wabash National Corp.	60	1,318
Mobile Mini, Inc.	44	1,313
Navistar International Corp.*	50	1,312
American Axle & Manufacturing Holdings, Inc.*	84	1,310
Vista Outdoor, Inc.*	57	1,283
IMAX Corp.*	58	1,276
Group 1 Automotive, Inc.	20	1,266
AMC Entertainment Holdings, Inc. — Class A	55	1,251
Fox Factory Holding Corp.*	35	1,246
Interface, Inc. — Class A	62	1,218
Chico’s FAS, Inc.	129	1,215
La Quinta Holdings, Inc.*	82	1,211
Steelcase, Inc. — Class A	86	1,204
Callaway Golf Co.	94	1,201
Belmond Ltd. — Class A*	90	1,197
DSW, Inc. — Class A	66	1,168
Cavco Industries, Inc.*	9	1,167
Caleres, Inc.	42	1,167
Installed Building Products, Inc.*	22	1,165
Standard Motor Products, Inc.	22	1,149
SeaWorld Entertainment, Inc.*	69	1,123
Winnebago Industries, Inc.	32	1,120
Rush Enterprises, Inc. — Class A*	30	1,115
Sonic Corp.	41	1,086
Asbury Automotive Group, Inc.*	19	1,074

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

G-III Apparel Group Ltd.*	43	$1,073
Pinnacle Entertainment, Inc.*	53	1,047
HSN, Inc.	32	1,021
ScanSource, Inc.*	25	1,008
Oxford Industries, Inc.	16	1,000
Knoll, Inc.	48	962
International Speedway Corp. — Class A	25	939
Universal Electronics, Inc.*	14	936
Caesars Acquisition Co. — Class A*	49	933
Eldorado Resorts, Inc.*	46	920
Wingstop, Inc.	29	896
Dillard’s, Inc. — Class A1	15	865
ClubCorp Holdings, Inc.	65	852
Red Robin Gourmet Burgers, Inc.*	13	848
Liberty TripAdvisor Holdings, Inc. — Class A*	73	847
Abercrombie & Fitch Co. — Class A	68	846
Modine Manufacturing Co.*	50	828
Denny’s Corp.*	69	812
PetMed Express, Inc.	20	812
Ethan Allen Interiors, Inc.	25	808
BJ’s Restaurants, Inc.*	21	782
Shake Shack, Inc. — Class A*,1	22	767
Guess?, Inc.	60	767
DineEquity, Inc.	17	749
Douglas Dynamics, Inc.	22	724
Tile Shop Holdings, Inc.	34	702
Lumber Liquidators Holdings, Inc.*,1	28	702
M/I Homes, Inc.*	24	685
Caesars Entertainment Corp.*,1	57	684
LGI Homes, Inc.*,1	17	683
GMS, Inc.*	24	674
H&E Equipment Services, Inc.	32	653
Ruth’s Hospitality Group, Inc.	30	653
Genesco, Inc.*	19	644
Kimball International, Inc. — Class B	37	618
Wesco Aircraft Holdings, Inc.*	56	608
Titan International, Inc.	50	601
William Lyon Homes — Class A*	24	579
Nautilus, Inc.*	30	575
Marcus Corp.	19	574
GNC Holdings, Inc. — Class A1	68	573
Crocs, Inc.*	74	571
Finish Line, Inc. — Class A	40	567
Essendant, Inc.	37	549
Tailored Brands, Inc.	49	547
Veritiv Corp.*	12	540
Fiesta Restaurant Group, Inc.*	26	537
Motorcar Parts of America, Inc.*	19	537
Sonic Automotive, Inc. — Class A	27	525
Express, Inc.*	77	520
Buckle, Inc.[1]	29	516
Superior Industries International, Inc.	25	514
MarineMax, Inc.*	25	489
Haverty Furniture Companies, Inc.	19	477
Malibu Boats, Inc. — Class A*	18	466
Unifi, Inc.*	15	462
National CineMedia, Inc.	62	460
Acushnet Holdings Corp.	23	456
Barnes & Noble, Inc.	60	456
Del Taco Restaurants, Inc.*	33	454
Hooker Furniture Corp.	11	453
Tower International, Inc.	20	449
Fossil Group, Inc.*	43	445
Party City Holdco, Inc.*	28	438
Hibbett Sports, Inc.*	21	436
Flexsteel Industries, Inc.	8	433
Carrols Restaurant Group, Inc.*	35	429
Beazer Homes USA, Inc.*	31	425
Cato Corp. — Class A	24	422
Century Communities, Inc.*	17	422
Pier 1 Imports, Inc.	81	420
Freshpet, Inc.*	25	415
Francesca’s Holdings Corp.*	37	405
Barnes & Noble Education, Inc.*	38	404
Biglari Holdings, Inc.*	1	400
Chuy’s Holdings, Inc.*	17	398
EZCORP, Inc. — Class A*	50	385
PICO Holdings, Inc.*	22	385
Bassett Furniture Industries, Inc.	10	380
Movado Group, Inc.[1]	15	379
Horizon Global Corp.*	26	373
Ascena Retail Group, Inc.*,1	173	372
Camping World Holdings, Inc. — Class A	12	370
Regis Corp.*	36	370
REV Group, Inc.	13	360
Culp, Inc.	11	358
Del Frisco’s Restaurant Group, Inc.*	22	354
MCBC Holdings, Inc.*	18	352
Hovnanian Enterprises, Inc. — Class A*	124	347
Daktronics, Inc.	36	347
Iconix Brand Group, Inc.*	50	346
Conn’s, Inc.*,1	18	344
Titan Machinery, Inc.*	19	342
Monarch Casino & Resort, Inc.*	11	333
Fred’s, Inc. — Class A1	36	332
PC Connection, Inc.	12	325
Habit Restaurants, Inc. — Class A*	20	316
America’s Car-Mart, Inc.*	8	311
Eros International plc*,1	27	309
Intrawest Resorts Holdings, Inc.*	13	309
Spartan Motors, Inc.	34	301
Citi Trends, Inc.	14	297
NACCO Industries, Inc. — Class A	4	283
El Pollo Loco Holdings, Inc.*	20	277
Bojangles’, Inc.*	17	276
Reading International, Inc. — Class A*	17	274
Big 5 Sporting Goods Corp.	21	274
Miller Industries, Inc.	11	273
Potbelly Corp.*	23	265
Green Brick Partners, Inc.*	23	263
Winmark Corp.	2	258

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Perry Ellis International, Inc.*	13	$253
Shoe Carnival, Inc.	12	251
Vitamin Shoppe, Inc.*	21	245
West Marine, Inc.	19	244
Johnson Outdoors, Inc. — Class A	5	241
AV Homes, Inc.*	12	241
Supreme Industries, Inc. — Class A	14	230
Golden Entertainment, Inc.*	11	228
Zoe’s Kitchen, Inc.*	19	226
Systemax, Inc.	12	226
Zumiez, Inc.*	18	222
Speedway Motorsports, Inc.	12	219
Nexeo Solutions, Inc.*,1	26	216
RCI Hospitality Holdings, Inc.	9	215
Commercial Vehicle Group, Inc.*	25	211
Lindblad Expeditions Holdings, Inc.*	20	210
Vera Bradley, Inc.*	20	196
Drive Shack, Inc.*	62	195
Sportsman’s Warehouse Holdings, Inc.*,1	36	194
Nathan’s Famous, Inc.*	3	189
PCM, Inc.*	10	188
Duluth Holdings, Inc. — Class B*	10	182
Rush Enterprises, Inc. — Class B*	5	182
Lifetime Brands, Inc.	10	182
Superior Uniform Group, Inc.	8	179
Libbey, Inc.	22	177
Huttig Building Products, Inc.*	24	168
Weyco Group, Inc.	6	167
Foundation Building Materials, Inc.*	13	167
VOXX International Corp. — Class A*	20	164
Sequential Brands Group, Inc.*,1	40	160
J Alexander’s Holdings, Inc.*	13	159
Delta Apparel, Inc.*	7	155
Century Casinos, Inc.*	21	155
Kirkland’s, Inc.*	15	154
Castle Brands, Inc.*	87	150
J. Jill, Inc.*	12	147
Build-A-Bear Workshop, Inc. — Class A*	14	146
Escalade, Inc.	11	144
Black Diamond, Inc.*	21	140
New Home Company, Inc.*	12	138
Tilly’s, Inc. — Class A	13	132
Fogo De Chao, Inc.*	9	125
Red Lion Hotels Corp.*	17	125
Marine Products Corp.	8	125
Blue Bird Corp.*	7	119
Ruby Tuesday, Inc.*	59	119
At Home Group, Inc.*	5	116
EnviroStar, Inc.	4	108
Sears Holdings Corp.*	12	106
Gaia, Inc.*	9	101
Container Store Group, Inc.*	16	95
UCP, Inc. — Class A*	8	88
Boot Barn Holdings, Inc.*,1	12	85
Empire Resorts, Inc.*	3	72
Inspired Entertainment, Inc.*	4	52
Noodles & Co.*	12	47
CompX International, Inc.	2	31
Total Consumer, Cyclical		228,435

Technology - 2.7%
Medidata Solutions, Inc.*	56	4,378
Fair Isaac Corp.	31	4,321
Aspen Technology, Inc.*	75	4,144
EPAM Systems, Inc.*	49	4,120
Blackbaud, Inc.	48	4,115
Cirrus Logic, Inc.*	65	4,076
MAXIMUS, Inc.	64	4,008
j2 Global, Inc.	47	3,999
Monolithic Power Systems, Inc.	40	3,855
MKS Instruments, Inc.	54	3,633
Lumentum Holdings, Inc.*	61	3,480
Integrated Device Technology, Inc.*	134	3,456
Paycom Software, Inc.*	49	3,352
Entegris, Inc.*	142	3,117
NetScout Systems, Inc.*	89	3,062
Science Applications International Corp.	44	3,054
CACI International, Inc. — Class A*	24	3,001
Silicon Laboratories, Inc.*	42	2,871
ACI Worldwide, Inc.*	117	2,617
Verint Systems, Inc.*	63	2,564
Semtech Corp.*	65	2,324
Allscripts Healthcare Solutions, Inc.*	182	2,322
MACOM Technology Solutions Holdings, Inc.*	41	2,287
HubSpot, Inc.*	34	2,236
Convergys Corp.	94	2,235
CommVault Systems, Inc.*	39	2,202
Electronics for Imaging, Inc.*	46	2,179
Pegasystems, Inc.	37	2,159
Diebold Nixdorf, Inc.	76	2,128
RealPage, Inc.*	59	2,121
Power Integrations, Inc.	29	2,114
2U, Inc.*	44	2,064
3D Systems Corp.*,1	109	2,038
VeriFone Systems, Inc.*	112	2,027
Acxiom Corp.*	78	2,026
Mercury Systems, Inc.*	47	1,978
MicroStrategy, Inc. — Class A*	10	1,917
NeuStar, Inc. — Class A*	56	1,868
Cornerstone OnDemand, Inc.*	52	1,859
Cabot Microelectronics Corp.	25	1,846
ExlService Holdings, Inc.*	33	1,834
Synaptics, Inc.*	35	1,810
Twilio, Inc. — Class A*,1	62	1,805
Envestnet, Inc.*	43	1,703
MaxLinear, Inc. — Class A*	60	1,673
Ambarella, Inc.*,1	33	1,602
Omnicell, Inc.*	37	1,595
Callidus Software, Inc.*	65	1,573
Brooks Automation, Inc.	69	1,497
Progress Software Corp.	48	1,483
Xperi Corp.	49	1,460

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Box, Inc. — Class A*	79	$1,441
Inphi Corp.*	42	1,441
Insight Enterprises, Inc.*	36	1,440
CSG Systems International, Inc.	33	1,339
BroadSoft, Inc.*	31	1,335
Veeco Instruments, Inc.*	47	1,317
Sykes Enterprises, Inc.*	39	1,308
Ebix, Inc.	24	1,294
Rambus, Inc.*	111	1,269
Qualys, Inc.*	31	1,265
New Relic, Inc.*	29	1,247
Pure Storage, Inc. — Class A*	93	1,191
Stratasys Ltd.*,1	50	1,166
Five9, Inc.*	52	1,119
SPS Commerce, Inc.*	17	1,084
ManTech International Corp. — Class A	26	1,076
Bottomline Technologies de, Inc.*	40	1,028
MINDBODY, Inc. — Class A*	37	1,006
Cotiviti Holdings, Inc.*	27	1,003
Amkor Technology, Inc.*	102	997
Evolent Health, Inc. — Class A*	39	989
Super Micro Computer, Inc.*	39	961
CEVA, Inc.*	21	954
Diodes, Inc.*	38	913
Quality Systems, Inc.*	52	895
FormFactor, Inc.*	72	893
MTS Systems Corp.	17	881
Impinj, Inc.*,1	18	876
Coupa Software, Inc.*	30	869
Inovalon Holdings, Inc. — Class A*,1	63	828
Virtusa Corp.*	28	823
Lattice Semiconductor Corp.*	123	819
Monotype Imaging Holdings, Inc.	42	769
Vocera Communications, Inc.*	28	740
Cray, Inc.*	40	736
PROS Holdings, Inc.*	26	712
Rudolph Technologies, Inc.*	31	708
Synchronoss Technologies, Inc.*	43	707
Varonis Systems, Inc.*	19	707
Nutanix, Inc. — Class A*	35	705
Unisys Corp.*	50	640
Photronics, Inc.*	67	630
Axcelis Technologies, Inc.*	30	629
Instructure, Inc.*	21	620
Ultra Clean Holdings, Inc.*	33	619
Hortonworks, Inc.*	48	618
Nanometrics, Inc.*	24	607
Donnelley Financial Solutions, Inc.*	26	597
LivePerson, Inc.*	54	594
Benefitfocus, Inc.*	16	582
Barracuda Networks, Inc.*	25	577
TeleTech Holdings, Inc.	14	571
Syntel, Inc.	33	560
Carbonite, Inc.*	25	545
Xcerra Corp.*	54	528
InnerWorkings, Inc.*	45	522
Engility Holdings, Inc.*	18	511
CommerceHub, Inc.*	29	506
Workiva, Inc.*	25	476
Silver Spring Networks, Inc.*	42	474
PDF Solutions, Inc.*	28	461
KeyW Holding Corp.*,1	48	449
Actua Corp.*	31	436
Cohu, Inc.	27	425
Bazaarvoice, Inc.*	84	416
Everbridge, Inc.*	17	414
IXYS Corp.*	25	411
Xactly Corp.*	26	407
Digimarc Corp.*	10	402
Blackline, Inc.*	11	393
MuleSoft, Inc. — Class A*	15	374
Computer Programs & Systems, Inc.	11	361
MobileIron, Inc.*	55	333
QAD, Inc. — Class A	10	321
Alpha & Omega Semiconductor Ltd.*	19	317
Apptio, Inc. — Class A*	18	312
Model N, Inc.*	23	306
EMCORE Corp.	27	288
American Software, Inc. — Class A	27	278
Presidio, Inc.*	19	272
Castlight Health, Inc. — Class B*	64	266
Digi International, Inc.*	26	264
Immersion Corp.*	29	263
Appfolio, Inc. — Class A*	8	261
Mitek Systems, Inc.*	31	260
Glu Mobile, Inc.*	104	260
DSP Group, Inc.*	22	255
CommerceHub, Inc.*	14	244
AXT, Inc.*	37	235
Kopin Corp.*	62	230
Cloudera, Inc.*	14	224
Sigma Designs, Inc.*	38	222
Quantum Corp.*	28	219
Maxwell Technologies, Inc.*	36	216
Brightcove, Inc.*	34	211
pdvWireless, Inc.*	9	210
USA Technologies, Inc.*	39	203
Exa Corp.*	14	193
DMC Global, Inc.	14	183
Rosetta Stone, Inc.*	17	183
Alteryx, Inc. — Class A*	9	176
Avid Technology, Inc.*	33	174
Amber Road, Inc.*	20	171
Tangoe, Inc.*	26	169
Park City Group, Inc.*	13	158
Eastman Kodak Co.*	17	155
Upland Software, Inc.*	7	154
Agilysys, Inc.*	15	152
NCI, Inc. — Class A*	7	148
Guidance Software, Inc.*	22	145
Radisys Corp.*	37	139
Planet Payment, Inc.*	42	139

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Simulations Plus, Inc.	11	$136
Tabula Rasa HealthCare, Inc.*	9	135
Pixelworks, Inc.*	29	133
ExOne Co.*	11	126
StarTek, Inc.*	10	122
GSI Technology, Inc.*	14	110
Cogint, Inc.*	20	101
NantHealth, Inc.*	18	76
SecureWorks Corp. — Class A*	8	74
Veritone, Inc.*	3	35
Majesco*	6	30
Total Technology		198,381

Communications - 1.8%
GrubHub, Inc.*	86	3,749
Proofpoint, Inc.*	43	3,733
Ciena Corp.*	141	3,527
ViaSat, Inc.*	53	3,509
Finisar Corp.*	112	2,910
Nexstar Media Group, Inc. — Class A	46	2,750
InterDigital, Inc.	35	2,706
Zendesk, Inc.*	97	2,695
Stamps.com, Inc.*	16	2,478
Viavi Solutions, Inc.*	229	2,411
Meredith Corp.	40	2,377
Sinclair Broadcast Group, Inc. — Class A	72	2,369
Yelp, Inc. — Class A*	78	2,342
RingCentral, Inc. — Class A*	63	2,303
New York Times Co. — Class A	126	2,230
TiVo Corp.	118	2,201
WebMD Health Corp. — Class A*	37	2,170
DigitalGlobe, Inc.*	62	2,065
Cars.com, Inc.*	72	1,917
Etsy, Inc.*	116	1,740
Plantronics, Inc.	33	1,726
Cogent Communications Holdings, Inc.	42	1,684
Imperva, Inc.*	34	1,627
Straight Path Communications, Inc. — Class B*	9	1,617
Shutterfly, Inc.*	34	1,615
Oclaro, Inc.*,1	166	1,550
Infinera Corp.*	145	1,547
Shenandoah Telecommunications Co.	47	1,443
Time, Inc.	100	1,435
Gigamon, Inc.*	36	1,417
NETGEAR, Inc.*	32	1,379
Frontier Communications Corp.[1]	1,182	1,371
MSG Networks, Inc. — Class A*	60	1,347
Vonage Holdings Corp.*	200	1,308
Groupon, Inc. — Class A*	341	1,308
8x8, Inc.*	88	1,280
Houghton Mifflin Harcourt Co.*	104	1,279
TrueCar, Inc.*	63	1,256
Scholastic Corp.	28	1,221
NIC, Inc.	64	1,213
Ubiquiti Networks, Inc.*,1	23	1,195
Q2 Holdings, Inc.*	31	1,145
Consolidated Communications Holdings, Inc.	50	1,074
EW Scripps Co. — Class A*	58	1,033
Chegg, Inc.*,1	84	1,032
ADTRAN, Inc.	49	1,012
Extreme Networks, Inc.*	109	1,005
West Corp.[1]	43	1,003
Gannett Company, Inc.	114	994
General Communication, Inc. — Class A*	27	989
GTT Communications, Inc.*	31	981
ePlus, Inc.*	13	963
Web.com Group, Inc.*	38	961
Globalstar, Inc.*,1	445	948
Iridium Communications, Inc.*	84	928
Gray Television, Inc.*	64	877
Blucora, Inc.*	41	869
Trade Desk, Inc. — Class A*	17	852
Quotient Technology, Inc.*	74	851
Shutterstock, Inc.*	19	838
Cincinnati Bell, Inc.*	42	821
Liberty Media Corporation-Liberty Braves — Class C*	34	815
Acacia Communications, Inc.*,1	19	788
World Wrestling Entertainment, Inc. — Class A	38	774
ATN International, Inc.	11	753
ORBCOMM, Inc.*	66	746
Windstream Holdings, Inc.	191	741
CalAmp Corp.*	35	712
New Media Investment Group, Inc.	51	687
HealthStream, Inc.*	26	684
Gogo, Inc.*,1	57	657
Perficient, Inc.*	34	634
Bankrate, Inc.*	47	604
MDC Partners, Inc. — Class A	56	554
Loral Space & Communications, Inc.*	13	540
Boingo Wireless, Inc.*	36	539
Angie’s List, Inc.*	40	512
Endurance International Group Holdings, Inc.*	58	484
Tucows, Inc. — Class A*	9	482
XO Group, Inc.*	25	441
Comtech Telecommunications Corp.	23	436
Entravision Communications Corp. — Class A	66	436
VASCO Data Security International, Inc.*	30	431
Harmonic, Inc.*	79	415
A10 Networks, Inc.*	49	414
Quantenna Communications, Inc.*	21	399
ShoreTel, Inc.*	68	394
Lumos Networks Corp.*	22	393
Sonus Networks, Inc.*	48	357
Spok Holdings, Inc.	20	354
Rapid7, Inc.*	21	353
FTD Companies, Inc.*	17	340
Meet Group, Inc.*	67	338

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Central European Media Enterprises Ltd. — Class A*	83	$332
FairPoint Communications, Inc.*	21	329
Zix Corp.*	54	307
Carvana Co.*	15	307
Calix, Inc.*	43	295
Internap Corp.*	80	294
Entercom Communications Corp. — Class A1	28	290
ChannelAdvisor Corp.*	25	289
Overstock.com, Inc.*	17	277
tronc, Inc.*	20	258
1-800-Flowers.com, Inc. — Class A*	26	254
Telenav, Inc.*	31	251
Okta, Inc.*	11	251
NeoPhotonics Corp.*	32	247
IDT Corp. — Class B	17	244
HC2 Holdings, Inc.*	41	241
Liberty Media Corporation - Liberty Braves — Class A*	10	239
VirnetX Holding Corp.*	51	232
Rubicon Project, Inc.*	44	226
Limelight Networks, Inc.*	74	214
Ominto, Inc.*	14	214
RigNet, Inc.*	13	209
TechTarget, Inc.*	20	207
Daily Journal Corp.*	1	206
Lands’ End, Inc.*	13	194
Reis, Inc.	9	191
Hemisphere Media Group, Inc.*	16	190
Saga Communications, Inc. — Class A	4	183
Global Eagle Entertainment, Inc.*	51	182
Clear Channel Outdoor Holdings, Inc. — Class A	36	175
Liquidity Services, Inc.*	26	165
Global Sources Ltd.*	8	160
Yext, Inc.*	12	160
Clearfield, Inc.*	12	158
Corindus Vascular Robotics, Inc.*	84	156
Aerohive Networks, Inc.*	31	155
QuinStreet, Inc.*	37	154
KVH Industries, Inc.*	16	152
Hawaiian Telcom Holdco, Inc.*	6	150
DHI Group, Inc.*	49	140
Preformed Line Products Co.	3	139
Ooma, Inc.*	17	136
Rightside Group Ltd.*	11	117
Intelsat S.A.*	36	110
RealNetworks, Inc.*	24	104
Rocket Fuel, Inc.*	35	96
Leaf Group Ltd.*	12	94
Townsquare Media, Inc. — Class A*	9	92
Salem Media Group, Inc. — Class A	12	85
Beasley Broadcast Group, Inc. — Class A	5	49
Value Line, Inc.	1	18
Total Communications		128,301

Energy – 1.0%
PDC Energy, Inc.*	66	2,845
Callon Petroleum Co.*	202	2,143
Ultra Petroleum Corp.*	195	2,116
McDermott International, Inc.*	284	2,036
Matador Resources Co.*	90	1,923
Oasis Petroleum, Inc.*	236	1,900
Dril-Quip, Inc.*	38	1,854
SemGroup Corp. — Class A	67	1,809
NOW, Inc.*	107	1,721
Pattern Energy Group, Inc.	70	1,670
Delek US Holdings, Inc.	62	1,639
Superior Energy Services, Inc.*	153	1,596
C&J Energy Services, Inc.*	46	1,576
Ensco plc — Class A	305	1,574
Arch Coal, Inc. — Class A	22	1,503
MRC Global, Inc.*	90	1,487
Oil States International, Inc.*	51	1,385
SRC Energy, Inc.*,1	201	1,353
Rowan Companies plc — Class A*	117	1,198
Peabody Energy Corp.*	49	1,198
Carrizo Oil & Gas, Inc.*	63	1,097
Forum Energy Technologies, Inc.*	69	1,076
Unit Corp.*	52	974
TerraForm Power, Inc. — Class A*	81	973
Noble Corporation plc	245	887
Exterran Corp.*	32	854
Archrock, Inc.	70	798
Helix Energy Solutions Group, Inc.*	141	795
Green Plains, Inc.	38	781
SunCoke Energy, Inc.*	65	709
Diamond Offshore Drilling, Inc.*,1	65	704
Resolute Energy Corp.*	22	655
Denbury Resources, Inc.*	398	655
Newpark Resources, Inc.*	88	647
Bonanza Creek Energy, Inc.*	20	634
Atwood Oceanics, Inc.*	77	628
Thermon Group Holdings, Inc.*	32	613
Sunrun, Inc.*	85	605
SandRidge Energy, Inc.*	35	602
Ring Energy, Inc.*	45	585
REX American Resources Corp.*	6	579
Par Pacific Holdings, Inc.*	32	577
Tellurian, Inc.*	56	562
Energy XXI Gulf Coast, Inc.*	30	557
SEACOR Holdings, Inc.*	16	549
Penn Virginia Corp.*	14	515
Sanchez Energy Corp.*,1	71	510
Keane Group, Inc.*,1	31	496
Renewable Energy Group, Inc.*	38	492
Flotek Industries, Inc.*	55	492
Plug Power, Inc.*	224	457
TerraForm Global, Inc. — Class A*	89	449
Jagged Peak Energy, Inc.*,1	32	427

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Alon USA Energy, Inc.	32	$426
Basic Energy Services, Inc.*	17	423
Frank’s International N.V.	50	415
FutureFuel Corp.	25	377
Panhandle Oil and Gas, Inc. — Class A	16	370
California Resources Corp.*	43	368
Stone Energy Corp.*	20	368
ProPetro Holding Corp.*	25	349
CVR Energy, Inc.[1]	16	348
Clean Energy Fuels Corp.*	137	348
TETRA Technologies, Inc.*	115	321
Natural Gas Services Group, Inc.*	12	298
Warrior Met Coal, Inc.	17	291
NCS Multistage Holdings, Inc.*	11	277
Halcon Resources Corp.*,1	61	277
Cloud Peak Energy, Inc.*	74	261
Pacific Ethanol, Inc.*	41	256
Eclipse Resources Corp.*	88	252
WildHorse Resource Development Corp.*,1	20	247
Abraxas Petroleum Corp.*	152	246
Bristow Group, Inc.[1]	32	245
Matrix Service Co.*	26	243
Bill Barrett Corp.*	76	233
Trecora Resources*	20	225
Lilis Energy, Inc.*	43	211
Tesco Corp.*	46	205
TPI Composites, Inc.*	11	203
Evolution Petroleum Corp.	25	203
Key Energy Services, Inc.*	10	192
Era Group, Inc.*	20	189
W&T Offshore, Inc.*	94	184
SilverBow Resources, Inc.*	7	183
Parker Drilling Co.*	135	182
Geospace Technologies Corp.*	13	180
Gulf Island Fabrication, Inc.	14	162
Gastar Exploration, Inc.*	175	162
Contango Oil & Gas Co.*	24	159
CARBO Ceramics, Inc.*	23	158
Pioneer Energy Services Corp.*	76	156
Vivint Solar, Inc.*	26	152
Mammoth Energy Services, Inc.*	8	149
Approach Resources, Inc.*	43	145
EP Energy Corp. — Class A*	39	143
Midstates Petroleum Company, Inc.*	11	139
Independence Contract Drilling, Inc.*	34	132
Hallador Energy Co.	16	124
PHI, Inc.*	12	117
Solaris Oilfield Infrastructure, Inc. — Class A*	10	115
Isramco, Inc.*	1	114
Willbros Group, Inc.*	44	109
Earthstone Energy, Inc. — Class A*	10	100
Westmoreland Coal Co.*	19	93
Adams Resources & Energy, Inc.	2	82
Jones Energy, Inc. — Class A*	46	74
Select Energy Services, Inc. — Class A*	4	49
Ramaco Resources, Inc.*	6	36
Rosehill Resources, Inc.*	3	25
Total Energy		68,551

Utilities - 0.9%
IDACORP, Inc.	51	4,354
WGL Holdings, Inc.	51	4,256
Portland General Electric Co.	90	4,113
ALLETE, Inc.	51	3,656
Black Hills Corp.	54	3,643
ONE Gas, Inc.	52	3,630
Southwest Gas Holdings, Inc.	48	3,507
New Jersey Resources Corp.	86	3,414
Spire, Inc.	47	3,278
PNM Resources, Inc.	80	3,060
NorthWestern Corp.	49	2,990
South Jersey Industries, Inc.	80	2,734
Avista Corp.	64	2,717
Ormat Technologies, Inc.	40	2,347
MGE Energy, Inc.	35	2,252
El Paso Electric Co.	41	2,120
California Water Service Group	48	1,765
American States Water Co.	36	1,707
Northwest Natural Gas Co.	28	1,676
Otter Tail Corp.	39	1,544
Chesapeake Utilities Corp.	16	1,199
NRG Yield, Inc. — Class C	64	1,126
Dynegy, Inc.*	111	918
SJW Group	16	787
Unitil Corp.	14	676
Middlesex Water Co.	16	634
Connecticut Water Service, Inc.	11	611
NRG Yield, Inc. — Class A	35	597
York Water Co.	13	453
Artesian Resources Corp. — Class A	8	301
Atlantic Power Corp.*	115	276
Spark Energy, Inc. — Class A1	12	226
Delta Natural Gas Company, Inc.	7	213
EnerNOC, Inc.*	27	209
RGC Resources, Inc.	7	198
Consolidated Water Company Ltd.	15	186
Ameresco, Inc. — Class A*	19	146
Genie Energy Ltd. — Class B	14	107
Global Water Resources, Inc.	10	99
Total Utilities		67,725

Basic Materials - 0.9%
Sensient Technologies Corp.	44	3,543
PolyOne Corp.	82	3,177
US Silica Holdings, Inc.	82	2,910
HB Fuller Co.	51	2,607
Minerals Technologies, Inc.	35	2,562
Balchem Corp.	32	2,487
Ingevity Corp.*	43	2,468
Commercial Metals Co.	116	2,254
Compass Minerals International, Inc.	34	2,220
GCP Applied Technologies, Inc.*	72	2,196

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

AK Steel Holding Corp.*	316	$2,076
Cliffs Natural Resources, Inc.*	299	2,069
Hecla Mining Co.	396	2,016
Quaker Chemical Corp.	13	1,888
Allegheny Technologies, Inc.	109	1,854
Stepan Co.	20	1,743
Carpenter Technology Corp.	46	1,722
Innospec, Inc.	24	1,573
Coeur Mining, Inc.*	181	1,553
Ferro Corp.*	84	1,536
Kaiser Aluminum Corp.	17	1,505
Neenah Paper, Inc.	17	1,365
Schweitzer-Mauduit International, Inc.	30	1,117
Kraton Corp.*	30	1,033
Tronox Ltd. — Class A	65	983
AdvanSix, Inc.*	30	937
A. Schulman, Inc.	29	928
PH Glatfelter Co.	43	840
Innophos Holdings, Inc.	19	833
Deltic Timber Corp.	11	821
Century Aluminum Co.*	50	779
Calgon Carbon Corp.	51	770
Koppers Holdings, Inc.*,1	21	759
Materion Corp.	20	748
Clearwater Paper Corp.*	16	748
Rayonier Advanced Materials, Inc.[1]	43	676
Schnitzer Steel Industries, Inc. — Class A	26	655
Fairmount Santrol Holdings, Inc.*,1	155	605
Klondex Mines Ltd.*	176	593
CSW Industrials, Inc.*	15	580
American Vanguard Corp.	29	500
Hawkins, Inc.	10	464
Aceto Corp.	29	448
KMG Chemicals, Inc.	9	438
OMNOVA Solutions, Inc.*	43	419
Kronos Worldwide, Inc.	23	419
Landec Corp.*	27	401
Codexis, Inc.*	41	223
Uranium Energy Corp.*	137	218
Gold Resource Corp.[1]	53	216
Intrepid Potash, Inc.*	95	215
Oil-Dri Corporation of America	5	210
Smart Sand, Inc.*	22	196
Verso Corp. — Class A*	34	159
Ryerson Holding Corp.*	16	158
AgroFresh Solutions, Inc.*,1	22	158
United States Lime & Minerals, Inc.	2	157
Orchids Paper Products Co.[1]	9	117
Shiloh Industries, Inc.*	9	106
Valhi, Inc.	25	75
Total Basic Materials		67,026

Diversified - 0.0%
HRG Group, Inc.*	119	2,108
Wins Finance Holdings, Inc.*,††	1	205
Total Diversified		2,313

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	30	821

Total Common Stocks
(Cost $1,649,279)		1,940,039

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	2	—
Total Warrants
(Cost $—)		—

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	37	—
Tobira Therapeutics, Inc.
Expires 11/02/18*	8	—
Dyax Corp.
Expires 01/25/18*	406	—
Nexstar Media Group, Inc.
Expires 01/18/19*	132	—
Total Rights
(Cost $—)		—

MUTUAL FUNDS† - 54.5%
Guggenheim Strategy Fund II2	83,720	2,093,840
Guggenheim Strategy Fund I2	75,382	1,889,823
Total Mutual Funds
(Cost $3,965,761)		3,983,663

	Face Amount

REPURCHASE AGREEMENTS††,3 - 17.1%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[4]	$607,696	607,696
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[4]	337,281	337,281
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	303,118	303,118
Total Repurchase Agreements
(Cost $1,248,095)		1,248,095

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

SECURITIES LENDING COLLATERAL†,5 - 0.9%
First American Government Obligations Fund — Class Z, 0.84%[6]	69,319	$69,319
Total Securities Lending Collateral
(Cost $69,319)		69,319

Total Investments - 99.0%
(Cost $6,932,454)		$7,241,116
Other Assets & Liabilities, net - 1.0%		69,612
Total Net Assets - 100.0%		$7,310,728

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS††
BNP Paribas July 2017 Russell 2000 Index Swap 0.82%[7], Terminating 07/28/17 (Notional Value $3,516,293)	2,484	$(1,671)
Barclays Bank plc July 2017 Russell 2000 Index Swap 1.19%[7], Terminating 07/31/17 (Notional Value $4,345,844)	3,071	(2,928)
Goldman Sachs International July 2017 Russell 2000 Index Swap 1.04%[7], Terminating 07/27/17 (Notional Value $1,308,229)	924	(3,819)
(Total Notional Value $9,170,366)		$(8,418)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	Repurchase Agreements — See Note 5.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[5]	Securities lending collateral — See Note 6.
[6]	Rate indicated is the 7 day yield as of June 30, 2017.
[7]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
RUSSELL 2000® 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2		Level 2 - Other*	Level 3		Total
Common Stocks	$1,939,834	$205		$—	$—		$1,940,039
Mutual Funds	3,983,663	—		—	—		3,983,663
Repurchase Agreements	—	1,248,095		—	—		1,248,095
Rights	—	—		—	—	**	—
Securities Lending Collateral	69,319	—		—	—		69,319
Warrants	—	—	**	—	—		—
Total Assets	$5,992,816	$1,248,300		$—	$—		$7,241,116

Investments in Securities (Liabilities)	Level 1	Level 2		Level 2 - Other*	Level 3		Total
Equity Index Swap Agreements	$—	$—		$8,418	$—		$8,418

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.
**	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, the Fund had a security with a total value of $360 transfer out of Level 1 into Level 2 due to the lack of an active market at period end.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $66,798 of securities loaned (cost $1,718,598)	$2,009,358
Investments in affiliated issuers, at value (cost $3,965,761)	3,983,663
Repurchase agreements, at value (cost $1,248,095)	1,248,095
Total investments (cost $6,932,454)	7,241,116
Segregated cash with broker	260,000
Cash	152
Receivables:
Fund shares sold	12
Dividends	8,584
Interest	35
Securities lending income	89
Total assets	7,509,988

Liabilities:
Unrealized depreciation on swap agreements	8,418
Payable for:
Return of securities loaned	69,319
Fund shares redeemed	53,951
Securities purchased	31,844
Management fees	5,395
Swap settlement	4,743
Transfer agent and administrative fees	1,499
Investor service fees	1,499
Portfolio accounting fees	599
Miscellaneous	21,993
Total liabilities	199,260
Commitments and contingent liabilities (Note 13)	—
Net assets	$7,310,728

Net assets consist of:
Paid in capital	$6,695,584
Accumulated net investment loss	(20,521)
Accumulated net realized gain on investments	335,421
Net unrealized appreciation on investments	300,244
Net assets	$7,310,728
Capital shares outstanding	107,292
Net asset value per share	$68.14

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$45,742
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $6)	11,003
Interest	7,074
Income from securities lending, net	764
Total investment income	64,583

Expenses:
Management fees	42,431
Transfer agent and administrative fees	11,787
Investor service fees	11,787
Portfolio accounting fees	4,714
Professional fees	11,380
Printing expenses	4,725
Custodian fees	978
Trustees’ fees*	811
Line of credit fees	22
Miscellaneous	(3,809)
Total expenses	84,826
Net investment loss	(20,243)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	104,976
Investments in affiliated issuers	1,650
Swap agreements	52,635
Futures contracts	44,223
Net realized gain	203,484
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(33,293)
Investments in affiliated issuers	10,088
Swap agreements	(72,506)
Futures contracts	433
Net change in unrealized appreciation (depreciation)	(95,278)
Net realized and unrealized gain	108,206
Net increase in net assets resulting from operations	$87,963

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(20,243)	$(69,145)
Net realized gain on investments	203,484	2,311,837
Net change in unrealized appreciation (depreciation) on investments	(95,278)	(470,029)
Net increase in net assets resulting from operations	87,963	1,772,663

Capital share transactions:
Proceeds from sale of shares	35,322,480	159,558,034
Cost of shares redeemed	(37,858,879)	(157,913,117)
Net increase (decrease) from capital share transactions	(2,536,399)	1,644,917
Net increase (decrease) in net assets	(2,448,436)	3,417,580

Net assets:
Beginning of period	9,759,164	6,341,584
End of period	$7,310,728	$9,759,164
Accumulated net investment loss at end of period	$(20,521)	$(278)

Capital share activity:
Shares sold	535,224	3,060,642
Shares redeemed	(580,345)	(3,037,377)
Net increase (decrease) in shares	(45,121)	23,265

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$64.03	$49.10	$53.99	$51.77	$32.64	$26.75
Income (loss) from investment operations:
Net investment income (loss)[b]	(.14)	(.38)	(.46)	(.48)	(.34)	(.16)
Net gain (loss) on investments (realized and unrealized)	4.25	15.31	(4.43)	2.70	19.47	6.05
Total from investment operations	4.11	14.93	(4.89)	2.22	19.13	5.89
Net asset value, end of period	$68.14	$64.03	$49.10	$53.99	$51.77	$32.64

Total Return[c]	6.44%	30.41%	(9.08%)	4.29%	58.56%	22.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,311	$9,759	$6,342	$11,085	$12,521	$9,320
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.74%)	(0.84%)	(0.94%)	(0.80%)	(0.53%)
Total expenses[d]	1.80%	1.77%	1.70%	1.76%	1.74%	1.81%
Portfolio turnover rate	57%	1,198%	406%	624%	352%	361%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	30.9%
Guggenheim Strategy Fund I	25.2%
Freddie Mac	4.2%
Total	60.3%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Inverse Russell 2000® Strategy Fund	(5.50%)	(21.39%)	(15.34%)	(13.39%)
Russell 2000 Index	4.99%	24.60%	17.13%	9.09%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 56.1%
Guggenheim Strategy Fund II1	14,784	$369,744
Guggenheim Strategy Fund I1	11,988	300,546
Total Mutual Funds
(Cost $664,456)		670,290

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 16.7%
Farmer Mac[2]
0.99% due 07/07/17	$100,000	99,983
Freddie Mac[3]
0.96% due 07/12/17	100,000	99,971
Total Federal Agency Discount Notes
(Cost $199,954)		199,954

FEDERAL AGENCY NOTES†† - 4.2%
Freddie Mac[3]
1.00% due 09/29/17	50,000	49,988
Total Federal Agency Notes
(Cost $49,979)		49,988

REPURCHASE AGREEMENTS††,4 - 30.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[5]	186,346	186,346
Bank of America Merill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	99,303	99,303
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	81,820	81,820
Total Repurchase Agreements
(Cost $367,469)		367,469

Total Investments - 107.7%
(Cost $1,281,858)		$1,287,701
Other Assets & Liabilities, net - (7.7)%		(91,828)
Total Net Assets - 100.0%		$1,195,873

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas July 2017 Russell 2000 Index Swap 0.32%[6], Terminating 07/28/17 (Notional Value $418,482)	296	$179
Barclays Bank plc July 2017 Russell 2000 Index Swap 0.69%[6], Terminating 07/31/17 (Notional Value $195,864)	138	98
Goldman Sachs International July 2017 Russell 2000 Index Swap 0.74%[6], Terminating 07/27/17 (Notional Value $585,309)	414	(66)
(Total Notional Value $1,199,655)		$211

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$277	$—	$277
Federal Agency Discount Notes	—	199,954	—	—	199,954
Federal Agency Notes	—	49,988	—	—	49,988
Mutual Funds	670,290	—	—	—	670,290
Repurchase Agreements	—	367,469	—	—	367,469
Total Assets	$670,290	$617,411	$277	$—	$1,287,978

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$66	$—	$66

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $249,933)	$249,942
Investments in affiliated issuers, at value (cost $664,456)	670,290
Repurchase agreements, at value (cost $367,469)	367,469
Total investments (cost $1,281,858)	1,287,701
Segregated cash with broker	123,400
Unrealized appreciation on swap agreements	277
Receivables:
Variation margin	2,588
Securities sold	25,000
Fund shares sold	43,074
Dividends	1,195
Interest	137
Total assets	1,483,372

Liabilities:
Overdraft due to custodian bank	1,760
Unrealized depreciation on swap agreements	66
Payable for:
Fund shares redeemed	275,968
Swap settlement	4,289
Securities purchased	1,258
Management fees	1,121
Transfer agent and administrative fees	311
Investor service fees	311
Portfolio accounting fees	124
Miscellaneous	2,291
Total liabilities	287,499
Commitments and contingent liabilities (Note 13)	—
Net assets	$1,195,873

Net assets consist of:
Paid in capital	$7,678,984
Accumulated net investment loss	(25,702)
Accumulated net realized loss on investments	(6,463,463)
Net unrealized appreciation on investments	6,054
Net assets	$1,195,873
Capital shares outstanding	17,817
Net asset value per share	$67.12

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$14,852
Interest	10,667
Total investment income	25,519

Expenses:
Management fees	25,612
Transfer agent and administrative fees	7,114
Investor service fees	7,114
Portfolio accounting fees	2,846
Professional fees	6,719
Custodian fees	541
Trustees’ fees*	392
Miscellaneous	883
Total expenses	51,221
Net investment loss	(25,702)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	11
Investments in affiliated issuers	4,760
Swap agreements	(566,214)
Futures contracts	(9,954)
Net realized loss	(571,397)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9
Investments in affiliated issuers	1,320
Swap agreements	(109,884)
Futures contracts	(2,349)
Net change in unrealized appreciation (depreciation)	(110,904)
Net realized and unrealized loss	(682,301)
Net decrease in net assets resulting from operations	$(708,003)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(25,702)	$(78,459)
Net realized loss on investments	(571,397)	(2,646,045)
Net change in unrealized appreciation (depreciation) on investments	(110,904)	47,137
Net decrease in net assets resulting from operations	(708,003)	(2,677,367)

Capital share transactions:
Proceeds from sale of shares	32,160,404	174,319,856
Cost of shares redeemed	(42,566,594)	(166,281,376)
Net increase (decrease) from capital share transactions	(10,406,190)	8,038,480
Net increase (decrease) in net assets	(11,114,193)	5,361,113

Net assets:
Beginning of period	12,310,066	6,948,953
End of period	$1,195,873	$12,310,066
Accumulated net investment loss at end of period	$(25,702)	$—

Capital share activity:
Shares sold	460,646	2,047,265 *
Shares redeemed	(616,117)	(1,951,950)*
Net increase (decrease) in shares	(155,471)	95,315 *

*	Capital share activity for the year ended December 31, 2016 has been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e,f]	Year Ended December 31, 2013[e,f]	Year Ended December 31, 2012[e,f]
Per Share Data
Net asset value, beginning of period	$71.04	$89.12	$89.01	$97.61	$141.19	$172.55
Income (loss) from investment operations:
Net investment income (loss)[b]	(.31)	(.35)	(1.20)	(1.44)	(1.98)	(2.70)
Net gain (loss) on investments (realized and unrealized)	(3.61)	(17.73)	1.31	(7.16)	(41.60)	(28.66)
Total from investment operations	(3.92)	(18.08)	.11	(8.60)	(43.58)	(31.36)
Net asset value, end of period	$67.12	$71.04	$89.12	$89.01	$97.61	$141.19

Total Return[c]	(5.50%)	(20.28%)	0.10%	(8.85%)	(30.85%)	(18.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,196	$12,310	$6,949	$1,592	$2,066	$3,746
Ratios to average net assets:
Net investment income (loss)	(0.90%)	(1.14%)	(1.39%)	(1.50%)	(1.69%)	(1.77%)
Total expenses[d]	1.80%	1.75%	1.71%	1.76%	1.74%	1.88%
Portfolio turnover rate	268%	1,160%	452%	415%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse Share Split — Per share amounts for periods presented through December 31, 2016 have been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12..
[f]	Reverse Share Split — Per share amounts for periods presented through December 31, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	28.7%
Guggenheim Strategy Fund II	19.7%
Goldman Sachs Group, Inc.	1.6%
3M Co.	1.5%
Boeing Co.	1.4%
UnitedHealth Group, Inc.	1.3%
International Business Machines Corp.	1.1%
Home Depot, Inc.	1.1%
McDonald’s Corp.	1.1%
Apple, Inc.	1.0%
Top Ten Total	58.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Dow 2x Strategy Fund	17.66%	44.83%	23.97%	8.33%
Dow Jones Industrial Average Index	9.35%	22.12%	13.45%	7.57%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 22.4%

Industrial - 4.8%
3M Co.	1,413	$294,173
Boeing Co.	1,413	279,420
United Technologies Corp.	1,413	172,541
Caterpillar, Inc.	1,413	151,841
General Electric Co.	1,413	38,165
Total Industrial		936,140

Financial - 4.4%
Goldman Sachs Group, Inc.	1,413	313,545
Travelers Cos., Inc.	1,413	178,787
Visa, Inc. — Class A	1,413	132,511
JPMorgan Chase & Co.	1,413	129,148
American Express Co.	1,413	119,031
Total Financial		873,022

Consumer, Non-cyclical - 3.9%
UnitedHealth Group, Inc.	1,413	261,998
Johnson & Johnson	1,413	186,926
Procter & Gamble Co.	1,413	123,143
Merck & Co., Inc.	1,413	90,559
Coca-Cola Co.	1,413	63,373
Pfizer, Inc.	1,413	47,463
Total Consumer, Non-cyclical		773,462

Consumer, Cyclical - 3.2%
Home Depot, Inc.	1,413	216,754
McDonald’s Corp.	1,413	216,415
Wal-Mart Stores, Inc.	1,413	106,936
NIKE, Inc. — Class B	1,413	83,367
Total Consumer, Cyclical		623,472

Technology - 2.9%
International Business Machines Corp.	1,413	217,362
Apple, Inc.	1,401	201,772
Microsoft Corp.	1,413	97,398
Intel Corp.	1,413	47,675
Total Technology		564,207

Energy - 1.3%
Chevron Corp.	1,413	147,419
Exxon Mobil Corp.	1,413	114,071
Total Energy		261,490

Communications - 1.3%
Walt Disney Co.	1,413	150,132
Verizon Communications, Inc.	1,413	63,104
Cisco Systems, Inc.	1,413	44,227
Total Communications		257,463

Basic Materials - 0.6%
EI du Pont de Nemours & Co.	1,413	114,043

Total Common Stocks
(Cost $3,591,212)		4,403,299

MUTUAL FUNDS† - 48.4%
Guggenheim Strategy Fund I1	225,726	5,658,950
Guggenheim Strategy Fund II1	154,839	3,872,518
Total Mutual Funds
(Cost $9,498,209)		9,531,468

	Face Amount

U.S. TREASURY BILLS†† - 2.5%
U.S. Treasury Bill
0.96% due 09/07/17[2,3,4]	$500,000	499,129
Total U.S. Treasury Bills
(Cost $499,079)		499,129

REPURCHASE AGREEMENTS††,5 - 18.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[2]	1,559,495	1,559,495
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	1,128,559	1,128,559
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[2]	995,404	995,404
Total Repurchase Agreements
(Cost $3,683,458)		3,683,458

Total Investments - 92.0%
(Cost $17,271,958)		$18,117,354
Other Assets & Liabilities, net - 8.0%		1,586,888
Total Net Assets - 100.0%		$19,704,242

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2017 Dow Jones Industrial Average Index Swap 1.69%[6], Terminating 07/31/17 (Notional Value $23,909,179)	1,120	$66,569
BNP Paribas July 2017 Dow Jones Industrial Average Index Swap 1.47%[6], Terminating 07/28/17 (Notional Value $11,087,182)	519	(32,320)
(Total Notional Value $34,996,361)		$34,249

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
DOW 2x STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Zero coupon security.
[5]	Repurchase Agreements — See Note 5.
[6]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$4,403,299	$—	$—	$—	$4,403,299
Equity Index Swap Agreements	—	—	66,569	—	66,569
Mutual Funds	9,531,468	—	—	—	9,531,468
Repurchase Agreements	—	3,683,458	—	—	3,683,458
U.S. Treasury Bills	—	499,129	—	—	499,129
Total Assets	$13,934,767	$4,182,587	$66,569	$—	$18,183,923

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$32,320	$—	$32,320

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $4,090,291)	$4,902,428
Investments in affiliated issuers, at value (cost $9,498,209)	9,531,468
Repurchase agreements, at value (cost $3,683,458)	3,683,458
Total investments (cost $17,271,958)	18,117,354
Segregated cash with broker	1,581,226
Unrealized appreciation on swap agreements	66,569
Receivables:
Fund shares sold	128,215
Dividends	14,336
Interest	104
Total assets	19,907,804

Liabilities:
Unrealized depreciation on swap agreements	32,320
Payable for:
Fund shares redeemed	114,529
Securities purchased	13,303
Management fees	11,683
Transfer agent and administrative fees	3,245
Investor service fees	3,245
Portfolio accounting fees	1,298
Miscellaneous	23,939
Total liabilities	203,562
Commitments and contingent liabilities (Note 13)	—
Net assets	$19,704,242

Net assets consist of:
Paid in capital	$17,531,716
Undistributed net investment income	8,790
Accumulated net realized gain on investments	1,284,091
Net unrealized appreciation on investments	879,645
Net assets	$19,704,242
Capital shares outstanding	152,129
Net asset value per share	$129.52

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers	$79,148
Dividends from securities of affiliated issuers	56,889
Interest	7,446
Income from securities lending, net	25
Total investment income	143,508

Expenses:
Management fees	70,920
Transfer agent and administrative fees	19,700
Investor service fees	19,700
Portfolio accounting fees	7,880
Professional fees	14,393
Custodian fees	1,446
Trustees’ fees*	993
Line of credit fees	302
Miscellaneous	8,085
Total expenses	143,419
Net investment income	89

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	450,967
Investments in affiliated issuers	38
Swap agreements	1,669,266
Futures contracts	158,451
Net realized gain	2,278,722
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	6,604
Investments in affiliated issuers	14,474
Swap agreements	(92,079)
Futures contracts	6,845
Net change in unrealized appreciation (depreciation)	(64,156)
Net realized and unrealized gain	2,214,566
Net increase in net assets resulting from operations	$2,214,655

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$89	$8,701
Net realized gain on investments	2,278,722	2,169,590
Net change in unrealized appreciation (depreciation) on investments	(64,156)	76,271
Net increase in net assets resulting from operations	2,214,655	2,254,562

Capital share transactions:
Proceeds from sale of shares	56,855,461	118,726,201
Cost of shares redeemed	(55,875,375)	(126,376,553)
Net increase (decrease) from capital share transactions	980,086	(7,650,352)
Net increase (decrease) in net assets	3,194,741	(5,395,790)

Net assets:
Beginning of period	16,509,501	21,905,291
End of period	$19,704,242	$16,509,501
Undistributed net investment income at end of period	$8,790	$8,701

Capital share activity:
Shares sold	472,633	1,351,880
Shares redeemed	(470,476)	(1,462,002)
Net increase (decrease) in shares	2,157	(110,122)

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$110.08	$84.22	$112.60	$169.97	$104.48	$89.19
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.06	(.06)	(.40)	(.40)	(.29)
Net gain (loss) on investments (realized and unrealized)	19.44	25.80	(2.89)	27.20	65.89	15.58
Total from investment operations	19.44	25.86	(2.95)	26.80	65.49	15.29
Less distributions from:
Net realized gains	—	—	(25.43)	(84.17)	—	—
Total distributions	—	—	(25.43)	(84.17)	—	—
Net asset value, end of period	$129.52	$110.08	$84.22	$112.60	$169.97	$104.48

Total Return[d]	17.66%	30.72%	(4.22%)	16.80%	62.70%	17.15%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,704	$16,510	$21,905	$19,978	$23,727	$26,618
Ratios to average net assets:
Net investment income (loss)	— [f]	0.07%	(0.06%)	(0.25%)	(0.29%)	(0.29%)
Total expenses[e]	1.82%	1.77%	1.72%	1.76%	1.72%	1.75%
Portfolio turnover rate	155%	361%	212%	227%	518%	999%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	2.7%
Guggenheim Strategy Fund I	2.5%
Total	5.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Inverse Dow 2x Strategy Fund	(16.54%)	(33.74%)	(26.33%)	(21.86%)
Dow Jones Industrial Average Index	9.35%	22.12%	13.45%	7.57%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
INVERSE DOW 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 5.2%
Guggenheim Strategy Fund II1	1,498	$37,454
Guggenheim Strategy Fund I1	1,373	34,422
Total Mutual Funds
(Cost $71,213)		71,876

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 46.5%
Freddie Mac[2]
0.96% due 07/12/17	$300,000	299,912
Farmer Mac[3]
0.99% due 07/07/17	200,000	199,967
Federal Home Loan Bank[3]
0.93% due 07/05/17	150,000	149,984
Total Federal Agency Discount Notes
(Cost $649,863)		649,863

FEDERAL AGENCY NOTES†† - 17.9%
Freddie Mac[2]
0.75% due 07/14/17	250,000	249,976
Total Federal Agency Notes
(Cost $249,976)		249,976

REPURCHASE AGREEMENTS††,4 - 18.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[5]	156,792	156,792
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	69,968	69,968
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	32,156	32,156
Total Repurchase Agreements
(Cost $258,916)		258,916

Total Investments - 88.1%
(Cost $1,229,968)		$1,230,631
Other Assets & Liabilities, net - 11.9%		165,867
Total Net Assets - 100.0%		$1,396,498

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2017 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $638,910)	6	$1,296

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
BNP Paribas July 2017 Dow Jones Industrial Average Index Swap 0.97%[6], Terminating 07/28/17 (Notional Value $1,026,576)	48	$2,594
Barclays Bank plc July 2017 Dow Jones Industrial Average Index Swap 1.44%[6], Terminating 07/31/17 (Notional Value $1,105,595)	52	(2,144)
(Total Notional Value $2,132,171)		$450

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2017.
[6]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,296	$—	$—	$—	$1,296
Equity Index Swap Agreements	—	—	—	2,594	—	2,594
Federal Agency Discount Notes	—	—	649,863	—	—	649,863
Federal Agency Notes	—	—	249,976	—	—	249,976
Mutual Funds	71,876	—	—	—	—	71,876
Repurchase Agreements	—	—	258,916	—	—	258,916
Total Assets	$71,876	$1,296	$1,158,755	$2,594	$—	$1,234,521

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$2,144	$—	$2,144

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $899,839)	$899,839
Investments in affiliated issuers, at value (cost $71,213)	71,876
Repurchase agreements, at value (cost $258,916)	258,916
Total investments (cost $1,229,968)	1,230,631
Segregated cash with broker	239,050
Unrealized appreciation on swap agreements	2,594
Receivables:
Fund shares sold	51,677
Dividends	2,640
Interest	877
Swap settlement	28
Total assets	1,527,497

Liabilities:
Unrealized depreciation on swap agreements	2,144
Payable for:
Fund shares redeemed	115,133
Management fees	3,451
Securities purchased	2,647
Variation margin	2,624
Transfer agent and administrative fees	959
Investor service fees	959
Portfolio accounting fees	383
Miscellaneous	2,699
Total liabilities	130,999
Commitments and contingent liabilities (Note 13)	—
Net assets	$1,396,498

Net assets consist of:
Paid in capital	$18,570,367
Accumulated net investment loss	(16,120)
Accumulated net realized loss on investments	(17,160,158)
Net unrealized appreciation on investments	2,409
Net assets	$1,396,498
Capital shares outstanding	25,272
Net asset value per share	$55.26

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$17,897
Interest	6,802
Total investment income	24,699

Expenses:
Management fees	20,214
Transfer agent and administrative fees	5,615
Investor service fees	5,615
Portfolio accounting fees	2,246
Professional fees	6,671
Custodian fees	510
Trustees’ fees*	426
Line of credit fees	20
Miscellaneous	(498)
Total expenses	40,819
Net investment loss	(16,120)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(21)
Investments in affiliated issuers	12,466
Swap agreements	(1,016,177)
Futures contracts	(95,109)
Net realized loss	(1,098,841)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	152
Investments in affiliated issuers	(6,362)
Swap agreements	(40,754)
Futures contracts	(410)
Net change in unrealized appreciation (depreciation)	(47,374)
Net realized and unrealized loss	(1,146,215)
Net decrease in net assets resulting from operations	$(1,162,335)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(16,120)	$(57,234)
Net realized loss on investments	(1,098,841)	(2,440,681)
Net change in unrealized appreciation (depreciation) on investments	(47,374)	(39,418)
Net decrease in net assets resulting from operations	(1,162,335)	(2,537,333)

Capital share transactions:
Proceeds from sale of shares	47,720,719	133,889,240
Cost of shares redeemed	(48,565,383)	(133,004,925)
Net increase (decrease) from capital share transactions	(844,664)	884,315
Net decrease in net assets	(2,006,999)	(1,653,018)

Net assets:
Beginning of period	3,403,497	5,056,515
End of period	$1,396,498	$3,403,497
Accumulated net investment loss at end of period	$(16,120)	$—

Capital share activity:
Shares sold	785,534	1,552,526 *
Shares redeemed	(811,658)	(1,554,860)*
Net decrease in shares	(26,124)	(2,334)*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[f]	Year Ended December 31, 2015[f]	Year Ended December 31, 2014[e,f]	Year Ended December 31, 2013[e,f]	Year Ended December 31, 2012[e,f]
Per Share Data
Net asset value, beginning of period	$66.22	$94.11	$102.38	$130.67	$233.06	$300.53
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.25)	(1.50)	(1.80)	(2.82)	(4.14)
Net gain (loss) on investments (realized and unrealized)	(10.75)	(27.64)	(6.77)	(26.49)	(99.57)	(63.33)
Total from investment operations	(10.96)	(27.89)	(8.27)	(28.29)	(102.39)	(67.47)
Net asset value, end of period	$55.26	$66.22	$94.11	$102.38	$130.67	$233.06

Total Return[c]	(16.54%)	(29.65%)	(8.03%)	(21.77%)	(43.89%)	(22.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,396	$3,403	$5,057	$2,305	$2,577	$5,148
Ratios to average net assets:
Net investment income (loss)	(0.72%)	(0.84%)	(1.52%)	(1.51%)	(1.67%)	(1.64%)
Total expenses[d]	1.82%	1.77%	1.72%	1.77%	1.72%	1.75%
Portfolio turnover rate	588%	642%	270%	247%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2014 have been restated to reflect a 1:10 reverse share split effective January 24, 2014.
[f]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: August 18, 1997

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	41.5%
Guggenheim Strategy Fund II	11.3%
Guggenheim Strategy Fund I	10.6%
Total	63.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Government Long Bond 1.2x Strategy Fund	6.34%	(12.23%)	1.61%	7.35%
Daily Price Movement of Long Treasury Bond	4.16%	(11.68%)	(0.96%)	3.51%
Bloomberg Barclays Long Treasury Bond Index	5.41%	(7.22%)	2.76%	7.34%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays Long Treasury Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 21.9%
Guggenheim Strategy Fund II1	71,202	$1,780,756
Guggenheim Strategy Fund I1	66,072	1,656,429
Total Mutual Funds
(Cost $3,419,408)		3,437,185

	Face Amount

U.S. GOVERNMENT SECURITIES†† - 41.5%
U.S. Treasury Bond
3.00% due 05/15/47	$6,300,000	6,512,624
Total U.S. Government Securities
(Cost $6,361,209)		6,512,624

FEDERAL AGENCY DISCOUNT NOTES†† - 15.8%
Federal Home Loan Bank[2]
0.93% due 07/03/17	800,000	799,956
0.93% due 07/05/17	250,000	249,973
Total Federal Home Loan Bank		1,049,929
Freddie Mac[3]
0.96% due 07/12/17	800,000	799,765
1.15% due 09/26/17	30,000	29,928
Total Freddie Mac		829,693
Farmer Mac[2]
0.99% due 07/07/17	600,000	599,901
Total Federal Agency Discount Notes
(Cost $2,479,512)		2,479,523

FEDERAL AGENCY NOTES†† - 2.5%
Freddie Mac[3]
0.75% due 07/14/17	400,000	399,962
Total Federal Agency Notes
(Cost $399,962)		399,962
U.S. TREASURY BILLS†† - 1.6%
U.S. Treasury Bill
0.91% due 08/03/17[4,5,7]	250,000	249,817
Total U.S. Treasury Bills
(Cost $249,788)		249,817

REPURCHASE AGREEMENTS††,6 - 24.7%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	1,415,688	1,415,688
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	1,415,688	1,415,688
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	1,048,478	1,048,478
Total Repurchase Agreements
(Cost $3,879,854)		3,879,854

Total Investments - 108.0%
(Cost $16,789,733)		$16,958,965
Other Assets & Liabilities, net - (8.0)%		(1,250,841)
Total Net Assets - 100.0%		$15,708,124

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $13,946,625)	84	$96,890

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 5.
[7]	Zero coupon rate security.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$2,479,523	$—	$2,479,523
Federal Agency Notes	—	—	399,962	—	399,962
Interest Rate Futures Contracts	—	96,890	—	—	96,890
Mutual Funds	3,437,185	—	—	—	3,437,185
Repurchase Agreements	—	—	3,879,854	—	3,879,854
U.S. Government Securities	—	—	6,512,624	—	6,512,624
U.S. Treasury Bills	—	—	249,817	—	249,817
Total Assets	$3,437,185	$96,890	$13,521,780	$—	$17,055,855

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $9,490,471)	$9,641,926
Investments in affiliated issuers, at value (cost $3,419,408)	3,437,185
Repurchase agreements, at value (cost $3,879,854)	3,879,854
Total investments (cost $16,789,733)	16,958,965
Cash	518,872
Segregated cash with broker	169,451
Receivables:
Interest	25,559
Dividends	4,301
Fund shares sold	199
Total assets	17,677,347

Liabilities:
Payable for:
Fund shares redeemed	1,887,979
Variation margin	50,487
Management fees	7,533
Securities purchased	4,609
Investor service fees	3,767
Transfer agent and administrative fees	3,013
Portfolio accounting fees	1,507
Miscellaneous	10,328
Total liabilities	1,969,223
Commitments and contingent liabilities (Note 13)	—
Net assets	$15,708,124

Net assets consist of:
Paid in capital	$26,995,164
Undistributed net investment income	153
Accumulated net realized loss on investments	(11,553,315)
Net unrealized appreciation on investments	266,122
Net assets	$15,708,124
Capital shares outstanding	506,296
Net asset value per share	$31.03

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Interest	$162,402
Dividends from securities of affiliated issuers	35,426
Total investment income	197,828

Expenses:
Management fees	39,052
Transfer agent and administrative fees	15,621
Investor service fees	19,526
Portfolio accounting fees	7,811
Professional fees	24,809
Printing expenses	7,596
Custodian fees	1,815
Trustees’ fees*	1,678
Line of credit fees	114
Miscellaneous	(16,619)
Total expenses	101,403
Net investment income	96,425

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	266,879
Investments in affiliated issuers	11,345
Futures contracts	383,619
Net realized gain	661,843
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(5,919)
Investments in affiliated issuers	(1,468)
Futures contracts	(128,601)
Net change in unrealized appreciation (depreciation)	(135,988)
Net realized and unrealized gain	525,855
Net increase in net assets resulting from operations	$622,280

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$96,425	$269,702
Net realized gain on investments	661,843	2,266,961
Net change in unrealized appreciation (depreciation) on investments	(135,988)	352,721
Net increase in net assets resulting from operations	622,280	2,889,384

Distributions to shareholders from:
Net investment income	(96,272)	(274,658)
Total distributions to shareholders	(96,272)	(274,658)

Capital share transactions:
Proceeds from sale of shares	154,540,268	278,368,167
Distributions reinvested	96,272	274,658
Cost of shares redeemed	(156,578,897)	(281,504,905)
Net decrease from capital share transactions	(1,942,357)	(2,862,080)
Net decrease in net assets	(1,416,349)	(247,354)

Net assets:
Beginning of period	17,124,473	17,371,827
End of period	$15,708,124	$17,124,473
Undistributed net investment income at end of period	$153	$—

Capital share activity:
Shares sold	5,151,590	8,684,767
Shares issued from reinvestment of distributions	3,246	8,403
Shares redeemed	(5,231,715)	(8,694,237)
Net decrease in shares	(76,879)	(1,067)

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$29.36	$29.73	$45.27	$33.88	$45.61	$59.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.31	.32	.29	.33	.42
Net gain (loss) on investments (realized and unrealized)	1.67	(.38)	(3.29)	11.38	(8.52)	1.96
Total from investment operations	1.85	(.07)	(2.97)	11.67	(8.19)	2.38
Less distributions from:
Net investment income	(.18)	(.30)	(.31)	(.28)	(.33)	(.42)
Net realized gains	—	—	(12.26)	—	(3.21)	(15.51)
Total distributions	(.18)	(.30)	(12.57)	(.28)	(3.54)	(15.93)
Net asset value, end of period	$31.03	$29.36	$29.73	$45.27	$33.88	$45.61

Total Return[c]	6.34%	(0.33%)	(5.09%)	34.67%	(18.25%)	3.01%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,708	$17,124	$17,372	$28,003	$9,994	$21,149
Ratios to average net assets:
Net investment income (loss)	1.23%	0.93%	0.86%	0.72%	0.78%	0.71%
Total expenses[d]	1.30%	1.25%	1.21%	1.26%	1.24%	1.28%
Portfolio turnover rate	1,127%	1,386%	1,800%	1,763%	3,661%	3,230%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2014, have been restated to reflect a 1:3 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 2003

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	26.1%
Guggenheim Strategy Fund I	14.3%
Total	40.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Inverse Government Long Bond Strategy Fund	(5.84%)	8.93%	(4.81%)	(10.49%)
Daily Price Movement of Long Treasury Bond	4.16%	(11.68%)	(0.96%)	3.51%
Bloomberg Barclays Long Treasury Bond Index	5.41%	(7.22%)	2.76%	7.34%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays Long Treasury Bond Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 40.4%
Guggenheim Strategy Fund II1	58,814	$1,470,949
Guggenheim Strategy Fund I1	32,195	807,127
Total Mutual Funds
(Cost $2,265,862)		2,278,076

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 10.6%
Federal Home Loan Bank[2]
0.93% due 07/03/17	$200,000	199,989
Farmer Mac[2]
0.99% due 07/07/17	200,000	199,967
Freddie Mac[3]
0.96% due 07/12/17	200,000	199,941
Total Federal Agency Discount Notes
(Cost $599,897)		599,897

FEDERAL AGENCY NOTES†† - 6.8%
Freddie Mac[3]
0.80% due 11/22/19[4]	235,000	234,812
Federal Farm Credit Bank[2]
1.32% due 09/18/17[5]	150,000	150,083
Total Federal Agency Notes
(Cost $384,037)		384,895

REPURCHASE AGREEMENTS†† - 39.2%
Individual Repurchase Agreements[6]
Barclays Capital issued 06/30/17 at 1.05% due 07/03/17 (secured by a U.S. Treasury Bond, at a rate of 3.0% and maturing 05/15/47 as collateral, with a value of $936,360) to be repurchased at $918,080	918,000	918,000
Mizuho Financial Group, Inc. issued 06/30/17 at 1.18% due 07/03/17 (secured by a U.S. Treasury Bond, at a rate of 3% and maturing at 05/15/47 as collateral, with a value of $728,438) to be repurchased at $714,224	714,154	714,154

Joint Repurchase Agreements[7]
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	211,209	211,209
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	211,209	211,209
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	156,424	156,424
Total Repurchase Agreements
(Cost $2,210,996)		2,210,996

Total Investments - 97.0%
(Cost $5,460,792)		$5,473,864

U.S. GOVERNMENT SECURITIES SOLD SHORT†† - (40.3)%
U.S. Treasury Bond
3.00% due 05/15/47	2,200,000	(2,274,250)
Total U.S. Government Securities Sold Short
(Proceeds $2,283,927)		(2,274,250)
Other Assets & Liabilities, net - 43.3%		2,445,635
Total Net Assets - 100.0%		$5,645,249

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2017 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $3,818,719)	23	$33,399

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[5]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[6]	All or a portion of this security is pledged as short security collateral at June 30, 2017.
[7]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$599,897	$—	$599,897
Federal Agency Notes	—	—	384,895	—	384,895
Interest Rate Futures Contracts	—	33,399	—	—	33,399
Mutual Funds	2,278,076	—	—	—	2,278,076
Repurchase Agreements	—	—	2,210,996	—	2,210,996
Total Assets	$2,278,076	$33,399	$3,195,788	$—	$5,507,263

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
U.S. Government Securities	$—	$—	$2,274,250	$—	$2,274,250

*	Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $983,934)	$984,792
Investments in affiliated issuers, at value (cost $2,265,862)	2,278,076
Repurchase agreements, at value (cost $2,210,996)	2,210,996
Total investments (cost $5,460,792)	5,473,864
Cash	622,647
Segregated cash with broker	66,000
Receivables:
Fund shares sold	1,768,573
Variation margin	7,955
Dividends	4,471
Interest	341
Total assets	7,943,851

Liabilities:
Securities sold short, at value (proceeds $2,283,927)	2,274,250
Payable for:
Securities purchased	4,681
Management fees	3,746
Transfer agent and administrative fees	1,040
Investor service fees	1,040
Portfolio accounting fees	416
Fund shares redeemed	53
Miscellaneous	13,376
Total liabilities	2,298,602
Commitments and contingent liabilities (Note 13)	—
Net assets	$5,645,249

Net assets consist of:
Paid in capital	$12,929,375
Accumulated net investment loss	(62,448)
Accumulated net realized loss on investments	(7,277,826)
Net unrealized appreciation on investments	56,148
Net assets	$5,645,249
Capital shares outstanding	57,657
Net asset value per share	$97.91

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$31,020
Interest	20,195
Total investment income	51,215

Expenses:
Management fees	24,828
Transfer agent and administrative fees	6,897
Investor service fees	6,897
Portfolio accounting fees	2,759
Interest expense	65,426
Professional fees	6,401
Custodian fees	548
Trustees’ fees*	429
Line of credit fees	2
Miscellaneous	(524)
Total expenses	113,663
Net investment loss	(62,448)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	9,449
Futures contracts	(106,379)
Securities sold short	(292,334)
Net realized loss	(389,264)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(53)
Investments in affiliated issuers	(2,191)
Futures contracts	28,996
Securities sold short	(53,901)
Net change in unrealized appreciation (depreciation)	(27,149)
Net realized and unrealized loss	(416,413)
Net decrease in net assets resulting from operations	$(478,861)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(62,448)	$(144,984)
Net realized gain (loss) on investments	(389,264)	40,817
Net change in unrealized appreciation (depreciation) on investments	(27,149)	62,623
Net decrease in net assets resulting from operations	(478,861)	(41,544)

Capital share transactions:
Proceeds from sale of shares	81,743,704	88,784,708
Cost of shares redeemed	(79,440,747)	(89,661,807)
Net increase (decrease) from capital share transactions	2,302,957	(877,099)
Net increase (decrease) in net assets	1,824,096	(918,643)

Net assets:
Beginning of period	3,821,153	4,739,796
End of period	$5,645,249	$3,821,153
Accumulated net investment loss at end of period	$(62,448)	$—

Capital share activity:
Shares sold	811,062	936,504 *
Shares redeemed	(790,146)	(943,992)*
Net increase (decrease) in shares	20,916	(7,488)*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[f]	Year Ended December 31, 2015[f]	Year Ended December 31, 2014[e,f]	Year Ended December 31, 2013[e,f]	Year Ended December 31, 2012[e,f]
Per Share Data
Net asset value, beginning of period	$104.00	$107.17	$108.46	$159.80	$138.61	$32.46
Income (loss) from investment operations:
Net investment income (loss)[b]	(1.14)	(.87)	(3.63)	(5.40)	(5.40)	(5.10)
Net gain (loss) on investments (realized and unrealized)	(4.95)	(2.30)	2.34	(33.58)	26.59	(4.10)
Total from investment operations	(6.09)	(3.17)	(1.29)	(38.98)	21.19	(9.20)
Less distributions from:
Net realized gains	—	—	—	(12.36)	—	—
Total distributions	—	—	—	(12.36)	—	—
Net asset value, end of period	$97.91	$104.00	$107.17	$108.46	$159.80	$138.61

Total Return[c]	(5.84%)	(2.94%)	(1.22%)	(24.91%)	15.26%	(6.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,645	$3,821	$4,740	$6,595	$19,598	$8,370
Ratios to average net assets:
Net investment income (loss)	(2.26%)	(2.59%)	(3.39%)	(3.90%)	(3.56%)	(3.53%)
Total expenses[d,g]	4.12%	3.65%	3.66%	4.10%	3.59%	3.70%
Portfolio turnover rate	932%	1,384%	1,305%	2,537%	5,999%	6,326%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2014, have been restated to reflect a 1:5 reverse share split effective January 24, 2014.
[f]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.
[g]	Total expenses may include interest expense related to short sales. Excluding interest expense, the net expense ratios for the periods presented would be:

06/30/17	2016	2015	2014	2013	2012
1.75%	1.72%	1.65%	1.71%	1.69%	1.76%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 2014

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	36.5%
Guggenheim Strategy Fund I	19.5%
iShares iBoxx $ High Yield Corporate Bond ETF	3.4%
SPDR Bloomberg Barclays High Yield Bond ETF	3.3%
Top Ten Total	62.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	Since Inception (10/15/14)
High Yield Strategy Fund	4.02%	7.77%	5.97%
S&P 500 Index	9.34%	17.90%	12.58%
Bloomberg Barclays U.S. Corporate High Yield Index	4.93%	12.70%	6.13%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Bloomberg Barclays U.S. Corporate High Yield Index and S&P 500 Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
HIGH YIELD STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 6.6%
iShares iBoxx $ High Yield Corporate Bond ETF	3,016	$266,585
SPDR Bloomberg Barclays High Yield Bond ETF	7,022	261,218
Total Exchange-Traded Funds
(Cost $460,596)		527,803

MUTUAL FUNDS† - 56.0%
Guggenheim Strategy Fund II1	116,137	2,904,579
Guggenheim Strategy Fund I1	61,766	1,548,480
Total Mutual Funds
(Cost $4,411,330)		4,453,059

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 9.2%
Federal Home Loan Bank[2]
0.93% due 07/05/17	$450,000	449,951
Freddie Mac[3]
0.96% due 07/12/17	280,000	279,918
Total Federal Agency Discount Notes
(Cost $729,869)		729,869

FEDERAL AGENCY NOTES†† - 6.3%
Federal Farm Credit Bank[2]
1.37% due 01/23/18[4]	500,000	500,835
Total Federal Agency Notes
(Cost $500,542)		500,835

REPURCHASE AGREEMENTS††,5 - 16.6%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	482,418	482,418
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	482,418	482,418
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	357,286	357,286
Total Repurchase Agreements
(Cost $1,322,122)		1,322,122

Total Investments - 94.7%
(Cost $7,424,459)		$7,533,688
Other Assets & Liabilities, net - 5.3%		419,456
Total Net Assets - 100.0%		$7,953,144

	Contracts	Unrealized Gain (Loss)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $6,834,031)	58	$(15,742)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2017 iShares IBOXX H/Y Corp Bond Swap 0.69%, Terminating 07/06/17 (Notional Value $9,016)	102	$8

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD ††,6
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.28 Index	Barclays Bank plc	ICE	5.00%	06/20/22	$7,100,000	$(7,594,160)	$439,102	$55,058

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
HIGH YIELD STRATEGY FUND

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[5]	Repurchase Agreements — See Note 5.
[6]	Credit Default Swaps — See Note 2.
CDX.NA.HY.28 Index — Credit Default Swap North American High Yield Series 28 Index
ICE — Intercontinental Exchange
ETF — Exchange-Traded Funds

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$55,058	$—	$55,058
Equity Index Swap Agreements	—	—	—	8	—	8
Exchange-Traded Funds	527,803	—	—	—	—	527,803
Federal Agency Discount Notes	—	—	729,869	—	—	729,869
Federal Agency Notes	—	—	500,835	—	—	500,835
Mutual Funds	4,453,059	—	—	—	—	4,453,059
Repurchase Agreements	—	—	1,322,122	—	—	1,322,122
Total Assets	$4,980,862	$—	$2,552,826	$55,066	$—	$7,588,754

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Interest Rate Futures Contracts	$—	$15,742	$—	$—	$—	$15,742

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $1,691,007)	$1,758,507
Investments in affiliated issuers, at value (cost $4,411,330)	4,453,059
Repurchase agreements, at value (cost $1,322,122)	1,322,122
Total investments (cost $7,424,459)	7,533,688
Unamortized upfront premiums paid on credit default swaps	439,102
Unrealized appreciation on swap agreements	55,066
Segregated cash with broker	39,200
Receivables:
Fund shares sold	32,029
Interest	11,037
Dividends	8,737
Total assets	8,118,859

Liabilities:
Segregated cash due to broker	114,469
Payable for:
Securities purchased	23,078
Variation margin	10,082
Management fees	4,967
Transfer agent and administrative fees	1,656
Investor service fees	1,656
Portfolio accounting fees	662
Fund shares redeemed	83
Miscellaneous	9,062
Total liabilities	165,715
Commitments and contingent liabilities (Note 13)	—
Net assets	$7,953,144

Net assets consist of:
Paid in capital	$7,480,205
Undistributed net investment income	330,981
Accumulated net realized loss on investments	(6,595)
Net unrealized appreciation on investments	148,553
Net assets	$7,953,144
Capital shares outstanding	93,815
Net asset value per share	$84.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$55,640
Dividends from securities of unaffiliated issuers	16,746
Interest	6,997
Total investment income	79,383

Expenses:
Management fees	32,268
Transfer agent and administrative fees	10,756
Investor service fees	10,756
Portfolio accounting fees	4,302
Professional fees	8,912
Custodian fees	815
Trustees’ fees*	598
Miscellaneous	357
Total expenses	68,764
Net investment income	10,619

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,578
Investments in affiliated issuers	4,289
Swap agreements	348,257
Futures contracts	78,352
Net realized gain	437,476
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,580
Investments in affiliated issuers	8,863
Swap agreements	(132,356)
Futures contracts	(2,148)
Net change in unrealized appreciation (depreciation)	(115,061)
Net realized and unrealized gain	322,415
Net increase in net assets resulting from operations	$333,034

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 155

HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,619	$44,359
Net realized gain on investments	437,476	354,168
Net change in unrealized appreciation (depreciation) on investments	(115,061)	210,172
Net increase in net assets resulting from operations	333,034	608,699

Distributions to shareholders from:
Net investment income	—	(384,650)
Total distributions to shareholders	—	(384,650)

Capital share transactions:
Proceeds from sale of shares	14,709,238	57,855,138
Distributions reinvested	—	384,650
Cost of shares redeemed	(14,479,499)	(57,824,669)
Net increase from capital share transactions	229,739	415,119
Net increase in net assets	562,773	639,168

Net assets:
Beginning of period	7,390,371	6,751,203
End of period	$7,953,144	$7,390,371
Undistributed net investment income at end of period	$330,981	$320,362

Capital share activity:
Shares sold	175,690	733,204	*
Shares issued from reinvestment of distributions	—	4,817	*
Shares redeemed	(172,555)	(737,152	)*
Net increase in shares	3,135	869	*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[f]	Year Ended December 31, 2015[f]	Period Ended December 31, 2014[b,f]
Per Share Data
Net asset value, beginning of period	$81.50	$75.17	$76.12	$75.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.10	.14	(.30)	(.09)
Net gain (loss) on investments (realized and unrealized)	3.17	6.99	(.29)	1.21
Total from investment operations	3.27	7.13	(.59)	1.12
Less distributions from:
Net investment income	—	(.80)	—	—
Net realized gains	—	—	(.36)	—
Total distributions	—	(.80)	(.36)	—
Net asset value, end of period	$84.77	$81.50	$75.17	$76.12

Total Return[d]	4.02%	11.62%	(0.71%)	1.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,953	$7,390	$6,751	$4,060
Ratios to average net assets:
Net investment income (loss)	0.25%	0.51%	(0.39%)	(0.51%)
Total expenses[e]	1.60%	1.56%	1.49%	1.57%
Portfolio turnover rate	63%	255%	258%	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 15, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

FADN — Federal Agency Discount Note
FAN — Federal Agency Note

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
U.S. Government Money Market Fund	0.00%	0.00%	0.00%	0.30%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The – is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

FEDERAL AGENCY NOTES†† - 50.3%
Federal Farm Credit Bank[1]
1.35% due 05/14/18[2]	$7,000,000	$7,015,333
1.26% due 12/18/17[2]	3,500,000	3,502,939
1.16% due 09/12/17[2]	1,500,000	1,500,241
1.41% due 11/13/17[2]	1,000,000	999,816
1.21% due 07/13/17[2]	800,000	800,043
1.32% due 09/18/17[2]	685,000	685,193
1.20% due 05/04/18[2]	560,000	561,094
1.18% due 03/02/18[2]	155,000	155,292
Total Federal Farm Credit Bank		15,219,951
Federal Home Loan Bank[1]
0.74% due 08/14/17[2]	5,000,000	4,998,132
1.04% due 10/20/17[2]	2,000,000	1,999,979
1.05% due 09/26/17[2]	2,000,000	1,999,853
1.15% due 12/07/17[2]	330,000	330,305
1.14% due 08/09/17[2]	70,000	70,027
Total Federal Home Loan Bank		9,398,296
Fannie Mae[3]
1.10% due 03/12/18	3,100,000	3,097,138
1.09% due 10/05/17[2]	2,380,000	2,380,568
1.10% due 09/08/17[2]	700,000	700,212
Total Fannie Mae		6,177,918
Freddie Mac[3]
0.88% due 03/07/18	3,500,000	3,491,258
Total Federal Agency Notes
(Cost $34,287,423)		34,287,423

FEDERAL AGENCY DISCOUNT NOTES†† - 26.4%
Fannie Mae[3]
0.71% due 07/03/17	10,000,000	9,999,472
Federal Home Loan Bank[1]
0.91% due 09/20/17	5,000,000	4,989,684
0.98% due 07/05/17	1,225,000	1,224,866
1.01% due 07/05/17	1,200,000	1,199,866
Total Federal Home Loan Bank		7,414,416
Farmer Mac[1]
0.86% due 10/03/17	500,000	498,877
Freddie Mac[3]
0.93% due 07/07/17	92,000	91,986
Total Federal Agency Discount Notes
(Cost $18,004,751)		18,004,751

U.S. TREASURY BILLS†† - 10.9%
U.S. Treasury Bill
1.07% due 12/14/17[4,6]	7,500,000	7,461,734
Total U.S. Treasury Bills
(Cost $7,461,734)		7,461,734

REPURCHASE AGREEMENTS††,5 - 13.5%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	3,373,484	3,373,484
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	3,373,483	3,373,483
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	2,498,448	2,498,448
Total Repurchase Agreements
(Cost $9,245,415)		9,245,415

Total Investments - 101.1%
(Cost $68,999,323)		$68,999,323
Other Assets & Liabilities, net - (1.1)%		(720,036)
Total Net Assets - 100.0%		$68,279,287

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2017.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 5.
[6]	Zero coupon rate security.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 159

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
U.S. GOVERNMENT MONEY MARKET FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$18,004,751	$—	$18,004,751
Federal Agency Notes	—	34,287,423	—	34,287,423
Repurchase Agreements	—	9,245,415	—	9,245,415
U.S. Treasury Bills	—	7,461,734	—	7,461,734
Total Assets	$—	$68,999,323	$—	$68,999,323

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value (cost $59,753,908)	$59,753,908
Repurchase agreements, at value (cost $9,245,415)	9,245,415
Total investments (cost $68,999,323)	68,999,323
Cash	406
Receivables:
Fund shares sold	384,063
Interest	46,678
Total assets	69,430,470

Liabilities:
Payable for:
Fund shares redeemed	1,035,663
Management fees	23,482
Transfer agent and administrative fees	11,649
Portfolio accounting fees	5,825
Investor service fees	214
Miscellaneous	74,350
Total liabilities	1,151,183
Commitments and contingent liabilities (Note 13)	—
Net assets	$68,279,287

Net assets consist of:
Paid in capital	$68,269,571
Undistributed net investment income	—
Accumulated net realized gain on investments	9,716
Net unrealized appreciation on investments	—
Net assets	$68,279,287
Capital shares outstanding	68,259,199
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Interest	$265,915
Total investment income	265,915

Expenses:
Management fees	171,545
Transfer agent and administrative fees	68,619
Investor service fees	85,773
Portfolio accounting fees	34,309
Professional fees	86,081
Printing expenses	29,130
Custodian fees	7,175
Trustees’ fees*	5,925
Miscellaneous	(43,157)
Total expenses	445,400
Less:
Expenses reimbursed by service company	(7)
Expenses reimbursed by distributor	(85,557)
Expenses waived by Adviser	(93,934)
Total waived expenses	(179,498)
Net expenses	265,902
Net investment income	13

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,424
Net realized gain	1,424
Net change in unrealized appreciation (depreciation) on:
Net realized and unrealized gain	1,424
Net increase in net assets resulting from operations	$1,437

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 161

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13	$31
Net realized gain on investments	1,424	27,009
Net increase in net assets resulting from operations	1,437	27,040

Distributions to shareholders from:
Net investment income	(13)	(31)
Net realized gains	—	(3,808)
Total distributions to shareholders	(13)	(3,839)

Capital share transactions:
Proceeds from sale of shares	71,407,299	329,868,259
Distributions reinvested	13	3,839
Cost of shares redeemed	(64,833,354)	(367,369,762)
Net increase (decrease) from capital share transactions	6,573,958	(37,497,664)
Net increase (decrease) in net assets	6,575,382	(37,474,463)

Net assets:
Beginning of period	61,703,905	99,178,368
End of period	$68,279,287	$61,703,905
Undistributed net investment income at end of period	$—	$—

Capital share activity:
Shares sold	71,407,299	329,868,261
Shares issued from reinvestment of distributions	13	3,837
Shares redeemed	(64,833,354)	(367,369,762)
Net increase (decrease) in shares	6,573,958	(37,497,664)

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Total from investment operations	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Less distributions from:
Net investment income	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Net realized gains	—	—	—	(—)[b]	(—)[b]	—
Total distributions	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$68,279	$61,704	$99,178	$98,358	$98,655	$130,981
Ratios to average net assets:
Net investment income (loss)	— [e]	— [e]	— [e]	— [e]	— [e]	— [e]
Total expenses	1.30%	1.25%	1.20%	1.26%	1.23%	1.27%
Net expenses[d]	0.78%	0.40%	0.13%	0.05%	0.07%	0.13%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Less than $0.01 per share.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 163

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2017, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund (the “Funds”), each a non-diversified investment company, with the exception of U.S. Government Money Market Fund which is a diversified investment company.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

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Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost

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basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at June 30, 2017.

I. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

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Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$1,414,800	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	1,027,350
NASDAQ-100® Fund	Index exposure, Liquidity	2,772,615	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	561,010
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,793,550	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,902,775	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	687,320	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	311,355	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	830,280	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	34,595
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,471,760	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	319,455
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	11,950,750	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	2,471,328
High Yield Strategy Fund	Duration, Index exposure, Liquidity	7,184,016	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

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The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$40,053,693	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	2,962,652
NASDAQ-100® Fund	Index exposure, Liquidity	25,883,920	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	914,497
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	64,292,180	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	82,360,405	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	7,247,669	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	291,870
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,233,871	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	8,003,292	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	1,577,566
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	29,661,114	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,794,163
High Yield Strategy Fund	Index exposure, Liquidity, Duration	109,361	—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
High Yield Strategy Fund	Duration, Index exposure, Liquidity	$7,843,880	$—

The table on page 153 included in the Schedule of Investments summarizes the information with regards to sold protection on credit default swap contracts as of June 30, 2016.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

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The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2017
Nova Fund	$—	$22,193	$—	$—	$22,193
Inverse S&P 500® Strategy Fund	10,831	6,761	—	—	17,592
Inverse NASDAQ-100® Strategy Fund	8,861	10,888	—	—	19,749
S&P 500® 2x Strategy Fund	3,885	24,968	—	—	28,853
Mid-Cap 1.5x Strategy Fund	—	1,246	—	—	1,246
Inverse Mid-Cap Strategy Fund	—	496	—	—	496
Russell 2000® 2x Strategy Fund	—	3,052	—	—	3,052
Inverse Russell 2000® Strategy Fund	—	277	—	—	277
Dow 2x Strategy Fund	—	66,569	—	—	66,569
Inverse Dow 2x Strategy Fund	1,296	2,594	—	—	3,890
Government Long Bond 1.2x Strategy Fund	—	—	96,890	—	96,890
Inverse Government Long Bond Strategy Fund	—	—	33,399	—	33,399
High Yield Strategy Fund	—	8	—	55,058	55,066

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2017
Nova Fund	$—	$194,020	$—	$—	$194,020
Inverse S&P 500® Strategy Fund	—	797	—	—	797
NASDAQ-100® Fund	—	589,212	—	—	589,212
S&P 500® 2x Strategy Fund	—	169,809	—	—	169,809
NASDAQ-100® 2x Strategy Fund	—	1,663,667	—	—	1,663,667
Mid-Cap 1.5x Strategy Fund	—	10,591	—	—	10,591
Inverse Mid-Cap Strategy Fund	—	58	—	—	58
Russell 2000® 2x Strategy Fund	—	4,415	—	—	4,415
Russell 2000® 1.5x Strategy Fund	—	8,418	—	—	8,418
Inverse Russell 2000® Strategy Fund	—	66	—	—	66
Dow 2x Strategy Fund	—	32,320	—	—	32,320
Inverse Dow 2x Strategy Fund	—	2,144	—	—	2,144
High Yield Strategy Fund	—	—	15,742	—	15,742

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$574,484	$3,747,831	$—	$—	$4,322,315
Inverse S&P 500® Strategy Fund	(6,757)	(396,436)	—	—	(403,193)
NASDAQ-100® Fund	1,563,322	2,109,244	—	—	3,672,566
Inverse NASDAQ-100® Strategy Fund	(19,419)	(284,018)	—	—	(303,437)
S&P 500® 2x Strategy Fund	205,943	3,443,818	—	—	3,649,761
NASDAQ-100® 2x Strategy Fund	832,405	9,706,159	—	—	10,538,564
Mid-Cap 1.5x Strategy Fund	86,182	885,409	—	—	971,591
Inverse Mid-Cap Strategy Fund	—	(26,207)	—	—	(26,207)
Russell 2000® 2x Strategy Fund	82,829	87,584	—	—	170,413
Russell 2000® 1.5x Strategy Fund	44,223	52,635	—	—	96,858
Inverse Russell 2000® Strategy Fund	(9,954)	(566,214)	—	—	(576,168)
Dow 2x Strategy Fund	158,451	1,669,266	—	—	1,827,717
Inverse Dow 2x Strategy Fund	(95,109)	(1,016,177)	—	—	(1,111,286)
Government Long Bond 1.2x Strategy Fund	—	—	383,619	—	383,619
Inverse Government Long Bond Strategy Fund	—	—	(106,379)	—	(106,379)
High Yield Strategy Fund	—	10,692	78,352	337,565	426,609

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$8,173	$(305,530)	$—	$—	$(297,357)
Inverse S&P 500® Strategy Fund	9,910	(26,632)	—	—	(16,722)
NASDAQ-100® Fund	53,432	(494,359)	—	—	(440,927)
Inverse NASDAQ-100® Strategy Fund	8,293	(18,144)	—	—	(9,851)
S&P 500® 2x Strategy Fund	5,573	182,972	—	—	188,545
NASDAQ-100® 2x Strategy Fund	36,243	(1,164,469)	—	—	(1,128,226)
Mid-Cap 1.5x Strategy Fund	133,825	(16,742)	—	—	117,083
Inverse Mid-Cap Strategy Fund	—	(717)	—	—	(717)
Russell 2000® 2x Strategy Fund	216	(59,393)	—	—	(59,177)
Russell 2000® 1.5x Strategy Fund	433	(72,506)	—	—	(72,073)
Inverse Russell 2000® Strategy Fund	(2,349)	(109,884)	—	—	(112,233)
Dow 2x Strategy Fund	6,845	(92,079)	—	—	(85,234)
Inverse Dow 2x Strategy Fund	(410)	(40,754)	—	—	(41,164)
Government Long Bond 1.2x Strategy Fund	—	—	(128,601)	—	(128,601)
Inverse Government Long Bond Strategy Fund	—	—	28,996	—	28,996
High Yield Strategy Fund	—	(3,728)	(2,148)	(128,628)	(134,504)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned services, MUIS is entitled to receive a monthly fee equal to an annual percentage of the Funds’ average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

At June 30, 2017, GI and its affiliates owned over twenty percent of the oustanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
High Yield Strategy Fund	59%

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4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.99%			0.00%
Due 07/03/17	$32,042,769	$32,045,413	11/15/42	$68,321,700	$32,683,676

Bank of America Merrill Lynch			U.S. Treasury Note
1.08%			2.13%
Due 07/03/17	18,917,213	18,918,915	08/15/21	18,857,500	19,295,649

RBC Capital Markets LLC			U.S. TIP Notes
1.01%			0.13%
Due 07/03/17	17,166,798	17,168,243	04/15/19	16,756,200	17,510,229

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At June 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Nova Fund	$14,534	$(14,534)	$—	$14,888	$—	$14,888
NASDAQ-100® Fund	486,932	(486,932)	—	493,754	—	493,754
S&P 500® 2x Strategy Fund	16,265	(16,265)	—	16,673	—	16,673
NASDAQ-100® 2x Strategy Fund	289,097	(289,097)	—	293,146	—	293,146
Mid-Cap 1.5x Strategy Fund	53,714	(53,714)	—	54,950	—	54,950
Russell 2000® 2x Strategy Fund	59,478	(59,478)	—	61,720	—	61,720
Russell 2000® 1.5x Strategy Fund	66,798	(66,798)	—	69,319	—	69,319

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds have securities lending arrangements to evaluate potential risks.

7. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity contracts	$22,193	$—	$22,193	$—	$—	$22,193
Inverse S&P 500® Strategy Fund	Swap equity contracts	6,761	—	6,761	—	—	6,761
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	10,888	—	10,888	—	—	10,888
S&P 500® 2x Strategy Fund	Swap equity contracts	24,968	—	24,968	—	—	24,968
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	1,246	—	1,246	—	—	1,246
Inverse Mid-Cap Strategy Fund	Swap equity contracts	496	—	496	—	—	496
Russell 2000® 2x Strategy Fund	Swap equity contracts	3,052	—	3,052	—	—	3,052
Inverse Russell 2000® Strategy Fund	Swap equity contracts	277	—	277	—	—	277
Dow 2x Strategy Fund	Swap equity contracts	66,569	—	66,569	—	—	66,569
Inverse Dow 2x Strategy Fund	Swap equity contracts	2,594	—	2,594	—	—	2,594
High Yield Strategy Fund	Swap equity contracts	8	—	8	—	—	8

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Nova Fund	Swap equity contracts	$194,020	$—	$194,020	$194,020	$—	$—
Inverse S&P 500® Strategy Fund	Swap equity contracts	797	—	797	—	797	—
NASDAQ-100® Fund	Swap equity contracts	589,212	—	589,212	586,031	3,181	—
S&P 500® 2x Strategy Fund	Swap equity contracts	169,809	—	169,809	169,809	—	—
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	1,663,667	—	1,663,667	1,663,667	—	—
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	10,591	—	10,591	10,591	—	—
Inverse Mid-Cap Strategy Fund	Swap equity contracts	58	—	58	—	58	—
Russell 2000® 2x Strategy Fund	Swap equity contracts	4,415	—	4,415	3,543	872	—
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	8,418	—	8,418	5,490	2,928	—
Inverse Russell 2000® Strategy Fund	Swap equity contracts	66	—	66	66	—	—
Dow 2x Strategy Fund	Swap equity contracts	32,320	—	32,320	32,320	—	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	2,144	—	2,144	—	2,144	—

[1]	Centrally cleared swaps and exchange-traded futures are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Nova Fund	$35,263,056	$995,690	$(99,384)	$896,306
Inverse S&P 500 Strategy Fund	3,637,301	14,857	—	14,857
NASDAQ-100® Fund	67,568,963	16,671,264	(213,307)	16,457,957
Inverse NASDAQ-100® Fund	1,334,875	7,173	—	7,173
S&P 500 2x Strategy Fund	40,733,563	303,578	(53,912)	249,666
NASDAQ-100® 2x Strategy Fund	55,223,815	4,368,073	(164,874)	4,203,199
Mid-Cap 1.5x Strategy Fund	6,211,735	208,077	(86,116)	121,961
Inverse Mid-Cap Strategy Fund	407,085	1,030	—	1,030
Russell 2000® 2x Strategy Fund	5,803,187	166,979	(54,416)	112,563
Russell 2000® 1.5x Strategy Fund	7,038,293	225,331	(22,508)	202,823
Inverse Russell 2000® Strategy Fund	1,282,399	5,302	—	5,302
Dow 2x Strategy Fund	17,608,359	521,567	(12,572)	508,995
Inverse Dow 2x Strategy Fund	1,230,111	520	—	520
Government Long Bond 1.2x Strategy Fund	16,810,281	152,919	(4,235)	148,684
Inverse Government Long Bond Strategy Fund	5,497,328	—	(23,464)	(23,464)
High Yield Strategy Fund	7,471,327	62,361	—	62,361
U.S. Government Money Market Fund	68,999,323	485	(485)	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Securities Transactions

For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$50,011,254	$41,526,270
Inverse S&P 500® Strategy Fund	884,818	1,550,000
NASDAQ-100® Fund	40,195,117	18,497,964
Inverse NASDAQ-100® Strategy Fund	580,277	905,000
S&P 500® 2x Strategy Fund	55,548,740	46,477,264
NASDAQ-100® 2x Strategy Fund	37,346,252	21,466,791
Mid-Cap 1.5x Strategy Fund	8,590,038	15,431,698
Inverse Mid-Cap Strategy Fund	82,061	170,000
Russell 2000® 2x Strategy Fund	15,282,983	14,915,065
Russell 2000® 1.5x Strategy Fund	3,598,861	4,438,527
Inverse Russell 2000® Strategy Fund	5,304,722	6,705,000
Dow 2x Strategy Fund	19,548,698	18,648,087
Inverse Dow 2x Strategy Fund	7,157,810	8,100,000
Government Long Bond 1.2x Strategy Fund	2,885,137	4,650,000
Inverse Government Long Bond Strategy Fund	3,030,990	2,850,000
High Yield Strategy Fund	3,655,425	3,750,376
U.S. Government Money Market Fund	—	—

For the period ended June 30, 2017, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$136,776,813	$137,446,344
Inverse Government Long Bond Strategy Fund	69,412,531	67,146,766

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$24,185,037	$20,682,483	$320,331
NASDAQ-100® Fund	16,872,630	11,935,865	190,624
S&P 500® 2x Strategy Fund	19,902,392	38,952,717	568,975
NASDAQ-100® 2x Strategy Fund	3,262,835	13,189,185	(265,567)
Mid-Cap 1.5x Strategy Fund	7,504,051	3,474,162	120,398
Russell 2000® 2x Strategy Fund	3,400,670	2,231,356	(6,456)
Russell 2000® 1.5x Strategy Fund	1,412,125	1,763,164	47,198
Dow 2x Strategy Fund	8,785,746	9,046,632	370,729

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain (Loss)
Nova Fund
Guggenheim Strategy Fund I	$10,509,393	$2,740,138	$(3,500,000)	$9,778,331	390,041	$90,200	$1,907
Guggenheim Strategy Fund II	7,423,618	7,200,211	(4,530,000)	10,113,079	404,361	100,028	514
	17,933,011	9,940,349	(8,030,000)	19,891,410		190,228	2,421

Inverse S&P 500® Strategy Fund
Guggenheim Strategy Fund I	1,127,468	637,076	(800,000)	968,129	38,617	12,072	1,967
Guggenheim Strategy Fund II	1,561,610	247,742	(750,000)	1,063,128	42,508	17,773	4,235
	2,689,078	884,818	(1,550,000)	2,031,257		29,845	6,202

NASDAQ-100® Fund
Guggenheim Strategy Fund I	10,255,870	9,059,724	(1,300,000)	18,048,460	719,923	109,120	—
Guggenheim Strategy Fund II	4,387,709	7,333,045	(3,820,000)	7,909,673	316,260	52,719	928
	14,643,579	16,392,769	(5,120,000)	25,958,133		161,839	928

Inverse NASDAQ-100® Strategy Fund
Guggenheim Strategy Fund I	564,036	274,445	(535,000)	304,987	12,165	4,465	1,162
Guggenheim Strategy Fund II	515,846	305,832	(370,000)	453,122	18,118	5,842	1,029
	1,079,882	580,277	(905,000)	758,109		10,307	2,191

S&P 500® 2x Strategy Fund
Guggenheim Strategy Fund I	4,354,995	6,933,260	—	11,306,345	450,991	72,702	—
Guggenheim Strategy Fund II	3,476,371	7,480,289	(500,000)	10,469,728	418,622	74,620	—
	7,831,366	14,413,549	(500,000)	21,776,073		147,322	—

NASDAQ-100® 2x Strategy Fund
Guggenheim Strategy Fund I	4,651,072	11,636,188	(1,800,000)	14,510,326	578,792	95,365	392
Guggenheim Strategy Fund II	1,313,984	8,181,454	(870,000)	8,632,949	345,180	60,737	52
	5,965,056	19,817,642	(2,670,000)	23,143,275		156,102	444

Mid-Cap 1.5x Strategy Fund
Guggenheim Strategy Fund I	6,467,999	457,701	(6,050,000)	889,505	35,481	28,138	14,247
Guggenheim Strategy Fund II	5,321,626	335,853	(4,070,000)	1,597,953	63,893	36,261	6,648
	11,789,625	793,554	(10,120,000)	2,487,458		64,399	20,895

Inverse Mid-Cap Strategy Fund
Guggenheim Strategy Fund I	96,762	40,859	(100,000)	37,861	1,510	863	433
Guggenheim Strategy Fund II	117,399	41,202	(70,000)	88,854	3,553	1,206	261
	214,161	82,061	(170,000)	126,715		2,069	694

Russell 2000® 2x Strategy Fund
Guggenheim Strategy Fund I	436,793	7,358,367	(5,825,000)	1,971,948	78,658	8,244	740
Guggenheim Strategy Fund II	353,725	4,337,743	(3,600,000)	1,092,633	43,688	7,672	29
	790,518	11,696,110	(9,425,000)	3,064,581		15,916	769

Russell 2000® 1.5x Strategy Fund
Guggenheim Strategy Fund I	2,686,213	996,489	(1,800,000)	1,889,823	75,382	21,551	1,591
Guggenheim Strategy Fund II	1,715,006	974,217	(600,000)	2,093,840	83,720	24,191	59
	4,401,219	1,970,706	(2,400,000)	3,983,663		45,742	1,650

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Affiliated issuers by Fund	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain (Loss)
Inverse Russell 2000® Strategy Fund
Guggenheim Strategy Fund I	981,217	3,346,170	(4,030,000)	300,546	11,988	6,222	2,562
Guggenheim Strategy Fund II	1,083,270	1,958,552	(2,675,000)	369,744	14,784	8,630	2,198
	2,064,487	5,304,722	(6,705,000)	670,290		14,852	4,760

Dow 2x Strategy Fund
Guggenheim Strategy Fund I	3,024,513	3,125,912	(500,000)	5,658,950	225,726	25,699	—
Guggenheim Strategy Fund II	2,135,182	1,831,348	(100,000)	3,872,518	154,839	31,190	38
	5,159,695	4,957,260	(600,000)	9,531,468		56,889	38

Inverse Dow 2x Strategy Fund
Guggenheim Strategy Fund I	502,923	4,128,631	(4,600,000)	34,422	1,373	8,668	6,336
Guggenheim Strategy Fund II	505,039	3,029,179	(3,500,000)	37,454	1,498	9,229	6,130
	1,007,962	7,157,810	(8,100,000)	71,876		17,897	12,466

Government Long Bond 1.2x Strategy Fund
Guggenheim Strategy Fund I	2,439,945	2,412,118	(3,200,000)	1,656,429	66,072	12,262	9,039
Guggenheim Strategy Fund II	2,752,226	473,019	(1,450,000)	1,780,756	71,202	23,164	2,306
	5,192,171	2,885,137	(4,650,000)	3,437,185		35,426	11,345

Inverse Government Long Bond Strategy Fund
Guggenheim Strategy Fund I	1,040,281	1,713,022	(1,950,000)	807,127	32,195	13,076	9,204
Guggenheim Strategy Fund II	1,049,547	1,317,968	(900,000)	1,470,949	58,814	17,944	245
	2,089,828	3,030,990	(2,850,000)	2,278,076		31,020	9,449

High Yield Strategy Fund
Guggenheim Strategy Fund I	1,918,340	2,023,352	(2,400,000)	1,548,480	61,766	23,446	4,252
Guggenheim Strategy Fund II	2,516,026	1,132,188	(750,000)	2,904,579	116,137	32,194	37
	4,434,366	3,155,540	(3,150,000)	4,453,059		55,640	4,289

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.92% for the period ended June 30, 2017. On June 30, 2017, the NASDAQ-100® 2x Strategy Fund borrowed $1,256,000 under this agreement. The Funds did not have any other borrowings outstanding under this agreement at June 30, 2017.

The average daily balances borrowed for the period ended June 30, 2017, were as follows:

Fund	Average Daily Balance
NASDAQ-100® Fund	$33,447
S&P 500® 2x Strategy Fund	22,857
NASDAQ-100® 2x Strategy Fund	10,600
Mid-Cap 1.5x Strategy Fund	6,726
Russell 2000® 2x Strategy Fund	5,567
Russell 2000® 1.5x Strategy Fund	2,324
Dow 2x Strategy Fund	33,516
Inverse Dow 2x Strategy Fund	2,112
Government Long Bond 1.2x Strategy Fund	11,497
Inverse Government Long Bond Strategy Fund	232

178 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

12. Share Splits

Effective December 1, 2016, a share split occurred for the following funds:

Fund	Split Type
Nova Fund	Two-for-One Share Split
Inverse S&P 500® Strategy Fund	One-for-Six Reverse Share Split
Inverse NASDAQ-100® Strategy Fund	One-for-Four Reverse Share Split
Inverse Mid-Cap Strategy Fund	One-for-Three Reverse Share Split
Inverse Russell 2000® Strategy Fund	One-for-Three Reverse Share Split
Inverse Dow 2x Strategy Fund	One-for-Three Reverse Share Split
Inverse Government Long Bond Strategy Fund	One-for-Three Reverse Share Split
High Yield Strategy Fund	One-for-Three Reverse Share Split

The effect of the share split was to multiply the number of outstanding shares of the Nova Fund by its split ratio, resulting in a corresponding decrease in the NAV. The effect of reverse share split was to divide the number of outstanding shares of the Funds by the respective split ratio, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the Statements of Changes in net assets and the per share data in the Financial Highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

13. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York.

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set. On April 21, 2017, the Bankruptcy Court issued an Opinion and Order After Trial in a related Lyondell litigation (the “Blavatnik Action”) rejecting claims for intentional fraudulent transfer and constructive fraudulent

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

transfer in connection with the 2007 LBO. Based on this related ruling in the Blavatnik Action, the shareholder defendants filed a motion to dismiss the Litigation Trust Action on the grounds of collateral estoppel on May 30, 2017. The Bankruptcy Court has not yet ruled on this new motion to dismiss.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment. On May 30, 2017, the shareholder defendants filed a motion to remand the proceedings in the Creditor Trust and Reichman Actions to the Bankruptcy Court, for consideration of the collateral estoppel ground for dismissal raised by the Bankruptcy Court’s ruling in the Blavatnik Action. The District Court has not yet ruled on the motion to remand.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 25, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to the Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund, and U.S. Government Money Market Fund, each a series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2017 (together, with the May 25 meeting, the “Meetings”). The Board considered the materials provided by the Advisor and the review conducted at the April 26 meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving

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OTHER INFORMATION (Unaudited)(continued)

special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing for breakpoints at this point in time; (d) each Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors that was controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to such Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. With respect to the Funds that track an underlying index (“Index Funds”), the Board also discussed the correlation between an Index Fund’s assets under management and tracking error, noting that an Index Fund’s ability to replicate an underlying index rather than employ representative sampling depends, in part, upon the Index Fund’s size. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

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OTHER INFORMATION (Unaudited)(concluded)

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under the distribution agreement, investor services agreement, and Investor Services Plan. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	President, Chief Executive Officer and Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee, Member of the Audit Committee; Member of the Compliance and Risk Oversight Committee; and Member of the Governance Committee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (3) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee from 2005 to present; Member of the Audit Committee from 2005 to present; Member of the Investment and Performance Committee from 2014 to present; Member of the Compliance and Risk Oversight Committee from 2015 to present; Member of the Governance Committee from 2015 to present; and Member of the Nominating Committee from 2015 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Chairman and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem***** (1958)	Trustee, Member of the Audit Committee, Member of the Investment and Performance Committee, and Member of the Nominating Committee from November 2016 to present.	Current: Retired Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

6.30.2017

Rydex Variable Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® Pure Growth Fund
S&P 500® Pure Value Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund
S&P SmallCap 600® Pure Growth Fund
S&P SmallCap 600® Pure Value Fund

International Equity Funds
Europe 1.25x Strategy
Japan 2x Strategy

Specialty Funds
Strengthening Dollar 2x Strategy
Weakening Dollar 2x Strategy

GuggenheimInvestments.com	RVATB2-SEMI-0617x1217

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® PURE GROWTH FUND	8
S&P 500® PURE VALUE FUND	15
S&P MIDCAP 400® PURE GROWTH FUND	22
S&P MIDCAP 400® PURE VALUE FUND	28
S&P SMALLCAP 600® PURE GROWTH FUND	34
S&P SMALLCAP 600® PURE VALUE FUND	41
EUROPE 1.25x STRATEGY FUND	48
JAPAN 2x STRATEGY FUND	55
STRENGTHENING DOLLAR 2x STRATEGY FUND	61
WEAKENING DOLLAR 2x STRATEGY FUND	67
NOTES TO FINANCIAL STATEMENTS	73
OTHER INFORMATION	87
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	90
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	94

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2017.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
July 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2017

First-quarter real gross domestic product (“GDP”) growth came in weak relative to the third and fourth quarters of 2016, at only 1.4% quarter over quarter annualized, consistent with the historical pattern of soft first-quarter data. Tracking estimates point to a rebound in second-quarter growth. There have been concerns about consumer health amid weakness in retail and autos, but we maintain that these are experiencing sector-specific problems. Household balance sheets and consumer spending appear solid overall.

The unemployment rate continues to decline to levels not seen since 2001, despite muted economic growth. As of June 2017, the unemployment rate stood at 4.3%, below what the U.S. Federal Reserve (the “Fed”) forecasted as recently as March to be the cycle low, and we expect it will fall to 3.8% or lower next year. While a tightening labor market has not done much to lift wage growth or inflation in the current cycle, Fed Chair Janet Yellen and many of her colleagues still see a tighter labor market as a reason to continue to remove accommodation.

In June the Fed delivered its fourth rate hike since the financial crisis, raising the fed funds rate target range to 1.00–1.25%. It proceeded with the rate hike despite three consecutive months of soft inflation readings. The statement noted that the Fed continues to expect inflation on a 12-month basis to stabilize around the 2% objective over the medium term. This suggests the Fed views recent weakness as transient. As long as the unemployment rate continues to decline, we believe the Fed will feel compelled to continue hiking to stay ahead of potential inflationary pressures, given the lags associated with monetary policy effects.

Median Federal Open Market Committee (“FOMC”) projections suggest one additional rate increase in 2017, three in 2018, and three more in 2019. These are not conditioned on expectations for fiscal stimulus, though they do incorporate an expectation that the natural rate of interest will rise somewhat over time, but perhaps not as much as the Fed currently projects. We expect that the Fed will forego a rate hike in September in order to launch the tapering of portfolio reinvestments, but the Fed will pick it up again in December, contingent on steady economic data and supportive financial conditions. Weak oil prices over the second quarter of 2017 should once again boost headline inflation readings in 2018 due to base effects, which, when combined with steady economic growth and falling unemployment, could prompt the Fed to raise rates three or possibly four times in 2018.

On its own, the start of Fed balance sheet normalization should not lead to a notable increase in market volatility. The Fed has signaled its intentions well in advance, giving markets time to prepare, and pay-downs will ramp up only gradually over the course of a year.

Still, volatility across a range of markets is abnormally low, and asset valuations appear stretched. Markets shrugged off worrisome developments during the second quarter, including declining oil prices, a lack of progress on fiscal legislation in Washington, D.C., and rising geopolitical risks. A near-term pullback in risk assets is possible in the third or fourth quarters, with low volatility and tight spreads making credit markets particularly vulnerable during what is already a seasonally weak period for risk assets. Moves toward a less accommodative stance by the European Central Bank, the Bank of Japan, and/or the Bank of England may be a catalyst for instability.

For the six-month period ended June 30, 2017, the Standard & Poor’s 500® (“S&P 500®”)* Index returned 9.34%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 13.81%. The return of the MSCI Emerging Markets Index* was 18.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.27% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.93%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.31% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited) (concluded)	June 30, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in-line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2016 and ending June 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2016	Ending Account Value June 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund	1.60%	12.34%	$ 1,000.00	$ 1,123.40	$ 8.42
S&P 500® Pure Value Fund	1.60%	3.88%	1,000.00	1,038.80	8.09
S&P MidCap 400® Pure Growth Fund	1.60%	8.46%	1,000.00	1,084.60	8.27
S&P MidCap 400® Pure Value Fund	1.60%	2.37%	1,000.00	1,023.70	8.03
S&P SmallCap 600® Pure Growth Fund	1.60%	5.76%	1,000.00	1,057.60	8.16
S&P SmallCap 600® Pure Value Fund	1.60%	(9.27%)	1,000.00	907.30	7.57
Europe 1.25x Strategy Fund	1.83%	19.45%	1,000.00	1,194.50	9.96
Japan 2x Strategy Fund	1.60%	18.93%	1,000.00	1,189.30	8.69
Strengthening Dollar 2x Strategy Fund	1.80%	(12.51%)	1,000.00	874.90	8.37
Weakening Dollar 2x Strategy Fund	1.80%	13.10%	1,000.00	1,131.00	9.51

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund	1.60%	5.00%	$ 1,000.00	$ 1,016.86	$ 8.00
S&P 500® Pure Value Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
S&P MidCap 400® Pure Growth Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
S&P MidCap 400® Pure Value Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
S&P SmallCap 600® Pure Growth Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
S&P SmallCap 600® Pure Value Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
Europe 1.25x Strategy Fund	1.83%	5.00%	1,000.00	1,015.72	9.15
Japan 2x Strategy Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
Strengthening Dollar 2x Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Weakening Dollar 2x Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2016 to June 30, 2017.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Applied Materials, Inc.	2.9%
NVIDIA Corp.	2.6%
Ulta Beauty, Inc.	2.0%
Lam Research Corp.	2.0%
IDEXX Laboratories, Inc.	1.9%
Broadcom Ltd.	1.8%
Align Technology, Inc.	1.8%
Facebook, Inc. — Class A	1.6%
UnitedHealth Group, Inc.	1.6%
Prologis, Inc.	1.5%
Top Ten Total	19.7%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
S&P 500® Pure Growth Fund	12.34%	15.34%	14.12%	8.46%
S&P 500 Pure Growth Index	13.27%	17.35%	16.03%	10.41%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
S&P 500® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 22.1%
IDEXX Laboratories, Inc.*	6,100	$984,661
Align Technology, Inc.*	6,290	944,255
UnitedHealth Group, Inc.	4,430	821,411
Quanta Services, Inc.*	21,640	712,389
Constellation Brands, Inc. — Class A	3,200	619,936
Celgene Corp.*	4,508	585,454
PayPal Holdings, Inc.*	10,460	561,388
Aetna, Inc.	3,386	514,096
Humana, Inc.	2,090	502,896
Incyte Corp.*	3,477	437,789
Biogen, Inc.*	1,608	436,347
Total System Services, Inc.	6,620	385,615
Gartner, Inc.*	3,090	381,646
Verisk Analytics, Inc. — Class A*	4,520	381,352
Edwards Lifesciences Corp.*	3,170	374,821
S&P Global, Inc.	2,550	372,275
Cintas Corp.	2,922	368,289
United Rentals, Inc.*	3,130	352,782
Becton Dickinson and Co.	1,800	351,198
CR Bard, Inc.	1,070	338,238
Boston Scientific Corp.*	11,190	310,187
Intuitive Surgical, Inc.*,1	330	308,672
Stryker Corp.	2,070	287,275
Gilead Sciences, Inc.	3,459	244,828
Total Consumer, Non-cyclical		11,577,800

Technology - 20.7%
Applied Materials, Inc.	36,949	1,526,363
NVIDIA Corp.	9,559	1,381,849
Lam Research Corp.	7,271	1,028,338
Broadcom Ltd.	4,072	948,980
Microchip Technology, Inc.	8,332	643,064
Activision Blizzard, Inc.	10,750	618,878
Skyworks Solutions, Inc.	5,483	526,094
Salesforce.com, Inc.*	5,557	481,236
Adobe Systems, Inc.*	3,160	446,950
Electronic Arts, Inc.*	3,742	395,604
Red Hat, Inc.*	4,117	394,203
Fidelity National Information Services, Inc.	3,930	335,622
Cerner Corp.*	4,959	329,625
Akamai Technologies, Inc.*	6,345	316,044
Texas Instruments, Inc.	3,923	301,796
Citrix Systems, Inc.*	3,780	300,812
Analog Devices, Inc.	3,865	300,697
Fiserv, Inc.*	2,320	283,829
QUALCOMM, Inc.	4,550	251,251
Total Technology		10,811,235

Communications - 14.1%
Facebook, Inc. — Class A*	5,551	838,091
Amazon.com, Inc.*	780	755,040
Charter Communications, Inc. — Class A*	2,080	700,648
Priceline Group, Inc.*	314	587,343
F5 Networks, Inc.*	4,588	582,951
Motorola Solutions, Inc.	6,556	568,667
Scripps Networks Interactive, Inc. — Class A	6,790	463,825
Expedia, Inc.	3,113	463,681
Netflix, Inc.*	3,050	455,701
Time Warner, Inc.	3,766	378,144
CBS Corp. — Class B	5,630	359,081
Comcast Corp. — Class A	7,630	296,960
VeriSign, Inc.*	2,893	268,933
Discovery Communications, Inc. — Class C*	7,720	194,621
Alphabet, Inc. — Class A*	158	146,889
Alphabet, Inc. — Class C*	160	145,397
Discovery Communications, Inc. — Class A*,1	5,410	139,740
LogMeIn, Inc.	1	105
Total Communications		7,345,817

Financial - 14.0%
Prologis, Inc.	13,370	784,017
E*TRADE Financial Corp.*	15,343	583,494
Intercontinental Exchange, Inc.	8,710	574,163
UDR, Inc.[1]	14,599	568,923
Apartment Investment & Management Co. REIT — Class A	11,490	493,725
American Tower Corp. REIT — Class A	3,460	457,827
AvalonBay Communities, Inc.	2,320	445,834
Welltower, Inc.	5,560	416,166
Host Hotels & Resorts, Inc.	21,890	399,930
GGP, Inc.	15,550	366,358
Digital Realty Trust, Inc.	3,160	356,922
Charles Schwab Corp.	7,460	320,482
Arthur J Gallagher & Co.	5,240	299,990
Mastercard, Inc. — Class A	2,140	259,903
Extra Space Storage, Inc.	3,190	248,820
Kimco Realty Corp.	13,370	245,340
Marsh & McLennan Companies, Inc.	3,120	243,235
Discover Financial Services	3,740	232,591
Total Financial		7,297,720

Industrial - 13.5%
Corning, Inc.	25,900	778,294
Vulcan Materials Co.	5,440	689,140
Ingersoll-Rand plc	6,690	611,399
Martin Marietta Materials, Inc.	2,080	462,966
TransDigm Group, Inc.	1,650	443,636
Amphenol Corp. — Class A	5,740	423,727
Cummins, Inc.	2,520	408,794
Northrop Grumman Corp.	1,540	395,333
FedEx Corp.	1,760	382,500
Illinois Tool Works, Inc.	2,630	376,748
General Dynamics Corp.	1,790	354,599
Garmin Ltd.	6,520	332,716
Harris Corp.	2,867	312,732
Republic Services, Inc. — Class A	4,560	290,609
Acuity Brands, Inc.[1]	1,420	288,658
Xylem, Inc.	4,800	266,064

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P 500® PURE GROWTH FUND

	Shares	Value

J.B. Hunt Transport Services, Inc.	2,520	$230,278
Total Industrial		7,048,193

Consumer, Cyclical - 12.4%
Ulta Beauty, Inc.*	3,590	1,031,551
Starbucks Corp.	11,540	672,897
Darden Restaurants, Inc.	6,800	614,992
United Continental Holdings, Inc.*	7,380	555,345
LKQ Corp.*	16,540	544,993
Dollar Tree, Inc.*	6,755	472,310
Michael Kors Holdings Ltd.*	11,080	401,650
Ross Stores, Inc.	6,070	350,421
Dollar General Corp.	4,560	328,730
Southwest Airlines Co.	4,999	310,638
Marriott International, Inc. — Class A	2,900	290,899
Hasbro, Inc.	2,530	282,120
Harley-Davidson, Inc.	4,754	256,811
O’Reilly Automotive, Inc.*	947	207,147
Advance Auto Parts, Inc.	1,490	173,719
Total Consumer, Cyclical		6,494,223

Basic Materials - 1.5%
Albemarle Corp.	4,807	507,330
Newmont Mining Corp.	9,340	302,523
Total Basic Materials		809,853

Energy - 0.7%
Murphy Oil Corp.	14,493	371,456

Utilities - 0.5%
American Water Works Co., Inc.	3,100	241,645

Total Common Stocks
(Cost $41,028,159)		51,997,942

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$220,205	220,205
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	81,544	81,544
Total Repurchase Agreements
(Cost $301,749)		301,749

	Shares

SECURITIES LENDING COLLATERAL†,3 - 0.9%
First American Government Obligations Fund — Class Z, 0.84%[4]	484,498	484,498
Total Securities Lending Collateral
(Cost $484,498)		484,498

Total Investments - 101.0%
(Cost $41,814,406)		$52,784,189
Other Assets & Liabilities, net - (1.0)%		(509,208)
Total Net Assets - 100.0%		$52,274,981

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
S&P 500® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$51,997,942	$—	$—	$51,997,942
Repurchase Agreements	—	301,749	—	301,749
Securities Lending Collateral	484,498	—	—	484,498
Total Assets	$52,482,440	$301,749	$—	$52,784,189

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $471,939 of securities loaned (cost $41,512,657)	$52,482,440
Repurchase agreements, at value (cost $301,749)	301,749
Total investments (cost $41,814,406)	52,784,189
Cash	9,698
Receivables:
Fund shares sold	1,342,320
Dividends	23,684
Interest	9
Securities lending income	56
Total assets	54,159,956

Liabilities:
Payable for:
Securities purchased	1,293,029
Return of securities loaned	484,498
Management fees	30,424
Transfer agent and administrative fees	10,142
Investor service fees	10,142
Portfolio accounting fees	4,057
Fund shares redeemed	1,381
Miscellaneous	51,302
Total liabilities	1,884,975
Commitments and contingent liabilities (Note 13)	—
Net assets	$52,274,981

Net assets consist of:
Paid in capital	$40,209,710
Accumulated net investment loss	(167,818)
Accumulated net realized gain on investments	1,263,306
Net unrealized appreciation on investments	10,969,783
Net assets	$52,274,981
Capital shares outstanding	1,099,802
Net asset value per share	$47.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$193,680
Interest	858
Income from securities lending, net	270
Total investment income	194,808

Expenses:
Management fees	169,906
Transfer agent and administrative fees	56,635
Investor service fees	56,635
Portfolio accounting fees	22,654
Professional fees	50,154
Custodian fees	4,461
Trustees’ fees*	3,388
Line of credit fees	6
Miscellaneous	(1,213)
Total expenses	362,626
Net investment loss	(167,818)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	188,718
Net realized gain	188,718
Net change in unrealized appreciation (depreciation) on:
Investments	5,234,657
Net change in unrealized appreciation (depreciation)	5,234,657
Net realized and unrealized gain	5,423,375
Net increase in net assets resulting from operations	$5,255,557

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(167,818)	$(229,575)
Net realized gain on investments	188,718	3,957,390
Net change in unrealized appreciation (depreciation) on investments	5,234,657	(5,310,795)
Net increase (decrease) in net assets resulting from operations	5,255,557	(1,582,980)

Distributions to shareholders from:
Net realized gains	—	(2,097,841)
Total distributions to shareholders	—	(2,097,841)

Capital share transactions:
Proceeds from sale of shares	69,446,679	106,079,539
Distributions reinvested	—	2,097,841
Cost of shares redeemed	(66,334,930)	(138,232,653)
Net increase (decrease) from capital share transactions	3,111,749	(30,055,273)
Net increase (decrease) in net assets	8,367,306	(33,736,094)

Net assets:
Beginning of period	43,907,675	77,643,769
End of period	$52,274,981	$43,907,675
Accumulated net investment loss at end of period	$(167,818)	$—

Capital share activity:
Shares sold	1,511,123	2,509,196
Shares issued from reinvestment of distributions	—	49,118
Shares redeemed	(1,449,035)	(3,296,405)
Net increase (decrease) in shares	62,088	(738,091)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$42.31	$43.72	$47.51	$47.61	$33.69	$29.99
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.23)	(.25)	(.33)	(.18)	(.15)
Net gain (loss) on investments (realized and unrealized)	5.39	1.38	.91	6.19	14.10	4.13
Total from investment operations	5.22	1.15	.66	5.86	13.92	3.98
Less distributions from:
Net realized gains	—	(2.56)	(4.45)	(5.96)	—	(.28)
Total distributions	—	(2.56)	(4.45)	(5.96)	—	(.28)
Net asset value, end of period	$47.53	$42.31	$43.72	$47.51	$47.61	$33.69

Total Return[c]	12.34%	2.58%	1.08%	12.42%	41.32%	13.31%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,275	$43,908	$77,644	$87,942	$61,887	$29,326
Ratios to average net assets:
Net investment income (loss)	(0.74%)	(0.54%)	(0.54%)	(0.67%)	(0.44%)	(0.46%)
Total expenses	1.60%	1.56%	1.51%	1.57%	1.54%	1.58%
Portfolio turnover rate	129%	265%	174%	251%	324%	391%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.3%
Centene Corp.	2.1%
Arconic, Inc.	2.0%
Anthem, Inc.	1.9%
General Motors Co.	1.9%
Valero Energy Corp.	1.8%
Prudential Financial, Inc.	1.7%
Assurant, Inc.	1.7%
CenturyLink, Inc.	1.6%
Tesoro Corp.	1.6%
Top Ten Total	18.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
S&P 500® Pure Value Fund	3.88%	17.20%	15.70%	5.63%
S&P 500 Pure Value Index	4.71%	19.30%	17.73%	7.75%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
S&P 500® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Financial - 33.3%
Berkshire Hathaway, Inc. — Class B*	6,031	$1,021,470
Prudential Financial, Inc.	6,917	748,005
Assurant, Inc.	7,120	738,273
XL Group Ltd.	15,469	677,542
Hartford Financial Services Group, Inc.	12,422	653,025
MetLife, Inc.	11,068	608,076
Unum Group	13,015	606,890
Allstate Corp.	6,708	593,256
Lincoln National Corp.	8,700	587,946
Citigroup, Inc.	7,790	520,995
Loews Corp.	10,668	499,369
Bank of America Corp.	19,691	477,704
American International Group, Inc.	7,025	439,203
Capital One Financial Corp.	5,287	436,812
Aflac, Inc.	5,346	415,277
Travelers Cos., Inc.	3,180	402,366
Everest Re Group Ltd.	1,550	394,615
Regions Financial Corp.	25,220	369,221
Morgan Stanley	7,970	355,143
Chubb Ltd.	2,318	336,991
SunTrust Banks, Inc.	5,872	333,060
Progressive Corp.	6,690	294,962
Principal Financial Group, Inc.	4,564	292,415
JPMorgan Chase & Co.	3,100	283,340
Zions Bancorporation	6,020	264,338
PNC Financial Services Group, Inc.	2,076	259,230
Fifth Third Bancorp	9,694	251,656
Goldman Sachs Group, Inc.	1,108	245,865
Navient Corp.	13,270	220,946
People’s United Financial, Inc.	12,290	217,041
Bank of New York Mellon Corp.	4,080	208,161
BB&T Corp.	4,281	194,400
Wells Fargo & Co.	3,390	187,840
Torchmark Corp.	2,380	182,070
Huntington Bancshares, Inc.	13,075	176,774
State Street Corp.	1,850	166,001
Invesco Ltd.	4,570	160,818
Total Financial		14,821,096

Consumer, Cyclical - 20.4%
General Motors Co.	23,704	827,981
Ford Motor Co.	56,507	632,313
Staples, Inc.	58,385	587,937
PulteGroup, Inc.	22,988	563,896
AutoNation, Inc.*,1	13,100	552,296
Goodyear Tire & Rubber Co.	15,590	545,026
Wal-Mart Stores, Inc.	6,808	515,230
Lennar Corp. — Class A	9,250	493,210
DR Horton, Inc.	14,209	491,205
CVS Health Corp.	6,079	489,117
Whirlpool Corp.	2,170	415,815
Kohl’s Corp.	8,920	344,937
BorgWarner, Inc.	7,030	297,791
PVH Corp.	2,580	295,410
Bed Bath & Beyond, Inc.	8,174	248,490
Costco Wholesale Corp.	1,510	241,494
Gap, Inc.	9,910	217,921
Delta Air Lines, Inc.	3,830	205,824
American Airlines Group, Inc.	4,090	205,809
Carnival Corp.	3,055	200,316
Macy’s, Inc.	8,576	199,306
Walgreens Boots Alliance, Inc.	2,259	176,902
Target Corp.	3,300	172,557
Signet Jewelers Ltd.[1]	1,710	108,140
Total Consumer, Cyclical		9,028,923

Consumer, Non-cyclical - 16.1%
Centene Corp.*	11,490	917,822
Anthem, Inc.	4,580	861,635
Archer-Daniels-Midland Co.	16,440	680,287
McKesson Corp.	3,490	574,245
Cardinal Health, Inc.	6,899	537,570
AmerisourceBergen Corp. — Class A	5,370	507,626
Tyson Foods, Inc. — Class A	7,075	443,107
Whole Foods Market, Inc.	9,182	386,654
Mallinckrodt plc*	8,160	365,650
Allergan plc	1,470	357,342
Patterson Companies, Inc.	7,560	354,942
Express Scripts Holding Co.*	5,545	353,993
Kroger Co.	13,540	315,753
Cigna Corp.	1,587	265,648
DaVita, Inc.*	3,124	202,310
Total Consumer, Non-cyclical		7,124,584

Utilities - 7.8%
Exelon Corp.	13,241	477,603
Entergy Corp.	6,044	463,998
FirstEnergy Corp.	11,367	331,462
NRG Energy, Inc.	18,779	323,374
AES Corp.	28,747	319,379
Duke Energy Corp.	3,659	305,856
Consolidated Edison, Inc.	3,367	272,121
Eversource Energy	3,540	214,913
Public Service Enterprise Group, Inc.	4,578	196,900
Ameren Corp.	3,339	182,543
Xcel Energy, Inc.	3,940	180,767
DTE Energy Co.	1,619	171,274
Total Utilities		3,440,190

Energy - 6.5%
Valero Energy Corp.	11,525	777,476
Tesoro Corp.	7,380	690,768
Marathon Petroleum Corp.	11,273	589,916
Phillips 66	4,507	372,684
Transocean Ltd.*	41,215	339,199
Marathon Oil Corp.	9,716	115,135
Total Energy		2,885,178

Industrial - 6.1%
Arconic, Inc.	39,150	886,748
Fluor Corp.	9,418	431,156

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P 500® PURE VALUE FUND

	Shares	Value

WestRock Co.	6,880	$389,821
Jacobs Engineering Group, Inc.	6,083	330,854
Textron, Inc.	5,306	249,913
Johnson Controls International plc	5,290	229,374
Eaton Corp. plc	2,434	189,438
Total Industrial		2,707,304

Communications - 3.5%
CenturyLink, Inc.[1]	29,557	705,820
News Corp. — Class A	37,168	509,202
AT&T, Inc.	4,390	165,635
News Corp. — Class B	11,486	162,527
Total Communications		1,543,184

Technology - 3.1%
Xerox Corp.	20,194	580,174
Hewlett Packard Enterprise Co.	20,410	338,601
HP, Inc.	13,474	235,526
Western Digital Corp.	2,257	199,970
Total Technology		1,354,271

Diversified - 1.5%
Leucadia National Corp.	25,720	672,835

Basic Materials - 1.2%
Mosaic Co.	15,060	343,819
Eastman Chemical Co.	2,050	172,180
Total Basic Materials		515,999

Total Common Stocks
(Cost $36,122,165)		44,093,564

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$185,216	185,216
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	68,587	68,587
Total Repurchase Agreements
(Cost $253,803)		253,803

	Shares

SECURITIES LENDING COLLATERAL†,3 - 1.7%
First American Government Obligations Fund — Class Z, 0.84%[4]	748,686	748,686
Total Securities Lending Collateral
(Cost $748,686)		748,686

Total Investments - 101.8%
(Cost $37,124,654)		$45,096,053
Other Assets & Liabilities, net - (1.8)%		(776,234)
Total Net Assets - 100.0%		$44,319,819

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
S&P 500® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$44,093,564	$—	$—	$44,093,564
Repurchase Agreements	—	253,803	—	253,803
Securities Lending Collateral	748,686	—	—	748,686
Total Assets	$44,842,250	$253,803	$—	$45,096,053

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $725,297 of securities loaned (cost $36,870,851)	$44,842,250
Repurchase agreements, at value (cost $253,803)	253,803
Total investments (cost $37,124,654)	45,096,053
Cash	3,165
Receivables:
Fund shares sold	2,400,471
Dividends	45,452
Interest	7
Securities lending income	103
Total assets	47,545,251

Liabilities:
Payable for:
Securities purchased	2,371,884
Return of securities loaned	748,686
Management fees	25,112
Transfer agent and administrative fees	8,371
Investor service fees	8,371
Portfolio accounting fees	3,348
Fund shares redeemed	894
Miscellaneous	58,766
Total liabilities	3,225,432
Commitments and contingent liabilities (Note 13)	—
Net assets	$44,319,819

Net assets consist of:
Paid in capital	$38,005,348
Undistributed net investment income	474,959
Accumulated net realized loss on investments	(2,131,887)
Net unrealized appreciation on investments	7,971,399
Net assets	$44,319,819
Capital shares outstanding	755,830
Net asset value per share	$58.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$508,933
Income from securities lending, net	899
Interest	768
Total investment income	510,600

Expenses:
Management fees	162,683
Transfer agent and administrative fees	54,227
Investor service fees	54,228
Portfolio accounting fees	21,691
Professional fees	43,146
Custodian fees	4,098
Trustees’ fees*	2,923
Line of credit fees	50
Miscellaneous	4,184
Total expenses	347,230
Net investment income	163,370

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(582,116)
Net realized loss	(582,116)
Net change in unrealized appreciation (depreciation) on:
Investments	1,795,417
Net change in unrealized appreciation (depreciation)	1,795,417
Net realized and unrealized gain	1,213,301
Net increase in net assets resulting from operations	$1,376,671

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$163,370	$311,589
Net realized gain (loss) on investments	(582,116)	2,579,759
Net change in unrealized appreciation (depreciation) on investments	1,795,417	2,366,999
Net increase in net assets resulting from operations	1,376,671	5,258,347

Distributions to shareholders from:
Net investment income	—	(401,556)
Net realized gains	—	(1,016,397)
Total distributions to shareholders	—	(1,417,953)

Capital share transactions:
Proceeds from sale of shares	24,119,883	74,464,953
Distributions reinvested	—	1,417,953
Cost of shares redeemed	(26,025,428)	(67,200,697)
Net increase (decrease) from capital share transactions	(1,905,545)	8,682,209
Net increase (decrease) in net assets	(528,874)	12,522,603

Net assets:
Beginning of period	44,848,693	32,326,090
End of period	$44,319,819	$44,848,693
Undistributed net investment income at end of period	$474,959	$311,589

Capital share activity:
Shares sold	412,417	1,449,037	*
Shares issued from reinvestment of distributions	—	27,250	*
Shares redeemed	(451,100)	(1,327,228	)*
Net increase (decrease) in shares	(38,683)	149,059	*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$56.45	$50.08	$71.22	$69.60	$47.91	$39.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.83	.63	.42	.21	.18
Net gain (loss) on investments (realized and unrealized)	1.97	9.87	(5.87)	7.10	21.48	8.56
Total from investment operations	2.19	10.70	(5.24)	7.52	21.69	8.74
Less distributions from:
Net investment income	—	(1.23)	(.82)	(.34)	—	(.22)
Net realized gains	—	(3.10)	(15.08)	(5.56)	—	—
Total distributions	—	(4.33)	(15.90)	(5.90)	—	(.22)
Net asset value, end of period	$58.64	$56.45	$50.08	$71.22	$69.60	$47.91

Total Return[c]	3.88%	17.40%	(9.38%)	10.94%	45.26%	22.23%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,320	$44,849	$32,326	$63,165	$74,001	$28,877
Ratios to average net assets:
Net investment income (loss)	0.75%	0.88%	1.02%	0.58%	0.35%	0.40%
Total expenses	1.60%	1.56%	1.51%	1.57%	1.54%	1.58%
Portfolio turnover rate	45%	207%	162%	209%	371%	523%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
WebMD Health Corp. — Class A	2.5%
ABIOMED, Inc.	2.2%
Cognex Corp.	2.1%
InterDigital, Inc.	2.0%
WellCare Health Plans, Inc.	1.9%
MarketAxess Holdings, Inc.	1.9%
Domino’s Pizza, Inc.	1.9%
Take-Two Interactive Software, Inc.	1.9%
NuVasive, Inc.	1.8%
LogMeIn, Inc.	1.7%
Top Ten Total	19.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
S&P MidCap 400® Pure Growth Fund	8.46%	14.19%	10.14%	8.26%
S&P MidCap 400 Pure Growth Index	9.31%	16.02%	11.74%	9.99%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Consumer, Cyclical - 21.7%
Domino’s Pizza, Inc.	1,540	$325,757
Thor Industries, Inc.	2,740	286,385
Kate Spade & Co.*	15,180	280,678
Skechers U.S.A., Inc. — Class A*	8,004	236,118
Copart, Inc.*	6,810	216,490
Wendy’s Co.	12,689	196,806
Texas Roadhouse, Inc. — Class A	3,770	192,082
NVR, Inc.*,1	79	190,438
Churchill Downs, Inc.	1,007	184,583
Papa John’s International, Inc.	2,560	183,706
Urban Outfitters, Inc.*	9,859	182,786
Toro Co.	2,560	177,382
Panera Bread Co. — Class A*,1	549	172,737
Jack in the Box, Inc.	1,700	167,450
Dick’s Sporting Goods, Inc.	3,560	141,795
MSC Industrial Direct Company, Inc. — Class A	1,590	136,676
Dunkin’ Brands Group, Inc.	2,468	136,036
Pool Corp.	1,152	135,441
Buffalo Wild Wings, Inc.*	714	90,464
Cheesecake Factory, Inc.	1,650	82,995
Brinker International, Inc.	2,080	79,248
Total Consumer, Cyclical		3,796,053

Consumer, Non-cyclical - 19.9%
ABIOMED, Inc.*	2,730	391,209
WellCare Health Plans, Inc.*	1,880	337,573
MarketAxess Holdings, Inc.	1,643	330,407
NuVasive, Inc.*	4,091	314,680
Incorporated Research Holdings, Inc. — Class A*	4,450	260,325
Masimo Corp.*	2,700	246,186
VCA, Inc.*	2,517	232,344
Bioverativ, Inc.*	3,800	228,646
HealthSouth Corp.	3,990	193,116
CoreLogic, Inc.*	4,350	188,703
Akorn, Inc.*	4,993	167,465
Bio-Techne Corp.	1,420	166,850
Post Holdings, Inc.*	1,928	149,709
Avis Budget Group, Inc.*	5,010	136,623
Sotheby’s*	2,360	126,661
Total Consumer, Non-cyclical		3,470,497

Industrial - 17.1%
Cognex Corp.	4,294	364,561
Packaging Corporation of America	2,701	300,864
Nordson Corp.	1,610	195,325
Eagle Materials, Inc.	2,078	192,049
Old Dominion Freight Line, Inc.	1,820	173,337
Littelfuse, Inc.	1,043	172,095
Carlisle Companies, Inc.	1,670	159,318
Granite Construction, Inc.	3,290	158,710
Coherent, Inc.*	690	155,242
Worthington Industries, Inc.	2,850	143,127
Gentex Corp.	7,010	132,980
Zebra Technologies Corp. — Class A*	1,321	132,787
AO Smith Corp.	2,184	123,025
Landstar System, Inc.	1,400	119,840
Crane Co.	1,280	101,606
Huntington Ingalls Industries, Inc.	540	100,526
Woodward, Inc.	1,420	95,964
Curtiss-Wright Corp.	950	87,191
EnerSys	1,120	81,144
Total Industrial		2,989,691

Financial - 16.6%
SLM Corp.*	23,310	268,065
Home BancShares, Inc.	9,780	243,522
Uniti Group, Inc. REIT	8,952	225,054
First Horizon National Corp.	12,193	212,402
Primerica, Inc.	2,800	212,100
First Industrial Realty Trust, Inc.	7,386	211,387
Kilroy Realty Corp.	2,563	192,609
DCT Industrial Trust, Inc.	3,485	186,238
Pinnacle Financial Partners, Inc.	2,640	165,792
Brown & Brown, Inc.	3,530	152,037
Education Realty Trust, Inc.	3,813	147,754
Washington Federal, Inc.	3,773	125,264
Lamar Advertising Co. — Class A	1,607	118,227
Duke Realty Corp.	4,164	116,384
Bank of the Ozarks	2,294	107,520
Weingarten Realty Investors	3,478	104,688
Liberty Property Trust	2,433	99,047
Total Financial		2,888,090

Technology - 14.0%
Take-Two Interactive Software, Inc.*	4,410	323,607
Cirrus Logic, Inc.*	4,483	281,173
Monolithic Power Systems, Inc.	2,092	201,669
Microsemi Corp.*	3,662	171,382
Ultimate Software Group, Inc.*	791	166,157
Medidata Solutions, Inc.*	2,080	162,656
MAXIMUS, Inc.	2,520	157,828
NCR Corp.*	3,800	155,192
MSCI, Inc. — Class A	1,478	152,219
IPG Photonics Corp.*	858	124,496
Science Applications International Corp.	1,760	122,179
Integrated Device Technology, Inc.*	4,599	118,608
Fair Isaac Corp.	825	115,013
Broadridge Financial Solutions, Inc.	1,299	98,152
CommVault Systems, Inc.*	1,600	90,320
Total Technology		2,440,651

Communications - 6.2%
WebMD Health Corp. — Class A*	7,454	437,177
InterDigital, Inc.	4,494	347,386
LogMeIn, Inc.	2,914	304,513
Total Communications		1,089,076

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

Basic Materials - 2.8%
Royal Gold, Inc.	3,574	$279,380
Minerals Technologies, Inc.	2,870	210,084
Total Basic Materials		489,464

Utilities - 1.3%
Southwest Gas Holdings, Inc.	1,680	122,741
MDU Resources Group, Inc.	3,860	101,132
Total Utilities		223,873

Total Common Stocks
(Cost $14,718,172)		17,387,395

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$69,962	69,962
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	25,907	25,907
Total Repurchase Agreements
(Cost $95,869)		95,869

	Shares

SECURITIES LENDING COLLATERAL†,3 - 1.5%
First American Government Obligations Fund — Class Z, 0.84%[4]	253,668	253,668
Total Securities Lending Collateral
(Cost $253,668)		253,668

Total Investments - 101.6%
(Cost $15,067,709)		$17,736,932
Other Assets & Liabilities, net - (1.6)%		(286,429)
Total Net Assets - 100.0%		$17,450,503

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,387,395	$—	$—	$17,387,395
Repurchase Agreements	—	95,869	—	95,869
Securities Lending Collateral	253,668	—	—	253,668
Total Assets	$17,641,063	$95,869	$—	$17,736,932

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $252,258 of securities loaned (cost $14,971,840)	$17,641,063
Repurchase agreements, at value (cost $95,869)	95,869
Total investments (cost $15,067,709)	17,736,932
Receivables:
Dividends	17,589
Interest	2
Securities lending income	20
Total assets	17,754,543

Liabilities:
Payable for:
Return of securities loaned	253,668
Management fees	11,017
Fund shares redeemed	8,544
Transfer agent and administrative fees	3,672
Investor service fees	3,672
Portfolio accounting fees	1,469
Miscellaneous	21,998
Total liabilities	304,040
Commitments and contingent liabilities (Note 13)	—
Net assets	$17,450,503

Net assets consist of:
Paid in capital	$15,405,972
Accumulated net investment loss	(67,195)
Accumulated net realized loss on investments	(557,497)
Net unrealized appreciation on investments	2,669,223
Net assets	$17,450,503
Capital shares outstanding	486,095
Net asset value per share	$35.90

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$90,373
Interest	395
Income from securities lending, net	155
Total investment income	90,923

Expenses:
Management fees	74,094
Transfer agent and administrative fees	24,698
Investor service fees	24,698
Portfolio accounting fees	9,879
Professional fees	24,904
Printing expenses	8,425
Custodian fees	2,073
Trustees’ fees*	1,717
Line of credit fees	2
Miscellaneous	(12,372)
Total expenses	158,118
Net investment loss	(67,195)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	441,374
Net realized gain	441,374
Net change in unrealized appreciation (depreciation) on:
Investments	1,186,159
Net change in unrealized appreciation (depreciation)	1,186,159
Net realized and unrealized gain	1,627,533
Net increase in net assets resulting from operations	$1,560,338

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(67,195)	$(148,149)
Net realized gain on investments	441,374	1,320,585
Net change in unrealized appreciation (depreciation) on investments	1,186,159	(2,117,736)
Net increase (decrease) in net assets resulting from operations	1,560,338	(945,300)

Capital share transactions:
Proceeds from sale of shares	19,070,910	53,165,131
Cost of shares redeemed	(22,241,584)	(67,302,715)
Net decrease from capital share transactions	(3,170,674)	(14,137,584)
Net decrease in net assets	(1,610,336)	(15,082,884)

Net assets:
Beginning of period	19,060,839	34,143,723
End of period	$17,450,503	$19,060,839
Accumulated net investment loss at end of period	$(67,195)	$—

Capital share activity:
Shares sold	552,451	1,665,435
Shares redeemed	(642,088)	(2,148,974)
Net decrease in shares	(89,637)	(483,539)

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$33.11	$32.23	$34.05	$43.02	$34.66	$36.51
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.22)	(.22)	(.28)	(.17)	(.23)
Net gain (loss) on investments (realized and unrealized)	2.91	1.10	.88	(.31)	11.79	5.80
Total from investment operations	2.79	.88	.66	(.59)	11.62	5.57
Less distributions from:
Net realized gains	—	—	(2.48)	(8.38)	(3.26)	(7.42)
Total distributions	—	—	(2.48)	(8.38)	(3.26)	(7.42)
Net asset value, end of period	$35.90	$33.11	$32.23	$34.05	$43.02	$34.66

Total Return[c]	8.46%	2.70%	1.32%	(1.55%)	34.05%	16.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,451	$19,061	$34,144	$29,927	$49,701	$32,343
Ratios to average net assets:
Net investment income (loss)	(0.68%)	(0.71%)	(0.64%)	(0.67%)	(0.43%)	(0.58%)
Total expenses	1.60%	1.56%	1.50%	1.57%	1.54%	1.58%
Portfolio turnover rate	95%	296%	269%	380%	335%	234%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
KB Home	3.4%
LifePoint Health, Inc.	2.6%
Jabil, Inc.	2.2%
First Solar, Inc.	2.0%
Tech Data Corp.	2.0%
Office Depot, Inc.	2.0%
Arrow Electronics, Inc.	2.0%
Domtar Corp.	1.9%
Dillard’s, Inc. — Class A	1.9%
Molina Healthcare, Inc.	1.9%
Top Ten Total	21.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
S&P MidCap 400® Pure Value Fund	2.37%	22.26%	13.37%	5.44%
S&P MidCap 400 Pure Value Index	3.24%	24.51%	15.53%	7.63%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P MidCap 400 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.9%

Financial - 22.6%
CNO Financial Group, Inc.	11,380	$237,613
Reinsurance Group of America, Inc. — Class A	1,696	217,749
Old Republic International Corp.	10,277	200,710
Genworth Financial, Inc. — Class A*	48,002	180,968
First American Financial Corp.	3,988	178,224
Aspen Insurance Holdings Ltd.	3,265	162,760
Jones Lang LaSalle, Inc.	1,284	160,500
Hanover Insurance Group, Inc.	1,809	160,332
Quality Care Properties, Inc.*	8,233	150,746
Legg Mason, Inc.	3,909	149,167
Kemper Corp.	3,459	133,517
Alleghany Corp.*	210	124,908
Medical Properties Trust, Inc.	9,573	123,205
American Financial Group, Inc.	1,137	112,984
WR Berkley Corp.	1,586	109,704
Cousins Properties, Inc.	11,625	102,184
Umpqua Holdings Corp.	5,430	99,695
LaSalle Hotel Properties	2,624	78,195
Associated Banc-Corp.	2,957	74,516
Stifel Financial Corp.*	1,500	68,970
Mercury General Corp.	1,150	62,100
Janus Henderson Group plc*	1,809	59,896
CoreCivic, Inc.	2,149	59,269
TCF Financial Corp.	3,641	58,038
Total Financial		3,065,950

Industrial - 21.6%
Jabil, Inc.	10,091	294,557
Tech Data Corp.*	2,674	270,074
Arrow Electronics, Inc.*	3,434	269,294
Avnet, Inc.	5,520	214,618
Terex Corp.	4,695	176,063
Trinity Industries, Inc.	5,985	167,760
SYNNEX Corp.	1,340	160,746
KLX, Inc.*	3,168	158,400
AECOM*	4,887	157,997
Ryder System, Inc.	2,130	153,317
AGCO Corp.	2,232	150,414
Owens-Illinois, Inc.*	5,740	137,301
KBR, Inc.	6,350	96,647
Vishay Intertechnology, Inc.	5,572	92,495
Regal Beloit Corp.	1,122	91,499
Cree, Inc.*	3,308	81,542
Werner Enterprises, Inc.	2,214	64,981
Esterline Technologies Corp.*	660	62,568
Greif, Inc. — Class A	1,098	61,246
Kirby Corp.*	860	57,491
Total Industrial		2,919,010

Consumer, Cyclical - 19.4%
KB Home	19,081	457,371
Office Depot, Inc.	47,787	269,518
Dillard’s, Inc. — Class A1	4,400	253,836
CalAtlantic Group, Inc.	6,620	234,017
GameStop Corp. — Class A	10,250	221,503
TRI Pointe Group, Inc.*	15,350	202,467
World Fuel Services Corp.	4,779	183,753
Toll Brothers, Inc.	4,600	181,746
Dana, Inc.	6,523	145,659
Cooper Tire & Rubber Co.	3,050	110,105
Big Lots, Inc.[1]	2,228	107,612
JetBlue Airways Corp.*	4,180	95,429
International Speedway Corp. — Class A	1,882	70,669
HSN, Inc.	1,461	46,606
American Eagle Outfitters, Inc.	3,680	44,344
Total Consumer, Cyclical		2,624,635

Consumer, Non-cyclical - 18.1%
LifePoint Health, Inc.*	5,146	345,553
Molina Healthcare, Inc.*	3,637	251,608
ManpowerGroup, Inc.	1,977	220,732
Endo International plc*	17,141	191,465
Aaron’s, Inc.	4,837	188,159
Graham Holdings Co. — Class B	295	176,897
Owens & Minor, Inc.	5,300	170,607
United Natural Foods, Inc.*	4,441	162,985
TreeHouse Foods, Inc.*	1,810	147,859
Adtalem Global Education, Inc.*	3,565	135,292
Dean Foods Co.	7,634	129,778
Tenet Healthcare Corp.*	4,537	87,746
FTI Consulting, Inc.*	2,332	81,527
Halyard Health, Inc.*	1,790	70,311
Flowers Foods, Inc.	3,200	55,392
Avon Products, Inc.*	9,919	37,692
Total Consumer, Non-cyclical		2,453,603

Energy - 7.0%
First Solar, Inc.*	6,890	274,773
PBF Energy, Inc. — Class A1	9,240	205,683
Murphy USA, Inc.*	2,222	164,673
HollyFrontier Corp.	5,569	152,980
Rowan Companies plc — Class A*	9,802	100,372
Oceaneering International, Inc.	2,340	53,446
Total Energy		951,927

Basic Materials - 4.6%
Domtar Corp.	6,797	261,141
Reliance Steel & Aluminum Co.	1,662	121,010
Commercial Metals Co.	5,356	104,067
Carpenter Technology Corp.	1,990	74,486
Olin Corp.	2,155	65,253
Total Basic Materials		625,957

Communications - 3.0%
Telephone & Data Systems, Inc.	7,855	217,976
Frontier Communications Corp.[1]	74,570	86,501
Cars.com, Inc.*	1,900	50,597
TEGNA, Inc.	3,380	48,706
Total Communications		403,780

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

Technology - 2.1%
NeuStar, Inc. — Class A*	3,360	$112,056
Leidos Holdings, Inc.	1,640	84,772
Diebold Nixdorf, Inc.	2,886	80,808
Total Technology		277,636

Utilities - 1.5%
Great Plains Energy, Inc.	4,276	125,201
Hawaiian Electric Industries, Inc.	2,250	72,855
Total Utilities		198,056

Total Common Stocks
(Cost $10,408,216)		13,520,554

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$62,761	62,761
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	23,240	23,240
Total Repurchase Agreements
(Cost $86,001)		86,001

	Shares

SECURITIES LENDING COLLATERAL†,3 - 3.7%
First American Government Obligations Fund — Class Z, 0.84%[4]	505,330	505,330
Total Securities Lending Collateral
(Cost $505,330)		505,330

Total Investments - 104.2%
(Cost $10,999,547)		$14,111,885
Other Assets & Liabilities, net - (4.2)%		(571,015)
Total Net Assets - 100.0%		$13,540,870

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,520,554	$—	$—	$13,520,554
Repurchase Agreements	—	86,001	—	86,001
Securities Lending Collateral	505,330	—	—	505,330
Total Assets	$14,025,884	$86,001	$—	$14,111,885

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $485,793 of securities loaned (cost $10,913,546)	$14,025,884
Repurchase agreements, at value (cost $86,001)	86,001
Total investments (cost $10,999,547)	14,111,885
Receivables:
Fund shares sold	23,694
Dividends	13,341
Interest	2
Securities lending income	265
Total assets	14,149,187

Liabilities:
Payable for:
Return of securities loaned	505,330
Fund shares redeemed	65,706
Management fees	8,377
Transfer agent and administrative fees	2,792
Investor service fees	2,792
Portfolio accounting fees	1,117
Miscellaneous	22,203
Total liabilities	608,317
Commitments and contingent liabilities (Note 13)	—
Net assets	$13,540,870

Net assets consist of:
Paid in capital	$8,275,180
Accumulated net investment loss	(4,506)
Accumulated net realized gain on investments	2,157,858
Net unrealized appreciation on investments	3,112,338
Net assets	$13,540,870
Capital shares outstanding	243,372
Net asset value per share	$55.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$161,137
Income from securities lending, net	1,980
Interest	352
Total investment income	163,469

Expenses:
Management fees	78,709
Transfer agent and administrative fees	26,236
Investor service fees	26,236
Portfolio accounting fees	10,495
Professional fees	25,484
Custodian fees	2,056
Trustees’ fees*	1,621
Line of credit fees	12
Miscellaneous	(2,874)
Total expenses	167,975
Net investment loss	(4,506)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,003,302
Net realized gain	1,003,302
Net change in unrealized appreciation (depreciation) on:
Investments	(583,169)
Net change in unrealized appreciation (depreciation)	(583,169)
Net realized and unrealized gain	420,133
Net increase in net assets resulting from operations	$415,627

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,506)	$(15,790)
Net realized gain on investments	1,003,302	2,647,427
Net change in unrealized appreciation (depreciation) on investments	(583,169)	2,343,449
Net increase in net assets resulting from operations	415,627	4,975,086

Distributions to shareholders from:
Net investment income	—	(78,852)
Total distributions to shareholders	—	(78,852)

Capital share transactions:
Proceeds from sale of shares	8,974,207	64,197,074
Distributions reinvested	—	78,852
Cost of shares redeemed	(26,056,092)	(50,972,378)
Net increase (decrease) from capital share transactions	(17,081,885)	13,303,548
Net increase (decrease) in net assets	(16,666,258)	18,199,782

Net assets:
Beginning of period	30,207,128	12,007,346
End of period	$13,540,870	$30,207,128
Accumulated net investment loss at end of period	$(4,506)	$—

Capital share activity:
Shares sold	163,435	1,357,429	*
Shares issued from reinvestment of distributions	—	1,647	*
Shares redeemed	(475,850)	(1,087,157	)*
Net increase (decrease) in shares	(312,415)	271,919	*

*	Capital Share activity for the year ended December 31, 2016 has been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$54.35	$42.30	$53.78	$58.55	$43.15	$36.88
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.06)	.26	.05	.03	.06
Net gain (loss) on investments (realized and unrealized)	1.30	12.41	(5.93)	3.68	15.42	6.21
Total from investment operations	1.29	12.35	(5.67)	3.73	15.45	6.27
Less distributions from:
Net investment income	—	(.30)	(.08)	(.05)	(.05)	—
Net realized gains	—	—	(5.73)	(8.45)	—	—
Total distributions	—	(.30)	(5.81)	(8.50)	(.05)	—
Net asset value, end of period	$55.64	$54.35	$42.30	$53.78	$58.55	$43.15

Total Return[c]	2.37%	28.89%	(11.86%)	6.72%	35.80%	16.99%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,541	$30,207	$12,007	$17,460	$28,156	$14,172
Ratios to average net assets:
Net investment income (loss)	(0.04%)	(0.07%)	0.52%	0.08%	0.04%	0.14%
Total expenses	1.60%	1.56%	1.50%	1.57%	1.54%	1.58%
Portfolio turnover rate	38%	282%	280%	353%	499%	290%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
NutriSystem, Inc.	1.9%
LendingTree, Inc.	1.8%
Supernus Pharmaceuticals, Inc.	1.8%
MiMedx Group, Inc.	1.8%
BioTelemetry, Inc.	1.7%
Installed Building Products, Inc.	1.6%
OraSure Technologies, Inc.	1.5%
National Storage Affiliates Trust	1.4%
MKS Instruments, Inc.	1.3%
Four Corners Property Trust, Inc.	1.3%
Top Ten Total	16.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
S&P SmallCap 600® Pure Growth Fund	5.76%	23.52%	12.63%	7.47%
S&P SmallCap 600 Pure Growth Index	6.73%	25.86%	14.65%	9.60%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Growth Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.8%

Consumer, Non-cyclical - 29.7%
NutriSystem, Inc.	6,043	$314,538
LendingTree, Inc.*,1	1,782	306,860
Supernus Pharmaceuticals, Inc.*	7,077	305,018
MiMedx Group, Inc.*,1	20,110	301,047
BioTelemetry, Inc.*	8,664	289,811
OraSure Technologies, Inc.*	14,366	247,957
Innoviva, Inc.*	15,300	195,841
Viad Corp.	3,870	182,858
Heska Corp.*	1,429	145,858
Lantheus Holdings, Inc.*	7,860	138,729
Progenics Pharmaceuticals, Inc.*	19,584	132,975
Insperity, Inc.	1,830	129,930
SciClone Pharmaceuticals, Inc.*	11,657	128,227
AMN Healthcare Services, Inc.*	3,240	126,522
Central Garden & Pet Co. — Class A*	4,170	125,183
LeMaitre Vascular, Inc.	3,782	118,074
SpartanNash Co.	4,405	114,354
Cross Country Healthcare, Inc.*	8,315	107,347
Cytokinetics, Inc.*	8,454	102,293
ANI Pharmaceuticals, Inc.*	1,983	92,804
Cantel Medical Corp.	1,131	88,116
Merit Medical Systems, Inc.*	2,297	87,631
Calavo Growers, Inc.	1,244	85,898
Luminex Corp.	3,804	80,340
AMAG Pharmaceuticals, Inc.*	4,327	79,616
CryoLife, Inc.*	3,988	79,561
Ligand Pharmaceuticals, Inc. — Class B*	644	78,182
B&G Foods, Inc.	2,114	75,258
Capella Education Co.[1]	845	72,332
Cardtronics plc — Class A*	2,050	67,363
Enanta Pharmaceuticals, Inc.*	1,858	66,851
Navigant Consulting, Inc.*	3,170	62,639
Sucampo Pharmaceuticals, Inc. — Class A*	5,425	56,963
Forrester Research, Inc.	1,431	56,024
Eagle Pharmaceuticals, Inc.*	709	55,933
Landauer, Inc.	1,030	53,869
HMS Holdings Corp.*	2,880	53,280
Surmodics, Inc.*	1,774	49,938
Neogen Corp.*	705	48,723
Momenta Pharmaceuticals, Inc.*	2,880	48,672
US Physical Therapy, Inc.	780	47,112
Central Garden & Pet Co.*	1,249	39,706
Total Consumer, Non-cyclical		5,040,233

Industrial - 19.5%
CTS Corp.	8,840	190,944
TTM Technologies, Inc.*	10,857	188,478
Orion Group Holdings, Inc.*	24,820	185,405
TopBuild Corp.*	3,440	182,560
Trex Company, Inc.*	2,600	175,915
Tetra Tech, Inc.	3,830	175,223
Patrick Industries, Inc.*	2,390	174,111
Advanced Energy Industries, Inc.*	2,485	160,755
II-VI, Inc.*	4,515	154,865
Fabrinet*	3,614	154,172
Griffon Corp.	6,494	142,543
Axon Enterprise, Inc.*,1	5,618	141,237
John Bean Technologies Corp.	1,302	127,596
US Ecology, Inc.	2,414	121,907
Gibraltar Industries, Inc.*	2,997	106,843
Quanex Building Products Corp.	4,870	103,001
Lydall, Inc.*	1,975	102,108
Vicor Corp.*	5,474	97,985
MYR Group, Inc.*	2,730	84,684
Insteel Industries, Inc.	2,398	79,062
ESCO Technologies, Inc.	1,320	78,738
PGT Innovations, Inc.*	6,145	78,656
AAON, Inc.	2,062	75,985
Itron, Inc.*	1,057	71,612
Astec Industries, Inc.	1,034	57,397
Simpson Manufacturing Company, Inc.	1,150	50,267
Knight Transportation, Inc.	1,350	50,018
Total Industrial		3,312,067

Financial - 17.4%
National Storage Affiliates Trust	10,000	231,100
Four Corners Property Trust, Inc.	8,542	214,489
First BanCorp*	29,250	169,357
Walker & Dunlop, Inc.*	3,051	148,980
Universal Insurance Holdings, Inc.[1]	5,479	138,071
Summit Hotel Properties, Inc.	7,370	137,451
Piper Jaffray Cos.	2,200	131,890
CareTrust REIT, Inc.	6,504	120,584
LegacyTexas Financial Group, Inc.	3,105	118,394
BofI Holding, Inc.*,1	4,984	118,220
WageWorks, Inc.*	1,710	114,912
Ameris Bancorp	2,266	109,221
National Bank Holdings Corp. — Class A	3,260	107,939
ServisFirst Bancshares, Inc.	2,840	104,768
Lexington Realty Trust	9,628	95,413
Northfield Bancorp, Inc.	5,518	94,634
United Community Banks, Inc.	3,295	91,601
Getty Realty Corp.	3,176	79,718
Evercore Partners, Inc. — Class A	1,055	74,378
Customers Bancorp, Inc.*	2,410	68,155
Agree Realty Corp.	1,470	67,429
American Assets Trust, Inc.	1,525	60,070
Hanmi Financial Corp.	2,109	60,001
Central Pacific Financial Corp.	1,905	59,950
Southside Bancshares, Inc.	1,595	55,743
Sterling Bancorp	2,340	54,405
First Financial Bankshares, Inc.	1,010	44,642
Tompkins Financial Corp.	560	44,083
Urstadt Biddle Properties, Inc. — Class A	1,860	36,828
Total Financial		2,952,426

Consumer, Cyclical - 14.1%
Installed Building Products, Inc.*	5,291	280,159
Five Below, Inc.*	3,736	184,446
iRobot Corp.*	2,190	184,267

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

Ollie’s Bargain Outlet Holdings, Inc.*	3,569	$152,039
LGI Homes, Inc.*,1	3,500	140,630
Wingstop, Inc.[1]	4,493	138,835
Fox Factory Holding Corp.*	3,747	133,393
LCI Industries	1,298	132,915
Dorman Products, Inc.*	1,499	124,072
Marcus Corp.	4,062	122,672
Dave & Buster’s Entertainment, Inc.*	1,739	115,661
Scientific Games Corp. — Class A*	3,877	101,190
Hawaiian Holdings, Inc.*	2,137	100,332
Winnebago Industries, Inc.	2,570	89,950
Children’s Place, Inc.	780	79,638
Tile Shop Holdings, Inc.	3,712	76,653
Belmond Ltd. — Class A*	5,280	70,224
Universal Electronics, Inc.*	992	66,315
Zumiez, Inc.*	4,041	49,906
Francesca’s Holdings Corp.*	2,759	30,183
Chuy’s Holdings, Inc.*	1,246	29,156
Total Consumer, Cyclical		2,402,636

Technology - 10.6%
MKS Instruments, Inc.	3,244	218,320
Mercury Systems, Inc.*	4,611	194,077
Nanometrics, Inc.*	6,988	176,727
MaxLinear, Inc. — Class A*	5,470	152,558
CEVA, Inc.*	3,110	141,350
Qualys, Inc.*	3,300	134,640
Ebix, Inc.	2,424	130,654
Omnicell, Inc.*	2,880	124,128
Lumentum Holdings, Inc.*	2,115	120,661
Xperi Corp.	3,333	99,323
Rudolph Technologies, Inc.*	3,940	90,029
SPS Commerce, Inc.*	1,010	64,398
Rambus, Inc.*	5,019	57,367
Progress Software Corp.	1,780	54,984
Synchronoss Technologies, Inc.*	2,560	42,112
Total Technology		1,801,328

Communications - 6.1%
TiVo Corp.	10,783	201,104
Gigamon, Inc.*	4,540	178,649
Stamps.com, Inc.*	746	115,537
Shutterstock, Inc.*	2,580	113,726
Shutterfly, Inc.*	2,318	110,105
Oclaro, Inc.*,1	10,980	102,553
World Wrestling Entertainment, Inc. — Class A	3,178	64,736
Cogent Communications Holdings, Inc.	1,544	61,914
8x8, Inc.*	3,444	50,110
NIC, Inc.	2,012	38,127
Total Communications		1,036,561

Basic Materials - 1.6%
Kraton Corp.*	4,250	146,370
Balchem Corp.	836	64,966
Quaker Chemical Corp.	440	63,901
Total Basic Materials		275,237

Utilities - 0.8%
South Jersey Industries, Inc.	2,347	80,197
California Water Service Group	1,492	54,906
Total Utilities		135,103

Total Common Stocks
(Cost $13,861,056)		16,955,591

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$91,916	91,916
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	34,037	34,037
Total Repurchase Agreements
(Cost $125,953)		125,953

	Shares

SECURITIES LENDING COLLATERAL†,3 - 5.4%
First American Government Obligations Fund — Class Z, 0.84%[4]	920,156	920,156
Total Securities Lending Collateral
(Cost $920,156)		920,156

Total Investments - 105.9%
(Cost $14,907,165)		$18,001,700
Other Assets & Liabilities, net - (5.9)%		(999,693)
Total Net Assets - 100.0%		$17,002,007

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
S&P SMALLCAP 600® PURE GROWTH FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,955,591	$—	$—	$16,955,591
Repurchase Agreements	—	125,953	—	125,953
Securities Lending Collateral	920,156	—	—	920,156
Total Assets	$17,875,747	$125,953	$—	$18,001,700

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $894,449 of securities loaned (cost $14,781,212)	$17,875,747
Repurchase agreements, at value (cost $125,953)	125,953
Total investments (cost $14,907,165)	18,001,700
Receivables:
Fund shares sold	60
Dividends	12,986
Interest	4
Securities lending income	415
Total assets	18,015,165

Liabilities:
Payable for:
Return of securities loaned	920,156
Fund shares redeemed	51,157
Management fees	10,221
Transfer agent and administrative fees	3,407
Investor service fees	3,407
Portfolio accounting fees	1,363
Miscellaneous	23,447
Total liabilities	1,013,158
Commitments and contingent liabilities (Note 13)	—
Net assets	$17,002,007

Net assets consist of:
Paid in capital	$13,178,659
Accumulated net investment loss	(87,498)
Accumulated net realized gain on investments	816,311
Net unrealized appreciation on investments	3,094,535
Net assets	$17,002,007
Capital shares outstanding	322,466
Net asset value per share	$52.72

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$69,537
Income from securities lending, net	3,184
Interest	382
Total investment income	73,103

Expenses:
Management fees	75,253
Transfer agent and administrative fees	25,085
Investor service fees	25,084
Portfolio accounting fees	10,034
Professional fees	22,140
Custodian fees	1,942
Trustees’ fees*	1,486
Line of credit fees	4
Miscellaneous	(427)
Total expenses	160,601
Net investment loss	(87,498)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	923,936
Net realized gain	923,936
Net change in unrealized appreciation (depreciation) on:
Investments	(29,200)
Net change in unrealized appreciation (depreciation)	(29,200)
Net realized and unrealized gain	894,736
Net increase in net assets resulting from operations	$807,238

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(87,498)	$(53,294)
Net realized gain on investments	923,936	1,486,851
Net change in unrealized appreciation (depreciation) on investments	(29,200)	275,329
Net increase in net assets resulting from operations	807,238	1,708,886

Capital share transactions:
Proceeds from sale of shares	29,318,655	76,277,555
Cost of shares redeemed	(33,968,141)	(79,298,060)
Net decrease from capital share transactions	(4,649,486)	(3,020,505)
Net decrease in net assets	(3,842,248)	(1,311,619)

Net assets:
Beginning of period	20,844,255	22,155,874
End of period	$17,002,007	$20,844,255
Accumulated net investment loss at end of period	$(87,498)	$—

Capital share activity:
Shares sold	572,719	1,749,429
Shares redeemed	(668,333)	(1,858,795)
Net decrease in shares	(95,614)	(109,366)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$49.86	$42.01	$45.67	$45.67	$34.20	$30.92
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.14)	(.30)	(.38)	(.32)	(.04)
Net gain (loss) on investments (realized and unrealized)	3.08	7.99	.62	.38	14.34	3.32
Total from investment operations	2.86	7.85	.32	—	14.02	3.28
Less distributions from:
Net realized gains	—	—	(3.98)	—	(2.55)	—
Total distributions	—	—	(3.98)	—	(2.55)	—
Net asset value, end of period	$52.72	$49.86	$42.01	$45.67	$45.67	$34.20

Total Return[c]	5.76%	18.69%	(0.37%)	0.00%	41.30%	10.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,002	$20,844	$22,156	$25,379	$48,492	$17,808
Ratios to average net assets:
Net investment income (loss)	(0.87%)	(0.32%)	(0.64%)	(0.85%)	(0.78%)	(0.13%)
Total expenses	1.60%	1.56%	1.50%	1.57%	1.54%	1.58%
Portfolio turnover rate	135%	475%	282%	268%	350%	291%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Comtech Telecommunications Corp.	1.6%
M/I Homes, Inc.	1.5%
Kelly Services, Inc. — Class A	1.5%
Exterran Corp.	1.4%
RH	1.3%
MDC Holdings, Inc.	1.3%
Meritage Homes Corp.	1.3%
Greenbrier Companies, Inc.	1.2%
Wabash National Corp.	1.2%
Barnes & Noble Education, Inc.	1.2%
Top Ten Total	13.5%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
S&P SmallCap 600® Pure Value Fund	(9.27%)	15.38%	11.48%	3.69%
S&P SmallCap 600 Pure Value Index	(8.72%)	17.25%	13.18%	5.68%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P SmallCap 600 Pure Value Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer, Cyclical - 31.5%
M/I Homes, Inc.*	6,250	$178,438
RH*,1	2,356	152,009
MDC Holdings, Inc.	4,300	151,919
Meritage Homes Corp.*	3,550	149,810
Wabash National Corp.	6,520	143,310
Barnes & Noble Education, Inc.*	13,434	142,803
ScanSource, Inc.*	3,436	138,470
Abercrombie & Fitch Co. — Class A	9,717	120,878
Sonic Automotive, Inc. — Class A	5,502	107,013
Veritiv Corp.*,1	2,349	105,705
Essendant, Inc.	6,774	100,458
SkyWest, Inc.	2,757	96,771
MarineMax, Inc.*	4,549	88,933
Fred’s, Inc. — Class A1	9,481	87,510
Haverty Furniture Companies, Inc.	3,480	87,348
Red Robin Gourmet Burgers, Inc.*	1,320	86,130
Guess?, Inc.	6,587	84,182
Regis Corp.*	8,192	84,132
Anixter International, Inc.*	1,070	83,674
American Axle & Manufacturing Holdings, Inc.*	5,320	82,992
Group 1 Automotive, Inc.	1,306	82,696
Lithia Motors, Inc. — Class A	872	82,169
G-III Apparel Group Ltd.*	3,280	81,836
Cooper-Standard Holdings, Inc.*	740	74,644
Perry Ellis International, Inc.*	3,718	72,352
Shoe Carnival, Inc.	3,435	71,723
Penn National Gaming, Inc.*	3,260	69,764
Kirkland’s, Inc.*	6,088	62,585
Big 5 Sporting Goods Corp.	4,658	60,787
Asbury Automotive Group, Inc.*	1,041	58,869
Fossil Group, Inc.*	5,470	56,615
Core-Mark Holding Company, Inc.	1,702	56,268
Barnes & Noble, Inc.	7,323	55,655
Express, Inc.*	8,194	55,310
Genesco, Inc.*	1,597	54,138
Vitamin Shoppe, Inc.*	4,472	52,099
Caleres, Inc.	1,739	48,309
J.C. Penney Company, Inc.*,1	9,943	46,235
EZCORP, Inc. — Class A*	5,765	44,391
Ascena Retail Group, Inc.*,1	19,980	42,957
Finish Line, Inc. — Class A	2,988	42,340
Unifi, Inc.*	1,346	41,457
Superior Industries International, Inc.	1,819	37,380
Movado Group, Inc.[1]	1,452	36,663
Crocs, Inc.*	4,390	33,847
Ruby Tuesday, Inc.*	13,717	27,571
Cato Corp. — Class A	1,430	25,154
Stein Mart, Inc.	14,441	24,405
Total Consumer, Cyclical		3,770,704

Consumer, Non-cyclical - 20.0%
Kelly Services, Inc. — Class A	7,915	177,691
Select Medical Holdings Corp.*	9,210	141,373
Invacare Corp.	10,578	139,629
Seneca Foods Corp. — Class A*	4,352	135,130
Universal Corp.	1,976	127,847
PharMerica Corp.*	4,827	126,709
Diplomat Pharmacy, Inc.*	8,060	119,288
Almost Family, Inc.*	1,841	113,498
Darling Ingredients, Inc.*	6,901	108,622
TrueBlue, Inc.*	4,010	106,265
LSC Communications, Inc.	4,885	104,539
Integer Holdings Corp.*	2,390	103,368
Sanderson Farms, Inc.[1]	810	93,677
Community Health Systems, Inc.*	8,371	83,375
Providence Service Corp.*	1,640	83,000
Kindred Healthcare, Inc.	6,698	78,032
Andersons, Inc.	2,227	76,052
RR Donnelley & Sons Co.	5,536	69,421
Myriad Genetics, Inc.*	2,334	60,311
Heidrick & Struggles International, Inc.	2,771	60,269
LHC Group, Inc.*	780	52,954
Korn/Ferry International	1,460	50,414
CDI Corp.*	7,456	43,618
American Public Education, Inc.*	1,690	39,969
SUPERVALU, Inc.*	10,310	33,920
Quorum Health Corp.*	7,720	32,038
Resources Connection, Inc.	1,842	25,235
Total Consumer, Non-cyclical		2,386,244

Financial - 14.0%
Encore Capital Group, Inc.*,1	3,313	133,017
United Insurance Holdings Corp.	7,511	118,147
American Equity Investment Life Holding Co.	4,218	110,849
Maiden Holdings Ltd.	8,980	99,678
INTL FCStone, Inc.*	2,543	96,023
Banc of California, Inc.[1]	4,345	93,418
Enova International, Inc.*	5,971	88,669
World Acceptance Corp.*	1,154	86,446
Infinity Property & Casualty Corp.	841	79,054
HCI Group, Inc.[1]	1,552	72,913
Stewart Information Services Corp.	1,497	67,934
United Fire Group, Inc.	1,300	57,278
Capstead Mortgage Corp.	5,056	52,734
Selective Insurance Group, Inc.	1,050	52,553
Investment Technology Group, Inc.	2,270	48,215
HomeStreet, Inc.*	1,736	48,044
Opus Bank	1,982	47,964
Employers Holdings, Inc.	1,130	47,799
Horace Mann Educators Corp.	1,255	47,439
OFG Bancorp[1]	4,457	44,570
Navigators Group, Inc.	772	42,383
Astoria Financial Corp.	1,970	39,696
Chesapeake Lodging Trust	1,450	35,482
Waddell & Reed Financial, Inc. — Class A	1,850	34,928
Safety Insurance Group, Inc.	418	28,549
Total Financial		1,673,782

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

Industrial - 14.0%
Greenbrier Companies, Inc.[1]	3,179	$147,030
Boise Cascade Co.*	4,528	137,651
Sanmina Corp.*	3,409	129,883
Benchmark Electronics, Inc.*	3,853	124,452
Roadrunner Transportation Systems, Inc.*	14,992	108,993
Atlas Air Worldwide Holdings, Inc.*	1,862	97,103
Olympic Steel, Inc.	4,742	92,374
Briggs & Stratton Corp.	3,364	81,072
ArcBest Corp.	3,612	74,407
Hub Group, Inc. — Class A*	1,833	70,295
Electro Scientific Industries, Inc.*	8,443	69,570
Echo Global Logistics, Inc.*	2,943	58,566
LSB Industries, Inc.*	5,655	58,416
AAR Corp.	1,482	51,514
Plexus Corp.*	952	50,047
DXP Enterprises, Inc.*	1,408	48,576
Aegion Corp. — Class A*	1,966	43,016
TimkenSteel Corp.*	2,679	41,176
General Cable Corp.	2,440	39,894
KapStone Paper and Packaging Corp.	1,890	38,991
Encore Wire Corp.	890	38,003
Powell Industries, Inc.	1,153	36,884
Kaman Corp.	633	31,568
Total Industrial		1,669,481

Communications - 7.1%
Comtech Telecommunications Corp.	9,841	186,684
Gannett Company, Inc.	14,631	127,582
Time, Inc.	7,679	110,194
New Media Investment Group, Inc.	7,420	100,021
QuinStreet, Inc.*	20,827	86,849
Iridium Communications, Inc.*	5,596	61,836
Scholastic Corp.	1,397	60,895
FTD Companies, Inc.*	2,320	46,400
Spok Holdings, Inc.	2,425	42,923
Black Box Corp.	2,515	21,503
Total Communications		844,887

Energy - 6.2%
Exterran Corp.*	6,348	169,491
Noble Corporation plc	29,620	107,225
Atwood Oceanics, Inc.*	11,068	90,204
Gulf Island Fabrication, Inc.	7,725	89,610
Green Plains, Inc.	4,153	85,344
Era Group, Inc.*	6,118	57,876
Matrix Service Co.*	4,763	44,534
Bristow Group, Inc.[1]	5,530	42,305
SunCoke Energy, Inc.*	2,915	31,774
Cloud Peak Energy, Inc.*	6,116	21,589
Total Energy		739,952

Basic Materials - 3.5%
AdvanSix, Inc.*	3,810	119,024
Century Aluminum Co.*	7,224	112,550
PH Glatfelter Co.	3,599	70,325
Materion Corp.	1,166	43,608
Rayonier Advanced Materials, Inc.[1]	2,500	39,300
Clearwater Paper Corp.*	739	34,548
Total Basic Materials		419,355

Technology - 3.2%
Insight Enterprises, Inc.*	2,911	116,412
Virtusa Corp.*	2,090	61,446
Sykes Enterprises, Inc.*	1,610	53,983
ManTech International Corp. — Class A	1,050	43,449
Cohu, Inc.	2,295	36,123
CACI International, Inc. — Class A*	285	35,639
Digi International, Inc.*	3,020	30,653
Total Technology		377,705

Total Common Stocks
(Cost $9,836,973)		11,882,110

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$59,403	59,403
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	21,998	21,998
Total Repurchase Agreements
(Cost $81,401)		81,401

	Shares

SECURITIES LENDING COLLATERAL†,3 - 5.5%
First American Government Obligations Fund — Class Z, 0.84%[4]	658,645	658,645
Total Securities Lending Collateral
(Cost $658,645)		658,645

Total Investments - 105.7%
(Cost $10,577,019)		$12,622,156
Other Assets & Liabilities, net - (5.7)%		(683,741)
Total Net Assets - 100.0%		$11,938,415

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
S&P SMALLCAP 600® PURE VALUE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,882,110	$—	$—	$11,882,110
Repurchase Agreements	—	81,401	—	81,401
Securities Lending Collateral	658,645	—	—	658,645
Total Assets	$12,540,755	$81,401	$—	$12,622,156

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $637,739 of securities loaned (cost $10,495,618)	$12,540,755
Repurchase agreements, at value (cost $81,401)	81,401
Total investments (cost $10,577,019)	12,622,156
Cash	1
Receivables:
Securities sold	70,445
Dividends	7,971
Interest	2
Securities lending income	1,399
Total assets	12,701,974

Liabilities:
Payable for:
Return of securities loaned	658,645
Fund shares redeemed	67,498
Management fees	7,656
Transfer agent and administrative fees	2,552
Investor service fees	2,552
Portfolio accounting fees	1,021
Miscellaneous	23,635
Total liabilities	763,559
Commitments and contingent liabilities (Note 13)	—
Net assets	$11,938,415

Net assets consist of:
Paid in capital	$14,024,743
Accumulated net investment loss	(41,888)
Accumulated net realized loss on investments	(4,089,577)
Net unrealized appreciation on investments	2,045,137
Net assets	$11,938,415
Capital shares outstanding	190,323
Net asset value per share	$62.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $71)	$118,564
Income from securities lending, net	6,534
Interest	343
Total investment income	125,441

Expenses:
Management fees	78,398
Transfer agent and administrative fees	26,133
Investor service fees	26,133
Portfolio accounting fees	10,453
Professional fees	21,274
Custodian fees	1,899
Trustees’ fees*	1,350
Line of credit fees	29
Miscellaneous	1,660
Total expenses	167,329
Net investment loss	(41,888)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,100,496)
Net realized loss	(1,100,496)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,451,403)
Net change in unrealized appreciation (depreciation)	(1,451,403)
Net realized and unrealized loss	(2,551,899)
Net decrease in net assets resulting from operations	$(2,593,787)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(41,888)	$(73,052)
Net realized gain (loss) on investments	(1,100,496)	1,394,592
Net change in unrealized appreciation (depreciation) on investments	(1,451,403)	2,675,338
Net increase (decrease) in net assets resulting from operations	(2,593,787)	3,996,878

Capital share transactions:
Proceeds from sale of shares	12,689,354	56,652,261
Cost of shares redeemed	(26,565,232)	(43,987,710)
Net increase (decrease) from capital share transactions	(13,875,878)	12,664,551
Net increase (decrease) in net assets	(16,469,665)	16,661,429

Net assets:
Beginning of period	28,408,080	11,746,651
End of period	$11,938,415	$28,408,080
Accumulated net investment loss at end of period	$(41,888)	$—

Capital share activity:
Shares sold	188,673	977,354	*
Shares redeemed	(409,269)	(790,268	)*
Net increase (decrease) in shares	(220,596)	187,086	*

*	Capital Share activity for the year ended December 31, 2016 has been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$69.13	$52.48	$65.72	$79.11	$55.59	$46.18
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.45)	(.06)	(.39)	(.29)	(.11)
Net gain (loss) on investments (realized and unrealized)	(6.27)	17.10	(8.15)	1.28	24.08	9.52
Total from investment operations	(6.40)	16.65	(8.21)	.89	23.79	9.41
Less distributions from:
Net realized gains	—	—	(5.03)	(14.28)	(.27)	—
Total distributions	—	—	(5.03)	(14.28)	(.27)	—
Net asset value, end of period	$62.73	$69.13	$52.48	$65.72	$79.11	$55.59

Total Return[c]	(9.27%)	31.74%	(13.54%)	1.31%	42.83%	20.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,938	$28,408	$11,747	$14,318	$29,575	$16,178
Ratios to average net assets:
Net investment income (loss)	(0.40%)	(0.44%)	(0.09%)	(0.50%)	(0.43%)	(0.22%)
Total expenses	1.60%	1.56%	1.50%	1.57%	1.54%	1.58%
Portfolio turnover rate	50%	303%	245%	144%	260%	318%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 2:1 share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX Europe 50® Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	29.4%
Guggenheim Strategy Fund I	20.7%
Nestle S.A. ADR	2.5%
Novartis AG ADR	2.1%
Roche Holding AG ADR	1.7%
HSBC Holdings plc ADR	1.7%
Total S.A. ADR	1.2%
British American Tobacco plc ADR	1.1%
Sanofi ADR	1.1%
Royal Dutch Shell plc — Class A ADR	1.1%
Top Ten Total	62.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

COUNTRY DIVERSIFICATION

Country	% of Securities	Value
United Kingdom	33%	$549,233
Switzerland	20%	334,642
France	15%	260,058
Germany	15%	253,183
Netherlands	5%	80,482
Spain	5%	78,535
Italy	2%	35,879
Other	5%	90,803
Total Securities	100%	$1,682,815

The chart above reflects percentages of the value of long-term securities.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	June 30, 2017

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Europe 1.25x Strategy Fund	19.45%	19.70%	6.16%	(4.35%)
STOXX Europe 50 Index	14.76%	17.77%	6.82%	(0.60%)

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The STOXX Europe 50 Index (Total Return/Dollars) is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 38.5%

Consumer, Non-cyclical - 16.5%
Nestle S.A. ADR	1,276	$111,268
Novartis AG ADR	1,118	93,320
Roche Holding AG ADR	2,373	75,461
British American Tobacco plc ADR[1]	712	48,801
Sanofi ADR	1,007	48,245
GlaxoSmithKline plc ADR	1,007	43,422
Bayer AG ADR	323	41,946
AstraZeneca plc ADR	1,089	37,124
Unilever N.V. — Class Y1	631	34,875
Novo Nordisk A/S ADR	785	33,669
Anheuser-Busch InBev S.A. ADR	298	32,887
Diageo plc ADR	253	30,317
Unilever plc ADR	517	27,980
Reckitt Benckiser Group plc ADR	1,309	27,097
L’Oreal S.A. ADR	495	20,693
Imperial Brands plc ADR	368	16,832
Total Consumer, Non-cyclical		723,937

Financial - 8.7%
HSBC Holdings plc ADR	1,586	73,574
Banco Santander S.A. ADR	5,701	38,140
Allianz SE ADR	1,832	36,228
BNP Paribas S.A. ADR	884	32,142
ING Groep N.V. ADR	1,566	27,233
AXA S.A. ADR	880	24,253
UBS Group AG*	1,428	24,247
Prudential plc ADR[1]	513	23,603
Lloyds Banking Group plc ADR	6,522	23,023
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	2,616	21,870
Intesa Sanpaolo SpA ADR	1,041	19,977
Barclays plc ADR	1,722	18,236
Zurich Insurance Group AG ADR	608	17,711
Total Financial		380,237

Energy - 3.7%
Total S.A. ADR	1,036	51,375
Royal Dutch Shell plc — Class A ADR	890	47,339
BP plc ADR	1,317	45,634
Eni SpA ADR	529	15,902
Total Energy		160,250

Industrial - 2.4%
Siemens AG ADR	680	47,022
ABB Ltd. ADR	804	20,020
Vinci S.A. ADR	897	19,214
Schneider Electric SE ADR	1,180	18,148
Total Industrial		104,404

Communications - 2.1%
Vodafone Group plc ADR	1,137	32,666
Deutsche Telekom AG ADR	1,281	23,077
Telefonica S.A. ADR	1,783	18,525
BT Group plc ADR	875	16,984
Total Communications		91,252

Basic Materials - 2.0%
BASF SE ADR	363	33,865
Air Liquide S.A. ADR	798	19,874
Rio Tinto plc ADR	433	18,320
Syngenta AG ADR	182	16,862
Total Basic Materials		88,921

Technology - 1.4%
SAP SE ADR	398	41,658
ASML Holding N.V. — Class G	141	18,374
Total Technology		60,032

Consumer, Cyclical - 1.3%
Daimler AG ADR	404	29,387
LVMH Moet Hennessy Louis Vuitton SE ADR	520	26,114
Total Consumer, Cyclical		55,501

Utilities - 0.4%
National Grid plc ADR	291	18,281

Total Common Stocks
(Cost $1,613,704)		1,682,815

MUTUAL FUNDS† - 50.1%
Guggenheim Strategy Fund II2	51,561	1,289,544
Guggenheim Strategy Fund I2	36,071	904,289
Total Mutual Funds
(Cost $2,189,346)		2,193,833

	Face Amount

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bill
0.91% due 08/03/17[3,4,8]	$100,000	99,927
Total U.S. Treasury Bills
(Cost $99,915)		99,927

REPURCHASE AGREEMENTS††,5 - 3.8%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	61,138	61,138
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	61,137	61,137
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	45,280	45,280
Total Repurchase Agreements
(Cost $167,555)		167,555

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
EUROPE 1.25x STRATEGY FUND

Shares		Value

SECURITIES LENDING COLLATERAL†,6 - 1.8%
First American Government Obligations Fund — Class Z, 0.84%[7]	77,128	$77,128
Total Securities Lending Collateral
(Cost $77,128)		77,128

Total Investments - 96.5%
(Cost $4,147,648)		$4,221,258
Other Assets & Liabilities, net - 3.5%		152,978
Total Net Assets - 100.0%		$4,374,236

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Euro FX Futures Contracts (Aggregate Value of Contracts $3,869,775)	27	$79,570

EQUITY FUTURES CONTRACTS PURCHASED††
September 2017 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,773,866)	106	$(27,857)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Affiliated issuer — See Note 10.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 5.
[6]	Securities lending collateral — See Note 6.
[7]	Rate indicated is the 7 day yield as of June 30, 2017.
[8]	Zero coupon rate security.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,682,815	$—	$—	$—	$—	$1,682,815
Currency Futures Contracts	—	79,570	—	—	—	79,570
Mutual Funds	2,193,833	—	—	—	—	2,193,833
Repurchase Agreements	—	—	167,555	—	—	167,555
Securities Lending Collateral	77,128	—	—	—	—	77,128
U.S. Treasury Bills	—	—	99,927	—	—	99,927
Total Assets	$3,953,776	$79,570	$267,482	$—	$—	$4,300,828

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$—	$—	$27,857	$—	$27,857

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value - including $74,850 of securities loaned (cost $1,790,747)	$1,859,870
Investments in affiliated issuers, at value (cost $2,189,346)	2,193,833
Repurchase agreements, at value (cost $167,555)	167,555
Total investments (cost $4,147,648)	4,221,258
Segregated cash with broker	222,434
Receivables:
Swap settlement	423
Fund shares sold	185,162
Dividends	6,907
Foreign taxes reclaim	14,323
Interest	5
Securities lending income	243
Total assets	4,650,755

Liabilities:
Foreign currency, at value (cost $36,694)	36,694
Overdraft due to custodian bank	65
Payable for:
Securities purchased	103,175
Return of securities loaned	77,128
Fund shares redeemed	32,344
Variation margin	15,096
Management fees	3,386
Transfer agent and administrative fees	941
Investor service fees	941
Portfolio accounting fees	376
Miscellaneous	6,373
Total liabilities	276,519
Commitments and contingent liabilities (Note 13)	—
Net assets	$4,374,236

Net assets consist of:
Paid in capital	$7,035,160
Undistributed net investment income	51,325
Accumulated net realized loss on investments	(2,837,589)
Net unrealized appreciation on investments	125,340
Net assets	$4,374,236
Capital shares outstanding	44,622
Net asset value per share	$98.03

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $2,161)	$22,541
Dividends from securities of affiliated issuers	17,563
Interest	1,729
Income from securities lending, net	1,063
Total investment income	42,896

Expenses:
Management fees	15,809
Transfer agent and administrative fees	4,391
Investor service fees	4,391
Portfolio accounting fees	1,757
Professional fees	3,192
Custodian fees	332
Trustees’ fees*	221
Miscellaneous	2,030
Total expenses	32,123
Net investment income	10,773

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	26,532
Investments in affiliated issuers	19
Futures contracts	407,001
Foreign currency	1,527
Net realized gain	435,079
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	52,919
Investments in affiliated issuers	3,942
Futures contracts	55,017
Foreign currency	19
Net change in unrealized appreciation (depreciation)	111,897
Net realized and unrealized gain	546,976
Net increase in net assets resulting from operations	$557,749

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,773	$45,454
Net realized gain on investments	435,079	77,168
Net change in unrealized appreciation (depreciation) on investments	111,897	(310,764)
Net increase (decrease) in net assets resulting from operations	557,749	(188,142)

Distributions to shareholders from:
Net investment income	—	(36,982)
Total distributions to shareholders	—	(36,982)

Capital share transactions:
Proceeds from sale of shares	9,436,174	14,667,771
Distributions reinvested	—	36,982
Cost of shares redeemed	(8,172,486)	(15,009,638)
Net increase (decrease) from capital share transactions	1,263,688	(304,885)
Net increase (decrease) in net assets	1,821,437	(530,009)

Net assets:
Beginning of period	2,552,799	3,082,808
End of period	$4,374,236	$2,552,799
Undistributed net investment income at end of period	$51,325	$40,552

Capital share activity:
Shares sold	102,503	178,857 *
Shares issued from reinvestment of distributions	—	444 *
Shares redeemed	(88,989)	(183,112)*
Net increase (decrease) in shares	13,514	(3,811)*

*	Capital Share activity for the year ended December 31, 2016 has been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$82.06	$88.28	$96.17	$112.32	$90.79	$75.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.25	.66	1.26	.78	.30
Net gain (loss) on investments (realized and unrealized)	15.69	(6.25)	(7.35)	(15.19)	20.87	15.99
Total from investment operations	15.97	(6.00)	(6.69)	(13.93)	21.65	16.29
Less distributions from:
Net investment income	—	(.22)	(1.20)	(2.22)	(.12)	(.84)
Total distributions	—	(.22)	(1.20)	(2.22)	(.12)	(.84)
Net asset value, end of period	$98.03	$82.06	$88.28	$96.17	$112.32	$90.79

Total Return[c]	19.45%	(5.58%)	(7.19%)	(12.49%)	23.89%	21.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,374	$2,553	$3,083	$3,304	$12,116	$12,810
Ratios to average net assets:
Net investment income (loss)	0.61%	1.70%	0.63%	1.14%	0.79%	0.40%
Total expenses[d]	1.83%	1.73%	1.66%	1.75%	1.71%	1.72%
Portfolio turnover rate	50%	441%	620%	401%	455%	489%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 12.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	22.6%
Guggenheim Strategy Fund II	21.3%
Total	43.9%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Japan 2x Strategy Fund	18.93%	34.45%	16.75%	3.31%
Nikkei-225 Stock Average Index	8.81%	18.13%	9.58%	1.94%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Nikkei-225 Stock Average Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
JAPAN 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 43.9%
Guggenheim Strategy Fund I1	30,799	$772,135
Guggenheim Strategy Fund II1	29,131	728,575
Total Mutual Funds
(Cost $1,488,145)		1,500,710

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 20.5%
Freddie Mac[2]
0.96% due 07/12/17	$300,000	299,912
Federal Home Loan Bank[3]
0.93% due 07/05/17	200,000	199,978
Farmer Mac[3]
0.99% due 07/07/17	200,000	199,967
Total Federal Agency Discount Notes
(Cost $699,857)		699,857

FEDERAL AGENCY NOTES†† - 5.8%
Freddie Mac[2]
0.75% due 07/14/17	200,000	199,981
Total Federal Agency Notes
(Cost $199,981)		199,981

U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bill
0.91% due 08/03/17[4,5,7]	100,000	99,927
Total U.S. Treasury Bills
(Cost $99,915)		99,927

REPURCHASE AGREEMENTS††,6 - 13.5%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	168,380	168,380
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	168,379	168,379
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	124,705	124,705
Total Repurchase Agreements
(Cost $461,464)		461,464

Total Investments - 86.6%
(Cost $2,949,362)		$2,961,939
Other Assets & Liabilities, net - 13.4%		459,412
Total Net Assets - 100.0%		$3,421,351

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2017 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $6,842,500)	68	$49,070

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 Japanese Yen Futures Contracts (Aggregate Value of Contracts $6,801,119)	61	$(115,413)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	All or a portion of this security is pledged as futures collateral at June 30, 2017.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 5.
[7]	Zero coupon rate security.
CME — Chicago Mercantile Exchange.

See Sector Classification in Other Information section.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	$—	$49,070	$—	$—	$49,070
Federal Agency Discount Notes	—	—	699,857	—	699,857
Federal Agency Notes	—	—	199,981	—	199,981
Mutual Funds	1,500,710	—	—	—	1,500,710
Repurchase Agreements	—	—	461,464	—	461,464
U.S. Treasury Bills	—	—	99,927	—	99,927
Total Assets	$1,500,710	$49,070	$1,461,229	$—	$3,011,009

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$115,413	$—	$—	$115,413

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $999,753)	$999,765
Investments in affiliated issuers, at value (cost $1,488,145)	1,500,710
Repurchase agreements, at value (cost $461,464)	461,464
Total investments (cost $2,949,362)	2,961,939
Segregated cash with broker	60,019
Receivables:
Fund shares sold	390,167
Variation margin	13,199
Swap settlement	3,020
Dividends	2,190
Interest	709
Total assets	3,431,243

Liabilities:
Payable for:
Securities purchased	2,324
Management fees	2,164
Legal fees	1,214
Transfer agent and administrative fees	721
Investor service fees	721
Portfolio accounting fees	288
Fund shares redeemed	17
Miscellaneous	2,443
Total liabilities	9,892
Commitments and contingent liabilities (Note 13)	—
Net assets	$3,421,351

Net assets consist of:
Paid in capital	$5,340,097
Accumulated net investment loss	(2,503)
Accumulated net realized loss on investments	(1,862,477)
Net unrealized depreciation on investments	(53,766)
Net assets	$3,421,351
Capital shares outstanding	42,884
Net asset value per share	$79.78

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$15,938
Interest	3,755
Total investment income	19,693

Expenses:
Management fees	10,427
Transfer agent and administrative fees	3,476
Investor service fees	3,476
Professional fees	3,159
Portfolio accounting fees	1,390
Custodian fees	273
Trustees’ fees*	209
Miscellaneous	(214)
Total expenses	22,196
Net investment loss	(2,503)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	903
Futures contracts	696,720
Net realized gain	697,623
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3
Investments in affiliated issuers	3,230
Futures contracts	(214,029)
Net change in unrealized appreciation (depreciation)	(210,796)
Net realized and unrealized gain	486,827
Net increase in net assets resulting from operations	$484,324

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(2,503)	$(13,342)
Net realized gain (loss) on investments	697,623	(29,838)
Net change in unrealized appreciation (depreciation) on investments	(210,796)	204,312
Net increase in net assets resulting from operations	484,324	161,132

Capital share transactions:
Proceeds from sale of shares	7,155,146	14,650,143
Cost of shares redeemed	(6,716,765)	(15,889,563)
Net increase (decrease) from capital share transactions	438,381	(1,239,420)
Net increase (decrease) in net assets	922,705	(1,078,288)

Net assets:
Beginning of period	2,498,646	3,576,934
End of period	$3,421,351	$2,498,646
Accumulated net investment loss at end of period	$(2,503)	$—

Capital share activity:
Shares sold	95,981	245,606 *
Shares redeemed	(90,346)	(266,377)*
Net increase (decrease) in shares	5,635	(20,771)*

*	Capital Share activity for the year ended December 31, 2016 has been restated to reflect 1:6 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$67.08	$61.65	$55.02	$171.68	$110.06	$91.66
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.06)	(.78)	(1.68)	(2.16)	(1.44)
Net gain (loss) on investments (realized and unrealized)	12.77	5.49	7.41	(16.58)	63.78	19.84
Total from investment operations	12.70	5.43	6.63	(18.26)	61.62	18.40
Less distributions from:
Net realized gains	—	—	—	(98.40)	—	—
Total distributions	—	—	—	(98.40)	—	—
Net asset value, end of period	$79.78	$67.08	$61.65	$55.02	$171.68	$110.06

Total Return[c]	18.93%	8.86%	12.00%	(15.41%)	56.00%	20.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,421	$2,499	$3,577	$2,608	$4,909	$3,781
Ratios to average net assets:
Net investment income (loss)	(0.18%)	(0.50%)	(1.22%)	(1.39%)	(1.50%)	(1.47%)
Total expenses[d]	1.60%	1.56%	1.50%	1.59%	1.54%	1.57%
Portfolio turnover rate	29%	183%	87%	146%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 12.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	29.5%
Guggenheim Strategy Fund I	29.4%
Total	58.9%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†
 Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Strengthening Dollar 2x Strategy Fund	(12.51%)	(0.35%)	3.54%	(1.42%)
U.S. Dollar Index	(6.44%)	(0.53%)	3.22%	1.56%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 58.9%
Guggenheim Strategy Fund II1	36,434	$911,226
Guggenheim Strategy Fund I1	36,318	910,491
Total Mutual Funds
(Cost $1,806,370)		1,821,717

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 14.5%
Federal Home Loan Bank[2]
0.93% due 07/05/17	$250,000	249,973
Freddie Mac[3]
0.96% due 07/12/17	200,000	199,941
Total Federal Agency Discount Notes
(Cost $449,914)		449,914

FEDERAL AGENCY NOTES†† - 2.2%
Freddie Mac[3]
1.00% due 09/29/17	69,000	68,984
Total Federal Agency Notes
(Cost $68,971)		68,984

REPURCHASE AGREEMENTS††,4 - 20.0%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[5]	230,445	230,445
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	222,204	222,204
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17[5]	167,619	167,619
Total Repurchase Agreements
(Cost $620,268)		620,268

Total Investments - 95.6%
(Cost $2,945,523)		$2,960,883
Other Assets & Liabilities, net - 4.4%		135,019
Total Net Assets - 100.0%		$3,095,902

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $4,770,750)	50	$(84,409)

Units

OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2017 U.S. Dollar Index Swap 1.30%[6], Terminating 09/15/17 (Notional Value $1,385,127)	14,515	$(17,481)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2017.
[6]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.

See Sector Classification in Other Information section.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$449,914	$—	$—	$449,914
Federal Agency Notes	—	—	68,984	—	—	68,984
Mutual Funds	1,821,717	—	—	—	—	1,821,717
Repurchase Agreements	—	—	620,268	—	—	620,268
Total Assets	$1,821,717	$—	$1,139,166	$—	$—	$2,960,883

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$84,409	$—	$—	$—	$84,409
Currency Index Swap Agreements	—	—	—	17,481	—	17,481
Total Liabilities	$—	$84,409	$—	$17,481	$—	$101,890

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $518,885)	$518,898
Investments in affiliated issuers, at value (cost $1,806,370)	1,821,717
Repurchase agreements, at value (cost $620,268)	620,268
Total investments (cost $2,945,523)	2,960,883
Segregated cash with broker	93,600
Receivables:
Fund shares sold	65,057
Dividends	2,834
Variation margin	2,557
Interest	194
Total assets	3,125,125

Liabilities:
Unrealized depreciation on swap agreements	17,481
Payable for:
Securities purchased	2,997
Management fees	2,186
Licensing fees	2,047
Swap settlement	979
Transfer agent and administrative fees	607
Investor service fees	607
Portfolio accounting fees	243
Fund shares redeemed	65
Miscellaneous	2,011
Total liabilities	29,223
Commitments and contingent liabilities (Note 13)	—
Net assets	$3,095,902

Net assets consist of:
Paid in capital	$4,104,124
Accumulated net investment loss	(3,663)
Accumulated net realized loss on investments	(918,029)
Net unrealized depreciation on investments	(86,530)
Net assets	$3,095,902
Capital shares outstanding	80,595
Net asset value per share	$38.41

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$18,942
Interest	2,802
Total investment income	21,744

Expenses:
Management fees	12,711
Transfer agent and administrative fees	3,531
Investor service fees	3,531
Portfolio accounting fees	1,412
Professional fees	4,385
Printing expenses	1,287
Custodian fees	307
Trustees’ fees*	279
Line of credit fees	7
Miscellaneous	(2,043)
Total expenses	25,407
Net investment loss	(3,663)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,163
Swap agreements	(20,915)
Futures contracts	(192,841)
Net realized loss	(212,593)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	13
Investments in affiliated issuers	4,220
Swap agreements	(24,453)
Futures contracts	(160,157)
Net change in unrealized appreciation (depreciation)	(180,377)
Net realized and unrealized loss	(392,970)
Net decrease in net assets resulting from operations	$(396,633)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,663)	$(21,339)
Net realized gain (loss) on investments	(212,593)	162,095
Net change in unrealized appreciation (depreciation) on investments	(180,377)	22,548
Net increase (decrease) in net assets resulting from operations	(396,633)	163,304

Distributions to shareholders from:
Net realized gains	—	(166,501)
Total distributions to shareholders	—	(166,501)

Capital share transactions:
Proceeds from sale of shares	5,786,231	21,813,084
Distributions reinvested	—	166,501
Cost of shares redeemed	(7,937,408)	(19,635,591)
Net increase (decrease) from capital share transactions	(2,151,177)	2,343,994
Net increase (decrease) in net assets	(2,547,810)	2,340,797

Net assets:
Beginning of period	5,643,712	3,302,915
End of period	$3,095,902	$5,643,712
Accumulated net investment loss at end of period	$(3,663)	$—

Capital share activity:
Shares sold	141,200	529,807
Shares issued from reinvestment of distributions	—	4,308
Shares redeemed	(189,155)	(481,576)
Net increase (decrease) in shares	(47,955)	52,539

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$43.90	$43.45	$42.19	$34.32	$35.37	$37.74
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.23)	(.55)	(.47)	(.60)	(.60)
Net gain (loss) on investments (realized and unrealized)	(5.44)	2.96	6.09	8.34	(.45)	(1.77)
Total from investment operations	(5.49)	2.73	5.54	7.87	(1.05)	(2.37)
Less distributions from:
Net realized gains	—	(2.28)	(4.28)	—	—	—
Total distributions	—	(2.28)	(4.28)	—	—	—
Net asset value, end of period	$38.41	$43.90	$43.45	$42.19	$34.32	$35.37

Total Return[c]	(12.51%)	7.00%	13.35%	22.93%	(2.97%)	(6.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,096	$5,644	$3,303	$6,980	$2,803	$3,944
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.57%)	(1.21%)	(1.24%)	(1.69%)	(1.64%)
Total expenses[d]	1.80%	1.76%	1.70%	1.76%	1.73%	1.76%
Portfolio turnover rate	16%	190%	177%	189%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	20.3%
Guggenheim Strategy Fund I	16.2%
Total	36.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Weakening Dollar 2x Strategy Fund	13.10%	(1.59%)	(7.54%)	(4.45%)
U.S. Dollar Index	(6.44%)	(0.53%)	3.22%	1.56%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The U.S. Dollar Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 36.5%
Guggenheim Strategy Fund II1	10,280	$257,107
Guggenheim Strategy Fund I1	8,154	204,419
Total Mutual Funds
(Cost $456,849)		461,526

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 7.9%
Farmer Mac[2]
0.99% due 07/07/17	$100,000	99,984
Total Federal Agency Discount Notes
(Cost $99,984)		99,984

REPURCHASE AGREEMENTS††,3 - 23.2%
RBC Capital Markets LLC issued 06/30/17 at 1.01% due 07/03/17	107,284	107,284
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17[5]	107,283	107,283
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	79,455	79,455
Total Repurchase Agreements
(Cost $294,022)		294,022

Total Investments - 67.6%
(Cost $850,855)		$855,532
Other Assets & Liabilities, net - 32.4%		410,683
Total Net Assets - 100.0%		$1,266,215

	Contracts	Unrealized Gain

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2017 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $1,908,300)	20	$25,443

Units

OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International September 2017 U.S. Dollar Index Swap 1.30%[4], Terminating 09/15/17 (Notional Value $637,961)	6,686	$3,969

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 10.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2017.
[5]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2017.

See Sector Classification in Other Information section.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$25,443	$—	$—	$—	$25,443
Currency Index Swap Agreements	—	—	—	3,969	—	3,969
Federal Agency Discount Notes	—	—	99,984	—	—	99,984
Mutual Funds	461,526	—	—	—	—	461,526
Repurchase Agreements	—	—	294,022	—	—	294,022
Total Assets	$461,526	$25,443	$394,006	$3,969	$—	$884,944

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $99,984)	$99,984
Investments in affiliated issuers, at value (cost $456,849)	461,526
Repurchase agreements, at value (cost $294,022)	294,022
Total investments (cost $850,855)	855,532
Segregated cash with broker	28,800
Unrealized appreciation on swap agreements	3,969
Receivables:
Fund shares sold	381,005
Dividends	863
Interest	8
Total assets	1,270,177

Liabilities:
Payable for:
Securities purchased	905
Variation margin	766
Licensing fees	652
Management fees	563
Transfer agent and administrative fees	156
Investor service fees	156
Swap settlement	140
Portfolio accounting fees	63
Fund shares redeemed	8
Miscellaneous	553
Total liabilities	3,962
Commitments and contingent liabilities (Note 13)	—
Net assets	$1,266,215

Net assets consist of:
Paid in capital	$2,515,297
Accumulated net investment loss	(1,925)
Accumulated net realized loss on investments	(1,281,246)
Net unrealized appreciation on investments	34,089
Net assets	$1,266,215
Capital shares outstanding	19,819
Net asset value per share	$63.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends from securities of affiliated issuers	$5,341
Interest	1,061
Total investment income	6,402

Expenses:
Management fees	4,164
Transfer agent and administrative fees	1,157
Investor service fees	1,157
Professional fees	1,119
Portfolio accounting fees	463
Custodian fees	98
Trustees’ fees*	74
Miscellaneous	95
Total expenses	8,327
Net investment loss	(1,925)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	219
Swap agreements	8,470
Futures contracts	5,047
Net realized gain	13,736
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	1,077
Swap agreements	2,876
Futures contracts	33,730
Net change in unrealized appreciation (depreciation)	37,683
Net realized and unrealized gain	51,419
Net increase in net assets resulting from operations	$49,494

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,925)	$(7,046)
Net realized gain (loss) on investments	13,736	(170,311)
Net change in unrealized appreciation (depreciation) on investments	37,683	367
Net increase (decrease) in net assets resulting from operations	49,494	(176,990)

Capital share transactions:
Proceeds from sale of shares	9,194,321	5,757,266
Cost of shares redeemed	(8,664,960)	(6,189,651)
Net increase (decrease) from capital share transactions	529,361	(432,385)
Net increase (decrease) in net assets	578,855	(609,375)

Net assets:
Beginning of period	687,360	1,296,735
End of period	$1,266,215	$687,360
Accumulated net investment loss at end of period	$(1,925)	$—

Capital share activity:
Shares sold	154,601	87,953 *
Shares redeemed	(146,950)	(96,735)*
Net increase (decrease) in shares	7,651	(8,782)*

*	Capital Share activity for the year ended December 31, 2016 has been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 12.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$56.49	$61.90	$74.41	$95.30	$98.04	$97.29
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.11)	(.80)	(1.28)	(1.60)	(1.60)
Net gain (loss) on investments (realized and unrealized)	7.52	(5.30)	(11.71)	(19.61)	(1.14)	2.35
Total from investment operations	7.40	(5.41)	(12.51)	(20.89)	(2.74)	.75
Net asset value, end of period	$63.89	$56.49	$61.90	$74.41	$95.30	$98.04

Total Return[c]	13.10%	(8.71%)	(16.83%)	(21.91%)	(2.82%)	0.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,266	$687	$1,297	$1,209	$1,896	$1,923
Ratios to average net assets:
Net investment income (loss)	(0.42%)	(0.63%)	(1.22%)	(1.44%)	(1.69%)	(1.66%)
Total expenses[d]	1.80%	1.76%	1.71%	1.76%	1.74%	1.77%
Portfolio turnover rate	167%	250%	232%	108%	—	—

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 12.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2017, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund, (the “Funds”), each a non-diversified investment company.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

E. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at June 30, 2017.

I. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$7,542,980	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	11,564,928	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,442,243	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,606,328

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing over-the-counter (“OTC”) swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$1,219,409	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	398,283

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at June 30, 2017
Europe 1.25x Strategy Fund	$—	$79,570	$—	$79,570
Japan 2x Strategy Fund	49,070	—	—	49,070
Weakening Dollar 2x Strategy Fund	—	25,443	3,969	29,412

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at June 30, 2017
Europe 1.25x Strategy Fund	$27,857	$—	$—	$27,857
Japan 2x Strategy Fund	—	115,413	—	115,413
Strengthening Dollar 2x Strategy Fund	—	84,409	17,481	101,890

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$216,542	$190,459	$—	$407,001
Japan 2x Strategy Fund	394,078	302,642	—	696,720
Strengthening Dollar 2x Strategy Fund	—	(192,841)	(20,915)	(213,756)
Weakening Dollar 2x Strategy Fund	—	5,047	8,470	13,517

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$(39,584)	$94,601	$—	$55,017
Japan 2x Strategy Fund	(128,423)	(85,606)	—	(214,029)
Strengthening Dollar 2x Strategy Fund	—	(160,157)	(24,453)	(184,610)
Weakening Dollar 2x Strategy Fund	—	33,730	2,876	36,606

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned services, MUIS is entitled to receive a monthly fee equal to an annual percentage of the Funds’ average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			U.S. Treasury Strips
0.99%			0.00%
Due 07/03/17	$33,918,439	$33,921,238	11/15/42	$68,321,700	$32,683,676
			U.S. TIP Notes
			0.13%
			04/15/19	1,004,000	1,049,190
			U.S. Treasury Note
			1.63%
			05/15/26	909,100	864,040
				70,234,800	34,596,906

Bank of America Merrill Lynch			U.S. Treasury Note
1.08%			2.13%
Due 07/03/17	18,917,213	18,918,915	08/15/21	18,857,500	19,295,649

RBC Capital Markets LLC			U.S. TIP Notes
1.01%			0.13%
Due 07/03/17	17,166,798	17,168,243	04/15/19	16,756,200	17,510,229

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
S&P 500® Pure Growth Fund	$471,939	$(471,939)	$—	$484,498	$—	$484,498
S&P 500® Pure Value Fund	725,297	(725,297)	—	748,686	—	748,686
S&P MidCap 400® Pure Growth Fund	252,258	(252,258)	—	253,668	—	253,668
S&P MidCap 400® Pure Value Fund	485,793	(485,793)	—	505,330	—	505,330
S&P SmallCap 600® Pure Growth Fund	894,449	(894,449)	—	920,156	—	920,156
S&P SmallCap 600® Pure Value Fund	637,739	(637,739)	—	658,645	—	658,645
Europe 1.25x Strategy Fund	74,850	(74,850)	—	77,128	—	77,128

(a)	Actual collateral received by the Fund is greater than the amount shown due to over collateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds have securities lending agreements to evaluate potential risks.

7. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Asset Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$3,969	$—	$3,969	$—	$—	$3,969

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$17,481	$—	$17,481	$17,481	$—	$—

[1]	Exchange-traded futures are excluded from these reported amounts.

8. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® Pure Growth Fund	$43,776,577	$9,333,543	$(325,931)	$9,007,612
S&P 500® Pure Value Fund	40,666,048	5,489,260	(1,059,255)	4,430,005
S&P MidCap 400® Pure Growth Fund	16,148,648	2,069,267	(480,983)	1,588,284
S&P MidCap 400® Pure Value Fund	12,147,247	2,321,020	(356,382)	1,964,638
S&P SmallCap 600® Pure Growth Fund	16,339,495	2,149,632	(487,427)	1,662,205
S&P SmallCap 600® Pure Value Fund	12,395,045	1,320,662	(1,093,551)	227,111
Europe 1.25x Strategy Fund	4,282,121	—	(60,863)	(60,863)
Japan 2x Strategy Fund	2,951,011	10,928	—	10,928
Strengthening Dollar 2x Strategy Fund	2,949,041	11,842	—	11,842
Weakening Dollar 2x Strategy Fund	850,856	4,676	—	4,676

9. Securities Transactions

For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$62,721,881	$60,222,973
S&P 500® Pure Value Fund	19,528,525	21,340,390
S&P MidCap 400® Pure Growth Fund	18,713,657	22,035,083
S&P MidCap 400® Pure Value Fund	8,016,219	24,953,629
S&P SmallCap 600® Pure Growth Fund	26,558,224	31,321,993
S&P SmallCap 600® Pure Value Fund	10,519,882	24,340,651
Europe 1.25x Strategy Fund	3,164,739	1,387,231
Japan 2x Strategy Fund	465,933	450,000
Strengthening Dollar 2x Strategy Fund	308,817	1,620,000
Weakening Dollar 2x Strategy Fund	985,350	860,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Value Fund	$5,052,584	$7,436,388	$(171,528)
S&P MidCap 400® Pure Growth Fund	4,624,138	4,364,230	244,917
S&P MidCap 400® Pure Value Fund	3,077,401	4,677,583	95,038
S&P SmallCap 600® Pure Growth Fund	3,537,700	2,997,015	381,154
S&P SmallCap 600® Pure Value Fund	3,488,025	3,026,851	(28,324)
Europe 1.25x Strategy Fund	1,858,652	698,587	5,232

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated December 31, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended June 30, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/16	Additions	Reductions	Value 06/30/17	Shares 06/30/17	Investment Income	Realized Gain
Europe 1.25x Strategy Fund
Guggenheim Strategy Fund I	$546,006	$456,371	$(100,000)	$904,289	36,071	$6,342	$19
Guggenheim Strategy Fund II	626,210	661,283	—	1,289,544	51,561	11,221	—
	1,172,216	1,117,654	(100,000)	2,193,833		17,563	19

Japan 2x Strategy Fund
Guggenheim Strategy Fund I	663,226	356,745	(250,000)	772,135	30,799	6,736	298
Guggenheim Strategy Fund II	817,417	109,188	(200,000)	728,575	29,131	9,202	605
	1,480,643	465,933	(450,000)	1,500,710		15,938	903

Strengthening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	1,589,640	153,175	(835,000)	910,491	36,318	8,227	217
Guggenheim Strategy Fund II	1,537,878	155,642	(785,000)	911,226	36,434	10,715	946
	3,127,518	308,817	(1,620,000)	1,821,717		18,942	1,163

Weakening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	116,478	542,284	(455,000)	204,419	8,154	2,276	123
Guggenheim Strategy Fund II	218,404	443,066	(405,000)	257,107	10,280	3,065	96
	334,882	985,350	(860,000)	461,526		5,341	219

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.92% for the period ended June 30, 2017. The Funds did not have any borrowings outstanding under this agreement at June 30, 2017.

The average daily balances borrowed for the period ended June 30, 2017, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$724
S&P 500® Pure Value Fund	5,643
S&P MidCap 400® Growth Fund	205
S&P MidCap 400® Value Fund	1,155
S&P SmallCap 600 Growth Fund	359
S&P SmallCap 600® Value Fund	3,032
Strengthening Dollar 2x Strategy Fund	740

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

12. Share Splits

Share splits occurred for the following funds at the close of business:

Fund	Effective Day	Split Time
S&P 500® Pure Value Fund	December 1, 2016	Two-for-One Share Split
S&P MidCap 400® Pure Value Fund	December 1, 2016	Two-for-One Share Split
S&P SmallCap 600® Pure Value Fund	December 1, 2016	Two-for-One Share Split
Europe 1.25x Strategy Fund	December 1, 2016	One-for-Six Reverse Share Split
Japan 2x Strategy Fund	December 1, 2016	One-for-Six Reverse Share Split
Weakening Dollar 2x Strategy Fund	December 1, 2016	One-for-Four Reverse Share Split

The effect of these transactions was to multiply the number of outstanding shares of the S&P 500® Pure Value Fund, S&P MidCap 400® Pure Value Fund and S&P SmallCap 600® Pure Value Fund by their split ratio, resulting in a corresponding decrease in the NAV and to divide the number of outstanding shares of the Europe 1.25x Strategy Fund, Japan 2x Strategy Fund and the Weakening Dollar 2x Strategy Fund by their respective reverse split ratio, resulting in a corresponding increase in the NAV. The share transactions presented in the Statements of Changes in net assets and the per share data in the Financial Highlights for each of the periods presented prior to the effective date, have been restated to reflect these respective share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

13. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment. On May 30, 2017, the shareholder defendants filed a motion to remand the proceedings in the Creditor Trust and Reichman Actions to the Bankruptcy Court, for consideration of the collateral estoppel ground for dismissal raised by the Bankruptcy Court’s ruling in the Blavatnik Action. The District Court has not yet ruled on the motion to remand.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set. On April 21, 2017, the Bankruptcy Court issued an Opinion and Order After Trial in a related Lyondell litigation (the “Blavatnik Action”) rejecting claims for intentional fraudulent transfer and constructive fraudulent transfer in connection with the 2007 LBO. Based on this related ruling in the Blavatnik Action, the shareholder defendants filed a motion to dismiss the Litigation Trust Action on the grounds of collateral estoppel on May 30, 2017. The Bankruptcy Court has not yet ruled on this new motion to dismiss.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 25, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund, and Weakening Dollar 2x Strategy Fund, each a series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2017 (together, with the May 25 meeting, the “Meetings”). The Board considered the materials provided by the Advisor and the review conducted at the April 26 meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing

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OTHER INFORMATION (Unaudited)(continued)

for breakpoints at this point in time; (d) each Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors that was controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to such Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also discussed the correlation between a Fund’s assets under management and tracking error, noting that a Fund’s ability to replicate an underlying index rather than employ representative sampling depends, in part, upon the Fund’s size. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited

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OTHER INFORMATION (Unaudited)(concluded)

trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under the distribution agreement, investor services agreement, and Investor Services Plan. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	President, Chief Executive Officer and Trustee from 2012 to present	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee, Member of the Audit Committee; Member of the Compliance and Risk Oversight Committee; and Member of the Governance Committee from August 2016 to present	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present	Retired.	133	Epiphany Funds (3) (2009-present).

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee from 2005 to present; Member of the Audit Committee from 2005 to present; Member of the Investment and Performance Committee from 2014 to present; Member of the Compliance and Risk Oversight Committee from 2015 to present; Member of the Governance Committee from 2015 to present; and Member of the Nominating Committee from 2015 to present	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Chairman and Member of the Governance Committee from 2007 to present	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem***** (1958)	Trustee, Member of the Audit Committee, Member of the Investment and Performance Committee, and Member of the Nominating Committee from November 2016 to present	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

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6.30.2017

Rydex Variable Trust Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

GuggenheimInvestments.com	RVASECF-SEMI-0617x1217

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	7
BASIC MATERIALS FUND	13
BIOTECHNOLOGY FUND	19
CONSUMER PRODUCTS FUND	25
ELECTRONICS FUND	31
ENERGY FUND	37
ENERGY SERVICES FUND	43
FINANCIAL SERVICES FUND	49
HEALTH CARE FUND	57
INTERNET FUND	64
LEISURE FUND	71
PRECIOUS METALS FUND	78
REAL ESTATE FUND	84
RETAILING FUND	91
TECHNOLOGY FUND	97
TELECOMMUNICATIONS FUND	104
TRANSPORTATION FUND	110
UTILITIES FUND	116
NOTES TO FINANCIAL STATEMENTS	122
OTHER INFORMATION	132
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	135
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	139

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2017.

The Investment Adviser is a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
July 31, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2017

First-quarter real gross domestic product (“GDP”) growth came in weak relative to the third and fourth quarters of 2016, at only 1.4% quarter over quarter annualized, consistent with the historical pattern of soft first-quarter data. Tracking estimates point to a rebound in second-quarter growth. There have been concerns about consumer health amid weakness in retail and autos, but we maintain that these are experiencing sector-specific problems. Household balance sheets and consumer spending appear solid overall.

The unemployment rate continues to decline to levels not seen since 2001, despite muted economic growth. As of June 2017, the unemployment rate stood at 4.3%, below what the U.S. Federal Reserve (the “Fed”) forecasted as recently as March to be the cycle low, and we expect it will fall to 3.8% or lower next year. While a tightening labor market has not done much to lift wage growth or inflation in the current cycle, Fed Chair Janet Yellen and many of her colleagues still see a tighter labor market as a reason to continue to remove accommodation.

In June the Fed delivered its fourth rate hike since the financial crisis, raising the fed funds rate target range to 1.00–1.25%. It proceeded with the rate hike despite three consecutive months of soft inflation readings. The statement noted that the Fed continues to expect inflation on a 12-month basis to stabilize around the 2% objective over the medium term. This suggests the Fed views recent weakness as transient. As long as the unemployment rate continues to decline, we believe the Fed will feel compelled to continue hiking to stay ahead of potential inflationary pressures, given the lags associated with monetary policy effects.

Median Federal Open Market Committee (“FOMC”) projections suggest one additional rate increase in 2017, three in 2018, and three more in 2019. These are not conditioned on expectations for fiscal stimulus, though they do incorporate an expectation that the natural rate of interest will rise somewhat over time, but perhaps not as much as the Fed currently projects. We expect that the Fed will forego a rate hike in September in order to launch the tapering of portfolio reinvestments, but the Fed will pick it up again in December, contingent on steady economic data and supportive financial conditions. Weak oil prices over the second quarter of 2017 should once again boost headline inflation readings in 2018 due to base effects, which, when combined with steady economic growth and falling unemployment, could prompt the Fed to raise rates three or possibly four times in 2018.

On its own, the start of Fed balance sheet normalization should not lead to a notable increase in market volatility. The Fed has signaled its intentions well in advance, giving markets time to prepare, and pay-downs will ramp up only gradually over the course of a year.

Still, volatility across a range of markets is abnormally low, and asset valuations appear stretched. Markets shrugged off worrisome developments during the second quarter, including declining oil prices, a lack of progress on fiscal legislation in Washington, D.C., and rising geopolitical risks. A near-term pullback in risk assets is possible in the third or fourth quarters, with low volatility and tight spreads making credit markets particularly vulnerable during what is already a seasonally weak period for risk assets. Moves toward a less accommodative stance by the European Central Bank, the Bank of Japan, and/or the Bank of England may be a catalyst for instability.

For the six-month period ended June 30, 2017, the Standard & Poor’s 500® (“S&P 500®”)* Index returned 9.34%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 13.81%. The return of the MSCI Emerging Markets Index* was 18.43%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 2.27% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.93%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.31% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2016 and ending June 30, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2016	Ending Account Value June 30, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund	1.70%	2.52%	$ 1,000.00	$ 1,025.20	$ 8.54
Basic Materials Fund	1.70%	7.59%	1,000.00	1,075.90	8.75
Biotechnology Fund	1.70%	20.93%	1,000.00	1,209.30	9.31
Consumer Products Fund	1.70%	6.10%	1,000.00	1,061.00	8.69
Electronics Fund	1.70%	11.17%	1,000.00	1,111.70	8.90
Energy Fund	1.70%	(18.22%)	1,000.00	817.80	7.66
Energy Services Fund	1.70%	(26.57%)	1,000.00	734.30	7.31
Financial Services Fund	1.70%	5.93%	1,000.00	1,059.30	8.68
Health Care Fund	1.70%	18.99%	1,000.00	1,189.90	9.23
Internet Fund	1.70%	19.22%	1,000.00	1,192.20	9.24
Leisure Fund	1.70%	13.27%	1,000.00	1,132.70	8.99
Precious Metals Fund	1.60%	3.37%	1,000.00	1,033.70	8.07
Real Estate Fund	1.70%	4.03%	1,000.00	1,040.30	8.60
Retailing Fund	1.70%	0.99%	1,000.00	1,009.90	8.47
Technology Fund	1.70%	16.23%	1,000.00	1,162.30	9.11
Telecommunications Fund	1.70%	0.23%	1,000.00	1,002.30	8.44
Transportation Fund	1.70%	8.64%	1,000.00	1,086.40	8.79
Utilities Fund	1.70%	7.55%	1,000.00	1,075.50	8.75

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.70%	5.00%	$ 1,000.00	$ 1,016.36	$ 8.50
Basic Materials Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Biotechnology Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Consumer Products Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Electronics Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Energy Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Energy Services Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Financial Services Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Health Care Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Internet Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Leisure Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Precious Metals Fund	1.60%	5.00%	1,000.00	1,016.86	8.00
Real Estate Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Retailing Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Technology Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Telecommunications Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Transportation Fund	1.70%	5.00%	1,000.00	1,016.36	8.50
Utilities Fund	1.70%	5.00%	1,000.00	1,016.36	8.50

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2016 to June 30, 2017.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	4.2%
Citigroup, Inc.	4.1%
Bank of America Corp.	4.1%
Wells Fargo & Co.	4.1%
U.S. Bancorp	3.1%
PNC Financial Services Group, Inc.	2.6%
Bank of New York Mellon Corp.	2.4%
Capital One Financial Corp.	2.1%
BB&T Corp.	2.0%
State Street Corp.	1.9%
Top Ten Total	30.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Banking Fund	2.52%	39.33%	13.31%	(2.27%)
S&P 500 Financials Index	6.88%	35.37%	18.00%	0.39%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
BANKING FUND

	Shares	Value

COMMON STOCKS† - 98.4%

Banks - 93.2%
JPMorgan Chase & Co.	4,484	$409,837
Citigroup, Inc.	6,046	404,356
Bank of America Corp.	16,472	399,611
Wells Fargo & Co.	7,198	398,841
U.S. Bancorp	5,872	304,874
PNC Financial Services Group, Inc.	2,049	255,859
Bank of New York Mellon Corp.	4,663	237,906
Capital One Financial Corp.	2,505	206,963
BB&T Corp.	4,364	198,169
State Street Corp.	2,071	185,831
SunTrust Banks, Inc.	3,022	171,408
M&T Bank Corp.	1,017	164,703
Northern Trust Corp.	1,591	154,661
KeyCorp	7,841	146,940
Fifth Third Bancorp	5,530	143,559
Regions Financial Corp.	9,434	138,114
Citizens Financial Group, Inc.	3,766	134,371
First Republic Bank	1,263	126,425
Huntington Bancshares, Inc.	9,279	125,452
Banco Bradesco S.A. ADR	13,829	117,546
Comerica, Inc.[1]	1,555	113,888
Deutsche Bank AG	6,355	113,055
Toronto-Dominion Bank	2,127	107,157
HSBC Holdings plc ADR	2,298	106,604
Credit Suisse Group AG ADR*	7,273	106,186
Royal Bank of Canada	1,452	105,299
ICICI Bank Ltd. ADR	11,716	105,093
Canadian Imperial Bank of Commerce	1,244	100,948
Bank of Nova Scotia	1,650	99,215
SVB Financial Group*	557	97,915
Zions Bancorporation	2,202	96,690
HDFC Bank Ltd. ADR	1,105	96,102
Popular, Inc.	2,298	95,850
East West Bancorp, Inc.	1,586	92,908
Signature Bank*	634	90,998
Commerce Bancshares, Inc.	1,361	77,346
Cullen/Frost Bankers, Inc.[1]	822	77,194
Bank of the Ozarks	1,627	76,257
BOK Financial Corp.	897	75,465
PacWest Bancorp	1,608	75,094
Synovus Financial Corp.	1,695	74,987
Western Alliance Bancorporation*	1,469	72,275
Webster Financial Corp.	1,318	68,826
FNB Corp.	4,804	68,025
Prosperity Bancshares, Inc.	1,038	66,681
First Citizens BancShares, Inc. — Class A	177	65,968
IBERIABANK Corp.	806	65,689
Hancock Holding Co.	1,337	65,513
First Horizon National Corp.	3,746	65,255
Wintrust Financial Corp.	844	64,515
United Bankshares, Inc.	1,641	64,327
Umpqua Holdings Corp.	3,466	63,636
Texas Capital Bancshares, Inc.*	821	63,545
Associated Banc-Corp.	2,512	63,302
UMB Financial Corp.	824	61,685
MB Financial, Inc.	1,393	61,348
BankUnited, Inc.	1,811	61,049
Bank of Hawaii Corp.	730	60,568
Home BancShares, Inc.	2,368	58,963
Chemical Financial Corp.	1,210	58,576
Fulton Financial Corp.	3,052	57,988
Valley National Bancorp	4,845	57,219
First Financial Bankshares, Inc.	1,260	55,692
Cathay General Bancorp	1,441	54,686
BancorpSouth, Inc.	1,776	54,168
Pinnacle Financial Partners, Inc.	855	53,723
TCF Financial Corp.	3,349	53,383
Glacier Bancorp, Inc.	1,432	52,426
First Midwest Bancorp, Inc.	2,205	51,399
Great Western Bancorp, Inc.	1,230	50,197
CVB Financial Corp.	2,221	49,817
South State Corp.	577	49,449
Hope Bancorp, Inc.	2,631	49,068
Bank of Montreal	660	48,470
Old National Bancorp	2,776	47,886
International Bancshares Corp.	1,364	47,808
Columbia Banking System, Inc.	1,198	47,740
ING Groep N.V. ADR	2,740	47,649
Trustmark Corp.	1,446	46,503
FCB Financial Holdings, Inc. — Class A*	969	46,270
Capital Bank Financial Corp. — Class A	1,200	45,720
United Community Banks, Inc.	1,623	45,119
ServisFirst Bancshares, Inc.	1,193	44,010
Banner Corp.	773	43,682
Independent Bank Corp.	647	43,123
LegacyTexas Financial Group, Inc.	1,130	43,087
Ameris Bancorp	877	42,271
Simmons First National Corp. — Class A	784	41,474
Westamerica Bancorporation	688	38,556
Boston Private Financial Holdings, Inc.	2,363	36,272
Total Banks		9,074,278

Savings & Loans - 3.2%
New York Community Bancorp, Inc.	6,244	81,984
People’s United Financial, Inc.	4,503	79,523
Investors Bancorp, Inc.	4,858	64,903
Sterling Bancorp	2,391	55,591
Banc of California, Inc.[1]	1,521	32,702
Total Savings & Loans		314,703

Diversified Financial Services - 1.1%
CIT Group, Inc.[1]	2,112	102,854

Insurance - 0.9%
Voya Financial, Inc.	2,244	82,781

Total Common Stocks
(Cost $7,116,966)		9,574,616

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
BANKING FUND

	Shares	Value

PREFERRED STOCKS† - 1.2%
Banks - 1.2%
Itau Unibanco Holding S.A. ADR	10,475	$115,749
Total Preferred Stocks
(Cost $90,330)		115,749

	Face Amount

REPURCHASE AGREEMENTS††,2 - 1.0%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$74,268	74,268
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	27,502	27,502
Total Repurchase Agreements
(Cost $101,770)		101,770

SECURITIES LENDING COLLATERAL†,3 - 2.1%
First American Government Obligations Fund — Class Z, 0.84%[4]	208,334	208,334
Total Securities Lending Collateral
(Cost $208,334)		208,334

Total Investments - 102.7%
(Cost $7,517,400)		$10,000,469
Other Assets & Liabilities, net - (2.7)%		(259,119)
Total Net Assets - 100.0%		$9,741,350

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,574,616	$—	$—	$9,574,616
Preferred Stocks	115,749	—	—	115,749
Repurchase Agreements	—	101,770	—	101,770
Securities Lending Collateral	208,334	—	—	208,334
Total Assets	$9,898,699	$101,770	$—	$10,000,469

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $204,428 of securities loaned (cost $7,415,630)	$9,898,699
Repurchase agreements, at value (cost $101,770)	101,770
Total investments (cost $7,517,400)	10,000,469
Receivables:
Fund shares sold	752,389
Dividends	14,416
Foreign taxes reclaim	1,084
Interest	3
Securities lending income	73
Total assets	10,768,434

Liabilities:
Payable for:
Securities purchased	623,627
Return of securities loaned	208,334
Fund shares redeemed	166,032
Management fees	6,166
Transfer agent and administrative fees	1,814
Investor service fees	1,814
Portfolio accounting fees	725
Miscellaneous	18,572
Total liabilities	1,027,084
Commitments and contingent liabilities (Note 10)	—
Net assets	$9,741,350

Net assets consist of:
Paid in capital	$9,773,961
Undistributed net investment income	57,203
Accumulated net realized loss on investments	(2,572,883)
Net unrealized appreciation on investments	2,483,069
Net assets	$9,741,350
Capital shares outstanding	111,917
Net asset value per share	$87.04

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $1,875)	$128,400
Income from securities lending, net	632
Interest	222
Total investment income	129,254

Expenses:
Management fees	53,044
Transfer agent and administrative fees	15,601
Investor service fees	15,601
Portfolio accounting fees	6,241
Professional fees	8,485
Custodian fees	1,005
Trustees’ fees*	554
Line of credit fees	10
Miscellaneous	5,476
Total expenses	106,017
Net investment income	23,237

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(11,158)
Net realized loss	(11,158)
Net change in unrealized appreciation (depreciation) on:
Investments	3,194
Net change in unrealized appreciation (depreciation)	3,194
Net realized and unrealized loss	(7,964)
Net increase in net assets resulting from operations	$15,273

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,237	$33,966
Net realized gain (loss) on investments	(11,158)	376,626
Net change in unrealized appreciation (depreciation) on investments	3,194	1,144,359
Net increase in net assets resulting from operations	15,273	1,554,951

Distributions to shareholders from:
Net investment income	—	(45,284)
Total distributions to shareholders	—	(45,284)

Capital share transactions:
Proceeds from sale of shares	15,922,859	32,177,327
Distributions reinvested	—	45,284
Cost of shares redeemed	(22,273,157)	(23,267,078)
Net increase (decrease) from capital share transactions	(6,350,298)	8,955,533
Net increase (decrease) in net assets	(6,335,025)	10,465,200

Net assets:
Beginning of period	16,076,375	5,611,175
End of period	$9,741,350	$16,076,375
Undistributed net investment income at end of period	$57,203	$33,966

Capital share activity:
Shares sold	185,868	454,966	*
Shares issued from reinvestment of distributions	—	706	*
Shares redeemed	(263,308)	(348,993	)*
Net increase (decrease) in shares	(77,440)	106,679	*

*	Capital share activity for the year ended December 31, 2016 has been restated to reflect 1:6 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$84.90	$67.87	$71.43	$86.82	$80.41	$64.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.10	.42	.48	.48	.66
Net gain (loss) on investments (realized and unrealized)	1.98	17.11	(3.86)	2.55	22.37	15.00
Total from investment operations	2.14	17.21	(3.44)	3.03	22.85	15.66
Less distributions from:
Net investment income	—	(.18)	(.12)	(1.44)	(1.20)	(.12)
Net realized gains	—	—	—	(16.98)	(15.24)	(.06)
Total distributions	—	(.18)	(.12)	(18.42)	(16.44)	(.18)
Net asset value, end of period	$87.04	$84.90	$67.87	$71.43	$86.82	$80.41

Total Return[c]	2.52%	27.25%	(4.86%)	3.42%	29.18%	24.22%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,741	$16,076	$5,611	$3,938	$5,966	$10,720
Ratios to average net assets:
Net investment income (loss)	0.37%	0.69%	0.62%	0.56%	0.52%	0.89%
Total expenses	1.70%	1.67%	1.59%	1.66%	1.64%	1.67%
Portfolio turnover rate	108%	417%	388%	285%	438%	512%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 9.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Dow Chemical Co.	2.9%
EI du Pont de Nemours & Co.	2.8%
Monsanto Co.	2.5%
Ecolab, Inc.	2.1%
Praxair, Inc.	2.1%
LyondellBasell Industries N.V. — Class A	2.0%
Vale S.A. ADR	1.9%
Sherwin-Williams Co.	1.9%
Air Products & Chemicals, Inc.	1.9%
PPG Industries, Inc.	1.8%
Top Ten Total	21.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Basic Materials Fund	7.59%	16.55%	4.98%	2.41%
S&P 500 Materials Index	9.21%	18.59%	11.09%	5.36%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported return.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Chemicals - 44.1%
Dow Chemical Co.	5,115	$322,603
EI du Pont de Nemours & Co.	3,790	305,891
Monsanto Co.	2,313	273,766
Praxair, Inc.	1,724	228,516
LyondellBasell Industries N.V. — Class A	2,696	227,515
Sherwin-Williams Co.	603	211,629
Air Products & Chemicals, Inc.	1,461	209,011
PPG Industries, Inc.	1,780	195,729
Celanese Corp. — Class A	1,465	139,087
Albemarle Corp.	1,263	133,296
Eastman Chemical Co.	1,578	132,536
International Flavors & Fragrances, Inc.	924	124,740
FMC Corp.	1,587	115,930
Westlake Chemical Corp.	1,716	113,616
Mosaic Co.	4,828	110,223
Chemours Co.	2,835	107,503
Methanex Corp.	2,303	101,447
CF Industries Holdings, Inc.	3,625	101,355
Axalta Coating Systems Ltd.*	3,143	100,702
RPM International, Inc.	1,839	100,317
Huntsman Corp.	3,845	99,355
Potash Corporation of Saskatchewan, Inc.	6,085	99,186
Olin Corp.	2,896	87,691
NewMarket Corp.	190	87,491
WR Grace & Co.	1,201	86,484
Syngenta AG ADR	930	86,165
Valvoline, Inc.	3,426	81,271
Ashland Global Holdings, Inc.	1,171	77,181
Platform Specialty Products Corp.*	5,960	75,573
Agrium, Inc.	800	72,392
Sensient Technologies Corp.	871	70,142
PolyOne Corp.	1,794	69,500
Cabot Corp.	1,287	68,764
Minerals Technologies, Inc.	835	61,122
Ingevity Corp.*	1,050	60,270
HB Fuller Co.	1,179	60,259
Balchem Corp.	740	57,505
Tronox Ltd. — Class A	3,770	57,002
GCP Applied Technologies, Inc.*	1,830	55,815
Innospec, Inc.	700	45,885
Kraton Corp.*	1,220	42,017
A. Schulman, Inc.	1,210	38,720
Total Chemicals		4,895,202

Mining - 20.2%
Barrick Gold Corp.	12,004	190,983
Freeport-McMoRan, Inc.*	13,574	163,024
Newmont Mining Corp.	4,890	158,386
Goldcorp, Inc.	11,612	149,911
Rio Tinto plc ADR	3,522	149,016
Teck Resources Ltd. — Class B	7,174	124,325
Wheaton Precious Metals Corp.	6,008	119,499
BHP Billiton Ltd. ADR	3,276	116,593
Randgold Resources Ltd. ADR	1,184	104,737
Agnico Eagle Mines Ltd.	2,313	104,363
Alcoa Corp.	3,050	99,583
Franco-Nevada Corp.	1,288	92,942
Royal Gold, Inc.	1,159	90,599
Pan American Silver Corp.	5,321	89,500
AngloGold Ashanti Ltd. ADR	9,071	88,170
First Majestic Silver Corp.*,1	9,968	82,834
Tahoe Resources, Inc.	7,571	65,262
Hecla Mining Co.	11,453	58,410
Compass Minerals International, Inc.[1]	865	56,485
Coeur Mining, Inc.*	5,819	49,927
Kaiser Aluminum Corp.	530	46,916
Century Aluminum Co.*	2,849	44,387
Total Mining		2,245,852

Packaging & Containers - 11.2%
Ball Corp.	3,492	147,396
WestRock Co.	2,460	139,383
Packaging Corporation of America	1,116	124,310
Sealed Air Corp.	2,502	111,990
Crown Holdings, Inc.*	1,853	110,550
Berry Global Group, Inc.*	1,794	102,276
Sonoco Products Co.	1,692	87,003
Graphic Packaging Holding Co.	5,900	81,302
Bemis Company, Inc.	1,686	77,978
Owens-Illinois, Inc.*	3,206	76,688
Silgan Holdings, Inc.	2,240	71,187
Greif, Inc. — Class A	1,196	66,713
KapStone Paper and Packaging Corp.	2,545	52,503
Total Packaging & Containers		1,249,279

Iron & Steel - 10.0%
Vale S.A. ADR	24,276	212,415
Nucor Corp.	3,001	173,668
ArcelorMittal*,1	5,502	125,060
Steel Dynamics, Inc.	3,325	119,068
Reliance Steel & Aluminum Co.	1,223	89,047
United States Steel Corp.[1]	3,551	78,619
Cliffs Natural Resources, Inc.*	8,865	61,346
Commercial Metals Co.	2,970	57,707
AK Steel Holding Corp.*	8,710	57,225
Allegheny Technologies, Inc.[1]	3,068	52,187
Carpenter Technology Corp.	1,355	50,718
Schnitzer Steel Industries, Inc. — Class A	1,465	36,918
Total Iron & Steel		1,113,978

Building Materials - 5.9%
Vulcan Materials Co.	1,196	151,508
Martin Marietta Materials, Inc.	625	139,113
Cemex SAB de CV ADR*	10,618	100,022
Eagle Materials, Inc.	871	80,498
Louisiana-Pacific Corp.*	2,843	68,545
Summit Materials, Inc. — Class A*	2,346	67,729
US Concrete, Inc.*,1	570	44,774
Total Building Materials		652,189

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
BASIC MATERIALS FUND

	Shares	Value

Forest Products & Paper - 2.2%
International Paper Co.	3,191	$180,642
Domtar Corp.	1,549	59,513
Total Forest Products & Paper		240,155

Commercial Services - 2.1%
Ecolab, Inc.	1,754	232,843

Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	1,010	87,729
Trinseo S.A.	1,004	68,975
Total Miscellaneous Manufacturing		156,704

Household Products & Housewares - 1.0%
Avery Dennison Corp.	1,213	107,193

Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	980	87,671

Metal Fabricate & Hardware - 0.6%
Worthington Industries, Inc.	1,426	71,614

Total Common Stocks
(Cost $7,316,672)		11,052,680

	Face Amount

REPURCHASE AGREEMENTS††,2 - 1.3%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$109,021	109,021
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	40,371	40,371
Total Repurchase Agreements
(Cost $149,392)		149,392

	Shares

SECURITIES LENDING COLLATERAL†,3 - 2.3%
First American Government Obligations Fund — Class Z, 0.84%[4]	257,367	257,367
Total Securities Lending Collateral
(Cost $257,367)		257,367

Total Investments - 103.1%
(Cost $7,723,431)		$11,459,439
Other Assets & Liabilities, net - (3.1)%		(346,486)
Total Net Assets - 100.0%		$11,112,953

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,052,680	$—	$—	$11,052,680
Repurchase Agreements	—	149,392	—	149,392
Securities Lending Collateral	257,367	—	—	257,367
Total Assets	$11,310,047	$149,392	$—	$11,459,439

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $250,791 of securities loaned (cost $7,574,039)	$11,310,047
Repurchase agreements, at value (cost $149,392)	149,392
Total investments (cost $7,723,431)	11,459,439
Cash	800
Receivables:
Fund shares sold	266,842
Dividends	12,245
Foreign taxes reclaim	51
Interest	4
Securities lending income	90
Total assets	11,739,471

Liabilities:
Payable for:
Securities purchased	270,110
Return of securities loaned	257,367
Fund shares redeemed	44,334
Deferred foreign capital gain taxes	25,971
Management fees	7,288
Transfer agent and administrative fees	2,144
Investor service fees	2,144
Portfolio accounting fees	857
Miscellaneous	16,303
Total liabilities	626,518
Commitments and contingent liabilities (Note 10)	—
Net assets	$11,112,953

Net assets consist of:
Paid in capital	$8,291,119
Undistributed net investment income	29,788
Accumulated net realized loss on investments	(943,962)
Net unrealized appreciation on investments	3,736,008
Net assets	$11,112,953
Capital shares outstanding	152,788
Net asset value per share	$72.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $1,536)	$117,347
Income from securities lending, net	945
Interest	248
Total investment income	118,540

Expenses:
Management fees	60,026
Transfer agent and administrative fees	17,654
Investor service fees	17,654
Portfolio accounting fees	7,062
Professional fees	14,412
Custodian fees	1,318
Trustees’ fees*	947
Line of credit fees	10
Miscellaneous	881
Total expenses	119,964
Net investment loss	(1,424)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	729,350
Net realized gain	729,350
Net change in unrealized appreciation (depreciation) on:
Investments	236,975
Net change in unrealized appreciation (depreciation)	236,975
Net realized and unrealized gain	966,325
Net increase in net assets resulting from operations	$964,901

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,424)	$9,979
Net realized gain on investments	729,350	999,289
Net change in unrealized appreciation (depreciation) on investments	236,975	1,564,607
Net increase in net assets resulting from operations	964,901	2,573,875

Distributions to shareholders from:
Net realized gains	—	(252,952)
Total distributions to shareholders	—	(252,952)

Capital share transactions:
Proceeds from sale of shares	13,055,996	43,319,102
Distributions reinvested	—	252,952
Cost of shares redeemed	(18,137,024)	(35,747,641)
Net increase (decrease) from capital share transactions	(5,081,028)	7,824,413
Net increase (decrease) in net assets	(4,116,127)	10,145,336

Net assets:
Beginning of period	15,229,080	5,083,744
End of period	$11,112,953	$15,229,080
Undistributed net investment income at end of period	$29,788	$31,212

Capital share activity:
Shares sold	180,505	688,344	*
Shares issued from reinvestment of distributions	—	3,831	*
Shares redeemed	(252,981)	(563,714	)*
Net increase (decrease) in shares	(72,476)	128,461	*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$67.61	$52.52	$63.47	$74.45	$78.25	$77.84
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	.02	.18	.15	.27	.51
Net gain (loss) on investments (realized and unrealized)	5.13	15.43	(11.13)	(1.32)	.58	7.37
Total from investment operations	5.12	15.45	(10.95)	(1.17)	.85	7.88
Less distributions from:
Net investment income	—	—	—	(3.39)	(.57)	—
Net realized gains	—	(.36)	—	(6.42)	(4.08)	(7.47)
Total distributions	—	(.36)	—	(9.81)	(4.65)	(7.47)
Net asset value, end of period	$72.73	$67.61	$52.52	$63.47	$74.45	$78.25

Total Return[c]	7.59%	30.86%	(17.30%)	(1.81%)	1.25%	10.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,113	$15,229	$5,084	$9,062	$11,587	$16,519
Ratios to average net assets:
Net investment income (loss)	(0.02%)	0.08%	0.27%	0.18%	0.37%	0.62%
Total expenses	1.70%	1.66%	1.59%	1.66%	1.64%	1.67%
Portfolio turnover rate	75%	266%	228%	218%	350%	339%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized
[d]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 9.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Amgen, Inc.	5.8%
AbbVie, Inc.	5.4%
Celgene Corp.	5.3%
Gilead Sciences, Inc.	5.2%
Biogen, Inc.	4.0%
Shire plc ADR	3.8%
Regeneron Pharmaceuticals, Inc.	3.8%
Vertex Pharmaceuticals, Inc.	2.9%
Incyte Corp.	2.8%
Illumina, Inc.	2.6%
Top Ten Total	41.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Biotechnology Fund	20.93%	24.25%	17.77%	14.69%
S&P 500 Health Care Index	16.07%	12.47%	17.86%	10.57%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Biotechnology - 63.2%
Amgen, Inc.	8,670	$1,493,232
Celgene Corp.*	10,516	1,365,713
Gilead Sciences, Inc.	18,943	1,340,786
Biogen, Inc.*	3,791	1,028,726
Regeneron Pharmaceuticals, Inc.*	1,975	970,002
Vertex Pharmaceuticals, Inc.*	5,907	761,235
Incyte Corp.*	5,743	723,101
Illumina, Inc.*	3,918	679,851
Alexion Pharmaceuticals, Inc.*	5,315	646,676
BioMarin Pharmaceutical, Inc.*	5,785	525,394
Exelixis, Inc.*	16,090	396,297
Bio-Rad Laboratories, Inc. — Class A*	1,558	352,591
Bioverativ, Inc.*	5,810	349,588
Alnylam Pharmaceuticals, Inc.*	4,300	342,968
Seattle Genetics, Inc.*	6,279	324,875
Ionis Pharmaceuticals, Inc.*	6,280	319,464
Kite Pharma, Inc.*,1	3,080	319,304
United Therapeutics Corp.*	2,373	307,849
Charles River Laboratories International, Inc.*	2,939	297,280
Exact Sciences Corp.*,1	7,902	279,494
Juno Therapeutics, Inc.*,1	9,300	277,977
Puma Biotechnology, Inc.*	2,870	250,838
Bluebird Bio, Inc.*	2,170	227,959
Intrexon Corp.*,1	9,460	227,891
Intercept Pharmaceuticals, Inc.*,1	1,869	226,280
Medicines Co.*,1	5,870	223,119
Sage Therapeutics, Inc.*	2,700	215,028
Ligand Pharmaceuticals, Inc. — Class B*	1,771	214,999
Ultragenyx Pharmaceutical, Inc.*	3,240	201,236
Spark Therapeutics, Inc.*	3,030	181,012
Prothena Corporation plc*,1	3,310	179,137
Myriad Genetics, Inc.*	6,686	172,766
Halozyme Therapeutics, Inc.*	13,359	171,262
Esperion Therapeutics, Inc.*	3,270	151,336
Acceleron Pharma, Inc.*	4,590	139,490
Five Prime Therapeutics, Inc.*	4,264	128,389
Acorda Therapeutics, Inc.*	6,341	124,918
AMAG Pharmaceuticals, Inc.*	6,556	120,630
Alder Biopharmaceuticals, Inc.*,1	6,810	77,975
Total Biotechnology		16,336,668

Pharmaceuticals - 30.1%
AbbVie, Inc.	19,416	1,407,853
Shire plc ADR	5,958	984,679
TESARO, Inc.*	2,580	360,839
Clovis Oncology, Inc.*	3,430	321,151
Portola Pharmaceuticals, Inc.*	5,398	303,206
PRA Health Sciences, Inc.*	3,930	294,789
Jazz Pharmaceuticals plc*	1,880	292,340
Neurocrine Biosciences, Inc.*,1	6,164	283,544
Akorn, Inc.*	8,131	272,714
Alkermes plc*	4,563	264,517
ACADIA Pharmaceuticals, Inc.*	8,999	250,982
Nektar Therapeutics*	12,696	248,207
Ironwood Pharmaceuticals, Inc. — Class A*	12,488	235,773
Avexis, Inc.*,1	2,750	225,940
Agios Pharmaceuticals, Inc.*	3,990	205,286
Horizon Pharma plc*	16,795	199,357
Pacira Pharmaceuticals, Inc.*	4,124	196,715
Radius Health, Inc.*,1	4,040	182,729
Sarepta Therapeutics, Inc.*	5,224	176,101
Array BioPharma, Inc.*,1	20,340	170,246
Impax Laboratories, Inc.*	10,149	163,399
Amicus Therapeutics, Inc.*	15,920	160,314
Eagle Pharmaceuticals, Inc.*,1	1,960	154,624
Synergy Pharmaceuticals, Inc.*,1	28,560	127,092
Depomed, Inc.*	10,702	114,939
Heron Therapeutics, Inc.*,1	8,110	112,324
Global Blood Therapeutics, Inc.*	2,720	74,392
Total Pharmaceuticals		7,784,052

Healthcare-Products - 3.2%
Bio-Techne Corp.	2,464	289,519
OPKO Health, Inc.*,1	38,858	255,686
QIAGEN N.V.*	5,798	194,407
MiMedx Group, Inc.*,1	5,510	82,485
Total Healthcare-Products		822,097

Healthcare-Services - 2.3%
Quintiles IMS Holdings, Inc.*	6,631	593,475

Commercial Services - 0.9%
Incorporated Research Holdings, Inc. — Class A*	3,916	229,086

Total Common Stocks
(Cost $12,434,910)		25,765,378

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*	18,097	—
Dyax Corp.
Expires 01/25/18*	12,367	—
Clinical Data, Inc.
Expires 12/31/20*	4,730	—
Total Rights
(Cost $1,341)		—

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
BIOTECHNOLOGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$93,857	$93,857
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	34,756	34,756
Total Repurchase Agreements
(Cost $128,613)		128,613

	Shares

SECURITIES LENDING COLLATERAL†,3 - 7.5%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,937,747	1,937,747
Total Securities Lending Collateral
(Cost $1,937,747)		1,937,747

Total Investments - 107.7%
(Cost $14,502,611)		$27,831,738
Other Assets & Liabilities, net - (7.7)%		(1,982,063)
Total Net Assets - 100.0%		$25,849,675

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$25,765,378	$—	$—		$25,765,378
Repurchase Agreements	—	128,613	—		128,613
Rights	—	—	—	*	—
Securities Lending Collateral	1,937,747	—	—		1,937,747
Total Assets	$27,703,125	$128,613	$—		$27,831,738

*	Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $1,872,643 of securities loaned (cost $14,373,998)	$27,703,125
Repurchase agreements, at value (cost $128,613)	128,613
Total investments (cost $14,502,611)	27,831,738
Receivables:
Fund shares sold	233,518
Interest	4
Securities lending income	778
Total assets	28,066,038

Liabilities:
Payable for:
Return of securities loaned	1,937,747
Fund shares redeemed	222,968
Management fees	17,127
Transfer agent and administrative fees	5,037
Investor service fees	5,037
Portfolio accounting fees	2,015
Miscellaneous	26,432
Total liabilities	2,216,363
Commitments and contingent liabilities (Note 10)	—
Net assets	$25,849,675

Net assets consist of:
Paid in capital	$15,615,201
Accumulated net investment loss	(89,416)
Accumulated net realized loss on investments	(3,005,237)
Net unrealized appreciation on investments	13,329,127
Net assets	$25,849,675
Capital shares outstanding	319,753
Net asset value per share	$80.84

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $1,220)	$105,030
Income from securities lending, net	5,691
Interest	475
Total investment income	111,196

Expenses:
Management fees	100,390
Transfer agent and administrative fees	29,526
Investor service fees	29,526
Portfolio accounting fees	11,810
Professional fees	29,831
Printing expenses	10,213
Custodian fees	2,485
Trustees’ fees*	2,066
Line of credit fees	35
Miscellaneous	(15,270)
Total expenses	200,612
Net investment loss	(89,416)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	765,491
Net realized gain	765,491
Net change in unrealized appreciation (depreciation) on:
Investments	3,544,608
Net change in unrealized appreciation (depreciation)	3,544,608
Net realized and unrealized gain	4,310,099
Net increase in net assets resulting from operations	$4,220,683

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(89,416)	$(305,744)
Net realized gain on investments	765,491	14,032
Net change in unrealized appreciation (depreciation) on investments	3,544,608	(7,892,957)
Net increase (decrease) in net assets resulting from operations	4,220,683	(8,184,669)

Capital share transactions:
Proceeds from sale of shares	23,289,923	35,395,561
Cost of shares redeemed	(23,891,821)	(46,984,722)
Net decrease from capital share transactions	(601,898)	(11,589,161)
Net increase (decrease) in net assets	3,618,785	(19,773,830)

Net assets:
Beginning of period	22,230,890	42,004,720
End of period	$25,849,675	$22,230,890
Accumulated net investment loss at end of period	$(89,416)	$—

Capital share activity:
Shares sold	312,055	510,265
Shares redeemed	(324,811)	(682,479)
Net decrease in shares	(12,756)	(172,214)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$66.86	$83.22	$76.71	$57.81	$37.49	$27.58
Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.80)	(1.02)	(.62)	(.56)	(.47)
Net gain (loss) on investments (realized and unrealized)	14.26	(15.56)	7.53	19.52	20.88	10.38
Total from investment operations	13.98	(16.36)	6.51	18.90	20.32	9.91
Net asset value, end of period	$80.84	$66.86	$83.22	$76.71	$57.81	$37.49

Total Return[c]	20.93%	(19.66%)	8.47%	32.69%	54.20%	35.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,850	$22,231	$42,005	$38,094	$26,499	$19,080
Ratios to average net assets:
Net investment income (loss)	(0.76%)	(1.16%)	(1.17%)	(0.92%)	(1.15%)	(1.33%)
Total expenses	1.70%	1.66%	1.60%	1.66%	1.63%	1.68%
Portfolio turnover rate	78%	127%	161%	165%	277%	294%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	4.8%
Coca-Cola Co.	4.5%
Philip Morris International, Inc.	4.3%
PepsiCo, Inc.	4.2%
Altria Group, Inc.	3.8%
Kraft Heinz Co.	3.2%
Reynolds American, Inc.	3.2%
Colgate-Palmolive Co.	2.6%
Mondelez International, Inc. — Class A	2.6%
Kimberly-Clark Corp.	2.2%
Top Ten Total	35.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Consumer Products Fund	6.10%	0.22%	11.91%	9.16%
S&P 500 Consumer Staples Index	8.03%	3.06%	12.61%	10.46%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Staples Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Food - 38.0%
Kraft Heinz Co.	7,263	$622,003
Mondelez International, Inc. — Class A	11,469	495,346
General Mills, Inc.	6,092	337,497
Kroger Co.	13,416	312,861
Sysco Corp.	6,086	306,308
Tyson Foods, Inc. — Class A	4,812	301,376
Kellogg Co.	4,306	299,095
Hershey Co.	2,704	290,328
Whole Foods Market, Inc.	6,332	266,641
Hormel Foods Corp.	7,613	259,679
Campbell Soup Co.	4,631	241,507
Conagra Brands, Inc.	6,470	231,367
JM Smucker Co.	1,901	224,945
McCormick & Co., Inc.	2,135	208,184
Ingredion, Inc.	1,488	177,384
Pinnacle Foods, Inc.	2,750	163,350
Lamb Weston Holdings, Inc.	3,592	158,192
US Foods Holding Corp.*	5,509	149,955
Pilgrim’s Pride Corp.*	6,270	137,438
TreeHouse Foods, Inc.*	1,659	135,524
Post Holdings, Inc.*	1,740	135,111
Hain Celestial Group, Inc.*	3,396	131,833
Blue Buffalo Pet Products, Inc.*	5,630	128,420
Flowers Foods, Inc.	6,744	116,739
Sprouts Farmers Market, Inc.*	5,070	114,937
Snyder’s-Lance, Inc.	3,230	111,823
Lancaster Colony Corp.	903	110,726
Performance Food Group Co.*	3,860	105,764
Fresh Del Monte Produce, Inc.	1,990	101,311
Darling Ingredients, Inc.*	6,276	98,784
J&J Snack Foods Corp.	721	95,222
Sanderson Farms, Inc.[1]	800	92,520
B&G Foods, Inc.	2,581	91,884
Hostess Brands, Inc.*	5,610	90,321
Cal-Maine Foods, Inc.*,1	2,185	86,526
United Natural Foods, Inc.*	2,243	82,318
BRF S.A. ADR	6,700	78,993
Dean Foods Co.	4,438	75,446
Calavo Growers, Inc.	945	65,252
SpartanNash Co.	2,299	59,682
Total Food		7,292,592

Beverages - 22.6%
Coca-Cola Co.	19,322	866,591
PepsiCo, Inc.	6,951	802,770
Constellation Brands, Inc. — Class A	2,066	400,246
Monster Beverage Corp.*	6,564	326,100
Anheuser-Busch InBev S.A. ADR	2,678	295,544
Molson Coors Brewing Co. — Class B	3,237	279,483
Brown-Forman Corp. — Class B	5,629	273,569
Dr Pepper Snapple Group, Inc.	2,758	251,281
Coca-Cola European Partners plc	4,986	202,781
Fomento Economico Mexicano SAB de CV ADR	1,793	176,324
Diageo plc ADR	1,337	160,213
National Beverage Corp.[1]	1,481	138,562
Coca-Cola Bottling Company Consolidated	380	86,971
Boston Beer Company, Inc. — Class A*	630	83,255
Total Beverages		4,343,690

Agriculture - 16.3%
Philip Morris International, Inc.	7,110	835,069
Altria Group, Inc.	9,893	736,732
Reynolds American, Inc.	9,322	606,303
Archer-Daniels-Midland Co.	7,249	299,964
British American Tobacco plc ADR[1]	3,160	216,586
Bunge Ltd.	2,740	204,404
Vector Group Ltd.	4,729	100,822
Universal Corp.	1,220	78,934
Andersons, Inc.	1,700	58,055
Total Agriculture		3,136,869

Cosmetics & Personal Care - 13.0%
Procter & Gamble Co.	10,494	914,551
Colgate-Palmolive Co.	6,735	499,266
Estee Lauder Cos., Inc. — Class A	3,788	363,572
Coty, Inc. — Class A	12,415	232,905
Unilever N.V. — Class Y1	3,873	214,061
Edgewell Personal Care Co.*	1,680	127,714
Avon Products, Inc.*	21,317	81,005
e.l.f. Beauty, Inc.*,1	2,550	69,386
Total Cosmetics & Personal Care		2,502,460

Household Products & Housewares - 6.3%
Kimberly-Clark Corp.	3,242	418,574
Clorox Co.	1,865	248,493
Church & Dwight Company, Inc.	4,199	217,844
Spectrum Brands Holdings, Inc.	1,325	165,678
Central Garden & Pet Co. — Class A*	2,590	77,752
WD-40 Co.	690	76,142
Total Household Products & Housewares		1,204,483

Retail - 1.3%
Casey’s General Stores, Inc.	1,227	131,424
Nu Skin Enterprises, Inc. — Class A	1,818	114,243
Total Retail		245,667

Pharmaceuticals - 0.8%
Herbalife Ltd.*,1	2,251	160,564

Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	6,320	111,927

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	2,220	106,604

Total Common Stocks
(Cost $12,382,393)		19,104,856

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
CONSUMER PRODUCTS FUND

	Shares	Value

RIGHTS††† - 0.0%
PDC
Expires 07/10/17*	7,547	$—
Casa Ley
Expires 01/17/19*	7,547	—
Total Rights
(Cost $1,815)		—

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$73,710	73,710
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	27,295	27,295
Total Repurchase Agreements
(Cost $101,005)		101,005

SECURITIES LENDING COLLATERAL†,3 - 3.4%
First American Government Obligations Fund — Class Z, 0.84%[4]	643,529	643,529
Total Securities Lending Collateral
(Cost $643,529)		643,529

Total Investments - 103.4%
(Cost $13,128,742)		$19,849,390
Other Assets & Liabilities, net - (3.4)%		(645,173)
Total Net Assets - 100.0%		$19,204,217

*	Non-income producing security
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$19,104,856	$—	$—		$19,104,856
Repurchase Agreements	—	101,005	—		101,005
Rights	—	—	—	*	—
Securities Lending Collateral	643,529	—	—		643,529
Total Assets	$19,748,385	$101,005	$—		$19,849,390

*	Market value of securities is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $628,527 of securities loaned (cost $13,027,737)	$19,748,385
Repurchase agreements, at value (cost $101,005)	101,005
Total investments (cost $13,128,742)	19,849,390
Receivables:
Securities sold	171,501
Fund shares sold	3,884
Dividends	40,772
Foreign taxes reclaim	2,643
Interest	3
Securities lending income	840
Total assets	20,069,033

Liabilities:
Payable for:
Return of securities loaned	643,529
Fund shares redeemed	183,596
Management fees	13,900
Transfer agent and administrative fees	4,088
Investor service fees	4,088
Portfolio accounting fees	1,635
Miscellaneous	13,980
Total liabilities	864,816
Commitments and contingent liabilities (Note 10)	—
Net assets	$19,204,217

Net assets consist of:
Paid in capital	$12,525,119
Undistributed net investment income	286,045
Accumulated net realized loss on investments	(327,595)
Net unrealized appreciation on investments	6,720,648
Net assets	$19,204,217
Capital shares outstanding	292,897
Net asset value per share	$65.57

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $352)	$209,532
Income from securities lending, net	3,473
Interest	274
Other income	129
Total investment income	213,408

Expenses:
Management fees	80,803
Transfer agent and administrative fees	23,765
Investor service fees	23,765
Portfolio accounting fees	9,506
Professional fees	30,425
Printing expenses	9,593
Custodian fees	2,228
Trustees’ fees*	2,084
Line of credit fees	2
Miscellaneous	(20,724)
Total expenses	161,447
Net investment income	51,961

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	490,509
Net realized gain	490,509
Net change in unrealized appreciation (depreciation) on:
Investments	470,127
Net change in unrealized appreciation (depreciation)	470,127
Net realized and unrealized gain	960,636
Net increase in net assets resulting from operations	$1,012,597

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$51,961	$234,084
Net realized gain on investments	490,509	4,141,037
Net change in unrealized appreciation (depreciation) on investments	470,127	(2,553,550)
Net increase in net assets resulting from operations	1,012,597	1,821,571

Distributions to shareholders from:
Net investment income	—	(239,147)
Net realized gains	—	(1,667,649)
Total distributions to shareholders	—	(1,906,796)

Capital share transactions:
Proceeds from sale of shares	17,881,360	61,911,706
Distributions reinvested	—	1,906,796
Cost of shares redeemed	(18,099,520)	(77,804,973)
Net decrease from capital share transactions	(218,160)	(13,986,471)
Net increase (decrease) in net assets	794,437	(14,071,696)

Net assets:
Beginning of period	18,409,780	32,481,476
End of period	$19,204,217	$18,409,780
Undistributed net investment income at end of period	$286,045	$234,084

Capital share activity:
Shares sold	272,006	977,795
Shares issued from reinvestment of distributions	—	28,860
Shares redeemed	(277,037)	(1,236,346)
Net decrease in shares	(5,031)	(229,691)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$61.79	$61.56	$60.19	$56.94	$45.02	$41.82
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.44	.58	.42	.38	.46
Net gain (loss) on investments (realized and unrealized)	3.60	3.10	3.14	6.72	12.31	3.33
Total from investment operations	3.78	3.54	3.72	7.14	12.69	3.79
Less distributions from:
Net investment income	—	(.42)	(.34)	(.30)	(.77)	(.59)
Net realized gains	—	(2.89)	(2.01)	(3.59)	—	—
Total distributions	—	(3.31)	(2.35)	(3.89)	(.77)	(.59)
Net asset value, end of period	$65.57	$61.79	$61.56	$60.19	$56.94	$45.02

Total Return[c]	6.10%	5.42%	6.22%	12.63%	28.25%	9.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,204	$18,410	$32,481	$26,090	$15,448	$15,604
Ratios to average net assets:
Net investment income (loss)	0.55%	0.68%	0.95%	0.70%	0.72%	1.06%
Total expenses	1.70%	1.65%	1.61%	1.66%	1.64%	1.67%
Portfolio turnover rate	81%	161%	225%	194%	438%	636%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	7.5%
Broadcom Ltd.	5.8%
QUALCOMM, Inc.	5.4%
NVIDIA Corp.	5.3%
Texas Instruments, Inc.	5.2%
Applied Materials, Inc.	4.0%
Micron Technology, Inc.	3.4%
Analog Devices, Inc.	3.3%
Lam Research Corp.	2.9%
Skyworks Solutions, Inc.	2.5%
Top Ten Total	45.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Electronics Fund	11.17%	37.47%	18.56%	5.30%
S&P 500 Information Technology Index	17.23%	33.89%	17.18%	10.70%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 100.1%

Semiconductors - 94.1%
Intel Corp.	20,714	$698,890
Broadcom Ltd.	2,311	538,580
QUALCOMM, Inc.	9,060	500,293
NVIDIA Corp.	3,415	493,672
Texas Instruments, Inc.	6,330	486,967
Applied Materials, Inc.	9,090	375,508
Micron Technology, Inc.*	10,687	319,114
Analog Devices, Inc.	3,908	304,042
Lam Research Corp.	1,896	268,151
Skyworks Solutions, Inc.	2,428	232,967
Microchip Technology, Inc.	2,993	231,000
Xilinx, Inc.	3,491	224,541
KLA-Tencor Corp.	2,341	214,225
NXP Semiconductor N.V.*	1,858	203,358
Advanced Micro Devices, Inc.*,1	15,802	197,209
Maxim Integrated Products, Inc.	4,387	196,976
Taiwan Semiconductor Manufacturing Company Ltd. ADR	5,119	178,960
Qorvo, Inc.*	2,469	156,337
Marvell Technology Group Ltd.	8,965	148,102
Teradyne, Inc.	4,676	140,420
ASML Holding N.V. — Class G	1,068	139,171
ON Semiconductor Corp.*	9,303	130,614
Microsemi Corp.*	2,778	130,010
Cypress Semiconductor Corp.	8,970	122,441
Cavium, Inc.*	1,890	117,426
Cirrus Logic, Inc.*	1,827	114,589
Mellanox Technologies Ltd.*	2,617	113,316
Monolithic Power Systems, Inc.	1,172	112,981
MACOM Technology Solutions Holdings, Inc.*	1,967	109,700
Integrated Device Technology, Inc.*	4,240	109,350
MKS Instruments, Inc.	1,606	108,084
Silicon Motion Technology Corp. ADR	2,165	104,418
Silicon Laboratories, Inc.*	1,403	95,895
Entegris, Inc.*	4,320	94,824
Power Integrations, Inc.	1,241	90,469
Semtech Corp.*	2,453	87,695
Amkor Technology, Inc.*	8,970	87,637
MaxLinear, Inc. — Class A*	3,008	83,893
Ambarella, Inc.*,1	1,630	79,137
Synaptics, Inc.*	1,471	76,065
Cabot Microelectronics Corp.	1,030	76,045
Inphi Corp.*	2,031	69,663
Xperi Corp.	2,278	67,884
Veeco Instruments, Inc.*	2,380	66,283
Rambus, Inc.*	5,473	62,556
Impinj, Inc.*,1	1,160	56,434
STMicroelectronics N.V. — Class Y	3,850	55,363
Lattice Semiconductor Corp.*	7,720	51,415
Brooks Automation, Inc.	1,560	33,836
Total Semiconductors		8,756,506

Electrical Components & Equipment - 1.8%
Advanced Energy Industries, Inc.*	1,363	88,173
SunPower Corp. — Class A*,1	7,869	73,496
Total Electrical Components & Equipment		161,669

Energy-Alternate Sources - 1.4%
First Solar, Inc.*	3,181	126,858

Chemicals - 1.2%
Versum Materials, Inc.	3,340	108,550

Building Materials - 0.9%
Cree, Inc.*	3,533	87,088

Telecommunications - 0.7%
Acacia Communications, Inc.*,1	1,649	68,384

Total Common Stocks
(Cost $5,822,895)		9,309,055

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$36,343	36,343
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	13,458	13,458
Total Repurchase Agreements
(Cost $49,801)		49,801

	Shares

SECURITIES LENDING COLLATERAL†,3 - 3.0%
First American Government Obligations Fund — Class Z, 0.84%[4]	276,767	276,767
Total Securities Lending Collateral
(Cost $276,767)		276,767

Total Investments - 103.6%
(Cost $6,149,463)		$9,635,623
Other Assets & Liabilities, net - (3.6)%		(333,224)
Total Net Assets - 100.0%		$9,302,399

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
ELECTRONICS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,309,055	$—	$—	$9,309,055
Repurchase Agreements	—	49,801	—	49,801
Securities Lending Collateral	276,767	—	—	276,767
Total Assets	$9,585,822	$49,801	$—	$9,635,623

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $264,747 of securities loaned (cost $6,099,662)	$9,585,822
Repurchase agreements, at value (cost $49,801)	49,801
Total investments (cost $6,149,463)	9,635,623
Cash	2,684
Receivables:
Fund shares sold	397,163
Dividends	6,976
Securities lending income	928
Total assets	10,043,374

Liabilities:
Payable for:
Securities purchased	385,369
Return of securities loaned	276,767
Fund shares redeemed	52,978
Management fees	7,725
Transfer agent and administrative fees	2,272
Investor service fees	2,272
Portfolio accounting fees	909
Miscellaneous	12,683
Total liabilities	740,975
Commitments and contingent liabilities (Note 10)	—
Net assets	$9,302,399

Net assets consist of:
Paid in capital	$7,313,638
Accumulated net investment loss	(8,618)
Accumulated net realized loss on investments	(1,488,781)
Net unrealized appreciation on investments	3,486,160
Net assets	$9,302,399
Capital shares outstanding	137,269
Net asset value per share	$67.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$69,699
Income from securities lending, net	5,892
Interest	190
Total investment income	75,781

Expenses:
Management fees	42,236
Transfer agent and administrative fees	12,422
Investor service fees	12,422
Portfolio accounting fees	4,969
Professional fees	8,303
Custodian fees	872
Trustees’ fees*	564
Line of credit fees	13
Miscellaneous	2,598
Total expenses	84,399
Net investment loss	(8,618)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	302,167
Net realized gain	302,167
Net change in unrealized appreciation (depreciation) on:
Investments	617,663
Net change in unrealized appreciation (depreciation)	617,663
Net realized and unrealized gain	919,830
Net increase in net assets resulting from operations	$911,212

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(8,618)	$(9,676)
Net realized gain on investments	302,167	584,086
Net change in unrealized appreciation (depreciation) on investments	617,663	694,823
Net increase in net assets resulting from operations	911,212	1,269,233

Capital share transactions:
Proceeds from sale of shares	15,966,925	27,911,794
Cost of shares redeemed	(16,285,112)	(25,845,937)
Net increase (decrease) from capital share transactions	(318,187)	2,065,857
Net increase in net assets	593,025	3,335,090

Net assets:
Beginning of period	8,709,374	5,374,284
End of period	$9,302,399	$8,709,374
Accumulated net investment loss at end of period	$(8,618)	$—

Capital share activity:
Shares sold	240,054	517,839
Shares redeemed	(245,675)	(484,563)
Net increase (decrease) in shares	(5,621)	33,276

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$60.95	$49.03	$48.01	$38.81	$28.78	$28.52
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.07)	(.15)	(.01)	— [c]	.06
Net gain (loss) on investments (realized and unrealized)	6.88	11.99	1.17	9.21	10.12	.20
Total from investment operations	6.82	11.92	1.02	9.20	10.12	.26
Less distributions from:
Net investment income	—	—	—	—	(.09)	—
Total distributions	—	—	—	—	(.09)	—
Net asset value, end of period	$67.77	$60.95	$49.03	$48.01	$38.81	$28.78

Total Return[d]	11.17%	24.34%	2.10%	23.74%	35.05%	1.05%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,302	$8,709	$5,374	$7,410	$3,261	$3,860
Ratios to average net assets:
Net investment income (loss)	(0.17%)	(0.14%)	(0.31%)	(0.01%)	0.02%	0.19%
Total expenses	1.70%	1.66%	1.59%	1.66%	1.64%	1.67%
Portfolio turnover rate	145%	362%	351%	381%	745%	910%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2013 have been restated to reflect a 1:10 reverse share split effective April 5, 2013.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	6.0%
Chevron Corp.	4.6%
Schlumberger Ltd.	3.2%
EOG Resources, Inc.	2.5%
ConocoPhillips	2.4%
Occidental Petroleum Corp.	2.3%
Phillips 66	2.2%
Kinder Morgan, Inc.	2.2%
Halliburton Co.	2.0%
Valero Energy Corp.	1.8%
Top Ten Total	29.2%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Energy Fund	(18.22%)	(6.77%)	(3.89%)	(3.25%)
S&P 500 Energy Index	(12.61%)	(4.14%)	1.64%	1.28%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.2%

Oil & Gas - 70.8%
Exxon Mobil Corp.	12,604	$1,017,522
Chevron Corp.	7,389	770,894
EOG Resources, Inc.	4,620	418,202
ConocoPhillips	9,168	403,025
Occidental Petroleum Corp.	6,388	382,450
Phillips 66	4,444	367,474
Valero Energy Corp.	4,555	307,280
Pioneer Natural Resources Co.	1,875	299,213
Anadarko Petroleum Corp.	6,472	293,440
Marathon Petroleum Corp.	5,501	287,867
Concho Resources, Inc.*	2,104	255,699
Petroleo Brasileiro S.A. ADR*	30,986	247,578
Devon Energy Corp.	7,559	241,661
Apache Corp.	4,976	238,500
BP plc ADR	6,345	219,854
Hess Corp.	4,958	217,507
Continental Resources, Inc.*	6,388	206,524
Noble Energy, Inc.	7,060	199,798
Cabot Oil & Gas Corp. — Class A	7,752	194,420
Parsley Energy, Inc. — Class A*	6,570	182,318
Tesoro Corp.	1,918	179,507
Cimarex Energy Co.	1,904	178,995
Marathon Oil Corp.	15,099	178,923
Equities Corp.	3,016	176,707
Diamondback Energy, Inc.*	1,982	176,021
Royal Dutch Shell plc — Class A ADR	3,138	166,910
Rice Energy, Inc.*	5,750	153,123
Transocean Ltd.*	18,552	152,683
RSP Permian, Inc.*	4,310	139,084
Newfield Exploration Co.*	4,853	138,116
Antero Resources Corp.*	6,390	138,088
Encana Corp.	15,644	137,667
Helmerich & Payne, Inc.[1]	2,500	135,850
Range Resources Corp.	5,825	134,965
Canadian Natural Resources Ltd.	4,574	131,914
Suncor Energy, Inc.	4,370	127,604
HollyFrontier Corp.	4,575	125,675
Energen Corp.*	2,499	123,376
WPX Energy, Inc.*	12,676	122,450
Murphy Oil Corp.	4,740	121,486
Patterson-UTI Energy, Inc.	5,941	119,949
Chesapeake Energy Corp.*,1	24,076	119,658
Centennial Resource Development, Inc. — Class A*,1	6,910	109,316
Gulfport Energy Corp.*	6,841	100,905
Southwestern Energy Co.*	16,221	98,624
PDC Energy, Inc.*	2,278	98,205
QEP Resources, Inc.*	9,544	96,394
Kosmos Energy Ltd.*	14,730	94,419
Ensco plc — Class A	18,168	93,747
Laredo Petroleum, Inc.*	8,894	93,565
Callon Petroleum Co.*	8,550	90,716
Extraction Oil & Gas, Inc.*,1	6,710	90,250
Whiting Petroleum Corp.*,1	16,087	88,639
PBF Energy, Inc. — Class A1	3,945	87,816
Nabors Industries Ltd.	10,591	86,211
Matador Resources Co.*	3,980	85,053
Oasis Petroleum, Inc.*	10,191	82,038
SM Energy Co.	4,848	80,137
Delek US Holdings, Inc.	2,740	72,446
SRC Energy, Inc.*,1	10,097	67,953
Diamond Offshore Drilling, Inc.*,1	6,107	66,139
Carrizo Oil & Gas, Inc.*	3,671	63,949
Rowan Companies plc — Class A*	5,795	59,341
Statoil ASA ADR	2,980	49,259
Resolute Energy Corp.*	1,621	48,257
Atwood Oceanics, Inc.*	5,620	45,803
Sanchez Energy Corp.*,1	5,900	42,362
California Resources Corp.*,1	3,751	32,071
Total Oil & Gas		11,953,592

Oil & Gas Services - 13.6%
Schlumberger Ltd.	8,118	534,489
Halliburton Co.	7,944	339,288
Baker Hughes, Inc.	4,802	261,757
National Oilwell Varco, Inc.	5,996	197,508
TechnipFMC plc*	5,473	148,866
RPC, Inc.[1]	5,608	113,338
McDermott International, Inc.*	11,710	83,961
Oceaneering International, Inc.	3,561	81,333
Keane Group, Inc.*,1	4,780	76,480
Core Laboratories N.V.	741	75,041
Dril-Quip, Inc.*	1,527	74,518
Superior Energy Services, Inc.*	6,975	72,749
Forum Energy Technologies, Inc.*	4,270	66,612
Oil States International, Inc.*	2,436	66,137
Basic Energy Services, Inc.*	2,095	52,166
Helix Energy Solutions Group, Inc.*	9,167	51,702
Total Oil & Gas Services		2,295,945

Pipelines - 10.3%
Kinder Morgan, Inc.	19,069	365,362
Williams Companies, Inc.	9,622	291,354
Cheniere Energy, Inc.*	4,109	200,149
ONEOK, Inc.	3,699	192,940
Targa Resources Corp.	4,140	187,128
Enbridge, Inc.	4,294	170,944
Plains GP Holdings, LP — Class A	6,521	170,589
SemGroup Corp. — Class A	3,243	87,561
TransCanada Corp.	1,550	73,889
Total Pipelines		1,739,916

Coal - 1.6%
CONSOL Energy, Inc.*	6,986	104,370
Peabody Energy Corp.*,1	3,610	88,265
Arch Coal, Inc. — Class A	1,140	77,862
Total Coal		270,497

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
ENERGY FUND

	Shares	Value

Mining - 0.9%
US Silica Holdings, Inc.	2,825	$100,259
Fairmount Santrol Holdings, Inc.*,1	14,573	56,835
Total Mining		157,094

Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	3,260	101,516

Retail - 0.6%
World Fuel Services Corp.	2,460	94,587

Transportation - 0.5%
Golar LNG Ltd.	3,592	79,922

Energy-Alternate Sources - 0.3%
Green Plains, Inc.	2,383	48,971

Total Common Stocks
(Cost $10,125,657)		16,742,040

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$71,939	71,939
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	26,640	26,640
Total Repurchase Agreements
(Cost $98,579)		98,579

	Shares

SECURITIES LENDING COLLATERAL†,3 - 5.2%
First American Government Obligations Fund — Class Z, 0.84%[4]	880,204	880,204
Total Securities Lending Collateral
(Cost $880,204)		880,204

Total Investments - 105.0%
(Cost $11,104,440)		$17,720,823
Other Assets & Liabilities, net - (5.0)%		(840,146)
Total Net Assets - 100.0%		$16,880,677

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,742,040	$—	$—	$16,742,040
Repurchase Agreements	—	98,579	—	98,579
Securities Lending Collateral	880,204	—	—	880,204
Total Assets	$17,622,244	$98,579	$—	$17,720,823

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $848,065 of securities loaned (cost $11,005,861)	$17,622,244
Repurchase agreements, at value (cost $98,579)	98,579
Total investments (cost $11,104,440)	17,720,823
Cash	233
Receivables:
Fund shares sold	69,989
Dividends	11,681
Interest	3
Securities lending income	522
Total assets	17,803,251

Liabilities:
Payable for:
Return of securities loaned	880,204
Management fees	11,957
Transfer agent and administrative fees	3,517
Investor service fees	3,517
Fund shares redeemed	3,240
Portfolio accounting fees	1,406
Miscellaneous	18,733
Total liabilities	922,574
Commitments and contingent liabilities (Note 10)	—
Net assets	$16,880,677

Net assets consist of:
Paid in capital	$20,833,779
Undistributed net investment income	131,482
Accumulated net realized loss on investments	(10,700,967)
Net unrealized appreciation on investments	6,616,383
Net assets	$16,880,677
Capital shares outstanding	257,710
Net asset value per share	$65.50

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $2,677)	$215,842
Income from securities lending, net	1,673
Interest	359
Total investment income	217,874

Expenses:
Management fees	98,289
Transfer agent and administrative fees	28,909
Investor service fees	28,909
Portfolio accounting fees	11,563
Professional fees	27,740
Custodian fees	2,256
Trustees’ fees*	1,774
Line of credit fees	51
Miscellaneous	(2,999)
Total expenses	196,492
Net investment income	21,382

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	586,869
Net realized gain	586,869
Net change in unrealized appreciation (depreciation) on:
Investments	(5,223,698)
Net change in unrealized appreciation (depreciation)	(5,223,698)
Net realized and unrealized loss	(4,636,829)
Net decrease in net assets resulting from operations	$(4,615,447)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,382	$101,689
Net realized gain (loss) on investments	586,869	(2,039,832)
Net change in unrealized appreciation (depreciation) on investments	(5,223,698)	8,926,153
Net increase (decrease) in net assets resulting from operations	(4,615,447)	6,988,010

Distributions to shareholders from:
Net investment income	—	(213,292)
Total distributions to shareholders	—	(213,292)

Capital share transactions:
Proceeds from sale of shares	90,985,227	78,330,244
Distributions reinvested	—	213,292
Cost of shares redeemed	(97,606,333)	(76,883,259)
Net increase (decrease) from capital share transactions	(6,621,106)	1,660,277
Net increase (decrease) in net assets	(11,236,553)	8,434,995

Net assets:
Beginning of period	28,117,230	19,682,235
End of period	$16,880,677	$28,117,230
Undistributed net investment income at end of period	$131,482	$110,100

Capital share activity:
Shares sold	1,181,522	1,123,475	*
Shares issued from reinvestment of distributions	—	3,004	*
Shares redeemed	(1,274,863)	(1,095,831	)*
Net increase (decrease) in shares	(93,341)	30,648	*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$80.09	$61.43	$90.41	$123.98	$102.07	$116.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.08	.76	.48	.20	.24
Net gain (loss) on investments (realized and unrealized)	(14.66)	18.72	(27.58)	(21.93)	23.75	2.15
Total from investment operations	(14.59)	18.80	(26.82)	(21.45)	23.95	2.39
Less distributions from:
Net investment income	—	(.14)	(.36)	(.12)	(.24)	—
Net realized gains	—	—	(1.80)	(12.00)	(1.80)	(17.28)
Total distributions	—	(.14)	(2.16)	(12.12)	(2.04)	(17.28)
Net asset value, end of period	$65.50	$80.09	$61.43	$90.41	$123.98	$102.07

Total Return [c]	(18.22%)	31.37%	(30.22%)	(18.62%)	23.47%	2.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,881	$28,117	$19,682	$26,560	$21,913	$21,896
Ratios to average net assets:
Net investment income (loss)	0.18%	0.42%	0.91%	0.38%	0.18%	0.20%
Total expenses	1.70%	1.66%	1.60%	1.66%	1.64%	1.67%
Portfolio turnover rate	394%	293%	121%	214%	190%	155%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	15.8%
Halliburton Co.	10.0%
Baker Hughes, Inc.	7.7%
National Oilwell Varco, Inc.	5.8%
Helmerich & Payne, Inc.	4.0%
Transocean Ltd.	3.8%
TechnipFMC plc	3.7%
Patterson-UTI Energy, Inc.	3.5%
RPC, Inc.	3.3%
US Silica Holdings, Inc.	3.0%
Top Ten Total	60.6%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Energy Services Fund	(26.57%)	(15.43%)	(9.82%)	(7.46%)
S&P 500 Energy Index	(12.61%)	(4.14%)	1.64%	1.28%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Energy Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.2%

Oil & Gas Services - 68.4%
Schlumberger Ltd.	23,407	$1,541,116
Halliburton Co.	22,901	978,101
Baker Hughes, Inc.	13,855	755,235
National Oilwell Varco, Inc.	17,300	569,863
TechnipFMC plc*	13,318	362,250
RPC, Inc.[1]	16,170	326,796
McDermott International, Inc.*	33,764	242,088
Oceaneering International, Inc.	10,255	234,224
Keane Group, Inc.*,1	13,780	220,480
Dril-Quip, Inc.*	4,403	214,866
Superior Energy Services, Inc.*	20,104	209,685
Core Laboratories N.V.	2,006	203,148
Forum Energy Technologies, Inc.*	12,317	192,145
Oil States International, Inc.*	7,028	190,810
Helix Energy Solutions Group, Inc.*	26,420	149,009
C&J Energy Services, Inc.*	3,570	122,344
Bristow Group, Inc.[1]	11,238	85,971
Basic Energy Services, Inc.*	3,020	75,198
Total Oil & Gas Services		6,673,329

Oil & Gas - 23.1%
Helmerich & Payne, Inc.[1]	7,193	390,868
Transocean Ltd.*	44,935	369,815
Patterson-UTI Energy, Inc.	17,128	345,814
Nabors Industries Ltd.	30,529	248,506
Ensco plc — Class A	46,681	240,874
Diamond Offshore Drilling, Inc.*,1	17,609	190,705
Rowan Companies plc — Class A*	16,719	171,203
Unit Corp.*	8,648	161,977
Atwood Oceanics, Inc.*	16,218	132,177
Total Oil & Gas		2,251,939

Mining - 4.6%
US Silica Holdings, Inc.	8,147	289,137
Fairmount Santrol Holdings, Inc.*,1	42,017	163,866
Total Mining		453,003

Metal Fabricate & Hardware - 2.7%
Tenaris S.A. ADR	8,435	262,666

Transportation - 0.4%
Hornbeck Offshore Services, Inc.*,1	13,006	36,807

Total Common Stocks
(Cost $7,146,920)		9,677,744

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$36,564	36,564
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	13,540	13,540
Total Repurchase Agreements
(Cost $50,104)		50,104

	Shares

SECURITIES LENDING COLLATERAL†,3 - 10.2%
First American Government Obligations Fund — Class Z, 0.84%[4]	999,734	999,734
Total Securities Lending Collateral
(Cost $999,734)		999,734

Total Investments - 109.9%
(Cost $8,196,758)		$10,727,582
Other Assets & Liabilities, net - (9.9)%		(966,511)
Total Net Assets - 100.0%		$9,761,071

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
ENERGY SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$9,677,744	$—	$—	$9,677,744
Repurchase Agreements	—	50,104	—	50,104
Securities Lending Collateral	999,734	—	—	999,734
Total Assets	$10,677,478	$50,104	$—	$10,727,582

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $966,631 of securities loaned (cost $8,146,654)	$10,677,478
Repurchase agreements, at value (cost $50,104)	50,104
Total investments (cost $8,196,758)	10,727,582
Cash	749
Receivables:
Fund shares sold	42,873
Dividends	13,258
Securities lending income	353
Total assets	10,784,815

Liabilities:
Payable for:
Return of securities loaned	999,734
Management fees	6,456
Transfer agent and administrative fees	1,899
Investor service fees	1,899
Fund shares redeemed	868
Portfolio accounting fees	759
Miscellaneous	12,129
Total liabilities	1,023,744
Commitments and contingent liabilities (Note 10)	—
Net assets	$9,761,071

Net assets consist of:
Paid in capital	$16,227,647
Accumulated net investment loss	(33,017)
Accumulated net realized loss on investments	(8,964,383)
Net unrealized appreciation on investments	2,530,824
Net assets	$9,761,071
Capital shares outstanding	187,732
Net asset value per share	$51.99

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $341)	$67,604
Income from securities lending, net	1,829
Interest	214
Total investment income	69,647

Expenses:
Management fees	51,367
Transfer agent and administrative fees	15,108
Investor service fees	15,108
Portfolio accounting fees	6,043
Professional fees	13,721
Custodian fees	1,181
Trustees’ fees*	906
Line of credit fees	8
Miscellaneous	(778)
Total expenses	102,664
Net investment loss	(33,017)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(270,544)
Net realized loss	(270,544)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,147,590)
Net change in unrealized appreciation (depreciation)	(3,147,590)
Net realized and unrealized loss	(3,418,134)
Net decrease in net assets resulting from operations	$(3,451,151)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(33,017)	$(30,093)
Net realized loss on investments	(270,544)	(1,276,203)
Net change in unrealized appreciation (depreciation) on investments	(3,147,590)	3,530,932
Net increase (decrease) in net assets resulting from operations	(3,451,151)	2,224,636

Distributions to shareholders from:
Net investment income	—	(118,384)
Total distributions to shareholders	—	(118,384)

Capital share transactions:
Proceeds from sale of shares	22,553,076	35,269,693
Distributions reinvested	—	118,384
Cost of shares redeemed	(23,111,281)	(35,199,321)
Net increase (decrease) from capital share transactions	(558,205)	188,756
Net increase (decrease) in net assets	(4,009,356)	2,295,008

Net assets:
Beginning of period	13,770,427	11,475,419
End of period	$9,761,071	$13,770,427
Accumulated net investment loss at end of period	$(33,017)	$—

Capital share activity:
Shares sold	363,190	593,091 *
Shares issued from reinvestment of distributions	—	1,921 *
Shares redeemed	(369,949)	(598,357)*
Net decrease in shares	(6,759)	(3,345)*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$70.80	$58.00	$85.24	$132.25	$111.01	$133.38
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.03)	.66	.36	(.54)	(.42)
Net gain (loss) on investments (realized and unrealized)	(18.64)	12.92	(27.60)	(37.41)	27.12	.25
Total from investment operations	(18.81)	12.89	(26.94)	(37.05)	26.58	(.17)
Less distributions from:
Net investment income	—	(.09)	(.30)	—	—	—
Net realized gains	—	—	—	(9.96)	(5.34)	(22.20)
Total distributions	—	(.09)	(.30)	(9.96)	(5.34)	(22.20)
Net asset value, end of period	$51.99	$70.80	$58.00	$85.24	$132.25	$111.01

Total Return[c]	(26.57%)	23.15%	(31.70%)	(29.34%)	23.89%	0.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,761	$13,770	$11,475	$15,843	$16,101	$14,226
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.26%)	0.85%	0.29%	(0.42%)	(0.31%)
Total expenses	1.70%	1.66%	1.60%	1.66%	1.64%	1.67%
Portfolio turnover rate	177%	291%	175%	220%	261%	240%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse Share Split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:6 reverse share split effective December 1, 2016 — See Note 9.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.4%
JPMorgan Chase & Co.	2.1%
Wells Fargo & Co.	1.9%
Bank of America Corp.	1.8%
Citigroup, Inc.	1.6%
Goldman Sachs Group, Inc.	1.1%
U.S. Bancorp	1.1%
Morgan Stanley	1.0%
American Express Co.	1.0%
BlackRock, Inc. — Class A	1.0%
Top Ten Total	15.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Financial Services Fund	5.93%	22.40%	13.33%	0.32%
S&P 500 Financials Index	6.88%	35.37%	18.00%	0.39%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Financials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.2%

REITs - 30.6%
American Tower Corp. — Class A	932	$123,322
Simon Property Group, Inc.	707	114,365
Crown Castle International Corp.	993	99,479
Equinix, Inc.	227	97,419
Public Storage	466	97,175
Prologis, Inc.	1,520	89,133
Welltower, Inc.	1,129	84,507
AvalonBay Communities, Inc.	438	84,169
Weyerhaeuser Co.	2,423	81,171
Ventas, Inc.	1,159	80,527
Equity Residential	1,179	77,614
GGP, Inc.	2,981	70,232
SBA Communications Corp.*	508	68,529
Digital Realty Trust, Inc.	606	68,448
Boston Properties, Inc.	556	68,398
Vornado Realty Trust	720	67,608
Essex Property Trust, Inc.[1]	257	66,118
Realty Income Corp.	1,123	61,967
HCP, Inc.	1,938	61,938
Host Hotels & Resorts, Inc.	3,190	58,282
Annaly Capital Management, Inc.	4,595	55,370
Alexandria Real Estate Equities, Inc.	450	54,211
Mid-America Apartment Communities, Inc.	508	53,533
SL Green Realty Corp.	502	53,112
Extra Space Storage, Inc.	661	51,558
Regency Centers Corp.	820	51,364
UDR, Inc.[1]	1,311	51,090
Duke Realty Corp.	1,787	49,947
Iron Mountain, Inc.	1,440	49,478
Federal Realty Investment Trust	389	49,166
Gaming and Leisure Properties, Inc.	1,250	47,088
Macerich Co.	790	45,867
Colony NorthStar, Inc. — Class A	3,200	45,088
VEREIT, Inc.	5,478	44,591
Equity LifeStyle Properties, Inc.	515	44,465
Lamar Advertising Co. — Class A	590	43,406
AGNC Investment Corp.	2,024	43,091
Camden Property Trust	503	43,012
Kilroy Realty Corp.	566	42,535
Invitation Homes, Inc.	1,960	42,395
Kimco Realty Corp.	2,285	41,930
Omega Healthcare Investors, Inc.	1,253	41,374
Apartment Investment & Management Co. — Class A	959	41,208
American Campus Communities, Inc.	858	40,583
Forest City Realty Trust, Inc. — Class A	1,656	40,026
American Homes 4 Rent — Class A	1,754	39,588
Starwood Property Trust, Inc.	1,733	38,802
Douglas Emmett, Inc.	1,015	38,783
National Retail Properties, Inc.	990	38,709
Liberty Property Trust	948	38,593
Healthcare Trust of America, Inc. — Class A	1,240	38,576
Park Hotels & Resorts, Inc.	1,380	37,205
CoreSite Realty Corp.	350	36,236
EPR Properties	500	35,935
Highwoods Properties, Inc.	703	35,649
Hudson Pacific Properties, Inc.	1,041	35,592
CyrusOne, Inc.	632	35,234
Brixmor Property Group, Inc.	1,965	35,134
DuPont Fabros Technology, Inc.	570	34,861
DCT Industrial Trust, Inc.	652	34,843
Senior Housing Properties Trust	1,704	34,830
Hospitality Properties Trust	1,183	34,484
Medical Properties Trust, Inc.	2,676	34,440
CubeSmart	1,415	34,017
New Residential Investment Corp.	2,177	33,874
Gramercy Property Trust	1,133	33,661
STORE Capital Corp.	1,464	32,867
Uniti Group, Inc.	1,274	32,028
Equity Commonwealth*	1,013	32,011
Taubman Centers, Inc.	531	31,621
Healthcare Realty Trust, Inc.	908	31,008
GEO Group, Inc.	1,040	30,753
Cousins Properties, Inc.	3,451	30,334
Weingarten Realty Investors	1,005	30,251
Sunstone Hotel Investors, Inc.	1,856	29,919
Life Storage, Inc.	401	29,714
Spirit Realty Capital, Inc.	3,938	29,181
Corporate Office Properties Trust	832	29,145
CoreCivic, Inc.	1,049	28,931
LaSalle Hotel Properties	963	28,697
Brandywine Realty Trust	1,617	28,346
DDR Corp.	3,116	28,262
Physicians Realty Trust	1,370	27,592
Education Realty Trust, Inc.	702	27,203
Tanger Factory Outlet Centers, Inc.	970	25,201
RLJ Lodging Trust	1,254	24,917
Pebblebrook Hotel Trust[1]	732	23,600
DiamondRock Hospitality Co.	2,131	23,334
Retail Opportunity Investments Corp.	1,165	22,356
Washington Prime Group, Inc.	2,328	19,485
CBL & Associates Properties, Inc.[1]	2,190	18,462
Government Properties Income Trust	892	16,333
Total REITs		4,256,486

Banks - 30.1%
JPMorgan Chase & Co.	3,260	297,963
Wells Fargo & Co.	4,893	271,120
Bank of America Corp.	10,478	254,196
Citigroup, Inc.	3,318	221,908
Goldman Sachs Group, Inc.	699	155,108
U.S. Bancorp	2,893	150,205
Morgan Stanley	3,269	145,667
PNC Financial Services Group, Inc.	1,017	126,993
Bank of New York Mellon Corp.	2,295	117,091
Capital One Financial Corp.	1,239	102,366
BB&T Corp.	2,146	97,450
State Street Corp.	1,023	91,794
SunTrust Banks, Inc.	1,492	84,626
M&T Bank Corp.	504	81,623

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
FINANCIAL SERVICES FUND

	Shares	Value

Banco Bradesco S.A. ADR	9,588	$81,498
Deutsche Bank AG	4,422	78,667
Northern Trust Corp.	785	76,310
Toronto-Dominion Bank	1,484	74,764
HSBC Holdings plc ADR	1,609	74,642
Credit Suisse Group AG ADR*	5,100	74,460
Royal Bank of Canada	1,020	73,970
ICICI Bank Ltd. ADR	8,169	73,277
KeyCorp	3,863	72,393
Fifth Third Bancorp	2,724	70,715
Regions Financial Corp.	4,649	68,061
Citizens Financial Group, Inc.	1,852	66,079
First Republic Bank	620	62,061
Huntington Bancshares, Inc.	4,575	61,854
Comerica, Inc.[1]	766	56,102
SVB Financial Group*	277	48,694
Zions Bancorporation	1,086	47,686
Signature Bank*	320	45,930
East West Bancorp, Inc.	784	45,927
Cullen/Frost Bankers, Inc.[1]	414	38,878
Commerce Bancshares, Inc.	670	38,076
Bank of the Ozarks	803	37,637
Synovus Financial Corp.	842	37,250
PacWest Bancorp	794	37,080
Webster Financial Corp.	651	33,995
FNB Corp.	2,370	33,559
IBERIABANK Corp.	405	33,008
Prosperity Bancshares, Inc.	509	32,698
Hancock Holding Co.	660	32,340
First Horizon National Corp.	1,844	32,122
Wintrust Financial Corp.	420	32,105
United Bankshares, Inc.	810	31,752
Umpqua Holdings Corp.	1,707	31,341
Texas Capital Bancshares, Inc.*	400	30,960
UMB Financial Corp.	410	30,693
MB Financial, Inc.	690	30,388
Home BancShares, Inc.	1,170	29,133
Chemical Financial Corp.	600	29,046
Fulton Financial Corp.	1,500	28,500
Pinnacle Financial Partners, Inc.	430	27,004
Cathay General Bancorp	710	26,945
Canadian Imperial Bank of Commerce	246	19,997
Total Banks		4,185,707

Insurance - 19.5%
Berkshire Hathaway, Inc. — Class B*	1,962	332,304
MetLife, Inc.	2,291	125,868
American International Group, Inc.	1,995	124,727
Prudential Financial, Inc.	1,013	109,546
Marsh & McLennan Companies, Inc.	1,306	101,815
Hartford Financial Services Group, Inc.	1,794	94,311
Travelers Cos., Inc.	743	94,011
Allstate Corp.	1,022	90,386
Aflac, Inc.	1,150	89,332
Willis Towers Watson plc	595	86,549
Chubb Ltd.	595	86,501
Progressive Corp.	1,835	80,905
Aon plc	594	78,972
Everest Re Group Ltd.	283	72,049
XL Group Ltd.	1,628	71,306
Arch Capital Group Ltd.*	754	70,341
Principal Financial Group, Inc.	1,067	68,363
Loews Corp.	1,369	64,083
Lincoln National Corp.	924	62,444
Markel Corp.*	60	58,552
Cincinnati Financial Corp.	753	54,555
Unum Group	1,126	52,505
Arthur J Gallagher & Co.	890	50,953
Athene Holding Ltd. — Class A*	1,010	50,106
Torchmark Corp.	630	48,195
Reinsurance Group of America, Inc. — Class A	370	47,504
WR Berkley Corp.	680	47,036
American Financial Group, Inc.	470	46,704
Voya Financial, Inc.	1,100	40,579
Brown & Brown, Inc.	922	39,711
Assurant, Inc.	376	38,987
First American Financial Corp.	800	35,752
Old Republic International Corp.	1,830	35,740
MGIC Investment Corp.*	2,931	32,827
Primerica, Inc.	400	30,300
Radian Group, Inc.	1,822	29,790
Selective Insurance Group, Inc.	531	26,577
AmTrust Financial Services, Inc.[1]	1,750	26,495
Genworth Financial, Inc. — Class A*	5,898	22,235
Total Insurance		2,718,916

Diversified Financial Services – 13.9%
American Express Co.	1,703	143,460
BlackRock, Inc. — Class A	322	136,015
Charles Schwab Corp.	2,827	121,448
CME Group, Inc. — Class A	817	102,321
Intercontinental Exchange, Inc.	1,530	100,858
Franklin Resources, Inc.	1,797	80,488
Discover Financial Services	1,283	79,790
Synchrony Financial	2,633	78,515
TD Ameritrade Holding Corp.	1,803	77,511
Ameriprise Financial, Inc.	541	68,864
T. Rowe Price Group, Inc.	919	68,199
Interactive Brokers Group, Inc. — Class A	1,700	63,614
Invesco Ltd.	1,712	60,245
Nasdaq, Inc.	766	54,761
Raymond James Financial, Inc.	680	54,550
E*TRADE Financial Corp.*	1,368	52,025
CBOE Holdings, Inc.	569	52,007
CIT Group, Inc.[1]	1,045	50,892
Affiliated Managers Group, Inc.[1]	300	49,758
Ally Financial, Inc.	2,360	49,324
SEI Investments Co.	849	45,659
SLM Corp.*	3,278	37,697
Eaton Vance Corp.	780	36,910
Santander Consumer USA Holdings, Inc.*	2,870	36,621
Credit Acceptance Corp.*	140	36,000
Navient Corp.	2,130	35,465

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
FINANCIAL SERVICES FUND

	Shares	Value

LPL Financial Holdings, Inc.	740	$31,420
BGC Partners, Inc. — Class A	2,450	30,968
Legg Mason, Inc.	781	29,803
Federated Investors, Inc. — Class B	970	27,403
LendingClub Corp.*	4,352	23,980
WisdomTree Investments, Inc.[1]	1,910	19,425
Total Diversified Financial Services		1,935,996

Commercial Services - 1.7%
S&P Global, Inc.	663	96,791
Moody’s Corp.	635	77,267
MarketAxess Holdings, Inc.	210	42,231
LendingTree, Inc.*	130	22,386
Total Commercial Services		238,675

Savings & Loans - 1.1%
New York Community Bancorp, Inc.	3,077	40,401
People’s United Financial, Inc.	2,220	39,205
Investors Bancorp, Inc.	2,392	31,957
Washington Federal, Inc.	812	26,958
BofI Holding, Inc.*,1	844	20,020
Total Savings & Loans		158,541

Real Estate - 1.0%
CBRE Group, Inc. — Class A*	1,592	57,948
Jones Lang LaSalle, Inc.	310	38,750
Realogy Holdings Corp.	1,137	36,896
Total Real Estate		133,594

Holding Companies-Diversified - 0.4%
Leucadia National Corp.	1,906	49,861

Software - 0.3%
MSCI, Inc. — Class A	460	47,375

Investment Companies - 0.3%
Ares Capital Corp.	2,717	44,504

Media - 0.3%
FactSet Research Systems, Inc.[1]	250	41,545

Total Common Stocks
(Cost $9,240,221)		13,811,200

PREFERRED STOCKS† - 0.6%
Financial - 0.6%
Itau Unibanco Holding S.A. ADR	7,260	80,223
Total Preferred Stocks
(Cost $55,801)		80,223

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$31,151	31,151
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	11,535	11,535
Total Repurchase Agreements
(Cost $42,686)		42,686

	Shares

SECURITIES LENDING COLLATERAL†,3 - 1.8%
First American Government Obligations Fund — Class Z, 0.84%[4]	251,945	251,945
Total Securities Lending Collateral
(Cost $251,945)		251,945

Total Investments - 101.9%
(Cost $9,590,653)		$14,186,054
Other Assets & Liabilities, net - (1.9)%		(270,526)
Total Net Assets - 100.0%		$13,915,528

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
FINANCIAL SERVICES FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,811,200	$—	$—	$13,811,200
Preferred Stocks	80,223	—	—	80,223
Repurchase Agreements	—	42,686	—	42,686
Securities Lending Collateral	251,945	—	—	251,945
Total Assets	$14,143,368	$42,686	$—	$14,186,054

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $245,382 of securities loaned (cost $9,547,967)	$14,143,368
Repurchase agreements, at value (cost $42,686)	42,686
Total investments (cost $9,590,653)	14,186,054
Cash	343
Receivables:
Fund shares sold	855
Dividends	30,021
Foreign taxes reclaim	761
Securities lending income	68
Total assets	14,218,102

Liabilities:
Payable for:
Return of securities loaned	251,945
Fund shares redeemed	11,362
Management fees	8,987
Transfer agent and administrative fees	2,643
Investor service fees	2,643
Portfolio accounting fees	1,057
Miscellaneous	23,937
Total liabilities	302,574
Commitments and contingent liabilities (Note 10)	—
Net assets	$13,915,528

Net assets consist of:
Paid in capital	$13,944,768
Undistributed net investment income	53,197
Accumulated net realized loss on investments	(4,677,838)
Net unrealized appreciation on investments	4,595,401
Net assets	$13,915,528
Capital shares outstanding	178,932
Net asset value per share	$77.77

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $411)	$160,573
Income from securities lending, net	638
Interest	285
Total investment income	161,496

Expenses:
Management fees	66,942
Transfer agent and administrative fees	19,689
Investor service fees	19,689
Portfolio accounting fees	7,876
Professional fees	13,256
Custodian fees	1,387
Trustees’ fees*	905
Miscellaneous	4,024
Total expenses	133,768
Net investment income	27,728

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	434,532
Net realized gain	434,532
Net change in unrealized appreciation (depreciation) on:
Investments	254,200
Net change in unrealized appreciation (depreciation)	254,200
Net realized and unrealized gain	688,732
Net increase in net assets resulting from operations	$716,460

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$27,728	$(156)
Net realized gain on investments	434,532	263,909
Net change in unrealized appreciation (depreciation) on investments	254,200	902,723
Net increase in net assets resulting from operations	716,460	1,166,476

Distributions to shareholders from:
Net investment income	—	(122,357)
Total distributions to shareholders	—	(122,357)

Capital share transactions:
Proceeds from sale of shares	24,345,203	33,508,306
Distributions reinvested	—	122,357
Cost of shares redeemed	(27,376,296)	(32,407,307)
Net increase (decrease) from capital share transactions	(3,031,093)	1,223,356
Net increase (decrease) in net assets	(2,314,633)	2,267,475

Net assets:
Beginning of period	16,230,161	13,962,686
End of period	$13,915,528	$16,230,161
Undistributed net investment income at end of period	$53,197	$25,469

Capital share activity:
Shares sold	321,498	501,554	*
Shares issued from reinvestment of distributions	—	1,883	*
Shares redeemed	(363,622)	(499,005	)*
Net increase (decrease) in shares	(42,124)	4,432	*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[f]	Year Ended December 31, 2015[f]	Year Ended December 31, 2014[f]	Year Ended December 31, 2013[f]	Year Ended December 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$73.42	$64.46	$67.34	$60.15	$47.43	$38.73
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	— [c]	.72	.27	.30	.36
Net gain (loss) on investments (realized and unrealized)	4.22	9.32	(3.36)	7.28	12.75	8.43
Total from investment operations	4.35	9.32	(2.64)	7.55	13.05	8.79
Less distributions from:
Net investment income	—	(.36)	(.24)	(.36)	(.33)	(.09)
Total distributions	—	(.36)	(.24)	(.36)	(.33)	(.09)
Net asset value, end of period	$77.77	$73.42	$64.46	$67.34	$60.15	$47.43

Total Return[d]	5.93%	15.83%	(3.99%)	12.58%	27.55%	22.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,916	$16,230	$13,963	$13,743	$8,943	$10,443
Ratios to average net assets:
Net investment income (loss)	0.35%	— [e]	1.09%	0.41%	0.55%	0.79%
Total expenses	1.70%	1.66%	1.60%	1.66%	1.64%	1.67%
Portfolio turnover rate	125%	329%	213%	215%	409%	396%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Less than 0.01%.
[f]	Reverse Share Split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:3 reverse share split effective December 1, 2016 — See Note 9.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.1%
Pfizer, Inc.	2.4%
Merck & Co., Inc.	2.3%
UnitedHealth Group, Inc.	2.2%
Amgen, Inc.	1.9%
AbbVie, Inc.	1.8%
Celgene Corp.	1.7%
Gilead Sciences, Inc.	1.7%
Bristol-Myers Squibb Co.	1.6%
Eli Lilly & Co.	1.6%
Top Ten Total	20.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Health Care Fund	18.99%	15.08%	15.78%	9.25%
S&P 500 Health Care Index	16.07%	12.47%	17.86%	10.57%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Health Care Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 100.5%

Pharmaceuticals - 36.1%
Johnson & Johnson	6,415	$848,639
Pfizer, Inc.	19,457	653,561
Merck & Co., Inc.	9,713	622,506
AbbVie, Inc.	6,689	485,019
Bristol-Myers Squibb Co.	8,008	446,206
Eli Lilly & Co.	5,217	429,359
Allergan plc	1,695	412,038
Shire plc ADR	2,049	338,638
Teva Pharmaceutical Industries Ltd. ADR	8,406	279,247
Express Scripts Holding Co.*	4,342	277,193
McKesson Corp.	1,642	270,175
Zoetis, Inc.	4,086	254,885
Cardinal Health, Inc.	2,930	228,306
Mylan N.V.*	5,723	222,167
Perrigo Company plc	2,824	213,268
Novartis AG ADR	2,543	212,264
Endo International plc*	18,542	207,114
AmerisourceBergen Corp. — Class A	2,174	205,508
Jazz Pharmaceuticals plc*	1,321	205,416
AstraZeneca plc ADR	5,948	202,767
GlaxoSmithKline plc ADR	4,682	201,888
Alkermes plc*	3,302	191,417
Novo Nordisk A/S ADR	4,239	181,811
Valeant Pharmaceuticals International, Inc.*	7,844	135,701
VCA, Inc.*	1,370	126,465
TESARO, Inc.*	890	124,475
Clovis Oncology, Inc.*	1,180	110,483
DexCom, Inc.*	1,485	108,628
Portola Pharmaceuticals, Inc.*	1,860	104,476
Premier, Inc. — Class A*	2,890	104,040
Mallinckrodt plc*	2,290	102,615
PRA Health Sciences, Inc.*	1,360	102,014
Neurocrine Biosciences, Inc.*	2,120	97,520
Akorn, Inc.*	2,803	94,013
ACADIA Pharmaceuticals, Inc.*	3,108	86,682
Nektar Therapeutics*	4,380	85,629
Ironwood Pharmaceuticals, Inc. — Class A*	4,300	81,184
Avexis, Inc.*,1	950	78,052
Prestige Brands Holdings, Inc.*	1,430	75,518
Agios Pharmaceuticals, Inc.*	1,376	70,795
Horizon Pharma plc*	5,792	68,751
Pacira Pharmaceuticals, Inc.*	1,424	67,925
Owens & Minor, Inc.	2,009	64,670
Radius Health, Inc.*,1	1,390	62,870
Sarepta Therapeutics, Inc.*	1,799	60,644
Array BioPharma, Inc.*,1	7,012	58,690
Impax Laboratories, Inc.*	3,499	56,334
Amicus Therapeutics, Inc.*	5,490	55,284
Eagle Pharmaceuticals, Inc.*	680	53,645
Global Blood Therapeutics, Inc.*	1,870	51,145
Synergy Pharmaceuticals, Inc.*,1	9,840	43,788
Depomed, Inc.*	3,693	39,663
Total Pharmaceuticals		9,961,091

Healthcare-Products - 23.7%
Abbott Laboratories	8,461	411,290
Thermo Fisher Scientific, Inc.	2,181	380,519
Danaher Corp.	4,195	354,016
Stryker Corp.	2,380	330,296
Medtronic plc	3,544	314,530
Becton Dickinson and Co.	1,573	306,908
Boston Scientific Corp.*	10,168	281,857
Intuitive Surgical, Inc.*	299	279,676
Baxter International, Inc.	4,523	273,822
Edwards Lifesciences Corp.*	1,963	232,105
Zimmer Biomet Holdings, Inc.	1,795	230,478
CR Bard, Inc.	703	222,225
IDEXX Laboratories, Inc.*	1,110	179,176
Dentsply Sirona, Inc.	2,758	178,829
Henry Schein, Inc.*	963	176,248
Align Technology, Inc.*	1,089	163,481
Hologic, Inc.*	3,581	162,506
Cooper Cos., Inc.	635	152,032
ResMed, Inc.	1,908	148,576
Teleflex, Inc.	697	144,809
Varian Medical Systems, Inc.*	1,354	139,719
West Pharmaceutical Services, Inc.	1,283	121,269
ABIOMED, Inc.*	800	114,640
Hill-Rom Holdings, Inc.	1,320	105,085
Bio-Techne Corp.	850	99,875
Bruker Corp.	3,458	99,729
Masimo Corp.*	1,080	98,474
Patterson Companies, Inc.	2,042	95,872
VWR Corp.*	2,864	94,541
Alere, Inc.*	1,859	93,303
Integra LifeSciences Holdings Corp.*	1,700	92,667
OPKO Health, Inc.*,1	13,393	88,126
NuVasive, Inc.*	1,139	87,612
ICU Medical, Inc.*	490	84,525
Insulet Corp.*	1,530	78,504
Nevro Corp.*	930	69,220
Natus Medical, Inc.*	1,420	52,966
Total Healthcare-Products		6,539,506

Biotechnology - 20.2%
Amgen, Inc.	2,984	513,935
Celgene Corp.*	3,623	470,520
Gilead Sciences, Inc.	6,526	461,910
Biogen, Inc.*	1,309	355,210
Regeneron Pharmaceuticals, Inc.*	679	333,484
Vertex Pharmaceuticals, Inc.*	2,033	261,993
Incyte Corp.*	1,977	248,924
Illumina, Inc.*	1,351	234,426
Alexion Pharmaceuticals, Inc.*	1,830	222,656
BioMarin Pharmaceutical, Inc.*	1,990	180,732
Exelixis, Inc.*	5,540	136,450
Bio-Rad Laboratories, Inc. — Class A*	540	122,207
Bioverativ, Inc.*	1,999	120,280

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
HEALTH CARE FUND

	Shares	Value

Alnylam Pharmaceuticals, Inc.*	1,487	$118,603
Seattle Genetics, Inc.*	2,160	111,758
Kite Pharma, Inc.*,1	1,072	111,134
Ionis Pharmaceuticals, Inc.*	2,170	110,388
United Therapeutics Corp.*	820	106,379
Charles River Laboratories International, Inc.*	1,020	103,173
Exact Sciences Corp.*,1	2,722	96,277
Juno Therapeutics, Inc.*,1	3,208	95,887
Puma Biotechnology, Inc.*	1,000	87,400
Bluebird Bio, Inc.*	750	78,788
Intrexon Corp.*,1	3,260	78,533
Intercept Pharmaceuticals, Inc.*,1	642	77,727
Medicines Co.*,1	2,026	77,008
Sage Therapeutics, Inc.*	930	74,065
Ligand Pharmaceuticals, Inc. — Class B*	610	74,054
Ultragenyx Pharmaceutical, Inc.*	1,120	69,563
Spark Therapeutics, Inc.*	1,050	62,727
Myriad Genetics, Inc.*	2,305	59,561
Halozyme Therapeutics, Inc.*	4,610	59,100
Innoviva, Inc.*	4,470	57,216
Esperion Therapeutics, Inc.*	1,130	52,296
Five Prime Therapeutics, Inc.*	1,470	44,262
Acorda Therapeutics, Inc.*	2,182	42,985
AMAG Pharmaceuticals, Inc.*	2,260	41,584
Alder Biopharmaceuticals, Inc.*,1	2,350	26,908
Total Biotechnology		5,580,103

Healthcare-Services - 14.8%
UnitedHealth Group, Inc.	3,336	618,562
Aetna, Inc.	2,146	325,827
Anthem, Inc.	1,702	320,197
Cigna Corp.	1,768	295,946
Humana, Inc.	1,144	275,269
HCA Healthcare, Inc.*	3,009	262,385
Quintiles IMS Holdings, Inc.*	2,280	204,060
Laboratory Corp. of America Holdings*	1,238	190,825
Quest Diagnostics, Inc.	1,646	182,969
Centene Corp.*	2,080	166,150
DaVita, Inc.*	2,506	162,289
Universal Health Services, Inc. — Class B	1,326	161,878
WellCare Health Plans, Inc.*	740	132,874
Envision Healthcare Corp.*	2,024	126,844
MEDNAX, Inc.*	1,850	111,685
HealthSouth Corp.	1,970	95,348
Acadia Healthcare Co., Inc.*	1,906	94,118
Molina Healthcare, Inc.*	1,310	90,626
LifePoint Health, Inc.*	1,145	76,887
Brookdale Senior Living, Inc. — Class A*	4,930	72,520
Tenet Healthcare Corp.*	3,332	64,441
Magellan Health, Inc.*	820	59,778
Total Healthcare-Services		4,091,478

Electronics - 2.5%
Agilent Technologies, Inc.	3,437	203,849
Mettler-Toledo International, Inc.*	304	178,916
Waters Corp.*	943	173,361
PerkinElmer, Inc.	1,903	129,670
Total Electronics		685,796

Software - 2.3%
Cerner Corp.*	3,250	216,028
Veeva Systems, Inc. — Class A*	2,333	143,036
athenahealth, Inc.*,1	760	106,818
Medidata Solutions, Inc.*	1,255	98,141
Allscripts Healthcare Solutions, Inc.*	5,298	67,602
Total Software		631,625

Commercial Services - 0.9%
PAREXEL International Corp.*	1,133	98,468
Incorporated Research Holdings, Inc. — Class A*	1,355	79,268
HealthEquity, Inc.*	1,490	74,247
Total Commercial Services		251,983

Total Common Stocks
(Cost $15,808,239)		27,741,582

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/18*	3,790	—
Total Rights
(Cost $—)		—

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.6%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$130,475	130,475
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	48,316	48,316
Total Repurchase Agreements
(Cost $178,791)		178,791

	Shares

SECURITIES LENDING COLLATERAL†,3 - 2.1%
First American Government Obligations Fund — Class Z, 0.84%[4]	587,669	587,669
Total Securities Lending Collateral
(Cost $587,669)		587,669

Total Investments - 103.2%
(Cost $16,574,699)		$28,508,042
Other Assets & Liabilities, net - (3.2)%		(879,674)
Total Net Assets - 100.0%		$27,628,368

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
HEALTH CARE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$27,741,582	$—	$—		$27,741,582
Repurchase Agreements	—	178,791	—		178,791
Rights	—	—	—	*	—
Securities Lending Collateral	587,669	—	—		587,669
Total Assets	$28,329,251	$178,791	$—		$28,508,042

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $568,785 of securities loaned (cost $16,395,908)	$28,329,251
Repurchase agreements, at value (cost $178,791)	178,791
Total investments (cost $16,574,699)	28,508,042
Receivables:
Securities sold	288,677
Dividends	12,666
Foreign taxes reclaim	860
Interest	5
Securities lending income	209
Total assets	28,810,459

Liabilities:
Payable for:
Return of securities loaned	587,669
Fund shares redeemed	540,061
Management fees	17,780
Transfer agent and administrative fees	5,229
Investor service fees	5,229
Portfolio accounting fees	2,092
Miscellaneous	24,031
Total liabilities	1,182,091
Commitments and contingent liabilities (Note 10)	—
Net assets	$27,628,368

Net assets consist of:
Paid in capital	$17,707,481
Accumulated net investment loss	(71,691)
Accumulated net realized loss on investments	(1,940,765)
Net unrealized appreciation on investments	11,933,343
Net assets	$27,628,368
Capital shares outstanding	441,321
Net asset value per share	$62.60

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $210)	$118,332
Income from securities lending, net	1,462
Interest	430
Total investment income	120,224

Expenses:
Management fees	96,054
Transfer agent and administrative fees	28,251
Investor service fees	28,251
Portfolio accounting fees	11,300
Professional fees	27,583
Custodian fees	2,347
Trustees’ fees*	1,911
Line of credit fees	5
Miscellaneous	(3,787)
Total expenses	191,915
Net investment loss	(71,691)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	127,145
Net realized gain	127,145
Net change in unrealized appreciation (depreciation) on:
Investments	3,678,739
Net change in unrealized appreciation (depreciation)	3,678,739
Net realized and unrealized gain	3,805,884
Net increase in net assets resulting from operations	$3,734,193

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(71,691)	$(158,701)
Net realized gain on investments	127,145	3,405,728
Net change in unrealized appreciation (depreciation) on investments	3,678,739	(6,935,740)
Net increase (decrease) in net assets resulting from operations	3,734,193	(3,688,713)

Distributions to shareholders from:
Net realized gains	—	(911,972)
Total distributions to shareholders	—	(911,972)

Capital share transactions:
Proceeds from sale of shares	24,769,216	32,682,719
Distributions reinvested	—	911,972
Cost of shares redeemed	(19,652,974)	(47,065,343)
Net increase (decrease) from capital share transactions	5,116,242	(13,470,652)
Net increase (decrease) in net assets	8,850,435	(18,071,337)

Net assets:
Beginning of period	18,777,933	36,849,270
End of period	$27,628,368	$18,777,933
Accumulated net investment loss at end of period	$(71,691)	$—

Capital share activity:
Shares sold	423,103	587,825
Shares issued from reinvestment of distributions	—	16,245
Shares redeemed	(338,672)	(856,576)
Net increase (decrease) in shares	84,431	(252,506)

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$52.62	$60.47	$58.82	$48.91	$34.54	$29.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.37)	(.30)	(.31)	(.14)	.08
Net gain (loss) on investments (realized and unrealized)	10.16	(5.36)	3.11	12.29	14.59	4.97
Total from investment operations	9.98	(5.73)	2.81	11.98	14.45	5.05
Less distributions from:
Net investment income	—	—	—	—	(.08)	—
Net realized gains	—	(2.12)	(1.16)	(2.07)	—	—
Total distributions	—	(2.12)	(1.16)	(2.07)	(.08)	—
Net asset value, end of period	$62.60	$52.62	$60.47	$58.82	$48.91	$34.54

Total Return[c]	18.99%	(9.70%)	4.53%	24.62%	41.81%	17.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,628	$18,778	$36,849	$43,294	$30,105	$17,936
Ratios to average net assets:
Net investment income (loss)	(0.63%)	(0.67%)	(0.47%)	(0.57%)	(0.34%)	0.24%
Total expenses	1.70%	1.66%	1.59%	1.66%	1.63%	1.67%
Portfolio turnover rate	75%	146%	154%	176%	277%	350%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class A	6.4%
Amazon.com, Inc.	5.5%
Facebook, Inc. — Class A	5.4%
Cisco Systems, Inc.	3.2%
Broadcom Ltd.	2.4%
Priceline Group, Inc.	2.4%
QUALCOMM, Inc.	2.3%
Time Warner, Inc.	2.2%
Netflix, Inc.	2.1%
Alibaba Group Holding Ltd. ADR	2.1%
Top Ten Total	34.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Internet Fund	19.22%	31.13%	17.98%	9.22%
S&P 500 Information Technology Index	17.23%	33.89%	17.18%	10.70%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 96.7%

Internet - 49.9%
Alphabet, Inc. — Class A*	633	$588,487
Amazon.com, Inc.*	526	509,167
Facebook, Inc. — Class A*	3,290	496,724
Priceline Group, Inc.*	118	220,721
Netflix, Inc.*	1,296	193,635
Alibaba Group Holding Ltd. ADR*	1,372	193,315
Baidu, Inc. ADR*	894	159,901
eBay, Inc.*	4,214	147,153
JD.com, Inc. ADR*	3,274	128,406
Expedia, Inc.	756	112,606
Ctrip.com International Ltd. ADR*	1,989	107,128
Symantec Corp.	3,289	92,914
Twitter, Inc.*	5,114	91,387
Palo Alto Networks, Inc.*	581	77,744
Zillow Group, Inc. — Class C*	1,463	71,702
VeriSign, Inc.*	771	71,672
Zillow Group, Inc. — Class A*	1,461	71,355
IAC/InterActiveCorp*	668	68,964
MercadoLibre, Inc.	263	65,981
F5 Networks, Inc.*	517	65,690
GoDaddy, Inc. — Class A*	1,506	63,884
Shopify, Inc. — Class A*	730	63,437
YY, Inc. ADR*	1,028	59,655
58.com, Inc. ADR*	1,316	58,049
SINA Corp.*	681	57,865
Weibo Corp. ADR*,1	867	57,636
Wayfair, Inc. — Class A*	747	57,429
TripAdvisor, Inc.*	1,450	55,390
Match Group, Inc.*	3,138	54,538
Vipshop Holdings Ltd. ADR*	4,872	51,400
GrubHub, Inc.*	1,041	45,388
Liberty Expedia Holdings, Inc. — Class A*	795	42,946
Pandora Media, Inc.*,1	4,716	42,067
Stamps.com, Inc.*	244	37,790
Trade Desk, Inc. — Class A*	700	35,077
WebMD Health Corp. — Class A*	585	34,310
Yelp, Inc. — Class A*	1,142	34,283
Etsy, Inc.*	2,116	31,740
TrueCar, Inc.*	1,590	31,689
Cogent Communications Holdings, Inc.	774	31,037
Wix.com Ltd.*	440	30,624
Shutterstock, Inc.*	686	30,239
Shutterfly, Inc.*	624	29,640
NIC, Inc.	1,364	25,848
Blucora, Inc.*	1,040	22,048
Total Internet		4,618,661

Telecommunications - 12.3%
Cisco Systems, Inc.	9,355	292,812
Motorola Solutions, Inc.	1,021	88,563
Juniper Networks, Inc.	2,721	75,862
Arista Networks, Inc.*	501	75,045
CommScope Holding Company, Inc.*	1,666	63,358
LogMeIn, Inc.	518	54,131
ARRIS International plc*	1,840	51,557
Ubiquiti Networks, Inc.*,1	951	49,423
ViaSat, Inc.*	677	44,817
Ciena Corp.*	1,673	41,859
Finisar Corp.*	1,527	39,671
InterDigital, Inc.	498	38,495
Viavi Solutions, Inc.*	3,406	35,866
Acacia Communications, Inc.*,1	698	28,946
Oclaro, Inc.*,1	2,995	27,973
NETGEAR, Inc.*	630	27,153
Infinera Corp.*	2,487	26,536
ADTRAN, Inc.	1,136	23,458
Extreme Networks, Inc.*	2,488	22,939
Gogo, Inc.*,1	1,517	17,491
Total Telecommunications		1,125,955

Software - 12.1%
Salesforce.com, Inc.*	2,188	189,480
Intuit, Inc.	1,008	133,872
NetEase, Inc. ADR	347	104,319
Red Hat, Inc.*	1,062	101,687
Citrix Systems, Inc.*	1,048	83,400
Momo, Inc. ADR*	1,980	73,181
Veeva Systems, Inc. — Class A*	1,187	72,775
Akamai Technologies, Inc.*	1,368	68,141
j2 Global, Inc.	537	45,693
Twilio, Inc. — Class A*,1	1,350	39,299
New Relic, Inc.*	890	38,279
Box, Inc. — Class A*	1,980	36,115
2U, Inc.*	750	35,190
Allscripts Healthcare Solutions, Inc.*	2,703	34,490
Cornerstone OnDemand, Inc.*	920	32,890
SPS Commerce, Inc.*	380	24,229
Total Software		1,113,040

Semiconductors - 4.7%
Broadcom Ltd.	966	225,126
QUALCOMM, Inc.	3,794	209,505
Total Semiconductors		434,631

Diversified Financial Services - 4.7%
Charles Schwab Corp.	4,009	172,226
TD Ameritrade Holding Corp.	2,562	110,140
E*TRADE Financial Corp.*	1,943	73,892
BGC Partners, Inc. — Class A	3,479	43,975
LendingClub Corp.*	6,180	34,052
Total Diversified Financial Services		434,285

Commercial Services - 4.3%
PayPal Holdings, Inc.*	3,513	188,543
CoStar Group, Inc.*	265	69,853
Live Nation Entertainment, Inc.*	1,716	59,803
Cimpress N.V.*	541	51,141
NutriSystem, Inc.[1]	550	28,628
Total Commercial Services		397,968

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
INTERNET FUND

	Shares	Value

Computers - 3.3%
Check Point Software Technologies Ltd.*	665	$72,538
BlackBerry Ltd.*	5,610	56,043
Brocade Communications Systems, Inc.	4,212	53,113
Nutanix, Inc. — Class A*	2,170	43,726
NetScout Systems, Inc.*	1,203	41,383
Lumentum Holdings, Inc.*	719	41,019
Total Computers		307,822

Media - 2.2%
Time Warner, Inc.	2,072	208,050

REITs - 1.4%
Equinix, Inc.	310	133,040

Aerospace & Defense - 0.9%
Harris Corp.	792	86,391

Retail - 0.4%
HSN, Inc.	990	31,581

Electronics - 0.3%
Applied Optoelectronics, Inc.*,1	440	27,188

Leisure Time - 0.2%
Liberty TripAdvisor Holdings, Inc. — Class A*	1,940	22,504

Total Common Stocks
(Cost $5,109,203)		8,941,116

CLOSED-END FUNDS† - 1.8%
Altaba, Inc.	3,106	169,215
Total Closed-End Funds
(Cost $59,677)		169,215

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$48,491	48,491
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	17,957	17,957
Total Repurchase Agreements
(Cost $66,448)		66,448

	Shares

SECURITIES LENDING COLLATERAL†,3 - 2.2%
First American Government Obligations Fund — Class Z, 0.84%[4]	204,583	204,583
Total Securities Lending Collateral
(Cost $204,583)		204,583

Total Investments - 101.4%
(Cost $5,439,911)		$9,381,362
Other Assets & Liabilities, net - (1.4)%		(132,430)
Total Net Assets - 100.0%		$9,248,932

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
INTERNET FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$169,215	$—	$—	$169,215
Common Stocks	8,941,116	—	—	8,941,116
Repurchase Agreements	—	66,448	—	66,448
Securities Lending Collateral	204,583	—	—	204,583
Total Assets	$9,314,914	$66,448	$—	$9,381,362

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $198,618 of securities loaned (cost $5,373,463)	$9,314,914
Repurchase agreements, at value (cost $66,448)	66,448
Total investments (cost $5,439,911)	9,381,362
Cash	965
Receivables:
Fund shares sold	313,106
Dividends	750
Interest	2
Securities lending income	411
Total assets	9,696,596

Liabilities:
Payable for:
Securities purchased	223,490
Return of securities loaned	204,583
Management fees	6,636
Transfer agent and administrative fees	1,952
Investor service fees	1,952
Portfolio accounting fees	780
Fund shares redeemed	16
Miscellaneous	8,255
Total liabilities	447,664
Commitments and contingent liabilities (Note 10)	—
Net assets	$9,248,932

Net assets consist of:
Paid in capital	$6,219,390
Accumulated net investment loss	(54,945)
Accumulated net realized loss on investments	(856,964)
Net unrealized appreciation on investments	3,941,451
Net assets	$9,248,932
Capital shares outstanding	119,107
Net asset value per share	$77.65

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $204)	$29,736
Income from securities lending, net	3,063
Interest	167
Total investment income	32,966

Expenses:
Management fees	36,008
Transfer agent and administrative fees	10,590
Investor service fees	10,590
Portfolio accounting fees	4,236
Professional fees	8,652
Custodian fees	793
Trustees’ fees*	577
Line of credit fees	8
Miscellaneous	495
Total expenses	71,949
Net investment loss	(38,983)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	215,845
Net realized gain	215,845
Net change in unrealized appreciation (depreciation) on:
Investments	1,214,126
Net change in unrealized appreciation (depreciation)	1,214,126
Net realized and unrealized gain	1,429,971
Net increase in net assets resulting from operations	$1,390,988

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(38,983)	$(60,858)
Net realized gain on investments	215,845	275,024
Net change in unrealized appreciation (depreciation) on investments	1,214,126	(884,620)
Net increase (decrease) in net assets resulting from operations	1,390,988	(670,454)

Distributions to shareholders from:
Net realized gains	—	(710,959)
Total distributions to shareholders	—	(710,959)

Capital share transactions:
Proceeds from sale of shares	15,755,760	33,908,927
Distributions reinvested	—	710,959
Cost of shares redeemed	(16,383,232)	(37,788,678)
Net decrease from capital share transactions	(627,472)	(3,168,792)
Net increase (decrease) in net assets	763,516	(4,550,205)

Net assets:
Beginning of period	8,485,416	13,035,621
End of period	$9,248,932	$8,485,416
Accumulated net investment loss at end of period	$(54,945)	$(15,962)

Capital share activity:
Shares sold	215,751	513,963 *
Shares issued from reinvestment of distributions	—	11,587 *
Shares redeemed	(226,926)	(579,907)*
Net decrease in shares	(11,175)	(54,357)*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[e]	Year Ended December 31, 2015[e]	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$65.13	$70.60	$79.11	$85.98	$57.97	$69.46
Income (loss) from investment operations:
Net investment income (loss)[b]	(.33)	(.14)	(.76)	(.92)	(.76)	(.88)
Net gain (loss) on investments (realized and unrealized)	12.85	(3.30)	7.29	2.61	30.33	12.59
Total from investment operations	12.52	(3.44)	6.53	1.69	29.57	11.71
Less distributions from:
Net realized gains	—	(2.03)	(15.04)	(8.56)	(1.56)	(23.20)
Total distributions	—	(2.03)	(15.04)	(8.56)	(1.56)	(23.20)
Net asset value, end of period	$77.65	$65.13	$70.60	$79.11	$85.98	$57.97

Total Return[c]	19.22%	4.44%	8.36%	1.96%	51.23%	19.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,249	$8,485	$13,036	$6,624	$15,617	$6,270
Ratios to average net assets:
Net investment income (loss)	(0.92%)	(0.78%)	(1.03%)	(1.06%)	(1.07%)	(1.18%)
Total expenses[d]	1.70%	1.66%	1.61%	1.66%	1.63%	1.67%
Portfolio turnover rate	156%	384%	363%	283%	311%	274%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse Share Split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings (% of Total Net Assets)
Philip Morris International, Inc.	3.5%
Comcast Corp. — Class A	3.4%
Walt Disney Co.	3.4%
Altria Group, Inc.	3.1%
McDonald’s Corp.	2.9%
Charter Communications, Inc. — Class A	2.6%
Reynolds American, Inc.	2.5%
Starbucks Corp.	2.4%
Time Warner, Inc.	2.3%
Twenty-First Century Fox, Inc. — Class A	1.9%
Top Ten Total	28.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Leisure Fund	13.27%	20.23%	15.53%	7.46%
S&P 500 Consumer Discretionary Index	11.00%	16.90%	17.41%	10.47%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.2%

Media - 27.8%
Comcast Corp. — Class A	8,760	$340,938
Walt Disney Co.	3,193	339,255
Charter Communications, Inc. — Class A*	783	263,753
Time Warner, Inc.	2,293	230,240
Twenty-First Century Fox, Inc. — Class A	6,620	187,611
DISH Network Corp. — Class A*	2,172	136,315
CBS Corp. — Class B	2,115	134,895
Liberty Broadband Corp. — Class C*	1,170	101,498
Discovery Communications, Inc. — Class A*	3,800	98,154
Viacom, Inc. — Class B	2,812	94,399
Scripps Networks Interactive, Inc. — Class A	1,134	77,464
Grupo Televisa SAB ADR	3,095	75,425
News Corp. — Class A	5,330	73,021
Sirius XM Holdings, Inc.[1]	12,240	66,953
TEGNA, Inc.	3,865	55,695
Cable One, Inc.	70	49,763
AMC Networks, Inc. — Class A*	870	46,467
Tribune Media Co. — Class A	1,130	46,070
New York Times Co. — Class A	2,450	43,365
Sinclair Broadcast Group, Inc. — Class A	1,302	42,836
Nexstar Media Group, Inc. — Class A	682	40,784
Meredith Corp.	680	40,426
MSG Networks, Inc. — Class A*	1,480	33,226
World Wrestling Entertainment, Inc. — Class A	1,540	31,370
Time, Inc.	2,138	30,680
Scholastic Corp.	688	29,990
EW Scripps Co. — Class A*	1,670	29,743
Gray Television, Inc.*	1,733	23,742
Total Media		2,764,078

Retail - 18.3%
McDonald’s Corp.	1,906	291,924
Starbucks Corp.	4,143	241,579
Yum! Brands, Inc.	1,800	132,768
Yum China Holdings, Inc.*	2,470	97,392
Chipotle Mexican Grill, Inc. — Class A*	210	87,381
Darden Restaurants, Inc.	951	86,008
Domino’s Pizza, Inc.	385	81,439
Restaurant Brands International, Inc.	1,267	79,238
Panera Bread Co. — Class A*,1	224	70,479
Dunkin’ Brands Group, Inc.	1,056	58,207
Cracker Barrel Old Country Store, Inc.[1]	316	52,851
Wendy’s Co.	3,365	52,191
Texas Roadhouse, Inc. — Class A	959	48,861
Dave & Buster’s Entertainment, Inc.*	634	42,167
Jack in the Box, Inc.	427	42,060
Cheesecake Factory, Inc.	823	41,397
Papa John’s International, Inc.	565	40,544
Bloomin’ Brands, Inc.	1,760	37,365
Brinker International, Inc.	970	36,957
Buffalo Wild Wings, Inc.*	276	34,969
Shake Shack, Inc. — Class A*,1	790	27,555
Sonic Corp.	1,015	26,887
Red Robin Gourmet Burgers, Inc.*	380	24,795
DineEquity, Inc.	550	24,228
Wingstop, Inc.	778	24,040
BJ’s Restaurants, Inc.*	640	23,840
Fiesta Restaurant Group, Inc.*	940	19,411
Total Retail		1,826,533

Lodging - 11.4%
Las Vegas Sands Corp.	2,705	172,823
Marriott International, Inc. — Class A	1,577	158,189
Hilton Worldwide Holdings, Inc.	1,804	111,577
MGM Resorts International	3,375	105,604
Melco Resorts & Entertainment Ltd. ADR	4,389	98,533
Wynn Resorts Ltd.	693	92,945
Wyndham Worldwide Corp.	822	82,537
Hyatt Hotels Corp. — Class A*	1,200	67,452
Hilton Grand Vacations, Inc.*	1,347	48,573
Choice Hotels International, Inc.[1]	730	46,903
ILG, Inc.	1,662	45,688
Boyd Gaming Corp.	1,725	42,797
La Quinta Holdings, Inc.*	2,220	32,789
Caesars Entertainment Corp.*,1	2,690	32,280
Total Lodging		1,138,690

Agriculture - 10.6%
Philip Morris International, Inc.	2,943	345,655
Altria Group, Inc.	4,094	304,880
Reynolds American, Inc.	3,860	251,054
British American Tobacco plc ADR[1]	1,170	80,192
Vector Group Ltd.	1,936	41,276
Universal Corp.	500	32,350
Total Agriculture		1,055,407

Entertainment - 8.4%
Vail Resorts, Inc.	371	75,249
Lions Gate Entertainment Corp. — Class A*	2,236	63,099
IMAX Corp.*	2,842	62,524
Six Flags Entertainment Corp.	1,029	61,339
Madison Square Garden Co. — Class A*	283	55,723
Cinemark Holdings, Inc.	1,354	52,603
International Game Technology plc	2,700	49,410
Regal Entertainment Group — Class A	2,196	44,930
Churchill Downs, Inc.	240	43,992
Marriott Vacations Worldwide Corp.	370	43,568
AMC Entertainment Holdings, Inc. — Class A	1,870	42,543
Red Rock Resorts, Inc. — Class A	1,786	42,060
Scientific Games Corp. — Class A*	1,441	37,610
Penn National Gaming, Inc.*	1,613	34,518
International Speedway Corp. — Class A	890	33,420
SeaWorld Entertainment, Inc.	1,980	32,215
Eldorado Resorts, Inc.*	1,570	31,400
Pinnacle Entertainment, Inc.*	1,340	26,478
Total Entertainment		832,681

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
LEISURE FUND

	Shares	Value

Leisure Time - 8.0%
Carnival Corp.	2,695	$176,711
Royal Caribbean Cruises Ltd.	1,134	123,867
Norwegian Cruise Line Holdings Ltd.*	1,641	89,090
Carnival plc ADR	1,330	87,940
Harley-Davidson, Inc.	1,447	78,167
Polaris Industries, Inc.[1]	684	63,085
Brunswick Corp.	935	58,653
Planet Fitness, Inc. — Class A	1,660	38,744
Callaway Golf Co.	2,280	29,138
Vista Outdoor, Inc.*	1,182	26,607
ClubCorp Holdings, Inc.	1,760	23,056
Total Leisure Time		795,058

Beverages - 5.9%
Constellation Brands, Inc. — Class A	846	163,895
Molson Coors Brewing Co. — Class B	1,347	116,300
Brown-Forman Corp. — Class B	2,330	113,238
Anheuser-Busch InBev S.A. ADR	888	98,000
Diageo plc ADR	568	68,063
Boston Beer Company, Inc. — Class A*	250	33,038
Total Beverages		592,534

Software - 3.9%
Activision Blizzard, Inc.	2,928	168,565
Electronic Arts, Inc.*	1,390	146,951
Take-Two Interactive Software, Inc.*	973	71,399
Total Software		386,915

Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	853	95,118
Mattel, Inc.	3,514	75,656
Total Toys, Games & Hobbies		170,774

Food Service - 0.8%
Aramark	1,906	78,108

Commercial Services - 0.7%
Live Nation Entertainment, Inc.*	1,890	65,867

REITs - 0.6%
Park Hotels & Resorts, Inc.	2,187	58,962

Miscellaneous Manufacturing - 0.5%
American Outdoor Brands Corp.*	1,211	26,836
Sturm Ruger & Company, Inc.[1]	400	24,860
Total Miscellaneous Manufacturing		51,696

Internet - 0.3%
Cars.com, Inc.*	1,278	34,033

Food - 0.3%
Bob Evans Farms, Inc.	440	31,605

Total Common Stocks
(Cost $7,144,639)		9,882,941

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.
Expires 01/18/19*	1,910	—
Total Rights
(Cost $—)		—

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.9%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$64,175	64,175
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	23,764	23,764
Total Repurchase Agreements
(Cost $87,939)		87,939

	Shares

SECURITIES LENDING COLLATERAL†,3 - 3.5%
First American Government Obligations Fund — Class Z, 0.84%[4]	349,434	349,434
Total Securities Lending Collateral
(Cost $349,434)		349,434

Total Investments - 103.6%
(Cost $7,582,012)		$10,320,314
Other Assets & Liabilities, net - (3.6)%		(357,663)
Total Net Assets - 100.0%		$9,962,651

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
LEISURE FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$9,882,941	$—	$—		$9,882,941
Repurchase Agreements	—	87,939	—		87,939
Rights	—	—	—	*	—
Securities Lending Collateral	349,434	—	—		349,434
Total Assets	$10,232,375	$87,939	$—		$10,320,314

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $341,067 of securities loaned (cost $7,494,073)	$10,232,375
Repurchase agreements, at value (cost $87,939)	87,939
Total investments (cost $7,582,012)	10,320,314
Receivables:
Dividends	12,974
Foreign taxes reclaim	1,003
Interest	3
Securities lending income	389
Total assets	10,334,683

Liabilities:
Payable for:
Return of securities loaned	349,434
Management fees	6,873
Transfer agent and administrative fees	2,022
Investor service fees	2,022
Fund shares redeemed	943
Portfolio accounting fees	808
Miscellaneous	9,930
Total liabilities	372,032
Commitments and contingent liabilities (Note 10)	—
Net assets	$9,962,651

Net assets consist of:
Paid in capital	$7,760,466
Undistributed net investment income	45,751
Accumulated net realized loss on investments	(581,868)
Net unrealized appreciation on investments	2,738,302
Net assets	$9,962,651
Capital shares outstanding	106,977
Net asset value per share	$93.13

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $144)	$95,335
Income from securities lending, net	1,601
Interest	123
Total investment income	97,059

Expenses:
Management fees	38,025
Transfer agent and administrative fees	11,184
Investor service fees	11,184
Portfolio accounting fees	4,474
Professional fees	9,231
Custodian fees	851
Trustees’ fees*	620
Line of credit fees	1
Miscellaneous	408
Total expenses	75,978
Net investment income	21,081

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	273,679
Net realized gain	273,679
Net change in unrealized appreciation (depreciation) on:
Investments	805,769
Net change in unrealized appreciation (depreciation)	805,769
Net realized and unrealized gain	1,079,448
Net increase in net assets resulting from operations	$1,100,529

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,081	$17,941
Net realized gain on investments	273,679	1,522,852
Net change in unrealized appreciation (depreciation) on investments	805,769	(1,476,042)
Net increase in net assets resulting from operations	1,100,529	64,751

Distributions to shareholders from:
Net investment income	—	(33,853)
Net realized gains	—	(101,294)
Total distributions to shareholders	—	(135,147)

Capital share transactions:
Proceeds from sale of shares	17,024,319	43,130,973
Distributions reinvested	—	135,147
Cost of shares redeemed	(16,953,461)	(48,168,571)
Net increase (decrease) from capital share transactions	70,858	(4,902,451)
Net increase (decrease) in net assets	1,171,387	(4,972,847)

Net assets:
Beginning of period	8,791,264	13,764,111
End of period	$9,962,651	$8,791,264
Undistributed net investment income at end of period	$45,751	$24,670

Capital share activity:
Shares sold	187,712	548,278
Shares issued from reinvestment of distributions	—	1,700
Shares redeemed	(187,666)	(623,105)
Net increase (decrease) in shares	46	(73,127)

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$82.21	$76.44	$87.81	$95.41	$67.43	$55.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.18	.28	.12	.11	.53
Net gain (loss) on investments (realized and unrealized)	10.71	7.07	.87	6.53	28.45	11.32
Total from investment operations	10.92	7.25	1.15	6.65	28.56	11.85
Less distributions from:
Net investment income	—	(.37)	(.07)	(.22)	(.58)	—
Net realized gains	—	(1.11)	(12.45)	(14.03)	—	—
Total distributions	—	(1.48)	(12.52)	(14.25)	(.58)	—
Net asset value, end of period	$93.13	$82.21	$76.44	$87.81	$95.41	$67.43

Total Return[c]	13.27%	9.56%	0.30%	7.49%	42.41%	21.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,963	$8,791	$13,764	$8,150	$11,866	$9,053
Ratios to average net assets:
Net investment income (loss)	0.47%	0.23%	0.34%	0.13%	0.14%	0.85%
Total expenses	1.70%	1.66%	1.60%	1.66%	1.64%	1.67%
Portfolio turnover rate	177%	530%	288%	339%	219%	214%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings (% of Total Net Assets)
Barrick Gold Corp.	6.2%
Freeport-McMoRan, Inc.	5.9%
Newmont Mining Corp.	5.8%
Franco-Nevada Corp.	5.0%
Goldcorp, Inc.	4.7%
Agnico Eagle Mines Ltd.	4.5%
Wheaton Precious Metals Corp.	4.4%
VanEck Vectors Junior Gold Miners ETF	4.2%
Randgold Resources Ltd. ADR	4.0%
Royal Gold, Inc.	3.3%
Top Ten Total	48.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Precious Metals Fund	3.37%	(19.23%)	(10.39%)	(5.14%)
S&P 500 Materials Index	9.21%	18.59%	11.09%	5.36%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and S&P 500 Materials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 95.6%

Mining - 95.6%
Barrick Gold Corp.	92,100	$1,465,310
Freeport-McMoRan, Inc.*	117,593	1,412,292
Newmont Mining Corp.	42,376	1,372,558
Franco-Nevada Corp.	16,511	1,191,434
Goldcorp, Inc.	85,798	1,107,652
Agnico Eagle Mines Ltd.	23,659	1,067,494
Wheaton Precious Metals Corp.	52,393	1,042,098
Randgold Resources Ltd. ADR	10,677	944,487
Royal Gold, Inc.	10,027	783,811
Kinross Gold Corp.*	184,904	752,559
Cia de Minas Buenaventura S.A.A. ADR	59,008	678,592
AngloGold Ashanti Ltd. ADR	66,964	650,890
Gold Fields Ltd. ADR	164,893	573,828
Tahoe Resources, Inc.	65,565	565,170
Pan American Silver Corp.	33,258	559,399
B2Gold Corp.*	189,675	532,987
Yamana Gold, Inc.	210,357	511,168
Hecla Mining Co.	99,208	505,961
Eldorado Gold Corp.	185,379	489,401
IAMGOLD Corp.*	91,307	471,144
Alamos Gold, Inc. — Class A	65,207	468,186
Pretium Resources, Inc.*,1	48,238	463,567
New Gold, Inc.*	140,677	447,353
Coeur Mining, Inc.*	50,440	432,775
First Majestic Silver Corp.*,1	50,027	415,724
Novagold Resources, Inc.*	90,398	412,215
Sibanye Gold Ltd. ADR[1]	86,115	398,712
Silver Standard Resources, Inc.*	37,523	364,348
MAG Silver Corp.*	26,940	351,298
McEwen Mining, Inc.[1]	115,166	302,887
Fortuna Silver Mines, Inc.*,1	60,340	295,063
Harmony Gold Mining Company Ltd. ADR	172,768	285,067
Seabridge Gold, Inc.*,1	25,326	273,521
Sandstorm Gold Ltd.*,1	65,147	252,119
Richmont Mines, Inc.*	30,631	238,922
Endeavour Silver Corp.*,1	68,819	209,898
Osisko Gold Royalties Ltd.	14,350	175,357
Gold Resource Corp.[1]	38,610	157,529
Klondex Mines Ltd.*	34,620	116,669
Total Mining		22,739,445

Total Common Stocks
(Cost $13,273,224)		22,739,445

EXCHANGE-TRADED FUNDS† - 4.2%
VanEck Vectors Junior Gold Miners ETF	30,194	1,007,876
Total Exchange-Traded Funds
(Cost $660,879)		1,007,876

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$124,635	124,635
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	46,153	46,153
Total Repurchase Agreements
(Cost $170,788)		170,788

	Shares

SECURITIES LENDING COLLATERAL†,3 - 6.9%
First American Government Obligations Fund — Class Z, 0.84%[4]	1,632,652	1,632,652
Total Securities Lending Collateral
(Cost $1,632,652)		1,632,652

Total Investments - 107.4%
(Cost $15,737,543)		$25,550,761
Other Assets & Liabilities, net - (7.4)%		(1,771,290)
Total Net Assets - 100.0%		$23,779,471

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
PRECIOUS METALS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,739,445	$—	$—	$22,739,445
Exchange-Traded Funds	1,007,876	—	—	1,007,876
Repurchase Agreements	—	170,788	—	170,788
Securities Lending Collateral	1,632,652	—	—	1,632,652
Total Assets	$25,379,973	$170,788	$—	$25,550,761

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $1,561,790 of securities loaned (cost $15,566,755)	$25,379,973
Repurchase agreements, at value (cost $170,788)	170,788
Total investments (cost $15,737,543)	25,550,761
Receivables:
Securities sold	1,152,253
Fund shares sold	14,495
Dividends	1,268
Foreign taxes reclaim	310
Interest	5
Securities lending income	2,824
Total assets	26,721,916

Liabilities:
Payable for:
Return of securities loaned	1,632,652
Fund shares redeemed	1,157,495
Deferred foreign capital gain taxes	103,613
Management fees	15,413
Transfer agent and administrative fees	5,138
Investor service fees	5,138
Portfolio accounting fees	2,055
Miscellaneous	20,941
Total liabilities	2,942,445
Commitments and contingent liabilities (Note 10)	—
Net assets	$23,779,471

Net assets consist of:
Paid in capital	$36,089,689
Accumulated net investment loss	(272,648)
Accumulated net realized loss on investments	(21,850,788)
Net unrealized appreciation on investments	9,813,218
Net assets	$23,779,471
Capital shares outstanding	774,333
Net asset value per share	$30.71

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $7,005)	$88,206
Income from securities lending, net	15,443
Interest	568
Total investment income	104,217

Expenses:
Management fees	98,355
Transfer agent and administrative fees	32,785
Investor service fees	32,785
Portfolio accounting fees	13,114
Professional fees	31,228
Custodian fees	2,616
Trustees’ fees*	2,066
Line of credit fees	220
Miscellaneous	(3,319)
Total expenses	209,850
Net investment loss	(105,633)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(47,085)[a]
Net realized loss	(47,085)
Net change in unrealized appreciation (depreciation) on:
Investments	221,540
Net change in unrealized appreciation (depreciation)	221,540
Net realized and unrealized gain	174,455
Net increase in net assets resulting from operations	$68,822

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
[a]	Net of foreign capital gain taxes of $13,912.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(105,633)	$(277,469)
Net realized gain (loss) on investments	(47,085)	2,667,893
Net change in unrealized appreciation (depreciation) on investments	221,540	7,821,438
Net increase in net assets resulting from operations	68,822	10,211,862

Capital share transactions:
Proceeds from sale of shares	74,778,068	99,225,855
Cost of shares redeemed	(73,739,253)	(102,966,872)
Net increase (decrease) from capital share transactions	1,038,815	(3,741,017)
Net increase in net assets	1,107,637	6,470,845

Net assets:
Beginning of period	22,671,834	16,200,989
End of period	$23,779,471	$22,671,834
Accumulated net investment loss at end of period	$(272,648)	$(167,015)

Capital share activity:
Shares sold	2,260,272	3,116,390
Shares redeemed	(2,248,847)	(3,256,149)
Net increase (decrease) in shares	11,425	(139,759)

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$29.72	$17.95	$27.60	$33.43	$62.84	$72.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.29)	(.12)	(.11)	.25	.10
Net gain (loss) on investments (realized and unrealized)	1.12	12.06	(8.01)	(5.67)	(29.21)	(2.97)
Total from investment operations	.99	11.77	(8.13)	(5.78)	(28.96)	(2.87)
Less distributions from:
Net investment income	—	—	(1.52)	(.05)	(.45)	—
Net realized gains	—	—	—	—	—	(6.45)
Total distributions	—	—	(1.52)	(.05)	(.45)	(6.45)
Net asset value, end of period	$30.71	$29.72	$17.95	$27.60	$33.43	$62.84

Total Return[c]	3.37%	65.52%	(30.37%)	(17.34%)	(46.10%)	(4.10%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,779	$22,672	$16,201	$18,313	$22,538	$50,201
Ratios to average net assets:
Net investment income (loss)	(0.81%)	(0.90%)	(0.50%)	(0.32%)	0.54%	0.14%
Total expenses[d]	1.60%	1.56%	1.50%	1.56%	1.54%	1.57%
Portfolio turnover rate	277%	298%	203%	168%	193%	140%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
American Tower Corp. — Class A	2.2%
Simon Property Group, Inc.	2.0%
Crown Castle International Corp.	1.8%
Public Storage	1.7%
Equinix, Inc.	1.7%
Prologis, Inc.	1.6%
Welltower, Inc.	1.5%
AvalonBay Communities, Inc.	1.5%
Weyerhaeuser Co.	1.4%
Ventas, Inc.	1.4%
Top Ten Total	16.8%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Real Estate Fund	4.03%	2.15%	7.68%	2.86%
MSCI U.S. REIT Index	2.66%	(1.82%)	9.38%	5.94%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the MSCI U.S. REIT Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

REITs - 95.3%
REITs-Diversified - 26.1%
American Tower Corp. — Class A	2,599	$343,899
Crown Castle International Corp.	2,765	276,997
Equinix, Inc.	618	265,221
Weyerhaeuser Co.	6,751	226,159
Digital Realty Trust, Inc.	1,712	193,370
SBA Communications Corp.*	1,427	192,502
Vornado Realty Trust	2,005	188,270
Duke Realty Corp.	4,976	139,079
Gaming and Leisure Properties, Inc.	3,470	130,715
Colony NorthStar, Inc. — Class A	8,897	125,359
Lamar Advertising Co. — Class A	1,678	123,450
WP Carey, Inc.	1,767	116,640
Forest City Realty Trust, Inc. — Class A	4,592	110,989
Liberty Property Trust	2,623	106,782
CoreSite Realty Corp.	985	101,977
EPR Properties	1,398	100,474
DuPont Fabros Technology, Inc.	1,589	97,183
New Residential Investment Corp.	6,059	94,278
Gramercy Property Trust	3,157	93,794
STORE Capital Corp.	4,068	91,327
Uniti Group, Inc.	3,522	88,543
Rayonier, Inc.	3,005	86,454
GEO Group, Inc.	2,876	85,043
Cousins Properties, Inc.	9,592	84,314
PS Business Parks, Inc.	635	84,068
CoreCivic, Inc.	2,925	80,672
Outfront Media, Inc.	3,463	80,065
Retail Properties of America, Inc. — Class A	6,037	73,712
STAG Industrial, Inc.	2,550	70,380
Washington Real Estate Investment Trust	2,187	69,765
Lexington Realty Trust	6,732	66,714
Potlatch Corp.	1,304	59,593
American Assets Trust, Inc.	1,506	59,321
Total REITs-Diversified		4,107,109

REITs-Office Property - 11.2%
Boston Properties, Inc.	1,537	189,082
Alexandria Real Estate Equities, Inc.	1,249	150,467
SL Green Realty Corp.	1,401	148,226
VEREIT, Inc.	15,236	124,021
Kilroy Realty Corp.	1,590	119,489
Douglas Emmett, Inc.	2,819	107,714
Highwoods Properties, Inc.	1,965	99,645
Hudson Pacific Properties, Inc.	2,866	97,989
Equity Commonwealth*	2,810	88,796
Paramount Group, Inc.	5,224	83,584
Corporate Office Properties Trust	2,324	81,410
Empire State Realty Trust, Inc. — Class A	3,871	80,401
Brandywine Realty Trust	4,480	78,534
Piedmont Office Realty Trust, Inc. — Class A	3,692	77,827
Columbia Property Trust, Inc.	3,337	74,682
Mack-Cali Realty Corp.	2,488	67,524
New York REIT, Inc.	6,332	54,708
Government Properties Income Trust	2,482	45,445
Total REITs-Office Property		1,769,544

REITs-Apartments - 10.9%
AvalonBay Communities, Inc.	1,195	229,643
Equity Residential	3,287	216,383
Essex Property Trust, Inc.[1]	705	181,375
Mid-America Apartment Communities, Inc.	1,419	149,534
UDR, Inc.	3,640	141,851
Camden Property Trust	1,409	120,484
Invitation Homes, Inc.	5,450	117,884
Apartment Investment & Management Co. — Class A	2,659	114,257
American Campus Communities, Inc.	2,377	112,432
American Homes 4 Rent — Class A	4,883	110,209
Colony Starwood Homes	2,569	88,142
Education Realty Trust, Inc.	1,933	74,904
Monogram Residential Trust, Inc.	5,760	55,930
Total REITs-Apartments		1,713,028

REITs-Health Care - 9.7%
Welltower, Inc.	3,142	235,179
Ventas, Inc.	3,194	221,919
HCP, Inc.	5,400	172,584
Omega Healthcare Investors, Inc.	3,495	115,405
Healthcare Trust of America, Inc. — Class A	3,456	107,516
Senior Housing Properties Trust	4,739	96,865
Medical Properties Trust, Inc.	7,442	95,779
Healthcare Realty Trust, Inc.	2,518	85,990
National Health Investors, Inc.	1,040	82,368
Physicians Realty Trust	3,806	76,653
Care Capital Properties, Inc.	2,593	69,233
Quality Care Properties, Inc.*	3,197	58,537
Sabra Health Care REIT, Inc.[1]	2,415	58,202
CareTrust REIT, Inc.	2,740	50,800
Total REITs-Health Care		1,527,030

REITs-Hotels - 6.7%
Host Hotels & Resorts, Inc.	8,888	162,384
MGM Growth Properties LLC — Class A	3,860	112,673
Park Hotels & Resorts, Inc.	3,830	103,257
Hospitality Properties Trust	3,284	95,729
Apple Hospitality REIT, Inc.	4,810	89,995
Sunstone Hotel Investors, Inc.	5,158	83,147
Ryman Hospitality Properties, Inc.	1,263	80,845
LaSalle Hotel Properties	2,658	79,208
RLJ Lodging Trust	3,492	69,386
Pebblebrook Hotel Trust[1]	2,033	65,544
DiamondRock Hospitality Co.	5,926	64,890
FelCor Lodging Trust, Inc.	6,140	44,269
Total REITs-Hotels		1,051,327

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
REAL ESTATE FUND

	Shares	Value

REITs-Shopping Centers - 6.1%
Regency Centers Corp.	2,285	$143,132
Federal Realty Investment Trust	1,071	135,364
Kimco Realty Corp.	6,345	116,431
Brixmor Property Group, Inc.	5,462	97,661
Weingarten Realty Investors	2,785	83,829
DDR Corp.	8,667	78,610
Urban Edge Properties	2,919	69,268
Acadia Realty Trust	2,410	66,998
Retail Opportunity Investments Corp.	3,233	62,041
Kite Realty Group Trust	2,895	54,802
Ramco-Gershenson Properties Trust	3,366	43,421
Total REITs-Shopping Centers		951,557

REITs-Regional Malls - 6.0%
Simon Property Group, Inc.	1,969	318,504
GGP, Inc.	8,289	195,289
Macerich Co.	2,215	128,603
Taubman Centers, Inc.	1,490	88,730
Tanger Factory Outlet Centers, Inc.	2,679	69,600
Washington Prime Group, Inc.	6,487	54,296
CBL & Associates Properties, Inc.[1]	6,096	51,389
Pennsylvania Real Estate Investment Trust	3,370	38,148
Total REITs-Regional Malls		944,559

REITs-Mortgage - 5.5%
Annaly Capital Management, Inc.	12,775	153,939
AGNC Investment Corp.	5,628	119,820
Starwood Property Trust, Inc.	4,830	108,144
Chimera Investment Corp.	4,426	82,456
Two Harbors Investment Corp.	8,261	81,867
MFA Financial, Inc.	9,650	80,964
Blackstone Mortgage Trust, Inc. — Class A	2,451	77,452
Invesco Mortgage Capital, Inc.	3,603	60,206
Apollo Commercial Real Estate Finance, Inc.	3,180	58,989
CYS Investments, Inc.	5,804	48,812
Total REITs-Mortgage		872,649

REITs-Storage - 4.7%
Public Storage	1,308	272,756
Extra Space Storage, Inc.	1,847	144,066
Iron Mountain, Inc.	3,996	137,303
CubeSmart	3,941	94,742
Life Storage, Inc.	1,130	83,733
Total REITs-Storage		732,600

REITs-Warehouse/Industries - 4.2%
Prologis, Inc.	4,224	247,695
CyrusOne, Inc.	1,752	97,674
DCT Industrial Trust, Inc.	1,808	96,620
First Industrial Realty Trust, Inc.	2,813	80,508
EastGroup Properties, Inc.[1]	874	73,241
QTS Realty Trust, Inc. — Class A	1,374	71,901
Total REITs-Warehouse/Industries		667,639

REITs-Single Tenant - 2.7%
Realty Income Corp.	3,093	170,672
National Retail Properties, Inc.	2,754	107,681
Spirit Realty Capital, Inc.	10,953	81,162
Select Income	2,673	64,232
Total REITs-Single Tenant		423,747

REITs-Manufactured Homes - 1.5%
Equity LifeStyle Properties, Inc.	1,445	124,761
Sun Communities, Inc.[1]	1,309	114,786
Total REITs-Manufactured Homes		239,547
Total REITs		15,000,336

Real Estate - 4.3%
Real Estate Management/Services - 2.8%
CBRE Group, Inc. — Class A*	4,419	160,851
Jones Lang LaSalle, Inc.	863	107,875
Realogy Holdings Corp.	3,148	102,153
Kennedy-Wilson Holdings, Inc.	3,633	69,209
Total Real Estate Management/Services		440,088

Real Estate Operations/Development - 1.5%
Brookfield Asset Management, Inc. — Class A	3,552	139,274
Howard Hughes Corp.*	832	102,203
Total Real Estate Operations/Development		241,477
Total Real Estate		612,356

Insurance - 0.0%
Multi-line Insurance - 0.0%
Trisura Group Ltd.*,1	15	250

Total Common Stocks
(Cost $10,588,552)		15,682,151

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.1%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$15,317	15,317
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	5,672	5,672
Total Repurchase Agreements
(Cost $20,989)		20,989

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
REAL ESTATE FUND

	Shares	Value

SECURITIES LENDING COLLATERAL†,3 - 2.1%
First American Government Obligations Fund — Class Z, 0.84%[4]	324,013	$324,013
Total Securities Lending Collateral
(Cost $324,013)		324,013

Total Investments - 101.8%
(Cost $10,933,554)		$16,027,153
Other Assets & Liabilities, net - (1.8)%		(289,704)
Total Net Assets - 100.0%		$15,737,449

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,682,151	$—	$—	$15,682,151
Repurchase Agreements	—	20,989	—	20,989
Securities Lending Collateral	324,013	—	—	324,013
Total Assets	$16,006,164	$20,989	$—	$16,027,153

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $314,201 of securities loaned (cost $10,912,565)	$16,006,164
Repurchase agreements, at value (cost $20,989)	20,989
Total investments (cost $10,933,554)	16,027,153
Cash	303
Receivables:
Securities sold	164,346
Dividends	86,419
Securities lending income	33
Total assets	16,278,254

Liabilities:
Payable for:
Return of securities loaned	324,013
Fund shares redeemed	189,185
Management fees	10,022
Transfer agent and administrative fees	2,948
Investor service fees	2,948
Portfolio accounting fees	1,179
Miscellaneous	10,510
Total liabilities	540,805
Commitments and contingent liabilities (Note 10)	—
Net assets	$15,737,449

Net assets consist of:
Paid in capital	$17,877,411
Undistributed net investment income	450,920
Accumulated net realized loss on investments	(7,684,481)
Net unrealized appreciation on investments	5,093,599
Net assets	$15,737,449
Capital shares outstanding	400,982
Net asset value per share	$39.25

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $115)	$146,413
Interest	155
Income from securities lending, net	62
Total investment income	146,630

Expenses:
Management fees	50,360
Transfer agent and administrative fees	14,812
Investor service fees	14,812
Portfolio accounting fees	5,925
Professional fees	17,342
Printing expenses	5,628
Custodian fees	1,365
Trustees’ fees*	1,187
Line of credit fees	19
Miscellaneous	(10,777)
Total expenses	100,673
Net investment income	45,957

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,318
Net realized gain	4,318
Net change in unrealized appreciation (depreciation) on:
Investments	317,152
Net change in unrealized appreciation (depreciation)	317,152
Net realized and unrealized gain	321,470
Net increase in net assets resulting from operations	$367,427

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$45,957	$288,667
Net realized gain on investments	4,318	1,500,341
Net change in unrealized appreciation (depreciation) on investments	317,152	(402,997)
Net increase in net assets resulting from operations	367,427	1,386,011

Distributions to shareholders from:
Net investment income	—	(184,035)
Total distributions to shareholders	—	(184,035)

Capital share transactions:
Proceeds from sale of shares	20,088,227	55,643,449
Distributions reinvested	—	184,035
Cost of shares redeemed	(16,226,715)	(61,844,683)
Net increase (decrease) from capital share transactions	3,861,512	(6,017,199)
Net increase (decrease) in net assets	4,228,939	(4,815,223)

Net assets:
Beginning of period	11,508,510	16,323,733
End of period	$15,737,449	$11,508,510
Undistributed net investment income at end of period	$450,920	$404,963

Capital share activity:
Shares sold	518,646	1,515,640
Shares issued from reinvestment of distributions	—	4,676
Shares redeemed	(422,736)	(1,688,386)
Net increase (decrease) in shares	95,910	(168,070)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$37.72	$34.50	$36.41	$30.42	$30.15	$25.90
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.63	.53	.50	.57	.45
Net gain (loss) on investments (realized and unrealized)	1.38	2.88	(1.44)	5.88	.62	4.28
Total from investment operations	1.53	3.51	(.91)	6.38	1.19	4.73
Less distributions from:
Net investment income	—	(.29)	(1.00)	(.39)	(.92)	(.48)
Total distributions	—	(.29)	(1.00)	(.39)	(.92)	(.48)
Net asset value, end of period	$39.25	$37.72	$34.50	$36.41	$30.42	$30.15

Total Return[c]	4.03%	10.15%	(2.52%)	21.01%	3.94%	18.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,737	$11,509	$16,324	$28,021	$14,784	$21,575
Ratios to average net assets:
Net investment income (loss)	0.78%	1.73%	1.46%	1.48%	1.76%	1.54%
Total expenses	1.70%	1.65%	1.60%	1.66%	1.64%	1.67%
Portfolio turnover rate	144%	279%	259%	277%	416%	348%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	7.8%
Wal-Mart Stores, Inc.	5.2%
Home Depot, Inc.	4.7%
Priceline Group, Inc.	3.5%
CVS Health Corp.	3.1%
Walgreens Boots Alliance, Inc.	3.1%
Netflix, Inc.	2.9%
Lowe’s Cos., Inc.	2.8%
Costco Wholesale Corp.	2.8%
TJX Cos., Inc.	2.4%
Top Ten Total	38.3%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Retailing Fund	0.99%	3.78%	8.95%	6.12%
S&P 500 Consumer Discretionary Index	11.00%	16.90%	17.41%	10.47%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Consumer Discretionary Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Retail - 70.9%
Wal-Mart Stores, Inc.	3,078	$232,944
Home Depot, Inc.	1,366	209,545
CVS Health Corp.	1,743	140,242
Walgreens Boots Alliance, Inc.	1,780	139,392
Lowe’s Cos., Inc.	1,620	125,599
Costco Wholesale Corp.	776	124,106
TJX Cos., Inc.	1,510	108,977
Target Corp.	1,567	81,938
Ross Stores, Inc.	1,292	74,587
Dollar General Corp.	977	70,432
O’Reilly Automotive, Inc.*	320	69,997
Best Buy Co., Inc.	1,192	68,337
Ulta Beauty, Inc.*	228	65,514
Dollar Tree, Inc.*	933	65,235
L Brands, Inc.	1,158	62,405
AutoZone, Inc.*	107	61,039
Genuine Parts Co.	614	56,955
CarMax, Inc.*,1	879	55,430
Tiffany & Co.	567	53,224
Gap, Inc.	2,053	45,145
Advance Auto Parts, Inc.	377	43,954
Macy’s, Inc.	1,881	43,714
Staples, Inc.	4,247	42,767
Nordstrom, Inc.[1]	893	42,712
Kohl’s Corp.	1,094	42,305
Foot Locker, Inc.	835	41,149
Tractor Supply Co.	750	40,658
Burlington Stores, Inc.*	420	38,636
Dick’s Sporting Goods, Inc.	844	33,617
Williams-Sonoma, Inc.	664	32,204
Cabela’s, Inc.*	530	31,493
AutoNation, Inc.*	736	31,030
Signet Jewelers Ltd.[1]	477	30,165
Rite Aid Corp.*	10,214	30,131
Penske Automotive Group, Inc.	685	30,078
Bed Bath & Beyond, Inc.	986	29,974
Michaels Companies, Inc.*	1,602	29,669
Five Below, Inc.*	555	27,400
RH*,1	410	26,453
Ollie’s Bargain Outlet Holdings, Inc.*	618	26,327
Office Depot, Inc.	4,627	26,096
Sally Beauty Holdings, Inc.*	1,266	25,637
PriceSmart, Inc.	291	25,492
GameStop Corp. — Class A	1,124	24,290
Urban Outfitters, Inc.*	1,290	23,917
American Eagle Outfitters, Inc.	1,966	23,690
Big Lots, Inc.[1]	484	23,377
Lithia Motors, Inc. — Class A	245	23,086
HSN, Inc.	665	21,214
Dillard’s, Inc. — Class A1	361	20,826
Children’s Place, Inc.	201	20,522
DSW, Inc. — Class A	1,043	18,461
Group 1 Automotive, Inc.	289	18,299
J.C. Penney Company, Inc.*,1	3,932	18,284
Sears Holdings Corp.*	2,047	18,136
Chico’s FAS, Inc.	1,872	17,634
Guess?, Inc.	1,349	17,240
Asbury Automotive Group, Inc.*	296	16,739
Tile Shop Holdings, Inc.	794	16,396
Abercrombie & Fitch Co. — Class A	1,198	14,903
Lumber Liquidators Holdings, Inc.*,1	579	14,510
Genesco, Inc.*	389	13,187
Express, Inc.*	1,844	12,447
GNC Holdings, Inc. — Class A1	1,458	12,291
Finish Line, Inc. — Class A	850	12,045
Conn’s, Inc.*,1	611	11,670
Tailored Brands, Inc.	1,009	11,260
Francesca’s Holdings Corp.*	949	10,382
Hibbett Sports, Inc.*	491	10,188
Pier 1 Imports, Inc.	1,923	9,980
Fred’s, Inc. — Class A1	1,041	9,608
Zumiez, Inc.*	734	9,065
Big 5 Sporting Goods Corp.	613	8,000
Total Retail		3,164,351

Internet - 23.5%
Amazon.com, Inc.*	357	345,576
Priceline Group, Inc.*	83	155,253
Netflix, Inc.*	872	130,286
JD.com, Inc. ADR*	2,215	86,872
Expedia, Inc.	505	75,220
Ctrip.com International Ltd. ADR*	1,356	73,034
Wayfair, Inc. — Class A*	502	38,594
TripAdvisor, Inc.*	977	37,321
Vipshop Holdings Ltd. ADR*	3,486	36,777
Liberty Expedia Holdings, Inc. — Class A*	533	28,793
Etsy, Inc.*	1,421	21,315
Shutterfly, Inc.*	420	19,950
Total Internet		1,048,991

Distribution & Wholesale - 2.3%
LKQ Corp.*	1,509	49,721
Pool Corp.	287	33,743
Core-Mark Holding Company, Inc.	555	18,348
Total Distribution & Wholesale		101,812

Commercial Services - 1.7%
Aaron’s, Inc.	648	25,207
NutriSystem, Inc.	370	19,259
Monro Muffler Brake, Inc.	415	17,326
Rent-A-Center, Inc.[1]	1,005	11,779
Total Commercial Services		73,571

Oil & Gas - 0.6%
Murphy USA, Inc.*	357	26,457

Home Furnishings - 0.4%
Select Comfort Corp.*	544	19,307

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
RETAILING FUND

	Shares	Value

Leisure Time - 0.3%
Liberty TripAdvisor Holdings, Inc. — Class A*	1,302	$15,103

Total Common Stocks
(Cost $3,910,526)		4,449,592

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.3%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$8,623	8,623
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	3,193	3,193
Total Repurchase Agreements
(Cost $11,816)		11,816

SECURITIES LENDING COLLATERAL†,3 - 4.2%
First American Government Obligations Fund — Class Z, 0.84%[4]	186,616	186,616
Total Securities Lending Collateral
(Cost $186,616)		186,616

Total Investments - 104.2%
(Cost $4,108,958)		$4,648,024
Other Assets & Liabilities, net - (4.2)%		(186,575)
Total Net Assets - 100.0%		$4,461,449

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,449,592	$—	$—	$4,449,592
Repurchase Agreements	—	11,816	—	11,816
Securities Lending Collateral	186,616	—	—	186,616
Total Assets	$4,636,208	$11,816	$—	$4,648,024

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $182,139 of securities loaned (cost $4,097,142)	$4,636,208
Repurchase agreements, at value (cost $11,816)	11,816
Total investments (cost $4,108,958)	4,648,024
Cash	146
Receivables:
Fund shares sold	10,392
Dividends	3,181
Securities lending income	738
Total assets	4,662,481

Liabilities:
Payable for:
Return of securities loaned	186,616
Management fees	3,297
Fund shares redeemed	2,185
Transfer agent and administrative fees	970
Investor service fees	970
Portfolio accounting fees	388
Miscellaneous	6,606
Total liabilities	201,032
Commitments and contingent liabilities (Note 10)	—
Net assets	$4,461,449

Net assets consist of:
Paid in capital	$4,966,027
Undistributed net investment income	5,924
Accumulated net realized loss on investments	(1,049,568)
Net unrealized appreciation on investments	539,066
Net assets	$4,461,449
Capital shares outstanding	67,024
Net asset value per share	$66.56

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $144)	$46,541
Income from securities lending, net	3,333
Interest	84
Total investment income	49,958

Expenses:
Management fees	22,036
Transfer agent and administrative fees	6,481
Investor service fees	6,481
Portfolio accounting fees	2,593
Professional fees	6,432
Printing expenses	2,285
Custodian fees	546
Trustees’ fees*	451
Line of credit fees	23
Miscellaneous	(3,281)
Total expenses	44,047
Net investment income	5,911

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(205,246)
Net realized loss	(205,246)
Net change in unrealized appreciation (depreciation) on:
Investments	163,342
Net change in unrealized appreciation (depreciation)	163,342
Net realized and unrealized loss	(41,904)
Net decrease in net assets resulting from operations	$(35,993)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,911	$(13,684)
Net realized gain (loss) on investments	(205,246)	2,536,259
Net change in unrealized appreciation (depreciation) on investments	163,342	(2,745,127)
Net decrease in net assets resulting from operations	(35,993)	(222,552)

Distributions to shareholders from:
Net realized gains	—	(367,955)
Total distributions to shareholders	—	(367,955)

Capital share transactions:
Proceeds from sale of shares	13,826,509	39,987,987
Distributions reinvested	—	367,955
Cost of shares redeemed	(14,607,007)	(42,815,112)
Net decrease from capital share transactions	(780,498)	(2,459,170)
Net decrease in net assets	(816,491)	(3,049,677)

Net assets:
Beginning of period	5,277,940	8,327,617
End of period	$4,461,449	$5,277,940
Undistributed net investment income at end of period	$5,924	$13

Capital share activity:
Shares sold	204,747	585,034 *
Shares issued from reinvestment of distributions	—	5,538 *
Shares redeemed	(217,799)	(629,525)*
Net decrease in shares	(13,052)	(38,953)*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[f]	Year Ended December 31, 2015[f]	Year Ended December 31, 2014[f]	Year Ended December 31, 2013[f]	Year Ended December 31, 2012[f]
Per Share Data
Net asset value, beginning of period	$65.91	$69.96	$77.68	$81.49	$66.82	$57.26
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	(.05)	(.16)	(.40)	(.36)	— [c]
Net gain (loss) on investments (realized and unrealized)	.57	(2.93)	(.20)	6.79	24.19	9.56
Total from investment operations	.65	(2.98)	(.36)	6.39	23.83	9.56
Less distributions from:
Net investment income	—	—	—	—	(—)[e]	—
Net realized gains	—	(1.07)	(7.36)	(10.20)	(9.16)	—
Total distributions	—	(1.07)	(7.36)	(10.20)	(9.16)	—
Net asset value, end of period	$66.56	$65.91	$69.96	$77.68	$81.49	$66.82

Total Return[d]	0.99%	0.30%	(1.33%)	8.66%	35.80%	16.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,461	$5,278	$8,328	$7,304	$9,470	$6,194
Ratios to average net assets:
Net investment income (loss)	0.23%	(0.25%)	(0.19%)	(0.51%)	(0.46%)	0.01%
Total expenses	1.70%	1.66%	1.60%	1.66%	1.64%	1.67%
Portfolio turnover rate	276%	668%	225%	452%	1,219%	1,043%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Distributions from net investment income are less than $0.01 per share.
[f]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.5%
Alphabet, Inc. — Class A	3.1%
Microsoft Corp.	2.9%
Facebook, Inc. — Class A	2.6%
Oracle Corp.	1.9%
Visa, Inc. — Class A	1.8%
Intel Corp.	1.6%
Cisco Systems, Inc.	1.6%
International Business Machines Corp.	1.5%
Mastercard, Inc. — Class A	1.4%
Top Ten Total	21.9%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Technology Fund	16.23%	30.44%	15.31%	6.44%
S&P 500 Information Technology Index	17.23%	33.89%	17.18%	10.70%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Information Technology Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 98.8%

Software - 23.4%
Microsoft Corp.	9,858	$679,511
Oracle Corp.	9,050	453,766
Adobe Systems, Inc.*	1,806	255,441
Salesforce.com, Inc.*	2,761	239,103
Activision Blizzard, Inc.	3,336	192,054
VMware, Inc. — Class A*,1	2,118	185,177
NetEase, Inc. ADR	581	174,666
Intuit, Inc.	1,265	168,005
Electronic Arts, Inc.*	1,583	167,355
Fidelity National Information Services, Inc.	1,827	156,026
Fiserv, Inc.*	1,212	148,276
Autodesk, Inc.*	1,397	140,846
Workday, Inc. — Class A*	1,360	131,920
ServiceNow, Inc.*	1,240	131,440
Red Hat, Inc.*	1,344	128,688
Paychex, Inc.	2,245	127,830
CA, Inc.	3,388	116,784
First Data Corp. — Class A*	6,330	115,206
Citrix Systems, Inc.*	1,314	104,568
Synopsys, Inc.*	1,340	97,726
ANSYS, Inc.*	800	97,344
Cadence Design Systems, Inc.*	2,701	90,456
Broadridge Financial Solutions, Inc.	1,165	88,027
Akamai Technologies, Inc.*	1,719	85,623
Splunk, Inc.*	1,500	85,335
Jack Henry & Associates, Inc.	819	85,070
Take-Two Interactive Software, Inc.*	1,120	82,186
SS&C Technologies Holdings, Inc.	2,110	81,045
Tyler Technologies, Inc.*	447	78,524
Ultimate Software Group, Inc.*	367	77,092
PTC, Inc.*	1,340	73,861
Momo, Inc. ADR*	1,930	71,333
Nuance Communications, Inc.*	3,764	65,531
Tableau Software, Inc. — Class A*	1,060	64,946
Aspen Technology, Inc.*	1,150	63,549
Blackbaud, Inc.	700	60,025
Paycom Software, Inc.*	870	59,517
j2 Global, Inc.[1]	685	58,287
Manhattan Associates, Inc.*	1,135	54,548
Twilio, Inc. — Class A*,1	1,700	49,487
Verint Systems, Inc.*	1,160	47,212
CommVault Systems, Inc.*	830	46,854
Cornerstone OnDemand, Inc.*	1,150	41,113
Synchronoss Technologies, Inc.*	2,110	34,710
Total Software		5,556,063

Semiconductors - 18.1%
Intel Corp.	10,933	368,880
Broadcom Ltd.	1,224	285,253
QUALCOMM, Inc.	4,781	264,007
NVIDIA Corp.	1,803	260,642
Texas Instruments, Inc.	3,332	256,331
Applied Materials, Inc.	4,793	197,999
Micron Technology, Inc.*	5,636	168,291
Analog Devices, Inc.	2,065	160,657
NXP Semiconductor N.V.*	1,463	160,125
Taiwan Semiconductor Manufacturing Company Ltd. ADR	4,234	148,021
Lam Research Corp.	1,000	141,430
Marvell Technology Group Ltd.	7,975	131,747
Skyworks Solutions, Inc.	1,279	122,720
Microchip Technology, Inc.	1,574	121,481
Xilinx, Inc.	1,843	118,542
KLA-Tencor Corp.	1,230	112,557
Maxim Integrated Products, Inc.	2,320	104,168
Advanced Micro Devices, Inc.*,1	8,336	104,033
IPG Photonics Corp.*	595	86,335
Qorvo, Inc.*	1,302	82,443
Teradyne, Inc.	2,461	73,904
ON Semiconductor Corp.*	4,906	68,880
Microsemi Corp.*	1,459	68,281
ASML Holding N.V. — Class G	510	66,458
Cypress Semiconductor Corp.	4,728	64,537
Cavium, Inc.*	1,000	62,130
Cirrus Logic, Inc.*	961	60,274
Monolithic Power Systems, Inc.	622	59,961
MACOM Technology Solutions Holdings, Inc.*	1,040	58,001
Integrated Device Technology, Inc.*	2,232	57,563
MKS Instruments, Inc.	841	56,599
Silicon Laboratories, Inc.*	740	50,579
Entegris, Inc.*	2,280	50,046
Ambarella, Inc.*,1	853	41,413
Synaptics, Inc.*	779	40,282
Inphi Corp.*	1,070	36,701
Total Semiconductors		4,311,271

Internet - 16.6%
Alphabet, Inc. — Class A*	798	741,885
Facebook, Inc. — Class A*	4,146	625,963
Alibaba Group Holding Ltd. ADR*	1,880	264,892
Baidu, Inc. ADR*	1,278	228,583
eBay, Inc.*	5,312	185,495
Symantec Corp.	5,067	143,143
Weibo Corp. ADR*,1	2,001	133,000
MercadoLibre, Inc.	526	131,963
SINA Corp.*	1,469	124,821
Twitter, Inc.*	6,442	115,119
Palo Alto Networks, Inc.*	729	97,547
CDW Corp.	1,450	90,669
VeriSign, Inc.*	975	90,636
Zillow Group, Inc. — Class C*	1,840	90,178
IAC/InterActiveCorp*	860	88,786
F5 Networks, Inc.*	662	84,114
GoDaddy, Inc. — Class A*	1,900	80,598
Snap, Inc. — Class A*,1	4,370	77,655
Shopify, Inc. — Class A*	770	66,913
Wix.com Ltd.*	940	65,424
Proofpoint, Inc.*	670	58,176
GrubHub, Inc.*	1,310	57,116

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2017
TECHNOLOGY FUND

	Shares	Value

Pandora Media, Inc.*,1	5,945	$53,029
FireEye, Inc.*,1	3,224	49,037
Stamps.com, Inc.*,1	303	46,927
WebMD Health Corp. — Class A*	746	43,753
Yelp, Inc. — Class A*	1,438	43,169
TrueCar, Inc.*	2,000	39,860
Imperva, Inc.*	789	37,754
Total Internet		3,956,205

Computers - 15.0%
Apple, Inc.	5,796	834,739
International Business Machines Corp.	2,292	352,577
Cognizant Technology Solutions Corp. — Class A	2,783	184,791
HP, Inc.	9,685	169,294
Hewlett Packard Enterprise Co.	10,008	166,033
Western Digital Corp.	1,745	154,607
Accenture plc — Class A	1,222	151,137
DXC Technology Co.	1,884	144,540
Check Point Software Technologies Ltd.*	1,274	138,968
Infosys Ltd. ADR	8,673	130,268
NetApp, Inc.	2,579	103,289
Seagate Technology plc	2,555	99,006
Amdocs Ltd.	1,400	90,244
Leidos Holdings, Inc.	1,540	79,603
Fortinet, Inc.*	2,065	77,314
NCR Corp.*	1,652	67,468
Brocade Communications Systems, Inc.	5,314	67,010
CSRA, Inc.	2,030	64,453
Teradata Corp.*	1,992	58,744
MAXIMUS, Inc.	922	57,745
Conduent, Inc.*	3,482	55,503
Nutanix, Inc. — Class A*,1	2,730	55,010
NetScout Systems, Inc.*	1,519	52,254
Lumentum Holdings, Inc.*	910	51,916
Diebold Nixdorf, Inc.	1,592	44,576
VeriFone Systems, Inc.*	2,393	43,313
Electronics for Imaging, Inc.*	880	41,694
3D Systems Corp.*,1	2,170	40,579
Total Computers		3,576,675

Commercial Services - 6.6%
PayPal Holdings, Inc.*	4,431	237,813
Automatic Data Processing, Inc.	1,953	200,104
Global Payments, Inc.	1,223	110,461
FleetCor Technologies, Inc.*	750	108,158
Vantiv, Inc. — Class A*	1,640	103,878
Gartner, Inc.*	799	98,684
Total System Services, Inc.	1,642	95,647
CoStar Group, Inc.*	350	92,260
CDK Global, Inc.	1,439	89,304
Western Union Co.	4,680	89,154
Square, Inc. — Class A*	3,590	84,221
Sabre Corp.	3,296	71,754
Euronet Worldwide, Inc.*	710	62,033
WEX, Inc.*	590	61,519
Booz Allen Hamilton Holding Corp.	1,810	58,897
Total Commercial Services		1,563,887

Electronics - 5.9%
Corning, Inc.	5,222	156,921
Amphenol Corp. — Class A	1,862	137,453
TE Connectivity Ltd.	1,710	134,543
Flex Ltd.*	5,369	87,568
Trimble, Inc.*	2,446	87,249
Keysight Technologies, Inc.*	2,180	84,867
Arrow Electronics, Inc.*	1,001	78,498
Coherent, Inc.*,1	320	71,997
Jabil, Inc.	2,344	68,421
National Instruments Corp.	1,700	68,374
FLIR Systems, Inc.	1,880	65,161
Avnet, Inc.	1,650	64,152
Tech Data Corp.*	580	58,580
Sanmina Corp.*	1,300	49,530
Itron, Inc.*	700	47,425
II-VI, Inc.*	1,280	43,904
TTM Technologies, Inc.*	2,096	36,387
Applied Optoelectronics, Inc.*,1	550	33,985
Fitbit, Inc. — Class A*,1	6,380	33,878
Total Electronics		1,408,893

Telecommunications - 5.6%
Cisco Systems, Inc.	11,779	368,682
Motorola Solutions, Inc.	1,285	111,461
Arista Networks, Inc.*	648	97,064
Juniper Networks, Inc.	3,431	95,656
CommScope Holding Company, Inc.*	2,103	79,977
LogMeIn, Inc.	651	68,030
ARRIS International plc*	2,323	65,090
Ubiquiti Networks, Inc.*,1	1,192	61,948
ViaSat, Inc.*,1	857	56,733
Ciena Corp.*	2,113	52,867
Finisar Corp.*	1,919	49,856
InterDigital, Inc.	632	48,854
Viavi Solutions, Inc.*	4,284	45,111
Acacia Communications, Inc.*,1	886	36,742
Oclaro, Inc.*,1	3,782	35,324
Gigamon, Inc.*	870	34,235
NETGEAR, Inc.*	789	34,006
Total Telecommunications		1,341,636

Diversified Financial Services - 4.2%
Visa, Inc. — Class A	4,643	435,420
Mastercard, Inc. — Class A	2,780	337,631
Alliance Data Systems Corp.	443	113,714
Ellie Mae, Inc.*	520	57,153
Blackhawk Network Holdings, Inc.*	1,080	47,088
Total Diversified Financial Services		991,006

Electrical Components & Equipment - 0.7%
Universal Display Corp.	600	65,550
Littelfuse, Inc.	350	57,750
Advanced Energy Industries, Inc.*	728	47,094
Total Electrical Components & Equipment		170,394

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
TECHNOLOGY FUND

	Shares	Value

Machinery-Diversified - 0.6%
Cognex Corp.	930	$78,957
Zebra Technologies Corp. — Class A*	675	67,851
Total Machinery-Diversified		146,808

Auto Parts & Equipment - 0.6%
Mobileye N.V.*	2,150	135,020

Aerospace & Defense - 0.5%
Harris Corp.	991	108,098

Office & Business Equipment - 0.3%
Xerox Corp.	2,858	82,110

Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,680	66,998

Building Materials - 0.2%
Cree, Inc.*	1,863	45,923

Media - 0.2%
TiVo Corp.	2,359	43,995

Total Common Stocks
(Cost $15,997,988)		23,504,982

CLOSED-END FUNDS† - 0.9%
Altaba, Inc.*	3,917	213,398
Total Closed-End Funds
(Cost $127,812)		213,398

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.8%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$137,394	137,394
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	50,878	50,878
Total Repurchase Agreements
(Cost $188,272)		188,272

	Shares

SECURITIES LENDING COLLATERAL†,3 - 3.1%
First American Government Obligations Fund — Class Z, 0.84%[4]	731,235	731,235
Total Securities Lending Collateral
(Cost $731,235)		731,235

Total Investments - 103.6%
(Cost $17,045,307)		$24,637,887
Other Assets & Liabilities, net - (3.6)%		(851,567)
Total Net Assets - 100.0%		$23,786,320

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$213,398	$—	$—	$213,398
Common Stocks	23,504,982	—	—	23,504,982
Repurchase Agreements	—	188,272	—	188,272
Securities Lending Collateral	731,235	—	—	731,235
Total Assets	$24,449,615	$188,272	$—	$24,637,887

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $706,502 of securities loaned (cost $16,857,035)	$24,449,615
Repurchase agreements, at value (cost $188,272)	188,272
Total investments (cost $17,045,307)	24,637,887
Cash	1,452
Receivables:
Securities sold	352,556
Dividends	15,124
Foreign taxes reclaim	471
Interest	6
Securities lending income	1,107
Total assets	25,008,603

Liabilities:
Payable for:
Return of securities loaned	731,235
Fund shares redeemed	428,868
Management fees	19,011
Transfer agent and administrative fees	5,591
Investor service fees	5,591
Portfolio accounting fees	2,237
Miscellaneous	29,750
Total liabilities	1,222,283
Commitments and contingent liabilities (Note 10)	—
Net assets	$23,786,320

Net assets consist of:
Paid in capital	$17,025,736
Accumulated net investment loss	(75,368)
Accumulated net realized loss on investments	(756,628)
Net unrealized appreciation on investments	7,592,580
Net assets	$23,786,320
Capital shares outstanding	273,307
Net asset value per share	$87.03

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $42)	$136,900
Income from securities lending, net	3,984
Interest	477
Total investment income	141,361

Expenses:
Management fees	97,460
Transfer agent and administrative fees	28,665
Investor service fees	28,665
Portfolio accounting fees	11,466
Professional fees	18,422
Custodian fees	1,996
Trustees’ fees*	1,265
Miscellaneous	6,775
Total expenses	194,714
Net investment loss	(53,353)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	185,644
Net realized gain	185,644
Net change in unrealized appreciation (depreciation) on:
Investments	3,098,494
Net change in unrealized appreciation (depreciation)	3,098,494
Net realized and unrealized gain	3,284,138
Net increase in net assets resulting from operations	$3,230,785

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(53,353)	$(44,825)
Net realized gain on investments	185,644	3,080,842
Net change in unrealized appreciation (depreciation) on investments	3,098,494	(2,095,938)
Net increase in net assets resulting from operations	3,230,785	940,079

Distributions to shareholders from:
Net realized gains	—	(727,921)
Total distributions to shareholders	—	(727,921)

Capital share transactions:
Proceeds from sale of shares	26,716,712	51,734,032
Distributions reinvested	—	727,921
Cost of shares redeemed	(24,317,518)	(53,559,382)
Net increase (decrease) from capital share transactions	2,399,194	(1,097,429)
Net increase (decrease) in net assets	5,629,979	(885,271)

Net assets:
Beginning of period	18,156,341	19,041,612
End of period	$23,786,320	$18,156,341
Accumulated net investment loss at end of period	$(75,368)	$(22,015)

Capital share activity:
Shares sold	318,636	724,058
Shares issued from reinvestment of distributions	—	10,543
Shares redeemed	(287,803)	(757,688)
Net increase (decrease) in shares	30,833	(23,087)

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]
Per Share Data
Net asset value, beginning of period	$74.88	$71.70	$71.28	$64.65	$47.78	$53.21
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.21)	(.32)	(.32)	(.15)	(.15)
Net gain (loss) on investments (realized and unrealized)	12.34	7.78	1.13	6.95	17.02	5.97
Total from investment operations	12.15	7.57	.81	6.63	16.87	5.82
Less distributions from:
Net realized gains	—	(4.39)	(.39)	—	—	(11.25)
Total distributions	—	(4.39)	(.39)	—	—	(11.25)
Net asset value, end of period	$87.03	$74.88	$71.70	$71.28	$64.65	$47.78

Total Return[c]	16.23%	11.07%	1.11%	10.26%	35.39%	11.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,786	$18,156	$19,042	$18,218	$14,649	$8,177
Ratios to average net assets:
Net investment income (loss)	(0.47%)	(0.29%)	(0.45%)	(0.47%)	(0.29%)	(0.27%)
Total expenses[d]	1.70%	1.66%	1.60%	1.66%	1.63%	1.67%
Portfolio turnover rate	102%	321%	142%	197%	382%	277%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through December 31, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	9.8%
Verizon Communications, Inc.	8.6%
Cisco Systems, Inc.	8.2%
QUALCOMM, Inc.	5.9%
T-Mobile US, Inc.	4.7%
Crown Castle International Corp.	4.0%
Sprint Corp.	3.9%
Level 3 Communications, Inc.	2.8%
SBA Communications Corp.	2.7%
Motorola Solutions, Inc.	2.5%
Top Ten Total	53.1%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Telecommunications Fund	0.23%	9.59%	7.05%	(1.04%)
S&P 500 Telecommunication Services Index	(10.74%)	(11.71%)	5.85%	3.69%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Telecommunication Services Index are unmanaged iindices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Telecommunications - 74.6%
AT&T, Inc.	7,148	$269,694
Verizon Communications, Inc.	5,308	237,055
Cisco Systems, Inc.	7,187	224,953
T-Mobile US, Inc.*	2,117	128,333
Sprint Corp.*	12,986	106,615
Level 3 Communications, Inc.*	1,312	77,802
Motorola Solutions, Inc.	786	68,178
CenturyLink, Inc.[1]	2,478	59,175
Juniper Networks, Inc.	2,091	58,297
Arista Networks, Inc.*	388	58,119
Vodafone Group plc ADR	1,959	56,282
CommScope Holding Company, Inc.*	1,281	48,716
Zayo Group Holdings, Inc.*	1,574	48,637
EchoStar Corp. — Class A*	694	42,126
ARRIS International plc*	1,418	39,732
Ubiquiti Networks, Inc.*,1	729	37,886
America Movil SAB de CV — Class L ADR	2,325	37,014
ViaSat, Inc.*	517	34,225
China Mobile Ltd. ADR	621	32,969
Ciena Corp.*	1,286	32,176
Telephone & Data Systems, Inc.	1,134	31,469
Finisar Corp.*	1,174	30,501
InterDigital, Inc.	381	29,451
Viavi Solutions, Inc.*	2,615	27,536
Acacia Communications, Inc.*,1	543	22,518
Shenandoah Telecommunications Co.	704	21,613
Oclaro, Inc.*,1	2,304	21,519
Vonage Holdings Corp.*	3,200	20,928
NETGEAR, Inc.*	483	20,817
Infinera Corp.*	1,908	20,358
Consolidated Communications Holdings, Inc.	859	18,443
ADTRAN, Inc.	869	17,945
BCE, Inc.	387	17,430
Iridium Communications, Inc.*	1,574	17,393
Windstream Holdings, Inc.	3,656	14,185
Straight Path Communications, Inc. — Class B*	75	13,474
Extreme Networks, Inc.*	956	8,814
Total Telecommunications		2,052,378

REITs - 6.7%
Crown Castle International Corp.	1,096	109,797
SBA Communications Corp.*	558	75,274
Total REITs		185,071

Semiconductors - 5.9%
QUALCOMM, Inc.	2,916	161,022

Internet - 5.6%
Palo Alto Networks, Inc.*	448	59,947
F5 Networks, Inc.*	401	50,951
Cogent Communications Holdings, Inc.	597	23,940
8x8, Inc.*	1,360	19,788
Total Internet		154,626

Computers - 3.8%
Brocade Communications Systems, Inc.	3,240	40,856
NetScout Systems, Inc.*	928	31,923
Lumentum Holdings, Inc.*	554	31,606
Total Computers		104,385

Aerospace & Defense - 2.4%
Harris Corp.	605	65,993

Electronics - 0.4%
Applied Optoelectronics, Inc.*,1	168	10,381

Total Common Stocks
(Cost $1,941,676)		2,733,856

	Face Amount

REPURCHASE AGREEMENTS††,2 - 0.5%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$10,095	10,095
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	3,738	3,738
Total Repurchase Agreements
(Cost $13,833)		13,833

	Shares

SECURITIES LENDING COLLATERAL†,3 - 4.0%
First American Government Obligations Fund — Class Z, 0.84%[4]	111,194	111,194
Total Securities Lending Collateral
(Cost $111,194)		111,194

Total Investments - 103.9%
(Cost $2,066,703)		$2,858,883
Other Assets & Liabilities, net - (3.9)%		(108,130)
Total Net Assets - 100.0%		$2,750,753

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
TELECOMMUNICATIONS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,733,856	$—	$—	$2,733,856
Repurchase Agreements	—	13,833	—	13,833
Securities Lending Collateral	111,194	—	—	111,194
Total Assets	$2,845,050	$13,833	$—	$2,858,883

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $107,947 of securities loaned (cost $2,052,870)	$2,845,050
Repurchase agreements, at value (cost $13,833)	13,833
Total investments (cost $2,066,703)	2,858,883
Cash	1,034
Receivables:
Securities sold	30,094
Fund shares sold	75,240
Dividends	4,457
Foreign taxes reclaim	142
Securities lending income	142
Total assets	2,969,992

Liabilities:
Payable for:
Return of securities loaned	111,194
Securities purchased	72,288
Fund shares redeemed	29,045
Management fees	1,953
Transfer agent and administrative fees	574
Investor service fees	574
Portfolio accounting fees	230
Miscellaneous	3,381
Total liabilities	219,239
Commitments and contingent liabilities (Note 10)	—
Net assets	$2,750,753

Net assets consist of:
Paid in capital	$2,405,963
Undistributed net investment income	53,585
Accumulated net realized loss on investments	(500,975)
Net unrealized appreciation on investments	792,180
Net assets	$2,750,753
Capital shares outstanding	48,124
Net asset value per share	$57.16

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $196)	$53,952
Income from securities lending, net	1,310
Interest	81
Total investment income	55,343

Expenses:
Management fees	18,131
Transfer agent and administrative fees	5,333
Investor service fees	5,333
Portfolio accounting fees	2,133
Professional fees	4,539
Custodian fees	395
Trustees’ fees*	287
Line of credit fees	11
Miscellaneous	90
Total expenses	36,252
Net investment income	19,091

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,197
Net realized gain	17,197
Net change in unrealized appreciation (depreciation) on:
Investments	(39,919)
Net change in unrealized appreciation (depreciation)	(39,919)
Net realized and unrealized loss	(22,722)
Net decrease in net assets resulting from operations	$(3,631)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$19,091	$34,494
Net realized gain on investments	17,197	470,436
Net change in unrealized appreciation (depreciation) on investments	(39,919)	187,227
Net increase (decrease) in net assets resulting from operations	(3,631)	692,157

Distributions to shareholders from:
Net investment income	—	(18,622)
Total distributions to shareholders	—	(18,622)

Capital share transactions:
Proceeds from sale of shares	8,626,800	20,168,236
Distributions reinvested	—	18,622
Cost of shares redeemed	(11,256,174)	(17,805,407)
Net increase (decrease) from capital share transactions	(2,629,374)	2,381,451
Net increase (decrease) in net assets	(2,633,005)	3,054,986

Net assets:
Beginning of period	5,383,758	2,328,772
End of period	$2,750,753	$5,383,758
Undistributed net investment income at end of period	$53,585	$34,494

Capital share activity:
Shares sold	148,891	384,917
Shares issued from reinvestment of distributions	—	346
Shares redeemed	(195,171)	(338,664)
Net increase (decrease) in shares	(46,280)	46,599

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$57.03	$48.71	$53.12	$52.94	$46.00	$44.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.26	.45	.42	.61	.85	.65
Net gain (loss) on investments (realized and unrealized)	(.13)	8.03	(3.94)	.79	7.09	1.52
Total from investment operations	.13	8.48	(3.52)	1.40	7.94	2.17
Less distributions from:
Net investment income	—	(.16)	(.89)	(1.22)	(1.00)	(1.15)
Total distributions	—	(.16)	(.89)	(1.22)	(1.00)	(1.15)
Net asset value, end of period	$57.16	$57.03	$48.71	$53.12	$52.94	$46.00

Total Return[c]	0.23%	17.40%	(6.73%)	2.62%	17.46%	4.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,751	$5,384	$2,329	$2,382	$2,194	$2,897
Ratios to average net assets:
Net investment income (loss)	0.90%	0.86%	0.80%	1.14%	1.73%	1.46%
Total expenses	1.70%	1.66%	1.60%	1.66%	1.64%	1.67%
Portfolio turnover rate	189%	410%	232%	495%	1,267%	1,077%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through December 31, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	4.6%
Union Pacific Corp.	4.4%
FedEx Corp.	3.5%
CSX Corp.	3.5%
Tesla, Inc.	3.4%
General Motors Co.	3.4%
Ford Motor Co.	3.2%
Delta Air Lines, Inc.	3.0%
Southwest Airlines Co.	3.0%
Norfolk Southern Corp.	3.0%
Top Ten Total	35.0%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Transportation Fund	8.64%	31.84%	17.53%	6.67%
S&P 500 Industrials Index	9.51%	22.27%	16.06%	7.65%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Industrials Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.0%

Transportation - 41.4%
United Parcel Service, Inc. — Class B	2,797	$309,320
Union Pacific Corp.	2,738	298,196
FedEx Corp.	1,095	237,976
CSX Corp.	4,250	231,880
Norfolk Southern Corp.	1,626	197,884
Kansas City Southern	1,002	104,859
J.B. Hunt Transport Services, Inc.	1,085	99,147
CH Robinson Worldwide, Inc.	1,423	97,732
Expeditors International of Washington, Inc.	1,725	97,428
Canadian Pacific Railway Ltd.	604	97,129
Canadian National Railway Co.	1,094	88,669
Old Dominion Freight Line, Inc.	927	88,287
XPO Logistics, Inc.*	1,270	82,080
ZTO Express Cayman, Inc. ADR*,1	5,160	72,034
Genesee & Wyoming, Inc. — Class A*	977	66,817
Ryder System, Inc.	887	63,846
Kirby Corp.*	938	62,705
Swift Transportation Co. — Class A*,1	2,238	59,307
Landstar System, Inc.	682	58,379
Knight Transportation, Inc.	1,475	54,649
Werner Enterprises, Inc.	1,530	44,906
Heartland Express, Inc.	1,962	40,849
Forward Air Corp.	750	39,960
Hub Group, Inc. — Class A*	984	37,736
Saia, Inc.*	690	35,397
Atlas Air Worldwide Holdings, Inc.*	678	35,358
Schneider National, Inc. — Class B	1,410	31,542
ArcBest Corp.	1,090	22,454
YRC Worldwide, Inc.*	1,730	19,238
Total Transportation		2,775,764

Airlines - 18.7%
Delta Air Lines, Inc.	3,730	200,449
Southwest Airlines Co.	3,194	198,475
American Airlines Group, Inc.	3,174	159,716
United Continental Holdings, Inc.*	2,067	155,542
Alaska Air Group, Inc.	1,175	105,468
JetBlue Airways Corp.*	3,813	87,051
Copa Holdings S.A. — Class A	660	77,220
Ryanair Holdings plc ADR*	674	72,529
Spirit Airlines, Inc.*	1,160	59,914
Hawaiian Holdings, Inc.*	1,102	51,739
Allegiant Travel Co. — Class A	339	45,968
SkyWest, Inc.	1,152	40,435
Total Airlines		1,254,506

Auto Parts & Equipment - 15.3%
Delphi Automotive plc	1,191	104,392
Lear Corp.	703	99,882
BorgWarner, Inc.	2,215	93,827
Goodyear Tire & Rubber Co.	2,625	91,770
Magna International, Inc.	1,820	84,321
Adient plc	1,228	80,287
Autoliv, Inc.[1]	720	79,056
Visteon Corp.*	602	61,440
Tenneco, Inc.	970	56,095
Dana, Inc.	2,502	55,870
Dorman Products, Inc.*	670	55,456
Cooper Tire & Rubber Co.	1,230	44,403
Cooper-Standard Holdings, Inc.*	420	42,365
American Axle & Manufacturing Holdings, Inc.*	2,632	41,059
Gentherm, Inc.*	964	37,403
Total Auto Parts & Equipment		1,027,626

Auto Manufacturers - 14.7%
Tesla, Inc.*,1	637	230,345
General Motors Co.	6,580	229,839
Ford Motor Co.	18,929	211,816
Fiat Chrysler Automobiles N.V.*	7,777	82,670
Tata Motors Ltd. ADR	2,400	79,224
Ferrari N.V.	871	74,923
Toyota Motor Corp. ADR[1]	694	72,884
Total Auto Manufacturers		981,701

Commercial Services - 3.8%
AMERCO	240	87,855
Macquarie Infrastructure Corp.	1,050	82,320
Avis Budget Group, Inc.*	1,897	51,731
Hertz Global Holdings, Inc.*,1	2,982	34,293
Total Commercial Services		256,199

Leisure Time - 2.5%
Harley-Davidson, Inc.	1,775	95,885
LCI Industries	479	49,050
Fox Factory Holding Corp.*	550	19,580
Total Leisure Time		164,515

Home Builders - 1.5%
Thor Industries, Inc.	661	69,088
Winnebago Industries, Inc.	980	34,300
Total Home Builders		103,388

Electronics - 1.1%
Gentex Corp.	3,915	74,268

Total Common Stocks
(Cost $2,933,460)		6,637,967

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
TRANSPORTATION FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,2 - 1.1%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$53,713	$53,713
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	19,890	19,890
Total Repurchase Agreements
(Cost $73,603)		73,603

	Shares

SECURITIES LENDING COLLATERAL†,3 - 5.8%
First American Government Obligations Fund — Class Z, 0.84%[4]	388,626	388,626
Total Securities Lending Collateral
(Cost $388,626)		388,626

Total Investments - 105.9%
(Cost $3,395,689)		$7,100,196
Other Assets & Liabilities, net - (5.9)%		(395,387)
Total Net Assets - 100.0%		$6,704,809

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or portion of this security is on loan at June 30, 2017 — See Note 6.
[2]	Repurchase Agreements — See Note 5.
[3]	Securities lending collateral — See Note 6.
[4]	Rate indicated is the 7 day yield as of June 30, 2017.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,637,967	$—	$—	$6,637,967
Repurchase Agreements	—	73,603	—	73,603
Securities Lending Collateral	388,626	—	—	388,626
Total Assets	$7,026,593	$73,603	$—	$7,100,196

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value - including $380,581 of securities loaned (cost $3,322,086)	$7,026,593
Repurchase agreements, at value (cost $73,603)	73,603
Total investments (cost $3,395,689)	7,100,196
Cash	354
Receivables:
Fund shares sold	358,319
Dividends	1,747
Foreign taxes reclaim	216
Interest	2
Securities lending income	227
Total assets	7,461,061

Liabilities:
Payable for:
Return of securities loaned	388,626
Securities purchased	341,422
Management fees	5,210
Fund shares redeemed	5,199
Transfer agent and administrative fees	1,533
Investor service fees	1,533
Portfolio accounting fees	613
Miscellaneous	12,116
Total liabilities	756,252
Commitments and contingent liabilities (Note 10)	—
Net assets	$6,704,809

Net assets consist of:
Paid in capital	$4,094,779
Undistributed net investment income	45,722
Accumulated net realized loss on investments	(1,140,199)
Net unrealized appreciation on investments	3,704,507
Net assets	$6,704,809
Capital shares outstanding	87,156
Net asset value per share	$76.93

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends (net of foreign withholding tax of $1,054)	$78,427
Income from securities lending, net	1,654
Interest	193
Total investment income	80,274

Expenses:
Management fees	44,328
Transfer agent and administrative fees	13,038
Investor service fees	13,038
Portfolio accounting fees	5,215
Professional fees	11,001
Custodian fees	967
Trustees’ fees*	708
Line of credit fees	13
Miscellaneous	312
Total expenses	88,620
Net investment loss	(8,346)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,001,629
Net realized gain	1,001,629
Net change in unrealized appreciation (depreciation) on:
Investments	(207,600)
Net change in unrealized appreciation (depreciation)	(207,600)
Net realized and unrealized gain	794,029
Net increase in net assets resulting from operations	$785,683

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(8,346)	$51,950
Net realized gain on investments	1,001,629	740,548
Net change in unrealized appreciation (depreciation) on investments	(207,600)	339,924
Net increase in net assets resulting from operations	785,683	1,132,422

Distributions to shareholders from:
Net realized gains	—	(2,111,952)
Total distributions to shareholders	—	(2,111,952)

Capital share transactions:
Proceeds from sale of shares	15,177,770	18,398,288
Distributions reinvested	—	2,111,952
Cost of shares redeemed	(22,141,268)	(13,458,085)
Net increase (decrease) from capital share transactions	(6,963,498)	7,052,155
Net increase (decrease) in net assets	(6,177,815)	6,072,625

Net assets:
Beginning of period	12,882,624	6,809,999
End of period	$6,704,809	$12,882,624
Undistributed net investment income at end of period	$45,722	$54,068

Capital share activity:
Shares sold	206,246	246,622	*
Shares issued from reinvestment of distributions	—	34,042	*
Shares redeemed	(301,024)	(166,243	)*
Net increase (decrease) in shares	(94,778)	114,421	*

*	Capital share activity for the year ended December 31, 2016, has been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016[d]	Year Ended December 31, 2015[d]	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]
Per Share Data
Net asset value, beginning of period	$70.81	$100.87	$121.73	$99.13	$65.79	$56.24
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	.16	(.08)	(.12)	(.32)	(.16)
Net gain (loss) on investments (realized and unrealized)	6.18	(20.23)	(16.78)	22.72	33.66	9.71
Total from investment operations	6.12	(20.07)	(16.86)	22.60	33.34	9.55
Less distributions from:
Net realized gains	—	(9.99)	(4.00)	—	—	—
Total distributions	—	(9.99)	(4.00)	—	—	—
Net asset value, end of period	$76.93	$70.81	$100.87	$121.73	$99.13	$65.79

Total Return[c]	8.64%	15.43%	(14.09%)	22.80%	50.64%	17.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,705	$12,883	$6,810	$22,672	$20,639	$7,300
Ratios to average net assets:
Net investment income (loss)	(0.16%)	0.73%	(0.06%)	(0.11%)	(0.37%)	(0.29%)
Total expenses	1.70%	1.66%	1.60%	1.66%	1.63%	1.67%
Portfolio turnover rate	138%	174%	99%	196%	310%	594%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through December 31, 2016 have been restated to reflect a 1:4 reverse share split effective December 1, 2016 — See Note 9.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	June 30, 2017

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
NextEra Energy, Inc.	4.3%
Duke Energy Corp.	3.9%
Dominion Energy, Inc.	3.6%
Southern Co.	3.5%
American Electric Power Company, Inc.	3.0%
PG&E Corp.	3.0%
Exelon Corp.	3.0%
Sempra Energy	2.8%
PPL Corp.	2.7%
Edison International	2.6%
Top Ten Total	32.4%

“Ten Largest Holdings” excludes any temporary cash investments.

Average Annual Returns*,†

Periods Ended June 30, 2017

	6 month‡	1 Year	5 Year	10 Year
Utilities Fund	7.55%	1.38%	9.59%	5.58%
S&P 500 Utilities Index	8.75%	2.47%	11.17%	6.97%
S&P 500 Index	9.34%	17.90%	14.63%	7.18%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index and the S&P 500 Utilities Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

†	Returns do not reflect the impact of any additional fees charged by insurance companies.
‡	6 month returns are not annualized.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2017
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Electric - 78.4%
NextEra Energy, Inc.	6,578	$921,774
Duke Energy Corp.	10,034	838,742
Dominion Energy, Inc.	10,048	769,978
Southern Co.	15,479	741,135
American Electric Power Company, Inc.	9,254	642,875
PG&E Corp.	9,628	639,010
Exelon Corp.	17,703	638,547
PPL Corp.	14,901	576,073
Edison International	7,056	551,709
Consolidated Edison, Inc.	6,706	541,979
Xcel Energy, Inc.	11,655	534,731
Public Service Enterprise Group, Inc.	12,083	519,690
Eversource Energy	8,073	490,112
DTE Energy Co.	4,609	487,586
WEC Energy Group, Inc.	7,844	481,465
Entergy Corp.	5,390	413,790
Avangrid, Inc.	9,280	409,712
Ameren Corp.	7,396	404,339
FirstEnergy Corp.	13,627	397,363
CMS Energy Corp.	8,568	396,270
CenterPoint Energy, Inc.	13,796	377,734
Pinnacle West Capital Corp.	4,060	345,750
SCANA Corp.	5,116	342,823
Alliant Energy Corp.	8,318	334,134
Westar Energy, Inc.	5,876	311,546
AES Corp.	26,178	290,838
OGE Energy Corp.	8,323	289,557
Great Plains Energy, Inc.	9,417	275,730
NRG Energy, Inc.	15,375	264,758
MDU Resources Group, Inc.	9,644	252,673
Calpine Corp.*	18,173	245,881
Portland General Electric Co.	4,949	226,120
IDACORP, Inc.	2,595	221,483
Hawaiian Electric Industries, Inc.	6,504	210,600
ALLETE, Inc.	2,929	209,951
Black Hills Corp.	3,035	204,771
PNM Resources, Inc.	5,085	194,501
NorthWestern Corp.	3,063	186,904
Avista Corp.	4,338	184,191
El Paso Electric Co.	3,088	159,650
MGE Energy, Inc.	2,450	157,658
Dynegy, Inc.*	14,712	121,668
Total Electric		16,805,801

Gas - 15.9%
Sempra Energy	5,390	607,722
Atmos Energy Corp.	4,001	331,883
UGI Corp.	6,737	326,138
NiSource, Inc.	12,538	317,964
Vectren Corp.	4,209	245,974
National Fuel Gas Co.	4,347	242,736
WGL Holdings, Inc.	2,735	228,181
ONE Gas, Inc.	2,985	208,383
Southwest Gas Holdings, Inc.	2,825	206,395
New Jersey Resources Corp.	5,147	204,336
Spire, Inc.	2,856	199,206
South Jersey Industries, Inc.	5,298	181,033
National Grid plc ADR	1,670	104,909
Total Gas		3,404,860

Water - 3.8%
American Water Works Co., Inc.	5,223	407,133
Aqua America, Inc.	7,926	263,936
California Water Service Group	3,959	145,691
Total Water		816,760

Energy-Alternate Sources - 1.5%
Pattern Energy Group, Inc.	6,839	163,042
TerraForm Power, Inc. — Class A*	12,345	148,140
Total Energy-Alternate Sources		311,182

Pipelines - 0.0%
Kinder Morgan, Inc.	1	19

Total Common Stocks
(Cost $15,163,756)		21,338,622

	Face Amount

REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Securities, Inc. issued 06/30/17 at 0.99% due 07/03/17	$66,438	66,438
Bank of America Merrill Lynch issued 06/30/17 at 1.08% due 07/03/17	24,602	24,602
Total Repurchase Agreements
(Cost $91,040)		91,040

Total Investments - 100.0%
(Cost $15,254,796)		$21,429,662
Other Assets & Liabilities, net - 0.0%		7,248
Total Net Assets - 100.0%		$21,436,910

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2017
UTILITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,338,622	$—	$—	$21,338,622
Repurchase Agreements	—	91,040	—	91,040
Total Assets	$21,338,622	$91,040	$—	$21,429,662

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended June 30, 2017, there were no transfers between levels.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

Assets:
Investments, at value (cost $15,163,756)	$21,338,622
Repurchase agreements, at value (cost $91,040)	91,040
Total investments (cost $15,254,796)	21,429,662
Receivables:
Securities sold	253,479
Dividends	46,681
Foreign taxes reclaim	123
Interest	3
Securities lending income	8
Total assets	21,729,956

Liabilities:
Payable for:
Fund shares redeemed	250,157
Management fees	15,363
Transfer agent and administrative fees	4,518
Investor service fees	4,518
Portfolio accounting fees	1,808
Miscellaneous	16,682
Total liabilities	293,046
Commitments and contingent liabilities (Note 10)	—
Net assets	$21,436,910

Net assets consist of:
Paid in capital	$16,192,571
Undistributed net investment income	525,344
Accumulated net realized loss on investments	(1,455,871)
Net unrealized appreciation on investments	6,174,866
Net assets	$21,436,910
Capital shares outstanding	759,656
Net asset value per share	$28.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2017

Investment Income:
Dividends	$297,029
Interest	274
Income from securities lending, net	19
Total investment income	297,322

Expenses:
Management fees	77,370
Transfer agent and administrative fees	22,756
Investor service fees	22,756
Portfolio accounting fees	9,102
Professional fees	23,566
Custodian fees	1,952
Trustees’ fees*	1,617
Line of credit fees	12
Miscellaneous	(4,528)
Total expenses	154,603
Net investment income	142,719

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(41,824)
Net realized loss	(41,824)
Net change in unrealized appreciation (depreciation) on:
Investments	1,043,548
Net change in unrealized appreciation (depreciation)	1,043,548
Net realized and unrealized gain	1,001,724
Net increase in net assets resulting from operations	$1,144,443

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (Unaudited)	Year Ended December 31, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$142,719	$364,240
Net realized gain (loss) on investments	(41,824)	2,740,774
Net change in unrealized appreciation (depreciation) on investments	1,043,548	255,578
Net increase in net assets resulting from operations	1,144,443	3,360,592

Distributions to shareholders from:
Net investment income	—	(250,168)
Net realized gains	—	(267,590)
Total distributions to shareholders	—	(517,758)

Capital share transactions:
Proceeds from sale of shares	21,499,345	67,717,626
Distributions reinvested	—	517,758
Cost of shares redeemed	(16,449,065)	(72,899,764)
Net increase (decrease) from capital share transactions	5,050,280	(4,664,380)
Net increase (decrease) in net assets	6,194,723	(1,821,546)

Net assets:
Beginning of period	15,242,187	17,063,733
End of period	$21,436,910	$15,242,187
Undistributed net investment income at end of period	$525,344	$382,625

Capital share activity:
Shares sold	779,018	2,644,033
Shares issued from reinvestment of distributions	—	18,665
Shares redeemed	(600,182)	(2,828,447)
Net increase (decrease) in shares	178,836	(165,749)

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2017[a]	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Per Share Data
Net asset value, beginning of period	$26.24	$22.86	$25.35	$20.89	$19.13	$19.50
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.36	.39	.48	.43	.42
Net gain (loss) on investments (realized and unrealized)	1.76	3.38	(2.24)	4.30	2.18	(.22)
Total from investment operations	1.98	3.74	(1.85)	4.78	2.61	.20
Less distributions from:
Net investment income	—	(.17)	(.64)	(.32)	(.85)	(.57)
Net realized gains	—	(.19)	—	—	—	—
Total distributions	—	(.36)	(.64)	(.32)	(.85)	(.57)
Net asset value, end of period	$28.22	$26.24	$22.86	$25.35	$20.89	$19.13

Total Return[c]	7.55%	16.34%	(7.36%)	22.89%	13.63%	1.12%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,437	$15,242	$17,064	$28,415	$10,282	$15,674
Ratios to average net assets:
Net investment income (loss)	1.57%	1.39%	1.66%	2.07%	2.05%	2.16%
Total expenses	1.70%	1.65%	1.61%	1.66%	1.64%	1.67%
Portfolio turnover rate	71%	234%	312%	247%	464%	302%

[a]	Unaudited figures for the period ended June 30, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2017, the Trust consisted of forty-nine funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (the “Funds”), each a non-diversified investment company.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

C. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of dividend income and foreign taxes on capital gains from sales of investments are included with the net realized and unrealized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2017, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

E. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

F. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 1.06% at June 30, 2017.

G. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI and GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned services, MUIS is entitled to receive a monthly fee equal to an annual percentage of the Funds’ average daily net assets subject to certain minimum monthly fees and out of pocket expenses.

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$8,516,482	$1,493,298	$(9,311)	$1,483,987
Basic Materials Fund	9,112,022	2,411,464	(64,047)	2,347,417
Biotechnology Fund	17,008,415	11,141,494	(318,171)	10,823,323
Consumer Products Fund	14,515,234	5,524,033	(189,877)	5,334,156
Electronics Fund	7,333,612	2,364,166	(62,155)	2,302,011
Energy Fund	16,484,393	1,805,826	(569,396)	1,236,430
Energy Services Fund	13,472,073	—	(2,744,491)	(2,744,491)
Financial Services Fund	11,649,351	2,619,846	(83,143)	2,536,703
Health Care Fund	19,476,454	9,228,021	(196,433)	9,031,588
Internet Fund	6,539,878	2,877,588	(36,104)	2,841,484
Leisure Fund	8,489,537	1,931,726	(100,949)	1,830,777
Precious Metals Fund	26,859,526	—	(1,308,765)	(1,308,765)
Real Estate Fund	13,448,625	2,692,375	(113,847)	2,578,528
Retailing Fund	5,245,923	—	(597,899)	(597,899)
Technology Fund	18,924,036	5,805,336	(91,485)	5,713,851
Telecommunications Fund	2,357,780	514,154	(13,051)	501,103
Transportation Fund	4,034,184	3,073,051	(7,039)	3,066,012
Utilities Fund	17,093,003	4,442,386	(105,727)	4,336,659

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2017, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Bank of America Merrill Lynch 1.08%			U.S. Treasury Note 2.13%
Due 07/03/17	$13,408,539	$13,409,746	08/15/21	$13,366,214	$13,676,775

HSBC Securities, Inc.			U.S. TIP Notes
0.99%			0.13%
Due 07/03/17	1,875,670	1,875,825	04/15/19	1,004,000	1,049,190
			U.S. Treasury Note
			1.63%
			05/15/26	909,100	864,040

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund - Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2017, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
Banking Fund	$204,428	$(204,428)	$—	$208,334	$—	$208,334
Basic Materials Fund	250,791	(250,791)	—	257,367	—	257,367
Biotechnology Fund	1,872,643	(1,872,643)	—	1,937,747	—	1,937,747
Consumer Products Fund	628,527	(628,527)	—	643,529	—	643,529
Electronics Fund	264,747	(264,747)	—	276,767	—	276,767
Energy Fund	848,065	(848,065)	—	880,204	—	880,204
Energy Services Fund	966,631	(966,631)	—	999,734	—	999,734
Financial Services Fund	245,382	(245,382)	—	251,945	—	251,945
Health Care Fund	568,785	(568,785)	—	587,669	—	587,669
Internet Fund	198,618	(198,618)	—	204,583	—	204,583
Leisure Fund	341,067	(341,067)	—	349,434	—	349,434
Precious Metals Fund	1,561,790	(1,561,790)	—	1,632,652	—	1,632,652
Real Estate Fund	314,201	(314,201)	—	324,013	—	324,013
Retailing Fund	182,139	(182,139)	—	186,616	—	186,616
Technology Fund	706,502	(706,502)	—	731,235	—	731,235
Telecommunications Fund	107,947	(107,947)	—	111,194	—	111,194
Transportation Fund	380,581	(380,581)	—	388,626	—	388,626

(a)	Actual collateral received by the Fund is greater than the amount shown due to overcollateralization.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds have securities lending agreements to evaluate potential risks.

7. Securities Transactions

For the period ended June 30, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$13,553,521	$19,835,853
Basic Materials Fund	10,654,473	15,743,690
Biotechnology Fund	18,479,183	19,134,389
Consumer Products Fund	15,719,081	15,928,640
Electronics Fund	14,024,890	14,330,442
Energy Fund	87,730,505	94,312,547
Energy Services Fund	21,380,931	21,968,371
Financial Services Fund	19,195,824	22,081,861
Health Care Fund	22,229,199	17,088,619
Internet Fund	13,437,821	14,204,160
Leisure Fund	15,696,685	15,594,600
Precious Metals Fund	69,738,422	68,997,775
Real Estate Fund	21,363,306	17,324,317
Retailing Fund	13,705,167	14,462,424
Technology Fund	25,181,113	22,766,522
Telecommunications Fund	8,037,230	10,634,931
Transportation Fund	14,116,811	21,094,775
Utilities Fund	18,270,766	13,101,386

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$2,853,177	$3,515,481	$13,079
Basic Materials Fund	1,386,663	2,805,475	(1,829)
Biotechnology Fund	4,224,004	3,516,122	106,082
Consumer Products Fund	1,854,423	3,158,197	(22,531)
Electronics Fund	3,510,653	5,933,103	24,451
Energy Fund	10,602,060	6,267,797	31,336
Energy Services Fund	6,566,453	4,047,012	(101,543)
Financial Services Fund	4,656,605	4,910,474	45,246
Health Care Fund	3,887,018	3,471,534	(71,889)
Internet Fund	4,023,823	4,112,931	81,715
Leisure Fund	2,524,193	1,702,358	28,331
Precious Metals Fund	6,425,457	4,363,151	27,349
Real Estate Fund	3,771,034	3,791,176	(4,261)
Retailing Fund	1,654,170	2,153,292	7,919
Technology Fund	6,180,077	5,456,933	16,277
Telecommunications Fund	1,205,678	1,619,036	276
Transportation Fund	1,721,231	2,124,870	76,970
Utilities Fund	1,944,031	1,297,008	(4,290)

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2018. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.92% for the period ended June 30, 2017. The Funds did not have any borrowings outstanding under this agreement at June 30, 2017.

The average daily balances borrowed for the period ended June 30, 2017, were as follows:

Fund	Average Daily Balance
Banking Fund	$1,050
Basic Materials Fund	1,039
Biotechnology Fund	3,950
Consumer Products Fund	159
Electronics Fund	1,410
Energy Fund	5,522
Energy Services Fund	771
Health Care Fund	514
Internet Fund	837
Leisure Fund	83
Precious Metals Fund	22,487
Real Estate Fund	1,916
Retailing Fund	2,255
Telecommunications Fund	1,176
Transportation Fund	1,384
Utilities Fund	1,245

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Reverse Share Splits

Effective December 1, 2016, a reverse share split occurred for the following funds:

Fund	Split Type
Banking Fund	One-for-Six Reverse Split
Basic Materials Fund	One-for-Three Reverse Split
Energy Fund	One-for-Four Reverse Split
Energy Services Fund	One-for-Six Reverse Split
Financial Services Fund	One-for-Three Reverse Split
Internet Fund	One-for-Four Reverse Split
Retailing Fund	One-for-Four Reverse Split
Transportation Fund	One-for-Four Reverse Split

The effect of these transactions was to divide the number of outstanding shares of the Funds by the respective split ratio, resulting in a corresponding increase in the net asset value per share. The share transactions presented in the Statements of Changes in Net Assets and the Per Share Data in the Financial Highlights for each of the periods presented prior to the effective date have been restated to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

10. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition. On September 9, 2016, the plaintiffs filed a petition for writ of certiorari in the U.S. Supreme Court challenging the Second Circuit’s decision that the safe harbor of Section 546(e) applied to their claims. The shareholder defendants, including the Funds, filed a joint brief in opposition to the petition for certiorari on October 24, 2016. The Supreme Court has not yet granted or denied the petition for certiorari.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. On January 6, 2017, the United States District Court for the Southern District of New York granted the shareholder defendants’ motion to dismiss the intentional fraudulent conveyance claim in the FitzSimons action. The Court concluded that the plaintiff had failed to allege that Tribune entered the LBO with actual intent to hinder, delay, or defraud its creditors, and therefore the complaint failed to state a claim. In dismissing the intentional fraudulent conveyance claim, the Court denied the plaintiff’s request to amend the complaint. On February 23, 2017, the Court issued an order stating that it intends to permit an interlocutory appeal of the dismissal order, but will wait to do so until it has resolved outstanding motions to dismiss filed by other defendants. Accordingly, the timing of the appeal is uncertain.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment. On May 30, 2017, the shareholder defendants filed a motion to remand the proceedings in the Creditor Trust and Reichman Actions to the Bankruptcy Court, for consideration of the collateral estoppel ground for dismissal raised by the Bankruptcy Court’s ruling in the Blavatnik Action. The District Court has not yet ruled on the motion to remand.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On July 27, 2016, the District Court reversed the Bankruptcy Court and reinstated the federal law intentional fraudulent transfer claim in the Litigation Trust Action and remanded to the Bankruptcy Court for further proceedings. The District Court found that the fraudulent intent that mattered was that of Lyondell’s CEO, not its board, because the CEO’s intent could be imputed to Lyondell under Delaware law agency principles. The District Court did note, however, that plaintiff faces a high standard for proving “actual intent” to harm creditors, and that it remains to be seen whether plaintiff will be able to make this showing. On August 11, 2016, the shareholder defendants filed a motion for reconsideration and/or to certify an interlocutory appeal of the District Court’s opinion. On October 5, 2016, the District Court denied the motion for reconsideration and/or to certify an interlocutory appeal. In light of this ruling, the federal intentional fraudulent conveyance claim will move forward before the Bankruptcy Court, but a schedule for that case has not yet been set. On April 21, 2017, the Bankruptcy Court issued an Opinion and Order After Trial in a related Lyondell litigation (the “Blavatnik Action”) rejecting claims for intentional fraudulent transfer and constructive fraudulent transfer in connection with the 2007 LBO. Based on this related ruling in the Blavatnik Action, the shareholder defendants filed a motion to dismiss the Litigation Trust Action on the grounds of collateral estoppel on May 30, 2017. The Bankruptcy Court has not yet ruled on this new motion to dismiss.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

The Board of Trustees (the “Board”) of Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on May 25, 2017, called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) applicable to the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund, and Utilities Fund, each a series of the Trust (each, a “Fund” and, collectively, the “Funds”). The Board unanimously approved the continuation of the Investment Advisory Agreement for an additional one-year period based on the Board’s review of qualitative and quantitative information provided by the Advisor. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreement at an in-person meeting held on April 26, 2017 (together, with the May 25 meeting, the “Meetings”). The Board considered the materials provided by the Advisor and the review conducted at the April 26 meeting to be an integral part of the Trustees’ deliberations and their process in considering the renewal of the Investment Advisory Agreement.

Prior to reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees regarding the Board’s fiduciary responsibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements and participated in question and answer sessions with representatives of the Advisor. The Independent Trustees also carefully considered information that they had received throughout the year as part of their regular oversight of the Funds. At the Meetings, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Funds’ fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds (the “FUSE reports”). The Independent Trustees carefully evaluated this information, met in executive session outside the presence of fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s substantial commitment to the recruitment and retention of high quality personnel; (c) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds or accounts, giving special attention to the existence of economies of scale and the absence of breakpoints in these fees and the Advisor’s rationale for not providing

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

for breakpoints at this point in time; (d) each Fund’s overall fees and operating expenses compared with those of similar funds; (e) the level of the Advisor’s profitability from its Fund-related operations; (f) the Advisor’s compliance processes and systems; (g) the Advisor’s compliance policies and procedures; (h) the Advisor’s reputation, expertise and resources in the financial markets; (i) Fund performance compared with that of similar funds and/or appropriate benchmarks; (j) other benefits to the Advisor and/or its affiliates from their relationship to the Funds; and (k) the Advisor’s maintenance of operational resources necessary to manage the Funds in a professional manner consistent with the best interests of the Funds and their shareholders. In its deliberations, the Trustees did not identify any particular factor or factors that was controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees for each Fund are reasonable in light of, and not so disproportionately large as to bear no reasonable relationship to, the services that it provides to such Fund; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

Nature, Extent and Quality of Services Provided by the Advisor. The Board evaluated, among other things, the Advisor’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of its investment strategies (including the extent to which the Funds use derivatives), Fund risk management process, brokerage practices, and the adequacy of its compliance systems and processes, proxy voting policies and practices, and cybersecurity programs. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and whether these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs. Based on the foregoing, the Trustees determined that the approval of the Investment Advisory Agreement would enable shareholders of the Funds to receive high quality services at a cost that was appropriate and reasonable.

Fund Expenses and Performance of the Funds and the Advisor. The Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare reports to help the Board compare the Funds’ fees, expenses, and total return performance with those of a peer group and peer universe of funds selected by FUSE. In the reports, each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry investment focus) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Advisor’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies, index rebalance frequency, and tradability) that should be reviewed in context. With respect to tradability, in particular, the Board considered that non-tradable funds incur lower expense ratios than tradable funds because non-tradable funds experience less shareholder activity and lower transaction volumes than tradable funds. The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for the Fund compared to that of its peers. The Board also discussed the correlation between a Fund’s assets under management and tracking error, noting that a Fund’s ability to replicate an underlying index rather than employ representative sampling depends, in part, upon the Fund’s size. Based on the foregoing, the Board determined that the proposed advisory fees paid by the Funds are reasonable in relation to the nature and quality of the services provided by the Advisor.

Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. The Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed the FUSE reports. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue, if any, received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability analysis. Based on the foregoing, the Board determined that the profit to the Advisor on the fees paid by the Funds is not excessive in view of the nature and quality of the services provided by the Advisor.

Economies of Scale. The Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex often increase and decrease significantly due to the unlimited

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OTHER INFORMATION (Unaudited)(concluded)

trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize meaningful economies of scale. The Board noted that it intends to continue to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the Advisor’s services, the Board considered the nature and amount of other benefits to be received by the Advisor and its affiliates as a result of their relationship with the Funds, including any intangible benefits to the Advisor. In particular, the Board considered the nature, extent, quality, and cost of certain distribution and shareholder services performed by the Advisor’s affiliate, Guggenheim Funds Distributors, LLC, under the distribution agreement, investor services agreement, and Investor Services Plan. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliate’s commitment to the Funds, the Board concluded the ancillary benefits the Advisor and its affiliates received were reasonable.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the continuation of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	President, Chief Executive Officer and Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	233

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee, Member of the Audit Committee; Member of the Compliance and Risk Oversight Committee; and Member of the Governance Committee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	133	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	133	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	133	Epiphany Funds (3) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	133	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee from 2005 to present; Member of the Audit Committee from 2005 to present; Member of the Investment and Performance Committee from 2014 to present; Member of the Compliance and Risk Oversight Committee from 2015 to present; Member of the Governance Committee from 2015 to present; and Member of the Nominating Committee from 2015 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	133	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Chairman and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	133	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	133	None.
Sandra G. Sponem***** (1958)	Trustee, Member of the Audit Committee, Member of the Investment and Performance Committee, and Member of the Nominating Committee from November 2016 to present.	Current: Retired Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-2017).	133	None.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Michael P. Byrum (1970)	Vice President (1999-present)

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Joanna M. Catalucci (1966)	AML Officer (2016-present)

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer (2016-present)

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer (2016-present)

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Glenn McWhinnie (1969)	Assistant Treasurer (2016-present)	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present)

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer (2016-present)

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer (2016-present)

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer (2016-present)

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commenced serving as independent Trustees effective August 18, 2016.

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

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Item 2.  Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

 (b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rydex Variable Trust

By	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	September 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Amy J. Lee
Amy J. Lee, Vice President

Date	September 8, 2017

By	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	September 8, 2017